Due to size constraints, this filing is being made in 2 related submissions.  This submission is the first of the 2 related submissions.

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices) (Zip code)

Principal Management Corporation, Principal Financial Group, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2010
Date of reporting period:	April 30, 2010

ITEM 1 – REPORT TO STOCKHOLDERS

                                                                                                        Principal Money Market Fund

                                      Semiannual Report

April 30, 2010

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	5
Schedules of Investments	9
Financial Highlights	13
Shareholder Expense Example	14
Supplemental Information	15

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

Nora Everett President and CEO , Principal Funds

Dear Shareholder,

Six months ago, the global economy was growing again after a deep, lengthy recession, and stock markets worldwide were rebounding. In the U.S., the welcome rally continued through the first four months of 2010 as positive economic data indicated a strengthening economic recovery, leading stocks higher.

However, by the end of April a number of persistent global and domestic concerns finally caught up with the U.S. stock market, resulting in significant volatility during the final week of the month. In particular, government debt troubles in Europe and China’s efforts to tighten monetary policy, coupled with the ongoing domestic concerns of high unemployment and an uncertain housing market, drove home the message that though we’re definitely on our way, we aren’t out of the woods yet.

Despite this recent volatility, we believe that with the continuing improvement in the U.S. and a number of other economies (including those of China, Brazil, Australia, and Canada), now is a good time to be investing in the markets.1, 2

As you invest, we encourage you to diversify your portfolio across a range of asset classes, taking into consideration the time horizon for each of your financial goals as well as your tolerance for investment risk.3 And we’re here to help.

Investments to help you reach for your goals

Our goal is to provide investments that can help you achieve the financial future you envision, through the ups and downs that markets invariably experience over time. We offer funds covering a wide range of investment objectives and levels of risk for all stages in life — whether you are investing for goals that are years down the road, such as retirement, or for more immediate needs like providing income that you can use today.

Within our fund family, you also have clear choices for diversifying your portfolio. You can select a mix of our individual funds; or, to help make your investment decisions simpler, you can choose one of our turnkey target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4

Whatever your goals — rebuilding your portfolio, investing for retirement, saving for a major purchase, or investing for current income — we have a wide range of mutual funds to help you succeed. As always, we encourage you to consult your financial professional, who can help you develop a plan and select the most appropriate investments for pursuing your goals. Finally, we suggest you visit our new online planning center — AmericaRebuilds.com — where you will find useful tools and resources for managing your portfolio.

On behalf of all of us at Principal Funds, I thank you for your continued support.

1	Primary source for economic data provided in this letter: On the Other Hand: Economic Insights, First Quarter 2010 and April 2010 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a Managing Director and Chief Global Economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.
2	International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.
3	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
4	Source: FRC Quarterly Lifecycle Report, March 31, 2010.

STATEMENT OF ASSETS AND LIABILITIES PRINCIPAL FUNDS,INC.

April 30, 2010 (unaudited)

Money Market
Amounts in thousands, except per share amounts	Fund
Assets
Investment in securities--at amortized cost which approximates fair value	$ 1,417,059
Cash	6
Receivables:
Dividends and interest	410
Expense reimbursement from Manager	411
Expense reimbursement from Underwriter	54
Fund shares sold	1,616
Other assets	27
Total Assets	1,419,583
Liabilities
Accrued management and investment advisory fees	473
Accrued administrative service fees	30
Accrued distribution fees	150
Accrued service fees	37
Accrued transfer agent fees	512
Accrued directors' expenses	27
Accrued other expenses	198
Payables:
Fund shares redeemed	3,299
Investment securities purchased	2,969
Total Liabilities	7,695
Net Assets Applicable to Outstanding Shares	$ 1,411,888
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,479,687
Accumulated undistributed (overdistributed) net realized gain (loss)	(67,799)
Total Net Assets	$ 1,411,888
Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000
Net Asset Value Per Share:
Class A: Net Assets	$ 540,945
Shares Issued and Outstanding	542,146
Net Asset Value per share	$ 1.00
Maximum Offering Price	$ 1.00
Class B: Net Assets	$ 46,625
Shares Issued and Outstanding	46,730
Net Asset Value per share	$ 1.00 (a)
Class C: Net Assets	$ 23,084
Shares Issued and Outstanding	23,136
Net Asset Value per share	$ 1.00 (a)
Class J: Net Assets	$ 315,570
Shares Issued and Outstanding	316,261
Net Asset Value per share	$ 1.00 (a)
Institutional: Net Assets	$ 220,299
Shares Issued and Outstanding	220,809
Net Asset Value per share	$ 1.00
R-1: Net Assets	$ 9,668
Shares Issued and Outstanding	9,689
Net Asset Value per share	$ 1.00
R-2: Net Assets	$ 28,977
Shares Issued and Outstanding	29,040
Net Asset Value per share	$ 1.00
R-3: Net Assets	$ 59,544
Shares Issued and Outstanding	59,677
Net Asset Value per share	$ 1.00
R-4: Net Assets	$ 22,682
Shares Issued and Outstanding	22,730
Net Asset Value per share	$ 1.00
R-5: Net Assets	$ 144,494
Shares Issued and Outstanding	144,811
Net Asset Value per share	$ 1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENT OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

Money Market
Amounts in thousands	Fund(a)
Net Investment Income (Loss)
Income:
Interest	$ 2,750
Total Income	2,750
Expenses:
Management and investment advisory fees	3,219
Distribution fees - Class B	282
Distribution fees - Class C	134
Distribution fees - Class J	418
Distribution fees - Class S	158
Distribution fees - R-1	17
Distribution fees - R-2	41
Distribution fees - R-3	79
Distribution fees - R-4	12
Administrative service fees - R-1	14
Administrative service fees - R-2	27
Administrative service fees - R-3	48
Administrative service fees - R-4	15
Administrative service fees - R-5	80
Registration fees - Class A	33
Registration fees - Class B	11
Registration fees - Class C	16
Registration fees - Class J	39
Registration fees - Class S	4
Registration fees - Institutional	22
Service fees - Class S	26
Service fees - R-1	12
Service fees - R-2	34
Service fees - R-3	54
Service fees - R-4	17
Service fees - R-5	109
Shareholder reports - Class A	25
Shareholder reports - Class B	6
Shareholder reports - Class C	2
Shareholder reports - Class J	66
Shareholder reports - Class S	7
Transfer agent fees - Class A	465
Transfer agent fees - Class B	64
Transfer agent fees - Class C	24
Transfer agent fees - Class J	248
Transfer agent fees - Class S	11
Transfer agent fees - Institutional	1
Custodian fees	3
Directors' expenses	30
Professional fees	40
Other expenses	32
Total Gross Expenses	5,945
Less: Reimbursement from Manager - Class A	724
Less: Reimbursement from Manager - Class B	311
Less: Reimbursement from Manager - Class C	51
Less: Reimbursement from Manager - Class J	886
Less: Reimbursement from Manager - Class S	78
Less: Reimbursement from Manager - Institutional	130
Less: Reimbursement from Manager - R-1	29
Less: Reimbursement from Manager - R-2	72
Less: Reimbursement from Manager - R-3	124
Less: Reimbursement from Manager - R-4	40
Less: Reimbursement from Manager - R-5	239
Less: Reimbursement from Underwriter - Class B	70
Less: Reimbursement from Underwriter - Class C	134
Less: Reimbursement from Underwriter - Class S	158
Less: Reimbursement from Underwriter - R-1	17
Less: Reimbursement from Underwriter - R-2	41
Less: Reimbursement from Underwriter - R-3	79
Less: Reimbursement from Underwriter - R-4	12
Total Net Expenses	2,750
Net Investment Income (Loss)	–

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Other investment companies	654
Net Realized and Unrealized Gain (Loss) on Investments	654
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 654

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									Money Market Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ –		$ 12,272
Net realized gain (loss) on investments									654		(54)
Change in unrealized appreciation/depreciation of investments									–		–
		Net Increase (Decrease) in Net Assets Resulting from Operations							654		12,218

Dividends and Distributions to Shareholders
From net investment income									–	(12,272)
					Total Dividends and Distributions				–	(12,272)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(938,828)		(458,474)
				Total increase (decrease) in net assets				(938,174)		(458,528)

Net Assets
Beginning of period								2,350,062		2,808,590
End of period (including undistributed net investment income as set forth below)								$ 1,411,888		$ 2,350,062
Undistributed (overdistributed) net investment income (loss)								$ –		$ –

	Class A	Class B	Class C	Class J	Class S(a) Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 234,875	$ 5,656 $	5,954 $	60,797 $	6,506	$ 99,128	$ 1,308 $	5,699	$ 12,365 $	6,840	$ 36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	$ (95,822) $	(20,067) $	(7,644) $	(30,840) $ (761,480) $		(11,538) $	(368) $	4,987	$ (8,769) $	(3,569) $	(3,718)
Shares:
Sold	234,875	5,656	5,954	60,797	6,506	99,128	1,308	5,699	12,365	6,840	36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	(95,822)	(20,067)	(7,644)	(30,840)	(761,480)	(11,538)	(368)	4,987	(8,769)	(3,569)	(3,718)
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720	$ 60,716 $	50,539 $ 227,413 $ 396,802			$ 306,339	$ 18,105 $	23,928	$ 77,071 $	67,269	$ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	$ (138,649) $	(20,626) $	(12,217) $	(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $	(17,295) $	(4,607) $	(10,162)
Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ –	$ – $	– $	– $	–	$ –	$ – $	–	$ – $	–	$ –
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	– $	–	$ –	$ – $	–	$ – $	–	$ –
Year Ended October 31, 2009
From net investment
income	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

4

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization

Principal Funds, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Funds, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 66 other funds. Money Market Fund offers ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class J shares. Certain detailed information for the other classes of shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at 134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition were approximately $134,910,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,569,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the period ended April 30, 2010, would have been $33,000 of net investment income, $324,000 of net realized and unrealized loss on investments, and $357,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

Effective March 1, 2010, Class B shares of the Fund are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Funds, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2010, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2010, the Fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. The Fund did not borrow against the line of credit during the period ended April 30, 2010.

4. Fair Valuation

Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund uses various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of April 30, 2010, 100% of the Fund’s investments were valued based on Level 2 inputs, with the exception of Common Stock, which is a Level 1 input.

5. Management Agreement and Transactions with Affiliates

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of the Fund. The annual rates used in this calculation for the Fund are as follows:

Net Assets of Funds (in millions)

First	Next	Next	Next	Next $1	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. As of April 30, 2010, the annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and ..11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Class C shares is 1.79% and will expire on February 28, 2011.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

The Manager has voluntarily agreed to limit the Fund’s expenses on certain share classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limit for Institutional Class shares is 0.43% and may be terminated at any time. In addition, the Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

Distribution Fees. The Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are 1.00%, 1.00%, .25%, .35%, .30%, .25% and .10% for Class B, Class C, Class J, R-1, R-2, R-3, and R-4 Classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the Fund’s distribution fees attributable to certain share classes of the Fund. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2010, were $1,000, $110,000, $3,000, and $89,000 for Class A, Class B, Class C, and Class J shares, respectively.

Affiliated Ownership. At April 30, 2010, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned 14,074,000 and 29,034,000 shares of Class A and Institutional class shares, respectively.

6. Capital Share Transactions

For the period ended April 30, 2010, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Money Market Fund	4,602	$4,602

7. Federal Tax Information

Distributions to Shareholders. Federal tax distribution of ordinary income paid for the year ended October 31, 2009, was $12,272,000.

Capital Loss Carryforward. Capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. As of October 31, 2009 the Fund has a capital loss carryforward of $3,741,000 expiring in 2016, and $54,000 expiring in 2017 for a total capital loss carryforward of $3,795,000.

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

COMMON STOCKS - 2.10%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.10%				Amount
BlackRock Liquidity Funds TempFund Portfolio	29,670,000 $	29,670	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
			California (continued)
TOTAL COMMON STOCKS		$ 29,670	San Jose Redevelopment Agency JP Morgan
	Principal		Chase Bank
	Amount		0.26%, 8/1/2028	$ 27,250	$ 27,250
BONDS - 6.54%	(000's)	Value (000's)			$ 44,614
Automobile Asset Backed Securities - 0.32%			Colorado - 0.53%
Hyundai Auto Receivables Trust			Colorado Housing & Finance Authority Wells
0.36%, 9/15/2010	$ 2,202	$ 2,203	Fargo Bank NA
World Omni Automobile Lease Securitization			0.35%, 4/1/2029	325	325
Trust			County of Kit Carson CO Wells Fargo Bank NA
0.40%, 11/15/2010	2,292	2,292	0.34%, 6/1/2027	1,700	1,700
		$ 4,495	County of Montrose CO Wells Fargo Bank NA
Banks - 0.79%			0.35%, 6/1/2010	400	400
JP Morgan Chase & Co			Sheridan Redevelopment Agency Citibank NA
2.63%, 12/1/2010	1,200	1,208	1.00%, 12/1/2029	5,000	5,000
JP Morgan Chase Bank NA					$ 7,425
0.26%, 5/21/2010(a)	8,000	8,000	Georgia - 0.14%
Morgan Stanley			Savannah College of Art & Design Inc Bank of
2.90%, 12/1/2010	2,000	2,017	America NA
		$ 11,225	0.34%, 4/1/2024	2,000	2,000
Diversified Financial Services - 2.37%
Corporate Finance Managers Inc			Illinois - 1.60%
0.30%, 2/2/2043	13,465	13,465	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/8/2010	5,600	5,600
0.33%, 6/1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase
		$ 33,465	Bank
Healthcare - Services - 1.20%			0.34%, 10/1/2024	16,870	16,870
Everett Clinic PS					$ 22,470
0.36%, 5/1/2022	5,300	5,300	Indiana - 0.18%
Portland Clinic LLP/The			Ball State University Foundation Inc US Bank NA
0.36%, 11/20/2027	11,560	11,560	0.30%, 9/1/2031	2,550	2,550
		$ 16,860
Insurance - 0.81%			Iowa - 0.15%
Berkshire Hathaway Inc			Iowa Finance Authority
0.23%, 5/10/2010(a)	11,400	11,400	0.34%, 3/1/2018	2,160	2,160

Other Asset Backed Securities - 1.05%			New Mexico - 0.28%
CNH Equipment Trust			City of Las Cruces NM
0.35%, 4/15/2011	12,539	12,539	0.30%, 12/1/2018	4,000	4,000
Great America Leasing Receivables
0.50%, 11/15/2010(b)	2,278	2,277	New York - 0.38%
		$ 14,816	New York City Housing Development
TOTAL BONDS		$ 92,261	Corp Landesbank Hessen-Thueringen
	Principal		0.31%, 6/1/2039	5,400	5,400
	Amount
MUNICIPAL BONDS - 8.06%	(000's)	Value (000's)	North Carolina - 0.24%
			North Carolina Capital Facilities Finance Agency
Arizona - 0.77%			0.40%, 9/1/2018	3,410	3,410
Glendale Industrial Development Authority Bank
of New York
0.40%, 7/1/2035	$ 7,240	$ 7,240	Oklahoma - 0.38%
Tucson Airport Authority Inc Bank of America			Oklahoma University Hospital
NA			0.30%, 8/15/2021	5,385	5,385
0.55%, 12/1/2018	3,635	3,635
		$ 10,875	Oregon - 0.08%
			Lake Oswego Redevelopment Agency Wells
California - 3.16%			Fargo Bank NA
Abag Finance Authority for Nonprofit Corps			0.35%, 6/1/2020	1,090	1,090
0.55%, 11/1/2031	1,935	1,935
California Statewide Communities Development			Washington - 0.17%
Authority			Washington State Housing Finance Commission
0.29%, 8/15/2034	600	600	0.30%, 9/1/2028	895	895
City of Fairfield CA Landesbank Hessen-			0.30%, 12/15/2037	1,165	1,165
Thueringen			0.39%, 12/1/2028	375	375
0.70%, 6/1/2034	2,000	2,000			$ 2,435
0.70%, 6/1/2034	2,700	2,700
City of Santa Rosa CA Landesbank Hessen-			TOTAL MUNICIPAL BONDS		$ 113,814
Thueringen
0.65%, 9/1/2024	4,560	4,560
Kern Water Bank Authority Wells Fargo Bank NA
0.30%, 7/1/2028	5,569	5,569

See accompanying notes

9

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 2.19%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
U.S. Treasury Bill - 2.19%			Banks (continued)
0.33%, 9/23/2010(c)	$ 10,000	$ 9,987	UBS Finance Delaware LLC
0.44%, 6/3/2010(c)	13,000	12,995	0.23%, 5/13/2010	$ 8,000	$ 7,999
0.44%, 4/7/2011(c)	8,000	7,967	0.40%, 9/28/2010	5,000	4,992
		$ 30,949	0.42%, 5/28/2010	10,000	9,997
TOTAL U.S. GOVERNMENT &					$ 226,243
GOVERNMENT AGENCY OBLIGATIONS		$ 30,949	Beverages - 0.50%
	Maturity		Coca-Cola Co
	Amount		0.18%, 5/24/2010(b)	7,000	6,999
REPURCHASE AGREEMENTS - 2.60%	(000's)	Value (000's)
Banks - 2.60%			Chemicals - 3.75%
Investment in Joint Trading Account; Bank of	$ 3,740	$ 3,740	BASF SE
America Repurchase Agreement; 0.19%			0.24%, 6/28/2010(b)	8,000	7,997
dated 04/30/10 maturing 05/03/10			0.27%, 8/24/2010(b)	8,000	7,993
(collateralized by Sovereign Agency Issue;			0.65%, 7/9/2010(b)	7,500	7,491
$3,814,800; 0.88%; dated 02/28/11)			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Credit Suisse	33,001	33,000	0.43%, 6/21/2010(b)	12,000	11,993
Repurchase Agreement; 0.19% dated			0.43%, 6/22/2010(b)	8,000	7,995
04/30/10 maturing 05/03/10 (collateralized by			0.55%, 9/13/2010	9,500	9,480
US Treasury Note; $33,660,000; 0.88%;					$ 52,949
dated 10/18/10)			Diversified Financial Services - 39.71%
		$ 36,740	American Express Credit
TOTAL REPURCHASE AGREEMENTS		$ 36,740	0.25%, 5/13/2010	16,000	15,999
	Principal		American Honda Finance Corp
	Amount		0.22%, 6/9/2010	7,000	6,998
COMMERCIAL PAPER - 75.15%	(000's)	Value (000's)	0.22%, 6/10/2010	8,000	7,998
Agriculture - 0.55%			0.23%, 6/17/2010	8,000	7,998
Philip Morris International Inc			0.28%, 8/31/2010	8,000	7,992
0.20%, 5/26/2010(b)	4,700	4,699	BlackRock Inc
0.29%, 6/25/2010(b)	3,000	2,999	0.22%, 5/5/2010(b)	7,700	7,700
		$ 7,698	0.22%, 5/19/2010(b)	6,000	5,999
Banks - 16.01%			0.22%, 6/15/2010	6,000	5,998
Bank of America NA			BNP Paribas Finance
0.46%, 11/18/2010	8,000	8,000	0.28%, 8/17/2010	8,000	7,993
Barclays US Funding Corp			0.33%, 11/1/2010	6,000	5,990
0.24%, 7/8/2010	7,000	6,997	CAFCO LLC
			0.30%, 6/8/2010(b)	8,400	8,397
Commonwealth 0.19%, 5/19/2010 Bank of (b),(d) Australia	8,000	7,999	0.30%, 7/8/2010(b)	6,000	5,997
0.34%, 9/8/2010(b),(d)	7,000	6,992	0.30%, 7/12/2010(b)	4,670	4,667
0.35%, 9/17/2010(b),(d)	7,000	6,991	0.30%, 7/13/2010(b)	7,000	6,996
0.36%, 9/27/2010(b),(d)	8,000	7,988	0.30%, 7/19/2010(b)	8,300	8,294
Dexia Delaware LLC			Caterpillar Financial Services Corp
0.30%, 5/4/2010	7,400	7,400	0.23%, 5/12/2010	1,205	1,205
DnB NOR Bank ASA			Charta Corp
0.23%, 7/2/2010(b),(d)	9,000	8,996	0.20%, 6/1/2010(b)	3,000	2,999
0.26%, 5/25/2010(b),(d)	8,000	7,999	0.22%, 6/3/2010(b)	7,000	6,999
0.26%, 7/14/2010(b),(d)	7,800	7,796	0.24%, 6/25/2010(b)	8,000	7,997
0.28%, 6/30/2010(b),(d)	10,500	10,495	0.30%, 9/1/2010(b)	8,700	8,691
0.31%, 7/7/2010(b),(d)	5,000	4,997	0.32%, 9/2/2010(b)	8,000	7,991
Intesa Funding LLC			CRC Funding LLC
			0.28%, 8/12/2010(b)	5,900	5,895
0.23%, 6/18/2010	17,800	17,794	0.30%, 7/6/2010(b)	7,900	7,896
0.27%, 7/7/2010	7,000	6,997	0.30%, 7/7/2010(b)	6,000	5,997
0.33%, 9/9/2010	7,500	7,491	0.30%, 7/22/2010(b)	7,100	7,095
JPMorgan Chase & Co			0.34%, 9/3/2010(b)	8,000	7,991
0.20%, 5/12/2010	6,000	6,000
Royal Bank of Scotland Group PLC			Credit Agricole North America Inc
0.23%, 6/2/2010(b),(d)	8,200	8,198	0.26%, 5/28/2010	9,180	9,178
0.27%, 6/9/2010(b),(d)	6,000	5,998	0.32%, 7/6/2010	8,000	7,995
Skandinaviska Enskilda Banken AB			0.33%, 8/24/2010	6,000	5,994
0.25%, 5/4/2010(b),(d)	7,000	7,000	Danske Corp
0.27%, 5/6/2010(b),(d)	7,000	7,000	0.20%, 5/4/2010(b)	8,000	8,000
			0.28%, 6/24/2010(b)	7,000	6,997
Standard Chartered Bank/New York
0.35%, 6/1/2010(b)	9,650	9,647	Gemini Securitization Corp LLC
0.40%, 5/7/2010(b)	10,000	9,999	0.20%, 6/4/2010(b)	8,000	7,999
0.43%, 9/15/2010(b)	8,500	8,486	0.23%, 6/11/2010(b)	7,000	6,998
0.45%, 6/7/2010(b)	10,000	9,995	0.25%, 7/1/2010(b)	7,000	6,997
			0.26%, 7/6/2010(b)	8,300	8,296
State Street Corp
0.18%, 5/6/2010	6,000	6,000	ING US Funding LLC
			0.32%, 6/28/2010	4,000	3,998
			0.33%, 8/13/2010	7,000	6,993

See accompanying notes

10

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance - 5.75%
ING US Funding LLC (continued)			New York Life Funding
0.40%, 10/7/2010	$ 8,100	$ 8,086	0.45%, 5/3/2010(a),(e)	$ 36,000	$ 36,000
1.00%, 6/3/2010(e)	15,000	15,000	Prudential PLC
John Deere Bank SA			0.28%, 5/20/2010(b)	7,000	6,999
0.19%, 5/12/2010(b)	7,000	7,000	0.45%, 5/24/2010(b)	7,000	6,998
Metlife Funding Inc			Swiss Re Treasury US Corp
1.05%, 7/19/2010(e)	15,000	15,000	0.35%, 7/21/2010(b)	7,000	6,994
Nordea North America Inc/DE			0.36%, 7/20/2010(b)	7,500	7,494
0.28%, 7/16/2010	8,000	7,995	0.45%, 5/25/2010(b)	8,000	7,998
PACCAR Financial Corp			0.72%, 8/23/2010(b)	8,200	8,181
0.17%, 5/13/2010	2,750	2,750	0.78%, 7/8/2010(b)	600	599
0.18%, 6/4/2010	6,600	6,599			$ 81,263
Park Avenue Receivables Corp			Miscellaneous Manufacturing - 0.50%
0.17%, 5/5/2010(b)	8,000	8,000	General Electric Co
0.18%, 5/6/2010(b)	8,000	8,000	0.21%, 6/24/2010	7,000	6,998
0.22%, 5/14/2010(b)	8,000	7,999
Private Export Funding Corp			Oil & Gas - 1.13%
0.23%, 7/15/2010(b)	8,700	8,696	Total Capital SA
Prudential Funding LLC			0.23%, 6/28/2010(b)	8,000	7,997
0.25%, 5/4/2010	7,000	7,000	0.23%, 6/30/2010(b)	8,000	7,997
Rabobank USA Financial Corp					$ 15,994
0.20%, 6/8/2010	7,000	6,999	Supranational Bank - 2.87%
Ranger Funding Co LLC			Corp Andina de Fomento
0.21%, 5/12/2010	8,000	7,999	0.35%, 5/17/2010(b)	10,000	9,998
0.21%, 5/20/2010(b)	7,600	7,599	0.36%, 5/19/2010(b)	11,000	10,998
0.22%, 5/7/2010(b)	8,200	8,200	0.47%, 6/17/2010(b)	10,000	9,994
0.23%, 6/10/2010(b)	5,000	4,999	0.62%, 8/20/2010(b)	9,000	8,983
Sheffield Receivables Corp			0.68%, 6/21/2010(b)	500	500
0.19%, 5/11/2010(b)	5,000	5,000			$ 40,473
0.22%, 5/25/2010(b)	7,000	6,999
0.23%, 6/14/2010(b)	8,000	7,998	TOTAL COMMERCIAL PAPER		$ 1,061,025
0.24%, 6/7/2010(b)	7,000	6,998		Principal
0.24%, 6/16/2010(b)	7,500	7,498		Amount
			CERTIFICATE OF DEPOSIT - 3.73%	(000's)	Value (000's)
Societe Generale North America Inc			Banks - 3.28%
0.21%, 5/17/2010	7,000	6,999	Bank of America NA
0.22%, 5/3/2010	3,030	3,030	0.40%, 11/12/2010	8,000	8,000
0.31%, 8/19/2010	2,400	2,398	0.41%, 10/25/2010	8,000	8,000
0.32%, 7/20/2010	8,000	7,994	0.45%, 6/14/2010	7,300	7,300
0.32%, 8/16/2010	7,000	6,993	Citibank NA
0.35%, 9/8/2010	3,600	3,595	0.20%, 5/3/2010	8,000	8,000
Straight-A Funding LLC			US Bank NA
0.18%, 5/10/2010	8,000	8,000	0.66%, 5/18/2010	15,000	15,000
0.18%, 5/14/2010	8,000	7,999			$ 46,300
0.25%, 6/23/2010	6,000	5,998
0.26%, 6/21/2010(b)	8,000	7,997	Diversified Financial Services - 0.45%
Toyota Credit Canada Inc			Nordea Bank
0.28%, 6/29/2010	6,900	6,896	1.07%, 5/21/2010	6,300	6,300
0.33%, 5/11/2010	8,500	8,499
Toyota Motor Credit Corp			TOTAL CERTIFICATE OF DEPOSIT		$ 52,600
0.26%, 5/27/2010	7,000	6,999	Total Investments		$ 1,417,059
0.29%, 6/23/2010	7,000	6,997	Liabilities in Excess of Other Assets, Net -
0.36%, 7/26/2010	6,000	5,995	(0.37)%		$ (5,171)
Yorktown Capital LLC			TOTAL NET ASSETS - 100.00%		$ 1,411,888
0.20%, 5/3/2010(b)	7,000	7,000
0.20%, 5/24/2010(b)	7,000	6,999
0.23%, 5/26/2010(b)	12,600	12,598	(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
			(b)	Security exempt from registration under Rule 144A of the Securities Act of
		$ 560,617	1933. These securities may be resold in transactions exempt from
Electric - 4.38%			registration, normally to qualified institutional buyers. Unless otherwise
E.ON AG			indicated, these securities are not considered illiquid. At the end of the
0.19%, 5/18/2010	8,000	7,999	period, the value of these securities totaled $637,210 or 45.13% of net
0.20%, 5/20/2010	7,800	7,799	assets.
0.23%, 6/7/2010(b)	7,000	6,998
0.23%, 6/16/2010(b)	8,000	7,998	(c) Rate shown is the discount rate.
			(d)	Security issued by foreign bank and denominated in USD.
GDF Suez			(e) Security is Illiquid
0.21%, 5/3/2010(b)	7,000	7,000
0.22%, 5/19/2010(b)	8,000	7,999
0.22%, 5/21/2010(b)	8,000	7,999
0.23%, 5/24/2010(b)	8,000	7,999
		$ 61,791

See accompanying notes

11

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 1,417,059
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	71.77%
Revenue	6.86%
Government	5.06%
Utilities	4.38%
Basic Materials	3.75%
Consumer, Non-cyclical	2.25%
Exchange Traded Funds	2.10%
Asset Backed Securities	1.37%
Energy	1.13%
Insured	0.76%
Industrial	0.50%
Tax Allocation	0.44%
Liabilities in Excess of Other Assets, Net	(0.37)%
TOTAL NET ASSETS	100.00%

See accompanying notes

12

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC. (unaudited) Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	–	–	0.03	0.04	0 .04	0.02
Total From Investment Operations	–	–	0.03	0.04	0 .04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0.04)	(0 .04)	(0 .02)
Total Dividends and Distributions	–	–	(0 .03)	(0.04)	(0 .04)	(0 .02)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	0 .00%(d)	0 .33%	2 .67%	4.46%	3 .82%	1 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 315,570	$ 346,703	$ 355,746	$ 186,246	$ 157,486	$ 143,460
Ratio of Expenses to Average Net Assets	0 .33%(e)	0 .69%	0 .87%	0.98%	1 .11%	1 .15%
Ratio of Gross Expenses to Average Net Assets(f)	0 .86%(e)	0 .92%	0 .87%	0.98%	1 .11%	1 .15%
Ratio of Net Investment Income to Average Net Assets	0.00%(e)	0 .32%	2 .51%	4.37%	3 .76%	1 .78%

(a) Six months ended April 30, 2010.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes expense reimbursement from Manager and/or Underwriter.

See accompanying notes.

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

As a shareholder of the Money Market Fund of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1,	Account Value	Ending	November 1,
	November 1,	Account Value	2009 to April 30,	November 1,	Account Value	2009 to April 30,	Annualized
	2009	April 30, 2010	2010 (a)	2009	April 30, 2010	2010(a)	Expense Ratio

Money Market Fund
Class J	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	107	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	107	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	107	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	107	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	107	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	107	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	107	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	107	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	107	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	107	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	107	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	107	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

16

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

17

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2010 and the Statement of Additional Information dated March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

18

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) Sub-advisory agreements with Credit Suisse Asset Management, LLC (“Credit Suisse”) and Jennison Associates LLC (“Jennison”) and amended Sub-advisory agreements with BlackRock, Inc. (“BlackRock”), Tortoise Capital Advisors, LLC (“Tortoise”) and Principal Real Estate Investors, LLC (“Principal REI”) related to the Diversified Real Asset Fund; (2) an Amended Management Agreement with Principal Management Corporation (“PMC” or the Manager”) related to the Diversified Real Asset Fund; (3) a Sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder, Inc.”) and a Sub-Sub-advisory agreement with Schroder Investment Management North America Limited (“Schroder Limited”) related to the International Fund I; (4) amended Sub-advisory agreements with AllianceBernstein, LP (“AllianceBernstein”), American Century Investment Management, Inc. (“American Century”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), BlackRock, Causeway Capital Management LLC (“Causeway”), Columbus Circle Investors (“Columbus Circle”), Dimensional Fund Advisors, Inc. (“Dimensional”), Emerald Advisers, Inc. (“Emerald”), Essex Investment Management Company, LLC (“Essex”), Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), J.P. Morgan Investment Management (“J.P. Morgan”), Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), Mellon Capital Management Corporation (“Mellon Capital”), Pyramis Global Advisors, LLC (“Pyramis”), T. Rowe Price Associates (“T. Rowe”), Turner Investment Partners, Inc. (“Turner”), UBS Global Asset Management (Americas) Inc. (“UBS”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), and Westwood Management Corporation (“Westwood”) related to certain funds of PFI; (5) an Interim Sub-advisory agreement and Sub-advisory agreement with American Century related to the LargeCap Growth Fund II; (6) a Sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) related to the Tax Exempt Bond Fund and California Municipal Fund; and (7) a Sub-advisory agreement with Montag & Caldwell. LLC (“Montag”) related to the LargeCap Growth Fund II.

Amended Management Agreement and Sub-advisory Agreements with Credit Suisse, Jennison, BlackRock, Tortoise, and Principal REI.

On December 13, 2009, the Board considered whether to approve (1) an Amended Management Agreement (“Management Agreement”) between PFI and the Manager and (2) Sub-advisory agreements between the Manager and each of BlackRock, Credit Suisse, Jennison, Tortoise, and Principal REI (each a “Subadviser”) related to the Diversified Real Asset Fund (the “Fund”). The Management Agreement and the Sub-advisory agreements are together referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of Management Agreement for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each Subadviser with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each Subadviser had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the Subadvisers’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

19

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these Subadvisers. The Board also noted that each Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that they had previously reviewed Principal REI’s soft dollar policies and procedures in connection with the retention of Principal REI to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that, taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Sub-advisory Agreement with Schroder, Inc. and Sub-Sub-advisory Agreement with Schroder Limited.

On December 13, 2009, the Board considered whether to approve a Sub-advisory agreement between the Manager and Schroder Inc. and a Sub-Sub-advisory agreement (the Sub-Sub-advisory Agreement and, together with the Sub-advisory Agreement, the “Agreements”) among the Manager, Schroder Inc. and Schroder Limited (together with Schroder, Inc., the “Subadviser”) related to the International Fund I (the “Fund”).

The Board considered the nature, quality and extent of services expected to be provided under the Agreements. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadviser for the Fund based upon that due diligence program.

The Board reviewed historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of September 30, 2009, the Subadviser’s composite performance outperformed the relevant benchmark index over the last one, three and five year periods. The Board also reviewed an analysis of the impact the Subadviser’s performance would have had on the Fund’s risk-adjusted excess returns over three and five year periods ended September 30, 2009. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the fees proposed to be paid to the Subadviser, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadviser. The Board also compared the proposed fee schedule to that of the existing subadviser for the Fund. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the proposed Agreements. The Board noted the breakpoints included in the fee schedule and concluded that it reflects an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

The Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees, the Manager had negotiated the Agreements at arm’s-length and the proposed fee is represented to be competitive.

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted the Manager’s representation that the Subadviser has a policy to use soft dollars within the Section 28(e) safe harbor.

20

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are fair and reasonable and that approval of the Agreements were in the best interests of the Fund.

Sub-advisory Agreements with Invesco, Montag, and American Century.

On March 7, 2010, the Board considered whether to approve the following subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and: (1) Invesco related to the Tax-Exempt Bond Fund and the California Municipal Bond Fund (the “Bond Funds”); (2) Montag related to the LargeCap Growth Fund II (the “LargeCap Fund” and, together with the Bond Funds, the “Funds”); and (3) American Century related to the LargeCap Fund. American Century, Invesco and Montag are referred to collectively herein as the “Subadvisers.”

The Sub-advisory Agreements were considered in connection with changes in control involving each of the Subadvisers. With respect to American Century, the change in control resulted from the appointment of a new trustee for the trust owning a controlling block of voting securities of American Century’s parent company. With respect to Invesco, the pending change in control would result from the sale of a controlling ownership interest in Van Kampen Asset Management, the current subadviser to the Bond Funds, to Invesco’s parent company. With respect to Montag, the pending change in control would result from the purchase by Montag employees of a controlling ownership interest in Montag. Each of these transactions (the “Transactions”) would effect an assignment and thus cause the automatic termination of each of the Sub-advisory Agreements upon the respective effective dates of the Transactions.

The Board noted that on February 25, 2010, the Board approved an interim subadvisory agreement between the Manager and American Century in connection with the American Century Transaction. In addition, in approving the Sub-advisory Agreements, the Board noted that in September 2009, the Board had renewed the current sub-advisory agreements with the Subadvisers and considered the information provided by the Manager and independent legal counsel in connection with that annual review. The Board noted their findings and conclusions from the annual review of the current sub-advisory agreements.

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Sub-advisory Agreements. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Funds, in approving the Sub-advisory Agreements.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the continuing aspects of the Subadvisers’ operations. The Board noted the Manager’s statement that the individuals who are currently responsible for the day-to-day management of the Funds were expected to continue to be responsible for the management of the Funds following the close of the Transactions. With respect to Montag, the Board also considered the Manager’s assessment of the anticipated financial stability of Montag going forward. Accordingly, the Board considered the current reputation, qualifications and background of the Subadvisers, investment approach of the Subadvisers, the experience and skills of investment personnel responsible for the day-to-day management of the Funds and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and that the Manager had recommended the Subadvisers for the Funds based upon that program.

With respect to investment performance, the Board considered that the Subadvisers expected to retain the portfolio management personnel currently responsible for the management of the Funds following the closing of the Transactions. The Board concluded that based on this factor, along with the Board’s prior findings regarding performance, investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the Subadvisers, the Board considered that neither the advisory fees paid by the Funds to the Manager nor the subadvisory fees paid by the Manager to the Subadvisers were proposed to change as a result of the Transactions. Taking into consideration the Board’s prior evaluation of the subadvisory fees, the Board concluded that the subadvisory fees were reasonable. With respect to the costs of services to be provided and profits to be realized by the Subadvisers, the Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements and noted that no change in profits would result based upon the Transactions.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Funds under the Sub-advisory agreements. The Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements. In addition, the Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels.

The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board noted that no additional benefits were reported beyond those benefits considered by the Board when the current subadvisory agreements were last renewed. Therefore, the Board concluded that the subadvisory fees continued to be reasonable, taking into account these benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreements are fair and reasonable and that approval of the Sub-advisory Agreements is in the best interests of the Funds.

21

Amended Sub-advisory Agreements

At its December 14, 2009 meeting, the Board considered whether to amend subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and AllianceBernstein related to the SmallCap Growth Fund I and LargeCap Value Fund III, American Century related to the LargeCap Growth Fund III, AXA Rosenberg related to the International Value Fund I, BlackRock related to the Inflation Protection Fund, Causeway related to International Value Fund I, Columbus Circle related to the SmallCap Growth Fund III, Dimensional related to the SmallCap Value Fund II, Emerald related to the SmallCap Growth Fund II, Essex related to the SmallCap Growth Fund II, Goldman Sachs related to the LargeCap Blend Fund I and MidCap Value Fund I, Jacobs Levy related to the MidCap Growth Fund III, J.P. Morgan related to the SmallCap Value Fund I, LA Capital related to the MidCap Value Fund I and SmallCap Value Fund II, Mellon Capital related to the MidCap Growth Fund III and SmallCap Value Fund I, Pyramis related to the International Fund I, T. Rowe related to the LargeCap Blend Fund II and LargeCap Growth Fund I, Turner related to the MidCap Growth Fund III, UBS related to the LargeCap Value Fund I and SmallCap Growth Fund II, Vaughan Nelson related to the SmallCap Value Fund II, and Westwood related to the LargeCap Value Fund III.

The Board noted that the amended Sub-advisory Agreements were the same in all material aspects as the current subadvisory agreements other than changes to certain fee schedules to reduce fees or to limit the fees the subadvisers are paid on cash and cash equivalents held in the portfolio of the Funds and certain other administrative changes. As part of its consideration of the amendments, the Board noted that it approved the continuation of the current subadvisory agreements for these subadvisers at its September 2009 meeting. In approving the amended Sub-advisory Agreements, the Board determined that, given its recent consideration of the current subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2009 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services the subadvisers provide to the Funds and that the subadvisers’ obligations under the Sub-advisory Agreements would remain the same in all material respects.

22

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – Ultra Short Bond Fund Held December 15, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the Ultra Short Bond Fund into the Money Market Fund:

In Favor	Opposed	Abstain
15,850,722.484	1,027,562.148	2,517,763.439

23

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

FV314-07 | 06/2010 | # t1006070174 ©2010 Principal Financial Services, Inc.

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds

     Semiannual Report for Asset Allocation Investments

April 30, 2010

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedules of Investments	27
Financial Highlights	49
Shareholder Expense Example	60
Supplemental Information	62

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

Nora Everett President and CEO , Principal Funds

Dear Shareholder,

Six months ago, the global economy was growing again after a deep, lengthy recession, and stock markets worldwide were rebounding. In the U.S., the welcome rally continued through the first four months of 2010 as positive economic data indicated a strengthening economic recovery, leading stocks higher.

However, by the end of April a number of persistent global and domestic concerns finally caught up with the U.S. stock market, resulting in significant volatility during the final week of the month. In particular, government debt troubles in Europe and China’s efforts to tighten monetary policy, coupled with the ongoing domestic concerns of high unemployment and an uncertain housing market, drove home the message that though we’re definitely on our way, we aren’t out of the woods yet.

Despite this recent volatility, we believe that with the continuing improvement in the U.S. and a number of other economies (including those of China, Brazil, Australia, and Canada), now is a good time to be investing in the markets.1, 2

As you invest, we encourage you to diversify your portfolio across a range of asset classes, taking into consideration the time horizon for each of your financial goals as well as your tolerance for investment risk.3 And we’re here to help.

Investments to help you reach for your goals

Our goal is to provide investments that can help you achieve the financial future you envision, through the ups and downs that markets invariably experience over time. We offer funds covering a wide range of investment objectives and levels of risk for all stages in life — whether you are investing for goals that are years down the road, such as retirement, or for more immediate needs like providing income that you can use today.

Within our fund family, you also have clear choices for diversifying your portfolio. You can select a mix of our individual funds; or, to help make your investment decisions simpler, you can choose one of our turnkey target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4

Whatever your goals — rebuilding your portfolio, investing for retirement, saving for a major purchase, or investing for current income — we have a wide range of mutual funds to help you succeed. As always, we encourage you to consult your financial professional, who can help you develop a plan and select the most appropriate investments for pursuing your goals. Finally, we suggest you visit our new online planning center — AmericaRebuilds.com — where you will find useful tools and resources for managing your portfolio.

On behalf of all of us at Principal Funds, I thank you for your continued support.

1	Primary source for economic data provided in this letter: On the Other Hand: Economic Insights, First Quarter 2010 and April 2010 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a Managing Director and Chief Global Economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.
2	International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.
3	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
4	Source: FRC Quarterly Lifecycle Report, March 31, 2010.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund	2020 Fund	2030 Fund
Investment in affiliated securities--at cost	$ 1,877,345	$ 4,914,290	$ 4,356,177
Assets
Investment in affiliated securities--at value	$ 1,774,847	$ 4,654,854	$ 4,145,629
Receivables:
Dividends and interest	1,554	2,464	1,530
Expense reimbursement from Manager	3	7	9
Expense reimbursement from Underwriter	8	22	20
Fund shares sold	712	3,468	2,936
Prepaid expenses	9	22	–
Total Assets	1,777,133	4,660,837	4,150,124
Liabilities
Accrued management and investment advisory fees	44	115	102
Accrued administrative service fees	49	119	109
Accrued distribution fees	129	333	302
Accrued service fees	59	143	130
Accrued transfer agent fees	31	85	87
Accrued directors' expenses	11	28	24
Accrued other expenses	–	–	7
Payables:
Fund shares redeemed	2,649	2,926	2,163
Total Liabilities	2,972	3,749	2,924
Net Assets Applicable to Outstanding Shares	$ 1,774,161	$ 4,657,088	$ 4,147,200
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,023,818	$ 5,093,596	$ 4,488,936
Accumulated undistributed (overdistributed) net investment income (loss)	6,465	10,052	4,732
Accumulated undistributed (overdistributed) net realized gain (loss)	(153,624)	(187,124)	(135,920)
Net unrealized appreciation (depreciation) of investments	(102,498)	(259,436)	(210,548)
Total Net Assets	$ 1,774,161	$ 4,657,088	$ 4,147,200
Capital Stock (par value: $.01 a share):
Shares authorized	585,000	785,000	885,000
Net Asset Value Per Share:
Class A: Net Assets	$ 37,145	$ 79,668	$ 57,977
Shares Issued and Outstanding	3,464	7,186	5,318
Net Asset Value per share	$ 10.72	$ 11.09	$ 10.90
Maximum Offering Price	$ 11.34 (a)	$ 11.74(a)	$ 11.53 (a)
Class B: Net Assets	N/A	$ 9,044	$ 8,097
Shares Issued and Outstanding		814	739
Net Asset Value per share		$ 11.12(b)	$ 10.96 (b)
Class J: Net Assets	$ 205,353	$ 539,433	$ 494,990
Shares Issued and Outstanding	19,314	49,107	45,635
Net Asset Value per share	$ 10.63 (b)	$ 10.98(b)	$ 10.85 (b)
Institutional: Net Assets	$ 1,115,575	$ 3,011,958	$ 2,664,039
Shares Issued and Outstanding	104,558	273,187	245,234
Net Asset Value per share	$ 10.67	$ 11.03	$ 10.86
R-1: Net Assets	$ 25,470	$ 61,237	$ 52,406
Shares Issued and Outstanding	2,403	5,586	4,852
Net Asset Value per share	$ 10.60	$ 10.96	$ 10.80
R-2: Net Assets	$ 41,517	$ 103,106	$ 95,360
Shares Issued and Outstanding	3,926	9,436	8,832
Net Asset Value per share	$ 10.58	$ 10.93	$ 10.80
R-3: Net Assets	$ 104,827	$ 238,966	$ 222,547
Shares Issued and Outstanding	9,911	21,826	20,546
Net Asset Value per share	$ 10.58	$ 10.95	$ 10.83
R-4: Net Assets	$ 76,888	$ 203,624	$ 185,912
Shares Issued and Outstanding	7,252	18,575	16,761
Net Asset Value per share	$ 10.60	$ 10.96	$ 11.09
R-5: Net Assets	$ 167,386	$ 410,052	$ 365,872
Shares Issued and Outstanding	15,757	37,323	33,698
Net Asset Value per share	$ 10.62	$ 10.99	$ 10.86

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands, except per share amounts	2040 Fund	2050 Fund	Fund
Investment in affiliated securities--at cost	$ 2,504,556	$ 1,050,369	$ 620,344
Assets
Investment in affiliated securities--at value	$ 2,404,569	$ 1,014,909	$ 609,792
Receivables:
Dividends and interest	579	154	887
Expense reimbursement from Manager	9	8	4
Expense reimbursement from Underwriter	9	2	2
Fund shares sold	2,080	1,467	336
Prepaid expenses	–	–	14
Total Assets	2,407,246	1,016,540	611,035
Liabilities
Accrued management and investment advisory fees	59	25	14
Accrued administrative service fees	62	23	15
Accrued distribution fees	153	46	43
Accrued service fees	74	28	18
Accrued transfer agent fees	58	22	21
Accrued directors' expenses	12	4	3
Accrued other expenses	7	3	–
Payables:
Fund shares redeemed	1,441	601	2,177
Total Liabilities	1,866	752	2,291
Net Assets Applicable to Outstanding Shares	$ 2,405,380	$ 1,015,788	$ 608,744
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,560,394	$ 1,074,160	$ 678,806
Accumulated undistributed (overdistributed) net investment income (loss)	752	(83)	3,455
Accumulated undistributed (overdistributed) net realized gain (loss)	(55,779)	(22,829)	(62,965)
Net unrealized appreciation (depreciation) of investments	(99,987)	(35,460)	(10,552)
Total Net Assets	$ 2,405,380	$ 1,015,788	$ 608,744
Capital Stock (par value: $.01 a share):
Shares authorized	575,000	500,000	500,000
Net Asset Value Per Share:
Class A: Net Assets	$ 35,957	$ 22,414	$ 23,807
Shares Issued and Outstanding	3,310	2,122	2,290
Net Asset Value per share	$ 10.86	$ 10.56	$ 10.39
Maximum Offering Price	$ 11.49 (a)	$ 11.17(a)	$ 10.79 (b)
Class B: Net Assets	$ 5,976	$ 1,973	$ 820
Shares Issued and Outstanding	553	188	80
Net Asset Value per share	$ 10.81 (c)	$ 10.50(c)	$ 10.31 (c)
Class J: Net Assets	$ 228,134	$ 48,508	$ 58,831
Shares Issued and Outstanding	20,874	4,698	5,718
Net Asset Value per share	$ 10.93 (c)	$ 10.33(c)	$ 10.29 (c)
Institutional: Net Assets	$ 1,613,923	$ 747,892	$ 404,441
Shares Issued and Outstanding	146,966	71,180	39,141
Net Asset Value per share	$ 10.98	$ 10.51	$ 10.33
R-1: Net Assets	$ 33,347	$ 13,034	$ 12,972
Shares Issued and Outstanding	3,059	1,249	1,260
Net Asset Value per share	$ 10.90	$ 10.44	$ 10.30
R-2: Net Assets	$ 52,385	$ 22,692	$ 16,197
Shares Issued and Outstanding	4,807	2,176	1,575
Net Asset Value per share	$ 10.90	$ 10.43	$ 10.28
R-3: Net Assets	$ 123,782	$ 43,259	$ 27,490
Shares Issued and Outstanding	11,365	4,143	2,681
Net Asset Value per share	$ 10.89	$ 10.44	$ 10.25
R-4: Net Assets	$ 101,221	$ 39,774	$ 27,258
Shares Issued and Outstanding	9,285	3,800	2,655
Net Asset Value per share	$ 10.90	$ 10.47	$ 10.27
R-5: Net Assets	$ 210,655	$ 76,242	$ 36,928
Shares Issued and Outstanding	19,237	7,271	3,576
Net Asset Value per share	$ 10.95	$ 10.49	$ 10.33

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands, except per share amounts	Portfolio	Balanced Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 3,055,649	$ 719,383	$ 2,277,481
Assets
Investment in affiliated securities--at value	$ 3,253,345	$ 768,392	$ 2,379,946
Receivables:
Dividends and interest	5,318	1,913	1,808
Expense reimbursement from Underwriter	13	5	6
Fund shares sold	2,689	1,240	1,384
Prepaid expenses	–	24	–
Total Assets	3,261,365	771,574	2,383,144
Liabilities
Accrued management and investment advisory fees	909	213	668
Accrued administrative service fees	5	3	4
Accrued distribution fees	1,402	329	1,068
Accrued service fees	7	3	5
Accrued transfer agent fees	1,029	178	899
Accrued directors' expenses	25	4	19
Accrued other expenses	160	–	128
Payables:
Fund shares redeemed	6,374	1,515	4,164
Total Liabilities	9,911	2,245	6,955
Net Assets Applicable to Outstanding Shares	$ 3,251,454	$ 769,329	$ 2,376,189
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 3,281,378	$ 740,548	$ 2,468,447
Accumulated undistributed (overdistributed) net investment income (loss)	3,155	1,719	4,729
Accumulated undistributed (overdistributed) net realized gain (loss)	(230,775)	(21,947)	(199,452)
Net unrealized appreciation (depreciation) of investments	197,696	49,009	102,465
Total Net Assets	$ 3,251,454	$ 769,329	$ 2,376,189
Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000	855,000	1,255,000
Net Asset Value Per Share:
Class A: Net Assets	$ 1,656,067	$ 299,016	$ 1,202,079
Shares Issued and Outstanding	136,586	29,355	94,283
Net Asset Value per share	$ 12.12	$ 10.19	$ 12.75
Maximum Offering Price	$ 12.83 (a)	$ 10.78(a)	$ 13.49 (a)
Class B: Net Assets	$ 519,363	$ 87,704	$ 378,085
Shares Issued and Outstanding	42,955	8,625	30,787
Net Asset Value per share	$ 12.09 (b)	$ 10.17(b)	$ 12.28 (b)
Class C: Net Assets	$ 604,592	$ 172,543	$ 523,316
Shares Issued and Outstanding	50,373	17,067	43,128
Net Asset Value per share	$ 12.00 (b)	$ 10.11(b)	$ 12.13 (b)
Class J: Net Assets	$ 317,327	$ 137,138	$ 153,062
Shares Issued and Outstanding	26,788	13,587	12,291
Net Asset Value per share	$ 11.85 (b)	$ 10.09(b)	$ 12.45 (b)
Institutional: Net Assets	$ 106,738	$ 53,129	$ 83,509
Shares Issued and Outstanding	8,901	5,252	6,653
Net Asset Value per share	$ 11.99	$ 10.12	$ 12.55
R-1: Net Assets	$ 4,199	$ 1,636	$ 3,338
Shares Issued and Outstanding	351	162	269
Net Asset Value per share	$ 11.97	$ 10.10	$ 12.42
R-2: Net Assets	$ 2,610	$ 3,775	$ 3,514
Shares Issued and Outstanding	218	373	283
Net Asset Value per share	$ 11.95	$ 10.12	$ 12.43
R-3: Net Assets	$ 13,029	$ 7,646	$ 8,764
Shares Issued and Outstanding	1,088	756	703
Net Asset Value per share	$ 11.97	$ 10.11	$ 12.47
R-4: Net Assets	$ 6,621	$ 3,805	$ 6,698
Shares Issued and Outstanding	552	376	534
Net Asset Value per share	$ 11.99	$ 10.11	$ 12.54
R-5: Net Assets	$ 20,908	$ 2,937	$ 13,824
Shares Issued and Outstanding	1,745	290	1,106
Net Asset Value per share	$ 11.98	$ 10.11	$ 12.50

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio	Growth Portfolio
Investment in affiliated securities--at cost	$ 801,660	$ 1,482,202
Assets
Investment in affiliated securities--at value	$ 860,337	$ 1,520,364
Receivables:
Dividends and interest	2,741	485
Expense reimbursement from Manager	1	–
Expense reimbursement from Underwriter	4	4
Fund shares sold	2,960	853
Total Assets	866,043	1,521,706
Liabilities
Accrued management and investment advisory fees	239	427
Accrued administrative service fees	1	2
Accrued distribution fees	373	688
Accrued service fees	2	3
Accrued transfer agent fees	198	704
Accrued directors' expenses	5	11
Accrued other expenses	28	75
Payables:
Dividends payable	1,902	–
Fund shares redeemed	1,095	2,637
Total Liabilities	3,843	4,547
Net Assets Applicable to Outstanding Shares	$ 862,200	$ 1,517,159
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 827,900	$ 1,620,665
Accumulated undistributed (overdistributed) net investment income (loss)	93	9,232
Accumulated undistributed (overdistributed) net realized gain (loss)	(24,470)	(150,900)
Net unrealized appreciation (depreciation) of investments	58,677	38,162
Total Net Assets	$ 862,200	$ 1,517,159
Capital Stock (par value: $.01 a share):
Shares authorized	955,000	1,055,000
Net Asset Value Per Share:
Class A: Net Assets	$ 420,620	$ 773,363
Shares Issued and Outstanding	38,246	55,924
Net Asset Value per share	$ 11.00	$ 13.83
Maximum Offering Price	$ 11.43 (a)	$ 14.63(b)
Class B: Net Assets	$ 125,874	$ 254,358
Shares Issued and Outstanding	11,447	19,607
Net Asset Value per share	$ 11.00 (c)	$ 12.97(c)
Class C: Net Assets	$ 177,693	$ 321,430
Shares Issued and Outstanding	16,273	24,732
Net Asset Value per share	$ 10.92 (c)	$ 13.00(c)
Class J: Net Assets	$ 96,973	$ 110,962
Shares Issued and Outstanding	8,870	8,208
Net Asset Value per share	$ 10.93 (c)	$ 13.52(c)
Institutional: Net Assets	$ 30,960	$ 40,390
Shares Issued and Outstanding	2,822	2,969
Net Asset Value per share	$ 10.97	$ 13.60
R-1: Net Assets	$ 612	$ 3,186
Shares Issued and Outstanding	56	237
Net Asset Value per share	$ 10.94	$ 13.47
R-2: Net Assets	$ 501	$ 801
Shares Issued and Outstanding	46	59
Net Asset Value per share	$ 10.96	$ 13.51
R-3: Net Assets	$ 4,117	$ 5,355
Shares Issued and Outstanding	376	396
Net Asset Value per share	$ 10.96	$ 13.52
R-4: Net Assets	$ 1,770	$ 2,983
Shares Issued and Outstanding	162	220
Net Asset Value per share	$ 10.96	$ 13.58
R-5: Net Assets	$ 3,080	$ 4,331
Shares Issued and Outstanding	281	320
Net Asset Value per share	$ 10.96	$ 13.54

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 37,324	$ 88,503	$ 76,091
Total Income	37,324	88,503	76,091
Expenses:
Management and investment advisory fees	256	650	580
Distribution fees - Class A	42	91	67
Distribution fees - Class B	N/A	43	39
Distribution fees - Class J	447	1,131	1,017
Distribution fees - R-1	41	98	81
Distribution fees - R-2	62	148	139
Distribution fees - R-3	124	281	259
Distribution fees - R-4	37	93	85
Administrative service fees - R-1	33	79	65
Administrative service fees - R-2	41	99	93
Administrative service fees - R-3	74	169	156
Administrative service fees - R-4	48	120	110
Administrative service fees - R-5	93	210	188
Registration fees - Class A	10	11	10
Registration fees - Class B	N/A	8	8
Registration fees - Class J	11	16	17
Registration fees - Institutional	10	10	10
Service fees - R-1	30	70	58
Service fees - R-2	52	124	116
Service fees - R-3	84	191	176
Service fees - R-4	55	139	127
Service fees - R-5	126	287	257
Shareholder reports - Class A	1	2	2
Shareholder reports - Class J	4	12	16
Transfer agent fees - Class A	31	64	61
Transfer agent fees - Class B	N/A	10	10
Transfer agent fees - Class J	46	146	173
Transfer agent fees - Institutional	3	6	2
Directors' expenses	26	64	57
Professional fees	4	5	5
Other expenses	17	43	38
Total Gross Expenses	1,808	4,420	4,022
Less: Reimbursement from Manager - Class A	20	31	39
Less: Reimbursement from Manager - Class B	N/A	13	14
Less: Reimbursement from Underwriter - Class J	50	126	113
Total Net Expenses	1,738	4,250	3,856
Net Investment Income (Loss)	35,586	84,253	72,235

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(69,286)	(107,487)	(88,112)
Capital gain distribution received from affiliated securities	334	982	916
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	219,837	541,292	510,750
Net Realized and Unrealized Gain (Loss) on Investments	150,885	434,787	423,554
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 186,471	$ 519,040	$ 495,789

See accompanying notes.

6

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund	2050 Fund	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 41,014	$ 16,004	$ 14,642
Total Income	41,014	16,004	14,642
Expenses:
Management and investment advisory fees	333	139	87
Distribution fees - Class A	41	26	28
Distribution fees - Class B	29	9	4
Distribution fees - Class J	467	96	128
Distribution fees - R-1	52	20	19
Distribution fees - R-2	75	33	28
Distribution fees - R-3	142	49	33
Distribution fees - R-4	46	18	13
Administrative service fees - R-1	41	16	15
Administrative service fees - R-2	50	22	18
Administrative service fees - R-3	85	29	20
Administrative service fees - R-4	60	24	17
Administrative service fees - R-5	104	37	21
Registration fees - Class A	11	9	9
Registration fees - Class B	8	8	7
Registration fees - Class J	10	8	10
Registration fees - Institutional	10	10	10
Service fees - R-1	37	14	14
Service fees - R-2	63	27	23
Service fees - R-3	97	33	22
Service fees - R-4	69	27	19
Service fees - R-5	141	51	28
Shareholder reports - Class A	2	1	–
Shareholder reports - Class J	10	3	2
Transfer agent fees - Class A	49	37	22
Transfer agent fees - Class B	9	5	3
Transfer agent fees - Class J	118	41	17
Transfer agent fees - Institutional	1	–	1
Directors' expenses	33	14	10
Professional fees	4	4	4
Other expenses	21	9	6
Total Gross Expenses	2,218	819	638
Less: Reimbursement from Manager - Class A	40	34	18
Less: Reimbursement from Manager - Class B	14	11	10
Less: Reimbursement from Underwriter - Class J	52	11	14
Total Net Expenses	2,112	763	596
Net Investment Income (Loss)	38,902	15,241	14,046

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(47,299)	(19,498)	(33,306)
Capital gain distribution received from affiliated securities	576	258	80
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	298,733	128,842	65,422
Net Realized and Unrealized Gain (Loss) on Investments	252,010	109,602	32,196
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 290,912	$ 124,843	$ 46,242

See accompanying notes.

7

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 54,263	$ 14,860	$ 31,162
Total Income	54,263	14,860	31,162
Expenses:
Management and investment advisory fees	5,345	1,223	3,926
Distribution fees - Class A	1,995	357	1,434
Distribution fees - Class B	2,769	456	2,018
Distribution fees - Class C	2,941	827	2,587
Distribution fees - Class J	601	258	293
Distribution fees - R-1	7	2	5
Distribution fees - R-2	2	3	4
Distribution fees - R-3	15	8	10
Distribution fees - R-4	3	2	3
Administrative service fees - R-1	5	2	4
Administrative service fees - R-2	1	2	3
Administrative service fees - R-3	9	5	6
Administrative service fees - R-4	4	3	4
Administrative service fees - R-5	10	1	6
Registration fees - Class A	12	15	10
Registration fees - Class B	7	10	7
Registration fees - Class C	11	12	7
Registration fees - Class J	20	14	16
Registration fees - Institutional	10	10	10
Service fees - R-1	5	2	3
Service fees - R-2	2	2	4
Service fees - R-3	10	5	7
Service fees - R-4	4	3	4
Service fees - R-5	14	2	9
Shareholder reports - Class A	44	6	34
Shareholder reports - Class B	22	3	16
Shareholder reports - Class C	13	3	16
Shareholder reports - Class J	6	3	3
Transfer agent fees - Class A	900	137	738
Transfer agent fees - Class B	463	67	372
Transfer agent fees - Class C	290	73	346
Transfer agent fees - Class J	177	64	84
Transfer agent fees - Institutional	1	–	1
Directors' expenses	48	11	36
Professional fees	10	6	9
Other expenses	31	6	22
Total Gross Expenses	15,807	3,603	12,057
Less: Reimbursement from Underwriter - Class J	67	29	32
Total Net Expenses	15,740	3,574	12,025
Net Investment Income (Loss)	38,523	11,286	19,137

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(16,670)	(2,829)	(25,694)
Capital gain distribution received from affiliated securities	904	145	929
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	322,746	54,721	301,032
Net Realized and Unrealized Gain (Loss) on Investments	306,980	52,037	276,267
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 345,503	$ 63,323	$ 295,404

See accompanying notes.

8

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ 19,432	$ 17,604
Total Income	19,432	17,604
Expenses:
Management and investment advisory fees	1,397	2,503
Distribution fees - Class A	505	923
Distribution fees - Class B	677	1,342
Distribution fees - Class C	865	1,568
Distribution fees - Class J	163	217
Distribution fees - R-1	1	5
Distribution fees - R-2	1	1
Distribution fees - R-3	4	6
Distribution fees - R-4	1	1
Administrative service fees - R-1	1	4
Administrative service fees - R-2	–	1
Administrative service fees - R-3	3	3
Administrative service fees - R-4	1	2
Administrative service fees - R-5	1	2
Registration fees - Class A	25	16
Registration fees - Class B	8	7
Registration fees - Class C	10	8
Registration fees - Class J	10	13
Registration fees - Institutional	10	10
Service fees - R-1	1	3
Service fees - R-2	1	1
Service fees - R-3	3	4
Service fees - R-4	1	2
Service fees - R-5	2	3
Shareholder reports - Class A	11	29
Shareholder reports - Class B	5	12
Shareholder reports - Class C	4	12
Shareholder reports - Class J	1	3
Transfer agent fees - Class A	202	629
Transfer agent fees - Class B	105	293
Transfer agent fees - Class C	72	270
Transfer agent fees - Class J	54	70
Transfer agent fees - Institutional	1	1
Directors' expenses	13	23
Professional fees	6	7
Other expenses	8	14
Total Gross Expenses	4,173	8,008
Less: Reimbursement from Manager - Institutional	5	1
Less: Reimbursement from Underwriter - Class J	18	24
Total Net Expenses	4,150	7,983
Net Investment Income (Loss)	15,282	9,621

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated securities	(602)	(19,048)
Capital gain distribution received from affiliated securities	55	665
Change in unrealized appreciation/depreciation of:
Investments in affiliated securities	45,959	214,211
Net Realized and Unrealized Gain (Loss) on Investments	45,412	195,828
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 60,694	$ 205,449

See accompanying notes.

9

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2010 Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 35,586		$ 42,268
Net realized gain (loss) on investments									(68,952)	(81,885)
Change in unrealized appreciation/depreciation of investments									219,837	253,629
		Net Increase (Decrease) in Net Assets Resulting from Operations							186,471	214,012

Dividends and Distributions to Shareholders
From net investment income									(50,866)	(52,124)
From net realized gain on investments									–	(45,044)
				Total Dividends and Distributions					(50,866)	(97,168)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(2,874)	142,629
Redemption fees - Class A									–	1
Redemption fees - Class J									1	4
				Total increase (decrease) in net assets					132,732	259,478

Net Assets
Beginning of period								1,641,429		1,381,951
End of period (including undistributed net investment income as set forth below)								$ 1,774,161		$ 1,641,429
Undistributed (overdistributed) net investment income (loss)								$ 6,465		$ 21,745

	Class A Class C(a) Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,653	$ N/A	$ 15,342 $	53,707	$ 2,694	$ 3,178	$ 12,264	$ 8,854	$ 12,746
Reinvested	934	N/A	5,405	33,177	563	999	2,653	2,073	5,050
Redeemed	(3,265)	N/A	(21,526)	(81,812)	(1,870)	(7,341)	(11,278)	(10,180)	(29,894)
Net Increase (Decrease)	$ 2,322	$ N/A	$ (779) $	5,072	$ 1,387	$ (3,164) $	3,639	$ 747	$ (12,098)
Shares:
Sold	446	N/A	1,495	5,260	264	310	1,210	873	1,247
Reinvested	92	N/A	539	3,298	56	100	266	207	503
Redeemed	(315)	N/A	(2,099)	(7,997)	(183)	(722)	(1,110)	(1,004)	(2,950)
Net Increase (Decrease)	223	N/A	(65)	561	137	(312)	366	76	(1,200)
Year Ended October 31, 2009
Dollars:
Sold	$ 9,315	$ 822	$ 23,802 $	176,956	$ 6,923	$ 8,232	$ 20,990	$ 26,100	$ 31,004
Reinvested	1,800	212	11,872	61,397	1,132	2,389	5,292	3,468	9,566
Redeemed	(8,664)	(4,745)	(42,196)	(134,734)	(4,622)	(9,546)	(15,604)	(13,162)	(25,370)
Net Increase (Decrease)	$ 2,451	$ (3,711) $	(6,522) $	103,619	$ 3,433	$ 1,075	$ 10,678	$ 16,406	$ 15,200
Shares:
Sold	1,070	98	2,753	21,530	817	960	2,450	3,043	3,569
Reinvested	214	25	1,424	7,341	136	288	638	417	1,148
Redeemed	(1,012)	(543)	(5,060)	(16,634)	(537)	(1,102)	(1,867)	(1,518)	(3,060)
Net Increase (Decrease)	272	(420)	(883)	12,237	416	146	1,221	1,942	1,657

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (946)	N/A	$ (5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
From net realized gain on
investments	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (946) $	N/A	$ (5,405) $	(33,177) $	(563) $	(999) $	(2,653) $	(2,073) $	(5,050)
Year Ended October 31, 2009
From net investment
income	$ (945) $	(93) $	(6,026) $	(33,741) $	(558) $	(1,158) $	(2,684) $	(1,813) $	(5,106)
From net realized gain on
investments	(873)	(125)	(5,862)	(27,656)	(574)	(1,231)	(2,608)	(1,655)	(4,460)
Total Dividends and
Distributions	$ (1,818) $	(218) $	(11,888) $	(61,397) $	(1,132) $	(2,389) $	(5,292) $	(3,468) $	(9,566)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

10

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2020 Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 84,253		$ 90,860
Net realized gain (loss) on investments								(106,505)		(70,892)
Change in unrealized appreciation/depreciation of investments									541,292	539,486
		Net Increase (Decrease) in Net Assets Resulting from Operations							519,040	559,454

Dividends and Distributions to Shareholders
From net investment income								(111,134)		(94,501)
From net realized gain on investments									–	(119,088)
					Total Dividends and Distributions			(111,134)		(213,589)

Capital Share Transactions
Net increase (decrease) in capital share transactions									198,534	673,817
Redemption fees - Class A									–	1
Redemption fees - Class B									–	1
Redemption fees - Class J									1	8
				Total increase (decrease) in net assets					606,441	1,019,692

Net Assets
Beginning of period								4,050,647		3,030,955
End of period (including undistributed net investment income as set forth below)								$ 4,657,088		$ 4,050,647
Undistributed (overdistributed) net investment income (loss)								$ 10,052		$ 36,933

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 10,200	$ 643	N/A	$ 52,068	$ 186,740	$ 6,867	$ 8,277	$ 19,714	$ 29,415	$ 33,982
Reinvested	1,707	148	N/A	11,628	75,053	1,138	2,108	5,205	4,437	9,690
Redeemed	(6,489)	(635)	N/A	(36,947)	(141,206)	(3,054)	(10,673)	(20,101)	(15,239)	(26,142)
Net Increase (Decrease)	$ 5,418	$ 156	N/A	$ 26,749	$ 120,587	$ 4,951	$ (288) $	4,818	$ 18,613	$ 17,530
Shares:
Sold	960	61	N/A	4,926	17,701	651	784	1,871	2,814	3,225
Reinvested	163	14	N/A	1,122	7,231	110	204	504	430	936
Redeemed	(609)	(59)	N/A	(3,497)	(13,478)	(287)	(1,037)	(1,921)	(1,457)	(2,497)
Net Increase (Decrease)	514	16	N/A	2,551	11,454	474	(49)	454	1,787	1,664
Year Ended October 31, 2009
Dollars:
Sold	$ 18,872	$ 1,650 $	999	$ 71,503	$ 545,651	$ 12,185	$ 17,051	$ 45,337	$ 52,026	$ 67,828
Reinvested	3,241	405	302	26,481	139,365	2,307	4,923	10,798	7,584	18,091
Redeemed	(10,404)	(1,881)	(6,626)	(78,005)	(191,155)	(3,860)	(14,563)	(22,218)	(17,847)	(26,223)
Net Increase (Decrease)	$ 11,709	$ 174 $	(5,325) $ 19,979		$ 493,861	$ 10,632	$ 7,411	$ 33,917	$ 41,763	$ 59,696
Shares:
Sold	2,195	189	122	8,197	64,545	1,430	1,985	5,299	5,965	7,870
Reinvested	385	48	36	3,170	16,618	277	593	1,297	909	2,165
Redeemed	(1,225)	(218)	(758)	(9,291)	(23,764)	(450)	(1,616)	(2,458)	(2,002)	(3,233)
Net Increase (Decrease)	1,355	19	(600)	2,076	57,399	1,257	962	4,138	4,872	6,802

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,722) $	(152)	N/A	$ (11,629) $	(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,722) $	(152) $	N/A	$ (11,629) $	(75,053) $	(1,138) $	(2,108) $	(5,205) $	(4,437) $	(9,690)
Year Ended October 31, 2009
From net investment
income	$ (1,381) $	(136) $	(100) $ (10,757) $		(63,895) $	(875) $	(1,853) $	(4,404) $	(3,204) $	(7,896)
From net realized gain on
investments	(1,913)	(292)	(205)	(15,737)	(75,470)	(1,432)	(3,070)	(6,394)	(4,380)	(10,195)
Total Dividends and
Distributions	$ (3,294) $	(428) $	(305) $ (26,494) $ (139,365) $			(2,307) $	(4,923) $ (10,798) $		(7,584) $ (18,091)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

11

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2030 Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 72,235		$ 69,249
Net realized gain (loss) on investments									(87,196)	(42,546)
Change in unrealized appreciation/depreciation of investments									510,750	476,944
		Net Increase (Decrease) in Net Assets Resulting from Operations							495,789	503,647

Dividends and Distributions to Shareholders
From net investment income									(87,744)	(68,936)
From net realized gain on investments									–	(105,596)
					Total Dividends and Distributions				(87,744)	(174,532)

Capital Share Transactions
Net increase (decrease) in capital share transactions									145,231	664,737
Redemption fees - Class A									–	4
Redemption fees - Class J									1	3
				Total increase (decrease) in net assets					553,277	993,859

Net Assets
Beginning of period								3,593,923		2,600,064
End of period (including undistributed net investment income as set forth below)								$ 4,147,200		$ 3,593,923
Undistributed (overdistributed) net investment income (loss)								$ 4,732		$ 20,241

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 7,101	$ 272 $	N/A	$ 54,489	$ 158,435	$ 6,983	$ 6,477	$ 19,847	$ 25,407	$ 33,866
Reinvested	1,109	113	N/A	8,970	59,784	801	1,700	4,211	3,458	7,579
Redeemed	(5,247)	(508)	N/A	(26,906)	(150,353)	(1,719)	(10,623)	(17,055)	(15,194)	(27,766)
Net Increase (Decrease)	$ 2,963	$ (123) $	–	$ 36,553	$ 67,866	$ 6,065	$ (2,446) $	7,003	$ 13,671	$ 13,679
Shares:
Sold	678	27	N/A	5,240	15,297	673	625	1,910	2,430	3,265
Reinvested	108	11	N/A	878	5,855	79	167	413	331	742
Redeemed	(503)	(49)	N/A	(2,588)	(14,575)	(164)	(1,042)	(1,651)	(1,428)	(2,687)
Net Increase (Decrease)	283	(11)	N/A	3,530	6,577	588	(250)	672	1,333	1,320
Year Ended October 31, 2009
Dollars:
Sold	$ 17,520	$ 1,308 $	880	$ 69,133	$ 425,100	$ 11,597	$ 16,852	$ 41,222	$ 46,488	$ 74,802
Reinvested	2,078	323	293	20,958	115,541	1,698	4,015	8,899	6,490	14,171
Redeemed	(7,908)	(1,040)	(6,714)	(54,873)	(83,248)	(3,194)	(8,027)	(15,825)	(17,259)	(16,543)
Net Increase (Decrease)	$ 11,690	$ 591 $	(5,541) $	35,218	$ 457,393	$ 10,101	$ 12,840	$ 34,296	$ 35,719	$ 72,430
Shares:
Sold	2,090	156	112	8,109	51,452	1,392	2,034	4,964	5,386	9,049
Reinvested	255	40	36	2,592	14,239	211	499	1,100	784	1,748
Redeemed	(946)	(128)	(777)	(6,709)	(10,046)	(378)	(921)	(1,833)	(1,915)	(2,023)
Net Increase (Decrease)	1,399	68	(629)	3,992	55,645	1,225	1,612	4,231	4,255	8,774

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,125) $	(114)	N/A	$ (8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,125) $	(114) $	N/A	$ (8,972) $	(59,784) $	(801) $	(1,700) $	(4,211) $	(3,458) $	(7,579)
Year Ended October 31, 2009
From net investment
income	$ (786) $	(81) $	(78) $	(7,366) $	(47,705) $	(555) $	(1,282) $	(3,152) $	(2,355) $	(5,576)
From net realized gain on
investments	(1,331)	(249)	(226)	(13,601)	(67,836)	(1,143)	(2,733)	(5,747)	(4,135)	(8,595)
Total Dividends and
Distributions	$ (2,117) $	(330) $	(304) $ (20,967) $ (115,541) $			(1,698) $	(4,015) $	(8,899) $	(6,490) $ (14,171)
(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

12

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Principal LifeTime 2040 Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 38,902	$ 32,773
Net realized gain (loss) on investments	(46,723)	(6,927)
Change in unrealized appreciation/depreciation of investments	298,733	261,794
Net Increase (Decrease) in Net Assets Resulting from Operations	290,912	287,640

Dividends and Distributions to Shareholders
From net investment income	(43,949)	(31,654)
From net realized gain on investments	–	(53,692)
Total Dividends and Distributions	(43,949)	(85,346)

Capital Share Transactions
Net increase (decrease) in capital share transactions	120,291	469,910
Redemption fees - Class A	–	1
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	367,254	672,206

Net Assets
Beginning of period	2,038,126	1,365,920
End of period (including undistributed net investment income as set forth below)	$ 2,405,380	$ 2,038,126
Undistributed (overdistributed) net investment income (loss)	$ 752	$ 5,799

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,193	$ 220 $	N/A	$ 28,705	$ 117,080	$ 4,459	$ 5,436	$ 12,300	$ 16,624	$ 29,921
Reinvested	602	69	N/A	3,427	31,432	428	788	1,944	1,733	3,523
Redeemed	(2,642)	(443)	N/A	(13,762)	(88,614)	(677)	(5,666)	(7,605)	(14,020)	(9,164)
Net Increase (Decrease)	$ 2,153	$ (154) $	N/A	$ 18,370	$ 59,898	$ 4,210	$ 558	$ 6,639	$ 4,337	$ 24,280
Shares:
Sold	404	22	N/A	2,741	11,169	428	521	1,182	1,617	2,855
Reinvested	59	7	N/A	333	3,043	42	77	189	169	342
Redeemed	(254)	(43)	N/A	(1,314)	(8,554)	(64)	(554)	(731)	(1,347)	(887)
Net Increase (Decrease)	209	(14)	N/A	1,760	5,658	406	44	640	439	2,310
Year Ended October 31, 2009
Dollars:
Sold	$ 10,235	$ 703 $	483	$ 32,327	$ 313,558	$ 8,589	$ 10,763	$ 28,332	$ 30,918	$ 47,924
Reinvested	1,179	234	115	8,436	59,500	879	1,764	4,134	2,995	6,100
Redeemed	(4,050)	(719)	(2,934)	(21,579)	(45,988)	(1,707)	(2,896)	(8,833)	(5,954)	(4,598)
Net Increase (Decrease)	$ 7,364	$ 218 $	(2,336) $	19,184	$ 327,070	$ 7,761	$ 9,631	$ 23,633	$ 27,959	$ 49,426
Shares:
Sold	1,233	87	62	3,808	37,888	1,031	1,305	3,448	3,693	5,785
Reinvested	147	29	14	1,044	7,317	109	219	513	371	752
Redeemed	(496)	(87)	(342)	(2,598)	(5,190)	(203)	(332)	(963)	(660)	(555)
Net Increase (Decrease)	884	29	(266)	2,254	40,015	937	1,192	2,998	3,404	5,982

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (604) $	(70)	N/A	$ (3,427) $	(31,432) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(604) $	(70) $	N/A	$ (3,427) $	(31,432) $	(428) $	(788) $	(1,944) $	(1,733) $	(3,523)
Year Ended October 31, 2009
From net investment
income	$ (404) $	(50) $	(25) $	(2,618) $	(23,186) $	(254) $	(502) $	(1,350) $	(1,047) $	(2,218)
From net realized gain on
investments	(782)	(186)	(91)	(5,818)	(36,314)	(625)	(1,262)	(2,784)	(1,948)	(3,882)
Total Dividends and Distributions $	(1,186) $	(236) $	(116) $	(8,436) $	(59,500) $	(879) $	(1,764) $	(4,134) $	(2,995) $	(6,100)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

13

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal LifeTime 2050 Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 15,241		$ 12,352
Net realized gain (loss) on investments									(19,240)		(2,336)
Change in unrealized appreciation/depreciation of investments									128,842		107,789
		Net Increase (Decrease) in Net Assets Resulting from Operations							124,843		117,805

Dividends and Distributions to Shareholders
From net investment income									(16,582)		(12,033)
From net realized gain on investments									–		(23,635)
					Total Dividends and Distributions				(16,582)		(35,668)

Capital Share Transactions
Net increase (decrease) in capital share transactions									63,468		209,363
Redemption fees - Class J									1		–
				Total increase (decrease) in net assets					171,730		291,500

Net Assets
Beginning of period									844,058		552,558
End of period (including undistributed net investment income as set forth below)								$ 1,015,788		$ 844,058
Undistributed (overdistributed) net investment income (loss)								$ (83)		$ 1,258

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,685	$ 78 $	N/A	$ 8,452	$ 57,255	$ 1,997	$ 2,578	$ 5,956	$ 6,360	$ 12,917
Reinvested	325	19	N/A	588	12,915	141	295	594	602	1,099
Redeemed	(1,628)	(116)	N/A	(3,022)	(31,522)	(316)	(2,802)	(3,145)	(4,662)	(4,175)
Net Increase (Decrease)	$ 1,382	$ (19) $	N/A	$ 6,018	$ 38,648	$ 1,822	$ 71	$ 3,405	$ 2,300	$ 9,841
Shares:
Sold	267	9	N/A	858	5,673	200	258	599	644	1,293
Reinvested	33	2	N/A	60	1,307	14	30	60	61	112
Redeemed	(162)	(12)	N/A	(305)	(3,175)	(31)	(285)	(314)	(462)	(422)
Net Increase (Decrease)	138	(1)	N/A	613	3,805	183	3	345	243	983
Year Ended October 31, 2009
Dollars:
Sold	$ 7,249	$ 415 $	579	$ 7,963	$ 212,719	$ 3,715	$ 4,988	$ 11,524	$ 12,512	$ 21,494
Reinvested	729	77	67	1,715	27,390	319	787	1,378	1,190	2,008
Redeemed	(2,694)	(371)	(1,876)	(5,464)	(88,296)	(525)	(1,349)	(3,475)	(2,737)	(2,668)
Net Increase (Decrease)	$ 5,284	$ 121 $	(1,230) $	4,214	$ 151,813	$ 3,509	$ 4,426	$ 9,427	$ 10,965	$ 20,834
Shares:
Sold	917	54	79	981	27,621	472	632	1,459	1,559	2,701
Reinvested	94	10	9	227	3,545	42	103	180	155	260
Redeemed	(333)	(48)	(233)	(694)	(11,611)	(65)	(172)	(407)	(333)	(343)
Net Increase (Decrease)	678	16	(145)	514	19,555	449	563	1,232	1,381	2,618

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (327) $	(19)	N/A	$ (590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(327) $	(19) $	N/A	$ (590) $	(12,915) $	(141) $	(295) $	(594) $	(602) $	(1,099)
Year Ended October 31, 2009
From net investment
income	$ (226) $	(13) $	(16) $	(436) $	(9,650) $	(80) $	(194) $	(398) $	(370) $	(650)
From net realized gain on
investments	(508)	(65)	(53)	(1,279)	(17,740)	(239)	(593)	(980)	(820)	(1,358)
Total Dividends and Distributions $	(734) $	(78) $	(69) $	(1,715) $	(27,390) $	(319) $	(787) $	(1,378) $	(1,190) $	(2,008)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

14

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

	Principal LifeTime Strategic Income
Amounts in thousands	Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 14,046	$ 15,389
Net realized gain (loss) on investments	(33,226)	(28,474)
Change in unrealized appreciation/depreciation of investments	65,422	75,099
Net Increase (Decrease) in Net Assets Resulting from Operations	46,242	62,014

Dividends and Distributions to Shareholders
From net investment income	(20,361)	(24,425)
From net realized gain on investments	–	(6,750)
Total Dividends and Distributions	(20,361)	(31,175)

Capital Share Transactions
Net increase (decrease) in capital share transactions	23,870	60,055
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	49,751	90,895

Net Assets
Beginning of period	558,993	468,098
End of period (including undistributed net investment income as set forth below)	$ 608,744	$ 558,993
Undistributed (overdistributed) net investment income (loss)	$ 3,455	$ 9,770

	Class A Class B Class C(a) Class J Institutional					R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,649 $	159 $	N/A	$ 3,715 $	57,290	$ 5,137 $	5,744 $	6,039 $	8,180 $	6,143
Reinvested	746	24	N/A	1,834	13,752	324	571	898	830	1,364
Redeemed	(1,934)	(127)	N/A	(4,726)	(48,683)	(1,852)	(10,333)	(7,226)	(6,268)	(10,380)
Net Increase (Decrease)	$ 1,461 $	56 $	N/A	$ 823 $	22,359	$ 3,609 $	(4,018) $	(289) $	2,742 $	(2,873)
Shares:
Sold	262	16	N/A	371	5,758	513	576	602	824	605
Reinvested	75	3	N/A	187	1,399	33	59	92	85	139
Redeemed	(191)	(13)	N/A	(471)	(4,857)	(184)	(1,036)	(728)	(624)	(1,032)
Net Increase (Decrease)	146	6	N/A	87	2,300	362	(401)	(34)	285	(288)
Year Ended October 31, 2009
Dollars:
Sold	$ 6,663 $	174 $	663	$ 6,038 $	96,731	$ 4,778 $	7,995 $	11,338 $	12,450 $	13,967
Reinvested	1,084	34	161	3,589	19,964	358	1,052	1,502	1,237	2,138
Redeemed	(5,035)	(329)	(3,736)	(16,676)	(60,368)	(2,814)	(8,699)	(12,445)	(8,582)	(13,177)
Net Increase (Decrease)	$ 2,712 $	(121) $	(2,912) $	(7,049) $	56,327	$ 2,322 $	348 $	395 $	5,105 $	2,928
Shares:
Sold	746	20	77	669	10,796	526	923	1,297	1,397	1,573
Reinvested	124	4	18	415	2,302	41	122	174	144	247
Redeemed	(580)	(37)	(420)	(1,917)	(6,893)	(316)	(982)	(1,398)	(985)	(1,503)
Net Increase (Decrease)	290	(13)	(325)	(833)	6,205	251	63	73	556	317

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (757) $	(24)	N/A	$ (1,841) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
From net realized gain on
investments	–	–	N/A	–	–	–	–	–	–	–
Total Dividends and Distributions $	(757) $	(24) $	N/A	$ (1,841) $	(13,752) $	(324) $	(571) $	(898) $	(830) $	(1,364)
Year Ended October 31, 2009
From net investment
income	$ (859) $	(26) $	(130) $	(2,772) $	(15,786) $	(270) $	(797) $	(1,153) $	(965) $	(1,667)
From net realized gain on
investments	(251)	(9)	(42)	(835)	(4,178)	(88)	(255)	(349)	(272)	(471)
Total Dividends and Distributions $	(1,110) $	(35) $	(172) $	(3,607) $	(19,964) $	(358) $	(1,052) $	(1,502) $	(1,237) $	(2,138)

(a)	Class C shares discontinued operations and converted to Class A shares on June 5, 2009.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Balanced Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 38,523	$ 75,889
Net realized gain (loss) on investments	(15,766)	(157,192)
Change in unrealized appreciation/depreciation of investments	322,746	430,870
Net Increase (Decrease) in Net Assets Resulting from Operations	345,503	349,567

Dividends and Distributions to Shareholders
From net investment income	(41,761)	(74,488)
From net realized gain on investments	–	(254,589)
Total Dividends and Distributions	(41,761)	(329,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(67,818)	(168,677)
Redemption fees - Class A	7	31
Redemption fees - Class B	–	5
Redemption fees - Class C	1	3
Redemption fees - Class J	5	10
Total increase (decrease) in net assets	235,937	(148,138)

Net Assets
Beginning of period	3,015,517	3,163,655
End of period (including undistributed net investment income as set forth below)	$ 3,251,454	$ 3,015,517
Undistributed (overdistributed) net investment income (loss)	$ 3,155	$ 6,393

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 138,099 $	11,308 $	38,938 $	90,044	$ 38,854	$ 1,086	$ 1,624	$ 3,247	$ 2,833	$ 6,969
Reinvested	21,630	5,400	6,059	3,820	1,371	45	23	170	72	305
Redeemed	(209,255)	(124,756)	(73,000)	(18,971)	(7,149)	(742)	(63)	(1,674)	(2,752)	(1,353)
Net Increase (Decrease)	$ (49,526) $	(108,048) $	(28,003) $	74,893	$ 33,076	$ 389	$ 1,584	$ 1,743	$ 153	$ 5,921
Shares:
Sold	11,767	977	3,365	7,900	3,368	94	138	280	248	610
Reinvested	1,856	466	526	335	119	4	2	15	6	27
Redeemed	(17,957)	(10,694)	(6,338)	(1,661)	(619)	(64)	(5)	(144)	(244)	(117)
Net Increase (Decrease)	(4,334)	(9,251)	(2,447)	6,574	2,868	34	135	151	10	520
Year Ended October 31, 2009
Dollars:
Sold	$ 246,167 $	38,062 $	81,795 $ 157,408	$ 42,356	$ 2,380	$ 702	$ 6,514	$ 5,846	$ 13,590
Reinvested	165,189	67,856	58,772	8,977	2,990	136	22	555	277	537
Redeemed	(550,777)	(272,914)	(204,967)	(23,805)	(6,036)	(396)	(61)	(1,135)	(3,012)	(5,705)
Net Increase (Decrease)	$ (139,421) $	(166,996) $	(64,400) $ 142,580	$ 39,310	$ 2,120	$ 663	$ 5,934	$ 3,111	$ 8,422
Shares:
Sold	24,946	3,964	8,443	16,244	4,347	242	73	663	619	1,379
Reinvested	17,317	7,159	6,237	953	313	15	2	59	29	57
Redeemed	(56,803)	(28,171)	(21,359)	(2,469)	(625)	(39)	(6)	(123)	(280)	(555)
Net Increase (Decrease)	(14,540)	(17,048)	(6,679)	14,728	4,035	218	69	599	368	881

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (23,522) $	(5,871) $	(6,560) $	(3,821) $	(1,372) $	(45) $	(23) $	(170) $	(72) $	(305)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (23,522) $	(5,871) $	(6,560) $	(3,821) $	(1,372) $	(45) $	(23) $	(170) $	(72) $	(305)
Year Ended October 31, 2009
From net investment
income	$ (43,726) $	(13,478) $	(12,425) $	(3,171) $	(1,128) $	(43) $	(9) $	(166) $	(118) $	(224)
From net realized gain on
investments	(135,259)	(59,823)	(50,864)	(5,809)	(1,867)	(93)	(13)	(389)	(159)	(313)
Total Dividends and
Distributions	$ (178,985) $	(73,301) $	(63,289) $	(8,980) $	(2,995) $	(136) $	(22) $	(555) $	(277) $	(537)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Conservative Balanced Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 11,286	$ 19,645
Net realized gain (loss) on investments	(2,684)	(10,112)
Change in unrealized appreciation/depreciation of investments	54,721	79,319
Net Increase (Decrease) in Net Assets Resulting from Operations	63,323	88,852

Dividends and Distributions to Shareholders
From net investment income	(11,477)	(19,003)
From net realized gain on investments	–	(23,460)
Total Dividends and Distributions	(11,477)	(42,463)

Capital Share Transactions
Net increase (decrease) in capital share transactions	46,221	71,935
Redemption fees - Class A	1	9
Redemption fees - Class B	1	4
Redemption fees - Class C	–	2
Redemption fees - Class J	3	1
Total increase (decrease) in net assets	98,072	118,340

Net Assets
Beginning of period	671,257	552,917
End of period (including undistributed net investment income as set forth below)	$ 769,329	$ 671,257
Undistributed (overdistributed) net investment income (loss)	$ 1,719	$ 1,910

	Class A Class B		Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 40,257 $	4,128 $	17,732	$ 41,396	$ 19,402	$ 604	$ 2,520	$ 3,929	$ 1,306	$ 1,210
Reinvested	4,493	1,065	2,082	1,923	826	19	27	110	67	47
Redeemed	(41,210)	(18,168)	(19,534)	(8,314)	(6,325)	(60)	(95)	(1,846)	(1,281)	(89)
Net Increase (Decrease)	$ 3,540 $	(12,975) $	280	$ 35,005	$ 13,903	$ 563	$ 2,452	$ 2,193	$ 92	$ 1,168
Shares:
Sold	4,058	420	1,807	4,221	1,976	61	256	400	132	123
Reinvested	455	108	213	196	84	2	3	11	7	5
Redeemed	(4,163)	(1,838)	(1,994)	(847)	(646)	(6)	(10)	(188)	(129)	(9)
Net Increase (Decrease)	350	(1,310)	26	3,570	1,414	57	249	223	10	119
Year Ended October 31, 2009
Dollars:
Sold	$ 88,292 $	18,762 $	51,048	$ 67,244	$ 16,446	$ 709	$ 3,116	$ 3,892	$ 2,165	$ 1,788
Reinvested	17,317	6,426	10,042	3,089	1,663	30	49	130	137	89
Redeemed	(96,075)	(44,973)	(61,324)	(11,113)	(1,728)	(113)	(2,709)	(512)	(649)	(1,303)
Net Increase (Decrease)	$ 9,534 $	(19,785) $	(234) $	59,220	$ 16,381	$ 626	$ 456	$ 3,510	$ 1,653	$ 574
Shares:
Sold	10,359	2,247	6,097	7,900	1,927	82	366	457	263	204
Reinvested	2,067	773	1,211	366	198	3	6	15	17	10
Redeemed	(11,410)	(5,317)	(7,346)	(1,308)	(203)	(12)	(310)	(60)	(75)	(143)
Net Increase (Decrease)	1,016	(2,297)	(38)	6,958	1,922	73	62	412	205	71

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (4,970) $	(1,191) $	(2,297) $	(1,923) $	(826) $	(19) $	(27) $	(110) $	(67) $	(47)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,970) $	(1,191) $	(2,297) $	(1,923) $	(826) $	(19) $	(27) $	(110) $	(67) $	(47)
Year Ended October 31, 2009
From net investment
income	$ (8,828) $	(2,710) $	(4,451) $	(1,838) $	(931) $	(16) $	(25) $	(83) $	(77) $	(44)
From net realized gain on
investments	(10,222)	(4,406)	(6,657)	(1,253)	(732)	(14)	(24)	(47)	(60)	(45)
Total Dividends and Distributions $ (19,050) $		(7,116) $	(11,108) $	(3,091) $	(1,663) $	(30) $	(49) $	(130) $	(137) $	(89)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Conservative Growth Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 19,137	$ 38,038
Net realized gain (loss) on investments	(24,765)	(145,701)
Change in unrealized appreciation/depreciation of investments	301,032	320,936
Net Increase (Decrease) in Net Assets Resulting from Operations	295,404	213,273

Dividends and Distributions to Shareholders
From net investment income	(30,292)	(37,756)
From net realized gain on investments	–	(234,949)
Total Dividends and Distributions	(30,292)	(272,705)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(105,289)	(129,261)
Redemption fees - Class A	2	4
Redemption fees - Class B	–	4
Redemption fees - Class C	–	6
Redemption fees - Class J	2	1
Total increase (decrease) in net assets	159,827	(188,678)

Net Assets
Beginning of period	2,216,362	2,405,040
End of period (including undistributed net investment income as set forth below)	$ 2,376,189	$ 2,216,362
Undistributed (overdistributed) net investment income (loss)	$ 4,729	$ 15,884

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 95,309 $	7,497 $	20,844 $	38,266	$ 24,392	$ 913	$ 856	$ 1,395	$ 1,994	$ 4,831
Reinvested	17,189	3,146	4,612	2,017	1,279	33	39	132	83	217
Redeemed	(144,455)	(95,232)	(71,765)	(10,551)	(3,810)	(115)	(197)	(953)	(2,484)	(771)
Net Increase (Decrease)	$ (31,957) $	(84,589) $	(46,309) $	29,732	$ 21,861	$ 831	$ 698	$ 574	$ (407) $	4,277
Shares:
Sold	7,760	644	1,792	3,211	2,048	76	73	115	166	408
Reinvested	1,431	271	403	172	108	3	3	11	7	18
Redeemed	(11,894)	(8,087)	(6,207)	(887)	(319)	(10)	(16)	(79)	(211)	(65)
Net Increase (Decrease)	(2,703)	(7,172)	(4,012)	2,496	1,837	69	60	47	(38)	361
Year Ended October 31, 2009
Dollars:
Sold	$ 154,327 $	24,300 $	58,280 $	70,985	$ 33,814	$ 1,394	$ 1,633	$ 5,579	$ 3,533	$ 7,799
Reinvested	131,913	56,472	60,836	5,444	2,359	144	143	189	298	472
Redeemed	(357,820)	(187,607)	(181,474)	(12,158)	(3,341)	(522)	(435)	(618)	(555)	(4,645)
Net Increase (Decrease)	$ (71,580) $ (106,835) $		(62,358) $	64,271	$ 32,832	$ 1,016	$ 1,341	$ 5,150	$ 3,276	$ 3,626
Shares:
Sold	15,468	2,553	6,170	7,174	3,447	141	171	570	391	802
Reinvested	13,495	6,042	6,566	568	245	15	15	20	31	49
Redeemed	(36,035)	(19,708)	(19,161)	(1,233)	(341)	(51)	(46)	(64)	(56)	(431)
Net Increase (Decrease)	(7,072)	(11,113)	(6,425)	6,509	3,351	105	140	526	366	420

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (18,172) $	(3,325) $	(4,993) $	(2,019) $	(1,279) $	(33) $	(39) $	(132) $	(83) $	(217)
Year Ended October 31, 2009
From net investment
income	$ (23,972) $	(5,279) $	(6,672) $	(1,085) $	(495) $	(25) $	(44) $	(35) $	(55) $	(94)
From net realized gain on
investments	(114,621)	(54,199)	(58,909)	(4,362)	(1,865)	(119)	(99)	(154)	(243)	(378)
Total Dividends and
Distributions	$ (138,593) $	(59,478) $	(65,581) $	(5,447) $	(2,360) $	(144) $	(143) $	(189) $	(298) $	(472)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Flexible Income Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 15,282	$ 28,103
Net realized gain (loss) on investments	(547)	(11,243)
Change in unrealized appreciation/depreciation of investments	45,959	97,758
Net Increase (Decrease) in Net Assets Resulting from Operations	60,694	114,618

Dividends and Distributions to Shareholders
From net investment income	(18,183)	(27,667)
From net realized gain on investments	–	(16,978)
Total Dividends and Distributions	(18,183)	(44,645)

Capital Share Transactions
Net increase (decrease) in capital share transactions	36,716	32,082
Redemption fees - Class A	4	19
Redemption fees - Class B	1	4
Redemption fees - Class C	2	8
Redemption fees - Class J	1	1
Total increase (decrease) in net assets	79,235	102,087

Net Assets
Beginning of period	782,965	680,878
End of period (including undistributed net investment income as set forth below)	$ 862,200	$ 782,965
Undistributed (overdistributed) net investment income (loss)	$ 93	$ 2,994

	Class A	Class B Class C		Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 61,028	$ 5,691 $	20,826	$ 44,645	$ 14,646	$ 286	$ 210	$ 1,781	$ 837	$ 1,931
Reinvested	8,538	2,202	3,058	1,744	653	12	9	87	33	75
Redeemed	(60,615)	(32,510)	(26,654)	(5,613)	(4,591)	(89)	(71)	(474)	(234)	(725)
Net Increase (Decrease)	$ 8,951	$ (24,617) $	(2,770) $	40,776	$ 10,708	$ 209	$ 148	$ 1,394	$ 636	$ 1,281
Shares:
Sold	5,657	531	1,948	4,158	1,370	27	20	167	79	180
Reinvested	793	205	287	163	61	1	1	8	3	7
Redeemed	(5,622)	(3,016)	(2,495)	(522)	(429)	(8)	(7)	(44)	(22)	(68)
Net Increase (Decrease)	828	(2,280)	(260)	3,799	1,002	20	14	131	60	119
Year Ended October 31, 2009
Dollars:
Sold	$ 140,173	$ 27,251 $	59,662	$ 44,591	$ 15,519	$ 838	$ 239	$ 2,121	$ 616	$ 1,309
Reinvested	21,029	8,281	8,202	1,262	557	11	8	71	46	53
Redeemed	(156,322)	(80,753)	(51,482)	(6,140)	(3,316)	(607)	(47)	(443)	(255)	(392)
Net Increase (Decrease)	$ 4,880	$ (45,221) $	16,382	$ 39,713	$ 12,760	$ 242	$ 200	$ 1,749	$ 407	$ 970
Shares:
Sold	14,958	2,923	6,411	4,586	1,577	85	24	223	66	136
Reinvested	2,249	892	885	132	58	1	1	8	5	6
Redeemed	(16,610)	(8,619)	(5,502)	(654)	(335)	(61)	(5)	(46)	(25)	(39)
Net Increase (Decrease)	597	(4,804)	1,794	4,064	1,300	25	20	185	46	103

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (9,660) $	(2,509) $	(3,398) $	(1,745) $	(655) $	(12) $	(9) $	(87) $	(33) $	(75)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(9,660) $	(2,509) $	(3,398) $	(1,745) $	(655) $	(12) $	(9) $	(87) $	(33) $	(75)
Year Ended October 31, 2009
From net investment
income	$ (15,363) $	(5,265) $	(5,483) $	(980) $	(434) $	(8) $	(5) $	(57) $	(33) $	(39)
From net realized gain on
investments	(8,774)	(4,178)	(3,571)	(284)	(124)	(3)	(3)	(14)	(13)	(14)
Total Dividends and Distributions $	(24,137) $	(9,443) $	(9,054) $	(1,264) $	(558) $	(11) $	(8) $	(71) $	(46) $	(53)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 9,621	$ 17,938
Net realized gain (loss) on investments	(18,383)	(107,724)
Change in unrealized appreciation/depreciation of investments	214,211	211,875
Net Increase (Decrease) in Net Assets Resulting from Operations	205,449	122,089

Dividends and Distributions to Shareholders
From net investment income	(13,278)	(5,245)
From net realized gain on investments	–	(138,630)
Total Dividends and Distributions	(13,278)	(143,875)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(78,784)	(45,906)
Redemption fees - Class A	–	12
Redemption fees - Class B	–	3
Redemption fees - Class C	–	7
Redemption fees - Class J	4	–
Total increase (decrease) in net assets	113,391	(67,670)

Net Assets
Beginning of period	1,403,768	1,471,438
End of period (including undistributed net investment income as set forth below)	$ 1,517,159	$ 1,403,768
Undistributed (overdistributed) net investment income (loss)	$ 9,232	$ 12,889

	Class A	Class B	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 62,092 $	4,476 $	15,136 $	24,553	$ 11,793	$ 519	$ 250	$ 1,111	$ 930	$ 2,872
Reinvested	8,130	1,143	1,598	1,118	527	27	7	56	26	57
Redeemed	(98,777)	(60,219)	(41,163)	(8,864)	(4,187)	(194)	(48)	(514)	(952)	(287)
Net Increase (Decrease)	$ (28,555) $ (54,600) $ (24,429) $			16,807	$ 8,133	$ 352	$ 209	$ 653	$ 4	$ 2,642
Shares:
Sold	4,679	365	1,214	1,908	930	41	19	87	73	226
Reinvested	627	93	131	88	41	2	1	4	2	5
Redeemed	(7,520)	(4,867)	(3,337)	(690)	(328)	(15)	(4)	(39)	(76)	(22)
Net Increase (Decrease)	(2,214)	(4,409)	(1,992)	1,306	643	28	16	52	(1)	209
Year Ended October 31, 2009
Dollars:
Sold	$ 104,729 $	17,893 $	35,960 $	43,014	$ 16,925	$ 1,302	$ 205	$ 2,862	$ 1,758	$ 1,332
Reinvested	68,546	31,385	30,321	4,471	1,019	113	29	157	127	112
Redeemed	(188,779)	(106,851)	(97,862)	(10,337)	(1,874)	(139)	(35)	(300)	(684)	(1,305)
Net Increase (Decrease)	$ (15,504) $ (57,573) $ (31,581) $			37,148	$ 16,070	$ 1,276	$ 199	$ 2,719	$ 1,201	$ 139
Shares:
Sold	9,952	1,829	3,701	4,120	1,661	128	19	273	174	125
Reinvested	6,689	3,276	3,158	443	101	11	3	15	12	11
Redeemed	(18,026)	(10,821)	(9,920)	(1,003)	(179)	(12)	(3)	(28)	(59)	(114)
Net Increase (Decrease)	(1,385)	(5,716)	(3,061)	3,560	1,583	127	19	260	127	22

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,511) $	(1,213) $	(1,736) $	(1,118) $	(527) $	(27) $	(7) $	(56) $	(26) $	(57)
Year Ended October 31, 2009
From net investment
income	$ (4,709)	–	– $	(373) $	(118) $	(7) $	(2) $	(13) $	(11) $	(12)
From net realized gain on
investments	(67,243)	(33,236)	(32,657)	(4,100)	(901)	(106)	(27)	(144)	(116)	(100)
Total Dividends and
Distributions	$ (71,952) $	(33,236) $	(32,657) $	(4,473) $	(1,019) $	(113) $	(29) $	(157) $	(127) $	(112)

See accompanying notes.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2010, the Fund consists of 67 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Effective June 5, 2009, Class C shares of the Principal LifeTime Funds discontinued operations and converted to Class A shares.

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

In addition to the expenses that each of the Funds bear directly, each of the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each of the Funds will vary. Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. The Funds did not borrow against the line of credit during the period ended April 30, 2010.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

As of April 30, 2010, 100% of each of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rate paid by each of the Principal LifeTime Funds is 0.03% of each of the Principal LifeTime Funds’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .55% of aggregate net assets up to $500 million, .50% of the next $500 million of aggregate net assets, .45% of the next $1 billion of aggregate net assets, .40% of the next $1 billion of aggregate net assets, .35% of the next $1 billion of aggregate net assets, .30% of the next $1 billion of aggregate net assets and .25% of aggregate net assets over $5 billion.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, and Class J shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2009 through April 30, 2010
	Class A	Class B	Expiration Date
Principal LifeTime 2010 Fund	.41%	N/A	February 28, 2011
Principal LifeTime 2020 Fund	.41	1.16%	February 28, 2011
Principal LifeTime 2030 Fund	.41	1.16	February 28, 2011
Principal LifeTime 2040 Fund	.41	1.16	February 28, 2011
Principal LifeTime 2050 Fund	.41	1.16	February 28, 2011
Principal LifeTime Strategic Income Fund	.41	1.16	February 28, 2011

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Class J
	Period from
	November 1, 2009
	through
	April 30, 2010	Expiration Date
SAM Balanced Portfolio	.95%	February 28, 2011
SAM Conservative Balanced Portfolio	.95	February 28, 2011
SAM Conservative Growth Portfolio	.95	February 28, 2011
SAM Flexible Income Portfolio	.95	February 28, 2011
SAM Strategic Growth Portfolio	.95	February 28, 2011

The Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) attributable to Institutional class shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at anytime. The operating expense limits are as follows:

	Expense Limit		Expense Limit
SAM Balanced Portfolio	.40%	SAM Flexible Income Portfolio	.40%
SAM Conservative Balanced Portfolio	.40	SAM Strategic Growth Portfolio	.40
SAM Conservative Growth Portfolio	.40

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25%, and .10% for Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively.

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time.

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 3.75% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2010, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$ 52	N/A	N/A	$ 20
Principal LifeTime 2020 Fund	165	$ 6	N/A	55
Principal LifeTime 2030 Fund	136	8	N/A	53
Principal LifeTime 2040 Fund	96	7	N/A	33
Principal LifeTime 2050 Fund	81	2	N/A	6
Principal LifeTime Strategic Income Fund	17	1	N/A	1
SAM Balanced Portfolio	802	319	$ 17	103
SAM Conservative Balanced Portfolio	295	48	7	38
SAM Conservative Growth Portfolio	562	255	17	49
SAM Flexible Income Portfolio	383	57	16	20
SAM Strategic Growth Portfolio	367	218	26	31

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

At April 30, 2010, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Institutional		Institutional
Principal LifeTime 2010 Fund	90,457	SAM Balanced Portfolio	8,517
Principal LifeTime 2020 Fund	232,971	SAM Conservative Balanced Portfolio	4,485
Principal LifeTime 2030 Fund	219,142	SAM Conservative Growth Portfolio	6,582
Principal LifeTime 2040 Fund	131,474	SAM Flexible Income Portfolio	2,242
Principal LifeTime 2050 Fund	66,176	SAM Strategic Growth Portfolio	2,955
Principal LifeTime Strategic Income Fund	35,833

6. Capital Share Transactions

For the period ended April 30, 2010, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2020 Fund	16	$ 170
Principal LifeTime 2030 Fund	5	58
Principal LifeTime 2040 Fund	4	44
Principal LifeTime 2050 Fund	2	21
Principal LifeTime Strategic Income Fund	3	35
SAM Balanced Portfolio	4,510	52,875
SAM Conservative Balanced Portfolio	698	6,925
SAM Conservative Growth Portfolio	3,616	42,860
SAM Flexible Income Portfolio	1,265	13,673
SAM Strategic Growth Portfolio	2,122	26,440

On June 5, 2009, Class C shares of the Principal LifeTime Funds discontinued operations and converted to Class A shares. The following table reflects the shares and dollars converted to Class A shares. The amounts shown are also included in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeembed for Class C (amounts in thousands).

	Shares	Dollars
Principal LifeTime 2010 Fund	437	$ 3,884
Principal LifeTime 2020 Fund	523	4,717
Principal LifeTime 2030 Fund	639	5,604
Principal LifeTime 2040 Fund	295	2,568
Principal LifeTime 2050 Fund	166	1,396
Principal LifeTime Strategic Income Fund	312	2,821

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

7. Investment Transactions

For the period ended April 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales		Purchases	Sales
Principal LifeTime 2010 Fund	$ 426,667	$ 444,035	SAM Balanced Portfolio	$ 340,097	$ 409,589
Principal LifeTime 2020 Fund	1,137,186	972,304	SAM Conservative Balanced Portfolio	100,049	53,315
Principal LifeTime 2030 Fund	1,038,423	912,009	SAM Conservative Growth Portfolio	307,456	423,414
Principal LifeTime 2040 Fund	620,977	506,510	SAM Flexible Income Portfolio	99,604	65,679
Principal LifeTime 2050 Fund	263,668	201,862	SAM Strategic Growth Portfolio	202,033	284,491
Principal LifeTime Strategic Income Fund	215,593	197,484

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2010 and October 31, 2009 were as follows (amounts in thousands):

			Long-Term
	Ordinary Income		Capital Gain
	2010	2009	2010	2009*
Principal LifeTime 2010 Fund	$ 50,866 $	52,118	$ –	$ 45,050
Principal LifeTime 2020 Fund	111,134	94,501	–	119,088
Principal LifeTime 2030 Fund	87,744	68,958	–	105,574
Principal LifeTime 2040 Fund	43,949	31,656	–	53,690
Principal LifeTime 2050 Fund	16,582	12,039	–	23,629
Principal LifeTime Strategic Income Fund	20,361	24,425	–	6,750
SAM Balanced Portfolio	41,761	74,488	–	254,589
SAM Conservative Balanced Portfolio	11,477	19,001	–	23,462
SAM Conservative Growth Portfolio	30,292	37,750	–	234,955
SAM Flexible Income Portfolio	18,183	27,663	–	16,982
SAM Strategic Growth Portfolio	13,278	5,245	–	138,630

*The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Principal LifeTime 2010 Fund	$ 21,746	$ —
Principal LifeTime 2020 Fund	36,933	—
Principal LifeTime 2030 Fund	20,241	—
Principal LifeTime 2040 Fund	5,799	—
Principal LifeTime 2050 Fund	1,257	—
Principal LifeTime Strategic Income Fund	9,770	—
SAM Balanced Portfolio	6,393	—
SAM Conservative Balanced Portfolio	1,910	—
SAM Conservative Growth Portfolio	15,884	—
SAM Flexible Income Portfolio	2,994	—
SAM Strategic Growth Portfolio	12,889	—

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

			Net Capital Loss Carryforward Expiring In:
	2010	2011	2012	2013	2014	2015	2016	2017	Total
Principal LifeTime 2010 Fund	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ 76,560	$ 76,560
Principal LifeTime 2020 Fund	–	–	–	–	–	–	–	65,331	65,331
Principal LifeTime 2030 Fund	–	–	–	–	–	–	–	39,664	39,664
Principal LifeTime 2040 Fund	–	–	–	–	–	–	–	5,882	5,882
Principal LifeTime 2050 Fund	–	–	–	–	–	–	–	1,628	1,628
Principal LifeTime Strategic Income Fund	–	–	–	–	–	–	–	27,861	27,861
SAM Balanced Portfolio	–	–	–	–	–	–	–	129,420	129,420
SAM Conservative Balanced Portfolio	–	–	–	–	–	–	–	3,832	3,832
SAM Conservative Growth Portfolio	–	–	–	–	–	–	–	123,544	123,544
SAM Flexible Income Portfolio	–	–	–	–	–	–	–	5,106	5,106
SAM Strategic Growth Portfolio	–	–	–	–	–	–	–	85,133	85,133

26

		Schedule of Investments
		Principal LifeTime 2010 Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.04%
Bond & Mortgage Securities Fund (a)	25,220,198 $	254,219
Bond Market Index Fund (a),(b)	5,272,018	53,880
Core Plus Bond Fund I (a)	19,109,934	211,929
Disciplined LargeCap Blend Fund (a)	3,412,088	40,126
Diversified Real Asset Fund (a)	2,436,700	24,976
Global Diversified Income Fund (a)	3,169,301	40,187
High Yield Fund I (a)	5,530,865	60,176
Inflation Protection Fund (a)	7,818,673	61,142
International Emerging Markets Fund (a)	1,783,892	41,386
International Equity Index Fund (a),(b)	1,135,177	11,125
International Fund I (a)	5,034,561	52,410
International Growth Fund (a)	8,186,542	66,557
International Value Fund I (a)	6,080,905	64,762
LargeCap Blend Fund I (a)	10,656,950	82,272
LargeCap Growth Fund (a)	8,872,035	66,806
LargeCap Growth Fund I (a)	14,053,041	116,640
LargeCap S&P 500 Index Fund (a)	3,641,649	30,226
LargeCap Value Fund (a)	7,177,066	64,450
LargeCap Value Fund I (a)	10,089,857	104,632
MidCap Growth Fund III (a),(b)	2,938,612	27,241
MidCap Value Fund I (a)	2,318,775	27,918
Preferred Securities Fund (a)	6,491,168	61,861
Real Estate Securities Fund (a)	6,995,980	106,619
Short-Term Income Fund (a)	4,341,853	52,015
SmallCap Growth Fund I (a)	2,789,658	25,246
SmallCap Value Fund (a)	470,079	6,811
SmallCap Value Fund II (a)	2,132,511	19,235
	$ 1,774,847
TOTAL INVESTMENT COMPANIES	$ 1,774,847
Total Investments	$ 1,774,847
Liabilities in Excess of Other Assets, Net -
(0.04)%	$ (686)
TOTAL NET ASSETS - 100.00%	$ 1,774,161

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 102,762
Unrealized Depreciation	(213,372)
Net Unrealized Appreciation (Depreciation)	$ (110,610)
Cost for federal income tax purposes	$ 1,885,457
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	44.85%
Domestic Equity Funds	40.47%
International Equity Funds	13.31%
Specialty Funds	1.41%
Liabilities in Excess of Other Assets, Net	(0.04)%
TOTAL NET ASSETS	100.00%

See accompanying notes

27

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,634,216 $	297,533	992,359	$ 9,751	3,406,377	$ 33,176	25,220,198 $	271,742
Bond Market Index Fund	—	—	5,531,153	56,020	259,135	2,625	5,272,018	53,396
Core Plus Bond Fund I	17,097,440	180,554	2,859,056	31,492	846,562	9,324	19,109,934	202,720
Disciplined LargeCap Blend Fund	12,973,709	187,443	351,569	3,906	9,913,190	112,847	3,412,088	56,860
Diversified Real Asset Fund	—	—	2,436,700	24,367	—	—	2,436,700	24,367
Global Diversified Income Fund	2,903,790	29,105	486,639	5,908	221,128	2,729	3,169,301	32,283
High Yield Fund I	5,244,939	51,450	704,550	7,207	418,624	4,380	5,530,865	54,287
Inflation Protection Fund	8,089,712	75,237	373,554	2,856	644,593	4,921	7,818,673	73,046
International Emerging Markets Fund	1,828,014	48,644	72,399	1,610	116,521	2,574	1,783,892	47,630
International Equity Index Fund	—	—	1,266,109	12,741	130,932	1,272	1,135,177	11,432
International Fund I	6,218,199	73,716	239,505	2,534	1,423,143	15,120	5,034,561	62,885
International Growth Fund	8,316,752	111,016	391,512	3,171	521,722	4,192	8,186,542	109,494
International Value Fund I	6,031,943	54,697	443,180	4,793	394,218	4,191	6,080,905	55,307
LargeCap Blend Fund I	10,641,872	100,652	295,831	2,134	280,753	2,019	10,656,950	100,791
LargeCap Growth Fund	9,156,078	67,402	282,525	1,946	566,568	3,939	8,872,035	65,406
LargeCap Growth Fund I	9,638,360	80,508	5,274,168	42,233	859,487	6,639	14,053,041	116,088
LargeCap S&P 500 Index Fund	—	—	4,092,725	31,808	451,076	3,543	3,641,649	28,303
LargeCap Value Fund	4,808,865	51,495	2,784,975	23,599	416,774	3,503	7,177,066	71,609
LargeCap Value Fund I	4,227,957	53,315	6,493,691	65,135	631,791	6,202	10,089,857	112,271
LargeCap Value Fund III	4,473,299	51,987	132,138	1,218	4,605,437	43,153	—	—
MidCap Growth Fund III	3,028,299	17,903	88,643	737	178,330	1,496	2,938,612	17,077
MidCap Value Fund I	2,366,441	19,182	91,016	972	138,682	1,496	2,318,775	18,637
Money Market Fund	4,161,570	4,162	51,356,191	71,583	55,517,761	55,518	—	—
Preferred Securities Fund	12,258,698	129,109	423,731	3,865	6,191,261	57,691	6,491,168	69,925
Real Estate Securities Fund	8,842,836	142,077	384,180	5,051	2,231,036	31,759	6,995,980	114,007
Short-Term Income Fund	—	—	4,409,724	52,648	67,871	811	4,341,853	51,837
SmallCap Growth Fund I	1,863,690	22,819	1,084,026	8,619	158,058	1,277	2,789,658	30,147
SmallCap S&P 600 Index Fund	1,261,937	22,115	32,500	405	1,294,437	16,472	—	—
SmallCap Value Fund	942,825	18,071	15,901	199	488,647	6,347	470,079	9,150
SmallCap Value Fund I	246,346	3,307	10,378	121	256,724	3,052	—	—
SmallCap Value Fund II	—	—	2,255,926	17,623	123,415	986	2,132,511	16,648
Ultra Short Bond Fund	7,119,381	70,500	2,706	19	7,122,087	70,385	—	—

	$ 1,963,999			$ 496,271		$ 513,639	$ 1,877,345
				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
	(000's)			(000's)			(000's)
Bond & Mortgage Securities Fund	$ 6,261		$ (2,366)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		5,522			(2)			57
Disciplined LargeCap Blend Fund		1,978			(21,642)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		4,537			(1)			19
High Yield Fund I		5,049			10			—
Inflation Protection Fund		455			(126)			—
International Emerging Markets Fund		342			(50)			—
International Equity Index Fund		—			(37)			—
International Fund I		1,011			1,755			—
International Growth Fund		1,107			(501)			—
International Value Fund I		2,471			8			258
LargeCap Blend Fund I		1,114			24			—
LargeCap Growth Fund		11			(3)			—
LargeCap Growth Fund I		49			(14)			—
LargeCap S&P 500 Index Fund		—			38			—
LargeCap Value Fund		786			18			—
LargeCap Value Fund I		543			23			—
LargeCap Value Fund III		674			(10,052)			—
MidCap Growth Fund III		—			(67)			—
MidCap Value Fund I		235			(21)			—
Money Market Fund		—			(20,227)			—
Preferred Securities Fund		3,364			(5,358)			—
Real Estate Securities Fund		1,410			(1,362)			—
Short-Term Income Fund		119			—			—
SmallCap Growth Fund I		1			(14)			—
SmallCap S&P 600 Index Fund		132			(6,048)			—
SmallCap Value Fund		108			(2,773)			—
SmallCap Value Fund I		30			(376)			—
SmallCap Value Fund II		—			11			—
Ultra Short Bond Fund		15			(134)			—
	$ 37,324		$ (69,286)			$ 334

(a)						Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

See accompanying notes

28

Schedule of Investments Principal LifeTime 2020 Fund April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.95%
Bond & Mortgage Securities Fund (a)	51,846,525 $	522,613
Bond Market Index Fund (a),(b)	10,815,421	110,534
Core Plus Bond Fund I (a)	38,863,320	430,994
Disciplined LargeCap Blend Fund (a)	10,938,288	128,634
Diversified Real Asset Fund (a)	4,960,900	50,849
High Yield Fund I (a)	23,243,775	252,892
International Emerging Markets Fund (a)	6,180,730	143,393
International Equity Index Fund (a),(b)	4,341,693	42,549
International Fund I (a)	17,469,871	181,861
International Growth Fund (a)	28,506,991	231,762
International Value Fund I (a)	21,421,849	228,143
LargeCap Blend Fund I (a)	32,822,672	253,391
LargeCap Growth Fund (a)	30,228,605	227,621
LargeCap Growth Fund I (a)	49,580,197	411,516
LargeCap S&P 500 Index Fund (a)	6,777,359	56,252
LargeCap Value Fund (a)	25,961,046	233,130
LargeCap Value Fund I (a)	37,358,178	387,404
MidCap Growth Fund III (a),(b)	9,655,412	89,506
MidCap Value Fund I (a)	7,094,689	85,420
Preferred Securities Fund (a)	15,101,109	143,914
Real Estate Securities Fund (a)	14,523,799	221,343
SmallCap Growth Fund I (a)	12,048,919	109,043
SmallCap Value Fund (a)	2,108,233	30,548
SmallCap Value Fund II (a)	9,040,156	81,542
	$ 4,654,854
TOTAL INVESTMENT COMPANIES	$ 4,654,854
Total Investments	$ 4,654,854
Other Assets in Excess of Liabilities, Net -
0.05%	$ 2,234
TOTAL NET ASSETS - 100.00%	$ 4,657,088

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 268,539
Unrealized Depreciation	(543,263)
Net Unrealized Appreciation (Depreciation)	$ (274,724)
Cost for federal income tax purposes	$ 4,929,578
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	49.72%
Fixed Income Funds	31.36%
International Equity Funds	17.78%
Specialty Funds	1.09%
Other Assets in Excess of Liabilities, Net	0.05%
TOTAL NET ASSETS	100.00%

See accompanying notes

29

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	53,885,169 $	576,986	2,974,251	$ 29,320	5,012,895 $	48,724	51,846,525 $	554,527
Bond Market Index Fund	—	—	11,083,722	112,225	268,301	2,718	10,815,421	109,506
Core Plus Bond Fund I	33,106,275	350,072	7,338,400	80,853	1,581,355	17,422	38,863,320	413,513
Disciplined LargeCap Blend Fund	39,892,865	553,354	1,304,686	14,485	30,259,263	345,098	10,938,288	177,491
Diversified Real Asset Fund	—	—	4,960,900	49,609	—	—	4,960,900	49,609
High Yield Fund I	20,887,746	206,241	3,120,444	32,037	764,415	8,008	23,243,775	230,277
International Emerging Markets Fund	6,028,157	152,784	377,205	8,452	224,632	4,965	6,180,730	156,277
International Equity Index Fund	—	—	4,548,575	45,740	206,882	2,007	4,341,693	43,732
International Fund I	20,877,566	243,407	1,147,544	12,138	4,555,239	48,462	17,469,871	211,942
International Growth Fund	27,581,935	353,128	1,958,312	15,920	1,033,256	8,308	28,506,991	360,748
International Value Fund I	20,217,987	180,211	1,982,289	21,425	778,427	8,309	21,421,849	193,303
LargeCap Blend Fund I	32,338,150	289,540	1,089,571	7,860	605,049	4,313	32,822,672	293,091
LargeCap Growth Fund	29,697,315	213,775	1,702,224	11,915	1,170,934	8,084	30,228,605	217,600
LargeCap Growth Fund I	32,271,873	261,066	18,898,854	151,398	1,590,530	12,212	49,580,197	400,263
LargeCap S&P 500 Index Fund	—	—	7,483,617	58,319	706,258	5,534	6,777,359	52,810
LargeCap Value Fund	16,243,283	168,588	10,530,273	89,629	812,510	6,797	25,961,046	251,438
LargeCap Value Fund I	14,095,111	171,571	24,379,975	244,269	1,116,908	10,924	37,358,178	404,945
LargeCap Value Fund III	14,907,493	169,097	533,424	4,918	15,440,917	145,711	—	—
MidCap Growth Fund III	9,505,407	81,349	495,828	4,202	345,823	2,864	9,655,412	82,699
MidCap Value Fund I	6,912,847	79,416	450,238	4,891	268,396	2,863	7,094,689	81,445
Preferred Securities Fund	26,158,784	267,877	1,008,615	9,249	12,066,290	112,177	15,101,109	159,552
Real Estate Securities Fund	17,388,784	280,719	1,259,071	16,810	4,124,056	59,077	14,523,799	235,820
SmallCap Growth Fund I	7,797,219	89,261	4,549,512	36,263	297,812	2,371	12,048,919	123,165
SmallCap S&P 600 Index Fund	5,068,940	84,529	124,777	1,553	5,193,717	66,118	—	—
SmallCap Value Fund	4,008,799	70,678	74,454	928	1,975,020	25,703	2,108,233	39,794
SmallCap Value Fund I	964,790	13,246	47,235	550	1,012,025	12,034	—	—
SmallCap Value Fund II	—	—	9,228,676	72,228	188,520	1,501	9,040,156	70,743

	$ 4,856,895			$ 1,137,186	$ 972,304		$ 4,914,290

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 12,461		$ (3,055)			$ —
Bond Market Index Fund		—			(1)			—
Core Plus Bond Fund I		10,857			10			111
Disciplined LargeCap Blend Fund		6,114			(45,250)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		20,235			7			—
International Emerging Markets Fund		1,135			6			—
International Equity Index Fund		—			(1)			—
International Fund I		3,415			4,859			—
International Growth Fund		3,694			8			—
International Value Fund I		8,327			(24)			871
LargeCap Blend Fund I		3,401			4			—
LargeCap Growth Fund		36			(6)			—
LargeCap Growth Fund I		164			11			—
LargeCap S&P 500 Index Fund		—			25			—
LargeCap Value Fund		2,670			18			—
LargeCap Value Fund I		1,819			29			—
LargeCap Value Fund III		2,258			(28,304)			—
MidCap Growth Fund III		—			12			—
MidCap Value Fund I		690			1			—
Preferred Securities Fund		7,269			(5,397)			—
Real Estate Securities Fund		2,839			(2,632)			—
SmallCap Growth Fund I		3			12			—
SmallCap S&P 600 Index Fund		536			(19,964)			—
SmallCap Value Fund		460			(6,109)			—
SmallCap Value Fund I		120			(1,762)			—
SmallCap Value Fund II		—			16			—
	$ 88,503		$ (107,487)			$ 982

See accompanying notes

30

Schedule of Investments Principal LifeTime 2030 Fund April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.96%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.96%
Bond & Mortgage Securities Fund (a)	25,828,741 $	260,354
Bond Market Index Fund (a),(b)	6,639,718	67,858
Core Plus Bond Fund I (a)	19,860,886	220,257
Disciplined LargeCap Blend Fund (a)	10,840,911	127,489
Diversified Real Asset Fund (a)	4,270,110	43,769
High Yield Fund I (a)	23,797,377	258,915
International Emerging Markets Fund (a)	6,894,937	159,963
International Equity Index Fund (a),(b)	4,284,296	41,986
International Fund I (a)	16,985,613	176,820
International Growth Fund (a)	27,775,857	225,818
International Value Fund I (a)	20,965,242	223,280
LargeCap Blend Fund I (a)	32,199,810	248,582
LargeCap Growth Fund (a)	31,870,977	239,988
LargeCap Growth Fund I (a)	52,348,024	434,489
LargeCap S&P 500 Index Fund (a)	4,351,743	36,119
LargeCap Value Fund (a)	26,944,637	241,963
LargeCap Value Fund I (a)	40,443,507	419,399
MidCap Growth Fund III (a),(b)	9,729,619	90,194
MidCap Value Fund I (a)	7,660,608	92,234
Preferred Securities Fund (a)	13,041,805	124,288
Real Estate Securities Fund (a)	12,543,109	191,157
SmallCap Growth Fund I (a)	12,561,636	113,683
SmallCap Value Fund (a)	2,202,727	31,917
SmallCap Value Fund II (a)	8,326,670	75,107
	$ 4,145,629
TOTAL INVESTMENT COMPANIES	$ 4,145,629
Total Investments	$ 4,145,629
Other Assets in Excess of Liabilities, Net -
0.04%	$ 1,571
TOTAL NET ASSETS - 100.00%	$ 4,147,200

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 277,775
Unrealized Depreciation	(497,383)
Net Unrealized Appreciation (Depreciation)	$ (219,608)
Cost for federal income tax purposes	$ 4,365,237
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	56.47%
Fixed Income Funds	22.47%
International Equity Funds	19.96%
Specialty Funds	1.06%
Other Assets in Excess of Liabilities, Net	0.04%
TOTAL NET ASSETS	100.00%

See accompanying notes

31

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	27,391,152 $	293,194	1,631,200	$ 16,081	3,193,611 $	31,053	25,828,741 $	276,326
Bond Market Index Fund	—	—	6,814,867	69,062	175,149	1,775	6,639,718	67,287
Core Plus Bond Fund I	16,519,583	174,393	4,338,550	47,827	997,247	10,981	19,860,886	211,239
Disciplined LargeCap Blend Fund	40,152,466	547,280	1,331,583	14,763	30,643,138	349,131	10,840,911	173,692
Diversified Real Asset Fund	—	—	4,270,110	42,701	—	—	4,270,110	42,701
High Yield Fund I	21,502,607	210,596	3,090,367	31,692	795,597	8,325	23,797,377	233,970
International Emerging Markets Fund	6,758,272	164,468	413,094	9,234	276,429	6,140	6,894,937	167,575
International Equity Index Fund	—	—	4,546,324	45,702	262,028	2,542	4,284,296	43,160
International Fund I	20,435,478	243,685	1,196,184	12,632	4,646,049	49,414	16,985,613	211,741
International Growth Fund	26,967,020	344,443	2,066,554	16,766	1,257,717	10,136	27,775,857	351,070
International Value Fund I	19,859,293	177,683	2,057,179	22,209	951,230	10,135	20,965,242	189,722
LargeCap Blend Fund I	31,743,807	280,885	1,100,995	7,931	644,992	4,631	32,199,810	284,193
LargeCap Growth Fund	31,454,862	228,450	1,844,757	12,893	1,428,642	9,966	31,870,977	231,368
LargeCap Growth Fund I	34,704,220	275,275	19,665,310	156,962	2,021,506	15,648	52,348,024	416,590
LargeCap S&P 500 Index Fund	—	—	5,278,948	41,198	927,205	7,303	4,351,743	33,921
LargeCap Value Fund	17,177,872	179,383	10,778,998	91,758	1,012,233	8,520	26,944,637	262,643
LargeCap Value Fund I	14,861,690	181,012	27,018,488	270,361	1,436,671	14,129	40,443,507	437,283
LargeCap Value Fund III	15,662,319	174,343	577,273	5,315	16,239,592	153,620	—	—
MidCap Growth Fund III	9,610,461	83,546	527,971	4,465	408,813	3,440	9,729,619	84,587
MidCap Value Fund I	7,497,878	87,694	480,948	5,216	318,218	3,439	7,660,608	89,494
Preferred Securities Fund	19,801,397	198,789	788,102	7,232	7,547,694	70,469	13,041,805	133,403
Real Estate Securities Fund	15,104,962	225,415	982,216	13,089	3,544,069	50,879	12,543,109	185,250
SmallCap Growth Fund I	9,993,702	104,006	2,944,887	23,499	376,953	3,041	12,561,636	124,462
SmallCap S&P 600 Index Fund	3,029,827	47,109	77,936	965	3,107,763	39,571	—	—
SmallCap Value Fund	2,969,105	50,317	73,509	914	839,887	11,306	2,202,727	39,323
SmallCap Value Fund I	2,821,387	45,909	79,588	924	2,900,975	34,533	—	—
SmallCap Value Fund II	—	—	8,560,347	67,032	233,677	1,882	8,326,670	65,177

	$ 4,317,875			$ 1,038,423	$ 912,009		$ 4,356,177

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
Bond & Mortgage Securities Fund	$ 6,229		$ (1,896)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		5,583			—			57
Disciplined LargeCap Blend Fund		6,175			(39,220)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		20,888			7			—
International Emerging Markets Fund		1,276			13			—
International Equity Index Fund		—			—			—
International Fund I		3,353			4,838			—
International Growth Fund		3,622			(3)			—
International Value Fund I		8,207			(35)			859
LargeCap Blend Fund I		3,351			8			—
LargeCap Growth Fund		38			(9)			—
LargeCap Growth Fund I		178			1			—
LargeCap S&P 500 Index Fund		—			26			—
LargeCap Value Fund		2,834			22			—
LargeCap Value Fund I		1,925			39			—
LargeCap Value Fund III		2,381			(26,038)			—
MidCap Growth Fund III		—			16			—
MidCap Value Fund I		751			23			—
Preferred Securities Fund		5,818			(2,149)			—
Real Estate Securities Fund		2,465			(2,375)			—
SmallCap Growth Fund I		4			(2)			—
SmallCap S&P 600 Index Fund		321			(8,503)			—
SmallCap Value Fund		341			(602)			—
SmallCap Value Fund I		351			(12,300)			—
SmallCap Value Fund II		—			27			—
	$ 76,091		$ (88,112)			$ 916
See accompanying notes

32

Schedule of Investments Principal LifeTime 2040 Fund April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.97%
Bond & Mortgage Securities Fund (a)	6,974,626 $	70,304
Bond Market Index Fund (a),(b)	1,758,509	17,972
Core Plus Bond Fund I (a)	5,883,101	65,243
Disciplined LargeCap Blend Fund (a)	6,703,293	78,831
Diversified Real Asset Fund (a)	1,842,900	18,890
High Yield Fund I (a)	13,349,723	145,245
International Emerging Markets Fund (a)	4,599,304	106,704
International Equity Index Fund (a)	2,875,860	28,183
International Fund I (a)	11,213,061	116,728
International Growth Fund (a)	18,166,565	147,694
International Value Fund I (a)	13,870,299	147,719
LargeCap Blend Fund I (a)	19,893,554	153,578
LargeCap Growth Fund (a)	20,995,852	158,099
LargeCap Growth Fund I (a)	33,374,063	277,005
LargeCap S&P 500 Index Fund (a)	7,019,996	58,266
LargeCap Value Fund (a)	17,308,561	155,431
LargeCap Value Fund I (a)	25,031,800	259,580
MidCap Growth Fund III (a),(b)	6,043,996	56,028
MidCap Value Fund I (a)	4,729,735	56,946
Preferred Securities Fund (a)	6,576,196	62,671
Real Estate Securities Fund (a)	5,447,568	83,021
SmallCap Growth Fund I (a)	7,805,861	70,643
SmallCap Value Fund (a)	1,668,069	24,170
SmallCap Value Fund II (a)	5,057,429	45,618
	$ 2,404,569
TOTAL INVESTMENT COMPANIES	$ 2,404,569
Total Investments	$ 2,404,569
Other Assets in Excess of Liabilities, Net -
0.03%	$ 811
TOTAL NET ASSETS - 100.00%	$ 2,405,380

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 182,967
Unrealized Depreciation	(285,893)
Net Unrealized Appreciation (Depreciation)	$ (102,926)
Cost for federal income tax purposes	$ 2,507,495
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	61.41%
International Equity Funds	22.74%
Fixed Income Funds	15.03%
Specialty Funds	0.79%
Other Assets in Excess of Liabilities, Net	0.03%
TOTAL NET ASSETS	100.00%

See accompanying notes

33

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	6,708,987 $	71,670	598,884	$ 5,911	333,245 $	3,278	6,974,626 $	74,265
Bond Market Index Fund	—	—	1,801,605	18,257	43,096	437	1,758,509	17,820
Core Plus Bond Fund I	5,181,372	54,391	994,368	10,963	292,639	3,228	5,883,101	62,126
Disciplined LargeCap Blend Fund	23,867,856	315,548	933,795	10,351	18,098,358	206,401	6,703,293	100,503
Diversified Real Asset Fund	—	—	1,842,900	18,429	—	—	1,842,900	18,429
High Yield Fund I	11,864,287	117,142	1,907,516	19,617	422,080	4,406	13,349,723	132,355
International Emerging Markets Fund	4,430,925	103,613	332,771	7,445	164,392	3,613	4,599,304	107,457
International Equity Index Fund	—	—	3,048,035	30,620	172,175	1,650	2,875,860	28,972
International Fund I	13,257,850	158,459	931,899	9,842	2,976,688	31,636	11,213,061	139,503
International Growth Fund	17,282,485	216,357	1,633,811	13,259	749,731	5,990	18,166,565	223,618
International Value Fund I	12,878,020	113,741	1,559,284	16,833	567,005	5,990	13,870,299	124,572
LargeCap Blend Fund I	19,439,650	166,864	783,413	5,643	329,509	2,366	19,893,554	170,144
LargeCap Growth Fund	20,305,621	145,764	1,552,222	10,864	861,991	5,973	20,995,852	150,656
LargeCap Growth Fund I	23,521,541	181,684	11,091,350	88,608	1,238,828	9,503	33,374,063	260,787
LargeCap S&P 500 Index Fund	—	—	7,602,401	59,243	582,405	4,537	7,019,996	54,715
LargeCap Value Fund	11,605,173	117,557	6,316,247	53,630	612,859	5,119	17,308,561	166,089
LargeCap Value Fund I	9,968,759	116,608	15,953,808	160,669	890,767	8,687	25,031,800	268,610
LargeCap Value Fund III	10,582,168	117,855	464,682	4,278	11,046,850	104,616	—	—
MidCap Growth Fund III	5,853,952	50,875	427,556	3,624	237,512	1,983	6,043,996	52,523
MidCap Value Fund I	4,538,025	52,533	378,747	4,120	187,037	2,008	4,729,735	54,649
Preferred Securities Fund	8,215,750	81,478	369,506	3,407	2,009,060	18,747	6,576,196	65,812
Real Estate Securities Fund	6,416,869	103,278	562,145	7,501	1,531,446	21,954	5,447,568	87,749
SmallCap Growth Fund I	6,111,748	62,315	1,928,061	15,410	233,948	1,869	7,805,861	75,863
SmallCap S&P 600 Index Fund	1,866,616	27,635	32,867	408	1,899,483	24,189	—	—
SmallCap Value Fund	1,937,013	31,636	36,908	459	305,852	4,330	1,668,069	27,637
SmallCap Value Fund I	1,854,396	30,385	60,923	706	1,915,319	22,800	—	—
SmallCap Value Fund II	—	—	5,208,800	40,880	151,371	1,200	5,057,429	39,702

	$ 2,437,388			$ 620,977	$ 506,510		$ 2,504,556

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Bond & Mortgage Securities Fund	$ 1,659		$ (38)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		1,626			—			17
Disciplined LargeCap Blend Fund		3,685			(18,995)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		11,562			2			—
International Emerging Markets Fund		841			12			—
International Equity Index Fund		—			2			—
International Fund I		2,188			2,838			—
International Growth Fund		2,336			(8)			—
International Value Fund I		5,350			(12)			559
LargeCap Blend Fund I		2,060			3			—
LargeCap Growth Fund		24			1			—
LargeCap Growth Fund I		121			(2)			—
LargeCap S&P 500 Index Fund		—			9			—
LargeCap Value Fund		1,924			21			—
LargeCap Value Fund I		1,298			20			—
LargeCap Value Fund III		1,617			(17,517)			—
MidCap Growth Fund III		—			7			—
MidCap Value Fund I		456			4			—
Preferred Securities Fund		2,556			(326)			—
Real Estate Securities Fund		1,058			(1,076)			—
SmallCap Growth Fund I		2			7			—
SmallCap S&P 600 Index Fund		197			(3,854)			—
SmallCap Value Fund		222			(128)			—
SmallCap Value Fund I		232			(8,291)			—
SmallCap Value Fund II		—			22			—
	$ 41,014		$ (47,299)			$ 576

See accompanying notes

34

Schedule of Investments Principal LifeTime 2050 Fund April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.91%
Bond & Mortgage Securities Fund (a)	1,000,249 $	10,083
Bond Market Index Fund (a),(b)	232,820	2,379
Core Plus Bond Fund I (a)	1,107,684	12,284
Disciplined LargeCap Blend Fund (a)	2,792,044	32,834
Diversified Real Asset Fund (a)	841,800	8,628
High Yield Fund I (a)	4,899,797	53,310
International Emerging Markets Fund (a)	1,948,050	45,195
International Equity Index Fund (a)	1,293,989	12,681
International Fund I (a)	5,204,605	54,180
International Growth Fund (a)	8,394,048	68,244
International Value Fund I (a)	6,404,760	68,211
LargeCap Blend Fund I (a)	8,177,516	63,130
LargeCap Growth Fund (a)	9,886,181	74,443
LargeCap Growth Fund I (a)	15,002,799	124,523
LargeCap S&P 500 Index Fund (a)	2,406,264	19,972
LargeCap Value Fund (a)	7,911,426	71,045
LargeCap Value Fund I (a)	11,463,971	118,881
MidCap Growth Fund III (a),(b)	2,885,686	26,750
MidCap Value Fund I (a)	2,180,450	26,253
Preferred Securities Fund (a)	2,241,529	21,362
Real Estate Securities Fund (a)	2,490,883	37,961
SmallCap Growth Fund I (a)	3,440,678	31,138
SmallCap Value Fund (a)	731,226	10,596
SmallCap Value Fund II (a)	2,308,919	20,826
	$ 1,014,909
TOTAL INVESTMENT COMPANIES	$ 1,014,909
Total Investments	$ 1,014,909
Other Assets in Excess of Liabilities, Net -
0.09%	$ 879
TOTAL NET ASSETS - 100.00%	$ 1,015,788

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,375
Unrealized Depreciation	(121,795)
Net Unrealized Appreciation (Depreciation)	$ (37,420)
Cost for federal income tax purposes	$ 1,052,329
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	64.81%
International Equity Funds	24.47%
Fixed Income Funds	9.78%
Specialty Funds	0.85%
Other Assets in Excess of Liabilities, Net	0.09%
TOTAL NET ASSETS	100.00%

See accompanying notes

35

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	930,790 $	10,026	112,573	$ 1,112	43,114 $	423	1,000,249 $	10,706
Bond Market Index Fund	—	—	237,104	2,402	4,284	44	232,820	2,358
Core Plus Bond Fund I	907,915	9,402	237,351	2,619	37,582	415	1,107,684	11,606
Disciplined LargeCap Blend Fund	9,500,988	125,760	461,273	5,114	7,170,217	81,839	2,792,044	40,549
Diversified Real Asset Fund	—	—	841,800	8,418	—	—	841,800	8,418
High Yield Fund I	4,271,557	43,644	763,569	7,887	135,329	1,427	4,899,797	50,105
International Emerging Markets Fund	1,846,172	43,663	157,128	3,538	55,250	1,227	1,948,050	45,973
International Equity Index Fund	—	—	1,337,445	13,447	43,456	421	1,293,989	13,027
International Fund I	6,026,445	69,103	456,686	4,844	1,278,526	13,613	5,204,605	61,453
International Growth Fund	7,864,991	96,261	783,263	6,385	254,206	2,051	8,394,048	100,595
International Value Fund I	5,856,561	50,836	739,145	8,014	190,946	2,051	6,404,760	56,798
LargeCap Blend Fund I	7,934,997	67,885	389,876	2,809	147,357	1,056	8,177,516	69,639
LargeCap Growth Fund	9,424,775	66,460	765,562	5,384	304,156	2,108	9,886,181	69,736
LargeCap Growth Fund I	10,070,499	78,014	5,325,100	42,590	392,800	3,029	15,002,799	117,576
LargeCap S&P 500 Index Fund	—	—	2,556,206	19,979	149,942	1,184	2,406,264	18,797
LargeCap Value Fund	5,457,990	54,034	2,656,566	22,529	203,130	1,708	7,911,426	74,856
LargeCap Value Fund I	4,718,705	54,167	7,012,687	70,263	267,421	2,629	11,463,971	121,806
LargeCap Value Fund III	5,030,659	53,782	246,815	2,273	5,277,474	49,661	—	—
MidCap Growth Fund III	2,759,103	23,178	208,941	1,778	82,358	685	2,885,686	24,271
MidCap Value Fund I	2,062,481	23,460	181,850	1,987	63,881	685	2,180,450	24,762
Preferred Securities Fund	2,421,261	24,823	121,657	1,126	301,389	2,795	2,241,529	23,129
Real Estate Securities Fund	2,897,577	46,955	256,893	3,445	663,587	9,560	2,490,883	40,506
SmallCap Growth Fund I	2,749,798	28,042	769,207	6,163	78,327	623	3,440,678	33,583
SmallCap S&P 600 Index Fund	691,682	9,800	24,702	305	716,384	9,121	—	—
SmallCap Value Fund	852,029	13,785	31,248	388	152,051	2,154	731,226	11,966
SmallCap Value Fund I	892,633	14,981	34,614	401	927,247	11,037	—	—
SmallCap Value Fund II	—	—	2,347,849	18,468	38,930	316	2,308,919	18,154

	$ 1,008,061			$ 263,668	$ 201,862		$ 1,050,369

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Bond & Mortgage Securities Fund	$ 231		$ (9)			$ —
Bond Market Index Fund		—			—			—
Core Plus Bond Fund I		299			—			3
Disciplined LargeCap Blend Fund		1,473			(8,486)			—
Diversified Real Asset Fund		—			—			—
High Yield Fund I		4,182			1			—
International Emerging Markets Fund		352			(1)			—
International Equity Index Fund		—			1			—
International Fund I		998			1,119			—
International Growth Fund		1,066			—			—
International Value Fund I		2,440			(1)			255
LargeCap Blend Fund I		844			1			—
LargeCap Growth Fund		12			—			—
LargeCap Growth Fund I		52			1			—
LargeCap S&P 500 Index Fund		—			2			—
LargeCap Value Fund		907			1			—
LargeCap Value Fund I		616			5			—
LargeCap Value Fund III		770			(6,394)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		208			—			—
Preferred Securities Fund		787			(25)			—
Real Estate Securities Fund		481			(334)			—
SmallCap Growth Fund I		1			1			—
SmallCap S&P 600 Index Fund		74			(984)			—
SmallCap Value Fund		99			(53)			—
SmallCap Value Fund I		112			(4,345)			—
SmallCap Value Fund II		—			2			—
	$ 16,004		$ (19,498)			$ 258

See accompanying notes

36

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.17%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.17%
Bond & Mortgage Securities Fund (a)	11,300,149 $	113,906
Bond Market Index Fund (a),(b)	1,896,313	19,380
Core Plus Bond Fund I (a)	10,198,686	113,103
Disciplined LargeCap Blend Fund (a)	483,958	5,691
Diversified Real Asset Fund (a)	681,900	6,990
Global Diversified Income Fund (a)	2,957,779	37,505
High Yield Fund I (a)	1,755,009	19,095
Inflation Protection Fund (a)	9,262,814	72,435
International Emerging Markets Fund (a)	108,779	2,524
International Equity Index Fund (a)	203,585	1,995
International Fund I (a)	695,805	7,243
International Growth Fund (a)	1,202,537	9,777
International Value Fund I (a)	893,276	9,513
LargeCap Blend Fund I (a)	1,528,693	11,802
LargeCap Growth Fund (a)	1,334,694	10,050
LargeCap Growth Fund I (a)	1,900,695	15,776
LargeCap S&P 500 Index Fund (a)	374,936	3,112
LargeCap Value Fund (a)	912,594	8,195
LargeCap Value Fund I (a)	1,163,858	12,069
MidCap Growth Fund III (a),(b)	399,274	3,701
MidCap Value Fund I (a)	320,110	3,854
Preferred Securities Fund (a)	1,856,085	17,689
Real Estate Securities Fund (a)	1,964,401	29,937
Short-Term Income Fund (a)	5,407,468	64,781
SmallCap Growth Fund I (a)	527,379	4,773
SmallCap Value Fund II (a)	542,787	4,896
	$ 609,792
TOTAL INVESTMENT COMPANIES	$ 609,792
Total Investments	$ 609,792
Liabilities in Excess of Other Assets, Net -
(0.17)%	$ (1,048)
TOTAL NET ASSETS - 100.00%	$ 608,744

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 31,363
Unrealized Depreciation	(43,792)
Net Unrealized Appreciation (Depreciation)	$ (12,429)
Cost for federal income tax purposes	$ 622,221
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	75.22%
Domestic Equity Funds	18.70%
International Equity Funds	5.10%
Specialty Funds	1.15%
Liabilities in Excess of Other Assets, Net	(0.17)%
TOTAL NET ASSETS	100.00%

See accompanying notes

37

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases(a)		Sales(a)		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Bond & Mortgage Securities Fund	13,433,544 $	144,870	814,441	$ 8,024	2,947,836	$ 28,876	11,300,149 $	122,046
Bond Market Index Fund	—	—	2,090,119	21,127	193,806	1,962	1,896,313	19,166
Core Plus Bond Fund I	8,628,449	91,186	2,174,357	23,799	604,120	6,650	10,198,686	108,334
Disciplined LargeCap Blend Fund	1,719,818	22,933	147,489	1,647	1,383,349	15,774	483,958	6,807
Diversified Real Asset Fund	—	—	681,900	6,819	—	—	681,900	6,819
Global Diversified Income Fund	2,601,134	26,264	620,089	7,545	263,444	3,253	2,957,779	30,558
High Yield Fund I	774,373	6,312	1,157,823	12,209	177,187	1,863	1,755,009	16,666
Inflation Protection Fund	9,134,833	85,060	1,165,533	8,880	1,037,552	7,928	9,262,814	86,033
International Emerging Markets Fund	106,384	2,485	30,700	691	28,305	634	108,779	2,543
International Equity Index Fund	—	—	232,810	2,337	29,225	286	203,585	2,050
International Fund I	870,432	10,303	95,369	1,014	269,996	2,872	695,805	8,682
International Growth Fund	1,175,718	14,441	158,301	1,290	131,482	1,070	1,202,537	14,663
International Value Fund I	851,530	7,696	138,285	1,496	96,539	1,043	893,276	8,151
LargeCap Blend Fund I	1,487,824	13,703	124,725	904	83,856	609	1,528,693	14,002
LargeCap Growth Fund	1,327,105	8,970	148,750	1,037	141,161	987	1,334,694	9,021
LargeCap Growth Fund I	1,236,247	10,009	864,912	6,891	200,464	1,560	1,900,695	15,338
LargeCap S&P 500 Index Fund	—	—	468,983	3,649	94,047	742	374,936	2,913
LargeCap Value Fund	546,839	6,249	465,959	3,938	100,204	849	912,594	9,341
LargeCap Value Fund I	349,017	2,844	958,570	9,708	143,729	1,421	1,163,858	11,138
LargeCap Value Fund III	501,819	6,488	48,523	450	550,342	5,243	—	—
MidCap Growth Fund III	396,526	3,150	47,738	402	44,990	380	399,274	3,172
MidCap Value Fund I	314,871	3,178	40,209	434	34,970	382	320,110	3,232
Money Market Fund	6,471,759	6,472	63,697,653	87,025	70,169,412	70,169	—	—
Preferred Securities Fund	3,629,249	38,756	548,480	5,203	2,321,644	21,391	1,856,085	19,908
Real Estate Securities Fund	2,384,963	33,413	280,400	3,673	700,962	9,909	1,964,401	26,808
Short-Term Income Fund	—	—	5,525,760	65,977	118,292	1,413	5,407,468	64,564
SmallCap Growth Fund I	—	—	553,221	4,404	25,842	215	527,379	4,193
SmallCap S&P 600 Index Fund	648,159	9,541	37,901	480	686,060	8,735	—	—
SmallCap Value Fund II	—	—	565,882	4,380	23,095	188	542,787	4,196
Ultra Short Bond Fund	8,177,959	81,218	3,112	22	8,181,071	80,942	—	—

	$ 635,541			$ 295,455		$ 277,346	$ 620,344
				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments		Other Investment Companies
	(000's)			(000's)			(000's)
Bond & Mortgage Securities Fund	$ 2,922		$ (1,972)			$ —
Bond Market Index Fund		—			1			—
Core Plus Bond Fund I		2,741			(1)			27
Disciplined LargeCap Blend Fund		262			(1,999)			—
Diversified Real Asset Fund		—			—			—
Global Diversified Income Fund		4,098			2			17
High Yield Fund I		1,530			8			—
Inflation Protection Fund		524			21			—
International Emerging Markets Fund		20			1			—
International Equity Index Fund		—			(1)			—
International Fund I		142			237			—
International Growth Fund		157			2			—
International Value Fund I		349			2			36
LargeCap Blend Fund I		155			4			—
LargeCap Growth Fund		2			1			—
LargeCap Growth Fund I		6			(2)			—
LargeCap S&P 500 Index Fund		—			6			—
LargeCap Value Fund		89			3			—
LargeCap Value Fund I		44			7			—
LargeCap Value Fund III		75			(1,695)			—
MidCap Growth Fund III		—			—			—
MidCap Value Fund I		31			2			—
Money Market Fund		—			(23,328)			—
Preferred Securities Fund		878			(2,660)			—
Real Estate Securities Fund		388			(369)			—
Short-Term Income Fund		144			—			—
SmallCap Growth Fund I		—			4			—
SmallCap S&P 600 Index Fund		68			(1,286)			—
SmallCap Value Fund II		—			4			—
Ultra Short Bond Fund		17			(298)			—
	$ 14,642		$ (33,306)			$ 80

(a)						Purchases and Sales include transactions related to the acquisition of the Ultra Short Bond Fund by the Money Market Fund.

See accompanying notes

38

Schedule of Investments SAM Balanced Portfolio April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.06%
Disciplined LargeCap Blend Fund (a)	14,166,055 $	166,593
Diversified International Fund (a)	30,122,939	272,613
Equity Income Fund (a)	31,770,411	517,540
Government and High Quality Bond Fund (a)	38,101,610	418,356
High Yield Fund (a)	19,044,546	152,547
Income Fund (a)	38,512,125	362,399
International Emerging Markets Fund (a)	3,193,436	74,088
LargeCap Growth Fund (a)	24,903,105	187,520
LargeCap Growth Fund II (a)	24,183,293	187,662
LargeCap Value Fund III (a)	27,168,415	269,511
MidCap Blend Fund (a)	6,584,807	83,693
Money Market Fund (a)	7,639	8
Preferred Securities Fund (a)	14,806,160	141,103
Principal Capital Appreciation Fund (a)	4,003,159	151,519
Real Estate Securities Fund (a)	6,158,566	93,856
Short-Term Income Fund (a)	3,878,281	46,462
SmallCap Growth Fund (a),(b)	8,694,072	64,336
SmallCap Value Fund (a)	4,385,062	63,539
	$ 3,253,345
TOTAL INVESTMENT COMPANIES	$ 3,253,345
Total Investments	$ 3,253,345
Liabilities in Excess of Other Assets, Net -
(0.06)%	$ (1,891)
TOTAL NET ASSETS - 100.00%	$ 3,251,454

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 203,472
Unrealized Depreciation	(90,757)
Net Unrealized Appreciation (Depreciation)	$ 112,715
Cost for federal income tax purposes	$ 3,140,630
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	54.92%
Fixed Income Funds	34.48%
International Equity Funds	10.66%
Liabilities in Excess of Other Assets, Net	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes

39

Schedule of Investments
SAM Balanced Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	14,543,003 $	177,837	269,172	$ 2,986	646,120 $	7,243	14,166,055 $	172,047
Diversified International Fund	22,556,093	230,200	8,393,790	77,830	826,944	7,424	30,122,939	297,653
Equity Income Fund	26,684,200	427,214	5,888,095	95,958	801,884	12,189	31,770,411	507,011
Government and High Quality Bond
Fund	36,817,159	388,305	1,553,011	16,997	268,560	2,939	38,101,610	402,391
High Yield Fund	19,842,385	146,788	915,139	7,086	1,712,978	13,213	19,044,546	140,115
Income Fund	37,749,939	336,666	1,856,964	17,284	1,094,778	10,184	38,512,125	343,732
International Emerging Markets Fund	3,675,100	85,759	28,231	641	509,895	11,299	3,193,436	72,125
LargeCap Growth Fund	42,052,181	245,550	157,185	1,080	17,306,261	128,314	24,903,105	135,455
LargeCap Growth Fund II	40,461,476	325,275	186,082	1,368	16,464,265	126,788	24,183,293	177,505
LargeCap Value Fund III	16,541,321	153,862	10,769,054	106,227	141,960	1,295	27,168,415	258,540
MidCap Blend Fund	10,138,373	97,700	76,957	877	3,630,523	44,476	6,584,807	57,231
Money Market Fund	147,639	148	—	—	140,000	140	7,639	8
Preferred Securities Fund	15,519,833	134,027	587,598	5,367	1,301,271	11,911	14,806,160	126,979
Principal Capital Appreciation Fund	4,143,692	122,534	72,217	2,530	212,750	7,493	4,003,159	117,649
Real Estate Securities Fund	6,505,796	97,884	84,553	1,160	431,783	5,738	6,158,566	91,457
Short-Term Income Fund	5,008,556	57,618	124,908	1,486	1,255,183	14,970	3,878,281	44,549
SmallCap Growth Fund	9,131,566	46,137	32,335	219	469,829	3,091	8,694,072	43,012
SmallCap Value Fund	4,370,987	68,307	78,246	1,001	64,171	882	4,385,062	68,190

	$ 3,141,811			$ 340,097	$ 409,589		$ 3,055,649

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 2,204		$ (1,533)			$ —
Diversified International Fund		3,511			(2,953)			—
Equity Income Fund		6,736			(3,972)			—
Government and High Quality Bond Fund		9,503			28			—
High Yield Fund		6,723			(546)			—
Income Fund		11,470			(34)			—
International Emerging Markets Fund		640			(2,976)			—
LargeCap Growth Fund		50			17,139			—
LargeCap Growth Fund II		1,139			(22,350)			—
LargeCap Value Fund III		2,513			(254)			—
MidCap Blend Fund		876			3,130			—
Money Market Fund		—			—			—
Preferred Securities Fund		5,048			(504)			—
Principal Capital Appreciation Fund		1,269			78			904
Real Estate Securities Fund		1,128			(1,849)			—
Short-Term Income Fund		951			415			—
SmallCap Growth Fund		—			(253)			—
SmallCap Value Fund		502			(236)			—
	$ 54,263		$ (16,670)			$ 904

See accompanying notes

40

Schedule of Investments SAM Conservative Balanced Portfolio April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.88%
Disciplined LargeCap Blend Fund (a)	2,438,370 $	28,675
Diversified International Fund (a)	4,806,534	43,499
Equity Income Fund (a)	4,758,440	77,515
Government and High Quality Bond Fund (a)	14,934,218	163,978
High Yield Fund (a)	6,265,428	50,186
Income Fund (a)	14,257,856	134,166
International Emerging Markets Fund (a)	546,558	12,680
LargeCap Growth Fund (a)	4,454,919	33,546
LargeCap Growth Fund II (a)	4,255,585	33,023
LargeCap Value Fund III (a)	3,988,162	39,563
MidCap Blend Fund (a)	993,900	12,632
Money Market Fund (a)	8,447	8
Preferred Securities Fund (a)	3,786,630	36,087
Principal Capital Appreciation Fund (a)	662,008	25,057
Real Estate Securities Fund (a)	1,064,151	16,218
Short-Term Income Fund (a)	3,365,448	40,318
SmallCap Growth Fund (a),(b)	1,437,147	10,635
SmallCap Value Fund (a)	731,950	10,606
	$ 768,392
TOTAL INVESTMENT COMPANIES	$ 768,392
Total Investments	$ 768,392
Other Assets in Excess of Liabilities, Net -
0.12%	$ 937
TOTAL NET ASSETS - 100.00%	$ 769,329

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 46,740
Unrealized Depreciation	(13,162)
Net Unrealized Appreciation (Depreciation)	$ 33,578
Cost for federal income tax purposes	$ 734,814
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	55.21%
Domestic Equity Funds	37.37%
International Equity Funds	7.30%
Other Assets in Excess of Liabilities, Net	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes

41

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	2,309,238 $	27,269	184,470	$ 2,044	55,338 $	615	2,438,370 $	28,550
Diversified International Fund	3,409,604	33,060	1,466,800	13,520	69,870	633	4,806,534	45,613
Equity Income Fund	3,795,060	60,390	1,041,239	16,828	77,859	1,192	4,758,440	75,640
Government and High Quality Bond
Fund	13,486,938	143,734	1,698,050	18,597	250,770	2,749	14,934,218	159,574
High Yield Fund	5,931,332	44,126	527,404	4,098	193,308	1,501	6,265,428	46,618
Income Fund	13,005,027	117,065	1,565,706	14,579	312,877	2,918	14,257,856	128,713
International Emerging Markets Fund	609,832	12,428	4,876	111	68,150	1,532	546,558	10,651
LargeCap Growth Fund	6,062,424	35,097	237,383	1,602	1,844,888	13,711	4,454,919	24,663
LargeCap Growth Fund II	5,929,496	44,672	83,145	598	1,757,056	13,552	4,255,585	29,299
LargeCap Value Fund III	2,230,473	20,469	1,795,634	17,585	37,945	349	3,988,162	37,640
MidCap Blend Fund	1,672,254	18,635	68,179	777	746,533	9,203	993,900	9,979
Money Market Fund	2,238,447	2,238	—	—	2,230,000	2,230	8,447	8
Preferred Securities Fund	3,695,304	31,335	237,155	2,173	145,829	1,344	3,786,630	32,118
Principal Capital Appreciation Fund	652,749	19,101	28,748	1,001	19,489	688	662,008	19,327
Real Estate Securities Fund	1,073,221	14,744	29,807	394	38,877	514	1,064,151	14,406
Short-Term Income Fund	2,938,610	34,083	443,338	5,275	16,500	197	3,365,448	39,161
SmallCap Growth Fund	1,445,730	7,480	35,904	233	44,487	297	1,437,147	7,359
SmallCap Value Fund	687,702	9,552	51,272	634	7,024	90	731,950	10,064

	$ 675,478			$ 100,049	$ 53,315		$ 719,383

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 360		$ (148)			$ —
Diversified International Fund		544			(334)			—
Equity Income Fund		998			(386)			—
Government and High Quality Bond Fund		3,603			(8)			—
High Yield Fund		2,126			(105)			—
Income Fund		4,088			(13)			—
International Emerging Markets Fund		111			(356)			—
LargeCap Growth Fund		7			1,675			—
LargeCap Growth Fund II		169			(2,419)			—
LargeCap Value Fund III		345			(65)			—
MidCap Blend Fund		148			(230)			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,261			(46)			—
Principal Capital Appreciation Fund		204			(87)			145
Real Estate Securities Fund		191			(218)			—
Short-Term Income Fund		623			—			—
SmallCap Growth Fund		—			(57)			—
SmallCap Value Fund		82			(32)			—
	$ 14,860		$ (2,829)			$ 145

See accompanying notes

42

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.16%
Disciplined LargeCap Blend Fund (a)	12,583,263 $	147,979
Diversified International Fund (a)	27,275,757	246,846
Equity Income Fund (a)	29,398,324	478,899
Government and High Quality Bond Fund (a)	12,206,401	134,026
High Yield Fund (a)	8,791,160	70,417
Income Fund (a)	11,095,034	104,404
International Emerging Markets Fund (a)	3,027,177	70,231
LargeCap Growth Fund (a)	21,098,867	158,875
LargeCap Growth Fund II (a)	20,088,817	155,889
LargeCap Value Fund III (a)	30,411,790	301,685
MidCap Blend Fund (a)	8,007,416	101,774
Money Market Fund (a)	191,086	191
Preferred Securities Fund (a)	4,881,539	46,521
Principal Capital Appreciation Fund (a)	4,054,091	153,447
Real Estate Securities Fund (a)	5,392,072	82,175
Short-Term Income Fund (a)	1,122,961	13,453
SmallCap Growth Fund (a),(b)	7,477,622	55,334
SmallCap Value Fund (a)	3,988,923	57,800
	$ 2,379,946
TOTAL INVESTMENT COMPANIES	$ 2,379,946
Total Investments	$ 2,379,946
Liabilities in Excess of Other Assets, Net -
(0.16)%	$ (3,757)
TOTAL NET ASSETS - 100.00%	$ 2,376,189

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 151,188
Unrealized Depreciation	(99,304)
Net Unrealized Appreciation (Depreciation)	$ 51,884
Cost for federal income tax purposes	$ 2,328,062
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	71.29%
Fixed Income Funds	15.53%
International Equity Funds	13.34%
Liabilities in Excess of Other Assets, Net	(0.16)%
TOTAL NET ASSETS	100.00%

See accompanying notes

43

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	13,183,201 $	163,926	227,498	$ 2,514	827,436 $	9,227	12,583,263 $	155,292
Diversified International Fund	23,525,484	255,896	5,145,817	47,743	1,395,544	12,519	27,275,757	285,179
Equity Income Fund	25,484,522	414,995	5,059,984	82,408	1,146,182	17,443	29,398,324	474,260
Government and High Quality Bond
Fund	12,035,406	126,487	420,379	4,600	249,384	2,735	12,206,401	128,364
High Yield Fund	9,214,183	66,759	404,109	3,125	827,132	6,395	8,791,160	63,497
Income Fund	11,001,491	96,926	507,577	4,722	414,034	3,851	11,095,034	97,804
International Emerging Markets Fund	3,344,549	84,865	31,570	716	348,942	7,774	3,027,177	75,604
LargeCap Growth Fund	39,663,028	239,185	69,131	453	18,633,292	137,910	21,098,867	119,157
LargeCap Growth Fund II	37,565,529	305,429	199,899	1,449	17,676,611	136,062	20,088,817	146,399
LargeCap Value Fund III	15,640,812	151,918	15,414,869	152,067	643,891	5,876	30,411,790	296,961
MidCap Blend Fund	11,622,318	115,378	95,768	1,087	3,710,670	45,238	8,007,416	71,340
Money Market Fund	12,276,629	12,277	—	—	12,085,543	12,086	191,086	191
Preferred Securities Fund	5,184,084	44,978	185,690	1,694	488,235	4,480	4,881,539	42,106
Principal Capital Appreciation Fund	4,281,894	129,734	74,224	2,594	302,027	10,651	4,054,091	121,869
Real Estate Securities Fund	5,728,988	90,021	87,034	1,168	423,950	5,787	5,392,072	83,738
Short-Term Income Fund	1,101,970	12,740	20,991	250	—	—	1,122,961	12,990
SmallCap Growth Fund	8,056,377	41,310	26,555	173	605,310	4,028	7,477,622	37,492
SmallCap Value Fund	4,034,684	66,309	55,483	693	101,244	1,352	3,988,923	65,238

	$ 2,419,133			$ 307,456	$ 423,414		$ 2,277,481

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,982		$ (1,921)			$ —
Diversified International Fund		3,613			(5,941)			—
Equity Income Fund		6,364			(5,700)			—
Government and High Quality Bond Fund		3,082			12			—
High Yield Fund		3,129			8			—
Income Fund		3,312			7			—
International Emerging Markets Fund		596			(2,203)			—
LargeCap Growth Fund		47			17,429			—
LargeCap Growth Fund II		1,055			(24,417)			—
LargeCap Value Fund III		2,320			(1,148)			—
MidCap Blend Fund		1,000			113			—
Money Market Fund		—			—			—
Preferred Securities Fund		1,676			(86)			—
Principal Capital Appreciation Fund		1,304			192			929
Real Estate Securities Fund		1,001			(1,664)			—
Short-Term Income Fund		217			—			—
SmallCap Growth Fund		—			37			—
SmallCap Value Fund		464			(412)			—
	$ 31,162		$ (25,694)			$ 929

See accompanying notes

44

Schedule of Investments SAM Flexible Income Portfolio April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 99.78%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
99.78%
Disciplined LargeCap Blend Fund (a)	1,741,241 $	20,477
Diversified International Fund (a)	3,576,041	32,363
Equity Income Fund (a)	3,502,064	57,049
Government and High Quality Bond Fund (a)	19,756,196	216,923
High Yield Fund (a)	8,511,771	68,179
Income Fund (a)	20,933,730	196,986
International Emerging Markets Fund (a)	359,428	8,339
LargeCap Growth Fund (a)	2,481,576	18,686
LargeCap Growth Fund II (a)	2,332,229	18,098
LargeCap Value Fund III (a)	4,660,846	46,235
MidCap Blend Fund (a)	1,046,152	13,296
Money Market Fund (a)	9,787	10
Preferred Securities Fund (a)	5,783,293	55,115
Principal Capital Appreciation Fund (a)	243,266	9,208
Real Estate Securities Fund (a)	749,125	11,417
Short-Term Income Fund (a)	6,220,752	74,525
SmallCap Growth Fund (a),(b)	908,882	6,726
SmallCap Value Fund (a)	462,719	6,705
	$ 860,337
TOTAL INVESTMENT COMPANIES	$ 860,337
Total Investments	$ 860,337
Other Assets in Excess of Liabilities, Net -
0.22%	$ 1,863
TOTAL NET ASSETS - 100.00%	$ 862,200

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 54,549
Unrealized Depreciation	(13,735)
Net Unrealized Appreciation (Depreciation)	$ 40,814
Cost for federal income tax purposes	$ 819,523
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	70.95%
Domestic Equity Funds	24.11%
International Equity Funds	4.72%
Other Assets in Excess of Liabilities, Net	0.22%
TOTAL NET ASSETS	100.00%

See accompanying notes

45

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	1,619,134 $	16,851	131,962 $	1,448	9,855 $	115	1,741,241 $	18,188
Diversified International Fund	2,560,649	32,440	1,091,487	9,975	76,095	694	3,576,041	41,209
Equity Income Fund	2,494,058	35,377	1,050,471	16,997	42,465	653	3,502,064	51,586
Government and High Quality Bond
Fund	17,984,158	190,693	1,979,320	21,670	207,282	2,269	19,756,196	210,093
High Yield Fund	8,318,436	59,094	513,671	3,981	320,336	2,476	8,511,771	60,532
Income Fund	19,395,458	173,238	1,965,499	18,286	427,227	3,975	20,933,730	187,527
International Emerging Markets Fund	382,305	9,755	7,131	157	30,008	682	359,428	8,858
LargeCap Growth Fund	4,705,941	24,843	81,119	550	2,305,484	17,072	2,481,576	12,071
LargeCap Growth Fund II	4,575,196	35,788	44,399	321	2,287,366	17,625	2,332,229	15,364
LargeCap Value Fund III	3,061,435	27,070	1,684,637	16,419	85,226	787	4,660,846	42,585
MidCap Blend Fund	1,726,350	16,861	13,181	150	693,379	8,409	1,046,152	9,063
Money Market Fund	759,787	760	—	—	750,000	750	9,787	10
Preferred Securities Fund	6,321,729	51,274	253,329	2,326	791,765	7,419	5,783,293	45,951
Principal Capital Appreciation Fund	252,309	6,162	3,803	133	12,846	457	243,266	5,884
Real Estate Securities Fund	777,367	10,272	9,931	136	38,173	507	749,125	9,775
Short-Term Income Fund	5,759,595	66,641	557,029	6,630	95,872	1,141	6,220,752	72,132
SmallCap Growth Fund	974,450	4,655	—	—	65,568	439	908,882	4,130
SmallCap Value Fund	445,866	6,563	33,302	425	16,449	209	462,719	6,702

	$ 768,337		$ 99,604		$ 65,679		$ 801,660

			Realized Gain/Loss				Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 257		$ 4			$ —
Diversified International Fund		404			(512)			—
Equity Income Fund		721			(135)			—
Government and High Quality Bond Fund		4,779			(1)			—
High Yield Fund		2,934			(67)			—
Income Fund		6,048			(22)			—
International Emerging Markets Fund		70			(372)			—
LargeCap Growth Fund		6			3,750			—
LargeCap Growth Fund II		130			(3,120)			—
LargeCap Value Fund III		460			(117)			—
MidCap Blend Fund		150			461			—
Money Market Fund		—			—			—
Preferred Securities Fund		2,036			(230)			—
Principal Capital Appreciation Fund		78			46			55
Real Estate Securities Fund		136			(126)			—
Short-Term Income Fund		1,171			2			—
SmallCap Growth Fund		—			(86)			—
SmallCap Value Fund		52			(77)			—
	$ 19,432		$ (602)			$ 55

See accompanying notes

46

Schedule of Investments SAM Strategic Growth Portfolio April 30, 2010 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held Value (000's)
Principal Funds, Inc. Institutional Class -
100.21%
Disciplined LargeCap Blend Fund (a)	11,320,762 $	133,132
Diversified International Fund (a)	20,677,242	187,129
Equity Income Fund (a)	19,443,212	316,730
High Yield Fund (a)	8,325,933	66,691
International Emerging Markets Fund (a)	2,191,874	50,851
LargeCap Growth Fund (a)	14,847,012	111,798
LargeCap Growth Fund II (a)	14,145,981	109,773
LargeCap Value Fund III (a)	21,607,004	214,341
MidCap Blend Fund (a)	5,709,126	72,563
Money Market Fund (a)	23,392	23
Principal Capital Appreciation Fund (a)	2,891,990	109,462
Real Estate Securities Fund (a)	3,942,518	60,084
Short-Term Income Fund (a)	6,390	77
SmallCap Growth Fund (a),(b)	5,972,029	44,193
SmallCap Value Fund (a)	3,003,209	43,517
	$ 1,520,364
TOTAL INVESTMENT COMPANIES	$ 1,520,364
Total Investments	$ 1,520,364
Liabilities in Excess of Other Assets, Net -
(0.21)%	$ (3,205)
TOTAL NET ASSETS - 100.00%	$ 1,517,159

(a)	Affiliated Security
(b)	Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 83,589
Unrealized Depreciation	(92,704)
Net Unrealized Appreciation (Depreciation)	$ (9,115)
Cost for federal income tax purposes	$ 1,529,479
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	80.13%
International Equity Funds	15.68%
Fixed Income Funds	4.40%
Liabilities in Excess of Other Assets, Net	(0.21)%
TOTAL NET ASSETS	100.00%

See accompanying notes

47

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases		Sales		April 30, 2010
		Cost		Cost		Proceeds		Cost
	Shares	(000's)	Shares	(000's)	Shares	(000's)	Shares	(000's)
Disciplined LargeCap Blend Fund	11,875,520 $	157,721	231,362	$ 2,560	786,120 $	8,782	11,320,762 $	148,861
Diversified International Fund	16,822,219	185,346	4,822,191	44,678	967,168	8,695	20,677,242	217,106
Equity Income Fund	17,070,813	286,494	3,223,225	52,427	850,826	12,993	19,443,212	321,657
High Yield Fund	8,909,061	66,767	436,917	3,378	1,020,045	7,981	8,325,933	61,903
International Emerging Markets Fund	2,554,633	59,663	19,741	448	382,500	8,497	2,191,874	50,072
LargeCap Growth Fund	26,782,985	164,845	111,122	743	12,047,095	89,080	14,847,012	86,553
LargeCap Growth Fund II	25,474,007	208,461	175,837	1,276	11,503,863	88,479	14,145,981	105,876
LargeCap Value Fund III	12,710,109	118,699	9,284,608	91,505	387,713	3,546	21,607,004	205,974
MidCap Blend Fund	8,205,250	79,932	90,140	1,031	2,586,264	31,482	5,709,126	51,470
Money Market Fund	4,559,288	4,559	—	—	4,535,896	4,536	23,392	23
Principal Capital Appreciation Fund	3,051,201	93,598	61,567	2,151	220,778	7,805	2,891,990	88,101
Real Estate Securities Fund	4,188,469	67,616	70,331	942	316,282	4,315	3,942,518	62,369
Short-Term Income Fund	399,276	4,610	6,615	78	399,501	4,763	6,390	71
SmallCap Growth Fund	6,319,407	35,018	30,651	192	378,029	2,510	5,972,029	32,525
SmallCap Value Fund	3,031,283	50,379	50,145	624	78,219	1,027	3,003,209	49,641

	$ 1,583,708			$ 202,033	$ 284,491		$ 1,482,202

				Realized Gain/Loss			Realized Gain/Loss from
	Dividends			on Investments			Other Investment Companies
	(000's)			(000's)			(000's)
Disciplined LargeCap Blend Fund	$ 1,792		$ (2,638)			$ —
Diversified International Fund		2,587			(4,223)			—
Equity Income Fund		4,265			(4,271)			—
High Yield Fund		3,060			(261)			—
International Emerging Markets Fund		448			(1,542)			—
LargeCap Growth Fund		32			10,045			—
LargeCap Growth Fund II		717			(15,382)			—
LargeCap Value Fund III		1,914			(684)			—
MidCap Blend Fund		707			1,989			—
Money Market Fund		—			—			—
Principal Capital Appreciation Fund		934			157			665
Real Estate Securities Fund		731			(1,874)			—
Short-Term Income Fund		68			146			—
SmallCap Growth Fund		—			(175)			—
SmallCap Value Fund		349			(335)			—
	$ 17,604		$ (19,048)			$ 665

See accompanying notes

48

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .90	$ 9.24	$ 14.23	$ 13 .28	$ 12 .11	$ 12.04
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .20	0.25	0.43	0.37	0 .32	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0 .91	1.02	(4 .75)	1.00	1 .08	0.02
Total From Investment Operations	1 .11	1.27	(4 .32)	1.37	1 .40	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .31)	(0 .44)	(0 .35)	(0 .15)	–
Distributions from Realized Gains	–	(0 .30)	(0 .23)	(0 .07)	(0 .08)	–
Total Dividends and Distributions	(0 .29)	(0 .61)	(0 .67)	(0 .42)	(0 .23)	–
Net Asset Value, End of Period	$ 10.72	$ 9.90	$ 9.24	$ 14 .23	$ 13 .28	$ 12.11
Total Return(d)	11.37%(e)	15 .03%	(31 .75)%	10.62%	11 .78%	0 .58%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,145	$ 32,081	$ 27,444	$ 33,273	$ 17,464	$ 3,070
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .47%	0 .50%	0.50%	0 .62%	1 .30%(h)
Ratio of Net Investment Income to Average Net Assets	3 .94%(h)	2 .89%	3 .58%	2.69%	2 .53%	1 .27%(h)
Portfolio Turnover Rate	49 .8%(h)	28 .4%	12 .7%	14.7%	16 .6%	10 .2%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.

See accompanying notes.

49

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10 .09	$ 9.35	$ 15.16	$ 13 .75	$ 12 .28	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .19	0.23	0.37	0.31	0 .25	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	1.12	(5 .49)	1.54	1 .48	0.12
Total From Investment Operations	1 .26	1.35	(5 .12)	1.85	1 .73	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .25)	(0 .40)	(0 .35)	(0 .16)	–
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–
Total Dividends and Distributions	(0 .26)	(0 .61)	(0 .69)	(0 .44)	(0 .26)	–
Net Asset Value, End of Period	$ 11.09	$ 10.09	$ 9.35	$ 15 .16	$ 13 .75	$ 12.28
Total Return(d)	12.60%(e)	15 .75%	(35 .25)%	13.75%	14 .34%	1 .24%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 79,668	$ 67,298	$ 49,723	$ 52,923	$ 23,723	$ 3,655
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .46%	0 .50%	0.50%	0 .61%	1 .40%(h)
Ratio of Net Investment Income to Average Net Assets	3 .67%(h)	2 .57%	2 .93%	2.17%	1 .91%	0 .75%(h)
Portfolio Turnover Rate	44 .8%(h)	15 .7%	7.1%	15.1%	7.4%	5.5%(h)

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10 .08	$ 9.33	$ 15.12	$ 13 .72	$ 12.24	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .16	0.17	0.32	0.21	0 .14	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	1.10	(5 .52)	1.52	1 .50	0.11
Total From Investment Operations	1 .23	1.27	(5 .20)	1.73	1 .64	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .16)	(0 .30)	(0 .24)	(0 .06)	–
Distributions from Realized Gains	–	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–
Total Dividends and Distributions	(0 .19)	(0 .52)	(0 .59)	(0 .33)	(0 .16)	–
Net Asset Value, End of Period	$ 11.12	$ 10.08	$ 9.33	$ 15 .12	$ 13.72	$ 12.24
Total Return(d)	12.28%(e)	14 .74%	(35 .71)%	12.80%	13 .57%	0 .91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,044	$ 8,049	$ 7,264	$ 11,033	$ 5,682	$ 979
Ratio of Expenses to Average Net Assets(f),(g)	1 .16%(h)	1 .22%	1 .25%	1.25%	1 .40%	2 .15%(h)
Ratio of Net Investment Income to Average Net Assets	2 .95%(h)	1 .97%	2 .55%	1.50%	1 .11%	(0 .04)%(h)
Portfolio Turnover Rate	44 .8%(h)	15 .7%	7.1%	15.1%	7.4%	5.5%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.

See accompanying notes.

50

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .80	$ 9.08	$ 15.30	$ 13 .64	$ 12 .07	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .18	0.19	0.36	0.26	0 .18	0.01
Net Realized and Unrealized Gain (Loss) on Investments	1 .14	1.09	(5 .87)	1.81	1 .66	0.18
Total From Investment Operations	1 .32	1.28	(5 .51)	2.07	1 .84	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .20)	(0 .39)	(0 .31)	(0 .15)	–
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–
Total Dividends and Distributions	(0 .22)	(0 .56)	(0 .71)	(0 .41)	(0 .27)	–
Net Asset Value, End of Period	$ 10.90	$ 9.80	$ 9.08	$ 15 .30	$ 13 .64	$ 12.07
Total Return(d)	13.62%(e)	15 .44%	(37 .66)%	15.55%	15 .46%	1 .60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 57,977	$ 49,349	$ 33,002	$ 39,873	$ 17,509	$ 2,564
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .46%	0 .50%	0.50%	0 .64%	1 .40%(h)
Ratio of Net Investment Income to Average Net Assets	3 .51%(h)	2 .18%	2 .85%	1.81%	1 .39%	0 .14%(h)
Portfolio Turnover Rate	47 .1%(h)	9.5%	6.6%	15.5%	9.4%	4.8%(h)

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .83	$ 9.08	$ 15.28	$ 13 .60	$ 12 .04	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0.14	0.30	0.15	0 .09	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1.08	(5 .90)	1.84	1 .65	0.19
Total From Investment Operations	1 .28	1.22	(5 .60)	1.99	1 .74	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .11)	(0 .28)	(0 .21)	(0 .06)	–
Distributions from Realized Gains	–	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–
Total Dividends and Distributions	(0 .15)	(0 .47)	(0 .60)	(0 .31)	(0 .18)	–
Net Asset Value, End of Period	$ 10.96	$ 9.83	$ 9.08	$ 15 .28	$ 13 .60	$ 12.04
Total Return(d)	13.15%(e)	14 .57%	(38 .04)%	14.86%	14 .55%	1 .35%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,097	$ 7,373	$ 6,193	$ 9,058	$ 4,175	$ 789
Ratio of Expenses to Average Net Assets(f),(g)	1 .16%(h)	1 .22%	1 .25%	1.25%	1 .40%	2 .15%(h)
Ratio of Net Investment Income to Average Net Assets	2 .79%(h)	1 .58%	2 .36%	1.08%	0 .72%	(0 .68)%(h)
Portfolio Turnover Rate	47 .1%(h)	9.5%	6.6%	15.5%	9.4%	4.8%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.

See accompanying notes.

51

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .71	$ 8.99	$ 15.57	$ 13 .68	$ 12.18	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0.16	0.34	0.22	0 .14	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	1.07	(6 .22)	2.07	1 .76	0.24
Total From Investment Operations	1 .34	1.23	(5 .88)	2.29	1 .90	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .17)	(0 .39)	(0 .30)	(0 .29)	–
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–
Total Dividends and Distributions	(0 .19)	(0 .51)	(0 .70)	(0 .40)	(0 .40)	–
Net Asset Value, End of Period	$ 10.86	$ 9.71	$ 8.99	$ 15 .57	$ 13.68	$ 12.18
Total Return(d)	13.94%(e)	14 .98%	(39 .41)%	17.09%	15 .93%	1 .84%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 35,957	$ 30,106	$ 19,918	$ 24,434	$ 9,356	$ 1,433
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .46%	0 .50%	0.50%	0 .64%	1 .40%(h)
Ratio of Net Investment Income to Average Net Assets	3 .26%(h)	1 .85%	2 .68%	1.49%	1 .08%	(0 .38)%(h)
Portfolio Turnover Rate	45 .7%(h)	5.8%	6.0%	16.5%	13 .1%	7.1%(h)

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .64	$ 8.91	$ 15.42	$ 13 .55	$ 12 .16	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .13	0.11	0.25	0.12	0 .05	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .16	1.05	(6 .17)	2.04	1 .74	0.25
Total From Investment Operations	1 .29	1.16	(5 .92)	2.16	1 .79	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .09)	(0 .28)	(0 .19)	(0 .29)	–
Distributions from Realized Gains	–	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–
Total Dividends and Distributions	(0 .12)	(0 .43)	(0 .59)	(0 .29)	(0 .40)	–
Net Asset Value, End of Period	$ 10.81	$ 9.64	$ 8.91	$ 15 .42	$ 13 .55	$ 12.16
Total Return(d)	13.50%(e)	14 .11%	(39 .79)%	16.22%	15 .03%	1 .67%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,976	$ 5,463	$ 4,794	$ 6,161	$ 3,090	$ 621
Ratio of Expenses to Average Net Assets(f),(g)	1 .16%(h)	1 .22%	1 .25%	1.25%	1 .40%	2 .15%(h)
Ratio of Net Investment Income to Average Net Assets	2 .59%(h)	1 .29%	1 .99%	0.86%	0 .38%	(1 .17)%(h)
Portfolio Turnover Rate	45 .7%(h)	5.8%	6.0%	16.5%	13 .1%	7.1%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.

See accompanying notes.

52

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .38	$ 8.72	$ 15.36	$ 13 .41	$ 11.74	$ 11.48
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0.13	0.33	0.19	0 .09	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	1.04	(6 .24)	2.13	1 .80	0.30
Total From Investment Operations	1 .34	1.17	(5 .91)	2.32	1 .89	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .15)	(0 .37)	(0 .26)	(0 .11)	–
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	(0 .11)	–
Total Dividends and Distributions	(0 .16)	(0 .51)	(0 .73)	(0 .37)	(0 .22)	–
Net Asset Value, End of Period	$ 10.56	$ 9.38	$ 8.72	$ 15 .36	$ 13.41	$ 11.74
Total Return(d)	14.41%(e)	14 .66%	(40 .22)%	17.71%	16 .30%	2 .26%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,414	$ 18,611	$ 11,391	$ 14,930	$ 5,685	$ 553
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .46%	0 .50%	0.50%	0 .64%	1 .50%(h)
Ratio of Net Investment Income to Average Net Assets	3 .03%(h)	1 .63%	2 .70%	1.32%	0 .67%	(0 .93)%(h)
Portfolio Turnover Rate	43 .6%(h)	15 .2%	6.8%	21.2%	15 .9%	7.5%(h)

	2010(a)	2009	2008	2007	2006(i)
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .30	$ 8.63	$ 15.21	$ 13.30	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .12	0.09	0.25	0.02	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1.01	(6 .20)	2.18	0 .71
Total From Investment Operations	1 .30	1.10	(5 .95)	2.20	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .07)	(0 .27)	(0 .18)	–
Distributions from Realized Gains	–	(0 .36)	(0 .36)	(0 .11)	–
Total Dividends and Distributions	(0 .10)	(0 .43)	(0 .63)	(0 .29)	–
Net Asset Value, End of Period	$ 10.50	$ 9.30	$ 8.63	$ 15.21	$ 13.30
Total Return(d)	14.01%(e)	13 .78%	(40 .67)%	16.80%	5 .22%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,973	$ 1,762	$ 1,496	$ 2,106	$ 451
Ratio of Expenses to Average Net Assets(f),(g)	1 .16%(h)	1 .22%	1 .25%	1.25%	1 .25%(h)
Ratio of Net Investment Income to Average Net Assets	2 .33%(h)	1 .14%	2 .05%	0.15%	(0 .63)%(h)
Portfolio Turnover Rate	43 .6%(h)	15 .2%	6.8%	21.2%	15 .9%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.
(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

See accompanying notes.

53

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .95	$ 9.43	$ 12.95	$ 12 .74	$ 11 .98	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .23	0.26	0.52	0.51	0 .40	0.08
Net Realized and Unrealized Gain (Loss) on Investments	0 .55	0.85	(3 .36)	0.15	0 .68	(0 .06)
Total From Investment Operations	0 .78	1.11	(2 .84)	0.66	1 .08	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .46)	(0 .51)	(0 .39)	(0 .20)	–
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	(0 .12)	–
Total Dividends and Distributions	(0 .34)	(0 .59)	(0 .68)	(0 .45)	(0 .32)	–
Net Asset Value, End of Period	$ 10.39	$ 9.95	$ 9.43	$ 12 .95	$ 12 .74	$ 11.98
Total Return(d)	8 .06%(e)	12 .76%	(23 .06)%	5.30%	9 .16%	0 .17%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,807	$ 21,341	$ 17,473	$ 15,668	$ 6,635	$ 1,832
Ratio of Expenses to Average Net Assets(f),(g)	0 .41%(h)	0 .47%	0 .50%	0.50%	0 .65%	1 .30%(h)
Ratio of Net Investment Income to Average Net Assets	4 .63%(h)	2 .85%	4 .57%	3.98%	3 .24%	1 .90%(h)
Portfolio Turnover Rate	67 .4%(h)	35 .9%	30 .7%	25.3%	48 .9%	43 .8%(h)

	2010(a)	2009	2008	2007	2006(i)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .86	$ 9.32	$ 12.82	$ 12 .63	$ 12.12
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .20	0.20	0.45	0.40	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	0 .54	0.85	(3 .36)	0.16	0 .28
Total From Investment Operations	0 .74	1.05	(2 .91)	0.56	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .38)	(0 .42)	(0 .31)	–
Distributions from Realized Gains	–	(0 .13)	(0 .17)	(0 .06)	–
Total Dividends and Distributions	(0 .29)	(0 .51)	(0 .59)	(0 .37)	–
Net Asset Value, End of Period	$ 10.31	$ 9.86	$ 9.32	$ 12 .82	$ 12.63
Total Return(d)	7 .60%(e)	12 .08%	(23 .73)%	4.51%	4 .21%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 820	$ 730	$ 816	$ 758	$ 114
Ratio of Expenses to Average Net Assets(f),(g)	1 .16%(h)	1 .22%	1 .25%	1.25%	1 .25%(h)
Ratio of Net Investment Income to Average Net Assets	3 .98%(h)	2 .23%	3 .95%	3.18%	3 .00%(h)
Portfolio Turnover Rate	67 .4%(h)	35 .9%	30 .7%	25.3%	48 .9%(h)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Computed on an annualized basis.
(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

See accompanying notes.

54

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 11.00	$ 10.84	$ 16.18	$ 14.51	$ 13.32	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)	0 .16(b)	0.30(b)	0.47(b)	0.37(b)	0 .28	0.23
Net Realized and Unrealized Gain (Loss) on
Investments	1 .13	1.06	(4 .53)	1.70	1 .20	0.68
Total From Investment Operations	1 .29	1.36	(4 .06)	2.07	1 .48	0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .29)	(0 .51)	(0.32)	(0 .29)	(0 .23)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	(0.08)	–	–
Total Dividends and Distributions	(0 .17)	(1 .20)	(1 .28)	(0.40)	(0 .29)	(0 .23)
Net Asset Value, End of Period	$ 12.12	$ 11.00	$ 10.84	$ 16.18	$ 14.51	$ 13.32
Total Return(c)	11 .80%(d)	14 .51%	(27 .01)%	14.48%	11 .26%	7 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,656,067	$ 1,550,550	$ 1,685,305	$ 2,594,033	$ 2,389,102	$ 2,125,167
Ratio of Expenses to Average Net Assets(e)	0 .72%(f)	0 .74%	0 .67%	0.64%	0 .66%	0 .94%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	0.64%	0 .66%	0 .94%
Ratio of Net Investment Income to Average Net Assets.	2 .75%(f)	3 .01%	3 .39%	2.42%	2 .01%	1 .69%
Portfolio Turnover Rate	21 .7%(f)	5.1%	34 .8%	14.6%	10 .0%	0.0%

	2010(a)	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 10.97	$ 10.81	$ 16.14	$ 14.47	$ 13.28	$ 12.61
Income from Investment Operations:
Net Investment Income (Loss)	0 .11(b)	0.22(b)	0.37(b)	0.26(b)	0 .17	0.12
Net Realized and Unrealized Gain (Loss) on Investments	1 .13	1.06	(4 .53)	1.69	1 .21	0.67
Total From Investment Operations	1 .24	1.28	(4 .16)	1.95	1 .38	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .21)	(0 .40)	(0.20)	(0 .19)	(0 .12)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	(0.08)	–	–
Total Dividends and Distributions	(0 .12)	(1 .12)	(1 .17)	(0.28)	(0 .19)	(0 .12)
Net Asset Value, End of Period	$ 12.09	$ 10.97	$ 10.81	$ 16.14	$ 14.47	$ 13.28
Total Return(c)	11 .36%(d)	13 .65%	(27 .57)%	13.64%	10 .44%	6 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 519,363	$ 572,722	$ 748,701	$ 1,377,682	$ 1,414,695	$ 1,419,870
Ratio of Expenses to Average Net Assets(e)	1 .52%(f)	1 .53%	1 .43%	1.40%	1 .43%	1 .72%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.40%	1 .43%	1 .72%
Ratio of Net Investment Income to Average Net Assets	1 .96%(f)	2 .28%	2 .71%	1.69%	1 .24%	0 .91%
Portfolio Turnover Rate	21 .7%(f)	5.1%	34 .8%	14.6%	10 .0%	0.0%

	2010(a)	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 10.89	$ 10.75	$ 16.05	$ 14.40	$ 13.22	$ 12.55
Income from Investment Operations:
Net Investment Income (Loss)	0 .12(b)	0.22(b)	0.36(b)	0 .25(b)	0 .17	0.13
Net Realized and Unrealized Gain (Loss) on Investments	1 .12	1.05	(4 .49)	1.69	1 .20	0.67
Total From Investment Operations	1 .24	1.27	(4 .13)	1.94	1 .37	0.80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .22)	(0 .40)	(0.21)	(0 .19)	(0 .13)
Distributions from Realized Gains	–	(0 .91)	(0 .77)	(0.08)	–	–
Total Dividends and Distributions	(0 .13)	(1 .13)	(1 .17)	(0.29)	(0 .19)	(0 .13)
Net Asset Value, End of Period	$ 12.00	$ 10.89	$ 10.75	$ 16.05	$ 14.40	$ 13.22
Total Return(c)	11 .42%(d)	13 .62%	(27 .52)%	13.59%	10 .47%	6 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 604,592	$ 575,405	$ 639,449	$ 966,785	$ 883,759	$ 734,801
Ratio of Expenses to Average Net Assets(e)	1 .45%(f)	1 .48%	1 .41%	1.40%	1 .41%	1 .70%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.40%	1 .41%	1 .70%
Ratio of Net Investment Income to Average Net Assets	2 .01%(f)	2 .28%	2 .65%	1.65%	1 .26%	0 .93%
Portfolio Turnover Rate	21 .7%(f)	5.1%	34 .8%	14.6%	10 .0%	0.0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

55

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 9.47	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .17(b)	0.32(b)	0.41(b)	0 .36(b)	0 .31	0.26(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	0.99	(2 .65)	0.86	0 .65	0.23
Total From Investment Operations	0 .89	1.31	(2 .24)	1.22	0 .96	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .31)	(0 .44)	(0.33)	(0 .31)	(0 .26)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	(0.08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .17)	(0 .68)	(0 .85)	(0.41)	(0 .33)	(0 .27)
Net Asset Value, End of Period	$ 10.19	$ 9.47	$ 8.84	$ 11.93	$ 11.12	$ 10.49
Total Return(c)	9 .47%(d)	16 .04%	(20 .00)%	11.17%	9 .31%	4 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 299,016	$ 274,740	$ 247,297	$ 317,494	$ 309,946	$ 291,796
Ratio of Expenses to Average Net Assets(e)	0 .71%(f)	0 .74%	0 .68%	0.66%	0 .68%	1 .00%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	0.66%	0 .68%	1 .00%
Ratio of Net Investment Income to Average Net Assets	3 .45%(f)	3 .71%	3 .83%	3.18%	2 .89%	2 .47%
Portfolio Turnover Rate	14 .9%(f)	9.2%	27 .7%	12.7%	13 .0%	2.0%

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 9 .45	$ 8.82	$ 11.91	$ 11.10	$ 10.47	$ 10.25
Income from Investment Operations:
Net Investment Income (Loss)	0 .13(b)	0.25(b)	0.33(b)	0 .28(b)	0 .23	0.18(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	0.99	(2 .65)	0.85	0 .65	0.23
Total From Investment Operations	0 .85	1.24	(2 .32)	1.13	0 .88	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .24)	(0 .36)	(0.24)	(0 .23)	(0 .18)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	(0.08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .13)	(0 .61)	(0 .77)	(0.32)	(0 .25)	(0 .19)
Net Asset Value, End of Period	$ 10.17	$ 9.45	$ 8.82	$ 11.91	$ 11.10	$ 10.47
Total Return(c)	9 .02%(d)	15 .15%	(20 .65)%	10.33%	8 .50%	4 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 87,704	$ 93,923	$ 107,873	$ 159,229	$ 166,857	$ 169,869
Ratio of Expenses to Average Net Assets(e)	1 .52%(f)	1 .54%	1 .44%	1.43%	1 .45%	1 .78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.43%	1 .45%	1 .78%
Ratio of Net Investment Income to Average Net Assets	2 .64%(f)	2 .96%	3 .12%	2.42%	2 .12%	1 .69%
Portfolio Turnover Rate	14 .9%(f)	9.2%	27 .7%	12.7%	13 .0%	2.0%

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 9.40	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)	0 .13(b)	0.26(b)	0.32(b)	0 .27(b)	0 .23	0.18(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	0.98	(2 .63)	0.85	0 .65	0.22
Total From Investment Operations	0 .84	1.24	(2 .31)	1.12	0 .88	0.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .25)	(0 .36)	(0.24)	(0 .23)	(0 .18)
Distributions from Realized Gains	–	(0 .37)	(0 .41)	(0.08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .13)	(0 .62)	(0 .77)	(0.32)	(0 .25)	(0 .19)
Net Asset Value, End of Period	$ 10.11	$ 9.40	$ 8.78	$ 11.86	$ 11.06	$ 10.43
Total Return(c)	9 .03%(d)	15 .21%	(20 .62)%	10.31%	8 .57%	4 .00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 172,543	$ 160,228	$ 149,913	$ 181,365	$ 170,789	$ 152,208
Ratio of Expenses to Average Net Assets(e)	1 .45%(f)	1 .48%	1 .42%	1.41%	1 .43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.41%	1 .43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	2 .71%(f)	3 .00%	3 .07%	2.42%	2 .14%	1 .71%
Portfolio Turnover Rate	14 .9%(f)	9.2%	27 .7%	12.7%	13 .0%	2.0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

56

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 11.38	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0.22	0.45	0.29	0 .18	0.13
Net Realized and Unrealized Gain (Loss) on
Investments	1 .44	0.95	(6 .36)	2.52	1 .73	1.11
Total From Investment Operations	1 .56	1.17	(5 .91)	2.81	1 .91	1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .22)	(0 .47)	(0.21)	(0 .14)	(0 .13)
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(0 .19)	(1 .37)	(1 .55)	(0.21)	(0 .14)	(0 .13)
Net Asset Value, End of Period	$ 12.75	$ 11.38	$ 11.58	$ 19.04	$ 16.44	$ 14.67
Total Return(c)	13 .82%(d)	12 .30%	(33 .63)%	17.26%	13 .07%	9 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,202,079	$ 1,103,246	$ 1,204,478	$ 2,002,371	$ 1,822,661	$ 1,561,310
Ratio of Expenses to Average Net Assets(e)	0 .73%(f)	0 .77%	0 .68%	0.65%	0 .67%	0 .97%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	0.65%	0 .67%	0 .97%
Ratio of Net Investment Income to Average Net Assets.	1 .97%(f)	2 .15%	2 .90%	1.68%	1 .16%	0 .89%
Portfolio Turnover Rate	26 .8%(f)	4.2%	32 .4%	16.2%	11 .0%	1.0%

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 10.92	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0.14	0.34	0.16	0 .06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1 .38	0.90	(6 .15)	2.42	1 .67	1.09
Total From Investment Operations	1 .45	1.04	(5 .81)	2.58	1 .73	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .10)	(0 .34)	(0.08)	(0 .12)	(0 .03)
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(0 .09)	(1 .25)	(1 .42)	(0.08)	(0 .12)	(0 .03)
Net Asset Value, End of Period	$ 12.28	$ 10.92	$ 11.13	$ 18.36	$ 15.86	$ 14.25
Total Return(c)	13 .36%(d)	11 .41%	(34 .12)%	16.35%	12 .19%	8 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 378,085	$ 414,345	$ 545,926	$ 1,089,177	$ 1,093,660	$ 1,059,655
Ratio of Expenses to Average Net Assets(e)	1 .54%(f)	1 .55%	1 .44%	1.41%	1 .44%	1 .75%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.41%	1 .44%	1 .75%
Ratio of Net Investment Income to Average Net Assets	1 .19%(f)	1 .43%	2 .26%	0.96%	0 .39%	0 .11%
Portfolio Turnover Rate	26 .8%(f)	4.2%	32 .4%	16.2%	11 .0%	1.0%

	2010(a)	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 10.80	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0.14	0.32	0.15	0 .06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1 .37	0.90	(6 .08)	2.42	1 .66	1.08
Total From Investment Operations	1 .44	1.04	(5 .76)	2.57	1 .72	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .12)	(0 .35)	(0.10)	(0 .12)	(0 .06)
Distributions from Realized Gains	–	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(0 .11)	(1 .27)	(1 .43)	(0.10)	(0 .12)	(0 .06)
Net Asset Value, End of Period	$ 12.13	$ 10.80	$ 11.03	$ 18.22	$ 15.75	$ 14.15
Total Return(c)	13 .39%(d)	11 .48%	(34 .16)%	16.38%	12 .21%	8 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 523,316	$ 509,044	$ 590,888	$ 1,000,468	$ 906,470	$ 727,829
Ratio of Expenses to Average Net Assets(e)	1 .49%(f)	1 .52%	1 .43%	1.41%	1 .43%	1 .73%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.41%	1 .43%	1 .73%
Ratio of Net Investment Income to Average Net Assets	1 .23%(f)	1 .42%	2 .16%	0.92%	0 .40%	0 .13%
Portfolio Turnover Rate	26 .8%(f)	4.2%	32 .4%	16.2%	11 .0%	1.0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

57

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 10.44	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(b)	0.41(b)	0.45(b)	0 .44(b)	0 .41	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1.18	(2 .13)	0.41	0 .39	(0 .03)
Total From Investment Operations	0 .82	1.59	(1 .68)	0.85	0 .80	0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .41)	(0 .47)	(0.43)	(0 .42)	(0 .35)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	(0.04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .26)	(0 .65)	(0 .74)	(0.47)	(0 .45)	(0 .39)
Net Asset Value, End of Period	$ 11.00	$ 10.44	$ 9.50	$ 11.92	$ 11.54	$ 11.19
Total Return(c)	7 .88%(d)	17 .66%	(14 .96)%	7.54%	7 .28%	2 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 420,620	$ 390,778	$ 349,745	$ 393,734	$ 401,786	$ 443,361
Ratio of Expenses to Average Net Assets(e)	0 .72%(f)	0 .74%	0 .67%	0.65%	0 .67%	1 .00%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	0.65%	0 .67%	1 .00%
Ratio of Net Investment Income to Average Net Assets	4 .04%(f)	4 .34%	4 .09%	3.75%	3 .60%	3 .10%
Portfolio Turnover Rate	16 .0%(f)	11 .4%	35 .1%	9.7%	8.0%	3.0%

	2010(a)	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 10.43	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24
Income from Investment Operations:
Net Investment Income (Loss)	0 .17(b)	0.34(b)	0.38(b)	0 .35(b)	0 .33	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0 .60	1.18	(2 .16)	0.41	0 .39	(0 .03)
Total From Investment Operations	0 .77	1.52	(1 .78)	0.76	0 .72	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .33)	(0 .38)	(0.34)	(0 .33)	(0 .26)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	(0.04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .20)	(0 .57)	(0 .65)	(0.38)	(0 .36)	(0 .30)
Net Asset Value, End of Period	$ 11.00	$ 10.43	$ 9.48	$ 11.91	$ 11.53	$ 11.17
Total Return(c)	7 .44%(d)	16 .85%	(15 .71)%	6.72%	6 .54%	1 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 125,874	$ 143,196	$ 175,763	$ 258,168	$ 317,142	$ 384,036
Ratio of Expenses to Average Net Assets(e)	1 .52%(f)	1 .52%	1 .44%	1.42%	1 .44%	1 .77%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.42%	1 .44%	1 .77%
Ratio of Net Investment Income to Average Net Assets	3 .24%(f)	3 .61%	3 .39%	3.00%	2 .83%	2 .33%
Portfolio Turnover Rate	16 .0%(f)	11 .4%	35 .1%	9.7%	8.0%	3.0%

	2010(a)	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 10.36	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19
Income from Investment Operations:
Net Investment Income (Loss)	0 .18(b)	0.34(b)	0.37(b)	0 .35(b)	0 .32	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	1.17	(2 .14)	0.41	0 .39	(0 .03)
Total From Investment Operations	0 .77	1.51	(1 .77)	0.76	0 .71	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .34)	(0 .38)	(0.34)	(0 .33)	(0 .26)
Distributions from Realized Gains	–	(0 .24)	(0 .27)	(0.04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .21)	(0 .58)	(0 .65)	(0.38)	(0 .36)	(0 .30)
Net Asset Value, End of Period	$ 10.92	$ 10.36	$ 9.43	$ 11.85	$ 11.47	$ 11.12
Total Return(c)	7 .48%(d)	16 .87%	(15 .69)%	6.76%	6 .52%	2 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 177,693	$ 171,350	$ 139,041	$ 143,587	$ 148,386	$ 162,140
Ratio of Expenses to Average Net Assets(e)	1 .45%(f)	1 .47%	1 .42%	1.42%	1 .43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.42%	1 .43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	3 .30%(f)	3 .59%	3 .35%	2.99%	2 .84%	2 .34%
Portfolio Turnover Rate	16 .0%(f)	11 .4%	35 .1%	9.7%	8.0%	3.0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

58

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 12.14	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.18	0.44	0.25	0 .13	0.06
Net Realized and Unrealized Gain (Loss) on Investments	1 .73	0.93	(7 .84)	3.12	2 .10	1.48
Total From Investment Operations	1 .84	1.11	(7 .40)	3.37	2 .23	1.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .07)	(0 .47)	(0.22)	(0 .09)	(0 .04)
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(0 .15)	(1 .23)	(1 .62)	(0.22)	(0 .09)	(0 .04)
Net Asset Value, End of Period	$ 13.83	$ 12.14	$ 12.26	$ 21.28	$ 18.13	$ 15.99
Total Return(c)	15 .23%(d)	10 .98%	(37 .46)%	18.75%	13 .99%	10 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 773,363	$ 705,912	$ 729,591	$ 1,232,964	$ 1,074,546	$ 885,165
Ratio of Expenses to Average Net Assets(e)	0 .78%(f)	0 .82%	0 .72%	0.68%	0 .71%	1 .02%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	0.68%	0 .71%	1 .02%
Ratio of Net Investment Income to Average Net Assets	1 .62%(f)	1 .71%	2 .58%	1.30%	0 .74%	0 .38%
Portfolio Turnover Rate	27 .6%(f)	3.7%	32 .5%	15.7%	12 .0%	1.0%

	2010(a)	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 11.35	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0.10	0.33	0.12	(0 .01)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .62	0.86	(7 .45)	2.94	2 .01	1.41
Total From Investment Operations	1 .67	0.96	(7 .12)	3.06	2 .00	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	(0 .33)	(0.09)	(0 .07)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(0 .05)	(1 .16)	(1 .48)	(0.09)	(0 .07)	–
Net Asset Value, End of Period	$ 12.97	$ 11.35	$ 11.55	$ 20.15	$ 17.18	$ 15.25
Total Return(c)	14 .77%(d)	10 .12%	(37 .94)%	17.86%	13 .16%	9 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 254,358	$ 272,702	$ 343,364	$ 730,737	$ 718,841	$ 672,826
Ratio of Expenses to Average Net Assets(e)	1 .58%(f)	1 .60%	1 .47%	1.39%	1 .48%	1 .79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.39%	1 .48%	1 .79%
Ratio of Net Investment Income to Average Net Assets	0 .85%(f)	1 .01%	2 .04%	0.64%	(0 .03)%	(0 .39)%
Portfolio Turnover Rate	27 .6%(f)	3.7%	32 .5%	15.7%	12 .0%	1.0%

	2010(a)	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 11.39	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0.10	0.30	0.09	–	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .63	0.88	(7 .43)	2.98	2 .00	1.42
Total From Investment Operations	1 .68	0.98	(7 .13)	3.07	2 .00	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	(0 .34)	(0.10)	(0 .07)	–
Distributions from Realized Gains	–	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(0 .07)	(1 .16)	(1 .49)	(0.10)	(0 .07)	–
Net Asset Value, End of Period	$ 13.00	$ 11.39	$ 11.57	$ 20.19	$ 17.22	$ 15.29
Total Return(c)	14 .76%(d)	10 .30%	(37 .96)%	17.90%	13 .12%	9 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 321,430	$ 304,256	$ 344,700	$ 616,494	$ 545,153	$ 417,865
Ratio of Expenses to Average Net Assets(e)	1 .53%(f)	1 .57%	1 .46%	1.49%	1 .47%	1 .77%
Ratio of Gross Expenses to Average Net Assets(e),(g)	–	–	–	1.49%	1 .47%	1 .77%
Ratio of Net Investment Income to Average Net Assets	0 .87%(f)	0 .98%	1 .88%	0.49%	(0 .02)%	(0 .37)%
Portfolio Turnover Rate	27 .6%(f)	3.7%	32 .5%	15.7%	12 .0%	1.0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.
(f)	Computed on an annualized basis.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

59

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1, Account Value Account Value November 1,				Annualized
	November 1,	Account Value	2009 to	November 1,	April 30,	2009 to April	Expense
	2009	April 30, 2010	April 30, 2010(a)	2009	2010	30, 2010(a)	Ratio

Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,113.71	$2.15	$1,000.00	$1,022.76	$2.06	0.41%
Principal LifeTime 2020 Fund
Class A	1,000.00	1,126.01	2.16	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,122.76	6.11	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2030 Fund
Class A	1,000.00	1,136.18	2.17	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,131.46	6.13	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2040 Fund
Class A	1,000.00	1,139.43	2.17	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,134.99	6.14	1,000.00	1,019.04	5.81	1.16
Principal LifeTime 2050 Fund
Class A	1,000.00	1,144.12	2.18	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,140.13	6.16	1,000.00	1,019.04	5.81	1.16
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	1,080.56	2.12	1,000.00	1,022.76	2.06	0.41
Class B	1,000.00	1,075.97	5.97	1,000.00	1,019.04	5.81	1.16
SAM Balanced Portfolio
Class A	1,000.00	1,118.02	3.78	1,000.00	1,021.22	3.61	0.72
Class B	1,000.00	1,113.64	7.97	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,114.22	7.60	1,000.00	1,017.60	7.25	1.45

60

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning	Ending	During Period
	Account Value	Ending	November 1, Account Value Account Value November 1,				Annualized
	November 1,	Account Value	2009 to	November 1,	April 30,	2009 to April	Expense
	2009	April 30, 2010	April 30, 2010(a)	2009	2010	30, 2010(a)	Ratio

SAM Conservative Balanced Portfolio
Class A	$1,000.00	$1,094.71	$3.69	$1,000.00	$1,021.27	$3.56	0.71%
Class B	1,000.00	1,090.24	7.88	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,090.34	7.52	1,000.00	1,017.60	7.25	1.45
SAM Conservative Growth Portfolio
Class A	1,000.00	1,138.20	3.87	1,000.00	1,021.17	3.66	0.73
Class B	1,000.00	1,133.58	8.15	1,000.00	1,017.16	7.70	1.54
Class C	1,000.00	1,133.90	7.88	1,000.00	1,017.41	7.45	1.49
SAM Flexible Income Portfolio
Class A	1,000.00	1,078.78	3.71	1,000.00	1,021.22	3.61	0.72
Class B	1,000.00	1,074.42	7.82	1,000.00	1,017.26	7.60	1.52
Class C	1,000.00	1,074.81	7.46	1,000.00	1,017.60	7.25	1.45
SAM Strategic Growth Portfolio
Class A	1,000.00	1,152.34	4.16	1,000.00	1,020.93	3.91	0.78
Class B	1,000.00	1,147.73	8.41	1,000.00	1,016.96	7.90	1.58
Class C	1,000.00	1,147.60	8.15	1,000.00	1,017.21	7.65	1.53

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

61

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	107	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	107	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	107	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	107	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	107	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	107	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	107	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	107	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	107	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

62

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	107	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	107	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	107	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

63

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

64

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2010 and the Statement of Additional Information dated March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

65

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) Sub-advisory agreements with Credit Suisse Asset Management, LLC (“Credit Suisse”) and Jennison Associates LLC (“Jennison”) and amended Sub-advisory agreements with BlackRock, Inc. (“BlackRock”), Tortoise Capital Advisors, LLC (“Tortoise”) and Principal Real Estate Investors, LLC (“Principal REI”) related to the Diversified Real Asset Fund; (2) an Amended Management Agreement with Principal Management Corporation (“PMC” or the Manager”) related to the Diversified Real Asset Fund; (3) a Sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder, Inc.”) and a Sub-Sub-advisory agreement with Schroder Investment Management North America Limited (“Schroder Limited”) related to the International Fund I; (4) amended Sub-advisory agreements with AllianceBernstein, LP (“AllianceBernstein”), American Century Investment Management, Inc. (“American Century”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), BlackRock, Causeway Capital Management LLC (“Causeway”), Columbus Circle Investors (“Columbus Circle”), Dimensional Fund Advisors, Inc. (“Dimensional”), Emerald Advisers, Inc. (“Emerald”), Essex Investment Management Company, LLC (“Essex”), Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), J.P. Morgan Investment Management (“J.P. Morgan”), Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), Mellon Capital Management Corporation (“Mellon Capital”), Pyramis Global Advisors, LLC (“Pyramis”), T. Rowe Price Associates (“T. Rowe”), Turner Investment Partners, Inc. (“Turner”), UBS Global Asset Management (Americas) Inc. (“UBS”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), and Westwood Management Corporation (“Westwood”) related to certain funds of PFI; (5) an Interim Sub-advisory agreement and Sub-advisory agreement with American Century related to the LargeCap Growth Fund II; (6) a Sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) related to the Tax Exempt Bond Fund and California Municipal Fund; and (7) a Sub-advisory agreement with Montag & Caldwell. LLC (“Montag”) related to the LargeCap Growth Fund II.

Amended Management Agreement and Sub-advisory Agreements with Credit Suisse, Jennison, BlackRock, Tortoise, and Principal REI.

On December 13, 2009, the Board considered whether to approve (1) an Amended Management Agreement (“Management Agreement”) between PFI and the Manager and (2) Sub-advisory agreements between the Manager and each of BlackRock, Credit Suisse, Jennison, Tortoise, and Principal REI (each a “Subadviser”) related to the Diversified Real Asset Fund (the “Fund”). The Management Agreement and the Sub-advisory agreements are together referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of Management Agreement for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each Subadviser with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each Subadviser had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the Subadvisers’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

66

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these Subadvisers. The Board also noted that each Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that they had previously reviewed Principal REI’s soft dollar policies and procedures in connection with the retention of Principal REI to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that, taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Sub-advisory Agreement with Schroder, Inc. and Sub-Sub-advisory Agreement with Schroder Limited.

On December 13, 2009, the Board considered whether to approve a Sub-advisory agreement between the Manager and Schroder Inc. and a Sub-Sub-advisory agreement (the Sub-Sub-advisory Agreement and, together with the Sub-advisory Agreement, the “Agreements”) among the Manager, Schroder Inc. and Schroder Limited (together with Schroder, Inc., the “Subadviser”) related to the International Fund I (the “Fund”).

The Board considered the nature, quality and extent of services expected to be provided under the Agreements. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadviser for the Fund based upon that due diligence program.

The Board reviewed historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of September 30, 2009, the Subadviser’s composite performance outperformed the relevant benchmark index over the last one, three and five year periods. The Board also reviewed an analysis of the impact the Subadviser’s performance would have had on the Fund’s risk-adjusted excess returns over three and five year periods ended September 30, 2009. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the fees proposed to be paid to the Subadviser, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadviser. The Board also compared the proposed fee schedule to that of the existing subadviser for the Fund. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the proposed Agreements. The Board noted the breakpoints included in the fee schedule and concluded that it reflects an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

The Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees, the Manager had negotiated the Agreements at arm’s-length and the proposed fee is represented to be competitive.

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted the Manager’s representation that the Subadviser has a policy to use soft dollars within the Section 28(e) safe harbor.

67

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are fair and reasonable and that approval of the Agreements were in the best interests of the Fund.

Sub-advisory Agreements with Invesco, Montag, and American Century.

On March 7, 2010, the Board considered whether to approve the following subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and: (1) Invesco related to the Tax-Exempt Bond Fund and the California Municipal Bond Fund (the “Bond Funds”); (2) Montag related to the LargeCap Growth Fund II (the “LargeCap Fund” and, together with the Bond Funds, the “Funds”); and (3) American Century related to the LargeCap Fund. American Century, Invesco and Montag are referred to collectively herein as the “Subadvisers.”

The Sub-advisory Agreements were considered in connection with changes in control involving each of the Subadvisers. With respect to American Century, the change in control resulted from the appointment of a new trustee for the trust owning a controlling block of voting securities of American Century’s parent company. With respect to Invesco, the pending change in control would result from the sale of a controlling ownership interest in Van Kampen Asset Management, the current subadviser to the Bond Funds, to Invesco’s parent company. With respect to Montag, the pending change in control would result from the purchase by Montag employees of a controlling ownership interest in Montag. Each of these transactions (the “Transactions”) would effect an assignment and thus cause the automatic termination of each of the Sub-advisory Agreements upon the respective effective dates of the Transactions.

The Board noted that on February 25, 2010, the Board approved an interim subadvisory agreement between the Manager and American Century in connection with the American Century Transaction. In addition, in approving the Sub-advisory Agreements, the Board noted that in September 2009, the Board had renewed the current sub-advisory agreements with the Subadvisers and considered the information provided by the Manager and independent legal counsel in connection with that annual review. The Board noted their findings and conclusions from the annual review of the current sub-advisory agreements.

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Sub-advisory Agreements. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Funds, in approving the Sub-advisory Agreements.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the continuing aspects of the Subadvisers’ operations. The Board noted the Manager’s statement that the individuals who are currently responsible for the day-to-day management of the Funds were expected to continue to be responsible for the management of the Funds following the close of the Transactions. With respect to Montag, the Board also considered the Manager’s assessment of the anticipated financial stability of Montag going forward. Accordingly, the Board considered the current reputation, qualifications and background of the Subadvisers, investment approach of the Subadvisers, the experience and skills of investment personnel responsible for the day-to-day management of the Funds and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and that the Manager had recommended the Subadvisers for the Funds based upon that program.

With respect to investment performance, the Board considered that the Subadvisers expected to retain the portfolio management personnel currently responsible for the management of the Funds following the closing of the Transactions. The Board concluded that based on this factor, along with the Board’s prior findings regarding performance, investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the Subadvisers, the Board considered that neither the advisory fees paid by the Funds to the Manager nor the subadvisory fees paid by the Manager to the Subadvisers were proposed to change as a result of the Transactions. Taking into consideration the Board’s prior evaluation of the subadvisory fees, the Board concluded that the subadvisory fees were reasonable. With respect to the costs of services to be provided and profits to be realized by the Subadvisers, the Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements and noted that no change in profits would result based upon the Transactions.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Funds under the Sub-advisory agreements. The Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements. In addition, the Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels.

The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board noted that no additional benefits were reported beyond those benefits considered by the Board when the current subadvisory agreements were last renewed. Therefore, the Board concluded that the subadvisory fees continued to be reasonable, taking into account these benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreements are fair and reasonable and that approval of the Sub-advisory Agreements is in the best interests of the Funds.

68

Amended Sub-advisory Agreements

At its December 14, 2009 meeting, the Board considered whether to amend subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and AllianceBernstein related to the SmallCap Growth Fund I and LargeCap Value Fund III, American Century related to the LargeCap Growth Fund III, AXA Rosenberg related to the International Value Fund I, BlackRock related to the Inflation Protection Fund, Causeway related to International Value Fund I, Columbus Circle related to the SmallCap Growth Fund III, Dimensional related to the SmallCap Value Fund II, Emerald related to the SmallCap Growth Fund II, Essex related to the SmallCap Growth Fund II, Goldman Sachs related to the LargeCap Blend Fund I and MidCap Value Fund I, Jacobs Levy related to the MidCap Growth Fund III, J.P. Morgan related to the SmallCap Value Fund I, LA Capital related to the MidCap Value Fund I and SmallCap Value Fund II, Mellon Capital related to the MidCap Growth Fund III and SmallCap Value Fund I, Pyramis related to the International Fund I, T. Rowe related to the LargeCap Blend Fund II and LargeCap Growth Fund I, Turner related to the MidCap Growth Fund III, UBS related to the LargeCap Value Fund I and SmallCap Growth Fund II, Vaughan Nelson related to the SmallCap Value Fund II, and Westwood related to the LargeCap Value Fund III.

The Board noted that the amended Sub-advisory Agreements were the same in all material aspects as the current subadvisory agreements other than changes to certain fee schedules to reduce fees or to limit the fees the subadvisers are paid on cash and cash equivalents held in the portfolio of the Funds and certain other administrative changes. As part of its consideration of the amendments, the Board noted that it approved the continuation of the current subadvisory agreements for these subadvisers at its September 2009 meeting. In approving the amended Sub-advisory Agreements, the Board determined that, given its recent consideration of the current subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2009 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services the subadvisers provide to the Funds and that the subadvisers’ obligations under the Sub-advisory Agreements would remain the same in all material respects.

69

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Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

WE’LL GIVE YOU AN EDGE®

principalfunds.com

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.

To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.

     Principal Funds, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®. Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Funds, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor, Inc. Member FINRA 1100 Investment Blvd., Suite 200 El Dorado Hills, CA 95762 FV429-03 | 06/2010 | #t1006070175 ©2010 Principal Financial Services, Inc.

Principal Funds: Equity & Fixed-Income Funds

Semiannual Report

April 30, 2010

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	63
Schedules of Investments	92
Financial Highlights	258
Shareholder Expense Example	293
Supplemental Information	296

Global Investment Management • Asset Allocation Expertise • Retirement Leadership

Nora Everett President and CEO , Principal Funds

Dear Shareholder,

Six months ago, the global economy was growing again after a deep, lengthy recession, and stock markets worldwide were rebounding. In the U.S., the welcome rally continued through the first four months of 2010 as positive economic data indicated a strengthening economic recovery, leading stocks higher.

However, by the end of April a number of persistent global and domestic concerns finally caught up with the U.S. stock market, resulting in significant volatility during the final week of the month. In particular, government debt troubles in Europe and China’s efforts to tighten monetary policy, coupled with the ongoing domestic concerns of high unemployment and an uncertain housing market, drove home the message that though we’re definitely on our way, we aren’t out of the woods yet.

Despite this recent volatility, we believe that with the continuing improvement in the U.S. and a number of other economies (including those of China, Brazil, Australia, and Canada), now is a good time to be investing in the markets.1, 2

As you invest, we encourage you to diversify your portfolio across a range of asset classes, taking into consideration the time horizon for each of your financial goals as well as your tolerance for investment risk.3 And we’re here to help.

Investments to help you reach for your goals

Our goal is to provide investments that can help you achieve the financial future you envision, through the ups and downs that markets invariably experience over time. We offer funds covering a wide range of investment objectives and levels of risk for all stages in life — whether you are investing for goals that are years down the road, such as retirement, or for more immediate needs like providing income that you can use today.

Within our fund family, you also have clear choices for diversifying your portfolio. You can select a mix of our individual funds; or, to help make your investment decisions simpler, you can choose one of our turnkey target-risk or target-date asset allocation funds, each of which is already broadly diversified. You can rely on our asset allocation expertise, as we are the fifth-largest provider of lifecycle funds in the industry (target-risk and target-date funds combined), with one of the longest track records.4

Whatever your goals — rebuilding your portfolio, investing for retirement, saving for a major purchase, or investing for current income — we have a wide range of mutual funds to help you succeed. As always, we encourage you to consult your financial professional, who can help you develop a plan and select the most appropriate investments for pursuing your goals. Finally, we suggest you visit our new online planning center — AmericaRebuilds.com — where you will find useful tools and resources for managing your portfolio.

On behalf of all of us at Principal Funds, I thank you for your continued support.

1	Primary source for economic data provided in this letter: On the Other Hand: Economic Insights, First Quarter 2010 and April 2010 editions, by Bob Baur and the Principal Global Investors Economic Committee. Bob Baur is a Managing Director and Chief Global Economist for Principal Global Investors, one of the sub-advisors of the Principal Funds.
2	International and global investment options are subject to additional risk due to fluctuating exchange rates, foreign accounting and financial policies, and other economic and political environments.
3	Asset allocation/diversification does not guarantee a profit or protect against a loss. Past performance is no guarantee of future results.
4	Source: FRC Quarterly Lifecycle Report, March 31, 2010.

1

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

			Disciplined
	Bond & Mortgage	California	LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund	Municipal Fund	Fund
Investment in securities--at cost	$ 2,438,022	$ 320,699	$ 1,194,370
Foreign currency--at cost	$ 97	$ –	$ –
Assets
Investment in securities--at value	$ 2,351,648	$ 318,895	$ 1,350,058
Foreign currency--at value	96	–	–
Cash	6,973	34	10
Receivables:
Dividends and interest	17,305	4,281	1,817
Expense reimbursement from Manager	20	–	2
Expense reimbursement from Underwriter	8	–	–
Foreign currency contracts	53	–	–
Fund shares sold	6,335	878	30
Investment securities sold	141,586	–	2,468
Swap premiums paid	18,662	–	–
Unrealized gain on swap agreements	174	–	–
Other assets	9	–	5
Total Assets	2,542,869	324,088	1,354,390
Liabilities
Accrued management and investment advisory fees	867	123	753
Accrued administrative service fees	21	–	2
Accrued distribution fees	135	85	64
Accrued service fees	25	–	3
Accrued transfer agent fees	169	43	218
Accrued directors' expenses	4	2	1
Accrued other expenses	74	3	41
Payables:
Dividends payable	5,850	1,142	–
Foreign currency contracts	1	–	–
Fund shares redeemed	1,022	367	1,554
Interest expense and fees payable	–	50	–
Investment securities purchased	469,986	–	4,102
Swap premiums received	1,428	–	–
Unrealized loss on swap agreements	22,109	–	–
Variation margin on futures contracts	100	–	–
Floating rate notes issued	–	24,133	–
Total Liabilities	501,791	25,948	6,738
Net Assets Applicable to Outstanding Shares	$ 2,041,078	$ 298,140	$ 1,347,652
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,317,569	$ 336,015	$ 1,760,379
Accumulated undistributed (overdistributed) net investment income (loss)	23,503	860	6,466
Accumulated undistributed (overdistributed) net realized gain (loss)	(191,438)	(36,931)	(574,881)
Net unrealized appreciation (depreciation) of investments	(108,606)	(1,804)	155,688
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	50	–	–
Total Net Assets	$ 2,041,078	$ 298,140	$ 1,347,652
Capital Stock (par value: $.01 a share):
Shares authorized	715,000	300,000	905,000
Net Asset Value Per Share:
Class A: Net Assets	$ 130,504	$ 259,915	$ 214,930
Shares Issued and Outstanding	12,940	26,720	18,207
Net Asset Value per share	$ 10.09	$ 9.73	$ 11.81
Maximum Offering Price	$ 10.48 (a)	$ 10.11(a)	$ 12.50 (b)
Class B: Net Assets	$ 11,713	$ 25,397	$ 16,309
Shares Issued and Outstanding	1,159	2,611	1,401
Net Asset Value per share	$ 10.11 (c)	$ 9.73(c)	$ 11.64 (c)
Class C: Net Assets	$ 4,913	$ 12,828	$ 2,116
Shares Issued and Outstanding	487	1,317	181
Net Asset Value per share	$ 10.09 (c)	$ 9.74(c)	$ 11.71 (c)
Class J: Net Assets	$ 198,398	N/A	N/A
Shares Issued and Outstanding	19,568
Net Asset Value per share	$ 10.14 (c)
Institutional: Net Assets	$ 1,521,383	N/A	$ 1,096,953
Shares Issued and Outstanding	150,929		93,259
Net Asset Value per share	$ 10.08		$ 11.76
R-1: Net Assets	$ 10,525	N/A	$ 1,387
Shares Issued and Outstanding	1,044		118
Net Asset Value per share	$ 10.08		$ 11.72
R-2: Net Assets	$ 27,939	N/A	$ 2,098
Shares Issued and Outstanding	2,794		180
Net Asset Value per share	$ 10.00		$ 11.65
R-3: Net Assets	$ 46,446	N/A	$ 7,171
Shares Issued and Outstanding	4,630		614
Net Asset Value per share	$ 10.03		$ 11.68
R-4: Net Assets	$ 30,660	N/A	$ 4,713
Shares Issued and Outstanding	3,009		402
Net Asset Value per share	$ 10.19		$ 11.71
R-5: Net Assets	$ 58,597	N/A	$ 1,975
Shares Issued and Outstanding	5,836		168
Net Asset Value per share	$ 10.04		$ 11.73

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

2

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Diversified	Equity Income	Global Diversified
Amounts in thousands, except per share amounts	International Fund	Fund	Income Fund
Investment in securities--at cost	$ 1,523,365	$ 2,180,722	$ 408,252
Foreign currency--at cost	$ 1,346	$ –	$ 111
Assets
Investment in securities--at value	$ 1,699,241	$ 2,436,627	$ 426,900
Foreign currency--at value	1,370	–	110
Cash	2,037	215	15,811
Receivables:
Dividends and interest	5,053	5,411	5,087
Expense reimbursement from Manager	3	–	–
Expense reimbursement from Underwriter	7	–	–
Foreign tax refund	42	–	–
Fund shares sold	608	1,679	17,570
Investment securities sold	12,647	–	4,841
Other assets	5	1	–
Prepaid directors' expenses	–	–	3
Prepaid transfer agent fees	–	–	6
Total Assets	1,721,013	2,443,933	470,328
Liabilities
Accrued management and investment advisory fees	1,242	1,034	257
Accrued administrative service fees	27	–	–
Accrued distribution fees	181	332	104
Accrued service fees	33	–	–
Accrued transfer agent fees	338	524	–
Accrued directors' expenses	5	6	–
Accrued other expenses	297	151	7
Payables:
Dividends payable	–	–	1,692
Fund shares redeemed	743	1,609	376
Investment securities purchased	13,438	2,987	13,758
Total Liabilities	16,304	6,643	16,194
Net Assets Applicable to Outstanding Shares	$ 1,704,709	$ 2,437,290	$ 454,134
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,192,737	$ 2,835,793	$ 429,686
Accumulated undistributed (overdistributed) net investment income (loss)	4,189	9,245	(404)
Accumulated undistributed (overdistributed) net realized gain (loss)	(668,100)	(663,653)	6,206
Net unrealized appreciation (depreciation) of investments	175,876	255,905	18,648
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	7	–	(2)
Total Net Assets	$ 1,704,709	$ 2,437,290	$ 454,134
Capital Stock (par value: $.01 a share):
Shares authorized	910,000	830,000	375,000
Net Asset Value Per Share:
Class A: Net Assets	$ 275,211	$ 618,570	$ 238,610
Shares Issued and Outstanding	30,307	38,001	18,757
Net Asset Value per share	$ 9.08	$ 16.28	$ 12.72
Maximum Offering Price	$ 9.61 (a)	$ 17.23(a)	$ 13.22 (b)
Class B: Net Assets	$ 21,625	$ 133,470	N/A
Shares Issued and Outstanding	2,372	8,278
Net Asset Value per share	$ 9.12 (c)	$ 16.12(c)
Class C: Net Assets	$ 11,806	$ 107,039	$ 94,463
Shares Issued and Outstanding	1,298	6,704	7,445
Net Asset Value per share	$ 9.09 (c)	$ 15.97(c)	$ 12.69 (c)
Class J: Net Assets	$ 173,986	N/A	N/A
Shares Issued and Outstanding	19,343
Net Asset Value per share	$ 8.99 (c)
Institutional: Net Assets	$ 994,945	$ 1,578,156	$ 121,061
Shares Issued and Outstanding	109,923	96,858	9,546
Net Asset Value per share	$ 9.05	$ 16.29	$ 12.68
R-1: Net Assets	$ 10,278	$ 11	N/A
Shares Issued and Outstanding	1,138	1
Net Asset Value per share	$ 9.03	$ 16.28
R-2: Net Assets	$ 20,228	$ 11	N/A
Shares Issued and Outstanding	2,250	1
Net Asset Value per share	$ 8.99	$ 16.29
R-3: Net Assets	$ 69,178	$ 11	N/A
Shares Issued and Outstanding	7,653	1
Net Asset Value per share	$ 9.04	$ 16.29
R-4: Net Assets	$ 49,110	$ 11	N/A
Shares Issued and Outstanding	5,364	1
Net Asset Value per share	$ 9.16	$ 16.29
R-5: Net Assets	$ 78,342	$ 11	N/A
Shares Issued and Outstanding	8,570	1
Net Asset Value per share	$ 9.14	$ 16.29

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

3

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Government &
	Global Real Estate	High Quality Bond
Amounts in thousands, except per share amounts	Securities Fund	Fund	High Yield Fund
Investment in securities--at cost	$ 11,024	$ 1,517,535	$ 2,830,299
Investment in affiliated securities--at cost	$ –	$ –	$ 23,687
Foreign currency--at cost	$ 157	$ –	$ –
Assets
Investment in securities--at value	$ 12,147	$ 1,560,277	$ 2,982,424
Investment in affiliated securities--at value	–	–	30,838
Foreign currency--at value	157	–	–
Cash	68	10	16,409
Receivables:
Dividends and interest	45	6,590	61,222
Expense reimbursement from Manager	10	26	5
Expense reimbursement from Underwriter	–	31	–
Foreign currency contracts	7	–	–
Fund shares sold	75	6,425	30,323
Investment securities sold	554	385	35,811
Other assets	–	19	–
Prepaid directors' expenses	1	–	–
Prepaid expenses	–	1	–
Total Assets	13,064	1,573,764	3,157,032
Liabilities
Accrued management and investment advisory fees	9	621	1,257
Accrued administrative service fees	–	6	–
Accrued distribution fees	4	186	747
Accrued service fees	–	6	–
Accrued transfer agent fees	2	185	228
Accrued directors' expenses	–	1	14
Accrued other expenses	37	–	177
Payables:
Dividends payable	–	4,905	19,276
Foreign currency contracts	5	–	–
Fund shares redeemed	–	968	6,586
Investment securities purchased	614	38,650	84,406
Total Liabilities	671	45,528	112,691
Net Assets Applicable to Outstanding Shares	$ 12,393	$ 1,528,236	$ 3,044,341
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 13,822	$ 1,587,636	$ 2,881,503
Accumulated undistributed (overdistributed) net investment income (loss)	(428)	(2,343)	(6,933)
Accumulated undistributed (overdistributed) net realized gain (loss)	(2,125)	(99,799)	10,424
Net unrealized appreciation (depreciation) of investments	1,123	42,742	159,276
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	1	–	71
Total Net Assets	$ 12,393	$ 1,528,236	$ 3,044,341
Capital Stock (par value: $.01 a share):
Shares authorized	300,000	855,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$ 8,864	$ 343,528	$ 1,748,205
Shares Issued and Outstanding	1,422	31,309	217,657
Net Asset Value per share	$ 6.23	$ 10.97	$ 8.03
Maximum Offering Price	$ 6.59 (a)	$ 11.22(b)	$ 8.34 (c)
Class B: Net Assets	N/A	$ 46,143	$ 77,333
Shares Issued and Outstanding		4,209	9,582
Net Asset Value per share		$ 10.96(d)	$ 8.07 (d)
Class C: Net Assets	$ 2,278	$ 43,647	$ 411,065
Shares Issued and Outstanding	372	3,983	50,869
Net Asset Value per share	$ 6.13 (d)	$ 10.96(d)	$ 8.08 (d)
Class J: Net Assets	N/A	$ 99,637	N/A
Shares Issued and Outstanding		9,070
Net Asset Value per share		$ 10.99(d)
Institutional: Net Assets	$ 1,251	$ 952,654	$ 807,738
Shares Issued and Outstanding	200	86,788	100,898
Net Asset Value per share	$ 6.26	$ 10.98	$ 8.01
R-1: Net Assets	N/A	$ 3,506	N/A
Shares Issued and Outstanding		319
Net Asset Value per share		$ 10.98
R-2: Net Assets	N/A	$ 7,937	N/A
Shares Issued and Outstanding		723
Net Asset Value per share		$ 10.98
R-3: Net Assets	N/A	$ 14,682	N/A
Shares Issued and Outstanding		1,337
Net Asset Value per share		$ 10.98
R-4: Net Assets	N/A	$ 4,458	N/A
Shares Issued and Outstanding		406
Net Asset Value per share		$ 10.98
R-5: Net Assets	N/A	$ 12,044	N/A
Shares Issued and Outstanding		1,096
Net Asset Value per share		$ 10.99

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(c)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

4

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

			International
		Inflation Protection	Emerging Markets
Amounts in thousands, except per share amounts	Income Fund	Fund	Fund
Investment in securities--at cost	$ 1,124,843	$ 491,766	$ 1,176,064
Foreign currency--at cost	$ –	$ –	$ 6,440
Assets
Investment in securities--at value	$ 1,173,194	$ 488,263	$ 1,430,102
Foreign currency--at value	–	–	6,497
Cash	10	16,009	1,239
Receivables:
Dividends and interest	15,474	2,373	2,706
Expense reimbursement from Manager	5	3	–
Expense reimbursement from Underwriter	1	–	8
Foreign tax refund	–	–	158
Fund shares sold	9,169	845	1,179
Investment securities sold	–	–	2,529
Variation margin on futures contracts	–	50	–
Prepaid expenses	52	–	–
Total Assets	1,197,905	507,543	1,444,418
Liabilities
Accrued management and investment advisory fees	479	162	1,415
Accrued administrative service fees	–	1	16
Accrued distribution fees	126	8	145
Accrued service fees	–	1	19
Accrued transfer agent fees	43	9	168
Accrued directors' expenses	1	1	2
Accrued other expenses	–	4	334
Payables:
Dividends payable	5,185	563	–
Fund shares redeemed	698	397	1,431
Investment securities purchased	–	–	6,720
Variation margin on futures contracts	–	6	–
Total Liabilities	6,532	1,152	10,250
Net Assets Applicable to Outstanding Shares	$ 1,191,373	$ 506,391	$ 1,434,168
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,186,445	$ 598,161	$ 1,495,909
Accumulated undistributed (overdistributed) net investment income (loss)	(10,214)	1,542	(933)
Accumulated undistributed (overdistributed) net realized gain (loss)	(33,209)	(89,882)	(314,870)
Net unrealized appreciation (depreciation) of investments	48,351	(3,430)	254,038
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	24
Total Net Assets	$ 1,191,373	$ 506,391	$ 1,434,168
Capital Stock (par value: $.01 a share):
Shares authorized	880,000	680,000	455,000
Net Asset Value Per Share:
Class A: Net Assets	$ 214,260	$ 13,336	$ 130,059
Shares Issued and Outstanding	22,812	1,696	5,569
Net Asset Value per share	$ 9.39	$ 7.86	$ 23.35
Maximum Offering Price	$ 9.61 (a)	$ 8.17(b)	$ 24.71 (c)
Class B: Net Assets	$ 47,588	N/A	$ 17,606
Shares Issued and Outstanding	5,049		783
Net Asset Value per share	$ 9.43 (d)		$ 22.48 (d)
Class C: Net Assets	$ 45,572	$ 2,390	$ 12,860
Shares Issued and Outstanding	4,831	306	562
Net Asset Value per share	$ 9.43 (d)	$ 7.81(d)	$ 22.89 (d)
Class J: Net Assets	$ 18,398	$ 6,916	$ 198,626
Shares Issued and Outstanding	1,955	893	8,806
Net Asset Value per share	$ 9.41 (d)	$ 7.75(d)	$ 22.56 (d)
Institutional: Net Assets	$ 865,505	$ 478,597	$ 944,496
Shares Issued and Outstanding	91,945	61,239	40,709
Net Asset Value per share	$ 9.41	$ 7.82	$ 23.20
R-1: Net Assets	$ 10	$ 563	$ 9,535
Shares Issued and Outstanding	1	73	413
Net Asset Value per share	$ 9.41	$ 7.71	$ 23.08
R-2: Net Assets	$ 10	$ 788	$ 12,938
Shares Issued and Outstanding	1	102	564
Net Asset Value per share	$ 9.41	$ 7.71	$ 22.92
R-3: Net Assets	$ 10	$ 2,306	$ 39,220
Shares Issued and Outstanding	1	298	1,705
Net Asset Value per share	$ 9.41	$ 7.74	$ 23.00
R-4: Net Assets	$ 10	$ 739	$ 28,900
Shares Issued and Outstanding	1	95	1,247
Net Asset Value per share	$ 9.41	$ 7.76	$ 23.17
R-5: Net Assets	$ 10	$ 756	$ 39,928
Shares Issued and Outstanding	1	97	1,719
Net Asset Value per share	$ 9.41	$ 7.78	$ 23.23

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

5

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	International	LargeCap Blend	LargeCap Blend
Amounts in thousands, except per share amounts	Growth Fund	Fund I	Fund II
Investment in securities--at cost	$ 1,239,855	$ 923,122	$ 700,079
Foreign currency--at cost	$ 486	$ –	$ –
Assets
Investment in securities--at value	$ 1,340,257	$ 1,035,565	$ 797,498
Foreign currency--at value	757	–	–
Cash	109	2,775	7,992
Receivables:
Dividends and interest	4,732	902	807
Expense reimbursement from Manager	4	7	13
Expense reimbursement from Underwriter	2	1	4
Fund shares sold	434	3	1,533
Investment securities sold	7,079	–	1,218
Other assets	–	2	–
Prepaid directors' expenses	–	1	–
Total Assets	1,353,374	1,039,256	809,065
Liabilities
Accrued management and investment advisory fees	1,118	377	495
Accrued administrative service fees	5	1	11
Accrued distribution fees	23	37	71
Accrued service fees	6	1	13
Accrued transfer agent fees	29	129	81
Accrued directors' expenses	4	–	4
Accrued other expenses	104	121	85
Payables:
Fund shares redeemed	909	134	902
Investment securities purchased	7,686	–	829
Variation margin on futures contracts	–	471	256
Total Liabilities	9,884	1,271	2,747
Net Assets Applicable to Outstanding Shares	$ 1,343,490	$ 1,037,985	$ 806,318
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,075,134	$ 1,172,634	$ 866,574
Accumulated undistributed (overdistributed) net investment income (loss)	5,554	3,768	1,747
Accumulated undistributed (overdistributed) net realized gain (loss)	(837,588)	(251,534)	(159,520)
Net unrealized appreciation (depreciation) of investments	100,402	113,117	97,517
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	(12)	–	–
Total Net Assets	$ 1,343,490	$ 1,037,985	$ 806,318
Capital Stock (par value: $.01 a share):
Shares authorized	590,000	555,000	490,000
Net Asset Value Per Share:
Class A: Net Assets	$ 5,913	$ 87,149	$ 42,690
Shares Issued and Outstanding	725	11,264	4,683
Net Asset Value per share	$ 8.16	$ 7.74	$ 9.12
Maximum Offering Price	$ 8.63 (a)	$ 8.19(a)	$ 9.65 (a)
Class B: Net Assets	N/A	$ 4,239	$ 10,920
Shares Issued and Outstanding		562	1,216
Net Asset Value per share		$ 7.54(b)	$ 8.98 (b)
Class C: Net Assets	$ 556	$ 872	$ 1,246
Shares Issued and Outstanding	68	113	138
Net Asset Value per share	$ 8.20 (b)	$ 7.71(b)	$ 9.04 (b)
Class J: Net Assets	$ 38,704	$ 34,790	$ 105,066
Shares Issued and Outstanding	4,859	4,539	11,880
Net Asset Value per share	$ 7.97 (b)	$ 7.66(b)	$ 8.84 (b)
Institutional: Net Assets	$ 1,257,986	$ 902,006	$ 557,489
Shares Issued and Outstanding	154,671	116,846	61,370
Net Asset Value per share	$ 8.13	$ 7.72	$ 9.08
R-1: Net Assets	$ 1,302	$ 1,109	$ 4,188
Shares Issued and Outstanding	159	144	463
Net Asset Value per share	$ 8.16	$ 7.69	$ 9.05
R-2: Net Assets	$ 6,203	$ 1,889	$ 16,563
Shares Issued and Outstanding	781	244	1,842
Net Asset Value per share	$ 7.94	$ 7.76	$ 8.99
R-3: Net Assets	$ 17,141	$ 666	$ 26,392
Shares Issued and Outstanding	2,034	85	2,926
Net Asset Value per share	$ 8.43	$ 7.81	$ 9.02
R-4: Net Assets	$ 3,438	$ 1,427	$ 14,443
Shares Issued and Outstanding	426	183	1,591
Net Asset Value per share	$ 8.06	$ 7.78	$ 9.08
R-5: Net Assets	$ 12,247	$ 3,838	$ 27,321
Shares Issued and Outstanding	1,516	492	3,017
Net Asset Value per share	$ 8.08	$ 7.80	$ 9.06

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

6

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands, except per share amounts	Fund	Fund I	Fund II
Investment in securities--at cost	$ 1,804,794	$ 2,125,336	$ 1,191,977
Assets
Investment in securities--at value	$ 2,320,339	$ 2,546,754	$ 1,418,682
Cash	10	11,316	8,046
Receivables:
Dividends and interest	1,236	1,140	1,010
Expense reimbursement from Manager	–	213	19
Expense reimbursement from Underwriter	2	2	1
Fund shares sold	2,000	1,406	161
Investment securities sold	–	455	9,171
Other assets	12	–	–
Prepaid expenses	–	–	13
Total Assets	2,323,599	2,561,286	1,437,103
Liabilities
Accrued management and investment advisory fees	1,226	1,435	1,137
Accrued administrative service fees	31	9	6
Accrued distribution fees	137	42	17
Accrued service fees	38	10	8
Accrued transfer agent fees	466	78	14
Accrued directors' expenses	5	4	3
Accrued other expenses	85	49	–
Payables:
Foreign currency contracts	–	–	2
Fund shares redeemed	5,697	268	1,452
Investment securities purchased	13,559	8,910	6,477
Variation margin on futures contracts	–	1,424	690
Total Liabilities	21,244	12,229	9,806
Net Assets Applicable to Outstanding Shares	$ 2,302,355	$ 2,549,057	$ 1,427,297
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 2,315,765	$ 2,374,462	$ 1,503,448
Accumulated undistributed (overdistributed) net investment income (loss)	(2,781)	748	2,389
Accumulated undistributed (overdistributed) net realized gain (loss)	(526,174)	(248,246)	(305,152)
Net unrealized appreciation (depreciation) of investments	515,545	422,093	226,614
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign
currency	–	–	(2)
Total Net Assets	$ 2,302,355	$ 2,549,057	$ 1,427,297
Capital Stock (par value: $.01 a share):
Shares authorized	1,120,000	640,000	670,000
Net Asset Value Per Share:
Class A: Net Assets	$ 321,981	$ 45,478	$ 3,727
Shares Issued and Outstanding	43,472	5,697	493
Net Asset Value per share	$ 7.41	$ 7.98	$ 7.57
Maximum Offering Price	$ 7.84 (a)	$ 8.44(a)	$ 8.01 (a)
Class B: Net Assets	$ 21,907	$ 5,132	N/A
Shares Issued and Outstanding	3,090	675
Net Asset Value per share	$ 7.09 (b)	$ 7.60(b)
Class C: Net Assets	$ 10,421	$ 1,676	$ 724
Shares Issued and Outstanding	1,443	211	98
Net Asset Value per share	$ 7.22 (b)	$ 7.94(b)	$ 7.37 (b)
Class J: Net Assets	$ 46,075	$ 51,359	$ 27,392
Shares Issued and Outstanding	6,510	6,810	3,876
Net Asset Value per share	$ 7.08 (b)	$ 7.54(b)	$ 7.07 (b)
Institutional: Net Assets	$ 1,628,476	$ 2,371,853	$ 1,340,745
Shares Issued and Outstanding	216,266	285,784	172,866
Net Asset Value per share	$ 7.53	$ 8.30	$ 7.76
R-1: Net Assets	$ 17,849	$ 2,597	$ 1,574
Shares Issued and Outstanding	2,448	327	211
Net Asset Value per share	$ 7.29	$ 7.95	$ 7.47
R-2: Net Assets	$ 18,709	$ 8,118	$ 8,364
Shares Issued and Outstanding	2,552	1,045	1,154
Net Asset Value per share	$ 7.33	$ 7.77	$ 7.25
R-3: Net Assets	$ 59,260	$ 22,436	$ 8,973
Shares Issued and Outstanding	7,625	2,787	1,216
Net Asset Value per share	$ 7.77	$ 8.05	$ 7.38
R-4: Net Assets	$ 31,989	$ 8,975	$ 9,307
Shares Issued and Outstanding	4,163	1,115	1,236
Net Asset Value per share	$ 7.68	$ 8.05	$ 7.53
R-5: Net Assets	$ 145,688	$ 31,433	$ 26,491
Shares Issued and Outstanding	19,175	3,847	3,490
Net Asset Value per share	$ 7.60	$ 8.17	$ 7.59

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

7

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands, except per share amounts	Index Fund	Fund	Fund III
Investment in securities--at cost	$ 1,218,402	$ 1,086,100	$ 1,639,305
Assets
Investment in securities--at value	$ 1,278,314	$ 1,190,501	$ 1,874,199
Cash	102	10	5,802
Receivables:
Dividends and interest	1,238	783	1,730
Expense reimbursement from Manager	–	1	36
Expense reimbursement from Underwriter	12	2	3
Fund shares sold	1,146	438	47
Investment securities sold	228	20,853	7,006
Other assets	–	28	–
Prepaid expenses	1	–	–
Total Assets	1,281,041	1,212,616	1,888,823
Liabilities
Accrued management and investment advisory fees	158	432	1,208
Accrued administrative service fees	56	2	13
Accrued distribution fees	173	61	57
Accrued service fees	68	3	16
Accrued transfer agent fees	147	187	80
Accrued directors' expenses	6	1	7
Accrued other expenses	–	25	47
Payables:
Fund shares redeemed	1,037	415	2,309
Investment securities purchased	778	7,961	–
Variation margin on futures contracts	802	263	952
Total Liabilities	3,225	9,350	4,689
Net Assets Applicable to Outstanding Shares	$ 1,277,816	$ 1,203,266	$ 1,884,134
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,259,237	$ 1,296,660	$ 2,314,288
Accumulated undistributed (overdistributed) net investment income (loss)	4,451	3,982	5,436
Accumulated undistributed (overdistributed) net realized gain (loss)	(46,539)	(202,119)	(669,916)
Net unrealized appreciation (depreciation) of investments	60,667	104,743	234,326
Total Net Assets	$ 1,277,816	$ 1,203,266	$ 1,884,134
Capital Stock (par value: $.01 a share):
Shares authorized	585,000	455,000	650,000
Net Asset Value Per Share:
Class A: Net Assets	$ 63,151	$ 167,859	$ 34,329
Shares Issued and Outstanding	7,594	18,665	3,441
Net Asset Value per share	$ 8.32	$ 8.99	$ 9.98
Maximum Offering Price	$ 8.45 (a)	$ 9.51(b)	$ 10.56 (b)
Class B: Net Assets	N/A	$ 7,402	$ 7,409
Shares Issued and Outstanding		821	738
Net Asset Value per share		$ 9.01(c)	$ 10.04 (c)
Class C: Net Assets	$ 5,075	$ 1,593	$ 1,007
Shares Issued and Outstanding	615	179	101
Net Asset Value per share	$ 8.25 (c)	$ 8.92(c)	$ 10.00 (c)
Class J: Net Assets	$ 293,485	$ 43,373	$ 73,342
Shares Issued and Outstanding	35,639	4,885	7,480
Net Asset Value per share	$ 8.23 (c)	$ 8.88(c)	$ 9.81 (c)
Institutional: Net Assets	$ 429,498	$ 964,719	$ 1,664,294
Shares Issued and Outstanding	51,764	107,451	167,752
Net Asset Value per share	$ 8.30	$ 8.98	$ 9.92
R-1: Net Assets	$ 15,327	$ 1,810	$ 5,159
Shares Issued and Outstanding	1,849	203	522
Net Asset Value per share	$ 8.29	$ 8.93	$ 9.89
R-2: Net Assets	$ 51,312	$ 3,537	$ 19,407
Shares Issued and Outstanding	6,173	395	1,971
Net Asset Value per share	$ 8.31	$ 8.95	$ 9.85
R-3: Net Assets	$ 124,009	$ 5,078	$ 33,991
Shares Issued and Outstanding	14,908	570	3,337
Net Asset Value per share	$ 8.32	$ 8.91	$ 10.19
R-4: Net Assets	$ 100,336	$ 2,252	$ 17,577
Shares Issued and Outstanding	12,031	252	1,776
Net Asset Value per share	$ 8.34	$ 8.93	$ 9.90
R-5: Net Assets	$ 195,623	$ 5,643	$ 27,619
Shares Issued and Outstanding	23,304	628	2,778
Net Asset Value per share	$ 8.39	$ 8.99	$ 9.94

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

8

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	MidCap Blend	MidCap Growth	MidCap Value
Amounts in thousands, except per share amounts	Fund	Fund III	Fund I
Investment in securities--at cost	$ 1,051,910	$ 1,071,163	$ 1,193,514
Assets
Investment in securities--at value	$ 1,176,108	$ 1,408,656	$ 1,473,044
Cash	21	10,963	7,002
Receivables:
Dividends and interest	564	219	801
Expense reimbursement from Manager	7	29	34
Expense reimbursement from Underwriter	7	1	2
Fund shares sold	1,350	346	279
Investment securities sold	5,891	7,380	11,388
Other assets	5	–	–
Prepaid directors' expenses	–	–	4
Prepaid expenses	–	20	31
Total Assets	1,183,953	1,427,614	1,492,585
Liabilities
Accrued management and investment advisory fees	622	1,134	1,187
Accrued administrative service fees	6	14	16
Accrued distribution fees	221	41	43
Accrued service fees	7	16	19
Accrued transfer agent fees	374	50	44
Accrued directors' expenses	3	3	–
Accrued other expenses	111	–	–
Payables:
Fund shares redeemed	1,539	251	850
Investment securities purchased	1,787	9,739	9,464
Line of credit	765	–	–
Variation margin on futures contracts	–	804	1,314
Total Liabilities	5,435	12,052	12,937
Net Assets Applicable to Outstanding Shares	$ 1,178,518	$ 1,415,562	$ 1,479,648
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,018,174	$ 1,466,718	$ 1,603,026
Accumulated undistributed (overdistributed) net investment income (loss)	(3,102)	(1,239)	2,455
Accumulated undistributed (overdistributed) net realized gain (loss)	39,248	(388,304)	(407,164)
Net unrealized appreciation (depreciation) of investments	124,198	338,387	281,331
Total Net Assets	$ 1,178,518	$ 1,415,562	$ 1,479,648
Capital Stock (par value: $.01 a share):
Shares authorized	490,000	560,000	580,000
Net Asset Value Per Share:
Class A: Net Assets	$ 511,033	$ 33,915	$ 8,569
Shares Issued and Outstanding	40,571	3,797	714
Net Asset Value per share	$ 12.60	$ 8.93	$ 12.01
Maximum Offering Price	$ 13.33 (a)	$ 9.45(a)	$ 12.71 (a)
Class B: Net Assets	$ 43,717	$ 5,474	$ 1,340
Shares Issued and Outstanding	3,544	636	112
Net Asset Value per share	$ 12.33 (b)	$ 8.61(b)	$ 11.96 (b)
Class C: Net Assets	$ 16,232	$ 2,131	$ 1,516
Shares Issued and Outstanding	1,325	243	127
Net Asset Value per share	$ 12.25 (b)	$ 8.75(b)	$ 11.95 (b)
Class J: Net Assets	$ 171,733	$ 31,766	$ 57,459
Shares Issued and Outstanding	14,056	3,710	4,796
Net Asset Value per share	$ 12.22 (b)	$ 8.56(b)	$ 11.98 (b)
Institutional: Net Assets	$ 382,382	$ 1,228,375	$ 1,277,634
Shares Issued and Outstanding	30,074	132,552	106,108
Net Asset Value per share	$ 12.71	$ 9.27	$ 12.04
R-1: Net Assets	$ 2,153	$ 5,390	$ 7,696
Shares Issued and Outstanding	176	611	649
Net Asset Value per share	$ 12.26	$ 8.82	$ 11.87
R-2: Net Assets	$ 4,930	$ 12,758	$ 20,643
Shares Issued and Outstanding	401	1,426	1,740
Net Asset Value per share	$ 12.31	$ 8.94	$ 11.86
R-3: Net Assets	$ 14,143	$ 38,832	$ 37,972
Shares Issued and Outstanding	1,131	4,199	3,178
Net Asset Value per share	$ 12.51	$ 9.25	$ 11.95
R-4: Net Assets	$ 8,593	$ 34,104	$ 26,851
Shares Issued and Outstanding	673	3,675	2,243
Net Asset Value per share	$ 12.76	$ 9.28	$ 11.97
R-5: Net Assets	$ 23,602	$ 22,817	$ 39,968
Shares Issued and Outstanding	1,866	2,420	3,329
Net Asset Value per share	$ 12.65	$ 9.43	$ 12.01

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

9

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Money Market	Preferred	Principal Capital
Amounts in thousands, except per share amounts	Fund	Securities Fund	Appreciation Fund
Investment in securities--at cost	$ 1,417,059	$ 2,158,471	$ 662,112
Assets
Investment in securities--at value	$ 1,417,059	$ 2,496,618	$ 1,017,899
Cash	6	68	10
Receivables:
Dividends and interest	410	20,352	1,010
Expense reimbursement from Manager	411	–	–
Expense reimbursement from Underwriter	54	1	–
Fund shares sold	1,616	22,676	2,449
Investment securities sold	–	1,768	615
Other assets	27	–	–
Prepaid expenses	–	98	–
Total Assets	1,419,583	2,541,581	1,021,983
Liabilities
Accrued management and investment advisory fees	473	1,501	467
Accrued administrative service fees	30	1	–
Accrued distribution fees	150	593	170
Accrued service fees	37	1	–
Accrued transfer agent fees	512	69	304
Accrued directors' expenses	27	4	3
Accrued other expenses	198	–	67
Payables:
Dividends payable	–	13,581	–
Fund shares redeemed	3,299	6,485	978
Investment securities purchased	2,969	2,790	335
Total Liabilities	7,695	25,025	2,324
Net Assets Applicable to Outstanding Shares	$ 1,411,888	$ 2,516,556	$ 1,019,659
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,479,687	$ 2,364,323	$ 640,867
Accumulated undistributed (overdistributed) net investment income (loss)	–	(3,316)	3,065
Accumulated undistributed (overdistributed) net realized gain (loss)	(67,799)	(182,598)	19,940
Net unrealized appreciation (depreciation) of investments	–	338,147	355,787
Total Net Assets	$ 1,411,888	$ 2,516,556	$ 1,019,659
Capital Stock (par value: $.01 a share):
Shares authorized	17,575,000	555,000	780,000
Net Asset Value Per Share:
Class A: Net Assets	$ 540,945	$ 740,125	$ 428,352
Shares Issued and Outstanding	542,146	77,352	11,431
Net Asset Value per share	$ 1.00	$ 9.57	$ 37.47
Maximum Offering Price	$ 1.00	$ 9.94(a)	$ 39.65 (b)
Class B: Net Assets	$ 46,625	N/A	$ 76,385
Shares Issued and Outstanding	46,730		2,389
Net Asset Value per share	$ 1.00 (c)		$ 31.97 (c)
Class C: Net Assets	$ 23,084	$ 523,237	$ 19,701
Shares Issued and Outstanding	23,136	54,706	613
Net Asset Value per share	$ 1.00 (c)	$ 9.56(c)	$ 32.15 (c)
Class J: Net Assets	$ 315,570	$ 25,320	N/A
Shares Issued and Outstanding	316,261	2,688
Net Asset Value per share	$ 1.00 (c)	$ 9.42(c)
Institutional: Net Assets	$ 220,299	$ 1,221,175	$ 495,166
Shares Issued and Outstanding	220,809	128,142	13,081
Net Asset Value per share	$ 1.00	$ 9.53	$ 37.85
R-1: Net Assets	$ 9,668	$ 1,424	$ 11
Shares Issued and Outstanding	9,689	150	–
Net Asset Value per share	$ 1.00	$ 9.50	$ 37.80
R-2: Net Assets	$ 28,977	$ 762	$ 11
Shares Issued and Outstanding	29,040	81	–
Net Asset Value per share	$ 1.00	$ 9.47	$ 37.81
R-3: Net Assets	$ 59,544	$ 1,826	$ 11
Shares Issued and Outstanding	59,677	192	–
Net Asset Value per share	$ 1.00	$ 9.49	$ 37.82
R-4: Net Assets	$ 22,682	$ 1,983	$ 11
Shares Issued and Outstanding	22,730	209	–
Net Asset Value per share	$ 1.00	$ 9.49	$ 37.83
R-5: Net Assets	$ 144,494	$ 704	$ 11
Shares Issued and Outstanding	144,811	74	–
Net Asset Value per share	$ 1.00	$ 9.51	$ 37.84

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

10

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	Real Estate	Short-Term Bond	Short-Term Income
Amounts in thousands, except per share amounts	Securities Fund	Fund	Fund
Investment in securities--at cost	$ 1,319,249	$ 138,797	$ 682,011
Assets
Investment in securities--at value	$ 1,798,540	$ 133,167	$ 694,668
Cash	–	44	10
Receivables:
Dividends and interest	1,514	1,218	5,665
Expense reimbursement from Manager	54	11	–
Expense reimbursement from Underwriter	5	2	–
Fund shares sold	2,550	496	6,628
Investment securities sold	36,390	194	–
Prepaid directors' expenses	–	–	1
Prepaid expenses	–	–	29
Total Assets	1,839,053	135,132	707,001
Liabilities
Accrued management and investment advisory fees	1,181	44	243
Accrued administrative service fees	16	1	–
Accrued distribution fees	97	31	75
Accrued service fees	20	1	–
Accrued transfer agent fees	151	80	12
Accrued directors' expenses	2	–	–
Accrued other expenses	40	36	–
Cash overdraft	13	–	–
Payables:
Dividends payable	–	234	1,522
Fund shares redeemed	884	63	1,388
Investment securities purchased	32,767	847	8,200
Variation margin on futures contracts	–	–	105
Total Liabilities	35,171	1,337	11,545
Net Assets Applicable to Outstanding Shares	$ 1,803,882	$ 133,795	$ 695,456
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 1,867,101	$ 177,543	$ 688,936
Accumulated undistributed (overdistributed) net investment income (loss)	2,326	(574)	122
Accumulated undistributed (overdistributed) net realized gain (loss)	(544,836)	(37,544)	(6,110)
Net unrealized appreciation (depreciation) of investments	479,291	(5,630)	12,508
Total Net Assets	$ 1,803,882	$ 133,795	$ 695,456
Capital Stock (par value: $.01 a share):
Shares authorized	730,000	655,000	550,000
Net Asset Value Per Share:
Class A: Net Assets	$ 94,486	$ 62,858	$ 207,051
Shares Issued and Outstanding	6,200	7,098	17,273
Net Asset Value per share	$ 15.24	$ 8.86	$ 11.99
Maximum Offering Price	$ 16.13 (a)	$ 9.06(b)	$ 12.27 (b)
Class B: Net Assets	$ 13,709	N/A	N/A
Shares Issued and Outstanding	906
Net Asset Value per share	$ 15.13 (c)
Class C: Net Assets	$ 9,202	$ 6,304	$ 63,734
Shares Issued and Outstanding	607	711	5,313
Net Asset Value per share	$ 15.15 (c)	$ 8.87(c)	$ 12.00 (c)
Class J: Net Assets	$ 123,887	$ 48,485	N/A
Shares Issued and Outstanding	8,297	5,464
Net Asset Value per share	$ 14.93 (c)	$ 8.87(c)
Institutional: Net Assets	$ 1,414,220	$ 11,068	$ 424,671
Shares Issued and Outstanding	92,777	1,251	35,440
Net Asset Value per share	$ 15.24	$ 8.86	$ 11.98
R-1: Net Assets	$ 6,465	$ 726	N/A
Shares Issued and Outstanding	428	82
Net Asset Value per share	$ 15.11	$ 8.86
R-2: Net Assets	$ 15,613	$ 122	N/A
Shares Issued and Outstanding	1,059	14
Net Asset Value per share	$ 14.74	$ 8.89
R-3: Net Assets	$ 44,671	$ 2,808	N/A
Shares Issued and Outstanding	2,981	315
Net Asset Value per share	$ 14.98	$ 8.91
R-4: Net Assets	$ 20,687	$ 248	N/A
Shares Issued and Outstanding	1,391	28
Net Asset Value per share	$ 14.87	$ 8.84
R-5: Net Assets	$ 60,942	$ 1,176	N/A
Shares Issued and Outstanding	4,091	133
Net Asset Value per share	$ 14.90	$ 8.83

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.25% of the offering price or 2.30% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

11

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands, except per share amounts	Fund	Fund	Fund II
Investment in securities--at cost	$ 175,038	$ 213,356	$ 265,347
Assets
Investment in securities--at value	$ 221,949	$ 268,232	$ 339,275
Cash	187	224	4,237
Receivables:
Dividends and interest	88	60	42
Expense reimbursement from Manager	2	6	20
Expense reimbursement from Underwriter	4	1	1
Fund shares sold	73	74	23
Investment securities sold	277	835	8,838
Other assets	1	–	–
Prepaid directors' expenses	–	1	–
Total Assets	222,581	269,433	352,436
Liabilities
Accrued management and investment advisory fees	134	164	293
Accrued administrative service fees	1	1	4
Accrued distribution fees	58	21	17
Accrued service fees	1	1	5
Accrued transfer agent fees	127	88	39
Accrued directors' expenses	–	–	1
Accrued other expenses	42	16	26
Payables:
Fund shares redeemed	44	275	735
Investment securities purchased	875	2,502	3,430
Line of credit	–	–	60
Variation margin on futures contracts	71	86	245
Total Liabilities	1,353	3,154	4,855
Net Assets Applicable to Outstanding Shares	$ 221,228	$ 266,279	$ 347,581
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 249,773	$ 306,411	$ 379,781
Accumulated undistributed (overdistributed) net investment income (loss)	(177)	(827)	(1,363)
Accumulated undistributed (overdistributed) net realized gain (loss)	(75,423)	(94,355)	(104,799)
Net unrealized appreciation (depreciation) of investments	47,055	55,050	73,962
Total Net Assets	$ 221,228	$ 266,279	$ 347,581
Capital Stock (par value: $.01 a share):
Shares authorized	455,000	705,000	440,000
Net Asset Value Per Share:
Class A: Net Assets	$ 75,450	$ 34,760	$ 14,662
Shares Issued and Outstanding	5,713	4,828	2,012
Net Asset Value per share	$ 13.21	$ 7.20	$ 7.29
Maximum Offering Price	$ 13.98 (a)	$ 7.62(a)	$ 7.71 (a)
Class B: Net Assets	$ 7,484	$ 2,525	$ 3,076
Shares Issued and Outstanding	594	362	439
Net Asset Value per share	$ 12.59 (b)	$ 6.97(b)	$ 7.01 (b)
Class C: Net Assets	$ 1,228	$ 1,689	$ 923
Shares Issued and Outstanding	95	239	129
Net Asset Value per share	$ 12.92 (b)	$ 7.06(b)	$ 7.15 (b)
Class J: Net Assets	$ 93,000	$ 26,689	$ 18,000
Shares Issued and Outstanding	7,313	3,930	2,713
Net Asset Value per share	$ 12.72 (b)	$ 6.79(b)	$ 6.63 (b)
Institutional: Net Assets	$ 36,193	$ 194,542	$ 277,143
Shares Issued and Outstanding	2,673	26,292	36,525
Net Asset Value per share	$ 13.54	$ 7.40	$ 7.59
R-1: Net Assets	$ 280	$ 771	$ 1,375
Shares Issued and Outstanding	22	110	191
Net Asset Value per share	$ 13.00	$ 7.03	$ 7.21
R-2: Net Assets	$ 1,328	$ 538	$ 6,847
Shares Issued and Outstanding	102	75	984
Net Asset Value per share	$ 13.00	$ 7.16	$ 6.96
R-3: Net Assets	$ 978	$ 2,364	$ 7,439
Shares Issued and Outstanding	74	325	1,038
Net Asset Value per share	$ 13.22	$ 7.28	$ 7.17
R-4: Net Assets	$ 2,188	$ 474	$ 6,807
Shares Issued and Outstanding	163	63	935
Net Asset Value per share	$ 13.44	$ 7.46	$ 7.28
R-5: Net Assets	$ 3,099	$ 1,927	$ 11,309
Shares Issued and Outstanding	228	256	1,529
Net Asset Value per share	$ 13.57	$ 7.54	$ 7.39

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

12

STATEMENTS OF ASSETS AND LIABILITIES
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

	SmallCap Value	Tax-Exempt Bond
Amounts in thousands, except per share amounts	Fund	Fund
Investment in securities--at cost	$ 367,370	$ 266,691
Assets
Investment in securities--at value	$ 445,246	$ 274,199
Cash	10	174
Receivables:
Dividends and interest	277	4,332
Expense reimbursement from Manager	6	27
Expense reimbursement from Underwriter	2	–
Fund shares sold	317	847
Investment securities sold	16,575	–
Other assets	–	9
Prepaid directors' expenses	1	–
Prepaid expenses	2	80
Total Assets	462,436	279,668
Liabilities
Accrued management and investment advisory fees	285	106
Accrued administrative service fees	6	–
Accrued distribution fees	31	62
Accrued service fees	8	–
Accrued transfer agent fees	54	37
Accrued directors' expenses	–	1
Payables:
Dividends payable	–	980
Fund shares redeemed	247	188
Interest expense and fees payable	–	46
Investment securities purchased	4,393	–
Floating rate notes issued	–	19,284
Total Liabilities	5,024	20,704
Net Assets Applicable to Outstanding Shares	$ 457,412	$ 258,964
Net Assets Consist of:
Capital Shares and additional paid-in-capital	$ 555,664	$ 265,778
Accumulated undistributed (overdistributed) net investment income (loss)	755	592
Accumulated undistributed (overdistributed) net realized gain (loss)	(176,883)	(14,914)
Net unrealized appreciation (depreciation) of investments	77,876	7,508
Total Net Assets	$ 457,412	$ 258,964
Capital Stock (par value: $.01 a share):
Shares authorized	830,000	300,000
Net Asset Value Per Share:
Class A: Net Assets	$ 15,974	$ 244,238
Shares Issued and Outstanding	1,103	34,413
Net Asset Value per share	$ 14.48	$ 7.10
Maximum Offering Price	$ 15.32 (a)	$ 7.38(b)
Class B: Net Assets	$ 3,086	$ 7,394
Shares Issued and Outstanding	219	1,042
Net Asset Value per share	$ 14.10 (c)	$ 7.10(c)
Class C: Net Assets	$ 3,682	$ 7,332
Shares Issued and Outstanding	258	1,031
Net Asset Value per share	$ 14.29 (c)	$ 7.11(c)
Class J: Net Assets	$ 44,714	N/A
Shares Issued and Outstanding	3,191
Net Asset Value per share	$ 14.01 (c)
Institutional: Net Assets	$ 331,839	N/A
Shares Issued and Outstanding	22,908
Net Asset Value per share	$ 14.49
R-1: Net Assets	$ 2,150	N/A
Shares Issued and Outstanding	150
Net Asset Value per share	$ 14.30
R-2: Net Assets	$ 6,827	N/A
Shares Issued and Outstanding	477
Net Asset Value per share	$ 14.31
R-3: Net Assets	$ 14,293	N/A
Shares Issued and Outstanding	989
Net Asset Value per share	$ 14.46
R-4: Net Assets	$ 6,748	N/A
Shares Issued and Outstanding	464
Net Asset Value per share	$ 14.54
R-5: Net Assets	$ 28,099	N/A
Shares Issued and Outstanding	1,923
Net Asset Value per share	$ 14.61

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
(b)	Maximum offering price equals net asset value plus a front-end sales charge of 3.75% of the offering price or 3.90% of the net asset value.
(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

13

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

			Disciplined
	Bond & Mortgage	California Municipal	LargeCap Blend
Amounts in thousands	Securities Fund	Fund	Fund
Net Investment Income (Loss)
Income:
Dividends	$ 114	$ –	$ 19,985
Interest	52,592	9,064	39
Total Income	52,706	9,064	20,024
Expenses:
Management and investment advisory fees	5,134	765	5,954
Distribution fees - Class A	159	327	263
Distribution fees - Class B	61	161	90
Distribution fees - Class C	23	61	10
Distribution fees - Class J	434	N/A	N/A
Distribution fees - R-1	18	N/A	2
Distribution fees - R-2	42	N/A	3
Distribution fees - R-3	58	N/A	9
Distribution fees - R-4	14	N/A	2
Administrative service fees - R-1	14	N/A	2
Administrative service fees - R-2	28	N/A	2
Administrative service fees - R-3	35	N/A	5
Administrative service fees - R-4	18	N/A	3
Administrative service fees - R-5	32	N/A	1
Registration fees - Class A	8	11	8
Registration fees - Class B	8	9	7
Registration fees - Class C	8	9	8
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	10	N/A	10
Service fees - R-1	13	N/A	2
Service fees - R-2	35	N/A	3
Service fees - R-3	39	N/A	6
Service fees - R-4	21	N/A	3
Service fees - R-5	44	N/A	1
Shareholder reports - Class A	10	2	20
Shareholder reports - Class B	2	1	4
Shareholder reports - Class J	22	N/A	N/A
Transfer agent fees - Class A	166	61	339
Transfer agent fees - Class B	32	17	69
Transfer agent fees - Class C	6	4	5
Transfer agent fees - Class J	140	N/A	N/A
Transfer agent fees - Institutional	1	N/A	1
Custodian fees	12	2	5
Directors' expenses	11	6	5
Interest expense and fees	–	117	–
Professional fees	6	5	9
Other expenses	18	4	16
Total Gross Expenses	6,692	1,562	6,867
Less: Reimbursement from Manager - Class A	80	–	–
Less: Reimbursement from Manager - Class B	37	–	–
Less: Reimbursement from Manager - Class C	9	–	10
Less: Reimbursement from Manager - Institutional	11	N/A	–
Less: Reimbursement from Underwriter - Class J	48	N/A	N/A
Total Net Expenses	6,507	1,562	6,857
Net Investment Income (Loss)	46,199	7,502	13,167

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	17,920	(1,516)	179,734
Foreign currency transactions	96	–	–
Futures contracts	1,248	–	12,477
Swap agreements	(7,698)	–	–
Change in unrealized appreciation/depreciation of:
Investments	72,263	6,234	88,196
Futures contracts	(957)	–	327
Swap agreements	(1,074)	–	–
Translation of assets and liabilities in foreign currencies	50	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	81,848	4,718	280,734
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 128,047	$ 12,220	$ 293,901

See accompanying notes.

14

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Diversified		Global Diversified
Amounts in thousands	International Fund	Equity Income Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends	$ 20,270	$ 38,833	$ 2,235
Withholding tax	(2,957)	–	(61)
Interest	10	202	4,502
Total Income	17,323	39,035	6,676
Expenses:
Management and investment advisory fees	6,686	5,475	740
Distribution fees - Class A	347	760	89
Distribution fees - Class B	116	696	N/A
Distribution fees - Class C	58	536	131
Distribution fees - Class J	390	N/A	N/A
Distribution fees - R-1	17	–	N/A
Distribution fees - R-2	31	–	N/A
Distribution fees - R-3	88	–	N/A
Distribution fees - R-4	26	–	N/A
Administrative service fees - R-1	13	–	N/A
Administrative service fees - R-2	21	–	N/A
Administrative service fees - R-3	53	–	N/A
Administrative service fees - R-4	33	–	N/A
Administrative service fees - R-5	45	–	N/A
Registration fees - Class A	12	5	13
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	7	12
Registration fees - Class J	10	N/A	N/A
Registration fees - Institutional	10	10	10
Service fees - R-1	12	–	N/A
Service fees - R-2	26	–	N/A
Service fees - R-3	60	–	N/A
Service fees - R-4	38	–	N/A
Service fees - R-5	61	–	N/A
Shareholder reports - Class A	32	28	1
Shareholder reports - Class B	5	17	N/A
Shareholder reports - Class C	1	5	–
Shareholder reports - Class J	20	N/A	N/A
Transfer agent fees - Class A	482	651	7
Transfer agent fees - Class B	78	273	N/A
Transfer agent fees - Class C	21	105	3
Transfer agent fees - Class J	149	N/A	N/A
Transfer agent fees - Institutional	3	3	1
Custodian fees	198	1	12
Directors' expenses	14	14	1
Professional fees	24	10	8
Other expenses	16	17	1
Total Gross Expenses	9,211	8,620	1,029
Less: Reimbursement from Manager - Class C	20	–	–
Less: Reimbursement from Underwriter - Class J	43	N/A	N/A
Total Net Expenses	9,148	8,620	1,029
Net Investment Income (Loss)	8,175	30,415	5,647

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	57,053	24,649	6,256
Foreign currency transactions	(307)	–	–
Change in unrealized appreciation/depreciation of:
Investments	19,690	228,446	9,794
Translation of assets and liabilities in foreign currencies	(22)	–	(3)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	76,414	253,095	16,047
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 84,589	$ 283,510	$ 21,694

See accompanying notes.

15

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Global Real Estate	Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated securities	$ –	$ –	$ 524
Dividends	199	–	1,748
Withholding tax	(11)	–	(70)
Interest	–	34,732	131,418
Total Income	188	34,732	133,620
Expenses:
Management and investment advisory fees	49	3,630	7,293
Distribution fees - Class A	10	391	2,015
Distribution fees - Class B	N/A	261	383
Distribution fees - Class C	9	173	1,817
Distribution fees - Class J	N/A	217	N/A
Distribution fees - R-1	N/A	5	N/A
Distribution fees - R-2	N/A	12	N/A
Distribution fees - R-3	N/A	17	N/A
Distribution fees - R-4	N/A	2	N/A
Administrative service fees - R-1	N/A	4	N/A
Administrative service fees - R-2	N/A	8	N/A
Administrative service fees - R-3	N/A	10	N/A
Administrative service fees - R-4	N/A	3	N/A
Administrative service fees - R-5	N/A	7	N/A
Registration fees - Class A	11	10	44
Registration fees - Class B	N/A	7	10
Registration fees - Class C	11	11	15
Registration fees - Class J	N/A	14	N/A
Registration fees - Institutional	10	10	13
Service fees - R-1	N/A	4	N/A
Service fees - R-2	N/A	10	N/A
Service fees - R-3	N/A	11	N/A
Service fees - R-4	N/A	3	N/A
Service fees - R-5	N/A	9	N/A
Shareholder reports - Class A	1	16	71
Shareholder reports - Class B	N/A	2	4
Shareholder reports - Class C	–	1	16
Shareholder reports - Class J	N/A	5	N/A
Shareholder reports - Institutional	–	–	11
Transfer agent fees - Class A	8	254	1,083
Transfer agent fees - Class B	N/A	72	62
Transfer agent fees - Class C	3	17	191
Transfer agent fees - Class J	N/A	88	N/A
Transfer agent fees - Institutional	–	1	117
Custodian fees	15	3	9
Directors' expenses	1	9	34
Professional fees	9	7	8
Other expenses	–	12	29
Total Gross Expenses	137	5,316	13,225
Less: Reimbursement from Manager - Class A	26	–	–
Less: Reimbursement from Manager - Class B	N/A	43	–
Less: Reimbursement from Manager - Class C	15	8	–
Less: Reimbursement from Manager - Class J	N/A	61	N/A
Less: Reimbursement from Manager - Institutional	13	–	11
Less: Reimbursement from Manager - R-1	N/A	1	N/A
Less: Reimbursement from Manager - R-2	N/A	4	N/A
Less: Reimbursement from Manager - R-3	N/A	6	N/A
Less: Reimbursement from Manager - R-4	N/A	2	N/A
Less: Reimbursement from Manager - R-5	N/A	6	N/A
Less: Reimbursement from Underwriter - Class A	–	156	–
Less: Reimbursement from Underwriter - Class J	N/A	24	N/A
Total Net Expenses	83	5,005	13,214
Net Investment Income (Loss)	105	29,727	120,406

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	262	310	60,725
Foreign currency transactions	(5)	–	731
Change in unrealized appreciation/depreciation of:
Investments	1,035	12,699	84,757
Investments in affiliated securities	–	–	8,253
Translation of assets and liabilities in foreign currencies	11	–	77
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	1,303	13,009	154,543
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 1,408	$ 42,736	$ 274,949
See accompanying notes.

16

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

			International
		Inflation	Emerging Markets
Amounts in thousands	Income Fund	Protection Fund	Fund
Net Investment Income (Loss)
Income:
Dividends	$ 16	$ –	$ 11,053
Withholding tax	–	–	(1,197)
Interest	35,535	5,591	6
Securities lending - net	–	5	–
Total Income	35,551	5,596	9,862
Expenses:
Management and investment advisory fees	2,800	954	8,046
Distribution fees - Class A	246	15	155
Distribution fees - Class B	257	N/A	90
Distribution fees - Class C	204	10	60
Distribution fees - Class J	22	15	441
Distribution fees - R-1	–	1	15
Distribution fees - R-2	–	1	19
Distribution fees - R-3	–	2	44
Distribution fees - R-4	–	–	14
Administrative service fees - R-1	–	1	12
Administrative service fees - R-2	–	1	12
Administrative service fees - R-3	–	1	27
Administrative service fees - R-4	–	–	18
Administrative service fees - R-5	–	–	21
Registration fees - Class A	13	8	11
Registration fees - Class B	9	N/A	8
Registration fees - Class C	9	8	8
Registration fees - Class J	12	8	17
Registration fees - Institutional	10	10	10
Service fees - R-1	–	1	11
Service fees - R-2	–	1	16
Service fees - R-3	–	1	30
Service fees - R-4	–	–	21
Service fees - R-5	–	–	28
Shareholder reports - Class A	9	1	11
Shareholder reports - Class B	3	N/A	3
Shareholder reports - Class C	2	–	2
Shareholder reports - Class J	–	1	16
Shareholder reports - Institutional	4	–	6
Transfer agent fees - Class A	120	11	191
Transfer agent fees - Class B	50	N/A	46
Transfer agent fees - Class C	22	4	21
Transfer agent fees - Class J	20	10	153
Transfer agent fees - Institutional	37	1	44
Custodian fees	2	1	313
Directors' expenses	6	6	10
Professional fees	8	5	18
Other expenses	9	5	18
Total Gross Expenses	3,874	1,083	9,986
Less: Reimbursement from Manager - Class A	–	5	–
Less: Reimbursement from Manager - Class B	17	N/A	–
Less: Reimbursement from Manager - Class C	1	9	–
Less: Reimbursement from Manager - Class J	23	7	–
Less: Reimbursement from Underwriter - Class J	2	2	49
Total Net Expenses	3,831	1,060	9,937
Net Investment Income (Loss)	31,720	4,536	(75)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(9,532)	1,855	102,425
Foreign currency transactions	5	–	(594)
Futures contracts	–	949	–
Change in unrealized appreciation/depreciation of:
Investments	29,520	11,936	62,586
Futures contracts	–	(58)	–
Translation of assets and liabilities in foreign currencies	1	–	36
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	19,994	14,682	164,453
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 51,714	$ 19,218	$ 164,378

See accompanying notes.

17

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	International	LargeCap Blend	LargeCap Blend
Amounts in thousands	Growth Fund	Fund I	Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 18,142	$ 9,587	$ 7,202
Withholding tax	(2,815)	–	–
Interest	8	16	8
Total Income	15,335	9,603	7,210
Expenses:
Management and investment advisory fees	6,544	2,143	2,842
Distribution fees - Class A	7	105	50
Distribution fees - Class B	N/A	22	59
Distribution fees - Class C	2	4	6
Distribution fees - Class J	88	74	227
Distribution fees - R-1	2	2	7
Distribution fees - R-2	9	3	25
Distribution fees - R-3	23	1	31
Distribution fees - R-4	3	1	7
Administrative service fees - R-1	2	1	5
Administrative service fees - R-2	6	2	16
Administrative service fees - R-3	14	1	19
Administrative service fees - R-4	3	1	9
Administrative service fees - R-5	7	2	15
Registration fees - Class A	10	9	8
Registration fees - Class B	N/A	8	8
Registration fees - Class C	9	8	8
Registration fees - Class J	7	7	9
Registration fees - Institutional	10	10	10
Service fees - R-1	2	1	5
Service fees - R-2	8	2	20
Service fees - R-3	15	1	21
Service fees - R-4	4	1	10
Service fees - R-5	10	3	20
Shareholder meeting expense	–	–	1
Shareholder meeting expense - Class A	–	26	8
Shareholder meeting expense - Class B	N/A	2	2
Shareholder meeting expense - Class J	–	5	–
Shareholder meeting expense - Institutional	–	5	–
Shareholder reports - Class A	1	13	5
Shareholder reports - Class B	N/A	1	1
Shareholder reports - Class J	5	3	9
Shareholder reports - Institutional	6	–	6
Transfer agent fees - Class A	7	198	73
Transfer agent fees - Class B	N/A	20	28
Transfer agent fees - Class C	3	3	4
Transfer agent fees - Class J	38	25	60
Transfer agent fees - Institutional	50	1	47
Custodian fees	80	7	10
Directors' expenses	9	3	12
Professional fees	11	5	5
Other expenses	15	6	9
Total Gross Expenses	7,010	2,735	3,717
Less: Reimbursement from Manager	–	29	69
Less: Reimbursement from Manager - Class A	8	–	–
Less: Reimbursement from Manager - Class C	10	9	9
Less: Reimbursement from Underwriter - Class J	10	8	25
Total Net Expenses	6,982	2,689	3,614
Net Investment Income (Loss)	8,353	6,914	3,596

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	68,821	23,367	13,395
Foreign currency transactions	(57)	–	–
Futures contracts	–	2,840	2,149
Change in unrealized appreciation/depreciation of:
Investments	4,546	106,447	90,246
Futures contracts	–	1,299	396
Translation of assets and liabilities in foreign currencies	(43)	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	73,267	133,953	106,186
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 81,620	$ 140,867	$ 109,782

See accompanying notes.

18

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	LargeCap Growth	LargeCap Growth	LargeCap Growth
Amounts in thousands	Fund	Fund I	Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 7,306	$ 8,034	$ 12,452
Interest	32	41	20
Total Income	7,338	8,075	12,472
Expenses:
Management and investment advisory fees	7,584	7,172	7,728
Distribution fees - Class A	383	54	4
Distribution fees - Class B	114	26	N/A
Distribution fees - Class C	49	7	3
Distribution fees - Class J	96	105	58
Distribution fees - R-1	28	4	3
Distribution fees - R-2	27	13	12
Distribution fees - R-3	72	23	11
Distribution fees - R-4	17	3	5
Administrative service fees - R-1	22	3	2
Administrative service fees - R-2	18	9	8
Administrative service fees - R-3	43	14	7
Administrative service fees - R-4	22	4	6
Administrative service fees - R-5	68	14	13
Registration fees - Class A	13	8	7
Registration fees - Class B	7	7	N/A
Registration fees - Class C	8	8	8
Registration fees - Class J	9	8	8
Registration fees - Institutional	10	10	10
Service fees - R-1	20	3	2
Service fees - R-2	22	11	10
Service fees - R-3	49	16	8
Service fees - R-4	26	4	6
Service fees - R-5	93	20	18
Shareholder meeting expense - Class A	–	8	1
Shareholder meeting expense - Class B	–	1	N/A
Shareholder reports - Class A	49	7	–
Shareholder reports - Class B	3	1	N/A
Shareholder reports - Class C	1	–	–
Shareholder reports - Class J	5	6	3
Shareholder reports - Institutional	6	–	–
Transfer agent fees - Class A	702	103	7
Transfer agent fees - Class B	87	20	N/A
Transfer agent fees - Class C	14	4	2
Transfer agent fees - Class J	42	63	27
Transfer agent fees - Institutional	60	1	1
Custodian fees	2	9	9
Directors' expenses	14	14	12
Professional fees	9	6	7
Other expenses	20	15	14
Total Gross Expenses	9,814	7,804	8,020
Less: Reimbursement from Manager	–	508	117
Less: Reimbursement from Manager - Class A	–	–	7
Less: Reimbursement from Manager - Class C	–	8	9
Less: Reimbursement from Underwriter - Class J	11	12	6
Total Net Expenses	9,803	7,276	7,881
Net Investment Income (Loss)	(2,465)	799	4,591

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	139,938	87,707	143,457
Foreign currency transactions	–	–	280
Futures contracts	–	5,390	4,335
Change in unrealized appreciation/depreciation of:
Investments	275,967	229,381	67,281
Futures contracts	–	1,825	997
Translation of assets and liabilities in foreign currencies	–	–	(15)
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	415,905	324,303	216,335
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 413,440	$ 325,102	$ 220,926

See accompanying notes.

19

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	LargeCap S&P 500	LargeCap Value	LargeCap Value
Amounts in thousands	Index Fund	Fund	Fund III
Net Investment Income (Loss)
Income:
Dividends	$ 10,590	$ 10,251	$ 19,613
Interest	21	13	28
Total Income	10,611	10,264	19,641
Expenses:
Management and investment advisory fees	822	2,079	7,198
Distribution fees - Class A	45	201	41
Distribution fees - Class B	N/A	38	38
Distribution fees - Class C	22	7	5
Distribution fees - Class J	627	90	156
Distribution fees - R-1	24	3	8
Distribution fees - R-2	77	5	29
Distribution fees - R-3	159	7	43
Distribution fees - R-4	46	1	9
Administrative service fees - R-1	19	2	6
Administrative service fees - R-2	51	3	20
Administrative service fees - R-3	96	4	26
Administrative service fees - R-4	59	2	11
Administrative service fees - R-5	103	3	17
Registration fees - Class A	8	8	7
Registration fees - Class B	N/A	7	8
Registration fees - Class C	8	8	8
Registration fees - Class J	10	8	9
Registration fees - Institutional	10	10	10
Service fees - R-1	17	2	6
Service fees - R-2	64	4	25
Service fees - R-3	108	5	29
Service fees - R-4	69	1	13
Service fees - R-5	141	4	23
Shareholder meeting expense	–	–	1
Shareholder meeting expense - Class A	–	–	9
Shareholder meeting expense - Class B	N/A	–	2
Shareholder reports - Class A	7	17	5
Shareholder reports - Class B	N/A	1	1
Shareholder reports - Class J	27	5	9
Shareholder reports - Institutional	6	6	–
Transfer agent fees - Class A	103	269	76
Transfer agent fees - Class B	N/A	27	26
Transfer agent fees - Class C	6	4	4
Transfer agent fees - Class J	180	41	58
Transfer agent fees - Institutional	48	47	3
Custodian fees	6	4	4
Directors' expenses	16	6	17
Professional fees	5	5	7
Other expenses	14	7	23
Total Gross Expenses	3,003	2,941	7,990
Less: Reimbursement from Manager	–	–	111
Less: Reimbursement from Manager - Class A	–	–	77
Less: Reimbursement from Manager - Class B	N/A	–	33
Less: Reimbursement from Manager - Class C	11	10	12
Less: Reimbursement from Manager - Institutional	4	–	–
Less: Reimbursement from Underwriter - Class J	70	10	17
Total Net Expenses	2,918	2,921	7,740
Net Investment Income (Loss)	7,693	7,343	11,901

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	5,018	24,131	96,097
Futures contracts	(2,132)	843	3,310
Change in unrealized appreciation/depreciation of:
Investments	141,762	112,510	163,937
Futures contracts	1,371	708	313
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	146,019	138,192	263,657
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 153,712	$ 145,535	$ 275,558

See accompanying notes.

20

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

		MidCap Growth	MidCap Value
Amounts in thousands	MidCap Blend Fund	Fund III	Fund I
Net Investment Income (Loss)
Income:
Dividends	$ 8,640	$ 5,437	$ 14,181
Interest	8	18	28
Total Income	8,648	5,455	14,209
Expenses:
Management and investment advisory fees	3,725	6,252	6,415
Distribution fees - Class A	585	38	9
Distribution fees - Class B	219	27	6
Distribution fees - Class C	65	9	6
Distribution fees - Class J	350	63	115
Distribution fees - R-1	4	9	12
Distribution fees - R-2	7	18	27
Distribution fees - R-3	16	45	44
Distribution fees - R-4	4	15	11
Administrative service fees - R-1	3	7	9
Administrative service fees - R-2	5	12	18
Administrative service fees - R-3	9	27	26
Administrative service fees - R-4	5	20	15
Administrative service fees - R-5	11	10	18
Registration fees - Class A	11	9	9
Registration fees - Class B	9	8	10
Registration fees - Class C	9	8	13
Registration fees - Class J	8	8	10
Registration fees - Institutional	10	10	10
Service fees - R-1	3	6	8
Service fees - R-2	5	15	23
Service fees - R-3	11	30	30
Service fees - R-4	6	23	17
Service fees - R-5	15	14	24
Shareholder reports - Class A	37	4	1
Shareholder reports - Class B	5	1	–
Shareholder reports - Class C	1	–	–
Shareholder reports - Class J	17	4	1
Shareholder reports - Institutional	2	–	12
Transfer agent fees - Class A	574	70	17
Transfer agent fees - Class B	103	18	5
Transfer agent fees - Class C	17	5	3
Transfer agent fees - Class J	128	36	48
Transfer agent fees - Institutional	6	1	48
Custodian fees	3	11	19
Directors' expenses	13	14	17
Professional fees	4	9	1
Other expenses	10	12	11
Total Gross Expenses	6,015	6,868	7,068
Less: Reimbursement from Manager	–	142	130
Less: Reimbursement from Manager - Class A	23	4	23
Less: Reimbursement from Manager - Class B	11	13	15
Less: Reimbursement from Manager - Class C	6	8	16
Less: Reimbursement from Underwriter - Class J	39	7	13
Total Net Expenses	5,936	6,694	6,871
Net Investment Income (Loss)	2,712	(1,239)	7,338

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	57,365	50,155	75,512
Foreign currency transactions	(1)	–	–
Futures contracts	–	5,980	7,934
Change in unrealized appreciation/depreciation of:
Investments	164,815	220,951	200,597
Futures contracts	–	3,403	3,772
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	222,179	280,489	287,815
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 224,891	$ 279,250	$ 295,153

See accompanying notes.

21

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Money Market	Preferred Securities	Principal Capital
Amounts in thousands	Fund (a)	Fund	Appreciation Fund
Net Investment Income (Loss)
Income:
Dividends	$ –	$ 64,087	$ 7,966
Interest	2,750	31,039	11
Total Income	2,750	95,126	7,977
Expenses:
Management and investment advisory fees	3,219	8,851	2,659
Distribution fees - Class A	N/A	885	502
Distribution fees - Class B	282	N/A	404
Distribution fees - Class C	134	2,368	89
Distribution fees - Class J	418	54	N/A
Distribution fees - Class S	158	N/A	N/A
Distribution fees - R-1	17	2	–
Distribution fees - R-2	41	2	–
Distribution fees - R-3	79	2	–
Distribution fees - R-4	12	1	–
Administrative service fees - R-1	14	2	–
Administrative service fees - R-2	27	1	–
Administrative service fees - R-3	48	1	–
Administrative service fees - R-4	15	1	–
Administrative service fees - R-5	80	1	–
Registration fees - Class A	33	27	5
Registration fees - Class B	11	N/A	8
Registration fees - Class C	16	14	8
Registration fees - Class J	39	8	N/A
Registration fees - Class S	4	N/A	N/A
Registration fees - Institutional	22	18	10
Service fees - Class S	26	N/A	N/A
Service fees - R-1	12	2	–
Service fees - R-2	34	1	–
Service fees - R-3	54	1	–
Service fees - R-4	17	2	–
Service fees - R-5	109	1	–
Shareholder reports - Class A	25	24	25
Shareholder reports - Class B	6	N/A	12
Shareholder reports - Class C	2	14	1
Shareholder reports - Class J	66	3	N/A
Shareholder reports - Class S	7	N/A	N/A
Shareholder reports - Institutional	–	2	–
Transfer agent fees - Class A	465	343	390
Transfer agent fees - Class B	64	N/A	185
Transfer agent fees - Class C	24	221	24
Transfer agent fees - Class J	248	28	N/A
Transfer agent fees - Class S	11	N/A	N/A
Transfer agent fees - Institutional	1	82	1
Custodian fees	3	6	6
Directors' expenses	30	21	8
Professional fees	40	6	7
Other expenses	32	21	10
Total Gross Expenses	5,945	13,016	4,354
Less: Reimbursement from Manager - Class A	724	168	–
Less: Reimbursement from Manager - Class B	311	N/A	–
Less: Reimbursement from Manager - Class C	51	102	–
Less: Reimbursement from Manager - Class J	886	–	N/A
Less: Reimbursement from Manager - Class S	78	N/A	N/A
Less: Reimbursement from Manager - Institutional	130	–	–
Less: Reimbursement from Manager - R-1	29	–	–
Less: Reimbursement from Manager - R-2	72	–	–
Less: Reimbursement from Manager - R-3	124	–	–
Less: Reimbursement from Manager - R-4	40	–	–
Less: Reimbursement from Manager - R-5	239	–	–
Less: Reimbursement from Underwriter - Class B	70	N/A	–
Less: Reimbursement from Underwriter - Class C	134	–	–
Less: Reimbursement from Underwriter - Class J	–	6	N/A
Less: Reimbursement from Underwriter - Class S	158	N/A	N/A
Less: Reimbursement from Underwriter - R-1	17	–	–
Less: Reimbursement from Underwriter - R-2	41	–	–
Less: Reimbursement from Underwriter - R-3	79	–	–
Less: Reimbursement from Underwriter - R-4	12	–	–
Total Net Expenses	2,750	12,740	4,354
Net Investment Income (Loss)	–	82,386	3,623

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	–	24,089	34,608
Other investment companies	654	–	–
Change in unrealized appreciation/depreciation of:
Investments	–	165,636	104,953
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	654	189,725	139,561
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 654	$ 272,111	$ 143,184

(a) Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

22

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	Real Estate	Short-Term Bond	Short-Term Income
Amounts in thousands	Securities Fund	Fund	Fund
Net Investment Income (Loss)
Income:
Dividends	$ 29,447	$ 14	$ –
Interest	11	2,233	10,378
Total Income	29,458	2,247	10,378
Expenses:
Management and investment advisory fees	6,683	266	1,260
Distribution fees - Class A	96	51	130
Distribution fees - Class B	62	N/A	N/A
Distribution fees - Class C	33	27	263
Distribution fees - Class J	241	105	N/A
Distribution fees - R-1	9	1	N/A
Distribution fees - R-2	20	–	N/A
Distribution fees - R-3	46	4	N/A
Distribution fees - R-4	8	–	N/A
Administrative service fees - R-1	7	1	N/A
Administrative service fees - R-2	13	–	N/A
Administrative service fees - R-3	28	2	N/A
Administrative service fees - R-4	11	–	N/A
Administrative service fees - R-5	30	1	N/A
Registration fees - Class A	8	8	11
Registration fees - Class B	8	N/A	N/A
Registration fees - Class C	8	8	9
Registration fees - Class J	10	7	N/A
Registration fees - Institutional	10	10	12
Service fees - R-1	6	1	N/A
Service fees - R-2	16	–	N/A
Service fees - R-3	32	3	N/A
Service fees - R-4	12	–	N/A
Service fees - R-5	42	1	N/A
Shareholder reports - Class A	9	3	5
Shareholder reports - Class B	2	N/A	N/A
Shareholder reports - Class C	1	–	2
Shareholder reports - Class J	17	6	N/A
Shareholder reports - Institutional	7	4	4
Transfer agent fees - Class A	141	56	72
Transfer agent fees - Class B	41	N/A	N/A
Transfer agent fees - Class C	12	6	21
Transfer agent fees - Class J	97	41	N/A
Transfer agent fees - Institutional	59	38	43
Custodian fees	2	3	2
Directors' expenses	10	3	5
Professional fees	8	6	6
Other expenses	11	2	4
Total Gross Expenses	7,856	664	1,849
Less: Reimbursement from Manager - Class A	57	–	–
Less: Reimbursement from Manager - Class B	32	N/A	N/A
Less: Reimbursement from Manager - Class C	12	6	–
Less: Reimbursement from Manager - Institutional	–	51	–
Less: Reimbursement from Underwriter - Class J	27	12	N/A
Total Net Expenses	7,728	595	1,849
Net Investment Income (Loss)	21,730	1,652	8,529

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	57,193	(6,488)	748
Futures contracts	–	–	(779)
Change in unrealized appreciation/depreciation of:
Investments	390,510	9,384	6,663
Futures contracts	–	–	170
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	447,703	2,896	6,802
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 469,433	$ 4,548	$ 15,331

See accompanying notes.

23

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SmallCap Blend	SmallCap Growth	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund II
Net Investment Income (Loss)
Income:
Dividends	$ 1,152	$ 417	$ 604
Interest	4	5	4
Total Income	1,156	422	608
Expenses:
Management and investment advisory fees	746	916	1,777
Distribution fees - Class A	85	40	17
Distribution fees - Class B	37	12	15
Distribution fees - Class C	5	8	4
Distribution fees - Class J	188	54	37
Distribution fees - R-1	–	1	2
Distribution fees - R-2	2	1	10
Distribution fees - R-3	1	3	9
Distribution fees - R-4	1	–	3
Administrative service fees - R-1	–	1	2
Administrative service fees - R-2	1	–	7
Administrative service fees - R-3	1	2	5
Administrative service fees - R-4	1	–	4
Administrative service fees - R-5	2	1	8
Registration fees - Class A	8	7	8
Registration fees - Class B	7	8	7
Registration fees - Class C	8	8	8
Registration fees - Class J	7	7	8
Registration fees - Institutional	10	10	10
Service fees - R-1	–	1	1
Service fees - R-2	1	1	8
Service fees - R-3	1	2	6
Service fees - R-4	2	–	5
Service fees - R-5	2	1	11
Shareholder reports - Class A	11	4	2
Shareholder reports - Class B	1	–	1
Shareholder reports - Class J	11	4	4
Shareholder reports - Institutional	–	5	–
Transfer agent fees - Class A	162	102	40
Transfer agent fees - Class B	28	14	14
Transfer agent fees - Class C	4	5	3
Transfer agent fees - Class J	65	24	23
Transfer agent fees - Institutional	–	35	–
Custodian fees	5	3	19
Directors' expenses	4	2	6
Professional fees	5	6	6
Other expenses	2	2	9
Total Gross Expenses	1,414	1,290	2,099
Less: Reimbursement from Manager	–	–	36
Less: Reimbursement from Manager - Class A	–	–	39
Less: Reimbursement from Manager - Class B	–	12	19
Less: Reimbursement from Manager - Class C	9	9	10
Less: Reimbursement from Manager - Class J	–	–	20
Less: Reimbursement from Manager - Institutional	4	14	–
Less: Reimbursement from Underwriter - Class J	21	6	4
Total Net Expenses	1,380	1,249	1,971
Net Investment Income (Loss)	(224)	(827)	(1,363)

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	11,650	14,473	27,785
Futures contracts	310	354	1,693
Change in unrealized appreciation/depreciation of:
Investments	34,701	40,507	52,618
Futures contracts	213	214	485
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	46,874	55,548	82,581
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 46,650	$ 54,721	$ 81,218

See accompanying notes.

24

STATEMENTS OF OPERATIONS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

	SmallCap Value	Tax-Exempt Bond
Amounts in thousands	Fund	Fund
Net Investment Income (Loss)
Income:
Dividends	$ 3,623	$ –
Interest	6	7,540
Total Income	3,629	7,540
Expenses:
Management and investment advisory fees	1,657	639
Distribution fees - Class A	18	300
Distribution fees - Class B	14	42
Distribution fees - Class C	17	35
Distribution fees - Class J	89	N/A
Distribution fees - R-1	3	N/A
Distribution fees - R-2	9	N/A
Distribution fees - R-3	18	N/A
Distribution fees - R-4	3	N/A
Administrative service fees - R-1	3	N/A
Administrative service fees - R-2	6	N/A
Administrative service fees - R-3	11	N/A
Administrative service fees - R-4	4	N/A
Administrative service fees - R-5	14	N/A
Registration fees - Class A	8	11
Registration fees - Class B	7	9
Registration fees - Class C	8	9
Registration fees - Class J	8	N/A
Registration fees - Institutional	10	N/A
Service fees - R-1	2	N/A
Service fees - R-2	8	N/A
Service fees - R-3	12	N/A
Service fees - R-4	5	N/A
Service fees - R-5	20	N/A
Shareholder reports - Class A	2	4
Shareholder reports - Class B	1	1
Shareholder reports - Class J	6	N/A
Shareholder reports - Institutional	4	N/A
Transfer agent fees - Class A	35	67
Transfer agent fees - Class B	11	7
Transfer agent fees - Class C	8	4
Transfer agent fees - Class J	36	N/A
Transfer agent fees - Institutional	32	N/A
Custodian fees	3	2
Directors' expenses	3	5
Interest expense and fees	–	90
Professional fees	6	6
Other expenses	3	4
Total Gross Expenses	2,104	1,235
Less: Reimbursement from Manager - Class A	20	26
Less: Reimbursement from Manager - Class B	11	12
Less: Reimbursement from Manager - Class C	12	10
Less: Reimbursement from Underwriter - Class J	10	N/A
Total Net Expenses	2,051	1,187
Net Investment Income (Loss)	1,578	6,353

Net Realized and Unrealized Gain (Loss) on Investments, Futures, Options and
Swaptions, Swap agreements and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	12,122	(1,076)
Change in unrealized appreciation/depreciation of:
Investments	86,776	5,195
Net Realized and Unrealized Gain (Loss) on Investments, Futures,
Options and Swaptions, Swap agreements and Foreign Currencies	98,898	4,119
Net Increase (Decrease) in Net Assets Resulting from Operations	$ 100,476	$ 10,472

See accompanying notes.

25

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Bond & Mortgage Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 46,199	$ 118,292
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	11,566	(126,942)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	70,282	367,555
Net Increase (Decrease) in Net Assets Resulting from Operations	128,047	358,905

Dividends and Distributions to Shareholders
From net investment income	(47,712)	(103,880)
Total Dividends and Distributions	(47,712)	(103,880)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(56,196)	(702,515)
Redemption fees - Class A	–	2
Redemption fees - Class C	–	1
Redemption fees - Class J	3	–
Total increase (decrease) in net assets	24,142	(447,487)

Net Assets
Beginning of period	2,016,936	2,464,423
End of period (including undistributed net investment income as set forth below)	$ 2,041,078	$ 2,016,936
Undistributed (overdistributed) net investment income (loss)	$ 23,503	$ 24,944

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 9,256 $	410 $	1,376 $	11,125 $	80,809 $	1,836 $	1,376 $	4,286 $	5,377 $	9,459
Reinvested	2,725	234	74	4,204	36,351	210	610	1,038	630	1,384
Redeemed	(13,196)	(2,377)	(672)	(16,128)	(167,665)	(1,694)	(4,875)	(6,580)	(2,350)	(13,429)
Net Increase (Decrease)	$ (1,215) $	(1,733) $	778 $	(799) $	(50,505) $	352 $	(2,889) $	(1,256) $	3,657 $	(2,586)
Shares:
Sold	943	42	141	1,131	8,195	186	142	440	541	968
Reinvested	277	24	7	425	3,697	21	62	106	63	141
Redeemed	(1,340)	(242)	(68)	(1,631)	(17,153)	(172)	(500)	(674)	(237)	(1,378)
Net Increase (Decrease)	(120)	(176)	80	(75)	(5,261)	35	(296)	(128)	367	(269)
Year Ended October 31, 2009
Dollars:
Sold	$ 16,698 $	2,257 $	1,995 $	14,311 $	67,556 $	3,245 $	4,341 $	7,510 $	5,214 $	19,921
Reinvested	4,524	481	82	7,297	84,393	291	1,072	1,833	994	2,440
Redeemed	(25,793)	(6,265)	(811)	(39,330)	(806,211)	(1,906)	(7,275)	(17,594)	(6,310)	(37,475)
Net Increase (Decrease)	$ (4,571) $	(3,527) $	1,266 $ (17,722) $ (654,262) $			1,630 $	(1,862) $	(8,251) $	(102) $ (15,114)
Shares:
Sold	1,900	258	226	1,625	7,833	374	496	861	597	2,280
Reinvested	526	56	10	846	9,857	34	126	215	115	285
Redeemed	(2,999)	(721)	(95)	(4,571)	(93,028)	(221)	(860)	(2,068)	(721)	(4,365)
Net Increase (Decrease)	(573)	(407)	141	(2,100)	(75,338)	187	(238)	(992)	(9)	(1,800)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,926) $	(241) $	(85) $	(4,235) $	(36,353) $	(210) $	(610) $	(1,038) $	(630) $	(1,384)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,926) $	(241) $	(85) $	(4,235) $	(36,353) $	(210) $	(610) $	(1,038) $	(630) $	(1,384)
Year Ended October 31, 2009
From net investment
income	$ (4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(4,879) $	(499) $	(92) $	(7,367) $	(84,398) $	(295) $	(1,072) $	(1,836) $	(997) $	(2,445)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				California Municipal Fund

				Period Ended	Year Ended
				April 30, 2010	October 31, 2009
Operations
Net investment income (loss)				$ 7,502	$ 15,813
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,516)	(23,311)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				6,234	49,200
		Net Increase (Decrease) in Net Assets Resulting from Operations		12,220	41,702

Dividends and Distributions to Shareholders
From net investment income				(7,345)	(15,533)
			Total Dividends and Distributions	(7,345)	(15,533)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(25,752)	(26,458)
Redemption fees - Class A				–	1
			Total increase (decrease) in net assets	(20,877)	(288)

Net Assets
Beginning of period				319,017	319,305
End of period (including undistributed net investment income as set forth below)				$ 298,140	$ 319,017
Undistributed (overdistributed) net investment income (loss)				$ 860	$ 703

	Class A	Class B	Class C
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 16,354 $	51 $	1,278
Reinvested	3,911	426	171
Redeemed	(31,517)	(15,272)	(1,154)
Net Increase (Decrease)	$ (11,252) $	(14,795) $	295
Shares:
Sold	1,699	5	132
Reinvested	406	44	18
Redeemed	(3,272)	(1,587)	(120)
Net Increase (Decrease)	(1,167)	(1,538)	30
Year Ended October 31, 2009
Dollars:
Sold	$ 44,981 $	1,334 $	5,109
Reinvested	7,662	1,475	265
Redeemed	(57,316)	(28,017)	(1,951)
Net Increase (Decrease)	$ (4,673) $	(25,208) $	3,423
Shares:
Sold	4,986	151	562
Reinvested	856	166	30
Redeemed	(6,430)	(3,124)	(216)
Net Increase (Decrease)	(588)	(2,807)	376

Distributions:
Period Ended April 30, 2010
From net investment income $	(6,443) $	(656) $	(246)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(6,443) $	(656) $	(246)
Year Ended October 31, 2009
From net investment income $ (12,931) $		(2,217) $	(385)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $ (12,931) $		(2,217) $	(385)

See accompanying notes.

27

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Disciplined LargeCap Blend Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 13,167		$ 32,692
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									192,211	(397,981)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									88,523	506,086
		Net Increase (Decrease) in Net Assets Resulting from Operations							293,901	140,797

Dividends and Distributions to Shareholders
From net investment income									(32,161)	(38,282)
					Total Dividends and Distributions				(32,161)	(38,282)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(1,199,687)		160,131
				Total increase (decrease) in net assets				(937,947)		262,646

Net Assets
Beginning of period								2,285,599		2,022,953
End of period (including undistributed net investment income as set forth below)								$ 1,347,652		$ 2,285,599
Undistributed (overdistributed) net investment income (loss)								$ 6,466		$ 25,460

	Class A	Class B	Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,335 $	211	$ 59	$ 53,167	$ 122	$ 211	$ 225 $	280	$ 464
Reinvested	1,679	–	6	30,229	8	15	63	48	19
Redeemed	(19,730)	(4,604)	(178)	(1,265,562)	(194)	(266)	(724)	(348)	(222)
Net Increase (Decrease)	$ (12,716) $	(4,393) $	(113) $ (1,182,166) $		(64) $	(40) $	(436) $	(20) $	261
Shares:
Sold	467	19	5	4,781	11	19	20	25	40
Reinvested	151	–	1	2,733	1	1	6	4	2
Redeemed	(1,746)	(409)	(16)	(111,060)	(18)	(24)	(66)	(31)	(19)
Net Increase (Decrease)	(1,128)	(390)	(10)	(103,546)	(6)	(4)	(40)	(2)	23
Year Ended October 31, 2009
Dollars:
Sold	$ 9,606 $	1,316	$ 706	$ 359,469	$ 311	$ 371	$ 1,332 $	1,529	$ 571
Reinvested	2,307	–	14	35,625	11	18	94	44	23
Redeemed	(36,203)	(8,417)	(405)	(204,845)	(247)	(278)	(1,695)	(601)	(525)
Net Increase (Decrease)	$ (24,290) $	(7,101) $	315	$ 190,249	$ 75	$ 111	$ (269) $	972	$ 69
Shares:
Sold	1,049	147	78	39,382	33	41	149	164	61
Reinvested	255	–	2	3,963	1	2	10	5	3
Redeemed	(3,975)	(935)	(44)	(23,900)	(27)	(29)	(179)	(69)	(56)
Net Increase (Decrease)	(2,671)	(788)	36	19,445	7	14	(20)	100	8

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,773)	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,773) $	–	$ (6) $	(30,229)	$ (8) $	(15) $	(63) $	(48) $	(19)
Year Ended October 31, 2009
From net investment
income	$ (2,452) $	–	$ (15) $	(35,625)	$ (11) $	(18) $	(94) $	(44) $	(23)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (2,452) $	–	$ (15) $	(35,625)	$ (11) $	(18) $	(94) $	(44) $	(23)

See accompanying notes.

28

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Diversified International Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 8,175	$ 20,633
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	56,746	(470,903)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	19,668	692,313
Net Increase (Decrease) in Net Assets Resulting from Operations	84,589	242,043

Dividends and Distributions to Shareholders
From net investment income	(22,219)	(31,605)
Total Dividends and Distributions	(22,219)	(31,605)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,173	(8,762)
Redemption fees - Class B	1	–
Redemption fees - Class J	1	1
Total increase (decrease) in net assets	261,545	201,677

Net Assets
Beginning of period	1,443,164	1,241,487
End of period (including undistributed net investment income as set forth below)	$ 1,704,709	$ 1,443,164
Undistributed (overdistributed) net investment income (loss)	$ 4,189	$ 18,540

	Class A	Class B	Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 13,733 $	808 $	1,277 $	13,050 $	259,245	$ 1,237	$ 1,468 $	3,319	$ 3,227	$ 7,913
Reinvested	3,086	9	77	2,150	13,296	101	233	925	756	1,322
Redeemed	(27,639)	(4,253)	(1,433)	(15,340)	(43,233)	(570)	(2,770)	(7,273)	(8,206)	(17,342)
Net Increase (Decrease)	$ (10,820) $	(3,436) $	(79) $	(140) $	229,308	$ 768	$ (1,069) $	(3,029) $	(4,223) $	(8,107)
Shares:
Sold	1,513	89	140	1,454	28,245	138	162	366	355	791
Reinvested	339	1	9	238	1,469	11	26	102	82	146
Redeemed	(3,044)	(469)	(159)	(1,709)	(4,811)	(64)	(307)	(805)	(897)	(1,885)
Net Increase (Decrease)	(1,192)	(379)	(10)	(17)	24,903	85	(119)	(337)	(460)	(948)
Year Ended October 31, 2009
Dollars:
Sold	$ 23,420 $	1,659 $	1,824 $	22,429 $	122,581	$ 2,316	$ 3,845 $	10,335	$ 12,380	$ 18,685
Reinvested	4,778	71	95	3,049	18,934	117	318	1,184	1,035	1,605
Redeemed	(50,168)	(8,852)	(3,447)	(27,465)	(137,603)	(1,029)	(5,053)	(9,570)	(6,891)	(9,344)
Net Increase (Decrease)	$ (21,970) $	(7,122) $	(1,528) $	(1,987) $	3,912	$ 1,404	$ (890) $	1,949	$ 6,524	$ 10,946
Shares:
Sold	3,184	224	245	3,084	18,296	322	527	1,409	1,702	2,536
Reinvested	657	10	13	423	2,619	16	44	164	141	222
Redeemed	(6,993)	(1,233)	(483)	(3,871)	(19,381)	(143)	(666)	(1,297)	(939)	(1,283)
Net Increase (Decrease)	(3,152)	(999)	(225)	(364)	1,534	195	(95)	276	904	1,475

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (3,324) $	(10) $	(85) $	(2,151) $	(13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (3,324) $		(10) $	(85) $	(2,151) $	(13,312) $	(101) $	(233) $	(925) $	(756) $	(1,322)
Year Ended October 31, 2009
From net investment
income	$ (5,176) $	(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (5,176) $		(74) $	(109) $	(3,051) $	(18,936) $	(117) $	(318) $	(1,184) $	(1,035) $	(1,605)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Equity Income Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 30,415	$ 58,630
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	24,649	(401,243)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	228,446	453,674
Net Increase (Decrease) in Net Assets Resulting from Operations	283,510	111,061

Dividends and Distributions to Shareholders
From net investment income	(30,681)	(61,628)
Total Dividends and Distributions	(30,681)	(61,628)

Capital Share Transactions
Net increase (decrease) in capital share transactions	247,070	(268,607)
Redemption fees - Class A	1	–
Redemption fees - Class B	–	1
Redemption fees - Class C	–	3
Total increase (decrease) in net assets	499,900	(219,170)

Net Assets
Beginning of period	1,937,390	2,156,560
End of period (including undistributed net investment income as set forth below)	$ 2,437,290	$ 1,937,390
Undistributed (overdistributed) net investment income (loss)	$ 9,245	$ 9,511

	Class A	Class B Class C	Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 38,407 $	1,245 $	3,626	$ 363,515	$ 10	$ 10	$ 10	$ 10	$ 11
Reinvested	7,361	1,070	848	20,023	–	–	–	–	–
Redeemed	(96,714)	(25,411)	(17,207)	(49,744)	–	–	–	–	–
Net Increase (Decrease)	$ (50,946) $ (23,096) $ (12,733) $			333,794	$ 10	$ 10	$ 10	$ 10	$ 11
Shares:
Sold	2,453	81	236	22,593	1	1	1	1	1
Reinvested	469	69	55	1,272	–	–	–	–	–
Redeemed	(6,229)	(1,636)	(1,130)	(3,255)	–	–	–	–	–
Net Increase (Decrease)	(3,307)	(1,486)	(839)	20,610	1	1	1	1	1
Year Ended October 31, 2009
Dollars:
Sold	$ 75,056 $	7,278 $	12,751	$ 25,979	N/A	N/A	N/A	N/A	N/A
Reinvested	15,918	2,701	2,096	37,328	N/A	N/A	N/A	N/A	N/A
Redeemed	(217,977)	(50,076)	(44,291)	(135,370)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ (127,003) $	(40,097) $ (29,444) $		(72,063)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	5,825	579	1,017	1,999	N/A	N/A	N/A	N/A	N/A
Reinvested	1,229	211	165	2,881	N/A	N/A	N/A	N/A	N/A
Redeemed	(17,318)	(4,024)	(3,567)	(10,534)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(10,264)	(3,234)	(2,385)	(5,654)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (8,337) $	(1,237) $	(1,075) $	(20,032) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(8,337) $	(1,237) $	(1,075) $	(20,032) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ (18,462) $	(3,157) $	(2,673) $	(37,336)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $	(18,462) $	(3,157) $	(2,673) $	(37,336)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Global Diversified Income Fund

	Period Ended	Period Ended
	April 30, 2010	October 31, 2009(a)
Operations
Net investment income (loss)	$ 5,647	$ 3,716
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	6,256	7,306
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	9,791	8,855
Net Increase (Decrease) in Net Assets Resulting from Operations	21,694	19,877

Dividends and Distributions to Shareholders
From net investment income	(5,966)	(3,752)
From net realized gain on investments	(7,398)	–
Total Dividends and Distributions	(13,364)	(3,752)

Capital Share Transactions
Net increase (decrease) in capital share transactions	363,532	66,146
Redemption fees - Class A	1	–
Total increase (decrease) in net assets	371,863	82,271

Net Assets
Beginning of period	82,271	–
End of period (including undistributed net investment income as set forth below)	$ 454,134	$ 82,271
Undistributed (overdistributed) net investment income (loss)	$ (404)	$ (38)

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 231,818	$ 91,368	$ 45,541
Reinvested	2,467	570	9,262
Redeemed	(9,323)	(574)	(7,597)
Net Increase (Decrease)	$ 224,962	$ 91,364	$ 47,206
Shares:
Sold	18,627	7,366	3,677
Reinvested	201	46	767
Redeemed	(746)	(46)	(613)
Net Increase (Decrease)	18,082	7,366	3,831

Period Ended October 31, 2009
Dollars:
Sold	$ 8,052	$ 944	$ 56,769
Reinvested	130	11	3,608
Redeemed	(271)	(9)	(3,088)
Net Increase (Decrease)	$ 7,911	$ 946	$ 57,289
Shares:
Sold	687	79	5,657
Reinvested	11	1	329
Redeemed	(23)	(1)	(271)
Net Increase (Decrease)	675	79	5,715

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,110) $	(645) $	(3,211)
From net realized gain on
investments	(1,104)	(202)	(6,092)
Total Dividends and
Distributions	$ (3,214) $	(847) $	(9,303)

Period Ended October 31, 2009
From net investment
income	$ (133) $	(11) $	(3,608)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (133) $	(11) $	(3,608)

(a)	Period from December 15, 2008, date operations commenced, through October 31, 2009.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Global Real Estate Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 105	$ 113
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	257	(1,771)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	1,046	2,497
Net Increase (Decrease) in Net Assets Resulting from Operations	1,408	839

Dividends and Distributions to Shareholders
From net investment income	(426)	(252)
Total Dividends and Distributions	(426)	(252)

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,222	2,960
Total increase (decrease) in net assets	4,204	3,547

Net Assets
Beginning of period	8,189	4,642
End of period (including undistributed net investment income as set forth below)	$ 12,393	$ 8,189
Undistributed (overdistributed) net investment income (loss)	$ (428)	$ (102)

	Class A	Class C Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,120 $	784 $	–
Reinvested	205	17	–
Redeemed	(2,786)	(118)	–
Net Increase (Decrease)	$ 2,539 $	683 $	–
Shares:
Sold	863	134	–
Reinvested	34	3	–
Redeemed	(470)	(20)	–
Net Increase (Decrease)	427	117	–
Year Ended October 31, 2009
Dollars:
Sold	$ 3,335 $	399 $	–
Reinvested	104	12	–
Redeemed	(827)	(63)	–
Net Increase (Decrease)	$ 2,612 $	348 $	–
Shares:
Sold	605	78	–
Reinvested	22	3	–
Redeemed	(169)	(13)	–
Net Increase (Decrease)	458	68	–

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (306) $	(74) $	(46)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (306) $	(74) $	(46)
Year Ended October 31, 2009
From net investment
income	$ (148) $	(51) $	(53)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (148) $	(51) $	(53)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

	Government & High Quality Bond
Amounts in thousands	Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 29,727	$ 54,295
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	310	(135)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	12,699	63,789
Net Increase (Decrease) in Net Assets Resulting from Operations	42,736	117,949

Dividends and Distributions to Shareholders
From net investment income	(32,277)	(55,422)
Total Dividends and Distributions	(32,277)	(55,422)

Capital Share Transactions
Net increase (decrease) in capital share transactions	115,994	172,574
Redemption fees - Class A	–	5
Redemption fees - Class C	–	1
Redemption fees - Class J	1	–
Total increase (decrease) in net assets	126,454	235,107

Net Assets
Beginning of period	1,401,782	1,166,675
End of period (including undistributed net investment income as set forth below)	$ 1,528,236	$ 1,401,782
Undistributed (overdistributed) net investment income (loss)	$ (2,343)	$ (572)

	Class A Class B Class C			Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 75,351 $	3,492 $	20,949 $	13,139 $	50,229	$ 1,071 $	978 $	6,938 $	1,306 $	4,388
Reinvested	5,631	792	462	1,978	21,213	57	161	275	91	270
Redeemed	(30,069)	(15,493)	(4,917)	(10,535)	(19,339)	(441)	(2,109)	(4,160)	(1,205)	(4,509)
Net Increase (Decrease)	$ 50,913 $ (11,209) $		16,494 $	4,582 $	52,103	$ 687 $	(970) $	3,053 $	192 $	149
Shares:
Sold	6,878	319	1,916	1,198	4,586	97	89	632	119	399
Reinvested	514	73	43	180	1,936	5	15	25	8	25
Redeemed	(2,746)	(1,415)	(450)	(961)	(1,768)	(40)	(192)	(380)	(110)	(411)
Net Increase (Decrease)	4,646	(1,023)	1,509	417	4,754	62	(88)	277	17	13
Year Ended October 31, 2009
Dollars:
Sold	$ 80,434 $	7,966 $	20,711 $	12,232 $	42,218	$ 749 $	1,205 $	1,689 $	965 $	3,245
Issued in acquisitions	162,540	32,115	10,397	90,681	2,006	2,122	9,019	11,453	4,260	13,208
Reinvested	6,517	1,576	395	2,033	41,940	50	185	246	97	293
Redeemed	(50,482)	(26,782)	(11,448)	(12,358)	(278,626)	(171)	(1,731)	(2,042)	(1,164)	(5,169)
Net Increase (Decrease)	$ 199,009 $	14,875 $	20,055 $	92,588 $ (192,462) $		2,750 $	8,678 $	11,346 $	4,158 $	11,577
Shares:
Sold	7,499	748	1,940	1,140	3,916	70	111	156	90	301
Issued in acquisitions	15,207	3,006	974	8,474	187	198	843	1,071	398	1,235
Reinvested	607	147	37	188	3,924	5	17	23	9	27
Redeemed	(4,712)	(2,501)	(1,070)	(1,149)	(26,271)	(16)	(160)	(190)	(108)	(480)
Net Increase (Decrease)	18,601	1,400	1,881	8,653	(18,244)	257	811	1,060	389	1,083

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (6,698) $	(919) $	(595) $	(1,998) $	(21,213) $	(57) $	(161) $	(275) $	(91) $	(270)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (6,698) $	(919) $	(595) $	(1,998) $	(21,213) $	(57) $	(161) $	(275) $	(91) $	(270)
Year Ended October 31, 2009
From net investment
income	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (8,066) $	(1,877) $	(605) $	(2,053) $	(41,950) $	(50) $	(185) $	(246) $	(97) $	(293)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands					High Yield Fund

					Period Ended	Year Ended
					April 30, 2010	October 31, 2009
Operations
Net investment income (loss)					$ 120,406	$ 192,784
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions					61,456	(35,120)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies					93,087	567,301
		Net Increase (Decrease) in Net Assets Resulting from Operations			274,949	724,965

Dividends and Distributions to Shareholders
From net investment income					(121,971)	(206,517)
				Total Dividends and Distributions	(121,971)	(206,517)

Capital Share Transactions
Net increase (decrease) in capital share transactions					135,898	848,392
Redemption fees - Class A					11	141
Redemption fees - Class C					1	7
				Total increase (decrease) in net assets	288,888	1,366,988

Net Assets
Beginning of period					2,755,453	1,388,465
End of period (including undistributed net investment income as set forth below)					$ 3,044,341	$ 2,755,453
Undistributed (overdistributed) net investment income (loss)					$ (6,933)	$ (3,913)

	Class A	Class B	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 478,430	$ 7,639	$ 88,840	$ 132,709
Reinvested	54,614	1,656	8,131	34,035
Redeemed	(414,838)	(11,114)	(42,261)	(201,943)
Net Increase (Decrease)	$ 118,206	$ (1,819) $	54,710	$ (35,199)
Shares:
Sold	61,235	981	11,287	17,051
Reinvested	6,982	211	1,033	4,366
Redeemed	(53,238)	(1,416)	(5,395)	(26,026)
Net Increase (Decrease)	14,979	(224)	6,925	(4,609)
Year Ended October 31, 2009
Dollars:
Sold	$ 1,224,142	$ 25,065	$ 202,187 $	454,673
Reinvested	85,272	2,739	10,037	61,854
Redeemed	(819,740)	(15,845)	(48,012)	(333,980)
Net Increase (Decrease)	$ 489,674	$ 11,959	$ 164,212 $	182,547
Shares:
Sold	186,189	3,762	29,907	71,692
Reinvested	12,642	406	1,463	9,212
Redeemed	(122,223)	(2,407)	(7,128)	(48,776)
Net Increase (Decrease)	76,608	1,761	24,242	32,128

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (69,051)	$ (2,968) $	(14,127) $	(35,825)
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$ (69,051)	$ (2,968) $	(14,127) $	(35,825)
Year Ended October 31, 2009
From net investment
income	$ (113,582)	$ (5,368) $	(18,558) $	(69,009)
From net realized gain on
investments	–	–	–	–
Total Dividends and
Distributions	$ (113,582)	$ (5,368) $	(18,558) $	(69,009)

See accompanying notes.

34

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Income Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 31,720	$ 59,913
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(9,527)	(15,369)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	29,521	178,568
Net Increase (Decrease) in Net Assets Resulting from Operations	51,714	223,112

Dividends and Distributions to Shareholders
From net investment income	(35,247)	(60,851)
Total Dividends and Distributions	(35,247)	(60,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions	93,069	1,314
Redemption fees - Class A	1	1
Redemption fees - Class B	–	4
Redemption fees - Class C	–	5
Total increase (decrease) in net assets	109,537	163,585

Net Assets
Beginning of period	1,081,836	918,251
End of period (including undistributed net investment income as set forth below)	$ 1,191,373	$ 1,081,836
Undistributed (overdistributed) net investment income (loss)	$ (10,214)	$ (6,544)

	Class A	Class B Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 52,048 $	4,061 $	13,932	$ 18,424	$ 49,312	$ 10	$ 10	$ 10	$ 10	$ 10
Reinvested	4,451	973	741	276	26,540	–	–	–	–	–
Redeemed	(25,815)	(12,049)	(6,098)	(2,128)	(31,649)	–	–	–	–	–
Net Increase (Decrease)	$ 30,684 $	(7,015) $	8,575	$ 16,572	$ 44,203	$ 10	$ 10	$ 10	$ 10	$ 10
Shares:
Sold	5,602	436	1,494	1,979	5,296	1	1	1	1	1
Reinvested	478	104	79	29	2,843	–	–	–	–	–
Redeemed	(2,781)	(1,291)	(654)	(229)	(3,402)	–	–	–	–	–
Net Increase (Decrease)	3,299	(751)	919	1,779	4,737	1	1	1	1	1
Year Ended October 31, 2009
Dollars:
Sold	$ 72,261 $	12,866 $	25,613	$ 1,670	$ 94,433	N/A	N/A	N/A	N/A	N/A
Reinvested	6,298	1,914	830	3	47,073	N/A	N/A	N/A	N/A	N/A
Redeemed	(44,589)	(20,750)	(9,068)	(48)	(187,192)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ 33,970 $	(5,970) $	17,375	$ 1,625	$ (45,686)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	8,385	1,509	2,970	181	11,330	N/A	N/A	N/A	N/A	N/A
Reinvested	738	225	96	–	5,529	N/A	N/A	N/A	N/A	N/A
Redeemed	(5,272)	(2,462)	(1,078)	(5)	(22,609)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	3,851	(728)	1,988	176	(5,750)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment income $	(5,972) $	(1,360) $	(1,076) $	(279) $	(26,560) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(5,972) $	(1,360) $	(1,076) $	(279) $	(26,560) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income $	(8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	–	–	–	–	–	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $	(8,806) $	(2,808) $	(1,180) $	(3) $	(48,054)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Inflation Protection Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 4,536		$ 6,049
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									2,804	(84,107)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									11,878	106,727
		Net Increase (Decrease) in Net Assets Resulting from Operations							19,218	28,669

Dividends and Distributions to Shareholders
From net investment income									(3,375)	(689)
				Total Dividends and Distributions					(3,375)	(689)

Capital Share Transactions
Net increase (decrease) in capital share transactions									28,526	26,179
Redemption fees - Class A									–	3
Redemption fees - Class J									1	–
				Total increase (decrease) in net assets					44,370	54,162

Net Assets
Beginning of period									462,021	407,859
End of period (including undistributed net investment income as set forth below)								$ 506,391		$ 462,021
Undistributed (overdistributed) net investment income (loss)								$ 1,542		$ 333

	Class A Class C	Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,308 $	1,061	$ 1,340	$ 45,016	$ 317	$ 147	$ 1,369	$ 441	$ 319
Reinvested	53	4	33	3,247	2	4	7	4	4
Redeemed	(1,995)	(227)	(1,111)	(24,084)	(138)	(118)	(168)	(86)	(223)
Net Increase (Decrease)	$ 1,366 $	838	$ 262	$ 24,179	$ 181	$ 33	$ 1,208	$ 359	$ 100
Shares:
Sold	430	139	177	5,894	42	19	180	58	42
Reinvested	7	1	5	423	–	1	1	1	1
Redeemed	(259)	(30)	(147)	(3,153)	(18)	(16)	(22)	(12)	(30)
Net Increase (Decrease)	178	110	35	3,164	24	4	159	47	13
Year Ended October 31, 2009
Dollars:
Sold	$ 8,514 $	1,108	$ 1,673	$ 102,728	$ 323	$ 271	$ 799	$ 255	$ 504
Reinvested	9	1	8	664	–	1	1	–	1
Redeemed	(3,719)	(1,490)	(3,562)	(79,713)	(403)	(220)	(732)	(301)	(541)
Net Increase (Decrease)	$ 4,804 $	(381) $	(1,881) $	23,679	$ (80) $	52	$ 68	$ (46) $	(36)
Shares:
Sold	1,173	153	236	14,213	45	38	113	36	70
Reinvested	1	–	1	91	–	–	–	–	–
Redeemed	(519)	(210)	(505)	(11,168)	(57)	(31)	(102)	(42)	(77)
Net Increase (Decrease)	655	(57)	(268)	3,136	(12)	7	11	(6)	(7)

Distributions:
Period Ended April 30, 2010
From net investment income $	(68) $	(6) $	(33) $	(3,247) $	(2) $	(4) $	(7) $	(4) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(68) $	(6) $	(33) $	(3,247) $	(2) $	(4) $	(7) $	(4) $	(4)
Year Ended October 31, 2009
From net investment income $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(12) $	(1) $	(8) $	(665) $	–	$ (1) $	(1) $	–	$ (1)
See accompanying notes.

36

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								International Emerging Markets Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (75)		$ 11,635
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									101,831	(226,425)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									62,622	627,271
		Net Increase (Decrease) in Net Assets Resulting from Operations							164,378	412,481

Dividends and Distributions to Shareholders
From net investment income									(9,058)	(8,139)
					Total Dividends and Distributions				(9,058)	(8,139)

Capital Share Transactions
Net increase (decrease) in capital share transactions									16,191	154,062
Redemption fees - Class A									–	3
Redemption fees - Class J									4	5
				Total increase (decrease) in net assets					171,515	558,412

Net Assets
Beginning of period								1,262,653		704,241
End of period (including undistributed net investment income as set forth below)								$ 1,434,168		$ 1,262,653
Undistributed (overdistributed) net investment income (loss)								$ (933)		$ 8,794

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 19,880	$ 1,631	$ 2,675	$ 24,201	$ 89,050	$ 2,103	$ 1,916	$ 9,439	$ 5,476	$ 9,189
Reinvested	288	–	–	712	7,299	20	32	165	169	246
Redeemed	(16,211)	(3,629)	(1,718)	(31,958)	(83,905)	(1,007)	(2,086)	(5,411)	(5,037)	(7,338)
Net Increase (Decrease)	$ 3,957	$ (1,998) $	957	$ (7,045) $	12,444	$ 1,116	$ (138) $	4,193	$ 608	$ 2,097
Shares:
Sold	874	75	120	1,105	3,986	94	86	422	243	405
Reinvested	13	–	–	32	322	1	1	7	7	11
Redeemed	(720)	(167)	(78)	(1,474)	(3,782)	(46)	(93)	(243)	(225)	(333)
Net Increase (Decrease)	167	(92)	42	(337)	526	49	(6)	186	25	83
Year Ended October 31, 2009
Dollars:
Sold	$ 25,535	$ 3,697	$ 3,474	$ 42,370	$ 194,858	$ 2,647	$ 3,572	$ 11,087	$ 9,895	$ 13,916
Reinvested	209	–	–	610	6,778	5	13	95	119	160
Redeemed	(33,454)	(4,024)	(2,223)	(30,033)	(79,509)	(922)	(2,536)	(3,843)	(3,271)	(5,163)
Net Increase (Decrease)	$ (7,710) $	(327) $	1,251	$ 12,947	$ 122,127	$ 1,730	$ 1,049	$ 7,339	$ 6,743	$ 8,913
Shares:
Sold	1,518	216	199	2,585	13,044	162	223	660	587	837
Reinvested	15	–	–	46	500	–	1	7	9	12
Redeemed	(2,327)	(258)	(139)	(1,990)	(4,970)	(56)	(153)	(261)	(207)	(303)
Net Increase (Decrease)	(794)	(42)	60	641	8,574	106	71	406	389	546

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (297)	–	–	$ (713) $	(7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(297) $	–	$ –	$ (713) $	(7,416) $	(20) $	(32) $	(165) $	(169) $	(246)
Year Ended October 31, 2009
From net investment
income	$ (251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(251) $	–	$ –	$ (611) $	(6,885) $	(5) $	(13) $	(95) $	(119) $	(160)

See accompanying notes.

37

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	International Growth Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 8,353	$ 19,151
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	68,764	(560,951)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	4,503	699,679
Net Increase (Decrease) in Net Assets Resulting from Operations	81,620	157,879

Dividends and Distributions to Shareholders
From net investment income	(21,397)	(31,255)
Total Dividends and Distributions	(21,397)	(31,255)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(2,276)	(164,167)
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	57,947	(37,542)

Net Assets
Beginning of period	1,285,543	1,323,085
End of period (including undistributed net investment income as set forth below)	$ 1,343,490	$ 1,285,543
Undistributed (overdistributed) net investment income (loss)	$ 5,554	$ 18,655

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,487	$ 164 $	1,960 $	83,107	$ 275 $	468 $	1,469 $	522 $	1,402
Reinvested	65	2	388	20,407	7	62	185	80	200
Redeemed	(674)	(69)	(3,768)	(97,525)	(296)	(911)	(3,884)	(3,751)	(3,648)
Net Increase (Decrease)	$ 878	$ 97 $	(1,420) $	5,989	$ (14) $	(381) $	(2,230) $	(3,149) $	(2,046)
Shares:
Sold	183	20	245	10,241	34	59	175	65	172
Reinvested	8	–	48	2,504	1	8	22	10	25
Redeemed	(82)	(8)	(473)	(12,101)	(38)	(116)	(457)	(463)	(454)
Net Increase (Decrease)	109	12	(180)	644	(3)	(49)	(260)	(388)	(257)
Year Ended October 31, 2009
Dollars:
Sold	$ 3,964	$ 267 $	4,565 $	179,435	$ 380 $	958 $	2,809 $	1,186 $	3,508
Reinvested	35	2	543	29,962	16	66	268	132	226
Redeemed	(1,293)	(125)	(7,415)	(367,545)	(1,021)	(1,701)	(5,948)	(4,041)	(3,400)
Net Increase (Decrease)	$ 2,706	$ 144 $	(2,307) $ (158,148) $		(625) $	(677) $	(2,871) $	(2,723) $	334
Shares:
Sold	547	37	696	26,855	61	143	413	181	522
Reinvested	5	–	82	4,452	2	10	38	20	34
Redeemed	(189)	(17)	(1,157)	(55,351)	(153)	(264)	(851)	(607)	(502)
Net Increase (Decrease)	363	20	(379)	(24,044)	(90)	(111)	(400)	(406)	54

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(66) $	(2) $	(388) $	(20,407) $	(7) $	(62) $	(185) $	(80) $	(200)
Year Ended October 31, 2009
From net investment
income	$ (37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(37) $	(2) $	(544) $	(29,964) $	(16) $	(66) $	(268) $	(132) $	(226)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 6,914	$ 12,876
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	26,207	(161,208)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	107,746	217,686
Net Increase (Decrease) in Net Assets Resulting from Operations	140,867	69,354

Dividends and Distributions to Shareholders
From net investment income	(12,982)	(13,086)
Total Dividends and Distributions	(12,982)	(13,086)

Capital Share Transactions
Net increase (decrease) in capital share transactions	12,599	146,918
Redemption fees - Class A	–	1
Total increase (decrease) in net assets	140,484	203,187

Net Assets
Beginning of period	897,501	694,314
End of period (including undistributed net investment income as set forth below)	$ 1,037,985	$ 897,501
Undistributed (overdistributed) net investment income (loss)	$ 3,768	$ 9,836

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,974 $	166	$ 59	$ 2,045 $	22,569	$ 118	$ 148 $	138 $	81 $	234
Reinvested	484	–	2	291	12,110	8	14	5	14	45
Redeemed	(7,470)	(1,073)	(47)	(2,863)	(16,384)	(136)	(195)	(247)	(149)	(342)
Net Increase (Decrease)	$ (4,012) $	(907) $	14	$ (527) $	18,295	$ (10) $	(33) $	(104) $	(54) $	(63)
Shares:
Sold	402	23	8	281	3,125	16	21	19	11	32
Reinvested	67	–	–	40	1,684	1	2	–	2	6
Redeemed	(1,012)	(148)	(6)	(394)	(2,266)	(19)	(27)	(33)	(20)	(47)
Net Increase (Decrease)	(543)	(125)	2	(73)	2,543	(2)	(4)	(14)	(7)	(9)
Year Ended October 31, 2009
Dollars:
Sold	$ 5,932 $	589	$ 324	$ 3,694 $	182,372	$ 393	$ 216 $	348 $	537 $	1,716
Reinvested	860	–	–	403	11,722	7	14	13	23	26
Redeemed	(12,575)	(2,065)	(217)	(6,451)	(37,485)	(207)	(571)	(1,186)	(1,149)	(365)
Net Increase (Decrease)	$ (5,783) $	(1,476) $	107	$ (2,354) $	156,609	$ 193	$ (341) $	(825) $	(589) $	1,377
Shares:
Sold	1,022	101	57	631	31,260	66	36	59	98	277
Reinvested	146	–	–	69	2,000	1	2	2	4	4
Redeemed	(2,140)	(358)	(37)	(1,150)	(6,557)	(38)	(99)	(189)	(174)	(59)
Net Increase (Decrease)	(972)	(257)	20	(450)	26,703	29	(61)	(128)	(72)	222

Distributions:
Period Ended April 30, 2010
From net investment income $	(493)	–	$ (2) $	(291) $	(12,110) $	(8) $	(14) $	(5) $	(14) $	(45)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(493) $	–	$ (2) $	(291) $	(12,110) $	(8) $	(14) $	(5) $	(14) $	(45)
Year Ended October 31, 2009
From net investment income $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(878) $	–	$ –	$ (403) $	(11,722) $	(7) $	(14) $	(13) $	(23) $	(26)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Blend Fund II

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 3,596	$ 8,769
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	15,544	(122,756)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	90,642	184,688
Net Increase (Decrease) in Net Assets Resulting from Operations	109,782	70,701

Dividends and Distributions to Shareholders
From net investment income	(8,377)	(9,429)
Total Dividends and Distributions	(8,377)	(9,429)

Capital Share Transactions
Net increase (decrease) in capital share transactions	761	(8,650)
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	102,166	52,623

Net Assets
Beginning of period	704,152	651,529
End of period (including undistributed net investment income as set forth below)	$ 806,318	$ 704,152
Undistributed (overdistributed) net investment income (loss)	$ 1,747	$ 6,528

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,812 $	283	$ 104	$ 4,900 $	37,773	$ 784	$ 809	$ 4,568	$ 1,516	$ 7,253
Reinvested	187	–	2	825	6,583	23	108	215	119	312
Redeemed	(4,542)	(3,268)	(122)	(8,581)	(35,838)	(461)	(1,980)	(2,738)	(2,482)	(9,403)
Net Increase (Decrease)	$ (543) $	(2,985) $	(16) $	(2,856) $	8,518	$ 346	$ (1,063) $	2,045	$ (847) $	(1,838)
Shares:
Sold	434	34	12	583	4,372	93	94	537	175	842
Reinvested	22	–	–	99	774	2	13	25	14	37
Redeemed	(525)	(381)	(14)	(1,021)	(4,112)	(54)	(229)	(318)	(295)	(1,108)
Net Increase (Decrease)	(69)	(347)	(2)	(339)	1,034	41	(122)	244	(106)	(229)
Year Ended October 31, 2009
Dollars:
Sold	$ 4,665 $	647	$ 348	$ 8,235 $	52,182	$ 1,103	$ 2,539	$ 3,350	$ 2,800	$ 6,003
Reinvested	320	–	–	953	7,419	22	82	220	138	266
Redeemed	(8,056)	(3,673)	(245)	(16,107)	(54,042)	(675)	(2,588)	(5,590)	(2,099)	(6,867)
Net Increase (Decrease)	$ (3,071) $	(3,026) $	103	$ (6,919) $	5,559	$ 450	$ 33	$ (2,020) $	839	$ (598)
Shares:
Sold	676	95	49	1,235	7,659	162	366	498	414	826
Reinvested	49	–	–	149	1,136	3	12	34	21	41
Redeemed	(1,212)	(541)	(38)	(2,484)	(8,117)	(93)	(378)	(835)	(315)	(1,023)
Net Increase (Decrease)	(487)	(446)	11	(1,100)	678	72	–	(303)	120	(156)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (189)	–	$ (2) $	(826) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(189) $	–	$ (2) $	(826) $	(6,583) $	(23) $	(108) $	(215) $	(119) $	(312)
Year Ended October 31, 2009
From net investment
income	$ (325)	–	–	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(325) $	–	$ –	$ (954) $	(7,422) $	(22) $	(82) $	(220) $	(138) $	(266)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								LargeCap Growth Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (2,465)		$ 1,219
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									139,938		(576,058)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									275,967		654,424
		Net Increase (Decrease) in Net Assets Resulting from Operations							413,440		79,585

Dividends and Distributions to Shareholders
From net investment income									(316)		(1,219)
From tax return of capital									–		(1,510)
					Total Dividends and Distributions				(316)		(2,729)

Capital Share Transactions
Net increase (decrease) in capital share transactions								(337,393)			48,076
				Total increase (decrease) in net assets					75,731		124,932

Net Assets
Beginning of period								2,226,624			2,101,692
End of period (including undistributed net investment income as set forth below)								$ 2,302,355		$ 2,226,624
Undistributed (overdistributed) net investment income (loss)								$ (2,781)		$ –

	Class A	Class B	Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 13,909	$ 606	$ 1,098	$ 3,440	$ 110,336	$ 6,507	$ 922	$ 2,885	$ 2,442	$ 65,182
Reinvested	–	–	–	–	312	–	–	–	–	–
Redeemed	(31,211)	(5,011)	(1,366)	(4,393)	(464,583)	(1,152)	(1,547)	(10,312)	(12,284)	(13,173)
Net Increase (Decrease)	$ (17,302) $	(4,405) $	(268) $	(953) $ (353,935) $		5,355	$ (625) $	(7,427) $	(9,842) $	52,009
Shares:
Sold	2,002	93	165	517	15,724	976	136	340	339	9,398
Reinvested	–	–	–	–	45	–	–	–	–	–
Redeemed	(4,501)	(746)	(202)	(669)	(63,262)	(170)	(230)	(1,428)	(1,691)	(1,867)
Net Increase (Decrease)	(2,499)	(653)	(37)	(152)	(47,493)	806	(94)	(1,088)	(1,352)	7,531
Year Ended October 31, 2009
Dollars:
Sold	$ 31,898	$ 2,624	$ 4,875	$ 8,030	$ 304,415	$ 2,278	$ 2,967	$ 13,205	$ 17,184	$ 20,285
Reinvested	–	–	–	–	2,593	–	–	–	–	–
Redeemed	(70,804)	(11,201)	(5,196)	(7,940)	(227,115)	(1,641)	(2,848)	(8,121)	(11,714)	(15,698)
Net Increase (Decrease)	$ (38,906) $	(8,577) $	(321) $	90	$ 79,893	$ 637	$ 119	$ 5,084	$ 5,470	$ 4,587
Shares:
Sold	5,828	485	901	1,533	54,584	411	531	2,361	3,001	3,645
Reinvested	–	–	–	–	478	–	–	–	–	–
Redeemed	(12,689)	(2,123)	(972)	(1,516)	(40,962)	(290)	(511)	(1,381)	(2,005)	(2,807)
Net Increase (Decrease)	(6,861)	(1,638)	(71)	17	14,100	121	20	980	996	838

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	–	$ (316)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (316) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	–	–	–	–	$ (1,219)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
From tax return of capital	–	–	–	–	(1,510)	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (2,729) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

41

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 799	$ 1,249
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	93,097	(241,059)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	231,206	604,321
Net Increase (Decrease) in Net Assets Resulting from Operations	325,102	364,511

Dividends and Distributions to Shareholders
From net investment income	(1,115)	(185)
Total Dividends and Distributions	(1,115)	(185)

Capital Share Transactions
Net increase (decrease) in capital share transactions	576,921	89,559
Redemption fees - Class A	–	2
Redemption fees - Class C	1	–
Redemption fees - Class J	2	2
Total increase (decrease) in net assets	900,911	453,889

Net Assets
Beginning of period	1,648,146	1,194,257
End of period (including undistributed net investment income as set forth below)	$ 2,549,057	$ 1,648,146
Undistributed (overdistributed) net investment income (loss)	$ 748	$ 1,064

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,829	$ 230	$ 584	$ 8,750	$ 656,024	$ 698	$ 1,764	$ 7,480	$ 4,359	$ 12,050
Reinvested	–	–	–	–	1,115	–	–	–	–	–
Redeemed	(4,691)	(1,255)	(110)	(7,145)	(98,632)	(160)	(4,301)	(1,550)	(772)	(1,346)
Net Increase (Decrease)	$ (862) $	(1,025) $	474	$ 1,605	$ 558,507	$ 538	$ (2,537) $	5,930	$ 3,587	$ 10,704
Shares:
Sold	514	32	78	1,241	82,422	94	245	1,002	600	1,597
Reinvested	–	–	–	–	145	–	–	–	–	–
Redeemed	(626)	(176)	(15)	(1,015)	(12,579)	(22)	(607)	(205)	(103)	(176)
Net Increase (Decrease)	(112)	(144)	63	226	69,988	72	(362)	797	497	1,421
Year Ended October 31, 2009
Dollars:
Sold	$ 8,349	$ 870	$ 612	$ 12,443	$ 245,935	$ 628	$ 2,378	$ 2,921	$ 1,271	$ 5,030
Reinvested	–	–	–	–	185	–	–	–	–	–
Redeemed	(6,981)	(2,119)	(167)	(7,507)	(157,833)	(284)	(2,277)	(5,937)	(1,689)	(6,269)
Net Increase (Decrease)	$ 1,368	$ (1,249) $	445	$ 4,936	$ 88,287	$ 344	$ 101	$ (3,016) $	(418) $	(1,239)
Shares:
Sold	1,444	158	99	2,247	44,429	109	429	482	236	822
Reinvested	–	–	–	–	37	–	–	–	–	–
Redeemed	(1,296)	(399)	(29)	(1,435)	(28,644)	(53)	(426)	(1,077)	(327)	(1,034)
Net Increase (Decrease)	148	(241)	70	812	15,822	56	3	(595)	(91)	(212)

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	–	$ (1,115)	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (1,115) $	–	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment
income	$ –	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (185) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Growth Fund II

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 4,591	$ 7,423
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	148,072	(329,496)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	68,263	519,083
Net Increase (Decrease) in Net Assets Resulting from Operations	220,926	197,010

Dividends and Distributions to Shareholders
From net investment income	(6,366)	(8,170)
Total Dividends and Distributions	(6,366)	(8,170)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(355,978)	(9,003)
Redemption fees - Class J	1	–
Total increase (decrease) in net assets	(141,417)	179,837

Net Assets
Beginning of period	1,568,714	1,388,877
End of period (including undistributed net investment income as set forth below)	$ 1,427,297	$ 1,568,714
Undistributed (overdistributed) net investment income (loss)	$ 2,389	$ 3,884

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 376	$ 152	$ 3,369	$ 108,977 $	274	$ 391	$ 899	$ 2,591	$ 8,323
Reinvested	–	–	–	6,297	–	–	–	14	55
Redeemed	(270)	(33)	(2,603)	(478,685)	(370)	(667)	(2,408)	(785)	(1,875)
Net Increase (Decrease)	$ 106	$ 119	$ 766	$ (363,411) $	(96) $	(276) $	(1,509) $	1,820	$ 6,503
Shares:
Sold	52	22	497	14,742	38	56	126	364	1,161
Reinvested	–	–	–	857	–	–	–	2	7
Redeemed	(38)	(5)	(386)	(62,349)	(51)	(97)	(348)	(110)	(258)
Net Increase (Decrease)	14	17	111	(46,750)	(13)	(41)	(222)	256	910
Year Ended October 31, 2009
Dollars:
Sold	$ 2,076	$ 292	$ 4,897	$ 116,783 $	576	$ 1,191	$ 4,591	$ 1,297	$ 5,495
Reinvested	–	–	–	8,126	–	–	–	–	44
Redeemed	(334)	(203)	(3,445)	(137,193)	(150)	(1,531)	(2,108)	(2,363)	(7,044)
Net Increase (Decrease)	$ 1,742	$ 89	$ 1,452	$ (12,284) $	426	$ (340) $	2,483	$ (1,066) $	(1,505)
Shares:
Sold	351	51	899	20,065	98	221	768	219	968
Reinvested	–	–	–	1,483	–	–	–	–	8
Redeemed	(61)	(34)	(644)	(23,483)	(27)	(296)	(357)	(433)	(1,212)
Net Increase (Decrease)	290	17	255	(1,935)	71	(75)	411	(214)	(236)

Distributions:
Period Ended April 30, 2010
From net investment
income	–	–	–	$ (6,297)	–	–	–	$ (14) $	(55)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (6,297) $	–	$ –	$ –	$ (14) $	(55)
Year Ended October 31, 2009
From net investment
income	–	–	–	$ (8,126)	–	–	–	–	$ (44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (8,126) $	–	$ –	$ –	$ –	$ (44)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,693	$ 14,440
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	2,886	(18,499)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	143,133	81,234
Net Increase (Decrease) in Net Assets Resulting from Operations	153,712	77,175

Dividends and Distributions to Shareholders
From net investment income	(14,232)	(16,807)
Total Dividends and Distributions	(14,232)	(16,807)

Capital Share Transactions
Net increase (decrease) in capital share transactions	227,439	60,429
Redemption fees - Class A	–	1
Redemption fees - Class C	–	1
Redemption fees - Class J	1	4
Total increase (decrease) in net assets	366,920	120,803

Net Assets
Beginning of period	910,896	790,093
End of period (including undistributed net investment income as set forth below)	$ 1,277,816	$ 910,896
Undistributed (overdistributed) net investment income (loss)	$ 4,451	$ 10,990

	Class A Class C Class J Institutional				R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 5,689	$ 1,021 $	15,983 $	294,805	$ 2,129	$ 4,916 $	10,729 $	13,256	$ 20,581
Reinvested	759	41	3,639	2,617	156	623	2,000	1,324	3,049
Redeemed	(6,370)	(435)	(22,316)	(39,115)	(1,386)	(8,094)	(42,690)	(9,943)	(25,529)
Net Increase (Decrease)	$ 78	$ 627 $	(2,694) $	258,307	$ 899	$ (2,555) $ (29,961) $		4,637	$ (1,899)
Shares:
Sold	721	130	2,037	37,714	265	623	1,352	1,694	2,580
Reinvested	98	5	472	337	20	80	257	170	389
Redeemed	(804)	(57)	(2,840)	(4,967)	(176)	(1,024)	(5,410)	(1,261)	(3,186)
Net Increase (Decrease)	15	78	(331)	33,084	109	(321)	(3,801)	603	(217)
Year Ended October 31, 2009
Dollars:
Sold	$ 11,135	$ 3,638 $	31,222 $	46,244	$ 4,594	$ 7,806 $	25,055 $	21,378	$ 45,860
Reinvested	1,001	35	4,838	3,149	118	689	2,263	1,553	3,133
Redeemed	(13,399)	(2,440)	(38,846)	(35,467)	(920)	(5,401)	(17,464)	(13,029)	(26,316)
Net Increase (Decrease)	$ (1,263) $	1,233 $	(2,786) $	13,926	$ 3,792	$ 3,094 $	9,854 $	9,902	$ 22,677
Shares:
Sold	1,768	552	5,044	7,405	718	1,185	3,897	3,398	6,912
Reinvested	162	6	792	513	19	111	367	251	504
Redeemed	(2,162)	(378)	(6,312)	(5,576)	(146)	(858)	(2,801)	(2,027)	(4,032)
Net Increase (Decrease)	(232)	180	(476)	2,342	591	438	1,463	1,622	3,384

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (777) $	(42) $	(3,644) $	(2,617) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (777) $	(42) $	(3,644) $	(2,617) $	(156) $	(623) $	(2,000) $	(1,324) $	(3,049)
Year Ended October 31, 2009
From net investment
income	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (1,020) $	(37) $	(4,841) $	(3,153) $	(118) $	(689) $	(2,263) $	(1,553) $	(3,133)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,343	$ 14,990
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	24,974	(107,879)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	113,218	121,707
Net Increase (Decrease) in Net Assets Resulting from Operations	145,535	28,818

Dividends and Distributions to Shareholders
From net investment income	(15,093)	(16,197)
Total Dividends and Distributions	(15,093)	(16,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions	282,959	154,910
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	413,401	167,532

Net Assets
Beginning of period	789,865	622,333
End of period (including undistributed net investment income as set forth below)	$ 1,203,266	$ 789,865
Undistributed (overdistributed) net investment income (loss)	$ 3,982	$ 11,732

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 4,604 $	237 $	169	$ 3,319	$ 314,261	$ 208	$ 408	$ 440	$ 342	$ 1,311
Reinvested	2,168	3	13	536	12,051	22	41	94	33	73
Redeemed	(13,441)	(1,521)	(86)	(3,304)	(32,549)	(57)	(387)	(1,975)	(416)	(3,638)
Net Increase (Decrease)	$ (6,669) $	(1,281) $	96	$ 551	$ 293,763	$ 173	$ 62	$ (1,441) $	(41) $	(2,254)
Shares:
Sold	538	28	21	392	36,950	25	48	53	40	156
Reinvested	261	–	1	65	1,453	3	5	12	4	9
Redeemed	(1,580)	(178)	(10)	(394)	(3,860)	(7)	(46)	(238)	(50)	(435)
Net Increase (Decrease)	(781)	(150)	12	63	34,543	21	7	(173)	(6)	(270)
Year Ended October 31, 2009
Dollars:
Sold	$ 8,683 $	963 $	1,327	$ 6,193	$ 196,844	$ 838	$ 1,560	$ 4,186	$ 1,210	$ 5,210
Reinvested	3,218	45	28	735	11,858	13	32	45	34	86
Redeemed	(27,189)	(2,737)	(1,124)	(7,865)	(45,568)	(135)	(577)	(855)	(719)	(1,429)
Net Increase (Decrease)	$ (15,288) $	(1,729) $	231	$ (937) $	163,134	$ 716	$ 1,015	$ 3,376	$ 525	$ 3,867
Shares:
Sold	1,238	136	184	899	28,410	118	243	608	171	707
Reinvested	451	6	4	104	1,670	2	5	7	5	12
Redeemed	(3,922)	(392)	(165)	(1,141)	(6,493)	(20)	(80)	(123)	(100)	(200)
Net Increase (Decrease)	(2,233)	(250)	23	(138)	23,587	100	168	492	76	519

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(2,227) $	(3) $	(13) $	(536) $	(12,051) $	(22) $	(41) $	(94) $	(33) $	(73)
Year Ended October 31, 2009
From net investment
income	$ (3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,317) $	(45) $	(31) $	(735) $	(11,859) $	(13) $	(32) $	(45) $	(34) $	(86)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	LargeCap Value Fund III

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 11,901	$ 33,849
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	99,407	(638,155)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	164,250	688,775
Net Increase (Decrease) in Net Assets Resulting from Operations	275,558	84,469

Dividends and Distributions to Shareholders
From net investment income	(31,437)	(46,086)
Total Dividends and Distributions	(31,437)	(46,086)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(264,862)	1,804
Total increase (decrease) in net assets	(20,741)	40,187

Net Assets
Beginning of period	1,904,875	1,864,688
End of period (including undistributed net investment income as set forth below)	$ 1,884,134	$ 1,904,875
Undistributed (overdistributed) net investment income (loss)	$ 5,436	$ 24,972

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 2,278 $	271 $	95 $	3,958 $	405,324	$ 589	$ 776 $	1,588 $	1,031 $	3,876
Reinvested	415	40	6	746	29,015	40	191	307	221	451
Redeemed	(3,354)	(1,579)	(88)	(5,471)	(672,894)	(604)	(4,069)	(7,771)	(6,537)	(13,713)
Net Increase (Decrease)	$ (661) $	(1,268) $	13 $	(767) $ (238,555) $		25	$ (3,102) $	(5,876) $	(5,285) $	(9,386)
Shares:
Sold	240	29	10	426	41,238	63	83	164	110	416
Reinvested	45	4	–	82	3,161	5	21	33	24	49
Redeemed	(355)	(166)	(9)	(591)	(71,428)	(65)	(440)	(807)	(709)	(1,470)
Net Increase (Decrease)	(70)	(133)	1	(83)	(27,029)	3	(336)	(610)	(575)	(1,005)
Year Ended October 31, 2009
Dollars:
Sold	$ 4,702 $	534 $	178 $	7,339 $	245,245	$ 969	$ 1,786 $	3,522 $	3,877 $	7,529
Reinvested	535	35	6	1,232	41,374	72	340	1,012	493	973
Redeemed	(7,383)	(3,112)	(205)	(11,501)	(226,595)	(1,495)	(8,051)	(29,867)	(7,614)	(24,126)
Net Increase (Decrease)	$ (2,146) $	(2,543) $	(21) $	(2,930) $	60,024	$ (454) $	(5,925) $ (25,333) $		(3,244) $ (15,624)
Shares:
Sold	610	70	23	975	32,401	130	232	447	516	961
Reinvested	70	5	1	163	5,416	9	45	129	64	127
Redeemed	(997)	(407)	(29)	(1,558)	(30,552)	(196)	(1,075)	(3,590)	(1,019)	(2,953)
Net Increase (Decrease)	(317)	(332)	(5)	(420)	7,265	(57)	(798)	(3,014)	(439)	(1,865)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(419) $	(40) $	(6) $	(747) $	(29,015) $	(40) $	(191) $	(307) $	(221) $	(451)
Year Ended October 31, 2009
From net investment
income	$ (546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(546) $	(36) $	(6) $	(1,233) $	(41,375) $	(72) $	(340) $	(1,012) $	(493) $	(973)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Blend Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 2,712	$ (32)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	57,364	(17,853)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	164,815	93,250
Net Increase (Decrease) in Net Assets Resulting from Operations	224,891	75,365

Dividends and Distributions to Shareholders
From net investment income	(5,794)	–
From net realized gain on investments	–	(32,308)
Total Dividends and Distributions	(5,794)	(32,308)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(135,790)	466,875
Redemption fees - Class A	–	1
Total increase (decrease) in net assets	83,307	509,933

Net Assets
Beginning of period	1,095,211	585,278
End of period (including undistributed net investment income as set forth below)	$ 1,178,518	$ 1,095,211
Undistributed (overdistributed) net investment income (loss)	$ (3,102)	$ (19)

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 31,757 $	1,511	$ 4,859	$ 12,127	$ 21,824	$ 339	$ 1,110	$ 2,116	$ 743	$ 7,389
Reinvested	1,565	–	19	423	3,166	4	11	43	38	113
Redeemed	(46,204)	(8,997)	(1,056)	(13,307)	(148,037)	(458)	(1,077)	(1,393)	(1,753)	(2,665)
Net Increase (Decrease)	$ (12,882) $	(7,486) $	3,822	$ (757) $ (123,047) $		(115) $	44	$ 766	$ (972) $	4,837
Shares:
Sold	2,725	134	430	1,072	1,889	31	94	189	64	646
Reinvested	138	–	2	38	278	–	1	4	3	10
Redeemed	(4,010)	(787)	(94)	(1,189)	(12,143)	(40)	(91)	(122)	(153)	(231)
Net Increase (Decrease)	(1,147)	(653)	338	(79)	(9,976)	(9)	4	71	(86)	425
Year Ended October 31, 2009
Dollars:
Sold	$ 41,456 $	3,703	$ 2,791	$ 17,690	$ 44,957	$ 921	$ 1,661	$ 4,193	$ 2,672	$ 5,958
Issued in acquisitions	36,812	10,845	3,912	–	368,602	–	–	–	–	–
Reinvested	19,297	1,897	201	7,197	443	55	139	420	303	629
Redeemed	(57,336)	(10,856)	(902)	(22,143)	(10,891)	(257)	(680)	(2,376)	(810)	(3,628)
Net Increase (Decrease)	$ 40,229 $	5,589	$ 6,002	$ 2,744	$ 403,111	$ 719	$ 1,120	$ 2,237	$ 2,165	$ 2,959
Shares:
Sold	4,579	407	310	2,021	4,760	106	182	457	293	660
Issued in acquisitions	3,375	1,014	368	–	33,427	–	–	–	–	–
Reinvested	2,345	233	25	901	53	7	17	51	36	76
Redeemed	(6,530)	(1,237)	(104)	(2,605)	(1,186)	(30)	(75)	(255)	(88)	(404)
Net Increase (Decrease)	3,769	417	599	317	37,054	83	124	253	241	332

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,606)	–	$ (24) $	(424) $	(3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $ (1,606) $		–	$ (24) $	(424) $	(3,531) $	(4) $	(11) $	(43) $	(38) $	(113)
Year Ended October 31, 2009
From net investment
income	$ – $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	(19,722)	(1,941)	(215)	(7,204)	(1,678)	(55)	(141)	(420)	(303)	(629)
Total Dividends and Distributions $ (19,722) $		(1,941) $	(215) $	(7,204) $	(1,678) $	(55) $	(141) $	(420) $	(303) $	(629)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Growth Fund III

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ (1,239)	$ (2,177)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	56,135	(168,592)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	224,354	395,922
Net Increase (Decrease) in Net Assets Resulting from Operations	279,250	225,153

Capital Share Transactions
Net increase (decrease) in capital share transactions	(12,577)	393,917
Redemption fees - Class J	–	1
Total increase (decrease) in net assets	266,673	619,071

Net Assets
Beginning of period	1,148,889	529,818
End of period (including undistributed net investment income as set forth below)	$ 1,415,562	$ 1,148,889
Undistributed (overdistributed) net investment income (loss)	$ (1,239)	$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,747	$ 197	$ 393	$ 4,178	$ 45,585	$ 743	$ 1,029	$ 2,774	$ 4,006	$ 9,187
Redeemed	(3,226)	(1,090)	(152)	(3,051)	(61,410)	(890)	(1,700)	(3,631)	(4,128)	(5,138)
Net Increase (Decrease)	$ 521	$ (893) $	241	$ 1,127	$ (15,825) $	(147) $	(671) $	(857) $	(122) $	4,049
Shares:
Sold	453	25	48	521	5,399	91	124	335	485	1,102
Redeemed	(396)	(136)	(19)	(391)	(7,340)	(113)	(215)	(433)	(493)	(637)
Net Increase (Decrease)	57	(111)	29	130	(1,941)	(22)	(91)	(98)	(8)	465
Year Ended October 31, 2009
Dollars:
Sold	$ 6,007	$ 668	$ 805	$ 5,071	$ 158,566	$ 1,040	$ 1,403	$ 3,854	$ 3,462	$ 6,010
Issued in acquisitions	1,401	–	169	–	313,277	2,352	2,652	6,653	4,937	5,701
Redeemed	(5,572)	(1,569)	(415)	(3,747)	(96,154)	(616)	(2,170)	(7,849)	(2,634)	(9,385)
Net Increase (Decrease)	$ 1,836	$ (901) $	559	$ 1,324	$ 375,689	$ 2,776	$ 1,885	$ 2,658	$ 5,765	$ 2,326
Shares:
Sold	969	111	124	825	27,173	169	228	620	539	945
Issued in acquisitions	295	–	36	–	55,882	432	510	1,157	904	942
Redeemed	(949)	(271)	(72)	(644)	(15,065)	(94)	(367)	(1,199)	(427)	(1,385)
Net Increase (Decrease)	315	(160)	88	181	67,990	507	371	578	1,016	502

Distributions:
Period Ended April 30, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	MidCap Value Fund I

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 7,338	$ 8,989
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	83,446	(144,156)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	204,369	306,276
Net Increase (Decrease) in Net Assets Resulting from Operations	295,153	171,109

Dividends and Distributions to Shareholders
From net investment income	(11,333)	(9,947)
Total Dividends and Distributions	(11,333)	(9,947)

Capital Share Transactions
Net increase (decrease) in capital share transactions	29,053	340,554
Redemption fees - Class B	1	–
Total increase (decrease) in net assets	312,874	501,716

Net Assets
Beginning of period	1,166,774	665,058
End of period (including undistributed net investment income as set forth below)	$ 1,479,648	$ 1,166,774
Undistributed (overdistributed) net investment income (loss)	$ 2,455	$ 6,450

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,846	$ 316	$ 319	$ 4,072	$ 66,391	$ 1,004	$ 2,687	$ 3,777	$ 6,190	$ 13,868
Reinvested	49	4	5	294	10,289	24	87	218	154	208
Redeemed	(812)	(302)	(173)	(4,343)	(55,606)	(520)	(1,239)	(8,036)	(3,609)	(8,109)
Net Increase (Decrease)	$ 1,083	$ 18	$ 151	$ 23	$ 21,074	$ 508	$ 1,535	$ (4,041) $	2,735	$ 5,967
Shares:
Sold	164	28	29	365	5,960	92	247	345	579	1,279
Reinvested	5	–	–	28	971	2	8	21	15	20
Redeemed	(76)	(27)	(16)	(399)	(5,190)	(47)	(113)	(749)	(331)	(778)
Net Increase (Decrease)	93	1	13	(6)	1,741	47	142	(383)	263	521
Year Ended October 31, 2009
Dollars:
Sold	$ 576	$ 134	$ 254	$ 2,513	$ 150,730	$ 1,752	$ 2,530	$ 9,715	$ 4,470	$ 11,618
Issued in acquisitions	4,847	877	760	39,353	160,499	703	6,720	11,451	5,811	6,679
Reinvested	–	–	–	–	9,574	15	40	90	101	127
Redeemed	(429)	(129)	(83)	(3,527)	(72,007)	(494)	(1,580)	(3,961)	(3,602)	(5,573)
Net Increase (Decrease)	$ 4,994	$ 882	$ 931	$ 38,339	$ 248,796	$ 1,976	$ 7,710	$ 17,295	$ 6,780	$ 12,851
Shares:
Sold	63	15	28	281	18,984	210	309	1,169	536	1,349
Issued in acquisitions	604	110	95	4,911	19,977	88	847	1,434	726	833
Reinvested	–	–	–	–	1,231	2	5	12	13	16
Redeemed	(46)	(14)	(9)	(390)	(8,781)	(61)	(180)	(470)	(400)	(676)
Net Increase (Decrease)	621	111	114	4,802	31,411	239	981	2,145	875	1,522

Distributions:
Period Ended April 30, 2010
From net investment income $	(50) $	(4) $	(5) $	(294) $	(10,289) $	(24) $	(87) $	(218) $	(154) $	(208)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(50) $	(4) $	(5) $	(294) $	(10,289) $	(24) $	(87) $	(218) $	(154) $	(208)
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(101) $	(127)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (9,574) $	(15) $	(40) $	(90) $	(101) $	(127)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Money Market Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ –	$ 12,272
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	654	(54)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
Net Increase (Decrease) in Net Assets Resulting from Operations	654	12,218

Dividends and Distributions to Shareholders
From net investment income	–	(12,272)
Total Dividends and Distributions	–	(12,272)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(938,828)	(458,474)
Total increase (decrease) in net assets	(938,174)	(458,528)

Net Assets
Beginning of period	2,350,062	2,808,590
End of period (including undistributed net investment income as set forth below)	$ 1,411,888	$ 2,350,062
Undistributed (overdistributed) net investment income (loss)	$ –	$ –

	Class A	Class B	Class C	Class J Class S (a) Institutional R-1				R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 234,875	$ 5,656 $	5,954 $	60,797 $	6,506	$ 99,128	$ 1,308 $	5,699	$ 12,365 $	6,840 $	36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	$ (95,822) $ (20,067) $		(7,644) $	(30,840) $ (761,480) $		(11,538) $	(368) $	4,987	$ (8,769) $	(3,569) $	(3,718)
Shares:
Sold	234,875	5,656	5,954	60,797	6,506	99,128	1,308	5,699	12,365	6,840	36,139
Issued in acquisitions	1,527	–	526	16,294	–	109,510	10	5,323	1,061	8	650
Redeemed	(332,224)	(25,723)	(14,124)	(107,931)	(767,986)	(220,176)	(1,686)	(6,035)	(22,195)	(10,417)	(40,507)
Net Increase (Decrease)	(95,822)	(20,067)	(7,644)	(30,840)	(761,480)	(11,538)	(368)	4,987	(8,769)	(3,569)	(3,718)
Year Ended October 31, 2009
Dollars:
Sold	$ 659,720	$ 60,716 $	50,539 $ 227,413 $ 396,802			$ 306,339	$ 18,105 $	23,928	$ 77,071 $	67,269 $ 124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	$ (138,649) $ (20,626) $		(12,217) $	(9,035) $ (191,591) $		(45,069) $	(1,147) $	(8,076) $	(17,295) $	(4,607) $	(10,162)
Shares:
Sold	659,720	60,716	50,539	227,413	396,802	306,339	18,105	23,928	77,071	67,269	124,297
Reinvested	3,650	115	89	1,229	4,182	1,422	23	76	250	129	662
Redeemed	(802,019)	(81,457)	(62,845)	(237,677)	(592,575)	(352,830)	(19,275)	(32,080)	(94,616)	(72,005)	(135,121)
Net Increase (Decrease)	(138,649)	(20,626)	(12,217)	(9,035)	(191,591)	(45,069)	(1,147)	(8,076)	(17,295)	(4,607)	(10,162)

Distributions:
Period Ended April 30, 2010
From net investment
income	$ –	$ – $	– $	–	–	$ –	$ – $	–	$ – $	– $	–
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ –	$ – $	– $	–	–	$ –	$ – $	–	$ – $	– $	–
Year Ended October 31, 2009
From net investment
income	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)
From net realized gain
on investments	–	–	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (3,828) $	(155) $	(100) $	(1,233) $	(4,182) $	(1,634) $	(23) $	(76) $	(250) $	(129) $	(662)

(a)	Class S shares discontinued operations on November 23, 2009.

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Preferred Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 82,386	$ 137,487
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	24,089	(62,021)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	165,636	611,107
Net Increase (Decrease) in Net Assets Resulting from Operations	272,111	686,573

Dividends and Distributions to Shareholders
From net investment income	(86,681)	(137,851)
Total Dividends and Distributions	(86,681)	(137,851)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(80,953)	625,983
Redemption fees - Class A	2	19
Redemption fees - Class C	–	5
Redemption fees - Class J	2	–
Total increase (decrease) in net assets	104,481	1,174,729

Net Assets
Beginning of period	2,412,075	1,237,346
End of period (including undistributed net investment income as set forth below)	$ 2,516,556	$ 2,412,075
Undistributed (overdistributed) net investment income (loss)	$ (3,316)	$ 979

	Class A	Class C	Class J Institutional R-1			R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 223,752	$ 106,484	$ 4,081	$ 202,002	$ 177	$ 603	$ 385	$ 225	$ 1,095
Reinvested	15,758	6,609	801	41,944	42	43	56	73	28
Redeemed	(222,507)	(58,085)	(3,865)	(396,805)	(163)	(1,030)	(390)	(695)	(1,571)
Net Increase (Decrease)	$ 17,003	$ 55,008	$ 1,017	$ (152,859) $	56	$ (384) $	51	$ (397) $	(448)
Shares:
Sold	24,040	11,469	446	21,605	19	65	41	25	118
Reinvested	1,700	713	88	4,549	5	5	6	8	3
Redeemed	(23,864)	(6,265)	(422)	(42,745)	(18)	(109)	(43)	(76)	(172)
Net Increase (Decrease)	1,876	5,917	112	(16,591)	6	(39)	4	(43)	(51)
Year Ended October 31, 2009
Dollars:
Sold	$ 545,622	$ 278,167	$ 4,348	$ 282,648	$ 590	$ 557	$ 324	$ 422	$ 1,405
Reinvested	19,513	7,773	1,308	83,074	62	55	118	144	44
Redeemed	(229,958)	(60,686)	(4,159)	(302,429)	(230)	(428)	(751)	(540)	(1,010)
Net Increase (Decrease)	$ 335,177	$ 225,254	$ 1,497	$ 63,293	$ 422	$ 184	$ (309) $	26	$ 439
Shares:
Sold	76,300	38,769	560	40,879	80	75	45	57	172
Reinvested	2,640	1,048	187	11,766	9	8	17	20	6
Redeemed	(32,041)	(8,415)	(615)	(44,442)	(34)	(64)	(103)	(83)	(127)
Net Increase (Decrease)	46,899	31,402	132	8,203	55	19	(41)	(6)	51

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (24,794) $	(14,910) $	(801) $	(45,934) $	(42) $	(43) $	(56) $	(73) $	(28)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (24,794) $	(14,910) $	(801) $	(45,934) $	(42) $	(43) $	(56) $	(73) $	(28)
Year Ended October 31, 2009
From net investment
income	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and
Distributions	$ (32,246) $	(18,392) $	(1,312) $	(85,478) $	(62) $	(55) $	(118) $	(144) $	(44)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands								Principal Capital Appreciation Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ 3,623		$ 6,083
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									34,608	13,895
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									104,953	72,730
		Net Increase (Decrease) in Net Assets Resulting from Operations							143,184	92,708

Dividends and Distributions to Shareholders
From net investment income									(5,788)	(7,102)
From net realized gain on investments									(6,037)	(44,445)
					Total Dividends and Distributions				(11,825)	(51,547)

Capital Share Transactions
Net increase (decrease) in capital share transactions									6,407	(63,061)
Redemption fees - Class A									1	1
				Total increase (decrease) in net assets					137,767	(21,899)

Net Assets
Beginning of period									881,892	903,791
End of period (including undistributed net investment income as set forth below)								$ 1,019,659		$ 881,892
Undistributed (overdistributed) net investment income (loss)								$ 3,065		$ 5,230

	Class A Class B		Class C Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 41,108 $	1,611 $	3,656	$ 45,238	$ 10	$ 10	$ 10	$ 10	$ 10
Reinvested	4,116	566	115	6,549	–	–	–	–	–
Redeemed	(49,097)	(17,635)	(2,142)	(27,728)	–	–	–	–	–
Net Increase (Decrease)	$ (3,873) $ (15,458) $		1,629	$ 24,059	$ 10	$ 10	$ 10	$ 10	$ 10
Shares:
Sold	1,156	54	122	1,227	–	–	–	–	–
Reinvested	119	19	4	188	–	–	–	–	–
Redeemed	(1,393)	(576)	(71)	(785)	–	–	–	–	–
Net Increase (Decrease)	(118)	(503)	55	630	–	–	–	–	–
Year Ended October 31, 2009
Dollars:
Sold	$ 32,183 $	5,203 $	5,391	$ 9,219	N/A	N/A	N/A	N/A	N/A
Reinvested	19,140	4,632	645	24,796	N/A	N/A	N/A	N/A	N/A
Redeemed	(83,046)	(24,170)	(3,505)	(53,549)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	$ (31,723) $ (14,335) $		2,531	$ (19,534)	N/A	N/A	N/A	N/A	N/A
Shares:
Sold	1,124	214	209	321	N/A	N/A	N/A	N/A	N/A
Reinvested	702	198	28	899	N/A	N/A	N/A	N/A	N/A
Redeemed	(2,981)	(1,013)	(151)	(1,890)	N/A	N/A	N/A	N/A	N/A
Net Increase (Decrease)	(1,155)	(601)	86	(670)	N/A	N/A	N/A	N/A	N/A

Distributions:
Period Ended April 30, 2010
From net investment income $	(1,960)	–	–	$ (3,828)	–	–	–	–	–
From net realized gain on
investments	(2,559)	(627)	(127)	(2,724)	–	–	–	–	–
Total Dividends and Distributions $	(4,519) $	(627) $	(127) $	(6,552)	–	–	–	–	–
Year Ended October 31, 2009
From net investment income $	(2,125)	–	–	$ (4,977)	N/A	N/A	N/A	N/A	N/A
From net realized gain on
investments	(18,790)	(5,122)	(714)	(19,819)	N/A	N/A	N/A	N/A	N/A
Total Dividends and Distributions $ (20,915) $		(5,122) $	(714) $	(24,796)	N/A	N/A	N/A	N/A	N/A

See accompanying notes.

52

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Real Estate Securities Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 21,730	$ 34,840
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	57,193	(382,695)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	390,510	426,891
Net Increase (Decrease) in Net Assets Resulting from Operations	469,433	79,036

Dividends and Distributions to Shareholders
From net investment income	(20,703)	(35,754)
Total Dividends and Distributions	(20,703)	(35,754)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(75,901)	204,786
Redemption fees - Class J	–	2
Total increase (decrease) in net assets	372,829	248,070

Net Assets
Beginning of period	1,431,053	1,182,983
End of period (including undistributed net investment income as set forth below)	$ 1,803,882	$ 1,431,053
Undistributed (overdistributed) net investment income (loss)	$ 2,326	$ 1,299

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 19,160	$ 893 $	2,810	$ 6,786 $	152,034	$ 1,674	$ 2,263	$ 5,242	$ 4,368	$ 10,439
Reinvested	844	89	48	1,153	16,842	48	137	416	201	689
Redeemed	(10,325)	(2,182)	(664)	(9,901)	(251,345)	(815)	(2,012)	(3,809)	(3,392)	(17,592)
Net Increase (Decrease)	$ 9,679	$ (1,200) $	2,194	$ (1,962) $	(82,469) $	907	$ 388	$ 1,849	$ 1,177	$ (6,464)
Shares:
Sold	1,417	65	207	503	11,326	121	168	386	329	781
Reinvested	62	7	3	86	1,227	3	10	31	15	51
Redeemed	(778)	(163)	(50)	(759)	(17,735)	(61)	(159)	(296)	(272)	(1,378)
Net Increase (Decrease)	701	(91)	160	(170)	(5,182)	63	19	121	72	(546)
Year Ended October 31, 2009
Dollars:
Sold	$ 14,105	$ 1,062 $	2,070	$ 8,366 $	301,137	$ 1,432	$ 2,090	$ 9,915	$ 5,172	$ 23,757
Reinvested	1,467	218	77	2,281	28,922	74	262	739	342	1,221
Redeemed	(14,629)	(3,516)	(1,219)	(17,948)	(131,354)	(416)	(2,411)	(7,601)	(3,212)	(17,617)
Net Increase (Decrease)	$ 943	$ (2,236) $	928	$ (7,301) $	198,705	$ 1,090	$ (59) $	3,053	$ 2,302	$ 7,361
Shares:
Sold	1,436	107	200	903	32,951	151	222	1,077	556	2,752
Reinvested	160	24	8	255	3,158	8	30	82	38	135
Redeemed	(1,572)	(374)	(133)	(1,968)	(13,787)	(45)	(250)	(781)	(337)	(1,788)
Net Increase (Decrease)	24	(243)	75	(810)	22,322	114	2	378	257	1,099

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (886) $	(92) $	(58) $	(1,154) $	(17,022) $	(48) $	(137) $	(416) $	(201) $	(689)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(886) $	(92) $	(58) $	(1,154) $	(17,022) $	(48) $	(137) $	(416) $	(201) $	(689)
Year Ended October 31, 2009
From net investment
income	$ (1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,518) $	(229) $	(81) $	(2,285) $	(29,003) $	(74) $	(262) $	(739) $	(342) $	(1,221)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	Short-Term Bond Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 1,652	$ 7,497
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	(6,488)	(18,362)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	9,384	20,014
Net Increase (Decrease) in Net Assets Resulting from Operations	4,548	9,149

Dividends and Distributions to Shareholders
From net investment income	(1,962)	(7,750)
Total Dividends and Distributions	(1,962)	(7,750)

Capital Share Transactions
Net increase (decrease) in capital share transactions	5,530	(60,132)
Redemption fees - Class A	16	–
Redemption fees - Class C	–	2
Redemption fees - Class J	–	2
Total increase (decrease) in net assets	8,132	(58,729)

Net Assets
Beginning of period	125,663	184,392
End of period (including undistributed net investment income as set forth below)	$ 133,795	$ 125,663
Undistributed (overdistributed) net investment income (loss)	$ (574)	$ (369)

	Class A Class C		Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 27,387 $	2,213 $	5,267 $	17,845 $	183 $	119 $	609 $	204 $	224
Reinvested	982	42	648	106	9	1	44	4	18
Redeemed	(25,480)	(841)	(4,181)	(18,342)	(244)	(22)	(730)	(216)	(319)
Net Increase (Decrease)	$ 2,889 $	1,414 $	1,734 $	(391) $	(52) $	98 $	(77) $	(8) $	(77)
Shares:
Sold	3,142	252	600	2,041	21	14	69	23	26
Reinvested	112	5	74	12	1	–	5	1	2
Redeemed	(2,902)	(96)	(476)	(2,099)	(28)	(2)	(83)	(25)	(37)
Net Increase (Decrease)	352	161	198	(46)	(6)	12	(9)	(1)	(9)
Year Ended October 31, 2009
Dollars:
Sold	$ 9,761 $	4,074 $	7,711 $	18,397 $	596 $	53 $	512 $	825 $	1,196
Reinvested	2,820	83	2,146	2,120	24	6	142	9	67
Redeemed	(17,520)	(1,235)	(12,921)	(74,515)	(306)	(190)	(807)	(1,930)	(1,250)
Net Increase (Decrease)	$ (4,939) $	2,922 $	(3,064) $	(53,998) $	314 $	(131) $	(153) $	(1,096) $	13
Shares:
Sold	1,181	497	931	2,203	71	6	62	100	147
Reinvested	346	10	263	262	3	1	18	1	9
Redeemed	(2,155)	(151)	(1,595)	(9,059)	(37)	(23)	(98)	(231)	(155)
Net Increase (Decrease)	(628)	356	(401)	(6,594)	37	(16)	(18)	(130)	1

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (1,031) $	(57) $	(654) $	(144) $	(9) $	(1) $	(44) $	(4) $	(18)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(1,031) $	(57) $	(654) $	(144) $	(9) $	(1) $	(44) $	(4) $	(18)
Year Ended October 31, 2009
From net investment
income	$ (3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(3,004) $	(118) $	(2,175) $	(2,205) $	(24) $	(6) $	(142) $	(9) $	(67)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Short-Term Income Fund

				Period Ended	Year Ended
				April 30, 2010	October 31, 2009
Operations
Net investment income (loss)				$ 8,529	$ 12,106
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(31)	(987)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				6,833	19,883
		Net Increase (Decrease) in Net Assets Resulting from Operations		15,331	31,002

Dividends and Distributions to Shareholders
From net investment income				(8,359)	(12,041)
			Total Dividends and Distributions	(8,359)	(12,041)

Capital Share Transactions
Net increase (decrease) in capital share transactions				219,322	151,628
Redemption fees - Class A				7	2
Redemption fees - Class C				–	3
			Total increase (decrease) in net assets	226,301	170,594

Net Assets
Beginning of period				469,155	298,561
End of period (including undistributed net investment income as set forth below)				$ 695,456	$ 469,155
Undistributed (overdistributed) net investment income (loss)				$ 122	$ 91

	Class A	Class C	Institutional
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 109,689	$ 25,663	$ 176,626
Reinvested	1,952	396	5,133
Redeemed	(42,147)	(5,111)	(52,879)
Net Increase (Decrease)	$ 69,494	$ 20,948	$ 128,880
Shares:
Sold	9,208	2,152	14,805
Reinvested	164	33	430
Redeemed	(3,535)	(428)	(4,437)
Net Increase (Decrease)	5,837	1,757	10,798
Year Ended October 31, 2009
Dollars:
Sold	$ 112,560	$ 39,978	$ 133,069
Reinvested	1,742	301	9,310
Redeemed	(19,968)	(4,297)	(121,067)
Net Increase (Decrease)	$ 94,334	$ 35,982	$ 21,312
Shares:
Sold	9,736	3,465	11,526
Reinvested	151	26	816
Redeemed	(1,741)	(373)	(10,706)
Net Increase (Decrease)	8,146	3,118	1,636

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (2,608) $	(566) $	(5,185)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (2,608) $	(566) $	(5,185)
Year Ended October 31, 2009
From net investment
income	$ (2,246) $	(433) $	(9,362)
From net realized gain on
investments	–	–	–
Total Dividends and
Distributions	$ (2,246) $	(433) $	(9,362)

See accompanying notes.

55

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands									SmallCap Blend Fund

								Period Ended		Year Ended
								April 30, 2010		October 31, 2009
Operations
Net investment income (loss)								$ (224)		$ 362
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions									11,960		(68,962)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies									34,914		69,301
		Net Increase (Decrease) in Net Assets Resulting from Operations							46,650		701

Dividends and Distributions to Shareholders
From net investment income									(147)		(503)
					Total Dividends and Distributions				(147)		(503)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(5,975)		(12,534)
Redemption fees - Class J									1		–
				Total increase (decrease) in net assets					40,529		(12,336)

Net Assets
Beginning of period									180,699		193,035
End of period (including undistributed net investment income as set forth below)								$ 221,228		$ 180,699
Undistributed (overdistributed) net investment income (loss)								$ (177)		$ 194

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 3,702	$ 238	$ 216	$ 4,097	$ 324	$ 65	$ 84	$ 153	$ 183 $	322
Reinvested	–	–	–	–	135	–	–	–	3	9
Redeemed	(5,936)	(1,469)	(176)	(6,442)	(70)	(44)	(131)	(68)	(397)	(773)
Net Increase (Decrease)	$ (2,234) $	(1,231) $	40	$ (2,345) $	389	$ 21	$ (47) $	85	$ (211) $	(442)
Shares:
Sold	308	21	18	354	27	6	7	13	15	26
Reinvested	–	–	–	–	12	–	–	–	–	1
Redeemed	(500)	(128)	(15)	(563)	(6)	(3)	(11)	(6)	(32)	(64)
Net Increase (Decrease)	(192)	(107)	3	(209)	33	3	(4)	7	(17)	(37)
Year Ended October 31, 2009
Dollars:
Sold	$ 5,459	$ 424	$ 225	$ 3,937	$ 1,360	$ 67	$ 115	$ 168	$ 570 $	1,995
Reinvested	–	–	–	309	185	–	–	–	5	4
Redeemed	(9,798)	(3,062)	(120)	(11,905)	(690)	(82)	(336)	(464)	(427)	(473)
Net Increase (Decrease)	$ (4,339) $	(2,638) $	105	$ (7,659) $	855	$ (15) $	(221) $	(296) $	148 $	1,526
Shares:
Sold	582	46	23	433	193	7	13	18	58	200
Reinvested	–	–	–	35	20	–	–	–	1	–
Redeemed	(1,078)	(343)	(13)	(1,363)	(65)	(9)	(36)	(53)	(45)	(46)
Net Increase (Decrease)	(496)	(297)	10	(895)	148	(2)	(23)	(35)	14	154

Distributions:
Period Ended April 30, 2010
From net investment income	–	–	–	–	$ (135)	–	–	–	$ (3) $	(9)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ (135) $	–	$ –	$ –	$ (3) $	(9)
Year Ended October 31, 2009
From net investment income	–	–	–	$ (309) $	(185)	–	–	–	$ (5) $	(4)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ (309) $	(185) $	–	$ –	$ –	$ (5) $	(4)

See accompanying notes.

56

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ (827)	$ (783)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	14,827	(86,952)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	40,721	102,200
Net Increase (Decrease) in Net Assets Resulting from Operations	54,721	14,465

Dividends and Distributions to Shareholders
From tax return of capital	–	(18)
Total Dividends and Distributions	–	(18)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(12,349)	(14,317)
Redemption fees - Class A	–	1
Redemption fees - Class J	–	2
Total increase (decrease) in net assets	42,372	133

Net Assets
Beginning of period	223,907	223,774
End of period (including undistributed net investment income as set forth below)	$ 266,279	$ 223,907
Undistributed (overdistributed) net investment income (loss)	$ (827)	$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,672 $	156	$ 121	$ 1,608	$ 1,925	$ 130	$ 91	$ 171	$ 131	$ 134
Redeemed	(2,652)	(511)	(200)	(1,963)	(12,171)	(67)	(103)	(509)	(205)	(107)
Net Increase (Decrease)	$ (980) $	(355) $	(79) $	(355) $	(10,246) $	63	$ (12) $	(338) $	(74) $	27
Shares:
Sold	252	25	19	256	289	20	14	26	18	20
Redeemed	(402)	(79)	(31)	(321)	(1,829)	(10)	(15)	(76)	(30)	(16)
Net Increase (Decrease)	(150)	(54)	(12)	(65)	(1,540)	10	(1)	(50)	(12)	4
Year Ended October 31, 2009
Dollars:
Sold	$ 2,202 $	361	$ 524	$ 2,469	$ 8,736	$ 290	$ 76	$ 472	$ 1,854	$ 2,044
Reinvested	–	–	–	–	18	–	–	–	–	–
Redeemed	(4,330)	(978)	(314)	(3,856)	(17,503)	(103)	(46)	(489)	(2,763)	(2,981)
Net Increase (Decrease)	$ (2,128) $	(617) $	210	$ (1,387) $	(8,749) $	187	$ 30	$ (17) $	(909) $	(937)
Shares:
Sold	440	72	98	522	1,732	59	15	90	345	397
Reinvested	–	–	–	–	4	–	–	–	–	–
Redeemed	(891)	(207)	(68)	(828)	(3,376)	(18)	(10)	(95)	(491)	(529)
Net Increase (Decrease)	(451)	(135)	30	(306)	(1,640)	41	5	(5)	(146)	(132)

Distributions:
Period Ended April 30, 2010
From net investment income	–	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions	–	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income	–	–	–	–	$ –	–	–	–	–	–
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
From tax return of capital	–	–	–	–	(18)	–	–	–	–	–
Total Dividends and Distributions	–	–	$ –	$ –	$ (18) $	–	$ –	$ –	$ –	$ –

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Growth Fund II

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ (1,363)	$ (2,420)
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	29,478	(97,060)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	53,103	120,200
Net Increase (Decrease) in Net Assets Resulting from Operations	81,218	20,720

Capital Share Transactions
Net increase (decrease) in capital share transactions	(71,369)	(31,518)
Redemption fees - Class C	1	–
Total increase (decrease) in net assets	9,850	(10,798)

Net Assets
Beginning of period	337,731	348,529
End of period (including undistributed net investment income as set forth below)	$ 347,581	$ 337,731
Undistributed (overdistributed) net investment income (loss)	$ (1,363)	$ –

	Class A Class B		Class C Class J Institutional			R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,422	$ 38	$ 99	$ 1,073	$ 5,241	$ 249	$ 533	$ 750	$ 639	$ 947
Redeemed	(1,359)	(708)	(111)	(1,705)	(64,871)	(375)	(1,313)	(1,553)	(1,069)	(9,296)
Net Increase (Decrease)	$ 63	$ (670) $	(12) $	(632) $	(59,630) $	(126) $	(780) $	(803) $	(430) $	(8,349)
Shares:
Sold	216	6	15	177	747	39	83	118	97	141
Redeemed	(205)	(111)	(19)	(284)	(9,202)	(59)	(211)	(239)	(167)	(1,398)
Net Increase (Decrease)	11	(105)	(4)	(107)	(8,455)	(20)	(128)	(121)	(70)	(1,257)
Year Ended October 31, 2009
Dollars:
Sold	$ 2,416	$ 205	$ 468	$ 2,263	$ 22,547	$ 402	$ 873	$ 1,555	$ 1,570	$ 4,394
Redeemed	(1,691)	(959)	(77)	(3,014)	(47,577)	(437)	(1,523)	(3,268)	(1,617)	(8,048)
Net Increase (Decrease)	$ 725	$ (754) $	391	$ (751) $	(25,030) $	(35) $	(650) $	(1,713) $	(47) $	(3,654)
Shares:
Sold	456	40	86	498	4,404	78	173	318	312	848
Redeemed	(337)	(191)	(16)	(649)	(8,766)	(84)	(302)	(625)	(307)	(1,461)
Net Increase (Decrease)	119	(151)	70	(151)	(4,362)	(6)	(129)	(307)	5	(613)

Distributions:
Period Ended April 30, 2010
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Year Ended October 31, 2009
From net investment income $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	–	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands	SmallCap Value Fund

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009
Operations
Net investment income (loss)	$ 1,578	$ 3,768
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions	12,122	(123,417)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies	86,776	95,006
Net Increase (Decrease) in Net Assets Resulting from Operations	100,476	(24,643)

Dividends and Distributions to Shareholders
From net investment income	(3,551)	(2,883)
Total Dividends and Distributions	(3,551)	(2,883)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(52,491)	(2,427)
Redemption fees - Class A	–	1
Total increase (decrease) in net assets	44,434	(29,952)

Net Assets
Beginning of period	412,978	442,930
End of period (including undistributed net investment income as set forth below)	$ 457,412	$ 412,978
Undistributed (overdistributed) net investment income (loss)	$ 755	$ 2,728

	Class A Class B		Class C	Class J Institutional		R-1	R-2	R-3	R-4	R-5
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 1,683 $	158	$ 536	$ 2,430 $	13,199 $	247	$ 770	$ 1,303	$ 765 $	6,769
Reinvested	49	–	–	124	3,045	4	20	84	38	174
Redeemed	(2,292)	(377)	(644)	(3,559)	(60,293)	(146)	(861)	(5,491)	(1,825)	(8,401)
Net Increase (Decrease)	$ (560) $	(219) $	(108) $	(1,005) $	(44,049) $	105	$ (71) $	(4,104) $	(1,022) $	(1,458)
Shares:
Sold	124	12	43	187	1,054	18	59	100	57	519
Reinvested	4	–	–	10	243	1	1	7	3	14
Redeemed	(179)	(30)	(51)	(286)	(4,547)	(12)	(66)	(423)	(142)	(644)
Net Increase (Decrease)	(51)	(18)	(8)	(89)	(3,250)	7	(6)	(316)	(82)	(111)
Year Ended October 31, 2009
Dollars:
Sold	$ 3,339 $	850	$ 2,237	$ 3,787 $	28,290 $	715	$ 1,276	$ 7,353	$ 1,548 $	7,268
Reinvested	19	–	–	48	2,637	1	–	21	32	119
Redeemed	(4,029)	(742)	(2,393)	(7,754)	(34,673)	(296)	(1,140)	(1,853)	(1,922)	(7,165)
Net Increase (Decrease)	$ (671) $	108	$ (156) $	(3,919) $	(3,746) $	420	$ 136	$ 5,521	$ (342) $	222
Shares:
Sold	314	77	206	366	2,646	67	118	686	143	655
Reinvested	2	–	–	4	238	–	–	2	3	11
Redeemed	(381)	(71)	(225)	(751)	(3,339)	(28)	(105)	(171)	(172)	(657)
Net Increase (Decrease)	(65)	6	(19)	(381)	(455)	39	13	517	(26)	9

Distributions:
Period Ended April 30, 2010
From net investment
income	$ (55)	–	–	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(55) $	–	$ –	$ (124) $	(3,048) $	(4) $	(20) $	(84) $	(38) $	(178)
Year Ended October 31, 2009
From net investment
income	$ (21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)
From net realized gain on
investments	–	–	–	–	–	–	–	–	–	–
Total Dividends and Distributions $	(21) $	–	$ –	$ (48) $	(2,638) $	(1) $	–	$ (21) $	(32) $	(122)

See accompanying notes.

STATEMENT OF CHANGES IN NET ASSETS
PRINCIPAL FUNDS, INC.
(unaudited)

Amounts in thousands				Tax-Exempt Bond Fund

				Period Ended	Year Ended
				April 30, 2010	October 31, 2009
Operations
Net investment income (loss)				$ 6,353	$ 12,876
Net realized gain (loss) on investments, futures, options and swaptions, swap agreements and foreign
currency transactions				(1,076)	(9,130)
Change in unrealized appreciation/depreciation of investments, futures, options and swaptions, swap agreements
and translation of assets and liabilities in foreign currencies				5,195	33,716
		Net Increase (Decrease) in Net Assets Resulting from Operations		10,472	37,462

Dividends and Distributions to Shareholders
From net investment income				(6,227)	(12,653)
			Total Dividends and Distributions	(6,227)	(12,653)

Capital Share Transactions
Net increase (decrease) in capital share transactions				(5,868)	(503)
Redemption fees - Class A				–	1
			Total increase (decrease) in net assets	(1,623)	24,307

Net Assets
Beginning of period				260,587	236,280
End of period (including undistributed net investment income as set forth below)				$ 258,964	$ 260,587
Undistributed (overdistributed) net investment income (loss)				$ 592	$ 466

	Class A	Class B	Class C
Capital Share Transactions:
Period Ended April 30, 2010
Dollars:
Sold	$ 13,638 $	195 $	2,542
Reinvested	4,008	135	113
Redeemed	(21,695)	(2,635)	(2,169)
Net Increase (Decrease)	$ (4,049) $	(2,305) $	486
Shares:
Sold	1,940	28	362
Reinvested	570	19	16
Redeemed	(3,089)	(374)	(310)
Net Increase (Decrease)	(579)	(327)	68
Year Ended October 31, 2009
Dollars:
Sold	$ 25,835 $	1,886 $	3,770
Reinvested	7,917	366	160
Redeemed	(33,430)	(5,623)	(1,384)
Net Increase (Decrease)	$ 322 $	(3,371) $	2,546
Shares:
Sold	3,906	287	571
Reinvested	1,197	55	24
Redeemed	(5,111)	(849)	(214)
Net Increase (Decrease)	(8)	(507)	381

Distributions:
Period Ended April 30, 2010
From net investment income $	(5,910) $	(172) $	(145)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $	(5,910) $	(172) $	(145)
Year Ended October 31, 2009
From net investment income $ (11,944) $		(500) $	(209)
From net realized gain on
investments	–	–	–
Total Dividends and Distributions $ (11,944) $		(500) $	(209)

See accompanying notes.

60

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

California
Amounts in thousands	Municipal Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 12,220
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(46,771)
Proceeds from sale of investment securities	71,553
Decrease in fund shares sold receivable	631
Decrease in accrued interest receivable	564
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(57)
Increase in fund shares redeemed	164
Decrease in dividends payable	(76)
Decrease in interest expense and fees payable	(133)
Net accretion of bond discounts and amortization of premiums	(340)
Unrealized appreciation on securities investments and swap agreements	(6,234)
Net realized loss from investments	1,516
Net cash provided by operating activities	33,037

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(43)
Proceeds from shares sold	17,683
Payment on shares redeemed	(47,943)
Dividends and distributions paid to shareholders	(2,837)
Net cash used in financing activities	(33,140)

Net decrease in cash	(103)

Cash:
Beginning of period	$ 137
End of period	$ 34

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 4,508
Cash paid during the year for interest expense and fees	117

See accompanying notes.

61

STATEMENT OF CASH FLOWS
PRINCIPAL FUNDS, INC.
Six Months Ended April 30, 2010 (unaudited)

Tax-Exempt Bond
Amounts in thousands	Fund
Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 10,472
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchase of investment securities	(38,893)
Proceeds from sale of investment securities	47,700
Decrease in fund shares sold receivable	266
Decrease in accrued interest receivable	175
Decrease in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	(130)
Decrease in fund shares redeemed	(1,042)
Decrease in dividends payable	(84)
Decrease in interest expense and fees payable	(9)
Decrease in investment securities purchased	(1,972)
Net accretion of bond discounts and amortization of premiums	(189)
Unrealized appreciation on securities investments and swap agreements	(5,195)
Net realized loss from investments	1,076
Net cash provided by operating activities	12,175

Cash Flows from Financing Activities:
Increase in payable for floating rate notes issued	12
Proceeds from shares sold	16,375
Payment on shares redeemed	(26,499)
Dividends and distributions paid to shareholders	(1,971)
Net cash used in financing activities	(12,083)

Net increase in cash	92

Cash:
Beginning of period	$ 82
End of period	$ 174

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$ 4,256
Cash paid during the year for interest expense and fees	90

See accompanying notes.

62

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2010, the Fund consists of 67 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Blend Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund III, MidCap Value Fund I, Money Market Fund, Preferred Securities Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Growth Fund II, SmallCap Value Fund and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

The sole shareholder of the Class S shares of the Fund redeemed all shares in November 2009. On November 23, 2009 the Class S shares ceased operations.

Effective November 21, 2008, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund I pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund I for shares of MidCap Growth Fund III at an approximate exchange rate of 1.14, 1.13, 1.14, 1.14, 1.13, 1.10, 1.11, and 1.10 for Class A, Class C, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund I and MidCap Growth Fund III immediately prior to the acquisition were approximately $140,396,000 (including approximately $17,169,000 of accumulated realized losses and $115,257,000 of unrealized depreciation) and $427,940,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $568,336,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective December 15, 2008, the initial purchases of $45,000 of Class A and Class C shares and $10,000 of Institutional class shares of Global Diversified Income Fund were made by Principal Management Corporation (the “Manager”).

Effective December 15, 2008 the initial purchases of $10,000 of Class J, R-1, R-2, R-3, R-4, and R-5 class shares of Mortgage Securities Fund were made by Principal Life Insurance Company.

Effective March 2, 2009, the initial purchases of $10,000 of Class A, Class B, Class C, and Class J shares of MidCap Value Fund I were made by Principal Life Insurance Company.

Effective April 9, 2009, Mortgage Securities Fund acquired all the assets and assumed all the liabilities of Government & High Quality Bond Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from Government & High Quality Bond Fund for shares of Mortgage Securities Fund at an approximate exchange rate of .85 for Class A, Class B, Class C, Class J, Institutional Class, R-1, R-4 and R-5 shares, and an approximate exchange rate of .84 for R-2 and R-3 classes of shares. The aggregate net assets of Government & High Quality Bond Fund and Mortgage Securities Fund immediately prior to the acquisition were approximately $337,801,000 ($63,445,000 of accumulated realized losses and $9,055,000 of unrealized appreciation) and $992,148,000, respectively. The aggregate net assets of Mortgage Securities Fund immediately following the acquisition were $1,329,949,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Growth Fund III acquired all the assets and assumed all the liabilities of MidCap Growth Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Growth Fund II for shares of MidCap Growth Fund III at an approximate exchange rate of .95, .94, .94, .91, .92 and .91 for Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Growth Fund II and MidCap Growth Fund III immediately prior to the acquisition were approximately $196,746,000 ($155,439,000 of accumulated realized losses and $22,810,000 of unrealized depreciation) and $782,207,000, respectively. The aggregate net assets of MidCap Growth Fund III immediately following the acquisition were $978,953,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective May 1, 2009, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund II pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Value Fund II for shares of MidCap Value Fund I at an approximate exchange rate of .87, .87, .87, .83, .87, .88, .85, .87, .86 and .87 for Class A, Class B, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares respectively. The aggregate net assets of MidCap Value Fund II and

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

1. Organization (Continued)

MidCap Value Fund I immediately prior to the acquisition were approximately $237,700,000 ($272,054,000 of accumulated realized losses and $1,956,000 of unrealized depreciation) and $714,577,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $952,277,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.

Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.

Effective September 30, 2009, the initial purchase of $10,000 of Class J shares of Income Fund was made by Principal Management Corporation.

Effective October 23, 2009, MidCap Blend Fund acquired all the assets and assumed all the liabilities of MidCap Stock Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from MidCap Stock Fund for shares of MidCap Blend Fund at an approximate exchange rate of 1.22, 1.13, 1.14 and 1.21 for Class A, Class B, Class C, and Institutional classes of shares respectively. The aggregate net assets of MidCap Stock Fund and MidCap Blend Fund immediately prior to the acquisition were approximately $420,171,000 ($303,000 of accumulated realized losses and $17,851,000 of unrealized appreciation) and $723,874,000, respectively. The aggregate net assets of MidCap Blend Fund immediately following the acquisition were $1,144,045,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Effective December 20, 2009, Money Market Fund acquired all the assets and assumed all the liabilities of Ultra Short Bond Fund pursuant to a plan of acquisition approved by the shareholders on December 15, 2009. The purpose of the acquisition was to combine two funds managed by Principal Management Corporation with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 19,180,000 shares from Ultra Short Bond Fund for 134,909,000 shares valued at 134,909,000 of Money Market Fund at an approximate exchange rate of 7.04, 7.04, 6.99, 7.04, 6.99, 6.99, 7.01, 6.98, 7.03, for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares, respectively. The investment securities of Ultra Short Bond Fund, with a fair value of approximately $131,525,000 and a cost of $131,913,000 at December 20, 2009 were the primary assets acquired by Money Market Fund. For financial reporting purposes, assets received and shares issued by Money Market Fund were recorded at fair value; however, the cost basis of the investments received from Ultra Short Bond Fund were carried forward to align ongoing reporting of Money Market Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of Ultra Short Bond Fund and Money Market Fund immediately prior to the acquisition were approximately $134,910,000 (including approximately $64,643,000 of accumulated realized losses) and $1,544,659,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition were $1,679,569,000.

Assuming the acquisition had been completed on November 1, 2009, the beginning of the fiscal year for Money Market Fund, Money Market Fund’s pro forma results of operations for the period ended April 30, 2010, would have been $33,000 of net investment income, $324,000 of net realized and unrealized loss on investments, and $357,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Ultra Short Bond Fund that have been included in Money Market Fund’s statement of operations since December 20, 2009.

Effective March 1, 2010, the initial purchases of $10,000 of R-1, R-2, R-3, R-4 and R-5 classes of shares of Equity Income Fund, Income Fund and Principal Capital Appreciation Fund, respectively, were made by Principal Management Corporation.

On March 8, 2010, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of LargeCap Blend Fund I by LargeCap S&P 500 Index Fund. The proposal will be submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for July 2010.

On March 8, 2010, the Board of Directors of Principal Funds, Inc. approved an acquisition of assets, to be accomplished by a tax-free exchange of shares, of Short-Term Bond Fund by Short-Term Income Fund. The proposal will be submitted for a shareholder vote at a Special Meeting of Shareholders of Principal Funds, Inc. tentatively scheduled for July 2010.

Effective March 1, 2010, Class B shares of the Funds are no longer available for purchase (including investments through an automated investment plan), except through exchanges and dividend reinvestments. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares. Shareholders who owned class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Fund’s Class B shares in accordance with the Funds’ current policies. All other features of Class B shares, including 12b-1 distribution and/or service fees, contingent deferred sales charge schedules, and conversion features, remain unchanged and continue in effect.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

The following funds held securities denominated in currencies that exceeded 5% of net assets of the fund:

Diversified		Global Real Estate		International		International
International Fund		Securities Fund		Emerging Markets Fund		Growth Fund
Euro	21.8%	United States Dollar	40.6%	United States Dollar	23.5%	Euro	22.1%
Japanese Yen	18.7	Hong Kong Dollar	13.2	Hong Kong Dollar	16.3	Japanese Yen	21.1
British Pound	14.3	Australian Dollar	10.9	South Korean Won	13.9	British Pound	17.8
Canadian Dollar	6.9	Japanese Yen	9.9	Taiwan Dollar	10.1	Swiss Franc	11.3
Swiss Franc	6.8	Euro	7.7	Brazilian Real	9.1	Canadian Dollar	7.3
United States Dollar	5.3	British Pound	5.3	South African Rand	6.8	Australian Dollar	7.0

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Inflation Protection Fund, Short-Term Bond Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

2. Significant Accounting Policies (Continued)

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2010, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years from 2006-2009. No examinations are in progress or anticipated at this time.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds may be subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2010, Diversified International Fund had a foreign tax refund receivable of $42,000, no deferred tax liability, and an approximate capital loss carryforward of $3,014,000 that expires in 2017, and International Emerging Markets Fund had a foreign tax refund receivable of $158,000, no deferred tax liability, and an approximate capital loss carryforward of $16,678,000 that expires in 2017, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

Subsequent Events. Management has evaluated events or transactions that may have occurred since April 30, 2010, that would merit recognition or disclosure in the financial statements.

3. Operating Policies

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rate notes are included in each Funds’ schedule of investments.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Fund’s investment objective. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar. The foreign currency contracts outstanding as of April 30, 2010 are included in the schedules of investments.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by the Manager. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with three banks which allow the participants to borrow up to $150 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Fed Funds Rate or LIBOR Rate plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .125% on the amount of the line of credit. During the period ended April 30, 2010, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, High Yield Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund III, MidCap Value Fund I, Preferred Securities Fund, Principal Capital Appreciation Fund, Short-Term Bond Fund, SmallCap Growth Fund II, and Tax-Exempt Bond Fund each borrowed against the line of credit. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Reimbursement from Custodian. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2010, the Funds had no securities on loan.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

Swap Agreements. Certain of the Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A Fund may enter into credit default, interest rate, or total return swap agreements to manage its exposure to credit, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a Fund would add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect. Credit-default swap on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2010 for which a Fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Funds for the same referenced entity or entities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Details of credit default swaps where the Funds sold protection as of April 30, 2010 are as follows (amounts shown in thousands):

							Unrealized
Counterparty	Reference	(Pay)/Receive	Expiration	Notional	Market	Upfront Premiums	Appreciation/
(Issuer)	Entity	Fixed Rate	Date	Amount(1)	Value(2)	Paid/(Received)	(Depreciation)
Bond & Mortgage Securities Fund
Deutsche Bank AG	CMBX.NA.AM4	0.50%	02/17/2051	$1,750	$ (359)	$ 393	$34
Goldman Sachs	CMBX.NA.AJ4	0.96	02/17/2051	1,750	(743)	787	44
			Total	$3,500	$(1,102)	$1,180	$78

(1) The maximum potential payment amount the Fund could be required to make as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount.

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty.

Details of swap agreements open at period end are included in the Funds' schedules of investments.

To Be Announced Securities. The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

3. Operating Policies (Continued)

During 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of FNMA and FHLMC and of any stockholder of FNMA and FHLMC. The U.S. Department of the Treasury then announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Department of the Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Department of the Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Department of the Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Department of the Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Department of the Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts shown in thousands):

	Asset Derivatives April 30, 2010		Liability Derivatives April 30, 2010
Derivatives not accounted for		Fair		Fair
as hedging instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Bond & Mortgage Securities Fund
Credit contracts	Receivables, Net Assets Consist of Net unrealized	$174	Payables, Net Assets Consist of Net unrealized	$22,020
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
Foreign exchange contracts	Receivables	53	Payables	1
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	386*
appreciation (depreciation) of investments

	Total	$227		$22,407
Global Real Estate Securities Fund
Foreign exchange contracts	Receivables	$5	Payables	$3
Inflation Protection Fund
Interest rate contracts	Receivables, Net Assets Consist of Net unrealized	$79*	Payables, Net Assets Consist of Net unrealized	$6*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Blend Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$674*
appreciation (depreciation) of investments
LargeCap Blend Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$98*
appreciation (depreciation) of investments
LargeCap Growth Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$675*
appreciation (depreciation) of investments
LargeCap Growth Fund II
Equity contracts			Payables, Net Assets Consist of Net unrealized	$91*
appreciation (depreciation) of investments
Foreign exchange contracts			Payables	2
	Total			$93
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$755*
appreciation (depreciation) of investments
LargeCap Value Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$357*	Payables, Net Assets Consist of Net unrealized	$15*
	appreciation (depreciation) of investments		appreciation (depreciation) of investments
LargeCap Value Fund III
Equity contracts			Payables, Net Assets Consist of Net unrealized	$568*
appreciation (depreciation) of investments
MidCap Growth Fund III
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$894*
appreciation (depreciation) of investments
MidCap Value Fund I
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$1,801*
appreciation (depreciation) of investments

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Derivatives not accounted for	Asset Derivatives April 30, 2010		Liability Derivatives April 30, 2010
as hedging instruments	Statement of Assets and Liabilities Location	Fair	Statement of Assets and Liabilities Location	Fair
		Value		Value
Short-Term Income Fund
Interest rate contracts			Payables, Net Assets Consist of Net unrealized	$149*
appreciation (depreciation) of investments
SmallCap Blend Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$144*
appreciation (depreciation) of investments
SmallCap Growth Fund
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$174*
appreciation (depreciation) of investments
SmallCap Growth Fund II
Equity contracts	Receivables, Net Assets Consist of Net unrealized	$34*
appreciation (depreciation) of investments

*Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

Derivatives Not		Realized Gain or (Loss) on	Change in Unrealized Appreciation
Accounted for as	Location of Gain or (Loss) On Derivatives Recognized in	Derivatives Recognized in	or (depreciation) of Derivatives
Hedging Instruments	Operations	Operations	Recognized in Operations
Bond & Mortgage Securities Fund
Credit contracts	Net realized gain (loss) from Swap agreements/Change in	$(6,772)	$(1,866)
	unrealized appreciation/depreciation of Swap agreements
Foreign exchange	Net realized gain (loss) from Foreign currency	158	52
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	322	(165)
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
	Total	$(6,292)	$(1,979)
Disciplined LargeCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$12,477	$327
	unrealized appreciation/depreciation of Futures contracts
Global Real Estate Securities fund
Foreign exchange	Net realized gain (loss) from Foreign currency	$(3)	$12
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
Inflation Protection Fund
Interest rate contracts	Net realized gain (loss) from Futures contracts and Swap	$949	$(58)
	agreements/Change in unrealized appreciation/depreciation of
	Futures contracts and Swap agreements
LargeCap Blend Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,840	$1,299
	unrealized appreciation/depreciation of Futures contracts
LargeCap Blend Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$2,149	$396
	unrealized appreciation/depreciation of Futures contracts
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$5,390	$1,825
	unrealized appreciation/depreciation of Futures contracts
LargeCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$4,335	$997
	unrealized appreciation/depreciation of Futures contracts
Foreign exchange	Net realized gain (loss) from Foreign currency	280	(15)
contracts	transactions/Change in unrealized appreciation/depreciation of
	Translation of assets and liabilities in foreign currencies
	Total	$4,615	$982
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$(2,132)	$1,371
	unrealized appreciation/depreciation of Futures contracts
LargeCap Value Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change in	$843	$708
	unrealized appreciation/depreciation of Futures contracts

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

3. Operating Policies (Continued)

Derivatives Not	Location of Gain or (Loss) On Derivatives	Realized Gain or (Loss) on	Change in Unrealized Appreciation or
Accounted for as Hedging	Recognized in Operations	Derivatives Recognized in	(depreciation) of Derivatives Recognized
Instruments		Operations	in Operations
LargeCap Value Fund III
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$3,310	$313
	in unrealized appreciation/depreciation of Futures
	contracts
MidCap Growth Fund III
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$5,980	$3,403
	in unrealized appreciation/depreciation of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$7,934	$3,772
	in unrealized appreciation/depreciation of Futures
	contracts
Short-Term Income Fund
Interest rate contracts	Net realized gain (loss) from Futures contracts/Change	$(779)	$170
	in unrealized appreciation/depreciation of Futures
	contracts
SmallCap Blend Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$310	$213
	in unrealized appreciation/depreciation of Futures
	contracts
SmallCap Growth Fund
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$354	$214
	in unrealized appreciation/depreciation of Futures
	contracts
SmallCap Growth Fund II
Equity contracts	Net realized gain (loss) from Futures contracts/Change	$1,693	$485
	in unrealized appreciation/depreciation of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by the certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. The level of other derivative activity disclosed in the schedules of investments is representative of the level of derivative activity used in the Funds throughout the period ended April 30, 2010.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

”Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

”Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

”Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs. Frequently, fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of April 30, 2010, there were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2010, in valuing the Funds’ securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	—	1,302,240	50,779	1,353,019
Convertible Bonds	—	6,283	—	6,283
Municipal Bonds	—	5,970	—	5,970
Repurchase Agreements	—	79,210	—	79,210
Senior Floating Rate Interests	—	31,320	—	31,320
U.S. Government & Government Agency Obligations	—	875,846	—	875,846
Total investments in securities $	—	$ 2,300,869	$ 50,779	$ 2,351,648
Assets
Credit Contracts**
Credit Default Swaps	$ —	$ 174	$ —	$ 174
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 53	$ —	$ 53
Liabilities
Credit Contracts**
Credit Default Swaps	$ —	$ (22,020)	$ —	$ (22,020)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (1)	$ —	$ (1)
Interest Rate Contracts**
Futures	$ (297)	$ —	$ —	$ (297)
Interest Rate Swaps	$ —	$ (89)	$ —	$ (89)

California Municipal Fund
Municipal Bonds	—	316,423	2,472	318,895
Total investments in securities $	—	$ 316,423	$ 2,472	$ 318,895

Disciplined LargeCap Blend Fund
Common Stocks*	1,347,195	—	—	1,347,195
Repurchase Agreements	—	2,863	—	2,863
Total investments in securities $	1,347,195	$ 2,863	$ —	$ 1,350,058

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Diversified International Fund
Common Stocks
Basic Materials	12,096	144,132	—	156,228
Communications	10,367	118,315	—	128,682
Consumer, Cyclical	599	206,102	—	206,701
Consumer, Non-cyclical	7,091	235,633	—	242,724
Diversified	—	26,941	—	26,941
Energy	16,425	144,915	—	161,340
Financial	2,887	396,081	26	398,994
Industrial	400	179,433	—	179,833
Technology	4,624	88,708	—	93,332
Utilities	—	49,583	—	49,583
Preferred Stocks
Basic Materials	—	11,293	—	11,293
Communications	—	5,898	—	5,898
Consumer, Non-cyclical	—	9,716	—	9,716
Financial	—	5,650	—	5,650
Utilities	—	1,226	—	1,226
Repurchase Agreements	—	21,100	—	21,100
Total investments in securities $	54,489	$ 1,644,726	$ 26	$ 1,699,241

Equity Income Fund
Bonds	—	3,936	—	3,936
Common Stocks
Basic Materials	73,196	—	—	73,196
Communications	153,737	—	—	153,737
Consumer, Cyclical	268,359	—	—	268,359
Consumer, Non-cyclical	388,351	—	—	388,351
Energy	300,212	—	—	300,212
Financial	527,365	11,568	—	538,933
Industrial	284,785	—	—	284,785
Technology	160,716	—	—	160,716
Utilities	178,806	—	—	178,806
Preferred Stocks
Financial	—	19,926	—	19,926
Repurchase Agreements	—	65,474	—	65,474
U.S. Government & Government Agency Obligations	—	196	—	196
Total investments in securities $	2,335,527	$ 101,100	$ —	$ 2,436,627

Global Diversified Income Fund
Bonds	—	227,891	9,316	237,207
Common Stocks
Basic Materials	655	1,134	—	1,789
Communications	1,382	2,065	—	3,447
Consumer, Cyclical	3,738	2,353	—	6,091
Consumer, Non-cyclical	3,738	955	—	4,693
Energy	43,937	3,485	—	47,422
Exchange Traded Funds	2,527	—	—	2,527
Financial	30,296	31,927	—	62,223
Industrial	1,882	2,659	—	4,541
Technology	612	—	—	612
Utilities	1,543	565	—	2,108
Convertible Bonds	—	76	—	76
Preferred Stocks
Communications	—	2,783	—	2,783
Energy	—	72	—	72
Financial	—	34,074	451	34,525
Utilities	—	1,371	—	1,371
Repurchase Agreements	—	13,044	—	13,044
Senior Floating Rate Interests	—	2,369	—	2,369
Total investments in securities $	90,310	$ 326,823	$ 9,767	$ 426,900

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	97	63	—	160
Consumer, Non-cyclical	73	—	—	73
Diversified	—	81	—	81
Exchange Traded Funds	—	15	—	15
Financial	4,838	6,980	—	11,818
Total investments in securities $	5,008	$ 7,139	$ —	$ 12,147
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ 5	$ —	$ 5
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (3)	$ —	$ (3)

Government & High Quality Bond Fund
Bonds	—	420,074	—	420,074
Repurchase Agreements	—	67,448	—	67,448
U.S. Government & Government Agency Obligations	—	1,072,755	—	1,072,755
Total investments in securities $	—	$ 1,560,277	$ —	$ 1,560,277

High Yield Fund
Bonds	—	2,361,015	74,160	2,435,175
Common Stocks
Consumer, Cyclical	—	30,839	942	31,781
Consumer, Non-cyclical	933	—	—	933
Industrial	7,921	—	—	7,921
Convertible Bonds	—	140,140	—	140,140
Convertible Preferred Stocks
Financial	—	6,280	—	6,280
Preferred Stocks
Government	—	2,093	—	2,093
Repurchase Agreements	—	90,830	—	90,830
Senior Floating Rate Interests	—	298,109	—	298,109
Total investments in securities $	8,854	$ 2,929,306	$ 75,102	$ 3,013,262

Income Fund
Bonds	—	826,717	14,570	841,287
Common Stocks	—	—	—	—
Convertible Bonds	—	14,882	—	14,882
Repurchase Agreements	—	36,800	—	36,800
Senior Floating Rate Interests	—	10,235	—	10,235
U.S. Government & Government Agency Obligations	—	269,990	—	269,990
Total investments in securities $	—	$ 1,158,624	$ 14,570	$ 1,173,194

Inflation Protection Fund
Bonds	—	23,782	7,522	31,304
U.S. Government & Government Agency Obligations	—	456,959	—	456,959
Total investments in securities $	—	$ 480,741	$ 7,522	$ 488,263
Assets
Interest Rate Contracts**
Futures	$ 79	$ —	$ —	$ 79
Liabilities
Interest Rate Contracts**
Futures	$ (6)	$ —	$ —	$ (6)

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
International Emerging Markets Fund
Common Stocks
Basic Materials		64,853	94,103	—	158,956
Communications		47,033	71,118	—	118,151
Consumer, Cyclical		3,410	132,481	—	135,891
Consumer, Non-cyclical		39,468	50,085	—	89,553
Diversified		—	35,255	—	35,255
Energy		80,313	101,463	—	181,776
Financial		16,484	306,314	—	322,798
Industrial		—	84,689	—	84,689
Technology		24,243	138,604	—	162,847
Utilities		3,581	26,000	—	29,581
Preferred Stocks
Basic Materials		—	55,319	—	55,319
Financial		—	32,388	—	32,388
Utilities		—	3,896	—	3,896
Repurchase Agreements		—	19,002	—	19,002
	Total investments in securities $	279,385	$ 1,150,717	$ —	$ 1,430,102

International Growth Fund
Common Stocks
Basic Materials		—	179,797	—	179,797
Communications		—	87,416	—	87,416
Consumer, Cyclical		—	198,546	—	198,546
Consumer, Non-cyclical		78	300,961	—	301,039
Energy		—	104,799	—	104,799
Exchange Traded Funds		13,152	—	—	13,152
Financial		—	218,006	—	218,006
Industrial		—	141,219	—	141,219
Technology		—	39,844	—	39,844
Utilities		—	24,585	—	24,585
Preferred Stocks
Communications		—	5,682	—	5,682
Consumer, Non-cyclical		—	6,042	—	6,042
Repurchase Agreements		—	20,130	—	20,130
	Total investments in securities $	13,230	$ 1,327,027	$ —	$ 1,340,257

LargeCap Blend Fund I
Common Stocks*		1,011,692	—	—	1,011,692
Repurchase Agreements		—	23,873	—	23,873
	Total investments in securities $	1,011,692	$ 23,873	$ —	$ 1,035,565
Assets
Equity Contracts**
Futures	$ 674		$ —	$ —	$ 674

LargeCap Blend Fund II
Common Stocks*		790,858	—	—	790,858
Repurchase Agreements		—	6,640	—	6,640
	Total investments in securities $	790,858	$ 6,640	$ —	$ 797,498
Assets
Equity Contracts**
Futures	$ 98		$ —	$ —	$ 98

LargeCap Growth Fund
Common Stocks*		2,229,198	—	—	2,229,198
Repurchase Agreements		—	91,141	—	91,141
	Total investments in securities $	2,229,198	$ 91,141	$ —	$ 2,320,339

LargeCap Growth Fund I
Common Stocks*		2,471,262	—	—	2,471,262
Repurchase Agreements		—	75,492	—	75,492
	Total investments in securities $	2,471,262	$ 75,492	$ —	$ 2,546,754
Assets
Equity Contracts**
Futures	$ 675		$ —	$ —	$ 675

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

		Level 2 - Other
	Level 1 - Quoted	Significant	Level 3 - Significant
Fund	Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Fund II
Common Stocks*	1,389,648	—	—	1,389,648
Repurchase Agreements	—	29,034	—	29,034
Total investments in securities $	1,389,648	$ 29,034	$ —	$ 1,418,682
Liabilities
Equity Contracts**
Futures	$ (91)	$ —	$ —	$ (91)
Foreign Exchange Contracts**
Foreign Currency Contracts	$ —	$ (2)	$ —	$ (2)

LargeCap S&P 500 Index Fund
Common Stocks*	1,233,608	—	—	1,233,608
Repurchase Agreements	—	44,706	—	44,706
Total investments in securities $	1,233,608	$ 44,706	$ —	$ 1,278,314
Assets
Equity Contracts**
Futures	$ 755	$ —	$ —	$ 755

LargeCap Value Fund
Common Stocks*	1,176,135	—	—	1,176,135
Repurchase Agreements	—	14,366	—	14,366
Total investments in securities $	1,176,135	$ 14,366	$ —	$ 1,190,501
Assets
Equity Contracts**
Futures	$ 357	$ —	$ —	$ 357
Liabilities
Equity Contracts**
Futures	$ (15)	$ —	$ —	$ (15)

LargeCap Value Fund III
Common Stocks*	1,828,580	—	—	1,828,580
Repurchase Agreements	—	45,619	—	45,619
Total investments in securities $	1,828,580	$ 45,619	$ —	$ 1,874,199
Liabilities
Equity Contracts**
Futures	$ (568)	$ —	$ —	$ (568)

MidCap Blend Fund
Common Stocks
Basic Materials	35,311	19,494	—	54,805
Communications	181,893	—	—	181,893
Consumer, Cyclical	145,987	—	—	145,987
Consumer, Non-cyclical	282,662	—	—	282,662
Diversified	16,411	—	—	16,411
Energy	152,194	—	—	152,194
Financial	199,849	—	3,183	203,032
Industrial	37,152	—	—	37,152
Technology	64,369	—	—	64,369
Utilities	37,603	—	—	37,603
Total investments in securities $	1,153,431	$ 19,494	$ 3,183	$ 1,176,108

MidCap Growth Fund III
Common Stocks*	1,380,254	—	—	1,380,254
Repurchase Agreements	—	28,402	—	28,402
Total investments in securities $	1,380,254	$ 28,402	$ —	$ 1,408,656
Assets
Equity Contracts**
Futures	$ 894	$ —	$ —	$ 894

MidCap Value Fund I
Common Stocks*	1,416,943	—	—	1,416,943
Repurchase Agreements	—	56,101	—	56,101
Total investments in securities $	1,416,943	$ 56,101	$ —	$ 1,473,044
Assets
Equity Contracts**
Futures	$ 1,801	$ —	$ —	$ 1,801

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Money Market Fund
Bonds		—	92,261	—	92,261
Certificate of Deposit		—	52,600	—	52,600
Commercial Paper		—	1,061,025	—	1,061,025
Common Stocks*		29,670	—	—	29,670
Municipal Bonds		—	113,814	—	113,814
Repurchase Agreements		—	36,740	—	36,740
U.S. Government & Government Agency Obligations		—	30,949	—	30,949
	Total investments in securities $	29,670	$ 1,387,389	$ —	$ 1,417,059

Preferred Securities Fund
Bonds		—	797,782	29,243	827,025
Common Stocks
Exchange Traded Funds		9,643	—	—	9,643
Convertible Preferred Stocks
Consumer, Non-cyclical		—	2,257	—	2,257
Preferred Stocks
Communications		—	116,721	—	116,721
Energy		—	5,234	—	5,234
Financial		—	1,335,861	12,607	1,348,468
Utilities		—	148,762	—	148,762
Repurchase Agreements		—	38,508	—	38,508
	Total investments in securities $	9,643	$ 2,445,125	$ 41,850	$ 2,496,618

Principal Capital Appreciation Fund
Common Stocks*		998,117	—	—	998,117
Repurchase Agreements		—	19,782	—	19,782
	Total investments in securities $	998,117	$ 19,782	$ —	$ 1,017,899

Real Estate Securities Fund
Common Stocks*		1,786,741	—	—	1,786,741
Repurchase Agreements		—	11,799	—	11,799
	Total investments in securities $	1,786,741	$ 11,799	$ —	$ 1,798,540

Short-Term Bond Fund
Bonds		—	109,512	1,803	111,315
Repurchase Agreements		—	1,619	—	1,619
U.S. Government & Government Agency Obligations		—	20,233	—	20,233
	Total investments in securities $	—	$ 131,364	$ 1,803	$ 133,167

Short-Term Income Fund
Bonds		—	664,141	108	664,249
Repurchase Agreements		—	17,587	—	17,587
U.S. Government & Government Agency Obligations		—	12,832	—	12,832
	Total investments in securities $	—	$ 694,560	$ 108	$ 694,668

Liabilities
Interest Rate Contracts**
Futures	$ (149)		$ —	$ —	$ (149)

SmallCap Blend Fund
Common Stocks*		215,499	—	—	215,499
Repurchase Agreements		—	6,450	—	6,450
	Total investments in securities $	215,499	$ 6,450	$ —	$ 221,949
Assets
Equity Contracts**
Futures	$ 144		$ —	$ —	$ 144

SmallCap Growth Fund
Common Stocks*		262,150	—	—	262,150
Repurchase Agreements		—	6,082	—	6,082
	Total investments in securities $	262,150	$ 6,082	$ —	$ 268,232
Assets
Equity Contracts**
Futures	$ 174		$ —	$ —	$ 174

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

			Level 2 - Other
		Level 1 - Quoted	Significant	Level 3 - Significant
Fund		Prices	Observable Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Growth Fund II
Common Stocks
Basic Materials		7,952	—	—	7,952
Communications		41,109	—	—	41,109
Consumer, Cyclical		61,546	—	—	61,546
Consumer, Non-cyclical		90,283	—	33	90,316
Diversified		11	—	—	11
Energy		16,746	—	—	16,746
Financial		10,229	—	—	10,229
Industrial		43,344	—	—	43,344
Technology		63,311	—	—	63,311
Utilities		163	—	—	163
Repurchase Agreements		—	4,548	—	4,548
	Total investments in securities $	334,694	$ 4,548	$ 33	$ 339,275

Assets
Equity Contracts**
Futures	$ 34		$ —	$ —	$ 34

SmallCap Value Fund
Common Stocks*		440,544	—	—	440,544
Repurchase Agreements		—	4,702	—	4,702
	Total investments in securities $	440,544	$ 4,702	$ —	$ 445,246

Tax-Exempt Bond Fund
Municipal Bonds		—	272,370	1,829	274,199
	Total investments in securities $	—	$ 272,370	$ 1,829	$ 274,199

*	For additional detail regarding sector classifications, please see the Schedule of Investments.
**	Futures, foreign currency contracts, written options and swap agreements are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds’ have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
Bond & Mortgage Securities Fund
Bonds	$ 47,021	$ (382)	$ (5,438)	$ 8,513	$ 9,943	$ 5,007	$ (13,885)	$ 50,779
Total	$ 47,021	$ (382)	$ (5,438)	$ 8,513	$ 9,943	$ 5,007	$ (13,885)	$ 50,779

California Municipal Bond Fund
Municipal Bonds	$ 4,038	$ —	$ —	$ 118	$ (100)	$ —	$ (1,584)	$ 2,472
Total	$ 4,038	$ —	$ —	$ 118	$ (100)	$ —	$ (1,584)	$ 2,472

Diversified International Fund
Common Stock
Financial	$ —	$ —	$ —	$ 26	$ —	$ —	$ —	$ 26
Total	$ —	$ —	$ —	$ 26	$ —	$ —	$ —	$ 26

Global Diversified Income Fund
Bonds	$ 46	$ —	$ 15	$ (56)	$ 9,138	$ 219	$ (46)	$ 9,316
Preferred Stock
Financial	$ —	$ —	$ —	$ 3	$ 448	$ —	$ —	$ 451
Total	$ 46	$ —	$ 15	$ (53)	$ 9,586	$ 219	$ (46)	$ 9,767

Global Real Estate Securities Fund
Common Stock
Financial	$ 31	$ —	$ —	$ (5)	$ (26)	$ —	$ —	$ —
Total	$ 31	$ —	$ —	$ (5)	$ (26)	$ —	$ —	$ —

NOTES TO FINANCIAL STATEMENTS
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

4. Fair Valuation (Continued)

	Value	Accrued		Change in	Net		Transfers	Value
	October 31,	Discounts/	Realized	Unrealized	Purchases/	Transfers	Out of Level	April 30,
Fund	2009	Premiums	Gain/(Loss)	Gain/(Loss)	Sales	into Level 3*	3*	2010
High Yield Fund
Bonds	$ 136,667	$ 447	$ (771)	$ (4,063)	$ 237	$ 5,404	$ (63,761)	$ 74,160
Common Stock
Communications	$ 148	$ —	$ (1,728)	$ 1,715	$ (135)	$ —	$ —	$ —
Consumer, Cyclical	$ 943	$ —	$ —	$ (1)	$ —	$ —	$ —	$ 942
Consumer, Non-cyclical	$ 4,612	$ —	$ 1,566	$ (1,118)	$ (5,092)	$ 30	$ —	$ (2)
Technology	$ 1,056	$ —	$ (1,150)	$ 915	$ (819)	$ —	$ —	$ 2
Total	$ 143,426	$ 447	$ (2,083)	$ (2,552)	$ (5,809)	$ 5,434	$ (63,761)	$ 75,102

Income Fund
Bonds	$ 22,978	$ 1	$ —	$ (8,241)	$ (168)	$ —	$ —	$ 14,570
Total	$ 22,978	$ 1	$ —	$ (8,241)	$ (168)	$ —	$ —	$ 14,570

Inflation Protection Fund
Bonds	$ 10,158	$ —	$ (1,395)	$ 2,076	$ (3,541)	$ 1,447	$ (1,223)	$ 7,522
Total	$ 10,158	$ —	$ (1,395)	$ 2,076	$ (3,541)	$ 1,447	$ (1,223)	$ 7,522

International Growth Fund
Common Stock
Utilities	$ 151	$ —	$ —	$ —	$ —	$ —	$ (151)	$ —
Total	$ 151	$ —	$ —	$ —	$ —	$ —	$ (151)	$ —

MidCap Blend Fund
Common Stock
Financial	$ —	$ —	$ —	$ 476	$ —	$ 2,707	$ —	$ 3,183
Total	$ —	$ —	$ —	$ 476	$ —	$ 2,707	$ —	$ 3,183

Preferred Securities Fund
Bonds	$ 25,599	$ 17	$ —	$ 1,916	$ 10,671	$ —	$ (8,960)	$ 29,243
Preferred Stock
Financial	$ 5,088	$ —	$ (69)	$ 2,176	$ (1,030)	$ 6,442	$ —	$ 12,607
Total	$ 30,687	$ 17	$ (69)	$ 4,092	$ 9,641	$ 6,442	$ (8,960)	$ 41,850

Short-Term Bond Fund
Bonds	$ 3,335	$ —	$ (659)	$ 1,016	$ (1,688)	$ —	$ (201)	$ 1,803
Total	$ 3,335	$ —	$ (659)	$ 1,016	$ (1,688)	$ —	$ (201)	$ 1,803

Short-Term Income Fund
Bonds	$ 86	$ —	$ —	$ 22	$ —	$ —	$ —	$ 108
Total	$ 86	$ —	$ —	$ 22	$ —	$ —	$ —	$ 108

SmallCap Growth Fund II
Common Stock
Consumer, Non-cyclical	$ 36	$ —	$ 2	$ (5)	$ —	$ —	$ —	$ 33
Energy	$ 1	$ —	$ —	$ 1	$ (2)	$ —	$ —	$ —
Total	$ 37	$ —	$ 2	$ (4)	$ (2)	$ —	$ —	$ 33

Tax-Exempt Bond Fund
Municipal Bonds	$ 4,210	$ —	$ —	$ 37	$ —	$ 1,791	$ (4,209)	$ 1,829
Total	$ 4,210	$ —	$ —	$ 37	$ —	$ 1,791	$ (4,209)	$ 1,829

*Securities are transferred into and out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted - transfer into Level 3 versus securities where trading resumes - transfer out of Level 3
2. Securities that have certain restrictions on trading - transfer into Level 3 versus securities where trading restrictions have expired -
transfer out of Level 3
3. Instances where a security is illiquid - transfer into Level 3 versus securities that are no longer illiquid - transfer out of Level 3.
4. Instances in which a security is not priced by pricing services, transferred into Level 3 versus once security is priced by pricing service, transfer out of Level 3.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by Principal Management Corporation to the sub-advisor of each of the Funds. The annual rates used in this calculation for the Funds are as follows:

		Net Assets of Funds (in millions)						Net Assets of Funds (in millions)
		First Next		Next	Over			First	Next	Next	Over $1.5
		$500	$500	$500	$1.5			$500	$500	$500	billion
billion

Global Real Estate Securities Fund		.90%	.88%	.86%	.85%	MidCap Value Fund I		1.00%	.98%	.96%	.95%
Inflation Protection Fund		.40	.38	.36	.35	Real Estate Securities Fund		.85	.83	.81	.80
International Emerging Markets Fund		1.20	1.18	1.16	1.15	Short-Term Bond Fund		.40	.38	.36	.35
International Growth Fund		1.00	.98	.96	.95	SmallCap Blend Fund		.75	.73	.71	.70
LargeCap Blend Fund I		.45	.43	.41	.40	SmallCap Growth Fund		.75	.73	.71	.70
LargeCap Blend Fund II		.75	.73	.71	.70	SmallCap Growth Fund II		1.00	.98	.96	.95
LargeCap Value Fund		.45	.43	.41	.40	SmallCap Value Fund		.75	.73	.71	.70
MidCap Blend Fund		.65	.63	.61	.60	Tax-Exempt Bond Fund		.50	.48	.46	.45
MidCap Growth Fund III		1.00	.96	.94	.92

Net Assets of Funds (in millions)

		First	Next	Next	Over $1.5 Next $1		Over $3
		$500	$500	$500	billion	billion	billion
Disciplined LargeCap Blend Fund		.60%	.58%	.56%	.55%	.54%	.53%
LargeCap Growth Fund I		.75	.73	.71	.70	.69	.68
LargeCap Growth Fund II		.95	.93	.91	.90	.89	.88
Preferred Securities Fund		.75	.73	.71	.70	.69	.68

			Net Assets of Funds							Net Assets of Funds
			First $1	Over $1					First $2		Over $2
			billion	billion					billion		billion
California Municipal Fund			.50%	.45%		Income Fund				.50%	.45%
						Government & High Quality Bond Fund				.50	.45

		Net Assets of Funds (in millions)						Net Assets of Funds (in millions)
		First	Next	Over				First		Next	Over $1
		$200	$300	$500				$500		$500	billion
Short-Term Income Fund		.50%	.45%	.40%	Principal Capital Appreciation Fund .625%					.50%	.375%

	Net Assets of Funds (in millions)
	First		Over
	$250		$250
High Yield Fund	.625%		.50%

			Net Assets of Funds (in millions)
		First	Next	Next	Next	Next $1 Over $3
		$500	$500	$500	$500	billion billion
Bond & Mortgage Securities Fund		.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund		.90	.88	.86	.85	.83	.80
Global Diversified Income Fund		.80	.78	.76	.75	.73	.70
LargeCap Value Fund III		.80	.78	.76	.75	.73	.70
Money Market Fund		.40	.39	.38	.37	.36	.35

			Net Assets of Funds (in millions)
		First	Next	Next $1 Next $1		Over $3
		$500	$500	billion	billion	billion
LargeCap Growth Fund		.68%	.65%	.62%	.58%	.55%

NOTES TO FINANCIAL STATEMENTS

PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Funds (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund	.60%	.55%	.50%

		All Net Assets
LargeCap S&P 500 Index Fund		.15%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .17%, .15%, and .15% and the annual rates for the administrative service fee are .28%, .20%, .15%, .13%, and .11% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class B, Class C, Class J, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.

The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2009 through April 30, 2010
	Class A	Class B	Class C	Class J	Institutional	Expiration
Bond & Mortgage Securities Fund	.94%	1.60%	1.75%	N/A	N/A	February 28, 2011
Disciplined LargeCap Blend Fund	N/A	N/A	1.82	N/A	N/A	February 28, 2011
Diversified International Fund	N/A	N/A	2.08	N/A	N/A	February 28, 2011
Global Diversified Income Fund	1.25	N/A	2.00	N/A	.90	February 28, 2011
Global Real Estate Securities Fund	1.45	N/A	2.20	N/A	.95	February 28, 2011
Government & High Quality Bond Fund	.88	1.65	1.63	1.00	N/A	February 28, 2011
Income Fund	0.90**	1.64**	1.65**	1.10	N/A	February 28, 2011
Inflation Protection Fund	.90	N/A	1.65	1.15	N/A	February 28, 2011
International Emerging Markets Fund	N/A	N/A	2.80	N/A	N/A	February 28, 2011
International Growth Fund	1.60	N/A	2.35	N/A	N/A	February 28, 2011
LargeCap Blend Fund I	N/A	N/A	1.894	N/A	N/A	February 28, 2011
LargeCap Blend Fund II	N/A	N/A	2.182	N/A	N/A	February 28, 2011
LargeCap Growth Fund I	N/A	N/A	2.184	N/A	N/A	February 28, 2011
LargeCap Growth Fund II	1.686	N/A	2.436	N/A	N/A	February 28, 2011
LargeCap S&P 500 Index Fund	N/A	N/A	1.30	N/A	N/A	February 28, 2011
LargeCap Value Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2011
LargeCap Value Fund III	1.138	1.888	1.888	N/A	N/A	February 28, 2011
MidCap Blend Fund	N/A	N/A	1.95	N/A	N/A	February 28, 2011
MidCap Growth Fund III	1.728*	2.478	2.478	N/A	N/A	February 28, 2011
MidCap Value Fund I	1.33	2.08	2.08	1.73	N/A	February 28, 2011
Money Market Fund	N/A	N/A	1.79	N/A	N/A	February 28, 2011
Preferred Securities Fund	1.00	N/A	1.75	N/A	N/A	February 28, 2010
Real Estate Securities Fund	1.45***	2.20***	2.20***	N/A	N/A	February 28, 2011
Short-Term Bond Fund	N/A	N/A	1.70	N/A	N/A	February 28, 2011
Short-Term Income Fund	.95	N/A	1.67	N/A	N/A	February 28, 2011
SmallCap Blend Fund	N/A	N/A	2.20	N/A	N/A	February 28, 2011
SmallCap Growth Fund	N/A	2.57	2.21	N/A	N/A	February 28, 2011
SmallCap Growth Fund II	1.43	2.18	2.18	1.58	N/A	February 28, 2011
SmallCap Value Fund	1.35	2.29	2.08	N/A	N/A	February 28, 2011
Tax-Exempt Bond Fund	.85	1.60	1.60	N/A	N/A	February 28, 2011

*	The limit is voluntary and may be terminated at any time.
**	Expired February 28, 2010.
***	Prior to March 1, 2010 the expense limit was 1.28%, 2.08% and 1.98% for Class A, Class B and Class C shares, respectively.

		Period from November 1, 2009 through April 30, 2010
	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 28, 2011

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

In addition, the Manager has contractually agreed to limit certain of the Funds’ management and investment advisory fees through the period ended February 28, 2011. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

LargeCap Blend Fund I	0.006%	LargeCap Value Fund III	0.012%
LargeCap Blend Fund II	0.018	MidCap Growth Fund III	0.022
LargeCap Growth Fund I	0.016	MidCap Value Fund I	0.020
LargeCap Growth Fund II	0.014	SmallCap Growth Fund II	0.020

Effective March 1, 2010 the Manager has voluntarily agreed to limit the management and investment advisory fees for LargeCap Growth Fund I. The expense limit will reduce the management and investment advisory fees by .09% (expressed as a percent of average net assets on an annualized basis). The expense limit may be terminated at any time.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make and acquired fund fees and expenses) attributable to the Institutional class of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits are as follows:

	Expense Limit		Expense Limit
Diversified International Fund	.93%	Short-Term Bond Fund	.45%
High Yield Fund	.56	Short-Term Income Fund	.54
International Emerging Markets Fund	1.34	SmallCap Blend Fund	.80
LargeCap S&P 500 Index Fund	.20	SmallCap Growth Fund	.80
MidCap Blend Fund	.70

The Manager has contractually agreed to pay a portion of the expenses directly attributable to Institutional Class shares of Bond & Mortgage Securities Fund through the period ending February 28, 2011.

The Manager has contractually agreed to reduce MidCap Blend Fund’s expenses attributable to Class A shares by 0.01% and Class B Shares by 0.05% (expressed as a percentage of average net assets on a daily basis) through the period ending February 28, 2011.

Distribution Fees. The Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc., the principal underwriter, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, 1.00%, .45%, .35%, .30%, .25% and .10% for, Class A, Class B, Class C, Class J, R-1, R-2, R-3 and R-4 classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
Short-Term Bond Fund	Class A	.15
Short-Term Income Fund	Class A	.15

Principal Funds Distributor, Inc. has voluntarily agreed to limit the distribution fees attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .40% for Class J shares. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has voluntarily agreed to limit Money Market Fund’s distribution fees attributable to Class B, Class C, R-1, R-2, R-3 and R-4 classes of shares of Money Market Fund. The limit will maintain the level of distribution fees not to exceed .75% for Class B and 0% for Class C, R-1, R-2, R-3 and R-4 shares, respectively. The expense limit may be terminated at any time.

Principal Funds Distributor, Inc. has contractually agreed to limit the distribution fees attributable to Class A shares of Government & High Quality Bond Fund through April 30, 2010. The limit will maintain the level of distribution fees not to exceed .15% for Class A shares.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

Sales Charges. Principal Funds Distributor, Inc., as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for the LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed within 24 months of purchase. After 24 months, the rate declines and is eliminated after 5 years. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Income Fund, Government & High Quality Bond Fund, Short-Term Bond Fund and Short Term Income Fund, 3.75% for Bond & Mortgage Securities Fund, California Municipal Fund, Global Diversified Income Fund, High Yield Fund, Inflation Protection Fund, Preferred Securities Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. for the period ended April 30, 2010, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$105	$7	$1	$8
California Municipal Fund	31	6	5	N/A
Disciplined LargeCap Blend Fund	73	11	—	N/A
Diversified International Fund	133	23	1	11
Equity Income Fund	109	132	2	N/A
Global Diversified Income Fund	413	N/A	2	N/A
Global Real Estate Securities Fund	29	N/A	—	N/A
Government & High Quality Bond Fund	285	18	8	4
High Yield Fund	369	43	93	N/A
Income Fund	165	13	12	2
Inflation Protection Fund	14	N/A	—	—
International Emerging Markets Fund	144	18	2	12
International Growth Fund	7	N/A	—	1
LargeCap Blend Fund I	58	4	—	3
LargeCap Blend Fund II	37	6	—	2
LargeCap Growth Fund	112	14	1	5
LargeCap Growth Fund I	43	3	—	5
LargeCap Growth Fund II	5	N/A	—	2
LargeCap S&P 500 Index Fund	29	N/A	1	13
LargeCap Value Fund	71	6	—	3
LargeCap Value Fund III	30	4	—	3
MidCap Blend Fund	234	30	1	6
MidCap Growth Fund III	52	3	1	3
MidCap Value Fund I	15	1	1	1
Money Market Fund	1	110	3	89
Preferred Securities Fund	310	N/A	111	1
Principal Capital Appreciation Fund	136	56	2	N/A
Real Estate Securities Fund	67	9	1	2
Short-Term Bond Fund	42	N/A	2	2
Short-Term Income Fund	253	N/A	24	N/A
SmallCap Blend Fund	117	4	1	1
SmallCap Growth Fund	15	4	1	1
SmallCap Growth Fund II	22	2	1	—
SmallCap Value Fund	18	2	—	2
Tax-Exempt Bond Fund	67	3	2	N/A

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

5. Management Agreement and Transactions with Affiliates (Continued)

At April 30, 2010, Principal Life Insurance Company (an affiliate of the Manager), the Manager, Principal Funds Distributor, Inc., Princor Financial Services Corporation, Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A	Class C	Institutional	R - 1	R - 2	R - 3	R - 4	R - 5
Bond & Mortgage Securities Fund	431	—	15,864	—	—	—	—	—
Disciplined LargeCap Blend Fund	—	—	5,198	—	—	—	—	—
Diversified International Fund	—	—	11,504	—	—	—	—	—
Equity Income Fund	—	—	5,040	1	1	1	1	1
Global Real Estate Securities Fund	150	150	200	—	—	—	—	—
Government & High Quality Bond Fund	123	—	—	—	—	—	—	—
Income Fund	—	—	1,254	1	1	1	1	1
Inflation Protection Fund	—	—	42,408	—	—	—	—	—
International Emerging Markets Fund	—	—	732	—	—	—	—	—
International Growth Fund	—	—	41,734	—	—	—	—	—
LargeCap Blend Fund II	—	—	53,062	—	—	—	—	—
LargeCap Growth Fund	—	—	9,700	—	—	—	—	—
LargeCap Growth Fund I	—	—	98,485	—	—	—	—	—
LargeCap Growth Fund II	—	—	93,525	—	—	—	—	—
LargeCap Value Fund	—	—	7,593	—	—	—	—	—
LargeCap Value Fund III	—	—	79,260	—	—	—	—	—
MidCap Blend Fund	—	—	36	—	—	—	—	—
MidCap Growth Fund III	—	—	96,654	—	—	—	—	—
MidCap Value Fund I	—	—	75,659	—	—	—	—	—
Money Market Fund	14,557	—	29,034	—	—	—	—	—
Preferred Securities Fund	—	—	5,630	—	—	—	—	—
Principal Capital Appreciation Fund	—	—	300	—	—	—	—	—
Real Estate Securities Fund	—	—	17,484	—	—	—	—	—
Short-Term Bond Fund	913	—	—	—	—	—	—	—
SmallCap Blend Fund	—	—	2,673	—	—	—	—	—
SmallCap Growth Fund II	—	—	36,578	—	—	—	—	—
SmallCap Value Fund	—	—	4	—	—	—	—	—

Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, Global Diversified Income Fund, High Quality Intermediate Term Bond Fund and Preferred Securities Fund, $49,000, $40,000, $1,000, and $176,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2010. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

LargeCap Growth Fund II	$13
MidCap Value Fund I	17

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

6. Capital Share Transactions

For the period ended April 30, 2010, the following table reflects the conversion of Class B shares into Class A shares. The amounts are also shown in the statement of changes in net assets as shares sold and dollars sold for Class A and shares redeemed and dollars redeemed for Class B (amounts in thousands).

	Shares	Dollars		Shares	Dollars
Bond & Mortgage Securities Fund	129	$ 1,272	LargeCap Value Fund	99	$ 846
California Municipal Fund	1,006	9,679	LargeCap Value Fund III	91	871
Disciplined LargeCap Blend Fund	256	2,897	MidCap Blend Fund	416	4,797
Diversified International Fund	219	1,989	MidCap Growth Fund III	72	572
Equity Income Fund	708	11,108	MidCap Value Fund I	5	60
Government & High Quality Bond Fund	839	9,182	Money Market Fund	4,602	4,602
High Yield Fund	418	3,284	Principal Capital Appreciation Fund	273	8,488
Income Fund	609	5,687	Real Estate Securities Fund	69	933
International Emerging Markets Fund	43	930	SmallCap Blend Fund	76	883
LargeCap Blend Fund I	86	627	SmallCap Growth Fund	34	221
LargeCap Blend Fund II	218	1,869	SmallCap Growth Fund II	67	422
LargeCap Growth Fund	455	3,071	SmallCap Value Fund	9	107
LargeCap Growth Fund I	96	689	Tax-Exempt Bond Fund	189	1,334

7. Investment Transactions

For the period ended April 30, 2010, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 3,769,733	$ 3,827,083	LargeCap Growth Fund II	$ 487,025	$ 817,660
California Municipal Fund	46,771	71,553	LargeCap S&P 500 Index Fund	262,841	60,593
Disciplined LargeCap Blend Fund	1,163,265	2,357,227	LargeCap Value Fund	1,229,732	964,713
Diversified International Fund	1,006,256	848,163	LargeCap Value Fund III	670,162	982,872
Equity Income Fund	470,272	230,282	MidCap Blend Fund	175,306	299,555
Global Diversified Income Fund	411,185	93,872	MidCap Growth Fund III	427,096	428,745
Global Real Estate Securities Fund	11,765	8,942	MidCap Value Fund I	472,975	446,295
Government & High Quality Bond Fund	244,368	143,789	Preferred Securities Fund	193,984	259,634
High Yield Fund	1,214,393	1,096,237	Principal Capital Appreciation Fund	98,139	107,031
Income Fund	126,012	62,165	Real Estate Securities Fund	439,973	515,861
Inflation Protection Fund	–	16,220	Short-Term Bond Fund	53,590	40,737
International Emerging Markets Fund	533,418	538,884	Short-Term Income Fund	298,593	49,632
International Growth Fund	667,512	697,833	SmallCap Blend Fund	66,410	71,909
LargeCap Blend Fund I	243,278	232,065	SmallCap Growth Fund	84,901	94,923
LargeCap Blend Fund II	135,103	133,384	SmallCap Growth Fund II	138,845	220,858
LargeCap Growth Fund	814,466	1,152,174	SmallCap Value Fund	168,614	224,012
LargeCap Growth Fund I	1,010,460	450,582	Tax-Exempt Bond Fund	38,893	47,700

For the period ended April 30, 2009, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales		Purchases	Sales
Bond & Mortgage Securities Fund	$ 436,196	$ 367,143	Inflation Protection Fund	$ 202,283	$ 152,939
Government & High Quality Bond Fund	18,364	8,144	Short-Term Bond Fund	21,474	23,929
Income Fund	27,540	25,311	Short-Term Income Fund	855	10,929

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2010 and October 31, 2009 were as follows (amounts in thousands):

					Long-Term
	Ordinary Income		Tax-Exempt Income		Capital Gain		Return of Capital
	2010	2009	2010	2009*	2010	2009^	2010	2009
Bond & Mortgage Securities Fund	$ 47,712	$ 103,880	$ – $	–	$ – $	–	$ – $	–
California Municipal Fund	–	–	7,345	15,533	–	–	–	–
Disciplined LargeCap Blend Fund	32,161	38,282	–	–	–	–	–	–
Diversified International Fund	22,219	31,605	–	–	–	–	–	–
Equity Income Fund	30,681	61,628	–	–	–	–	–	–
Global Diversified Income Fund	13,319	3,752	–	–	45	–	–	–
Global Real Estate Securities Fund	426	252	–	–	–	–	–	–
Government & High Quality Bond Fund	32,277	55,422	–	–	–	–	–	–
High Yield Fund	121,971	206,517	–	–	–	–	–	–
Income Fund	35,247	60,851	–	–	–	–	–	–
Inflation Protection Fund	3,375	689	–	–	–	–	–	–
International Emerging Markets Fund	9,058	8,139	–	–	–	–	–	–
International Growth Fund	21,397	31,255	–	–	–	–	–	–
LargeCap Blend Fund I	12,982	13,086	–	–	–	–	–	–
LargeCap Blend Fund II	8,377	9,429	–	–	–	–	–	–
LargeCap Growth Fund	316	1,219	–	–	–	–	–	1,510
LargeCap Growth Fund I	1,115	185	–	–	–	–	–	–
LargeCap Growth Fund II	6,366	8,170	–	–	–	–	–	–
LargeCap S&P 500 Index Fund	14,232	16,807	–	–	–	–	–	–
LargeCap Value Fund	15,093	16,197	–	–	–	–	–	–
LargeCap Value Fund III	31,437	46,086	–	–	–	–	–	–
MidCap Blend Fund	5,794	4	–	–	–	32,304	–	–
MidCap Value Fund I	11,333	9,947	–	–	–	–	–	–
Money Market Fund	–	12,272	–	–	–	–	–	–
Preferred Securities Fund	86,681	137,851	–	–	–	–	–	–
Principal Capital Appreciation Fund	5,788	6,896	–	–	6,037	44,651	–	–
Real Estate Securities Fund	20,703	35,754	–	–	–	–	–	–
Short-Term Bond Fund	1,962	7,750	–	–	–	–	–	–
Short-Term Income Fund	8,359	12,041	–	–	–	–	–	–
SmallCap Blend Fund	147	503	–	–	–	–	–	–
SmallCap Growth Fund	–	–	–	–	–	–	–	18
SmallCap Value Fund	3,551	2,883	–	–	–	–	–	–
Tax-Exempt Bond Fund	–	55	6,227	12,598	–	–	–	–
*The funds designate these distributions as exempt interest per IRC code Sec. 852(b)(5).

^ The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

8. Federal Tax Information (Continued)

Distributable Earnings. As of October 31, 2009, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Bond & Mortgage Securities Fund	$ 4,838	$ —	$ —
California Municipal Fund	—	129	—
Disciplined LargeCap Blend Fund	25,460	—	—
Diversified International Fund	20,416	—	—
Equity Income Fund	3,493	—	—
Global Diversified Income Fund	7,747	—	45
Global Real Estate Securities Fund	87	—	—
Government & High Quality Bond Fund	1,028	—	—
High Yield Fund	4,209	—	—
Income Fund	1,638	—	—
Inflation Protection Fund	333	—	—
International Emerging Markets Fund	8,794	—	—
International Growth Fund	19,452	—	—
LargeCap Blend Fund I	9,836	—	—
LargeCap Blend Fund II	6,528	—	—
LargeCap Growth Fund I	1,063	—	—
LargeCap Growth Fund II	3,884	—	—
LargeCap S&P 500 Index Fund	10,990	—	—
LargeCap Value Fund	11,732	—	—
LargeCap Value Fund III	24,971	—	—
MidCap Blend Fund	3,630	—	—
MidCap Value Fund I	6,413	—	—
Preferred Securities Fund	2,472	—	—
Principal Capital Appreciation Fund	5,229	—	6,038
Real Estate Securities Fund	1,299	—	—
Short-Term Bond Fund	41	—	—
Short-Term Income Fund	91	—	—
SmallCap Blend Fund	126	—	—
SmallCap Value Fund	2,728	—	—
Tax-Exempt Bond Fund	—	41	—

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

NOTES TO FINANCIAL STATEMENTS PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

8. Federal Tax Information (Continued)

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2009, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

				Net Capital Loss Carryforward Expiring In:
										Annual
	2010	2011	2012	2013	2014	2015	2016	2017	Total	Limitations*
Bond & Mortgage Securities Fund	$ – $	– $	–	$ 2,385 $	6,971	$ 5,293	$ 49,364	$ 134,933 $ 198,946 $		–
California Municipal Fund	–	–	–	–	–	1,415	10,723	21,987	34,125	–
Disciplined LargeCap Blend Fund	–	–	–	–	–	–	305,353	378,292	683,645	–
Diversified International Fund	1,183	586	–	–	–	–	233,619	469,054	704,442	516
Equity Income Fund	–	–	–	–	–	–	274,716	406,815	681,531	–
Global Real Estate Securities Fund	–	–	–	–	–	8	1,392	375	1,775	200
Government & High Quality Bond Fund	2,420	7,384	9,350	9,068	9,483	3,147	55,498	2,385	98,735	17,781
High Yield Fund	–	–	–	–	–	–	5,508	46,472	51,980	–
Income Fund	–	1,212	892	–	1,046	2,036	–	18,489	23,675	–
Inflation Protection Fund	–	–	–	–	1,338	4,175	8,044	78,475	92,032	–
International Emerging Markets Fund	–	–	–	–	–	–	172,450	218,062	390,512	–
International Growth Fund	–	–	–	–	–	–	339,871	552,396	892,267	–
LargeCap Blend Fund I	–	–	–	–	–	–	99,167	143,714	242,881	–
LargeCap Blend Fund II	–	–	–	–	–	–	29,343	111,763	141,106	–
LargeCap Growth Fund	2,580	14,931	–	–	–	–	55,519	580,885	653,915	138
LargeCap Growth Fund I	–	115	296	–	–	–	84,598	222,408	307,417	–
LargeCap Growth Fund II	–	–	–	–	–	–	92,392	316,158	408,550	62,861
LargeCap S&P 500 Index Fund	–	–	–	–	–	–	20,154	18,297	38,451	–
LargeCap Value Fund	–	–	–	–	–	–	111,908	94,041	205,949	–
LargeCap Value Fund III	–	–	–	–	–	–	109,880	589,997	699,877	–
MidCap Blend Fund	–	–	–	–	–	–	–	17,810	17,810	–
MidCap Growth Fund III	806	–	–	–	–	80,083	183,267	164,232	428,388	–
MidCap Value Fund I	–	–	–	–	–	72,203	253,279	133,289	458,771	–
Money Market Fund	–	–	–	–	–	–	3,741	54	3,795	–
Preferred Securities Fund	–	–	3,453	716	675	3,787	129,516	60,965	199,112	61,132
Real Estate Securities Fund	–	–	–	–	–	–	182,052	305,335	487,387	–
Short-Term Bond Fund	–	1,572	2,030	1,226	2,068	1,597	3,548	18,801	30,842	–
Short-Term Income Fund	1,139	684	241	–	431	240	2,743	354	5,832	–
SmallCap Blend Fund	–	–	–	–	–	–	18,178	68,844	87,022	–
SmallCap Growth Fund	–	1,627	–	–	–	–	20,385	87,090	109,102	542
SmallCap Growth Fund II	–	–	–	–	–	–	33,279	96,840	130,119	–
SmallCap Value Fund	–	–	–	–	–	–	62,850	124,445	187,295	–
Tax-Exempt Bond Fund	–	–	–	–	–	1,229	3,675	8,745	13,649	–

*In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

As of October 31, 2009, Bond & Mortgage Securities Fund, Diversified International Fund, LargeCap Growth Fund, LargeCap Growth Fund I, MidCap Growth Fund III, Short-Term Bond Fund, Short-Term Income Fund, and SmallCap Growth Fund II had $1,281,000, $398,000, $21,343,000, $5,526,000, $937,000, $895,000, $381,000 and $112,000 in expired capital loss carryforwards, respectively. No Funds utilized any capital loss carryforward during the period.

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 66.29%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.09%			Automobile Parts & Equipment (continued)
GenCorp Inc			Stanadyne Corp
9.50%, 8/15/2013	$ 1,735	$ 1,772	10.00%, 8/15/2014	$ 700	$ 662
					$ 2,805
Agriculture - 0.92%			Banks - 9.87%
Altria Group Inc			ANZ National International Ltd
9.70%, 11/10/2018	10,560	13,280	3.25%, 4/2/2012(a)	460	478
Lorillard Tobacco Co			Australia & New Zealand Banking Group Ltd
6.88%, 5/1/2020	180	185	3.70%, 1/13/2015(a)	1,200	1,210
MHP SA			BAC Capital Trust XIII
10.25%, 4/29/2015(a),(b)	100	98	0.66%, 3/15/2043(d)	3,640	2,495
Philip Morris International Inc			BAC Capital Trust XIV
4.50%, 3/26/2020	4,700	4,634	5.63%, 3/15/2043(d)	250	183
Southern States Cooperative Inc			Banco Industrial e Comercial SA
11.25%, 5/15/2015(a),(c)	720	715	8.50%, 4/27/2020(a)	412	400
		$ 18,912	Banco Panamericano SA
Airlines - 0.25%			8.50%, 4/23/2020(a)	100	99
American Airlines Pass Through Trust 2001-02			Bank of America Corp
7.86%, 10/1/2011	835	859	4.50%, 4/1/2015	4,870	4,915
American Airlines Pass Through Trust 2009-1A			6.50%, 8/1/2016	3,300	3,560
10.38%, 7/2/2019	934	1,069	8.00%, 12/29/2049(d)	3,580	3,604
Delta Air Lines Inc			Bank of America NA
6.72%, 1/2/2023	801	771	6.00%, 10/15/2036	2,000	1,870
UAL 2007-1 Pass Through Trust			Bank of Nova Scotia
2.68%, 7/2/2014(a),(b),(d)	458	353	2.25%, 1/22/2013	6,400	6,461
UAL 2009-1 Pass Through Trust			Barclays Bank PLC
10.40%, 11/1/2016(b)	545	591	3.90%, 4/7/2015	1,250	1,264
UAL 2009-2A Pass Through Trust			BB&T Corp
9.75%, 1/15/2017	710	777	3.95%, 4/29/2016	11,460	11,509
UAL Pass Through Trust Series 2000-1			BNP Paribas
8.03%, 7/1/2011	419	622	3.25%, 3/11/2015	3,100	3,087
		$ 5,042	Capital One Financial Corp
Apparel - 0.07%			5.70%, 9/15/2011	1,570	1,644
Rafaella Apparel Group Inc			CIT Group Inc
11.25%, 6/15/2011	2,105	1,410	7.00%, 5/1/2013	44	43
			7.00%, 5/1/2014	66	64
Automobile Asset Backed Securities - 1.03%			7.00%, 5/1/2015	66	63
Capital Auto Receivables Asset Trust			7.00%, 5/1/2016	111	105
4.68%, 10/15/2012(d)	6,485	6,656	7.00%, 5/1/2017	155	147
5.52%, 3/15/2011(d)	2,131	2,133	Citigroup Inc
Capital One Auto Finance Trust			5.63%, 8/27/2012	5,150	5,423
0.29%, 10/15/2012(d)	1,260	1,253	Commonwealth Bank of Australia
Daimler Chrysler Auto Trust			3.50%, 3/19/2015(a)	8,825	8,879
4.71%, 9/10/2012	3,130	3,202	Credit Agricole SA/London
Ford Credit Auto Owner Trust			3.50%, 4/13/2015(a)	3,910	3,912
5.30%, 6/15/2012	3,095	3,235	Credito Real SA de CV
5.60%, 10/15/2012	1,315	1,397	10.25%, 4/14/2015(a),(b)	983	983
5.69%, 11/15/2012(d)	905	967	Deutsche Bank AG/London
Hyundai Auto Receivables Trust			3.45%, 3/30/2015	5,555	5,570
0.65%, 1/17/2012(d)	452	452	Discover Bank/Greenwood DE
Volkswagen Auto Loan Enhanced Trust			7.00%, 4/15/2020	2,690	2,764
4.50%, 7/20/2012	1,732	1,764	First Union Institutional Capital I
		$ 21,059	8.04%, 12/1/2026	1,000	1,044
Automobile Floor Plan Asset Backed Securities -			GMAC Inc
0.16%			6.00%, 12/15/2011	1,149	1,153
Swift Master Auto Receivables Trust			6.63%, 5/15/2012	588	593
0.35%, 6/15/2012(d)	3,300	3,297	6.88%, 9/15/2011	886	902
			8.30%, 2/12/2015(a)	2,745	2,865
Automobile Manufacturers - 0.04%			Goldman Sachs Group Inc/The
Oshkosh Corp			0.43%, 2/6/2012(d)	2,000	1,970
8.25%, 3/1/2017(a)	375	395	0.47%, 8/5/2011(d)	3,500	3,477
8.50%, 3/1/2020(a)	375	394	JP Morgan Chase & Co
		$ 789	4.95%, 3/25/2020	10,745	10,762
Automobile Parts & Equipment - 0.13%			Kazkommerts International BV
Goodyear Tire & Rubber Co/The			8.50%, 4/16/2013	205	202
8.63%, 12/1/2011	1,135	1,185	Lloyds TSB Bank PLC
			4.38%, 1/12/2015(a)	13,410	13,316
10.50%, 5/15/2016	860	958	5.80%, 1/13/2020(a)	6,485	6,427
			Morgan Stanley
			5.63%, 9/23/2019	2,765	2,727

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Chemicals (continued)
Morgan Stanley (continued)			Nova Chemicals Corp
6.25%, 8/28/2017	$ 1,715 $	1,777	8.63%, 11/1/2019(a)	$ 1,425 $	1,489
PNC Funding Corp			Phibro Animal Health Corp
0.48%, 1/31/2012(d)	4,625	4,590	10.00%, 8/1/2013(a)	500	517
PNC Preferred Funding Trust III			Reichhold Industries Inc
8.70%, 2/28/2049(a),(d)	2,200	2,322	9.00%, 8/15/2014(a)	1,100	1,062
Rabobank Nederland NV			Sherwin-Williams Co/The
11.00%, 12/29/2049(a),(d)	1,560	2,007	3.13%, 12/15/2014	400	405
Royal Bank of Scotland Group PLC				$ 9,958
4.70%, 7/3/2018	218	178	Coal - 0.28%
5.00%, 10/1/2014	220	217	Arch Coal Inc
5.05%, 1/8/2015	1,215	1,174	8.75%, 8/1/2016(a)	975	1,038
Royal Bank of Scotland PLC/The			Bumi Capital Pte Ltd
4.88%, 3/16/2015	14,000	14,355	12.00%, 11/10/2016(a)	1,412	1,559
Santander US Debt SA Unipersonal			Consol Energy Inc
3.72%, 1/20/2015(a)	16,280	16,198	8.00%, 4/1/2017(a)	1,425	1,505
Standard Chartered PLC			Drummond Co Inc
3.85%, 4/27/2015(a)	6,050	6,080	9.00%, 10/15/2014(a)	1,225	1,283
SunTrust Preferred Capital I			International Coal Group Inc
5.85%, 12/31/2049(d)	266	208	9.13%, 4/1/2018	300	311
Svenska Handelsbanken AB				$ 5,696
5.13%, 3/30/2020(a)	11,960	12,130	Commercial Services - 0.25%
US Bank NA/Cincinnati OH			Aramark Corp
3.78%, 4/29/2020(d)	7,750	7,808	8.50%, 2/1/2015	685	703
Wachovia Bank NA			Great Lakes Dredge & Dock Corp
7.80%, 8/18/2010	385	393	7.75%, 12/15/2013	495	501
Wells Fargo & Co			Hertz Corp/The
0.47%, 8/20/2010(d)	640	640	8.88%, 1/1/2014	1,025	1,058
3.63%, 4/15/2015	5,000	5,076	Quintiles Transnational Corp
7.98%, 3/29/2049(d)	2,470	2,606	9.50%, 12/30/2014(a)	1,150	1,164
Wells Fargo Bank NA			RSC Equipment Rental Inc/RSC Holdings III LLC
0.46%, 5/16/2016(d)	4,615	4,340	10.00%, 7/15/2017(a)	950	1,038
Westpac Banking Corp			10.25%, 11/15/2019(a)	575	600
4.20%, 2/27/2015	3,085	3,216	Trico Shipping AS
	$ 201,485		11.88%, 11/1/2014(a)	125	126
Beverages - 1.44%				$ 5,190
Anheuser-Busch InBev Worldwide Inc			Computers - 0.34%
2.50%, 3/26/2013(a)	3,230	3,246	Affiliated Computer Services Inc
4.13%, 1/15/2015	365	379	5.20%, 6/1/2015	4,435	4,607
5.00%, 4/15/2020(a)	8,445	8,563	Seagate Technology HDD Holdings
5.38%, 11/15/2014(a)	6,400	6,963	6.80%, 10/1/2016	1,370	1,390
5.38%, 1/15/2020	615	643	Seagate Technology International/Cayman Islands
6.88%, 11/15/2019(a)	2,050	2,374	10.00%, 5/1/2014(a)	690	818
Coca-Cola Femsa SAB de CV				$ 6,815
4.63%, 2/15/2020(a)	1,770	1,765
			Consumer Products - 0.03%
Constellation Brands Inc			Yankee Acquisition Corp/MA
7.25%, 9/1/2016	505	518	9.75%, 2/15/2017	573	599
8.38%, 12/15/2014	895	960
Dr Pepper Snapple Group Inc			Credit Card Asset Backed Securities - 0.61%
2.35%, 12/21/2012	765	773	BA Credit Card Trust
6.82%, 5/1/2018	2,704	3,145	0.95%, 12/15/2014(d)	3,000	3,029
	$ 29,329		Cabela's Master Credit Card Trust
Biotechnology - 0.11%			4.31%, 12/16/2013(a)	3,600	3,663
Talecris Biotherapeutics Holdings Corp			Discover Card Master Trust
7.75%, 11/15/2016(a)	2,200	2,222	5.65%, 3/16/2020	2,525	2,835
			GE Capital Credit Card Master Note Trust
Building Materials - 0.14%			0.43%, 3/15/2015(d)	3,160	3,012
Lafarge SA				$ 12,539
6.15%, 7/15/2011	1,597	1,663	Distribution & Wholesale - 0.24%
Masco Corp			McJunkin Red Man Corp
7.13%, 3/15/2020	1,140	1,169	9.50%, 12/15/2016(a)	730	760
	$ 2,832		Minerva Overseas II Ltd
Chemicals - 0.49%			10.88%, 11/15/2019(a)	3,479	3,766
CF Industries Inc			10.88%, 11/15/2019	348	376
6.88%, 5/1/2018	925	964		$ 4,902
7.13%, 5/1/2020	1,520	1,600	Diversified Financial Services - 5.17%
Dow Chemical Co/The			Ameriprise Financial Inc
5.90%, 2/15/2015	3,575	3,921	5.35%, 11/15/2010	2	2

See accompanying notes

93

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Diversified Financial Services (continued)
AngloGold Ashanti Holdings PLC			SquareTwo Financial Corp
5.38%, 4/15/2020	$ 1,159	$ 1,172	11.63%, 4/1/2017(a)	$ 740 $	725
Capital One Capital V			Textron Financial Corp
10.25%, 8/15/2039	1,545	1,854	0.38%, 2/25/2011(d)	5,325	5,244
Capital One Capital VI			TNK-BP Finance SA
8.88%, 5/15/2040	5,560	6,173	7.25%, 2/2/2020(a)	1,900	1,957
CEDC Finance Corp International Inc			UBS Preferred Funding Trust V
9.13%, 12/1/2016(a)	1,776	1,882	6.24%, 5/29/2049	1,200	1,104
Citigroup Capital XXI				$ 105,483
8.30%, 12/21/2057	2,160	2,160	Electric - 2.04%
Countrywide Financial Corp			AES Corp/The
6.25%, 5/15/2016	11,270	11,713	9.75%, 4/15/2016(a)	1,275	1,393
Credit Acceptance Corp			Baltimore Gas & Electric Co
9.13%, 2/1/2017(a)	505	528	5.90%, 10/1/2016	1,230	1,344
DTEK Finance BV			CE Generation LLC
9.50%, 4/28/2015(a)	1,506	1,506	7.42%, 12/15/2018	821	835
E*Trade Financial Corp			CMS Energy Corp
7.38%, 9/15/2013	1,565	1,518	6.25%, 2/1/2020	3,850	3,860
12.50%, 11/30/2017	775	926	6.55%, 7/17/2017	2,000	2,092
Financiera Independencia SAB de CV			Dubai Electricity & Water Authority
10.00%, 3/30/2015(a)	2,517	2,536	8.50%, 4/22/2015(a)	600	618
Ford Motor Credit Co LLC			Dynegy Holdings Inc
7.80%, 6/1/2012	1,360	1,410	7.50%, 6/1/2015	1,155	1,016
General Electric Capital Corp			Elwood Energy LLC
6.00%, 8/7/2019	3,000	3,243	8.16%, 7/5/2026	1,957	1,879
Goldman Sachs Capital I			Enel Finance International SA
6.35%, 2/15/2034	1,000	895	3.88%, 10/7/2014(a)	2,315	2,365
Goldman Sachs Capital II			5.13%, 10/7/2019(a)	4,350	4,274
5.79%, 12/29/2049(d)	2,000	1,582	Energy Future Holdings Corp
Grupo Papelero Scribe SA			9.75%, 10/15/2019	751	753
8.88%, 4/7/2020(a)	3,202	3,010	10.00%, 1/15/2020(a)	605	635
HSBC Finance Capital Trust IX			Energy Future Intermediate Holding Co LLC
5.91%, 11/30/2035	650	593	9.75%, 10/15/2019	918	920
HSBC Finance Corp			FirstEnergy Solutions Corp
5.50%, 1/19/2016	1,000	1,072	6.05%, 8/15/2021	3,875	3,925
Icahn Enterprises LP / Icahn Enterprises Finance			Indiantown Cogeneration LP
Corp			9.26%, 12/15/2010	1,624	1,657
7.75%, 1/15/2016(a)	1,435	1,395	Mirant Americas Generation LLC
International Lease Finance Corp			8.50%, 10/1/2021	445	432
5.63%, 9/15/2010	145	145	Mirant Mid Atlantic Pass Through Trust C
5.65%, 6/1/2014	2,790	2,553	10.06%, 12/30/2028	2,762	3,005
8.63%, 9/15/2015(a)	970	958	Nisource Finance Corp
Janus Capital Group Inc			5.25%, 9/15/2017	1,380	1,416
6.95%, 6/15/2017(d)	740	754	6.40%, 3/15/2018	1,850	2,022
LBG Capital No.1 PLC			Northern States Power Co/MN
8.00%, 6/15/2049(a),(d)	800	718	5.35%, 11/1/2039	745	742
LBI Escrow Corp			NRG Energy Inc
8.00%, 11/1/2017(a)	500	518	7.25%, 2/1/2014	575	583
Merrill Lynch & Co Inc			7.38%, 1/15/2017	620	611
0.45%, 11/1/2011(d)	4,650	4,608	PacifiCorp
0.48%, 6/5/2012(d)	2,300	2,257	5.65%, 7/15/2018	1,100	1,213
Nissan Motor Acceptance Corp			6.25%, 10/15/2037	225	248
3.25%, 1/30/2013(a)	1,280	1,305	Reliant Energy Mid-Atlantic Power Holdings LLC
Nomura Holdings Inc			9.24%, 7/2/2017	2,591	2,682
6.70%, 3/4/2020	6,610	7,080	Tenaska Oklahoma
OMX Timber Finance Investments I LLC			6.53%, 12/30/2014(a)	285	275
5.42%, 1/29/2020(a),(b),(d)	11,785	11,499	United Maritime Group LLC/United Maritime
ORIX Corp			Group Finance Corp
4.71%, 4/27/2015	3,140	3,136	11.75%, 6/15/2015(a)	720	749
Pinnacle Foods Finance LLC / Pinnacle Foods				$ 41,544
Finance Corp			Electrical Components & Equipment - 0.07%
9.25%, 4/1/2015(a)	1,050	1,092	Coleman Cable Inc
10.63%, 4/1/2017	155	167	9.00%, 2/15/2018(a)	1,410	1,440
Pontis Ltd
6.25%, 7/20/2010(a),(b)	800	800	Electronics - 0.15%
SLM Corp			NXP BV / NXP Funding LLC
0.48%, 7/26/2010(d)	3,500	3,486	3.05%, 10/15/2013(d)	985	941
4.50%, 7/26/2010	2,865	2,878	9.50%, 10/15/2015	1,760	1,729
8.00%, 3/25/2020	7,615	7,329

See accompanying notes

94

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Electronics (continued)			Healthcare - Services - 0.69%
Viasystems Inc			Alliance HealthCare Services Inc
12.00%, 1/15/2015(a)	$ 370 $	406	8.00%, 12/1/2016(a)	$ 1,320 $	1,234
	$ 3,076		HCA Inc/DE
Energy - Alternate Sources - 0.05%			8.50%, 4/15/2019(a)	810	890
Headwaters Inc			9.25%, 11/15/2016	500	541
11.38%, 11/1/2014	965	1,021	9.63%, 11/15/2016	2,250	2,447
			9.88%, 2/15/2017(a)	200	221
Engineering & Contruction - 0.04%			Healthsouth Corp
Dycom Investments Inc			10.75%, 6/15/2016	1,410	1,537
8.13%, 10/15/2015	830	801	IASIS Healthcare LLC / IASIS Capital Corp
			8.75%, 6/15/2014	955	981
Entertainment - 0.49%			Multiplan Inc
CCM Merger Inc			10.38%, 4/15/2016(a)	1,225	1,268
8.00%, 8/1/2013(a)	1,400	1,290	Quest Diagnostics Inc/DE
Choctaw Resort Development Enterprise			4.75%, 1/30/2020	820	817
7.25%, 11/15/2019(a)	858	596	Select Medical Corp
Lions Gate Entertainment Inc			7.63%, 2/1/2015	1,520	1,444
10.25%, 11/1/2016(a)	770	797	Tenet Healthcare Corp
Peninsula Gaming LLC			9.25%, 2/1/2015(d)	1,300	1,391
8.38%, 8/15/2015(a)	820	838	US Oncology Inc
10.75%, 8/15/2017(a)	1,580	1,616	6.64%, 3/15/2012(d)	358	342
Pinnacle Entertainment Inc			9.13%, 8/15/2017	950	993
7.50%, 6/15/2015	715	688		$ 14,106
8.63%, 8/1/2017(a)	290	303	Holding Companies - Diversified - 0.05%
WMG Acquisition Corp			ESI Tractebel Acquisition Corp
7.38%, 4/15/2014	1,200	1,158	7.99%, 12/30/2011	1,109	1,115
9.50%, 6/15/2016(a)	1,255	1,356
WMG Holdings Corp			Home Equity Asset Backed Securities - 1.78%
9.50%, 12/15/2014	1,390	1,407	Asset Backed Securities Corp Home Equity
	$ 10,049		0.36%, 7/25/2036(d)	1,001	952
Environmental Control - 0.36%			Bear Stearns Asset Backed Securities Trust
Republic Services Inc			0.42%, 8/25/2036(d)	7,145	3,389
5.50%, 9/15/2019(a)	4,485	4,709	0.45%, 5/25/2037(d)	3,200	1,978
6.20%, 3/1/2040(a)	1,755	1,796	0.86%, 3/25/2034(d)	1,098	826
Waste Management Inc			CDC Mortgage Capital Trust
5.00%, 3/15/2014	10	11	1.12%, 6/25/2034(d)	529	413
WCA Waste Corp			Countrywide Asset-Backed Certificates
9.25%, 6/15/2014(e)	825	838	5.39%, 4/25/2036	2,652	1,409
	$ 7,354		5.51%, 8/25/2036	2,440	1,836
Finance - Mortgage Loan/Banker - 0.01%			6.09%, 6/25/2021(d)	3,100	1,395
Fannie Mae			First NLC Trust
6.00%, 5/15/2011(f)	75	79	0.56%, 9/25/2035(d)	1,065	1,044
			0.76%, 5/25/2035(d)	468	249
Food - 0.48%			GMAC Mortgage Corp Loan Trust
Kraft Foods Inc			5.75%, 10/25/2036	2,775	1,596
5.38%, 2/10/2020	6,415	6,654	5.81%, 10/25/2036	1,604	867
6.50%, 2/9/2040	2,975	3,201	6.05%, 12/25/2037(d)	3,426	1,815

	$ 9,855		GSAA Trust
Forest Products & Paper - 0.18%			0.40%, 4/25/2047(d),(e)	8,765	1,002
Cascades Inc			HSI Asset Securitization Corp Trust
7.88%, 1/15/2020(a)	510	515	0.40%, 1/25/2037(d)	6,548	3,082
Corp Durango SAB de CV			Indymac Residential Asset Backed Trust
6.00%, 8/27/2016(d)	2,235	1,777	0.50%, 8/25/2035(d)	40	40
Domtar Corp			JP Morgan Mortgage Acquisition Corp
			0.41%, 8/25/2036(d)	1,850	1,357
10.75%, 6/1/2017	1,020	1,249
Sappi Papier Holding AG			Morgan Stanley ABS Capital I
6.75%, 6/15/2012(a)	135	135	1.13%, 12/25/2034(d)	390	64
	$ 3,676		New Century Home Equity Loan Trust
			0.55%, 3/25/2035(d)	85	81
Healthcare - Products - 0.43%

Angiotech Pharmaceuticals Inc			Option One MortgageLoan Trust
4.00%, 12/1/2013(d)	3,070	2,506	0.71%, 3/25/2037 (d),(e)	4,325	63
			1.26%, 2/25/2035(d),(e)	161	34
Boston Scientific Corp			1.31%, 5/25/2034(d)	826	597
4.50%, 1/15/2015	1,955	1,918	Residential Asset Securities Corp

5.13%, 1/12/2017	1,850	1,793	0.41%, 9/25/2036 (d)	7,900	6,091
6.00%, 1/15/2020	1,885	1,863	Saxon Asset Securities Trust

7.00%, 11/15/2035	850	818	1.96%, 3/25/2035(d)	403	139
	$ 8,898		Specialty Underwriting & Residential Finance
			1.03%, 2/25/2035(d)	475	414

See accompanying notes

95

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Home Equity Asset Backed Securities			Lodging (continued)
(continued)			Wyndham Worldwide Corp (continued)
WAMU Asset-Backed Certificates			9.88%, 5/1/2014	$ 1,840 $	2,097
0.43%, 5/25/2037(d)	$ 4,000 $	2,204		$ 6,833
0.43%, 7/25/2047(d)	6,850	3,021	Media - 3.24%
Wells Fargo Home Equity Trust			CBS Corp
0.76%, 4/25/2034(d)	407	278	5.75%, 4/15/2020	4,300	4,468
	$ 36,236		Clear Channel Worldwide Holdings Inc
Insurance - 1.81%			9.25%, 12/15/2017(a)	360	384
CNA Financial Corp			9.25%, 12/15/2017(a)	600	643
6.00%, 8/15/2011	1,875	1,940	Comcast Corp
Crum & Forster Holdings Corp			5.15%, 3/1/2020	3,515	3,588
7.75%, 5/1/2017	1,000	1,004	6.40%, 3/1/2040	3,150	3,275
Endurance Specialty Holdings Ltd			6.45%, 3/15/2037	845	885
7.00%, 7/15/2034	740	708	COX Communications Inc
Genworth Financial Inc			5.45%, 12/15/2014	1,805	1,975
6.15%, 11/15/2066(d)	2,650	2,120	6.75%, 3/15/2011	305	318
8.63%, 12/15/2016	460	513	DirecTV Holdings LLC
ING Groep NV			3.55%, 3/15/2015(a)	17,235	17,180
5.78%, 12/29/2049	1,565	1,351	5.20%, 3/15/2020(a)	2,055	2,072
Liberty Mutual Group Inc			DirecTV Holdings LLC / DirecTV Financing Co
10.75%, 6/15/2058(a),(d)	3,870	4,509	Inc
Lincoln National Corp			5.88%, 10/1/2019	5,590	5,935
5.65%, 8/27/2012	865	919	DISH DBS Corp
7.00%, 5/17/2066(d)	5,535	5,120	7.75%, 5/31/2015	1,725	1,811
Metropolitan Life Global Funding I			7.88%, 9/1/2019	725	761
0.29%, 5/17/2010(a),(d)	5,750	5,750	Kabel Deutschland GmbH
Ohio National Financial Services Inc			10.63%, 7/1/2014	2,085	2,174
6.38%, 4/30/2020(a)	2,275	2,335	NBC Universal Inc
Pacific Life Global Funding			3.65%, 4/30/2015(a)	90	91
0.50%, 6/22/2011(a),(d)	2,500	2,485	5.15%, 4/30/2020(a)	7,045	7,127
Sun Life Financial Global Funding LP			6.40%, 4/30/2040(a)	700	723
0.54%, 7/6/2010(a),(d)	1,750	1,750	News America Inc
Teachers Insurance & Annuity Association of			6.20%, 12/15/2034	2,170	2,228
America			Nielsen Finance LLC / Nielsen Finance Co
6.85%, 12/16/2039(a)	1,645	1,855	10.00%, 8/1/2014	1,905	2,000
Travelers Cos Inc/The			Rainbow National Services LLC
6.25%, 3/15/2067(d)	3,030	2,980	10.38%, 9/1/2014(a)	2,190	2,300
WR Berkley Corp			Time Warner Inc
6.25%, 2/15/2037	1,820	1,709	4.88%, 3/15/2020	3,870	3,835
	$ 37,048		UPC Holding BV
Internet - 0.06%			9.88%, 4/15/2018(a)	2,025	2,136
Zayo Group LLC/Zayo Capital Inc				$ 65,909
10.25%, 3/15/2017(a)	1,120	1,163	Mining - 0.61%
			Alcoa Inc
Iron & Steel - 0.14%			5.90%, 2/1/2027	665	613
AK Steel Corp			5.95%, 2/1/2037	385	337
7.63%, 5/15/2020(c)	255	263	Prime Dig Pte Ltd
Evraz Group SA			11.75%, 11/3/2014	100	110
9.50%, 4/24/2018(a)	586	621	Rio Tinto Finance USA Ltd
United States Steel Corp			8.95%, 5/1/2014	1,260	1,527
7.00%, 2/1/2018	1,460	1,486	9.00%, 5/1/2019	1,340	1,726
7.38%, 4/1/2020	560	575	Southern Copper Corp
	$ 2,945		5.38%, 4/16/2020	126	127
Leisure Products & Services - 0.09%			Teck Resources Ltd
Royal Caribbean Cruises Ltd			9.75%, 5/15/2014	2,845	3,457
6.88%, 12/1/2013	1,400	1,449	Vale Overseas Ltd
7.25%, 6/15/2016	300	304	6.88%, 11/21/2036	183	192
	$ 1,753		Vedanta Resources PLC
Lodging - 0.33%			9.50%, 7/18/2018(a)	100	110
Harrah's Operating Co Inc			Vulcan Materials Co
10.00%, 12/15/2018	359	311	1.51%, 12/15/2010(d)	4,325	4,321
10.00%, 12/15/2018	586	507		$ 12,520
11.25%, 6/1/2017	130	142	Miscellaneous Manufacturing - 0.95%
MGM Mirage			GE Capital Trust I
8.50%, 9/15/2010	770	776	6.38%, 11/15/2067	1,045	1,001
10.38%, 5/15/2014(a)	215	235	Textron Inc
13.00%, 11/15/2013	1,470	1,727	6.20%, 3/15/2015	1,720	1,843
Wyndham Worldwide Corp			Trimas Corp
7.38%, 3/1/2020	1,005	1,038	9.75%, 12/15/2017(a)	425	438
See accompanying notes			96

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Miscellaneous Manufacturing (continued)			Mortgage Backed Securities (continued)
Tyco Electronics Group SA			Credit Suisse Mortgage Capital Certificates
6.00%, 10/1/2012	$ 1,740 $	1,878	(continued)
7.13%, 10/1/2037	1,655	1,860	5.42%, 2/15/2040	$ 4,000 $	2,747
Tyco International Finance SA			5.47%, 8/18/2016(a),(b)	3,700	3,269
3.38%, 10/15/2015(c)	5,880	5,899	5.66%, 5/10/2017(a)	4,000	3,276
4.13%, 10/15/2014	985	1,031	5.70%, 7/15/2017(a)	2,980	2,193
Tyco International Ltd / Tyco International Finance			5.70%, 7/15/2017(a)	6,561	6,592
SA			5.91%, 6/15/2039(d)	3,600	3,439
6.88%, 1/15/2021	570	668	6.00%, 6/15/2017(a)	3,250	3,309
7.00%, 12/15/2019	4,000	4,721	6.00%, 7/15/2017(a),(b)	1,775	1,346
	$ 19,339		6.02%, 6/15/2038(d)	3,650	3,767
Mortgage Backed Securities - 14.43%			Developers Diversified Realty Corp
Adjustable Rate Mortgage Trust			3.81%, 10/14/2014(a)	496	507
0.53%, 8/25/2036(d),(e)	4,528	838	5.73%, 10/14/2014(a)	600	637
0.54%, 6/25/2035(d)	585	570	Fannie Mae
0.83%, 2/25/2035(d)	262	198	0.46%, 1/25/2023(d)	741	737
4.84%, 11/25/2035(d)	1,600	1,570	0.51%, 11/25/2022(d)	582	579
Banc of America Commercial Mortgage Inc			0.51%, 3/25/2035(d)	537	536
0.45%, 7/10/2042	196,666	1,255	0.56%, 2/25/2018(d)	427	428
4.97%, 7/10/2043	1,390	453	0.56%, 2/25/2032(d)	889	888
5.45%, 1/15/2049	3,370	3,352	1.29%, 10/25/2011(b),(d)	63,664	425
5.63%, 4/10/2049	4,535	4,707	6.34%, 4/25/2039(d)	2,046	2,103
5.67%, 1/15/2049(a),(d)	1,335	140	6.35%, 3/25/2039(d)	3,035	3,133
5.87%, 4/10/2049(d)	8,685	8,498	6.50%, 2/25/2047	1,692	1,844
5.89%, 7/10/2044	2,125	2,167	Fannie Mae Whole Loan
6.37%, 2/10/2051(d)	4,610	4,720	0.46%, 5/25/2035(d),(e)	1,384	1,381
Banc of America Funding Corp			FDIC Structured Sale Guaranteed Notes
0.34%, 7/20/2036(d)	395	387	0.80%, 2/25/2048(a),(d)	1,922	1,928
0.54%, 7/20/2036(d)	5,781	2,424	3.00%, 9/30/2019(a)	2,673	2,675
Banc of America Large Loan Inc			3.25%, 4/25/2038(a)	2,912	2,904
5.20%, 1/25/2017(a)	2,983	3,060	First Union National Bank Commercial Mortgage
BCRR Trust			Securities Inc
5.86%, 12/15/2043(a)	1,975	1,705	6.14%, 2/12/2034	143	150
6.00%, 4/17/2017(a),(d)	1,700	1,699	Freddie Mac
6.50%, 7/17/2017(a)	3,000	3,014	0.55%, 6/15/2018(d)	617	614
Bear Stearns Alt-A Trust			0.60%, 2/15/2030(d)	434	434
0.54%, 7/25/2035(d)	299	80	0.60%, 5/15/2030(d)	353	352
Bear Stearns Mortgage Funding Trust			0.65%, 7/15/2023(d)	5,234	5,222
0.47%, 7/25/2036(d)	7,116	3,895	0.70%, 6/15/2023(d)	1,017	1,008
Bella Vista Mortgage Trust			0.90%, 11/15/2039(d)	3,218	3,265
0.51%, 5/20/2045(d),(e)	711	406	5.50%, 9/15/2031(d)	5,025	5,360
Citigroup Commercial Mortgage Trust			GE Capital Commercial Mortgage Corp
0.72%, 10/15/2049(d)	62,510	978	0.38%, 5/10/2014	16,208	111
5.48%, 3/17/2051(a),(d)	1,732	1,527	0.77%, 3/10/2040(a),(d)	13,506	77
6.30%, 12/10/2049(d)	3,520	3,609	5.61%, 4/10/2017(d)	7,360	5,066
Commercial Mortgage Loan Trust			Ginnie Mae
6.22%, 9/10/2017(d)	5,420	5,483	5.00%, 10/16/2022	13,474	1,559
Commercial Mortgage Pass Through Certificates			GMAC Commercial Mortgage Securities Inc
6.01%, 12/10/2049(d)	7,090	7,294	1.02%, 3/10/2038(a),(d)	6,950	54
Countrywide Alternative Loan Trust			Greenpoint Mortgage Funding Trust
0.48%, 5/25/2035(d)	24	15	0.53%, 6/25/2045(d)	540	163
0.54%, 6/25/2036(d),(e)	5,415	1,035	0.56%, 6/25/2045(d)	475	88
0.68%, 12/25/2035(d)	3,606	974	Greenwich Capital Commercial Funding Corp
1.77%, 7/20/2035(d)	907	485	5.51%, 3/10/2039	3,775	3,021
Countrywide Asset-Backed Certificates			GS Mortgage Securities Corp II
0.53%, 1/25/2036(d),(e)	3,043	2,327	0.00%, 6/12/2016(a),(g)	625	585
0.54%, 11/25/2035(d)	349	326	0.86%, 11/10/2039(a)	37,529	982
Countrywide Home Loan Mortgage Pass Through			6.00%, 8/10/2045(d)	11,240	11,008
Trust			GSR Mortgage Loan Trust
0.46%, 4/25/2046(d)	5,893	3,446	0.52%, 8/25/2046(d),(e)	4,254	934
Credit Suisse First Boston Mortgage Securities			0.62%, 12/25/2035(d)	514	347
Corp			Harborview Mortgage Loan Trust
0.38%, 11/15/2037(a),(d)	20,509	372	0.50%, 5/19/2047(d)	6,270	869
0.45%, 5/15/2036(a),(d)	9,870	32	Impac CMB Trust
Credit Suisse Mortgage Capital Certificates			0.51%, 5/25/2037(d),(e)	3,697	2,992
0.18%, 12/15/2039	19,887	323	0.69%, 4/25/2035(d)	319	79
0.77%, 9/15/2039(a)	68,454	1,186	1.26%, 10/25/2033(d)	203	132
5.38%, 11/15/2016(a),(b)	650	633	Indymac Index Mortgage Loan Trust
5.38%, 12/15/2016(a)	3,250	2,288	0.44%, 2/25/2037(d)	3,744	2,335

See accompanying notes

97

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Indymac Index Mortgage Loan Trust (continued)			Structured Asset Securities Corp
0.49%, 4/25/2035(d)	$ 552 $	318	5.50%, 6/25/2036(d)	$ 4,743 $	1,167
0.50%, 6/25/2037(d),(e)	5,930	3,804	Wachovia Bank Commercial Mortgage Trust
0.52%, 6/25/2035(d)	4,558	3,087	0.73%, 10/15/2041(a),(d)	30,687	281
0.56%, 8/25/2035(d)	922	620	5.25%, 12/15/2043	3,550	3,555
0.86%, 4/25/2034(d)	200	112	5.60%, 12/15/2043	1,960	58
JP Morgan Chase Commercial Mortgage Securities			5.68%, 5/15/2046(d)	5,350	5,359
Corp			5.77%, 7/15/2016	5,455	5,646
0.72%, 2/15/2051(d)	60,991	1,010	5.80%, 7/15/2045	3,155	2,880
5.28%, 5/15/2047	1,804	1,858	5.82%, 5/15/2046(d)	2,255	1,885
5.29%, 9/12/2037(d)	300	168	6.10%, 2/15/2051(d)	825	811
5.31%, 1/15/2049	250	251	WAMU Commercial Mortgage Securities Trust
5.34%, 5/15/2047	4,066	4,010	3.83%, 1/25/2035(a)	503	509
5.42%, 2/15/2017	3,000	2,892	WaMu Mortgage Pass Through Certificates
5.44%, 5/15/2045(d)	2,725	2,535	0.48%, 8/25/2046(d),(e)	1,737	688
5.62%, 5/15/2045(d)	1,350	341	0.49%, 4/25/2045(d)	313	262
5.63%, 12/5/2019(a)	1,915	2,043	0.51%, 11/25/2045(d)	413	413
5.63%, 6/12/2041(d)	3,205	2,351	0.53%, 4/25/2045(d)	313	199
5.72%, 11/15/2017	2,720	2,656	0.55%, 7/25/2045(d)	696	579
6.30%, 2/12/2051(d)	2,040	1,471	0.57%, 1/25/2045(d)	403	333
6.40%, 2/12/2051(a),(d)	2,250	577	0.63%, 1/25/2045(d)	760	529
JP Morgan Mortgage Trust			0.64%, 11/25/2045(d)	1,849	1,837
5.98%, 6/25/2036(d)	567	533	0.66%, 1/25/2045(d)	6,692	4,983
LB-UBS Commercial Mortgage Trust			0.79%, 1/25/2045(d)	1,882	171
0.34%, 7/15/2040(a)	69,569	1,312	0.90%, 12/25/2027(d),(e)	4,090	3,681
0.51%, 2/15/2040(d)	14,758	277	4.18%, 5/25/2035(d)	945	923
5.56%, 2/15/2040(d)	3,115	1,835	Washington Mutual Alternative Mortgage Pass-
5.86%, 7/15/2040(d)	750	751	Through Certificates
6.32%, 4/15/2041(d)	250	266	0.44%, 1/25/2047(d)	4,719	431
6.32%, 4/15/2041(d)	2,300	1,595	Wells Fargo Mortgage Backed Securities Trust
6.37%, 12/15/2028	400	417	2.97%, 10/25/2035(d)	1,164	1,033
6.45%, 7/17/2040(d)	1,540	450		$ 294,450
Luminent Mortgage Trust			Municipals - 0.04%
0.45%, 5/25/2046(d)	2,113	1,161	City of Buenos Aires
Merrill Lynch Mortgage Investors Inc			12.50%, 4/6/2015(a)	759	797
0.61%, 8/25/2036(d)	290	163
Merrill Lynch Mortgage Trust			Office & Business Equipment - 0.34%
5.78%, 8/12/2016	4,000	3,544	Xerox Corp
Merrill Lynch/Countrywide Commercial Mortgage			4.25%, 2/15/2015	1,770	1,809
Trust			5.50%, 5/15/2012	4,035	4,304
0.72%, 8/12/2048(d)	40,294	1,025	5.63%, 12/15/2019	810	850
0.82%, 12/12/2049(d)	116,642	2,436		$ 6,963
5.39%, 12/12/2049(a),(d)	1,700	365	Oil & Gas - 2.86%
5.70%, 9/12/2049	750	743	Alliance Oil Co Ltd
Morgan Stanley Capital I			9.88%, 3/11/2015(a)	1,521	1,559
0.50%, 6/12/2012(d)	5,000	4,406	Anadarko Petroleum Corp
5.36%, 3/15/2044(d)	5,805	5,715	6.20%, 3/15/2040	1,690	1,711
5.81%, 4/12/2049(d)	825	787	6.45%, 9/15/2036	435	452
Morgan Stanley Dean Witter Capital I			Canadian Natural Resources Ltd
6.54%, 2/15/2031	3	3	5.70%, 5/15/2017	1,880	2,062
Morgan Stanley Reremic Trust			Cenovus Energy Inc
3.00%, 1/17/2013(a),(b)	1,883	1,872	4.50%, 9/15/2014(a)	1,040	1,095
6.00%, 8/12/2045(a),(d)	7,070	7,305	5.70%, 10/15/2019(a)	4,905	5,271
Nomura Asset Acceptance Corp			Chaparral Energy Inc
0.61%, 2/25/2035(d)	95	78	8.50%, 12/1/2015	660	643
RBSCF Trust			Chesapeake Energy Corp
4.66%, 4/15/2015(a)	900	884	7.63%, 7/15/2013	685	710
5.34%, 12/16/2016(a),(b),(d)	2,000	1,840	9.50%, 2/15/2015	675	740
6.00%, 7/17/2014(a),(d)	900	835	Continental Resources Inc/OK
Residential Accredit Loans Inc			7.38%, 10/1/2020(a)	445	461
0.45%, 7/25/2037(d),(e)	7,943	4,510	Denbury Resources Inc
Sequoia Mortgage Trust			8.25%, 2/15/2020	1,449	1,554
0.69%, 2/20/2034(d)	2,207	1,651	9.75%, 3/1/2016	2,155	2,381
Structured Adjustable Rate Mortgage Loan Trust			Ecopetrol SA
0.45%, 7/25/2037(d)	5,795	3,605	7.63%, 7/23/2019	141	158
0.96%, 8/25/2034(d),(e)	2,642	246	Gaz Capital SA for Gazprom
Structured Asset Mortgage Investments Inc			7.29%, 8/16/2037(a)	5,850	5,791
0.56%, 5/25/2045(d)	598	181	9.25%, 4/23/2019	269	320
0.57%, 9/25/2045(d)	700	421
See accompanying notes

98

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Hilcorp Energy I LP/Hilcorp Finance Co			CNH Equipment Trust
8.00%, 2/15/2020(a)	$ 455 $	444	4.12%, 5/15/2012	$ 2,722 $	2,749
Husky Energy Inc			Countrywide Asset-Backed Certificates
7.25%, 12/15/2019	860	1,015	0.39%, 11/25/2037(d)	5,320	3,881
KazMunaiGaz Finance Sub BV			0.42%, 2/25/2037(d)	7,775	6,222
7.00%, 5/5/2020(a),(b),(c)	369	366	0.43%, 6/25/2037(d)	4,032	1,721
Linn Energy LLC			0.55%, 2/25/2036(d)	2,949	2,812
9.88%, 7/1/2018	1,765	1,906	0.78%, 6/25/2035(d)	2,570	2,422
11.75%, 5/15/2017(a)	425	484	0.92%, 12/25/2035(d)	2,600	936
Linn Energy LLC/Linn Energy Finance Corp			1.87%, 1/25/2034(d)	28	15
8.63%, 4/15/2020(a)	1,470	1,525	Countrywide Home Equity Loan Trust
Lukoil International Finance BV			0.45%, 5/15/2036(d)	2,935	709
7.25%, 11/5/2019(a)	239	249	0.48%, 12/15/2035(d)	907	340
Marathon Oil Corp			First-Citizens Home Equity Loan LLC
6.60%, 10/1/2037	1,270	1,372	0.46%, 9/15/2022(a),(d)	954	519
Nexen Inc			GMAC Mortgage Corp Loan Trust
6.40%, 5/15/2037	1,725	1,822	0.44%, 8/25/2035(d)	1,461	570
OPTI Canada Inc			0.47%, 11/25/2036(d)	9,941	3,943
7.88%, 12/15/2014	2,180	2,076	Indymac Residential Asset Backed Trust
9.00%, 12/15/2012(a)	220	225	0.45%, 4/25/2037(d)	2,000	946
Petrobras International Finance Co			JP Morgan Mortgage Acquisition Corp
6.88%, 1/20/2040	220	227	0.34%, 12/25/2036(d)	350	257
Petrohawk Energy Corp			0.34%, 3/25/2037(d)	1,299	1,224
9.13%, 7/15/2013	2,130	2,226	0.41%, 3/25/2037(d)	3,820	2,201
10.50%, 8/1/2014	415	459	0.42%, 5/25/2037(d)	7,850	3,638
Petroleos de Venezuela SA			0.43%, 4/25/2036(d)	4,095	3,091
5.00%, 10/28/2015	2,296	1,469	5.45%, 11/25/2036	6,230	5,995
5.13%, 10/28/2016	304	190	Lehman XS Trust
5.25%, 4/12/2017	633	411	1.42%, 11/25/2035(d)	2,503	1,511
5.38%, 4/12/2027	607	314	Long Beach Mortgage Loan Trust
5.50%, 4/12/2037	22	11	0.41%, 7/25/2036(d)	6,660	2,743
Petroleum Development Corp			0.76%, 2/25/2035(d)	2,187	1,966
12.00%, 2/15/2018	2,025	2,177	0.79%, 6/25/2034(d),(e)	450	359
Pioneer Natural Resources Co			Marriott Vacation Club Owner Trust
7.50%, 1/15/2020	885	941	5.52%, 5/20/2029(a),(d)	1,010	1,022
Quicksilver Resources Inc			Merrill Lynch Mortgage Investors Inc
11.75%, 1/1/2016	1,482	1,719	0.49%, 7/25/2036(d)	121	111
Suncor Energy Inc			MSDWCC Heloc Trust
6.85%, 6/1/2039	850	944	0.45%, 7/25/2017(d)	564	294
Valero Energy Corp			Ownit Mortgage Loan Asset Backed Certificates
4.50%, 2/1/2015	2,300	2,360	0.56%, 8/25/2036(d)	156	152
6.13%, 2/1/2020	215	223	Popular ABS Mortgage Pass-Through Trust
Venoco Inc			0.53%, 5/25/2035(d)	1,452	1,075
11.50%, 10/1/2017	725	772	Residential Asset Mortgage Products Inc
XTO Energy Inc			0.53%, 7/25/2035(d)	490	438
5.50%, 6/15/2018	1,500	1,648	SACO I Inc
6.10%, 4/1/2036	938	1,046	0.40%, 9/25/2036(d)	864	92
6.50%, 12/15/2018	4,045	4,753	Saxon Asset Securities Trust
	$ 58,282		0.78%, 3/25/2035(d)	1,340	916
Oil & Gas Services - 0.18%				$ 63,992
Cie Generale de Geophysique-Veritas			Packaging & Containers - 0.05%
7.50%, 5/15/2015	1,210	1,225	Plastipak Holdings Inc
Weatherford International Ltd			8.50%, 12/15/2015(a)	750	766
6.50%, 8/1/2036	2,300	2,395	10.63%, 8/15/2019(a)	310	344
	$ 3,620			$ 1,110
Other Asset Backed Securities - 3.14%			Pharmaceuticals - 0.51%
Aircraft Certificate Owner Trust			AmerisourceBergen Corp
6.46%, 9/20/2022(a),(b)	680	612	5.63%, 9/15/2012	2,175	2,356
7.00%, 9/20/2022(a),(b)	705	578	Axcan Intermediate Holdings Inc
Ameriquest Mortgage Securities Inc			9.25%, 3/1/2015	2,000	2,100
0.56%, 3/25/2035(d)	242	231	Elan Finance PLC/Elan Finance Corp
Carrington Mortgage Loan Trust			8.75%, 10/15/2016(a)	720	731
0.54%, 12/25/2035(d)	6,172	5,670	Omnicare Inc
Chase Funding Mortgage Loan Asset-Backed			6.13%, 6/1/2013	1,355	1,358
Certificates			Watson Pharmaceuticals Inc
0.72%, 12/25/2033(d)	39	35	5.00%, 8/15/2014	1,980	2,082
0.86%, 7/25/2033(d)	2,028	1,831	6.13%, 8/15/2019	1,490	1,592
1.01%, 9/25/2033(d)	664	165		$ 10,219

See accompanying notes

99

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Pipelines - 1.15%			Retail (continued)
Copano Energy LLC / Copano Energy Finance			Sonic Automotive Inc (continued)
Corp			9.00%, 3/15/2018(a)	$ 485 $	505
7.75%, 6/1/2018	$ 405 $	411	Suburban Propane Partners LP/Suburban Energy
8.13%, 3/1/2016	785	797	Finance Corp
El Paso Pipeline Partners Operating Co LLC			7.38%, 3/15/2020	745	760
6.50%, 4/1/2020	740	764	Toys R Us Property Co LLC
Enbridge Energy Partners LP			8.50%, 12/1/2017(a)	1,065	1,126
5.20%, 3/15/2020	2,465	2,545	Yum! Brands Inc
Energy Transfer Partners LP			6.25%, 3/15/2018	4,385	4,889
6.70%, 7/1/2018	1,150	1,287	6.88%, 11/15/2037	560	631
Enterprise Products Operating LLC				$ 34,136
6.13%, 10/15/2039	3,565	3,646	Semiconductors - 0.10%
8.38%, 8/1/2066	1,715	1,783	Freescale Semiconductor Inc
MarkWest Energy Partners LP / MarkWest Energy			9.25%, 4/15/2018(a)	385	401
Finance Corp			National Semiconductor Corp
8.75%, 4/15/2018	1,820	1,886	0.51%, 6/15/2010(d)	1,725	1,724
Regency Energy Partners LP/Regency Energy				$ 2,125
Finance Corp			Software - 0.19%
8.38%, 12/15/2013	1,465	1,513	First Data Corp
Rockies Express Pipeline LLC			9.88%, 9/24/2015	235	215
3.90%, 4/15/2015(a)	3,515	3,493	10.55%, 9/24/2015	1,764	1,561
5.63%, 4/15/2020(a)	3,360	3,361	11.25%, 3/31/2016	425	355
Williams Partners LP			Open Solutions Inc
3.80%, 2/15/2015(a)	2,000	2,011	9.75%, 2/1/2015(a)	2,290	1,935
	$ 23,497			$ 4,066
Real Estate - 0.17%			Sovereign - 0.39%
Country Garden Holdings Co			Argentina Bonos
11.25%, 4/22/2017(a)	1,046	1,033	7.00%, 10/3/2015	695	566
11.75%, 9/10/2014	1,411	1,481	Argentina Government International Bond
Regency Centers LP			8.28%, 12/31/2033	501	372
8.45%, 9/1/2010	940	954	Belgium Government Bond
	$ 3,468		4.00%, 3/28/2019	350	490
REITS - 0.76%			Canadian Government Bond
Boston Properties LP			2.00%, 12/1/2014	85	80
5.63%, 11/15/2020	3,750	3,848	3.75%, 6/1/2019	90	90
Brandywine Operating Partnership LP			Colombia Government International Bond
5.63%, 12/15/2010	1,397	1,418	7.38%, 3/18/2019	659	757
DuPont Fabros Technology LP			Denmark Government Bond
8.50%, 12/15/2017(a)	585	607	4.00%, 11/15/2017	160	31
HRPT Properties Trust			France Government Bond OAT
0.86%, 3/16/2011(d)	1,336	1,317	3.75%, 4/25/2021	90	124
iStar Financial Inc			French Treasury Note BTAN
5.85%, 3/15/2017	1,105	851	3.00%, 7/12/2014	338	470
8.00%, 3/15/2011(a)	2,203	2,197	Hellenic Republic Government Bond
ProLogis			4.60%, 5/20/2013	65	68
6.88%, 3/15/2020	5,400	5,347	Italy Buoni Poliennali Del Tesoro
	$ 15,585		4.25%, 3/1/2020	400	546
Retail - 1.67%			Japan Government Ten Year Bond
Bon-Ton Department Stores Inc/The			1.50%, 12/20/2017	50,000	556
10.25%, 3/15/2014	670	678	1.70%, 3/20/2017	60,000	679
CVS Caremark Corp			Peruvian Government International Bond
0.55%, 6/1/2010(d)	4,710	4,710	7.13%, 3/30/2019	160	188
6.13%, 9/15/2039	4,245	4,353	Poland Government Bond
CVS Pass-Through Trust			5.75%, 4/25/2014	95	33
7.51%, 1/10/2032(a)	339	384	Russian Foreign Bond - Eurobond
Darden Restaurants Inc			3.63%, 4/29/2015(a)	500	488
6.80%, 10/15/2037(d)	4,030	4,455	Sweden Government Bond
Ferrellgas Partners LP			3.75%, 8/12/2017	150	22
9.13%, 10/1/2017(a)	1,325	1,404	Switzerland Government Bond
Lowe's Cos Inc			3.75%, 6/10/2015	20	21
4.63%, 4/15/2020	1,585	1,624	Ukraine Government International Bond
Macy's Retail Holdings Inc			6.58%, 11/21/2016	480	465
5.75%, 7/15/2014	5,145	5,383	United Kingdom Gilt
Nordstrom Inc			4.50%, 3/7/2019	105	170
4.75%, 5/1/2020	2,475	2,487	5.00%, 3/7/2025	50	82
Phillips-Van Heusen Corp			Venezuela Government International Bond
7.38%, 5/15/2020(c)	540	554	5.75%, 2/26/2016	443	319
Sonic Automotive Inc			6.00%, 12/9/2020	1,024	652
8.63%, 8/15/2013	189	193	7.65%, 4/21/2025	556	375

See accompanying notes

100

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Sovereign (continued)			Telecommunications (continued)
Venezuela Government International Bond			Verizon Global Funding Corp
(continued)			7.75%, 12/1/2030	$ 2,375	$ 2,875
7.75%, 10/13/2019	$ 106 $	77	VIP Finance Ireland Ltd for OJSC Vimpel
8.50%, 10/8/2014	386	333	Communications
	$ 8,054		9.13%, 4/30/2018(a)	4,032	4,591
Student Loan Asset Backed Securities - 0.15%			Vodafone Group PLC
SLM Student Loan Trust			0.53%, 2/27/2012(d)	4,000	3,999
0.87%, 10/25/2017(d)	3,000	3,029	0.60%, 6/15/2011(d)	1,930	1,932
			West Corp
Telecommunications - 4.21%			9.50%, 10/15/2014	1,855	1,920
American Tower Corp			11.00%, 10/15/2016	295	316
7.00%, 10/15/2017	6,130	6,850	Wind Acquisition Finance SA
AT&T Inc			11.75%, 7/15/2017(a)	2,490	2,770
5.60%, 5/15/2018	2,725	2,952	Wind Acquisition Holdings Finance SA
6.15%, 9/15/2034	1,325	1,342	12.25%, 7/15/2017(a)	865	906
6.50%, 9/1/2037	2,020	2,152			$ 85,784
Clearwire Communications LLC/Clearwire			Transportation - 0.24%
Finance Inc			CSX Corp
12.00%, 12/1/2015(a)	1,165	1,209	6.22%, 4/30/2040(a)	420	440
Digicel Group Ltd			6.25%, 3/15/2018	3,315	3,696
9.13%, 1/15/2015(a)	3,555	3,590	Navios Maritime Holdings Inc / Navios Maritime
10.50%, 4/15/2018(a)	2,932	3,130	Finance US Inc
Digicel Ltd			8.88%, 11/1/2017(a)	775	810
12.00%, 4/1/2014(a)	905	1,036			$ 4,946
DigitalGlobe Inc			TOTAL BONDS		$ 1,353,019
10.50%, 5/1/2014(a)	1,365	1,495		Principal
Global Crossing Ltd				Amount
12.00%, 9/15/2015(a)	730	820	CONVERTIBLE BONDS - 0.31%	(000's)	Value (000's)
Intelsat Luxembourg SA			Aerospace & Defense - 0.04%
11.25%, 2/4/2017	635	665	GenCorp Inc
11.50%, 2/4/2017	564	595	2.25%, 11/15/2024	375	352
Intelsat Subsidiary Holding Co SA			4.06%, 12/31/2039(a)	400	394
8.88%, 1/15/2015(a)	1,380	1,428			$ 746
8.88%, 1/15/2015	4,175	4,342	Biotechnology - 0.15%
iPCS Inc			Amylin Pharmaceuticals Inc
2.37%, 5/1/2013(d)	560	529
			3.00%, 6/15/2014	3,430	3,018
Level 3 Financing Inc
9.25%, 11/1/2014	2,445	2,417	Electronics - 0.07%
10.00%, 2/1/2018(a)	710	699
			L-1 Identity Solutions Inc
MasTec Inc			3.75%, 5/15/2027	1,445	1,373
7.63%, 2/1/2017	900	874
Nextel Communications Inc			Retail - 0.00%
7.38%, 8/1/2015	2,605	2,537	Sonic Automotive Inc
Rogers Wireless Inc			5.00%, 10/1/2029	75	83
6.38%, 3/1/2014	260	291
SBA Tower Trust			Semiconductors - 0.05%
4.25%, 4/15/2015(a)	2,870	2,935
			Jazz Technologies Inc
Sprint Nextel Corp			8.00%, 12/31/2011	1,090	1,063
6.00%, 12/1/2016	345	318
8.38%, 8/15/2017	1,015	1,049	TOTAL CONVERTIBLE BONDS		$ 6,283
Telcordia Technologies Inc				Principal
4.05%, 7/15/2012(a),(d)	2,360	2,363
10.00%, 3/15/2013(a)	310	311		Amount
			MUNICIPAL BONDS - 0.29%	(000's)	Value (000's)

Telecom Italia CapitalSA			California - 0.12%
0.73%, 2/1/2011 (d)	845	842	Los Angeles Unified School District/CA
0.91%, 7/18/2011(d)	2,175	2,165	5.75%, 7/1/2034	$ 2,430	$ 2,318
6.38%, 11/15/2033	2,610	2,429	San Diego County Water Authority
7.00%, 6/4/2018	2,165	2,343	6.14%, 5/1/2049	190	197
Telefonica Emisiones SAU
0.58%, 2/4/2013(d)	2,075	2,037			$ 2,515
3.73%, 4/27/2015	2,855	2,873	Illinois - 0.05%
4.95%, 1/15/2015	2,045	2,168	Chicago Transit Authority
5.13%, 4/27/2020	1,910	1,912	6.20%, 12/1/2040	1,000	1,039
Telesat Canada / Telesat LLC
11.00%, 11/1/2015	605	678	Nevada - 0.10%
Verizon Communications Inc			County of Clark NV
6.25%, 4/1/2037	1,425	1,492	6.88%, 7/1/2042	1,970	2,053
6.35%, 4/1/2019	1,430	1,607

See accompanying notes

101

     Schedule of Investments Bond & Mortgage Securities Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Oregon - 0.02%			Media (continued)
Oregon State Department of Transportation			Univision, 1st Lien Term Loan
5.83%, 11/15/2034	$ 345	$ 363	2.54%, 9/29/2014(d)	$ 2,890	$ 2,630
					$ 3,049
TOTAL MUNICIPAL BONDS		$ 5,970	Miscellaneous Manufacturing - 0.01%
	Principal		GenTek Holding LLC, Term Loan
SENIOR FLOATING RATE INTERESTS -	Amount		7.00%, 9/30/2014(d)	209	210
1.54%	(000's)	Value (000's)
Automobile Manufacturers - 0.15%			Oil & Gas - 0.03%
Ford, Term Loan B			Venoco Inc, Term Loan C
3.28%, 12/16/2013(d)	3,132	3,020	4.31%, 5/7/2014(d)	725	693

Automobile Parts & Equipment - 0.02%			Retail - 0.02%
Hayes Lemmerz Intl, Term Loan			Rite Aid Corp, Term Loan 4
12.00%, 12/11/2013(d)	489	496	9.50%, 6/5/2015(d)	300	312

Chemicals - 0.11%			Semiconductors - 0.10%
Nalco Co, Term Loan B-New			Freescale Semiconductor Inc, Term Loan
6.41%, 5/6/2016(d)	2,188	2,204	4.50%, 12/1/2016(d)	1,552	1,489
			Spansion Inc, Term Loan B-Exit
Diversified Financial Services - 0.08%			7.64%, 2/9/2015(d)	600	606
American General Finance Corp, Term Loan					$ 2,095
7.25%, 4/16/2015(d)	870	872	Software - 0.16%
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B1
12.50%, 7/9/2015(d)	655	721	3.01%, 12/24/2014(d)	975	878
		$ 1,593	First Data Corp, Term Loan B2
Electric - 0.11%			3.03%, 9/24/2014(d)	731	658
Texas Competitive Electric Holdings Company,			First Data Corp, Term Loan B3
Term Loan B2			3.03%, 9/24/2014(d)	975	875
3.75%, 10/29/2014(d)	2,736	2,243	Open Solutions Inc, Term Loan B
			2.45%, 1/23/2014(d)	939	846
Entertainment - 0.04%					$ 3,257
CCM Merger Inc, Term Loan B			Telecommunications - 0.02%
8.50%, 7/21/2012(d)	738	729	Telcordia Technologies Inc, Term Loan 1L
			0.00%, 4/9/2016(d),(h)	500	501
Healthcare - Products - 0.06%
Biomet Inc, Term Loan B			TOTAL SENIOR FLOATING RATE INTERESTS		$ 31,320
3.28%, 3/25/2015(d)	1,182	1,166		Principal
			U.S. GOVERNMENT & GOVERNMENT	Amount
Healthcare - Services - 0.23%			AGENCY OBLIGATIONS - 42.91%	(000's)	Value (000's)
HCA Inc, Term Loan A1			Federal Home Loan Mortgage Corporation
1.54%, 1/22/2012(d)	1,822	1,766	(FHLMC) - 15.50%
HCA Inc, Term Loan B1			2.74%, 1/1/2034(d),(i)	$ 285	$ 297
2.54%, 11/18/2013(d)	2,851	2,774	4.50%, 4/1/2011(i)	1,166	1,205
Multiplan Inc, Term Loan			4.50%, 5/1/2025(i),(j)	10,475	10,887
6.00%, 4/12/2013(d)	100	100	5.00%, 5/1/2018(i)	1,933	2,066
		$ 4,640	5.00%, 10/1/2018(i)	1,276	1,364
Insurance - 0.05%			5.00%, 1/1/2019(i)	1,855	1,982
Asurion Corp, PIK Term Loan			5.00%, 5/1/2025(i),(j)	6,660	7,040
6.75%, 7/7/2015(d)	1,090	1,077	5.00%, 7/1/2035(i)	1,093	1,137
			5.00%, 8/1/2035(i)	6,087	6,334
Internet - 0.02%			5.00%, 10/1/2035(i)	2,367	2,463
Skype Technologies, 1st Lien Term Loan			5.00%, 6/1/2037(i)	212	220
7.00%, 2/2/2015(d)	500	500	5.00%, 4/1/2040(i)	22,042	22,868
			5.00%, 5/1/2040(i),(j)	48,950	50,717
Lodging - 0.09%			5.03%, 7/1/2034(d),(i)	186	197
Harrah's Operating Co Inc, Term Loan B1			5.33%, 12/1/2035(d),(i)	132	138
3.32%, 1/28/2015(d)	1,967	1,732	5.50%, 3/1/2018(i)	339	365
			5.50%, 8/1/2023(i)	4,159	4,455
Machinery - Diversified - 0.09%			5.50%, 6/1/2024(i)	528	563
Manitowoc Company Inc, Term Loan B			5.50%, 4/1/2033(i)	351	373
7.50%, 4/14/2014(d)	1,805	1,803	5.50%, 5/1/2033(i)	663	704
			5.50%, 10/1/2033(i)	502	533
Media - 0.15%			5.50%, 12/1/2033(i)	2,867	3,046
Nielsen Finance LLC / Nielsen Finance Co, Term			5.50%, 9/1/2034(i)	1,575	1,670
Loan			5.50%, 2/1/2035(i)	3,586	3,802
2.25%, 8/9/2013(d)	423	419	5.50%, 11/1/2036(i)	3,402	3,606
			5.50%, 7/1/2037(i)	3,734	3,949
			5.50%, 4/1/2038(i)	4,229	4,473

See accompanying notes

102

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.50%, 4/1/2038(i)	$ 3,362	$ 3,556	4.50%, 1/1/2020(i)	$ 1,510	$ 1,591
5.50%, 5/1/2038(i)	4,465	4,722	4.50%, 5/1/2023(i)	14,491	15,093
5.50%, 5/1/2038(i)	7,319	7,740	4.50%, 5/1/2040(i),(j)	49,000	49,398
5.50%, 8/1/2038(i)	2,521	2,666	5.00%, 9/1/2017(i)	417	445
5.50%, 11/1/2039(i)	51,000	53,934	5.00%, 3/1/2018(i)	872	930
5.50%, 5/1/2040(i),(j)	54,850	57,935	5.00%, 5/1/2020(i)	778	828
5.54%, 8/1/2037(d),(i)	1,220	1,291	5.00%, 5/1/2025(i),(j)	5,000	5,277
5.64%, 5/1/2037(i)	599	623	5.00%, 7/1/2035(i)	1,211	1,260
5.87%, 2/1/2037(d),(i)	1,110	1,177	5.00%, 7/1/2035(i)	2,908	3,027
6.00%, 7/1/2017(i)	108	117	5.00%, 4/1/2039(i)	10,604	10,990
6.00%, 3/1/2022(i)	381	413	5.00%, 12/1/2039(i)	1,455	1,508
6.00%, 7/1/2023(i)	1,187	1,287	5.00%, 1/1/2040(i)	21,099	21,866
6.00%, 6/1/2028(i)	21	23	5.00%, 2/1/2040(i)	947	982
6.00%, 1/1/2029(i)	9	10	5.00%, 2/1/2040(i)	876	908
6.00%, 3/1/2031(i)	49	54	5.00%, 4/1/2040(i)	2,195	2,275
6.00%, 4/1/2031(i)	5	6	5.00%, 5/1/2040(i),(j)	74,000	76,590
6.00%, 12/1/2031(i)	291	317	5.43%, 10/1/2036(d),(i)	874	919
6.00%, 12/1/2032(i)	288	313	5.50%, 9/1/2017(i)	109	117
6.00%, 2/1/2033(i)	308	335	5.50%, 10/1/2017(i)	172	185
6.00%, 12/1/2033(i)	541	588	5.50%, 6/1/2020(i)	3,129	3,367
6.00%, 10/1/2036(d),(i)	2,763	2,965	5.50%, 9/1/2020(i)	3,175	3,416
6.00%, 12/1/2037(d),(i)	3,651	3,914	5.50%, 2/1/2023(i)	397	422
6.00%, 1/1/2038(i)	2,671	2,863	5.50%, 6/1/2023(i)	1,557	1,656
6.00%, 1/1/2038(d),(i)	1,087	1,165	5.50%, 7/1/2023(i)	28	29
6.00%, 7/1/2038(i)	12,187	13,059	5.50%, 7/1/2033(i)	1,138	1,208
6.00%, 5/1/2040(i),(j)	15,750	16,857	5.50%, 9/1/2033(i)	1,414	1,501
6.50%, 6/1/2017(i)	302	327	5.50%, 8/1/2036(i)	7,968	8,423
6.50%, 3/1/2029(i)	36	40	5.50%, 2/1/2037(i)	831	876
6.50%, 3/1/2029(i)	6	7	5.50%, 7/1/2038(i)	9,909	10,450
6.50%, 5/1/2029(i)	55	60	5.50%, 5/1/2040(i),(j)	33,730	35,527
6.50%, 4/1/2031(i)	28	31	5.89%, 12/1/2036(d),(i)	4,658	4,927
6.50%, 6/1/2031(i)	3	3	6.00%, 10/1/2021(i)	2,144	2,313
6.50%, 9/1/2031(i)	16	17	6.00%, 2/1/2023(i)	129	141
6.50%, 2/1/2032(i)	30	32	6.00%, 5/1/2032(i)	20	21
6.50%, 2/1/2032(i)	19	20	6.00%, 5/1/2036(i)	857	915
6.50%, 5/1/2032(i)	69	76	6.00%, 6/1/2037(i)	2,482	2,644
6.50%, 4/1/2035(i)	598	652	6.00%, 12/1/2037(i)	696	741
6.50%, 10/1/2035(i)	289	315	6.00%, 2/1/2038(d),(i)	4,767	5,074
7.00%, 12/1/2029(i)	22	25	6.00%, 3/1/2038(i)	1,903	2,025
7.00%, 6/1/2030(i)	28	31	6.00%, 5/1/2038(i)	1,954	2,080
7.00%, 12/1/2030(i)	28	31	6.00%, 5/1/2038(i)	1,315	1,400
7.00%, 6/1/2031(i)	1	1	6.00%, 5/1/2038(i)	1,341	1,427
7.00%, 9/1/2031(i)	8	9	6.00%, 8/1/2038(i)	4,289	4,566
7.50%, 9/1/2030(i)	6	7	6.00%, 8/1/2038(i)	2,368	2,521
7.50%, 9/1/2030(i)	7	8	6.50%, 1/1/2011(i)	1	1
7.50%, 12/1/2030(i)	1	1	6.50%, 2/1/2011(i)	14	14
7.50%, 1/1/2031(i)	39	44	6.50%, 3/1/2011(i)	17	17
7.50%, 3/1/2031(i)	12	14	6.50%, 7/1/2016(i)	12	13
7.50%, 2/1/2032(i)	21	24	6.50%, 2/1/2017(i)	39	42
8.00%, 9/1/2030(i)	125	143	6.50%, 3/1/2017(i)	19	20
8.00%, 11/1/2030(i)	1	1	6.50%, 4/1/2017(i)	9	10
		$ 316,303	6.50%, 8/1/2017(i)	261	282
Federal National Mortgage Association (FNMA)			6.50%, 5/1/2022(i)	23	25
- 15.99%			6.50%, 12/1/2031(i)	12	13
1.88%, 10/1/2034(d),(i)	345	355	6.50%, 2/1/2032(i)	16	17
2.50%, 3/1/2036(d),(i)	4,003	4,176	6.50%, 2/1/2032(i)	30	33
2.52%, 1/1/2033(d),(i)	388	405	6.50%, 4/1/2032(i)	17	19
2.58%, 3/1/2035(d),(i)	720	748	6.50%, 6/1/2032(i)	6	7
2.66%, 2/1/2036(d),(i)	109	114	6.50%, 8/1/2032(i)	117	128
2.81%, 4/1/2036(d),(i)	787	817	6.50%, 10/1/2036(i)	4,654	5,044
2.85%, 12/1/2032(d),(i)	253	263	6.50%, 7/1/2037(i)	2,709	2,932
3.05%, 4/1/2033(d),(i)	366	376	6.50%, 7/1/2037(i)	2,027	2,193
3.13%, 3/1/2035(d),(i)	7,769	8,135	6.50%, 2/1/2038(i)	1,743	1,885
3.30%, 8/1/2035(d),(i)	204	211	6.50%, 3/1/2038(i)	1,575	1,704
3.30%, 9/1/2035(d),(i)	414	428	7.00%, 2/1/2032(i)	49	55
3.37%, 7/1/2033(d),(i)	2,553	2,656	7.00%, 3/1/2032(i)	126	141
3.37%, 7/1/2034(d),(i)	740	764	7.50%, 8/1/2032(i)	54	61
3.39%, 8/1/2035(d),(i)	446	460			$ 326,423

See accompanying notes

103

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Principal	Maturity
U.S. GOVERNMENT & GOVERNMENT	Amount	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Government National Mortgage Association	Banks (continued)
(GNMA) - 1.97%	Investment in Joint Trading Account; Morgan	$ 21,699	$ 21,698
5.00%, 11/15/2033	$ 10,547	$ 11,093	Stanley Repurchase Agreement; 0.18% dated
5.00%, 6/15/2034	247	259	04/30/10 maturing 05/03/10 (collateralized by
5.00%, 5/1/2040(j)	6,055	6,313	Sovereign Agency Issues; $22,132,554;
5.50%, 5/20/2035	551	588	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
5.50%, 5/1/2040(j)	15,335	16,279	$ 79,210
6.00%, 7/20/2028	157	171	TOTAL REPURCHASE AGREEMENTS	$ 79,210
6.00%, 11/20/2028	141	154	Total Investments	$ 2,351,648
6.00%, 1/20/2029	158	172	Liabilities in Excess of Other Assets, Net -
6.00%, 7/20/2029	37	40	(15.22)%	$ (310,570)
6.00%, 8/15/2031	71	77	TOTAL NET ASSETS - 100.00%	$ 2,041,078
6.00%, 1/15/2032	20	22
6.00%, 2/15/2032	229	249
6.00%, 2/15/2033	110	120	(a)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 12/15/2033	166	181	1933. These securities may be resold in transactions exempt from
6.00%, 5/1/2040(j)	3,025	3,244	registration, normally to qualified institutional buyers. Unless otherwise
6.50%, 3/20/2028	29	32	indicated, these securities are not considered illiquid. At the end of the
6.50%, 5/20/2029	24	26	period, the value of these securities totaled $373,361 or 18.29% of net
6.50%, 2/20/2032	13	14	assets.
6.50%, 10/15/2032	85	93	(b)	Market value is determined in accordance with procedures established in
6.50%, 12/15/2032	655	719	good faith by the Board of Directors. At the end of the period, the value of
7.00%, 4/15/2031	1	1	these securities totaled $25,265 or 1.24% of net assets.
7.00%, 6/15/2031	45	51	(c)	Security purchased on a when-issued basis.
7.00%, 7/15/2031	10	11	(d)	Variable Rate. Rate shown is in effect at April 30, 2010.
7.00%, 6/15/2032	245	275	(e)	Security is Illiquid
8.00%, 1/20/2031	16	18	(f)	Security or a portion of the security was pledged to cover margin
$ 40,202	requirements for futures contracts. At the end of the period, the value of
U.S. Treasury - 9.45%	these securities totaled $662 or 0.03% of net assets.
1.75%, 8/15/2012	40,000	40,591	(g)	Non-Income Producing Security
2.63%, 12/31/2014	600	609	(h)	This Senior Floating Rate Note will settle after April 30, 2010, at which
2.75%, 2/15/2019	40	38	time the interest rate will be determined.
3.13%, 1/31/2017	30,000	30,110	(i)	This entity was put into conservatorship by the US Government in 2008.
3.13%, 5/15/2019	500	483	See Notes to Financial Statements for additional information.
3.25%, 12/31/2016	550	557	(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.38%, 11/15/2019	30,000	29,374	Notes to Financial Statements.
4.00%, 8/15/2018(f)	27,650	28,851	(k)	Security or a portion of the security was pledged to cover margin
4.38%, 11/15/2039	65	63	requirements for swap and/or swaption contracts. At the end of the period,
4.50%, 2/15/2036(k)	13,500	13,572	the value of these securities totaled $3,688 or 0.18% of net assets.
6.00%, 2/15/2026	37,150	44,748
6.13%, 8/15/2029	25	31
6.75%, 8/15/2026	3,000	3,891	Unrealized Appreciation (Depreciation)
$ 192,918	The net federal income tax unrealized appreciation (depreciation) and federal tax
TOTAL U.S. GOVERNMENT &	cost of investments held as of the period end were as follows:
GOVERNMENT AGENCY OBLIGATIONS	$ 875,846
Maturity	Unrealized Appreciation	$ 73,374
Amount	Unrealized Depreciation	(162,950)
REPURCHASE AGREEMENTS - 3.88%	(000's)	Value (000's)	Net Unrealized Appreciation (Depreciation)	$ (89,576)
Banks - 3.88%	Cost for federal income tax purposes	$ 2,441,224
Investment in Joint Trading Account; Bank of	$ 21,699	$ 21,699	All dollar amounts are shown in thousands (000's)
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$22,132,556; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	14,114	14,114
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $14,396,062;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	21,699	21,699
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $22,132,566;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)

See accompanying notes

104

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Mortgage Securities	47 .89%
Financial	21 .83%
Government	9 .89%
Communications	7 .70%
Asset Backed Securities	6 .87%
Consumer, Non-cyclical	5 .30%
Energy	4 .55%
Consumer, Cyclical	3 .59%
Industrial	2 .30%
Utilities	2 .15%
Basic Materials	1 .53%
Technology	1 .28%
Revenue	0 .18%
General Obligation	0 .11%
Diversified	0 .05%
Liabilities in Excess of Other Assets, Net	(15 .22)%
TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)
Asset Type	Percent
Futures	1 .23%
Credit Default Swaps	1 .09%
Currency Contract	0 .18%
Interest Rate Swaps	0 .00%

Credit Default Swaps

								Unrealized/
			Buy/Sell	(Pay)/Receive Expiration		Notional		Appreciation
Counterparty (Issuer)	Reference Entity		Protection Fixed Rate		Date	Amount		(Depreciation)
Barclays Bank	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	$ 9,900		$ (652)
Barclays Bank	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014		9,900	(640)
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		2,262	(634)
Barclays Bank	CDX.NA.IG		Buy	(1.00)%	06/20/2015	38,400		96
Barclays Bank	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,452)
Deutsche Bank AG	CMBX.NA.AM4		Sell	0.50%	02/17/2051		1,750	34
Goldman Sachs	CMBX.NA.AJ4		Sell	0.96%	02/17/2051		1,750	44
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013	17,922		(5,065)
Goldman Sachs	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,610)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,681)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,457)
Morgan Stanley	CDX.NA.HY.13		Buy	(5.00)%	12/20/2014	19,800		(1,280)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,351	(1,458)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		5,568	(1,494)
Morgan Stanley	CDX.NA.HY.11		Buy	(5.00)%	12/20/2013		9,570	(2,597)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value		Appreciation/(Depreciation)
Danish Kroner	JP Morgan Securities	05/19/2010		172,275 $	31	$ 31	$ —
Polish Zloty	JP Morgan Securities	05/19/2010		102,510	36	35		(1)

Foreign Currency Sale								Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value		Appreciation/(Depreciation)
British Pound	JP Morgan Securities	05/19/2010		171,668 $	266	$ 263	$ 3
Canadian Dollar	JP Morgan Securities	05/19/2010		176,855	177	174		3
Danish Kroner	JP Morgan Securities	05/19/2010		341,927	62	61		1
Euro	JP Morgan Securities	05/19/2010		1,291,979	1,752	1,720		32
Japanese Yen	JP Morgan Securities	05/19/2010	120,732,977		1,297	1,285		12
Polish Zloty	JP Morgan Securities	05/19/2010		200,511	70	68		2
Swedish Krona	JP Morgan Securities	05/19/2010		158,430	22	22		—
Swiss Franc	JP Morgan Securities	05/19/2010		22,727	21	21		—

All dollar amounts are shown in thousands (000's)

See accompanying notes

105

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2010 (unaudited)

Futures Contracts

							Unrealized
Type		Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
US 10 Year Note; June 2010		Short	213	$ 24,817	$ 25,114		$ (297)
							$ (297)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

		(Pay)/Receive				Notional /Principal	Unrealized
Counterparty (Issuer)	Floating Rate Index	Floating Rate	Fixed Rate Expiration Date		Currency	Amount	Appreciation/(Depreciation)
Goldman Sachs	3 Month LIBOR	Receive	3.24%	04/26/2017	USD	$ 7,000	$ (34)
Goldman Sachs	3 Month LIBOR	Receive	3.77%	04/26/2020	USD	5,250	(55)

All dollar amounts are shown in thousands (000's)

See accompanying notes

106

Schedule of Investments
California Municipal Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 106.96%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California - 106.62%			California (continued)
Abag Finance Authority for Nonprofit Co			California Statewide Communities Development
5.25%, 10/1/2026	$ 1,240	$ 1,245	Authority (continued)
Abag Finance Authority for Nonprofit Co ACA			6.25%, 8/1/2024	$ 1,000	$ 1,108
5.70%, 11/1/2013	2,280	2,304	7.25%, 11/15/2041	1,500	1,627
Anaheim Public Financing Authority			California Statewide Communities Development
5.25%, 10/1/2034	1,000	1,040	Authority CAL MTG INS
Baldwin Park Public Financing Authority			6.25%, 8/15/2028	2,250	2,341
4.63%, 8/1/2016	1,130	1,156	California Statewide Communities Development
Barstow Redevelopment Agency/CA MBIA			Authority FNMA
7.00%, 9/1/2014	775	880	4.20%, 10/15/2018	1,440	1,514
7.00%, 9/1/2014	400	447	California Statewide Communities Development
Bay Area Governments Association XLCA			Authority MBIA
5.25%, 9/1/2029	2,000	1,866	6.50%, 8/1/2012	1,305	1,380
Bay Area Toll Authority			Carson Redevelopment Agency MBIA
5.00%, 04/01/2031(a)	3,000	3,097	5.50%, 10/1/2016	1,000	1,086
5.13%, 04/01/2039(a)	3,000	3,116	Chino Valley Unified School District FSA
Berkeley Unified School District/CA ASSURED			5.25%, 9/1/2013	1,240	1,282
GTY			Chula Vista Community Facilities District
5.00%, 8/1/2031	1,250	1,269	5.45%, 9/1/2036	985	781
Beverly Hills Unified School District/CA			City of Alhambra CA MBIA
0.00%, 8/1/2028(b)	2,000	792	6.13%, 9/2/2018	4,355	4,371
California County Tobacco Securitization Agency			City of Azusa CA
0.00%, 6/1/2028(c)	2,000	1,582	6.00%, 9/1/2026	2,210	2,138
California Educational Facilities Authority			City of Bakersfield CA FSA
5.00%, 01/01/2038(a)	3,000	3,081	5.00%, 9/15/2032	1,500	1,531
5.25%, 10/01/2039(a)	6,500	6,970	City of Burbank CA FSA
5.38%, 4/1/2034	1,000	1,014	5.25%, 5/1/2024	3,155	3,323
California Educational Facilities Authority MBIA			City of Chula Vista CA MBIA
5.10%, 3/1/2014	2,000	2,003	5.00%, 8/1/2027	3,000	2,834
California Health Facilities Financing Authority			City of Compton CA
5.00%, 11/15/2036	1,895	1,878	6.00%, 8/1/2039	1,250	1,265
5.75%, 9/1/2039	2,000	2,077	City of Hawthorne CA
6.00%, 7/1/2039	2,000	2,144	4.60%, 9/1/2021	1,000	749
6.50%, 10/1/2038	1,000	1,130	5.00%, 9/1/2030	2,000	1,364
California Housing Finance Agency			City of Imperial CA FGIC
4.70%, 08/01/2036(a)	3,150	2,470	5.00%, 10/15/2020	1,250	1,259
4.75%, 08/01/2042(a)	8,400	6,443	City of Irvine CA
4.80%, 8/1/2036	2,400	1,917	5.00%, 9/2/2026	1,285	1,198
California Infrastructure & Economic Development			5.00%, 9/2/2029	1,500	1,309
Bank			City of Los Angeles CA AMBAC
5.50%, 10/1/2015	1,000	1,036	5.00%, 3/1/2022	1,445	1,512
California Infrastructure & Economic Development			City of Los Angeles CA GNMA
Bank FGIC			6.25%, 9/20/2039	1,000	1,001
5.00%, 8/15/2018	1,155	1,199	City of Modesto CA
California Pollution Control Financing Authority			5.15%, 9/1/2036	1,000	749
5.00%, 1/1/2022	2,000	1,992	City of Oceanside CA AMBAC
5.00%, 7/1/2027	4,500	4,428	5.25%, 4/1/2016	1,575	1,634
California Pollution Control Financing			City of Pacifica CA AMBAC
Authority AMBAC			5.00%, 10/1/2024	1,090	1,099
5.85%, 6/1/2021	2,500	2,502	City of Pasadena CA
California State Department of Water			5.00%, 2/1/2033	2,000	2,035
Resources FSA			City of Redding CA MBIA
5.00%, 12/1/2018	1,660	1,753	11.56%, 7/1/2022	1,875	2,483
California State Enterprise Development Authority			City of Riverside CA
5.30%, 9/1/2047	1,200	1,131	5.00%, 10/01/2038(a)	3,000	3,014
California State Public Works Board			City of San Jose CA AMBAC
5.00%, 4/1/2023	4,200	4,285	5.00%, 3/1/2037	5,000	4,698
5.00%, 6/1/2024	3,000	2,975	City of Torrance CA
5.00%, 6/1/2025	750	737	6.00%, 6/1/2022	1,000	1,031
5.40%, 10/1/2022	3,000	3,001	City of Turlock CA
California State University			5.13%, 10/15/2031	1,000	853
5.25%, 11/1/2038	2,000	2,073	5.13%, 10/15/2037	1,000	823
California Statewide Communities Development			5.38%, 10/15/2034	1,900	1,648
Authority			City of Vernon CA
5.00%, 4/1/2019	1,500	1,617	5.13%, 8/1/2021	2,000	2,111
5.00%, 5/15/2020	1,000	1,010	Coachella Redevelopment Agency
5.00%, 11/15/2043	2,985	2,770	5.88%, 12/1/2028	1,945	1,723
5.13%, 4/1/2037(d),(e)	1,500	1,317	Contra Costa Water District FSA
5.38%, 12/1/2037	1,000	775	5.00%, 10/1/2018	1,520	1,602

See accompanying notes

107

Schedule of Investments
California Municipal Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			California (continued)
County of Orange CA			Los Angeles Department of Water & Power
5.00%, 7/1/2031	$ 1,000	$ 1,011	5.38%, 7/1/2038	$ 1,000	$ 1,075
Desert Hot Springs Redevelopment Agency			Los Angeles Department of Water & Power Banco
5.60%, 9/1/2038	2,000	1,894	Bilbao Vizcaya
Dinuba Financing Authority			0.25%, 7/1/2035	700	700
5.38%, 9/1/2038	1,000	778	Los Angeles State Building Authority MBIA
Eastern Municipal Water District			5.63%, 5/1/2011	1,025	1,040
5.20%, 9/1/2037	750	619	Los Angeles Unified School District/CA
El Monte Union High School			5.00%, 7/1/2029	2,000	2,076
District/CA ASSURED GTY			5.00%, 7/1/2032	1,000	1,020
5.50%, 6/1/2034	2,000	2,116	Metropolitan Water District of Southern California
Emeryville Public Financing Authority			5.00%, 7/1/2035	2,000	2,065
5.25%, 9/1/2015	1,265	1,325	Morongo Band of Mission Indians
5.25%, 9/1/2017	1,400	1,442	5.50%, 3/1/2018(d),(e)	1,225	1,156
Fontana Redevelopment Agency			6.50%, 3/1/2028(e)	1,825	1,701
5.20%, 9/1/2030	1,000	948	Needles Public Utility Authority
Foothill-Eastern Transportation Corridor Agency			6.50%, 2/1/2022	2,785	2,785
0.00%, 1/15/2032(b)	10,000	2,222	Norco Financing Authority FSA
0.00%, 1/15/2033(b)	10,000	2,051	5.63%, 10/1/2034	1,000	1,044
0.00%, 1/15/2034(b)	10,000	1,913	Ontario Redevelopment Financing
5.88%, 1/15/2026	7,000	6,963	Authority AMBAC
Fresno Joint Powers Financing Authority FSA			5.50%, 8/1/2016	1,055	1,090
5.75%, 6/1/2026	2,000	2,060	Ontario Redevelopment Financing
Golden West Schools Financing Authority MBIA			Authority MBIA
5.65%, 2/1/2012	685	739	5.25%, 8/1/2016	1,060	1,087
Gonzales Redevelopment Agency			Oxnard Harbor District
4.63%, 8/1/2011	1,000	996	5.75%, 8/1/2020	1,200	1,231
Hesperia Public Financing Authority XLCA			Palm Desert Financing Authority MBIA
5.00%, 9/1/2037	2,775	2,295	5.00%, 8/1/2022	1,280	1,235
Hesperia Unified School District			Palomar Pomerado Health
5.00%, 9/1/2030	1,065	824	6.75%, 11/1/2039	1,500	1,566
Hi-Desert Memorial Health Care District			Perris Public Financing Authority/CA
5.50%, 10/1/2015	1,000	1,001	5.30%, 10/1/2026	2,805	2,441
Highland Redevelopment Agency			Pittsburg Unified School District
5.00%, 12/1/2028	3,000	2,847	5.50%, 8/1/2031	1,000	1,066
Huntington Beach Union High School District			Pomona Public Financing Authority MBIA
5.00%, 8/1/2029	2,000	2,046	5.00%, 2/1/2021	5,000	5,006
Indio Redevelopment Agency			Pomona Unified School District
5.63%, 8/15/2035	2,605	2,518	6.15%, 8/1/2030	1,000	1,096
Irvine Public Facilities & Infrastructure			Port of Oakland
Authority AMBAC			5.75%, 11/1/2029	2,000	2,000
5.00%, 9/2/2020	1,455	1,455	Port of Oakland NATL-RE FGIC
5.00%, 9/2/2021	3,630	3,594	5.75%, 11/1/2029	35	35
5.00%, 9/2/2023	2,000	1,939	Poway Redevelopment Agency
Irvine Unified School District			5.38%, 6/15/2019	1,000	1,014
5.00%, 9/1/2026	2,435	2,174	Richmond Joint Powers Financing Authority
La Quinta Financing Authority AMBAC			6.25%, 7/1/2024	1,000	1,052
5.25%, 9/1/2024	1,000	1,004	Riverside County Public Financing Authority
La Verne Public Financing Authority			5.80%, 5/15/2029	2,100	1,785
7.25%, 9/1/2026	1,500	1,503	Rocklin Unified School District
Lake Elsinore Public Financing Authority			0.00%, 8/1/2019(b)	1,360	831
5.80%, 9/2/2015	1,070	1,072	0.00%, 8/1/2020(b)	1,415	820
Lancaster Redevelopment Agency			0.00%, 8/1/2023(b)	1,225	581
6.88%, 8/1/2039	1,000	1,112	Sacramento Municipal Utility District FSA
Long Beach Bond Finance Authority AMBAC			5.00%, 8/15/2024	2,000	2,167
5.00%, 8/1/2022	410	398	Sacramento Regional County Sanitation District
5.25%, 11/1/2013	1,080	1,134	0.25%, 12/1/2038	1,700	1,700
Los Angeles Community College District/CA			Saddleback Valley Unified School District
5.00%, 08/01/2033(a)	3,000	3,069	5.00%, 8/1/2029	3,000	3,069
Los Angeles Community Redevelopment			Salinas Valley Solid Waste Authority
Agency MBIA			5.25%, 8/1/2027	1,975	1,843
5.40%, 7/1/2024	2,500	2,508	5.25%, 8/1/2031	2,000	1,817
Los Angeles County Metropolitan Transportation			San Bernardino County Redevelopment Agency
Authority AMBAC			5.00%, 9/1/2018	1,565	1,562
5.00%, 7/1/2035	1,500	1,552	San Diego Community College District/CA
Los Angeles Department of Airports			5.25%, 08/01/2033(a)	3,000	3,150
5.00%, 5/15/2035	1,500	1,537	San Diego Public Facilities Financing Authority
5.13%, 5/15/2033	1,230	1,272	5.38%, 8/1/2034	2,000	2,122

See accompanying notes

108

Schedule of Investments
California Municipal Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
California (continued)			Virgin Islands - 0.34%
San Diego Redevelopment Agency			Virgin Islands Public Finance Authority
6.40%, 9/1/2019	$ 1,000	$ 1,008	6.38%, 10/1/2019	$ 1,000	$ 1,018
San Francisco City & County Airports
Commission FSA-CR FGIC			TOTAL MUNICIPAL BONDS		$ 318,895
5.00%, 5/1/2030	4,000	3,867	Total Investments		$ 318,895
San Francisco City & County Airports			Liability for Floating Rate Notes Issued in
Commission MBIA			Conjunction with Securities Held - (8.09)%
5.25%, 5/1/2026	4,000	3,966	Notes with interest rates ranging from 0.30% to	$ (24,133)	$ (24,133)
San Francisco City & County Redevelopment			0.37% at April 30, 2010 and contractual maturity of
Agency			collateral from 2015-2042.(f)
6.50%, 8/1/2039	1,000	1,074	Total Net Investments		$ 294,762
San Juan Unified School District			Other Assets in Excess of Liabilities, Net -
5.00%, 8/1/2027	1,530	1,568	1.13%		$ 3,378
Semitropic Improvement District			TOTAL NET ASSETS - 100.00%		$ 298,140
5.00%, 12/1/2038	2,000	2,009
Sierra View Local Health Care District/CA
5.25%, 7/1/2032	1,500	1,398	(a)	Security or portion of underlying security related to Inverse Floaters
South Gate Public Financing Authority AMBAC			entered into by the Fund. See notes.
5.25%, 9/1/2022	2,090	2,106	(b) Non-Income Producing Security
South Gate Public Financing Authority XLCA			(c)	Variable Rate. Rate shown is in effect at April 30, 2010.
5.00%, 9/1/2016	1,880	1,956	(d) Security is Illiquid
State of California			(e)	Security exempt from registration under Rule 144A of the Securities Act of
5.25%, 7/1/2021	2,000	2,237	1933. These securities may be resold in transactions exempt from
5.75%, 4/1/2031	1,000	1,073	registration, normally to qualified institutional buyers. Unless otherwise
Stockton East Water District			indicated, these securities are not considered illiquid. At the end of the
5.25%, 4/1/2022	1,780	1,793	period, the value of these securities totaled $4,174 or 1.40% of net assets.
Sunnyvale CA AMBAC			(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.50%, 10/1/2014	1,000	1,075	effect at April 30, 2010
5.50%, 10/1/2016	1,000	1,048
Sweetwater Union High School District MBIA
5.00%, 9/1/2020	1,225	1,239
Temecula Redevelopment Agency			Unrealized Appreciation (Depreciation)
5.25%, 8/1/2036	3,270	2,992	The net federal income tax unrealized appreciation (depreciation) and federal tax
Tobacco Securitization Authority of Northern			cost of investments held as of the period end were as follows:
California
5.38%, 6/1/2038	7,000	5,764	Unrealized Appreciation		$ 9,775
5.50%, 6/1/2045	3,330	2,461	Unrealized Depreciation		(12,268)
Tobacco Securitization Authority of Southern			Net Unrealized Appreciation (Depreciation)		$ (2,493)
California			Cost for federal income tax purposes		$ 297,256
5.00%, 6/1/2037	3,000	2,339	All dollar amounts are shown in thousands (000's)
5.13%, 6/1/2046	4,000	2,767
Tracy Area Public Facilities Financing			Portfolio Summary (unaudited)
Agency MBIA			Sector		Percent
5.88%, 10/1/2013	380	387	Revenue		48 .89%
Tustin Community Facilities District			Insured		40 .13%
5.38%, 9/1/2029	1,000	893	Revenue - Special Tax		6 .38%
Twin Rivers Unified School District			General Obligation		5 .31%
0.00%, 4/1/2014(b)	1,500	1,326	Tax Allocation		3 .93%
University of California			Certificate Participation		1 .21%
5.25%, 05/15/2039(a)	4,500	4,817	Prerefunded		1 .11%
Western Municipal Water District Facilities			Liability for floating rate notes issued		(8 .09)%
Authority			Other Assets in Excess of Liabilities, Net		1 .13%
5.00%, 10/1/2034	1,700	1,757	TOTAL NET ASSETS		100.00%
		$ 317,877

See accompanying notes

109

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.97%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 1.16%			Cosmetics & Personal Care - 2.16%
Interpublic Group of Cos Inc (a)	837,970 $	7,466	Procter & Gamble Co	469,302 $	29,172
Omnicom Group Inc	191,845	8,184
	$ 15,650		Distribution & Wholesale - 0.26%
Aerospace & Defense - 2.76%			WESCO International Inc (a)	87,157	3,540
General Dynamics Corp	146,540	11,190
L-3 Communications Holdings Inc	12,913	1,208	Diversified Financial Services - 2.31%
Lockheed Martin Corp	20,325	1,725	American Express Co	316,287	14,587
Raytheon Co	125,548	7,320	Ameriprise Financial Inc	208,774	9,679
United Technologies Corp	210,602	15,785	BlackRock Inc	10,962	2,017
	$ 37,228		Franklin Resources Inc	7,035	813
Agriculture - 0.53%			NASDAQ OMX Group Inc/The (a)	191,952	4,031
Archer-Daniels-Midland Co	27,351	764		$ 31,127
Philip Morris International Inc	128,163	6,290	Electric - 2.70%
	$ 7,054		Constellation Energy Group Inc	196,632	6,951
Airlines - 0.58%			DTE Energy Co	93,867	4,521
Southwest Airlines Co	592,422	7,808	Entergy Corp	98,000	7,966
			Integrys Energy Group Inc	102,411	5,081
Automobile Manufacturers - 0.95%			Mirant Corp (a)	100,736	1,175
Ford Motor Co (a)	979,390	12,752	PG&E Corp	2,965	130
			PPL Corp	156,056	3,864
Banks - 8.77%			Public Service Enterprise Group Inc	205,374	6,599
Bank of America Corp	1,042,548	18,589		$ 36,287
Capital One Financial Corp	216,374	9,393	Electrical Components & Equipment - 1.03%
Citigroup Inc (a)	481,454	2,104	Emerson Electric Co	230,419	12,035
Comerica Inc	26,253	1,102	Hubbell Inc	40,614	1,887
Fifth Third Bancorp	247,132	3,685		$ 13,922
Goldman Sachs Group Inc/The	109,694	15,928	Electronics - 0.55%
JP Morgan Chase & Co	361,701	15,401	Garmin Ltd	75,688	2,829
M&T Bank Corp	819	71	Thomas & Betts Corp (a)	108,848	4,565
Morgan Stanley	205	6		$ 7,394
PNC Financial Services Group Inc	164,524	11,058	Engineering & Contruction - 0.17%
State Street Corp	57,325	2,494	URS Corp (a)	44,828	2,302
US Bancorp	498,995	13,358
Wells Fargo & Co	757,544	25,082	Food - 3.75%
	$ 118,271		ConAgra Foods Inc	292,139	7,149
Beverages - 1.34%			Dean Foods Co (a)	8,466	133
Coca-Cola Co/The	200,652	10,725	Del Monte Foods Co	443,636	6,628
PepsiCo Inc	112,439	7,333	General Mills Inc	131,362	9,350
	$ 18,058		HJ Heinz Co	164,221	7,697
Biotechnology - 0.97%			Hormel Foods Corp	92,268	3,761
Amgen Inc (a)	46,270	2,654	Sara Lee Corp	521,861	7,421
Gilead Sciences Inc (a)	262,530	10,415	Sysco Corp	428	13
	$ 13,069		Tyson Foods Inc	425,842	8,342
Chemicals - 1.38%				$ 50,494
Ashland Inc	92,930	5,535	Forest Products & Paper - 0.60%
CF Industries Holdings Inc	55,400	4,635	International Paper Co	301,035	8,050
Huntsman Corp	196,194	2,239
Lubrizol Corp	68,454	6,184	Gas - 0.54%
	$ 18,593		Nicor Inc	70,767	3,079
Coal - 0.60%			NiSource Inc	130,426	2,126
Peabody Energy Corp	127,927	5,977	UGI Corp	74,988	2,061
Walter Energy Inc	25,593	2,068		$ 7,266
	$ 8,045		Healthcare - Products - 2.22%
Commercial Services - 0.81%			CareFusion Corp (a)	258,234	7,122
RR Donnelley & Sons Co	180,714	3,884	Hologic Inc (a)	183,284	3,275
Western Union Co/The	384,178	7,011	Hospira Inc (a)	52,279	2,812
	$ 10,895		Johnson & Johnson	257,652	16,567
Computers - 7.28%			Medtronic Inc	2,770	121
Apple Inc (a)	103,077	26,915		$ 29,897
Dell Inc (a)	423,421	6,851	Healthcare - Services - 1.40%
EMC Corp/Massachusetts (a)	588,728	11,192	Coventry Health Care Inc (a)	242,457	5,756
Hewlett-Packard Co	409,728	21,294	Tenet Healthcare Corp (a)	402,693	2,517
IBM Corp	209,741	27,057	UnitedHealth Group Inc	347,188	10,523
Western Digital Corp (a)	119,577	4,913		$ 18,796
	$ 98,222		Home Builders - 0.24%
Consumer Products - 1.10%			Lennar Corp	165,127	3,286
Jarden Corp	156,176	5,016
Kimberly-Clark Corp	160,505	9,833	Insurance - 3.83%
	$ 14,849		Aflac Inc	182,010	9,275
			Allied World Assurance Co Holdings Ltd	56,803	2,475

See accompanying notes

110

     Schedule of Investments Disciplined LargeCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance (continued)			Pharmaceuticals (continued)
American Financial Group Inc/OH	69,329 $	2,040	Merck & Co Inc	394,974 $	13,840
Berkshire Hathaway Inc (a)	129,801	9,995	Mylan Inc/PA (a)	331,945	7,313
Chubb Corp	171,351	9,059	Pfizer Inc	750,570	12,550
Travelers Cos Inc/The	203,578	10,330		$ 97,132
Unum Group	341,065	8,346	Pipelines - 1.53%
	$ 51,520		El Paso Corp	469,738	5,684
Internet - 1.41%			Oneok Inc	51,771	2,544
Amazon.com Inc (a)	1,093	150	Spectra Energy Corp	151,805	3,543
Google Inc (a)	35,815	18,819	Williams Cos Inc	373,758	8,824
	$ 18,969			$ 20,595
Iron & Steel - 0.01%			REITS - 1.44%
Cliffs Natural Resources Inc	2,232	140	Apartment Investment & Management Co	216,649	4,855
			Mack-Cali Realty Corp	109,440	3,760
Machinery - Construction & Mining - 0.01%			Simon Property Group Inc	121,705	10,834
Caterpillar Inc	2,341	159		$ 19,449
			Retail - 7.22%
Machinery - Diversified - 0.69%			Best Buy Co Inc	159,544	7,275
Deere & Co	155,325	9,291	Big Lots Inc (a)	232,097	8,866
			Brinker International Inc	136,317	2,525
Media - 1.86%			CVS Caremark Corp	41	2
Comcast Corp - Class A	402,082	7,937	GameStop Corp (a)	133,899	3,255
DIRECTV (a)	4,017	146	Gap Inc/The	291,439	7,208
Gannett Co Inc	83,540	1,422	Home Depot Inc	65,660	2,314
McGraw-Hill Cos Inc/The	136,862	4,615	Kohl's Corp (a)	87,003	4,784
News Corp - Class A	542,306	8,362	McDonald's Corp	43,618	3,079
Walt Disney Co/The	67,865	2,500	Ross Stores Inc	147,201	8,243
	$ 24,982		Starbucks Corp	367,670	9,552
Metal Fabrication & Hardware - 0.26%			TJX Cos Inc	209,156	9,692
Precision Castparts Corp	163	21	Walgreen Co	289,759	10,185
Timken Co	100,344	3,530	Wal-Mart Stores Inc	379,575	20,364
	$ 3,551			$ 97,344
Mining - 0.91%			Semiconductors - 2.83%
Freeport-McMoRan Copper & Gold Inc	163,242	12,330	Intel Corp	934,476	21,334
			QLogic Corp (a)	249,809	4,839
Miscellaneous Manufacturing - 3.56%			Texas Instruments Inc	346,214	9,005
3M Co	28,948	2,567	Xilinx Inc	115,365	2,974
Carlisle Cos Inc	53,684	2,025		$ 38,152
Danaher Corp	49,019	4,131	Software - 4.85%
Dover Corp	89,733	4,686	Compuware Corp (a)	384,606	3,308
General Electric Co	1,835,618	34,620	Fidelity National Information Services Inc	203,615	5,353
	$ 48,029		Microsoft Corp	1,203,342	36,750
Oil & Gas - 7.52%			Oracle Corp	771,201	19,928
Chesapeake Energy Corp	274,287	6,528		$ 65,339
Chevron Corp	179,228	14,596	Telecommunications - 4.92%
ConocoPhillips	302,126	17,883	AT&T Inc	973,920	25,380
Exxon Mobil Corp	523,810	35,541	Aviat Networks Inc (a)	19,078	124
Helmerich & Payne Inc	80,175	3,257	Cisco Systems Inc (a)	1,001,661	26,965
Hess Corp	63,748	4,051	CommScope Inc (a)	2,494	81
Occidental Petroleum Corp	138,930	12,318	Qualcomm Inc	130,857	5,069
Rowan Cos Inc (a)	152,387	4,541	Qwest Communications International Inc	706,170	3,693
XTO Energy Inc	55,563	2,640	Verizon Communications Inc	171,428	4,953
	$ 101,355			$ 66,265
Oil & Gas Services - 1.94%			Toys, Games & Hobbies - 0.57%
Cameron International Corp (a)	11,490	453	Mattel Inc	335,649	7,737
National Oilwell Varco Inc	197,333	8,689
Oil States International Inc (a)	130,363	6,298	Transportation - 0.94%
Schlumberger Ltd	66,870	4,776	CSX Corp	1,521	85
Superior Energy Services Inc (a)	216,924	5,870	Expeditors International of Washington Inc	89,536	3,648
	$ 26,086		Union Pacific Corp	29,545	2,236
Packaging & Containers - 0.30%			United Parcel Service Inc	97,691	6,754
Temple-Inland Inc	172,389	4,020		$ 12,723
			TOTAL COMMON STOCKS	$ 1,347,195
Pharmaceuticals - 7.21%
Abbott Laboratories	325,335	16,644
AmerisourceBergen Corp	265,727	8,198
Bristol-Myers Squibb Co	480,669	12,156
Cardinal Health Inc	229,131	7,948
Herbalife Ltd	28,987	1,399
McKesson Corp	125,272	8,119
Medco Health Solutions Inc (a)	152,157	8,965

See accompanying notes

111

		Schedule of Investments
		Disciplined LargeCap Blend Fund
		April 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.21%	(000's)	Value (000's)
Banks - 0.21%
Investment in Joint Trading Account; Bank of	$ 784	$ 784
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$799,884; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	510	510
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $520,282; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	784	784
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $799,883; 1.13% -
3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	784	785
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $799,884; 0.00% -
5.85%; dated 03/03/10 - 02/19/25)
		$ 2,863
TOTAL REPURCHASE AGREEMENTS		$ 2,863
Total Investments		$ 1,350,058
Liabilities in Excess of Other Assets, Net -
(0.18)%		$ (2,406)
TOTAL NET ASSETS - 100.00%		$ 1,347,652

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 95,610
Unrealized Depreciation	(23,698)
Net Unrealized Appreciation (Depreciation)	$ 71,912
Cost for federal income tax purposes	$ 1,278,146
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21 .49%
Financial	16 .56%
Technology	14 .96%
Energy	11 .59%
Industrial	10 .27%
Consumer, Cyclical	9 .82%
Communications	9 .35%
Utilities	3 .24%
Basic Materials	2 .90%
Liabilities in Excess of Other Assets, Net	(0 .18)%
TOTAL NET ASSETS	100.00%

See accompanying notes

112

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 96.46%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.02%			Banks (continued)
Havas SA	74,825 $	401	HSBC Holdings PLC	1,142,397 $	11,632
			ICICI Bank Ltd ADR	32,980	1,402
Aerospace & Defense - 0.41%			Industrial and Commercial Bank of China Ltd	5,929,000	4,321
Meggitt PLC	119,652	569	Industrial Bank of Korea	77,980	1,084
MTU Aero Engines Holding AG	12,285	674	Julius Baer Group Ltd	91,592	3,148
Safran SA	228,691	5,811	KBC Groep NV (a)	79,105	3,539
	$ 7,054		Korea Exchange Bank	92,910	1,134
Agriculture - 0.83%			Laurentian Bank of Canada	8,700	378
British American Tobacco PLC	309,796	9,741	Lloyds Banking Group PLC (a)	8,267,791	8,272
Golden Agri-Resources Ltd (a)	10,323,512	4,361	Malayan Banking Bhd	1,139,700	2,721
Golden Agri-Resources Ltd - Warrants (a)	761,164	67	Mitsubishi UFJ Financial Group Inc	800,800	4,173
	$ 14,169		National Australia Bank Ltd	364,472	9,312
Airlines - 0.42%			Nedbank Group Ltd	53,072	956
Air China Ltd (a)	1,562,000	1,726	OTP Bank PLC (a)	67,893	2,387
Gol Linhas Aereas Inteligentes SA ADR	45,799	599	Powszechna Kasa Oszczednosci Bank Polski SA	91,807	1,322
Singapore Airlines Ltd	412,384	4,528	Royal Bank of Canada	223,400	13,545
Virgin Blue Holdings Ltd (a)	580,207	313	Sberbank of Russian Federation	1,248,227	3,309
	$ 7,166		Siam Commercial Bank Public (b)	343,700	862
Apparel - 0.22%			Standard Bank Group Ltd/South Africa	119,980	1,848
Yue Yuen Industrial Holdings Ltd	1,053,500	3,670	Standard Chartered PLC	585,503	15,618
			State Bank of India Ltd	12,677	1,291
Automobile Manufacturers - 3.00%			Sumitomo Mitsui Financial Group Inc	279,100	9,230
Daimler AG (a)	161,451	8,262	Sumitomo Trust & Banking Co Ltd/The	1,126,000	6,810
			Sydbank A/S (a)	10,283	301
Dongfeng Motor Group Co Ltd	1,200,698	1,705
Honda Motor Co Ltd	405,900	13,735	Torinto Dominion Bank	217,200	16,144
Hyundai Motor Co	21,271	2,594	Turkiye Garanti Bankasi AS	249,398	1,208
Kia Motors Corp	99,250	2,422	Turkiye Halk Bankasi AS	198,057	1,567
Nissan Motor Co Ltd	1,133,100	9,859		$ 264,520
Renault SA (a)	114,551	5,307	Beverages - 1.41%
Tata Motors Ltd	95,504	1,850	Britvic PLC	35,953	263
Toyota Motor Corp	125,352	4,844	Carlsberg A/S	83,703	6,765
Yulon Motor Co Ltd	539,000	626	Cia de Bebidas das Americas ADR	23,496	2,298
	$ 51,204		Fomento Economico Mexicano SAB de CV ADR	34,774	1,646
Automobile Parts & Equipment - 1.07%			Heineken NV	136,135	6,347
FCC Co Ltd	16,300	337	SABMiller PLC	214,153	6,714
Keihin Corp	36,069	684		$ 24,033
Nissin Kogyo Co Ltd	17,600	286	Building Materials - 0.88%
Sumitomo Electric Industries Ltd	472,800	5,818	Adelaide Brighton Ltd	122,537	330
Toyoda Gosei Co Ltd	128,400	3,559	Asahi Glass Co Ltd	640,000	7,563
Valeo SA (a)	225,645	7,547	Central Glass Co Ltd	66,000	317
	$ 18,231		Duratex SA	62,235	567
Banks - 15.51%			Holcim Ltd	70,534	5,256
Aareal Bank AG (a)	29,176	626	Hong Leong Asia Ltd	98,000	340
Asya Katilim Bankasi AS (a)	206,153	544	Sika AG	346	614
Australia & New Zealand Banking Group Ltd	660,486	14,629		$ 14,987
Banco Bilbao Vizcaya Argentaria SA	202,168	2,659	Chemicals - 2.12%
Banco do Brasil SA	143,264	2,471	Air Water Inc	40,000	443
Banco Santander SA	626,483	7,966	BASF SE	231,227	13,486
Bangkok Bank Public Co	216,100	792	Croda International PLC	22,271	341
Bank Mandiri Tbk PT	3,786,000	2,398	Daicel Chemical Industries Ltd	758,994	4,865
Bank of China Ltd	1,650,000	849	Hanwha Chem Corp	107,540	1,618
Bank of Communications Co Ltd	1,250,000	1,424	Kolon Industries Inc (a)	7,279	328
Bank of Montreal	199,800	12,409	Lanxess AG	8,801	416
Bank of Yokohama Ltd/The	1,297,609	6,747	LG Chem Ltd	3,314	838
Bank Pekao SA	21,954	1,251	Lintec Corp	8,514	162
Barclays PLC	2,017,960	10,366	Nippon Kayaku Co Ltd	52,631	463
BNP Paribas	210,041	14,427	Nippon Shokubai Co Ltd	38,620	349
BNP Paribas - Rights (a),(b)	2,334,791	879	Nippon Soda Co Ltd	83,201	373
BOC Hong Kong Holdings Ltd	1,952,000	4,672	Nippon Synthetic Chemical Industry Co Ltd/The	21,000	148
Canadian Western Bank	22,700	536	Rhodia SA	210,110	4,853
Chiba Bank Ltd/The	1,013,937	6,421	Syngenta AG	27,618	6,998
China Construction Bank Corp	5,241,691	4,257	Zeon Corp	44,000	266
DBS Group Holdings Ltd	724,000	7,972		$ 35,947
Deutsche Bank AG	169,793	11,727	Coal - 0.34%
DnB NOR ASA	926,244	10,962	Banpu Public Co Ltd	67,100	1,329
Erste Group Bank AG	109,154	4,846	Centennial Coal Company Ltd	76,651	298
FirstRand Ltd	679,574	1,866	China Shenhua Energy Co Ltd	471,000	2,021
Grupo Financiero Banorte SAB de CV	340,900	1,371	Exxaro Resources Ltd	88,963	1,474
HDFC Bank Ltd ADR	9,957	1,485	Grande Cache Coal Corp (a)	43,200	284
Home Capital Group Inc	9,700	454

See accompanying notes

113

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Coal (continued)			Electrical Components & Equipment - 1.15%
Whitehaven Coal Ltd	58,032 $	284	Bekaert SA	1,956 $	350
	$ 5,690		Fujikura Ltd	118,000	630
Commercial Services - 0.84%			Furukawa Electric Co Ltd	1,164,000	5,770
Adecco SA	116,843	6,872	Hitachi Ltd	2,824,739	12,415
Aggreko PLC	30,014	559	SMA Solar Technology AG	2,269	277
Atlantia SpA	201,880	4,296		$ 19,442
COSCO Pacific Ltd	1,022,000	1,378	Electronics - 2.55%
Prosegur Cia de Seguridad SA	12,101	561	AAC Acoustic Technologies Holdings Inc	170,000	280
Zhejiang Expressway Co Ltd	866,000	808	Alps Electric Co Ltd	68,500	498
	$ 14,474		Chemring Group PLC	9,762	544
Computers - 1.33%			Hon Hai Precision Industry Co Ltd	1,011,781	4,750
CGI Group Inc (a)	566,500	8,388	Horiba Ltd	11,400	336
Dimension Data Holdings PLC	180,264	250	Japan Aviation Electronics Industry Ltd	42,000	314
Infosys Technologies Ltd ADR	66,036	3,954	Koninklijke Philips Electronics NV	318,444	10,693
Lenovo Group Ltd	2,920,000	2,153	Kyocera Corp	55,100	5,532
Lite-On Technology Corp	958,245	1,272	LG Display Co Ltd	39,120	1,664
Tata Consultancy Services Ltd	95,245	1,633	Minebea Co Ltd	552,000	3,203
TDK Corp	79,000	5,056	Nippon Chemi-Con Corp	169,744	702
Wipro Ltd ADR	1,153	26	Nippon Electric Glass Co Ltd	400,000	6,100
	$ 22,732		Omron Corp	239,700	5,573
Consumer Products - 0.41%			Taiyo Yuden Co Ltd	22,000	341
Reckitt Benckiser Group PLC	133,991	6,961	Tripod Technology Corp	387,000	1,330
			WPG Holdings Co Ltd	743,000	1,525
Cosmetics & Personal Care - 0.33%				$ 43,385
Fancl Corp	18,424	327	Engineering & Contruction - 1.48%
Shiseido Co Ltd	253,700	5,319	Abengoa SA	12,583	306
	$ 5,646		Bilfinger Berger AG	47,624	3,158
Distribution & Wholesale - 2.27%			Bradken Ltd	37,869	254
DCC PLC	21,018	563	Carillion PLC	67,640	353
Hyosung Corp	14,357	1,019	Daelim Industrial Co Ltd	24,856	1,412
Inchcape PLC (a)	848,642	445	Downer EDI Ltd	67,637	432
Marubeni Corp	1,230,277	7,259	Hochtief AG	75,205	6,199
Mitsubishi Corp	449,589	10,650	Imtech NV	21,472	677
Mitsui & Co Ltd	609,078	9,154	Monadelphous Group Ltd	24,768	351
Sumitomo Corp	790,831	9,523	NCC AB	35,281	544
	$ 38,613		Nippo Corp	38,274	296
Diversified Financial Services - 1.11%			Obrascon Huarte Lain SA	15,602	444
Azimut Holding SpA	38,891	438	SHO-BOND Holdings Co Ltd	14,500	280
BinckBank NV	22,717	318	Tecnicas Reunidas SA	5,526	335
Challenger Financial Services Group Ltd	105,497	400	Vinci SA	176,067	9,811
Chinatrust Financial Holding Co Ltd	2,058,000	1,162	YIT OYJ	15,959	337
Close Brothers Group PLC	28,823	321		$ 25,189
E.Sun Financial Holding Co Ltd (a)	927,000	412	Food - 3.86%
Fubon Financial Holding Co Ltd (a)	1,523,000	1,857	China Yurun Food Group Ltd	166,000	503
Get Nice Holdings Ltd	5,884,000	365	Cia Brasileira de Distribuicao Grupo Pao de	9,531	653
IG Group Holdings PLC	41,503	257	Acucar ADR
Kenedix Inc (a)	1,405	488	CSM	208,225	6,729
KGI Securities Co Ltd (a),(c)	55,539	514	Delhaize Group SA	100,606	8,320
Mediobanca SpA - Warrants (a),(d)	301,811	26	Ebro Puleva SA	33,171	618
ORIX Corp	99,065	9,055	Fuji Oil Co Ltd	18,300	254
Shinhan Financial Group Co Ltd	39,260	1,670	Jeronimo Martins SGPS SA	361,568	3,741
SinoPac Financial Holdings Co Ltd (a)	1,752,000	596	Koninklijke Ahold NV	635,841	8,719
Tullett Prebon PLC	66,073	353	Marine Harvest ASA (a)	5,943,000	5,514
Woori Finance Holdings Co Ltd	57,210	908	Metro AG	90,326	5,423
	$ 19,140		Morinaga Milk Industry Co Ltd	62,000	250
Electric - 2.05%			Nestle SA	340,238	16,648
Atco Ltd	11,700	562	Nippon Suisan Kaisha Ltd	48,300	140
Chubu Electric Power Co Inc	185,400	4,308	Nisshin Oillio Group Ltd/The	70,000	369
Empresa Nacional de Electricidad SA/Chile	802,952	1,247	Nutreco Holding NV	6,210	389
Enel SpA	1,589,277	8,326	Shoprite Holdings Ltd	137,724	1,463
International Power PLC	864,827	4,377	Toyo Suisan Kaisha Ltd	181,577	4,377
Iride SpA	101,198	192	Uni-President Enterprises Corp	1,274,132	1,416
Okinawa Electric Power Co Inc/The	2,500	141	Viscofan SA	11,920	322
Public Power Corp SA	41,961	687		$ 65,848
Reliance Infrastructure Ltd	90,630	2,298	Food Service - 0.46%
RWE AG	101,731	8,356	Compass Group PLC	965,360	7,851
Tenaga Nasional BHD	426,200	1,133
Terna Rete Elettrica Nazionale SpA	787,761	3,193	Forest Products & Paper - 0.89%
	$ 34,820		Billerud AB	39,859	313
			Fibria Celulose SA ADR(a)	85,964	1,706
			Holmen AB	13,319	336
See accompanying notes			114

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Forest Products & Paper (continued)			Internet (continued)
Lee & Man Paper Manufacturing Ltd	291,200 $	254	Rightmove PLC	37,228 $	396
Mondi PLC	61,517	415	Tencent Holdings Ltd	62,500	1,293
Sino-Forest Corp (a)	234,100	4,162		$ 1,986
Svenska Cellulosa AB	622,706	8,114	Investment Companies - 0.05%
	$ 15,300		Kinnevik Investment AB	45,835	841
Gas - 0.68%
Canadian Utilities Ltd	32,600	1,456	Iron & Steel - 1.43%
Korea Gas Corp	19,996	806	Cia Siderurgica Nacional SA ADR	65,068	1,214
Snam Rete Gas SpA	647,988	3,077	Evraz Group SA (a)	33,783	1,218
Tokyo Gas Co Ltd	1,461,583	6,211	JFE Holdings Inc	230,000	8,202
	$ 11,550		JSW Steel Ltd	30,219	827
Hand & Machine Tools - 0.68%			Kobe Steel Ltd	1,543,000	3,444
Disco Corp	58,831	4,153	Kyoei Steel Ltd	10,200	189
Fuji Electric Holdings Co Ltd	1,614,000	4,848	Mechel ADR	45,860	1,179
Makita Corp	83,300	2,582	Mount Gibson Iron Ltd (a)	225,778	349
	$ 11,583		OneSteel Ltd	913,568	2,938
Healthcare - Products - 0.34%			POSCO ADR	35,694	4,003
Coloplast A/S	42,959	4,760	Ternium SA ADR(a)	24,315	898
DiaSorin SpA	7,243	270		$ 24,461
Nipro Corp	15,049	285	Leisure Products & Services - 0.02%
SSL International PLC	31,147	408	Flight Centre Ltd	15,739	287
	$ 5,723
Healthcare - Services - 0.03%			Lodging - 0.09%
Ramsay Health Care Ltd	36,857	460	Genting Bhd	460,500	995
			SJM Holdings Ltd	769,000	497
Holding Companies - Diversified - 1.58%				$ 1,492
GS Holdings	45,960	1,599	Machinery - Construction & Mining - 0.03%
Haci Omer Sabanci Holding AS ADR(a)	3	—	Danieli & C. Officine Meccaniche SpA	17,124	432
Hutchison Whampoa Ltd	831,000	5,703
Imperial Holdings Ltd	72,037	954	Machinery - Diversified - 1.15%
KOC Holding AS (a)	572,630	2,216	Kinki Sharyo Co Ltd	30,000	198
LG Corp	27,004	1,841	Kone OYJ	155,807	6,856
Noble Group Ltd	3,216,400	6,976	Metso OYJ	182,935	7,057
Shanghai Industrial Holdings Ltd	279,000	1,205	Sumitomo Heavy Industries Ltd	733,000	4,819
Wharf Holdings Ltd	1,192,000	6,447	Weir Group PLC/The	44,305	665
	$ 26,941			$ 19,595
Home Builders - 0.49%			Media - 1.64%
Daiwa House Industry Co Ltd	394,000	4,239	Gestevision Telecinco SA	21,845	311
Persimmon PLC (a)	558,260	4,050	ITV PLC (a)	5,832,728	5,984
	$ 8,289		Mediaset SpA	434,458	3,440
Home Furnishings - 1.21%			Metropole Television SA	13,008	336
Alpine Electronics Inc	21,200	299	Pearson PLC	462,223	7,387
Arcelik AS	215,829	957	Promotora de Informaciones SA (a)	76,386	317
Electrolux AB	373,065	9,595	Societe Television Francaise 1	226,555	4,201
Indesit Co SpA	29,047	391	WPP PLC	558,539	5,922
Pioneer Corp	67,400	255		$ 27,898
SEB SA	5,075	386	Metal Fabrication & Hardware - 0.59%
Sony Corp	257,100	8,803	Hanwa Co Ltd	66,000	282
	$ 20,686		JFE Shoji Holdings Inc	61,000	314
Insurance - 4.29%			SKF AB	183,008	3,651
Allianz SE	72,991	8,347	Vallourec SA	30,277	6,031
Amlin PLC	560,907	3,210		$ 10,278
Aviva PLC	1,148,143	6,070	Mining - 4.72%
Baloise-Holding AG	48,237	3,798	Alamos Gold Inc	34,800	517
Cathay Financial Holding Co Ltd (a)	144,000	230	Anglo American PLC (a)	265,119	11,261
China Life Insurance Co Ltd	349,000	1,607	Anglo Platinum Ltd (a)	16,800	1,823
CNP Assurances	40,656	3,422	Antofagasta PLC	94,003	1,425
Hannover Rueckversicherung AG	111,980	5,283	BHP Billiton Ltd	547,139	20,002
Helvetia Holding AG	1,386	424	China Molybdenum Co Ltd	770,000	602
ING Groep NV (a)	794,565	7,013	FNX Mining Co Inc (a)	24,600	324
Milano Assicurazioni SPA	134,017	318	Grupo Mexico SAB de CV	772,500	2,038
Ping An Insurance Group Co of China Ltd	299,500	2,564	IAMGOLD Corp	323,897	5,797
RSA Insurance Group PLC	2,025,619	3,749	Impala Platinum Holdings Ltd	105,528	2,976
Sampo OYJ	365,320	8,980	KGHM Polska Miedz SA	55,303	2,063
Sanlam Ltd	600,025	1,960	Korea Zinc Co Ltd	6,387	1,112
Tokio Marine Holdings Inc	225,700	6,719	MMC Norilsk Nickel ADR	124,190	2,384
Zurich Financial Services	42,406	9,401	Quadra Mining Ltd (a)	18,000	273
	$ 73,095		Red Back Mining Inc (a)	40,462	1,063
Internet - 0.12%			Rio Tinto Ltd	287,505	18,786
Atea ASA	36,200	297	SEMAFO Inc (a)	74,900	478

See accompanying notes

115

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Pharmaceuticals (continued)
Sterlite Industries India Ltd ADR	39,236 $	712	Stada Arzneimittel AG	19,728 $	774
Tek Cominco Limited (a)	156,900	6,166	Teva Pharmaceutical Industries Ltd ADR	41,334	2,427
Zijin Mining Group Co Ltd	922,000	718	Towa Pharmaceutical Co Ltd	4,000	232
	$ 80,520			$ 105,410
Miscellaneous Manufacturing - 1.35%			Real Estate - 2.15%
Aalberts Industries NV	21,451	349	Arnest One Corp	31,770	328
Ansell Ltd	42,612	503	Brookfield Asset Management Inc	392,438	9,960
Cookson Group PLC (a)	502,923	4,310	Cheung Kong Holdings Ltd	432,000	5,327
FUJIFILM Holdings Corp	137,700	4,719	Cyrela Brazil Realty SA	107,718	1,292
Invensys PLC	741,078	3,817	Deutsche Euroshop AG	8,756	275
Largan Precision Co Ltd (a)	59,000	973	Great Eagle Holdings Ltd	114,000	319
Siemens AG	45,708	4,463	Henderson Land Development Co Ltd	706,000	4,450
Tomkins PLC	1,020,556	3,861	Henderson Land Development Co Ltd - Warrants	141,200	—
	$ 22,995		(a),(b),(d)
Office & Business Equipment - 0.53%			Hongkong Land Holdings Ltd	963,000	5,094
Canon Inc	197,900	9,053	Huaku Development Co Ltd	227,000	618
			Keppel Land Ltd	150,000	404
Oil & Gas - 7.61%			KWG Property Holding Ltd	699,748	404
Alliance Oil Co Ltd (a)	17,354	278	PSP Swiss Property AG (a)	6,913	411
Bankers Petroleum Ltd (a)	77,500	684	Rossi Residencial SA	237,019	1,745
Baytex Energy Trust	23,700	799	Sun Hung Kai Properties Ltd	394,000	5,463
BG Group PLC	580,725	9,816	Swiss Prime Site AG (a)	9,234	546
BP PLC	2,750,162	23,987		$ 36,636
Cenovus Energy, Inc	270,698	7,960	REITS - 0.27%
CNOOC Ltd	2,486,000	4,373	CapitaMall Trust	2,347,000	3,310
EnCana Corp	254,598	8,421	Dundee Real Estate Investment Trust	10,800	273
EnQuest PLC (a)	243,708	368	Great Portland Estates PLC	72,706	348
ERG SpA	24,464	337	Japan Retail Fund Investment Corp	256	345
Gazprom OAO ADR	20,250	465	Kenedix Realty Investment Corp	148	486
Gazprom OAO ADR	188,981	4,388		$ 4,762
Gazprom OAO (b),(c)	6,868	399	Retail - 2.88%
JX Holdings Inc (a)	1,223,010	6,822	Aeon Co Ltd	596,970	6,835
Lukoil OAO ADR	42,557	2,443	Alimentation Couche Tard Inc	27,500	513
Petrobank Energy & Resources Ltd (a)	117,500	5,926	Aoyama Trading Co Ltd	12,000	208
PetroChina Co Ltd	3,237,494	3,728	Cie Financiere Richemont SA	235,614	8,690
Petroleo Brasileiro SA ADR	216,723	9,195	EDION Corp	39,600	403
Premier Oil PLC (a)	19,818	384	GOME Electrical Appliances Holdings Ltd (a)	1,946,000	627
PTT Public Company Limited (b)	146,600	1,150	Halfords Group PLC	45,522	353
Reliance Industries Ltd (c)	42,178	1,951	J Front Retailing Co Ltd	502,000	2,924
Rosneft Oil Co	429,111	3,434	JB Hi-Fi Ltd	37,553	669
Royal Dutch Shell PLC - A Shares	194,188	6,048	K's Holdings Corp	118,680	3,151
Royal Dutch Shell PLC - B Shares	141,623	4,270	Lojas Renner SA	48,200	1,195
Statoil ASA	516,950	12,500	Lotte Shopping Co Ltd	5,313	1,507
Total SA	178,188	9,695	Massmart Holdings Ltd	68,757	1,019
	$ 129,821		Matsumotokiyoshi Holdings Co Ltd	13,476	302
Oil & Gas Services - 1.53%			Mitchells & Butlers PLC (a)	58,920	294
Acergy SA	317,100	6,041	PPR	39,141	5,260
Petrofac Ltd	280,311	4,848	President Chain Store Corp	96,000	275
Saipem SpA	161,557	6,033	PT Astra International Tbk	688,500	3,558
Subsea 7 Inc (a)	19,686	385	Swatch Group AG/The	25,812	7,562
Technip SA	103,740	8,295	Travis Perkins PLC (a)	31,378	405
TGS Nopec Geophysical Co ASA (a)	27,400	525	Wal-Mart de Mexico SAB de CV	520,000	1,216
	$ 26,127		WH Smith PLC	66,357	509
Packaging & Containers - 0.02%			Woolworths Holdings Ltd/South Africa	551,151	1,737
Rengo Co Ltd	55,000	316		$ 49,212
			Semiconductors - 3.13%
Pharmaceuticals - 6.18%			Aixtron AG	208,082	6,575
AstraZeneca PLC	305,773	13,511	ASM International NV (a)	12,623	329
China Shineway Pharmaceutical Group Ltd	305,304	932	ASML Holding NV	142,647	4,680
Chugai Pharmaceutical Co Ltd	192,700	3,486	Dialog Semiconductor PLC (a)	18,736	274
Dr Reddys Laboratories Ltd	56,869	1,604	Elpida Memory Inc (a)	332,859	7,091
GlaxoSmithKline PLC	247,572	4,595	Hynix Semiconductor Inc (a)	79,800	2,020
Kobayashi Pharmaceutical Co Ltd	7,400	299	Infineon Technologies AG (a)	1,115,099	7,867
Meda AB	20,972	201	Novatek Microelectronics Corp Ltd	456,000	1,563
Miraca Holdings Inc	15,200	490	Powertech Technology Inc	394,000	1,405
Nippon Shinyaku Co Ltd	25,117	289	Richtek Technology Corp	154,000	1,615
Novartis AG	435,442	22,201	Samsung Electronics Co Ltd	13,821	10,509
Novo Nordisk A/S	125,921	10,360	Taiwan Semiconductor Manufacturing Co Ltd	2,101,605	4,113
Roche Holding AG	128,910	20,353	Tokyo Electron Ltd	79,600	5,219
Sanofi-Aventis SA	218,650	14,916		$ 53,260
Shire PLC	396,753	8,740
See accompanying notes			116

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software - 0.49%				Amount
Autonomy Corp PLC (a)	150,748 $	4,135	REPURCHASE AGREEMENTS - 1.24%	(000's)	Value (000's)
Check Point Software Technologies Ltd (a)	18,082	644	Banks - 1.24%
Micro Focus International PLC	54,504	436	Investment in Joint Trading Account; Bank of	$ 5,780	$ 5,780
Temenos Group AG (a)	85,142	2,316	America Repurchase Agreement; 0.19%
Totvs SA	11,000	756	dated 04/30/10 maturing 05/03/10
	$ 8,287		(collateralized by US Treasury Notes;
Telecommunications - 5.78%			$5,895,710; 0.00% - 4.63%; dated 06/25/10 -
America Movil SAB de CV ADR	137,442	7,076	10/15/15)
Bezeq Israeli Telecommunication Corp Ltd	629,248	1,537	Investment in Joint Trading Account; Credit Suisse	3,760	3,760
BT Group PLC	2,584,714	4,974	Repurchase Agreement; 0.19% dated
China Mobile Ltd	646,639	6,330	04/30/10 maturing 05/03/10 (collateralized by
DragonWave Inc (a)	38,500	328	Sovereign Agency Issues; $3,834,848; 0.00%
Eutelsat Communications	118,078	4,203	- 5.50%; dated 03/03/10 - 10/05/29)
Koninklijke KPN NV	583,140	8,749	Investment in Joint Trading Account; Deutsche	5,780	5,780
KT Corp	40,580	1,801	Bank Repurchase Agreement; 0.18% dated
Manitoba Telecom Services Inc	12,400	397	04/30/10 maturing 05/03/10 (collateralized by
Mobile Telesystems OJSC ADR	23,854	1,318	Sovereign Agency Issues; $5,895,710; 1.13%
Nippon Telegraph & Telephone Corp	76,100	3,097	- 3.75%; dated 09/09/11 - 03/09/12)
NTT DoCoMo Inc	6,308	9,814	Investment in Joint Trading Account; Morgan	5,780	5,780
Portugal Telecom SGPS SA	368,686	3,752	Stanley Repurchase Agreement; 0.18% dated
Rogers Communications - Class B	264,400	9,425	04/30/10 maturing 05/03/10 (collateralized by
Singapore Telecommunications Ltd	1,896,000	4,182	Sovereign Agency Issues; $5,895,710; 0.00%
Taiwan Mobile Co Ltd	540,000	1,033	- 5.85%; dated 03/03/10 - 02/19/25)
Telefonica SA	190,804	4,319			$ 21,100
Telenet Group Holding NV (a)	156,548	4,735	TOTAL REPURCHASE AGREEMENTS		$ 21,100
Telenor ASA	642,200	9,129	Total Investments		$ 1,699,241
TeliaSonera AB	742,843	5,092	Other Assets in Excess of Liabilities, Net -
Telkom SA Ltd	275,792	1,373	0.32%		$ 5,468
VimpelCom Ltd ADR(a)	24,099	420	TOTAL NET ASSETS - 100.00%		$ 1,704,709
Vivo Participacoes SA ADR	58,679	1,553
Vodafone Group PLC	1,696,874	3,760
	$ 98,397		(a) Non-Income Producing Security
Transportation - 0.25%			(b)	Market value is determined in accordance with procedures established in
Construcciones y Auxiliar de Ferrocarriles SA	632	347	good faith by the Board of Directors. At the end of the period, the value of
Firstgroup PLC	62,910	366	these securities totaled $3,290 or 0.19% of net assets.
Koninklijke Vopak NV	8,100	664	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Pacific Basin Shipping Ltd	510,000	386	1933. These securities may be resold in transactions exempt from
Sankyu Inc	68,000	309	registration, normally to qualified institutional buyers. Unless otherwise
Seino Holdings Corp	56,000	404	indicated, these securities are not considered illiquid. At the end of the
Sincere Navigation	799,000	1,033	period, the value of these securities totaled $2,864 or 0.17% of net assets.
Stagecoach Group PLC	123,024	370	(d) Security is Illiquid
Tsakos Energy Navigation Ltd	27,312	400
	$ 4,279
Water - 0.19%			Unrealized Appreciation (Depreciation)
Pennon Group PLC	55,442	440	The net federal income tax unrealized appreciation (depreciation) and federal tax
Severn Trent PLC	156,812	2,773	cost of investments held as of the period end were as follows:
	$ 3,213
TOTAL COMMON STOCKS	$ 1,644,358		Unrealized Appreciation		$ 208,111
PREFERRED STOCKS - 1.98%	Shares Held Value (000's)		Unrealized Depreciation		(54,820)
Banks - 0.33%			Net Unrealized Appreciation (Depreciation)		$ 153,291
Banco Bradesco SA	201,213	3,698	Cost for federal income tax purposes		$ 1,545,950
Itau Unibanco Holding SA	89,166	1,933	All dollar amounts are shown in thousands (000's)
	$ 5,631
Consumer Products - 0.57%
Henkel AG & Co KGaA	181,218	9,716

Electric - 0.07%
Eletropaulo Metropolitana Eletricidade de Sao	55,250	1,226
Paulo SA

Investment Companies - 0.00%
Lereko Mobility Pty Ltd (a)	3,348	19

Media - 0.35%
ProSiebenSat.1 Media AG	318,005	5,898

Mining - 0.66%
Vale SA	420,880	11,293

TOTAL PREFERRED STOCKS	$ 33,783

See accompanying notes

117

Schedule of Investments
Diversified International Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	18 .71%
United Kingdom	13 .57%
Switzerland	6 .75%
Canada	6 .65%
Germany	6 .36%
France	6 .15%
Australia	4 .16%
Hong Kong	3 .98%
Netherlands	3 .87%
Brazil	2 .53%
Korea, Republic Of	2 .47%
Norway	2 .28%
China	1 .84%
Italy	1 .80%
Sweden	1 .68%
Taiwan, Province Of China	1 .67%
Singapore	1 .48%
Finland	1 .37%
Denmark	1 .31%
United States	1 .29%
South Africa	1 .14%
Russian Federation	1 .14%
India	1 .12%
Spain	1 .11%
Belgium	1 .00%
Mexico	0 .78%
Ireland	0 .54%
Portugal	0 .44%
Turkey	0 .38%
Indonesia	0 .35%
Malaysia	0 .29%
Austria	0 .28%
Israel	0 .27%
Poland	0 .27%
Thailand	0.25%
Hungary	0 .14%
Luxembourg	0 .12%
Greece	0 .07%
Chile	0 .07%
Other Assets in Excess of Liabilities, Net	0 .32%
TOTAL NET ASSETS	100.00%

See accompanying notes

118

Schedule of Investments Equity Income Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.56%			Healthcare - Products (continued)
Raytheon Co	235,700 $	13,741	Medtronic Inc	206,100 $	9,005
				$ 41,310
Apparel - 1.24%			Insurance - 7.56%
VF Corp	350,900	30,325	ACE Ltd	1,245,500	66,248
			Allianz SE ADR	1,020,137	11,568
Automobile Manufacturers - 0.69%			Allstate Corp/The	860,409	28,110
PACCAR Inc	360,500	16,771	Chubb Corp	477,200	25,230
			Fidelity National Financial Inc	1,622,419	24,628
Automobile Parts & Equipment - 0.49%			MetLife Inc	625,000	28,488
Johnson Controls Inc	357,400	12,005		$ 184,272
			Machinery - Diversified - 1.42%
Banks - 6.48%			Deere & Co	578,600	34,612
Banco Santander SA ADR	2,175,700	26,848
Bank of New York Mellon Corp/The	1,690,680	52,631	Media - 1.04%
Bank of Nova Scotia	542,709	27,629	Walt Disney Co/The	377,491	13,907
JP Morgan Chase & Co	32,900	1,401	Yellow Pages Income Fund	1,685,180	11,476
Northern Trust Corp	608,300	33,444		$ 25,383
US Bancorp	591,000	15,821	Mining - 1.86%
	$ 157,774		BHP Billiton Ltd ADR	296,500	21,582
Beverages - 0.54%			Vale SA ADR	403,800	12,369
Coca-Cola Co/The	170,200	9,097	Vulcan Materials Co	200,000	11,456
Molson Coors Brewing Co	94,100	4,174		$ 45,407
	$ 13,271		Miscellaneous Manufacturing - 4.46%
Chemicals - 1.14%			3M Co	269,000	23,852
Air Products & Chemicals Inc	154,100	11,832	Honeywell International Inc	333,300	15,822
EI du Pont de Nemours & Co	341,000	13,586	Parker Hannifin Corp	523,700	36,230
Sociedad Quimica y Minera de Chile SA ADR	62,700	2,257	Siemens AG ADR	335,400	32,748
	$ 27,675			$ 108,652
Commercial Services - 0.56%			Oil & Gas - 9.36%
Automatic Data Processing Inc	313,300	13,585	Chevron Corp	634,500	51,674
			Enerplus Resources Fund	1,028,653	25,048
Consumer Products - 0.66%			Exxon Mobil Corp	547,800	37,168
Clorox Co	148,800	9,627	Marathon Oil Corp	1,000,500	32,166
Kimberly-Clark Corp	103,700	6,353	Penn West Energy Trust	1,325,100	26,595
	$ 15,980		Total SA ADR	837,178	45,526
Distribution & Wholesale - 1.95%			Valero Energy Corp	475,700	9,890
Genuine Parts Co	1,108,777	47,456		$ 228,067
			Pharmaceuticals - 9.32%
Diversified Financial Services - 3.11%			Abbott Laboratories	983,600	50,321
AllianceBernstein Holding LP	1,232,372	38,684	Bristol-Myers Squibb Co	1,116,078	28,226
Federated Investors Inc	480,411	11,588	Mead Johnson Nutrition Co	557,629	28,779
NYSE Euronext	784,859	25,610	Merck & Co Inc	1,162,080	40,719
	$ 75,882		Novartis AG ADR	660,882	33,606
Electric - 5.59%			Pfizer Inc	721,245	12,059
FPL Group Inc	926,600	48,230	Teva Pharmaceutical Industries Ltd ADR	566,900	33,294
Progress Energy Inc	1,185,100	47,309		$ 227,004
Wisconsin Energy Corp	94,500	4,962	Pipelines - 2.96%
Xcel Energy Inc	1,643,000	35,735	Enterprise Products Partners LP	888,226	31,496
	$ 136,236		Kinder Morgan Energy Partners LP	313,973	21,190
Electrical Components & Equipment - 1.53%			Spectra Energy Corp	833,700	19,459
Emerson Electric Co	715,900	37,391		$ 72,145
			REITS - 3.62%
Environmental Control - 0.42%			Annaly Capital Management Inc	2,118,000	35,900
Waste Management Inc	296,400	10,279	HCP Inc	660,185	21,205
			Health Care REIT Inc	468,200	21,036
Food - 3.16%			Kimco Realty Corp	662,687	10,331
General Mills Inc	165,200	11,759		$ 88,472
Kraft Foods Inc	1,293,523	38,288	Retail - 4.84%
Kroger Co/The	266,800	5,931	Costco Wholesale Corp	185,600	10,965
Sysco Corp	672,900	21,223	CVS Caremark Corp	205,500	7,589
	$ 77,201		McDonald's Corp	717,800	50,670
Forest Products & Paper - 0.00%			Wal-Mart Stores Inc	910,000	48,822
Weyerhaeuser Co	2,300	114		$ 118,046
			Savings & Loans - 1.33%
Gas - 1.75%			Hudson City Bancorp Inc	2,446,100	32,533
Sempra Energy	865,600	42,570
			Semiconductors - 4.60%
Healthcare - Products - 1.70%			Applied Materials Inc	651,700	8,980
Becton Dickinson and Co	73,600	5,621	Intel Corp	2,561,100	58,470
Johnson & Johnson	415,000	26,684	Maxim Integrated Products Inc	232,500	4,515
See accompanying notes

119

Schedule of Investments Equity Income Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	589,400 $	17,216	REPURCHASE AGREEMENTS - 2.69%	(000's)	Value (000's)
Taiwan Semiconductor Manufacturing Co Ltd	2,155,207	22,824	Banks - 2.69%
ADR			Investment in Joint Trading Account; Bank of	$ 17,936	$ 17,936
		$ 112,005	America Repurchase Agreement; 0.19%
Software - 2.00%			dated 04/30/10 maturing 05/03/10
Microsoft Corp	1,595,000	48,711	(collateralized by US Treasury Notes;
			$18,294,530; 0.00% - 4.63%; dated 06/25/10
Telecommunications - 5.27%			- 10/15/15)
AT&T Inc	1,087,900	28,351	Investment in Joint Trading Account; Credit Suisse	11,666	11,666
BCE Inc	853,700	25,696	Repurchase Agreement; 0.19% dated
CenturyTel Inc	149,400	5,096	04/30/10 maturing 05/03/10 (collateralized by
Nippon Telegraph & Telephone Corp ADR	238,000	4,829	Sovereign Agency Issues; $11,899,624;
Qualcomm Inc	161,100	6,241	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Qwest Communications International Inc	1,038,500	5,431	Investment in Joint Trading Account; Deutsche	17,936	17,936
Telefonica SA ADR	80,900	5,484	Bank Repurchase Agreement; 0.18% dated
Verizon Communications Inc	920,400	26,590	04/30/10 maturing 05/03/10 (collateralized by
Vodafone Group PLC ADR	929,562	20,636	Sovereign Agency Issues; $18,294,530;
		$ 128,354	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Toys, Games & Hobbies - 1.80%			Investment in Joint Trading Account; Morgan	17,936	17,936
Mattel Inc	1,898,319	43,756	Stanley Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Transportation - 3.29%			Sovereign Agency Issues; $18,294,530;
Norfolk Southern Corp	492,900	29,244	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Union Pacific Corp	672,300	50,866			$ 65,474
		$ 80,110	TOTAL REPURCHASE AGREEMENTS		$ 65,474
TOTAL COMMON STOCKS		$ 2,347,095	Total Investments		$ 2,436,627
PREFERRED STOCKS - 0.81%	Shares Held Value (000's)		Other Assets in Excess of Liabilities, Net -
Banks - 0.31%			0.03%		$ 663
National City Capital Trust II	191,700	4,491	TOTAL NET ASSETS - 100.00%		$ 2,437,290
National City Capital Trust III	135,000	3,101

		$ 7,592	(a) This entity was put into conservatorship by the US Government in 2008.
Diversified Financial Services - 0.13%			See Notes to Financial Statements for additional information.
National City Capital Trust IV	125,000	3,213

REITS - 0.37%
Public Storage Inc 6.63%; Series M	288,000	7,079	Unrealized Appreciation (Depreciation)
Public Storage Inc 7.25%; Series K	79,700	2,042	The net federal income tax unrealized appreciation (depreciation) and federal tax
		$ 9,121	cost of investments held as of the period end were as follows:
TOTAL PREFERRED STOCKS		$ 19,926
	Principal		Unrealized Appreciation		$ 362,616
	Amount		Unrealized Depreciation		(107,602)
BONDS - 0.16%	(000's)	Value (000's)	Net Unrealized Appreciation (Depreciation)		$ 255,014
Media - 0.04%			Cost for federal income tax purposes		$ 2,181,613
CBS Corp			All dollar amounts are shown in thousands (000's)
7.88%, 9/1/2023	$ 950	$ 1,101
			Portfolio Summary (unaudited)
Telecommunications - 0.12%			Sector		Percent
Telus Corp			Financial		25 .60%
8.00%, 6/1/2011	2,640	2,835	Consumer, Non-cyclical		15 .94%
			Energy		12 .32%
TOTAL BONDS		$ 3,936	Industrial		11 .68%
	Principal		Consumer, Cyclical		11 .01%
U.S. GOVERNMENT & GOVERNMENT	Amount		Utilities		7 .34%
AGENCY OBLIGATIONS - 0.01%	(000's)	Value (000's)	Technology		6 .60%
Federal Home Loan Mortgage Corporation			Communications		6 .47%
(FHLMC) - 0.01%			Basic Materials		3 .00%
6.50%, 9/1/2030(a)	$ 130	$ 144	Mortgage Securities		0 .01%
7.00%, 9/1/2030(a)	47	52	Other Assets in Excess of Liabilities, Net		0 .03%
		$ 196	TOTAL NET ASSETS		100.00%
TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 196

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 29.83%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.05%			Distribution & Wholesale (continued)
General Dynamics Corp	1,341 $	102	Sumitomo Corp	20,700 $	249
United Technologies Corp	2,050	154		$ 1,056
	$ 256		Diversified Financial Services - 0.15%
Agriculture - 0.03%			AGF Management Ltd	8,200	141
Lorillard Inc	1,762	138	Ameriprise Financial Inc	1,773	82
			BGC Partners Inc	18,682	122
Apparel - 0.02%			Criteria Caixacorp SA	17,450	87
Yue Yuen Industrial Holdings Ltd	32,000	111	ORIX Corp	2,240	205
				$ 637
Automobile Manufacturers - 0.11%			Electric - 0.35%
Ford Motor Co (a)	12,835	167	CLP Holdings Ltd	31,000	217
Nissan Motor Co Ltd	16,800	146	DTE Energy Co	3,518	169
Toyota Motor Corp	4,700	182	Edison International	6,486	223
	$ 495		EDP - Energias de Portugal SA	17,119	61
Banks - 1.43%			Enel SpA	54,721	287
Australia & New Zealand Banking Group Ltd	16,418	364	Entergy Corp	2,283	186
Banco Bilbao Vizcaya Argentaria SA	9,677	127	Integrys Energy Group Inc	3,259	162
Banco Santander SA	26,115	332	PPL Corp	5,995	148
Bank of America Corp	25,777	460	Public Service Enterprise Group Inc	3,860	124
Bank of Hawaii Corp	2,556	135		$ 1,577
Bank of Montreal	4,400	273	Electrical Components & Equipment - 0.18%
Bank of Novia Scotia	4,000	204	Emerson Electric Co	6,718	351
Barclays PLC	41,435	213	Hitachi Ltd	61,000	268
Citigroup Inc (a)	22,907	100	Schneider Electric SA	1,640	186
City Holding Co	4,013	141		$ 805
Commonwealth Bank of Australia	3,389	181	Electronics - 0.06%
Community Bank System Inc	5,028	124	Koninklijke Philips Electronics NV	6,782	228
Deutsche Bank AG	4,153	287	Premier Farnell PLC	17,167	62
Goldman Sachs Group Inc/The	533	77		$ 290
HSBC Holdings PLC	36,193	368	Engineering & Contruction - 0.21%
JP Morgan Chase & Co	10,103	430	Bilfinger Berger AG	687	46
M&T Bank Corp	1,534	134	Bouygues SA	4,428	219
National Australia Bank Ltd	15,941	407	Carillion PLC	27,236	142
National Bank of Canada	2,300	141	NCC AB	4,620	71
Nordea Bank AB	14,056	137	Skanska AB	6,203	103
PNC Financial Services Group Inc	4,276	288	Vinci SA	5,367	299
Royal Bank of Canada	2,400	146	YIT OYJ	3,646	77
Svenska Handelsbanken AB	7,884	221		$ 957
Torinto Dominion Bank	5,200	386	Environmental Control - 0.04%
Trustmark Corp	4,194	103	Waste Management Inc	4,716	164
US Bancorp	7,626	204
Wells Fargo & Co	14,867	492	Food - 0.11%
	$ 6,475		ConAgra Foods Inc	7,282	178
Chemicals - 0.24%			Sara Lee Corp	15,639	223
Akzo Nobel NV	1,188	70	Tyson Foods Inc	4,731	93
BASF SE	6,178	360		$ 494
EI du Pont de Nemours & Co	7,691	307	Forest Products & Paper - 0.10%
Koninklijke DSM NV	4,060	182	International Paper Co	3,885	104
PPG Industries Inc	2,590	182	MeadWestvaco Corp	2,282	62
	$ 1,101		M-real OYJ (a)	39,659	138
Coal - 0.02%			Svenska Cellulosa AB	10,082	131
Centennial Coal Company Ltd	23,665	92		$ 435
			Gas - 0.12%

Commercial Services - 0.10%			AGL Resources Inc	3,965	157
Corrections Corp of America (a)	8,900	184	Laclede Group Inc/The	4,982	170
Deluxe Corp	3,883	81	Nicor Inc	2,621	114
H&R Block Inc	4,699	86	Southern Union Co	3,453	90
Hillenbrand Inc	4,084	100		$ 531
	$ 451		Healthcare - Products - 0.08%
Consumer Products - 0.06%			Covidien PLC	4,019	193
Kimberly-Clark Corp	4,227	259	Johnson & Johnson	2,455	158

Cosmetics & Personal Care - 0.15%				$ 351
Procter & Gamble Co	11,114	691	Healthcare - Services - 0.07%
			Coventry Health Care Inc (a)	2,515	60
Distribution & Wholesale - 0.23%			UnitedHealth Group Inc	8,510	258
ITOCHU Corp	19,000	165		$ 318
Marubeni Corp	22,000	130	Home Furnishings - 0.04%
Mitsubishi Corp	11,100	263	Sony Corp	5,900	202
Mitsui & Co Ltd	16,600	249

See accompanying notes

121

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Insurance - 0.75%			Oil & Gas (continued)
Aflac Inc	3,942 $	201	JX Holdings Inc (a)	38,420 $	214
Allianz SE	3,025	346	Marathon Oil Corp	6,491	209
Allied World Assurance Co Holdings Ltd	2,254	98	Peyto Energy Trust	6,870	90
AMP Ltd	27,739	159	Repsol YPF SA	10,042	236
Aspen Insurance Holdings Ltd	2,977	80	Royal Dutch Shell PLC - A Shares	14,248	444
Aviva PLC	38,279	202	Royal Dutch Shell PLC - B Shares	15,259	460
AXA SA	9,491	189	Statoil ASA	10,398	251
Baloise-Holding AG	1,582	124	Total SA	9,835	535
Chubb Corp	2,214	117		$ 5,348
Horace Mann Educators Corp	8,241	142	Oil & Gas Services - 0.05%
Maiden Holdings Ltd	17,805	133	PAA Natural Gas Storage LP (a)	5,007	116
Muenchener Rueckversicherungs AG	1,095	155	Technip SA	1,401	112
Power Corp of Canada/Canada	6,000	166		$ 228
Protective Life Corp	6,574	158	Pharmaceuticals - 0.44%
Prudential PLC	9,751	86	AstraZeneca PLC	7,282	322
Sampo OYJ	4,118	101	Bristol-Myers Squibb Co	13,646	345
Travelers Cos Inc/The	5,340	271	Cardinal Health Inc	3,004	104
Unitrin Inc	6,108	179	Merck & Co Inc	6,408	225
Unum Group	4,395	108	Pfizer Inc	21,647	362
Validus Holdings Ltd	7,072	181	Sanofi-Aventis SA	5,324	363
Zurich Financial Services	901	200	Takeda Pharmaceutical Co Ltd	6,300	270
	$ 3,396			$ 1,991
Internet - 0.04%			Pipelines - 9.21%
Earthlink Inc	12,997	117	Buckeye Partners LP	35,600	2,164
Wotif.com Holdings Ltd	11,120	66	Copano Energy LLC	37,800	990
	$ 183		DCP Midstream Partners LP	26,442	884
Investment Companies - 0.06%			Duncan Energy Partners LP	54,500	1,460
Apollo Investment Corp	4,555	55	Enbridge Energy Partners LP	47,800	2,451
Hercules Technology Growth Capital Inc	12,511	136	Energy Transfer Equity LP	12,600	431
Ratos AB	2,385	75	Energy Transfer Partners LP	72,100	3,526
	$ 266		Enterprise Products Partners LP	78,500	2,784
Iron & Steel - 0.02%			Holly Energy Partners LP	37,200	1,732
Labrador Iron Ore Royalty Income Fund	1,900	96	Kinder Morgan Management LLC (a)	68,170	4,009
			Magellan Midstream Partners LP	64,800	3,084
Leisure Products & Services - 0.03%			MarkWest Energy Partners LP	27,900	858
Daiichikosho Co Ltd	8,800	117	NuStar Energy LP	41,300	2,542
			ONEOK Partners LP	42,200	2,601
Lodging - 0.18%			Plains All American Pipeline LP	51,600	2,992
Marriott International Inc/DE	8,000	294	Regency Energy Partners LP	46,700	1,060
Starwood Hotels & Resorts Worldwide Inc	10,000	545	Spectra Energy Corp	10,442	244
	$ 839		Sunoco Logistics Partners LP	32,800	2,244
Media - 0.11%			Targa Resources Partners LP	49,630	1,328
News Corp - Class A	14,656	226	TC Pipelines LP	55,700	2,130
Pearson PLC	10,360	165	Western Gas Partners LP	18,600	435
WPP PLC	8,542	91	Williams Cos Inc	5,627	133
	$ 482		Williams Partners LP	41,700	1,764
Metal Fabrication & Hardware - 0.05%				$ 41,846
Hanwa Co Ltd	15,000	64	Publicly Traded Investment Fund - 0.56%
Vallourec SA	918	183	iShares MSCI EAFE Index Fund	18,666	1,016
	$ 247		John Hancock Preferred Income Fund III	31,400	500
Mining - 0.03%			SPDR S&P 500 ETF Trust	8,506	1,011
Tek Cominco Limited (a)	4,000	157		$ 2,527
			Real Estate - 2.25%
Miscellaneous Manufacturing - 0.33%			Brookfield Properties Corp	55,600	895
3M Co	3,086	274	CapitaLand Ltd	93,000	251
General Electric Co	32,210	607	Castellum AB	11,100	101
Morgan Crucible Co PLC	22,559	74	CB Richard Ellis Group Inc (a)	44,300	767
Nikkiso Co Ltd	5,000	39	Conwert Immobilien Invest SE	9,900	114
Siemens AG	4,263	416	Daito Trust Construction Co Ltd	2,200	117
Wartsila OYJ	1,777	90	Fabege AB	26,700	166
	$ 1,500		FKP Property Group	468,524	366
Office & Business Equipment - 0.05%			Hang Lung Properties Ltd	66,000	238
Xerox Corp	22,828	249	Henderson Land Development Co Ltd	60,000	378
			Henderson Land Development Co Ltd - Warrants	12,000	—
			(a),(b),(c)
Oil & Gas - 1.18%
BP PLC	89,634	782	Hongkong Land Holdings Ltd	93,000	492
Chevron Corp	4,154	338	Hysan Development Co Ltd	206,000	604
ConocoPhillips	8,093	479	Jones Lang LaSalle Inc	9,500	749
ENI SpA	16,158	361	Mitsui Fudosan Co Ltd	14,000	259
Exxon Mobil Corp	13,990	949	New World Development Ltd	133,000	236

See accompanying notes

122

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate (continued)			REITS (continued)
Renhe Commercial Holdings Co Ltd	980,000 $	239	K-REIT Asia	378,000 $	306
Shimao Property Holdings Ltd	152,500	233	Land Securities Group PLC	77,900	779
Shui On Land Ltd	900,000	408	Link REIT/The	100,000	245
Sino Land Co Ltd	348,000	625	Macerich Co/The	5,644	252
SM Prime Holdings Inc	500,000	114	Mack-Cali Realty Corp	2,723	94
Sponda OYJ	31,000	122	Medical Properties Trust Inc	14,424	145
Sun Hung Kai Properties Ltd	142,000	1,969	Mid-America Apartment Communities Inc	6,200	343
Swiss Prime Site AG (a)	6,300	373	Mirvac Group	393,230	505
Technopolis PLC	15,500	75	National Health Investors Inc	9,400	382
Tokyo Tatemono Co Ltd	40,000	185	National Retail Properties Inc	3,995	94
Wihlborgs Fastigheter AB	8,000	161	Nippon Commercial Investment Corp	257	299
	$ 10,237		Northern Property Real Estate Investment Trust	13,100	312
REITS - 9.00%			Omega Healthcare Investors Inc	26,000	520
Acadia Realty Trust	27,000	515	Orix JREIT Inc	41	201
Alstria Office REIT-AG	12,900	143	Public Storage Inc	8,300	804
AMB Property Corp	15,800	440	Ramco-Gershenson Properties Trust	49,397	615
American Campus Communities Inc	9,500	268	RioCan Real Estate Investment Trust	29,300	560
Annaly Capital Management Inc	10,780	183	Simon Property Group Inc	26,451	2,355
Apartment Investment & Management Co	21,000	470	SL Green Realty Corp	7,300	454
Ascendas Real Estate Investment Trust	174,000	243	Societe Immobiliere de Location pour l'Industrie et	2,625	309
Ashford Hospitality Trust Inc (a)	20,000	186	le Commerce
Astro Japan Property Group	536,603	179	Stockland	107,000	390
Australand Property Group	96,080	257	Strategic Hotels & Resorts Inc (a)	75,000	482
AvalonBay Communities Inc	10,500	1,092	Sun Communities Inc	11,500	332
BioMed Realty Trust Inc	6,523	121	Sunstone Hotel Investors Inc (a)	15,000	191
Boston Properties Inc	11,277	889	Tishman Speyer Office Fund (a)	540,000	222
Brandywine Realty Trust	16,286	208	Unibail-Rodamco SE	7,820	1,478
British Land Co PLC	97,500	692	United Urban Investment Corp	25	163
Camden Property Trust	14,708	712	Vastned Offices/Industrial NV	14,400	220
Canadian Real Estate Investment Trust	10,900	307	Vastned Retail NV	4,020	233
CapitaCommercial Trust	664,000	581	Ventas Inc	3,729	176
CapLease Inc	92,800	541	Vornado Realty Trust	11,642	971
CBL & Associates Properties Inc	43,129	630	Washington Real Estate Investment Trust	3,107	98
Challenger Diversified Property Group	305,000	156	Westfield Group	194,688	2,300
Champion REIT	421,000	196		$ 40,873
Charter Hall Office REIT	1,953,000	535	Retail - 0.64%
Colonial Properties Trust	7,360	116	Gap Inc/The	2,663	66
Cominar Real Estate Investment Trust	19,000	359	Home Depot Inc	5,514	194
Commonwealth Property Office Fund	360,000	307	Inergy LP	58,000	2,205
Corio NV	3,800	220	Ruby Tuesday Inc (a)	7,640	86
Derwent London PLC	15,000	330	Wesfarmers Ltd	9,733	261
Dexus Property Group	741,430	550	Wesfarmers Ltd	3,517	94
Digital Realty Trust Inc	9,300	546		$ 2,906
DuPont Fabros Technology Inc	7,000	155	Savings & Loans - 0.07%
Education Realty Trust Inc	41,700	295	Dime Community Bancshares	10,520	134
Entertainment Properties Trust	12,126	530	New York Community Bancorp Inc	12,435	205
Equity Lifestyle Properties Inc	4,100	228		$ 339
Equity Residential	14,306	648	Semiconductors - 0.08%
Essex Property Trust Inc	8,800	931	Intel Corp	15,916	363
Eurocommercial Properties NV	5,826	218
Federal Realty Investment Trust	7,865	609	Storage & Warehousing - 0.03%
Fonciere Des Regions	850	88	Safestore Holdings PLC	57,700	119
Fonciere Des Regions - Warrants (a)	800	1
General Growth Properties Inc	25,700	403	Telecommunications - 0.62%
GPT Group	370,000	198	AT&T Inc	27,848	726
Great Portland Estates PLC	44,950	215	BCE Inc	3,400	102
H&R Real Estate Investment Trust	19,436	333	BT Group PLC	66,286	128
Hammerson PLC	91,400	533	France Telecom SA	3,966	87
HCP Inc	4,157	134	Nippon Telegraph & Telephone Corp	3,800	155
Health Care REIT Inc	24,900	1,119	Nokia OYJ	14,030	172
Hersha Hospitality Trust	86,899	501	NTT DoCoMo Inc	152	236
Highwoods Properties Inc	6,400	205	Qwest Communications International Inc	9,733	51
Home Properties Inc	6,500	323	Telecom Italia SpA	114,660	160
Hospitality Properties Trust	33,100	877	Telecom Italia SpA - RNC	71,550	81
Host Hotels & Resorts Inc	92,631	1,506	Telstra Corp Ltd	61,067	179
ICADE	3,050	296	Telus Corp	4,700	167
ING Office Fund	510,000	286	Verizon Communications Inc	2,025	58
Japan Excellent Inc	24	125	Vodafone Group PLC	170,585	378
Japan Retail Fund Investment Corp	462	622	Windstream Corp	9,262	102
Kenedix Realty Investment Corp	95	312		$ 2,782
Klepierre	11,025	380

See accompanying notes

123

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Textiles - 0.01%			Insurance (continued)
Pacific Textile Holdings Ltd	111,000 $	65	Aegon NV 7.25%	800 $	17
			Allianz SE	103,000	2,688
Toys, Games & Hobbies - 0.04%			Arch Capital Group Ltd 7.88%	18,900	472
Mattel Inc	7,872	181	Arch Capital Group Ltd 8.00%	8,100	205
			Axis Capital Holdings Ltd	16,000	1,512
Trucking & Leasing - 0.05%			Delphi Financial Group Inc 7.38%	3,600	77
TAL International Group Inc	8,843	230	Delphi Financial Group Inc 8.00%	6,400	162
			Everest Re Capital Trust II	19,800	427
TOTAL COMMON STOCKS	$ 135,453		ING Groep NV 6.13%	2,100	37
PREFERRED STOCKS - 8.53%	Shares Held Value (000's)		ING Groep NV 6.20%	1,000	18
Banks - 1.46%			ING Groep NV 7.05%	9,300	185
Banesto Holdings Ltd (d)	3,856	97	ING Groep NV 7.20%	22,500	455
Barclays Bank PLC 6.63%	16,400	358	ING Groep NV 8.50%	23,800	558
Barclays Bank PLC 7.75%	58,900	1,445	Lincoln National Corp 6.75%	3,800	90
Barclays Bank PLC 8.13%	4,000	101	PLC Capital Trust III	8,600	212
BB&T Capital Trust VI	500	14	PLC Capital Trust V	4,800	101
BB&T Capital Trust VII	50,000	1,332	RenaissanceRe Holdings Ltd - Series B	5,300	129
CoBank ACB 11.00%; Series C (d)	6,000	322	RenaissanceRe Holdings Ltd - Series C	3,200	65
CoBank ACB 11.00%; Series D (b)	8,400	451	RenaissanceRe Holdings Ltd - Series D	24,800	547
Fifth Third Capital Trust V	1,800	43	Torchmark Capital Trust III	1,800	44
Fifth Third Capital Trust VI	2,400	57			$ 10,273
Fifth Third Capital Trust VII	22,400	591	Media - 0.28%
Fleet Capital Trust VIII	1,300	30	CBS Corp 6.75%	34,100	809
HSBC Holdings PLC 6.20%	21,800	492	Viacom Inc	19,100	477
Keycorp Capital VI	700	14			$ 1,286
KeyCorp Capital X	13,500	337	Oil & Gas - 0.02%
M&T Capital Trust IV	7,700	208	Nexen Inc	2,900	72
National Bank of Greece SA	1,500	28
National City Capital Trust II	3,100	73	REITS - 2.43%
National City Capital Trust III	1,000	23	BRE Properties Inc - Series C	25,000	570
Santander Finance Preferred SA Unipersonal	15,500	421	Developers Diversified Realty Corp 7.38%	16,600	373
SunTrust Capital IX	4,600	115	Developers Diversified Realty Corp 7.50%	4,000	90
USB Capital XII	1,300	31	Developers Diversified Realty Corp 8.00%	2,700	65
VNB Capital Trust I	800	20	Duke Realty Corp 6.50%	500	11
Wachovia Capital Trust X	1,200	31	Duke Realty Corp 6.60%	36,400	798
	$ 6,634		Duke Realty Corp 6.63%	1,300	28
Diversified Financial Services - 1.45%			Duke Realty Corp 6.95%	10,000	230
Ameriprise Financial Inc	11,100	293	Harris Preferred Capital Corp	10,500	259
Citigroup Capital VIII	1,000	22	HRPT Properties Trust 7.50%	34,700	692
Citigroup Capital XIX	13,800	317	Kimco Realty Corp 6.65%	7,600	177
Citigroup Capital XV	4,500	94	Kimco Realty Corp 7.75%	62,500	1,612
Corporate-Backed Trust Certificates 6.00%	1,100	25	Prologis - Series G	8,000	173
CORTS Trust for First Union Institutional Capital I	1,800	47	PS Business Parks Inc - Series L	1,900	47
Countrywide Financial Corp	8,500	184	PS Business Parks Inc - Series M	70,000	1,653
Credit Suisse Guernsey Ltd	25,600	661	Public Storage Inc (a)	4,703	117
Deutsche Bank Capital Funding Trust IX	4,200	97	Public Storage Inc 6.45%; Series F	16,900	398
Deutsche Bank Capital Funding Trust X	6,700	159	Public Storage Inc 6.45%; Series X	1,300	30
Deutsche Bank Contingent Capital Trust II	10,700	237	Public Storage Inc 6.60%; Series C	21,400	518
Deutsche Bank Contingent Capital Trust III	102,700	2,550	Public Storage Inc 6.75%; Series L	1,600	40
Deutsche Bank Contingent Capital Trust V	28,400	727	Public Storage Inc 6.95%; Series H	4,900	122
Morgan Stanley Capital Trust III	7,600	167	Regency Centers Corp 7.25%	3,100	73
Morgan Stanley Capital Trust IV	26,700	579	Regency Centers Corp 7.45%	8,100	195
Morgan Stanley Capital Trust V	3,800	77	UDR Inc	700	17
National City Capital Trust IV	9,700	249	Vornado Realty LP	94,200	2,418
PreferredPlus TR-CCR1	2,000	49	Vornado Realty Trust - Series F	4,000	91
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,600	32	Weingarten Realty Investors 6.50%	6,000	134
PreferredPlus TR-CCR1 6.00%; Series GSC4	300	6	Weingarten Realty Investors 6.75%	1,600	36
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,200	25	Weingarten Realty Investors 8.10%	2,400	54
	$ 6,597				$ 11,021
Electric - 0.30%			Telecommunications - 0.33%
Entergy Mississippi Inc (a)	10,000	246	Telephone & Data Systems Inc 7.60%	57,100	1,405
Entergy Texas Inc	10,400	290	United States Cellular Corp 7.50%	3,700	92
FPL Group Capital Inc 8.75%	5,900	171			$ 1,497
PPL Capital Funding Inc	6,200	157	TOTAL PREFERRED STOCKS		$ 38,751
SCANA Corp	18,500	507		Principal
	$ 1,371			Amount
Insurance - 2.26%			BONDS - 52.23%	(000's)	Value (000's)
Aegon NV 6.375%	98,600	1,906	Advertising - 0.72%
Aegon NV 6.50%	15,300	295	Affinion Group Inc
Aegon NV 6.875%	3,500	71	10.13%, 10/15/2013	$ 250	$ 259

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Advertising (continued)			Banks (continued)
Affinion Group Inc (continued)			JP Morgan Chase & Co
10.13%, 10/15/2013	$ 1,750 $	1,816	7.90%, 4/29/2049(e)	$ 2,900 $	3,046
Lamar Media Corp			Kazkommerts International BV
7.88%, 4/15/2018(d)	750	767	8.50%, 4/16/2013	100	98
MDC Partners Inc			KeyCorp Capital III
11.00%, 11/1/2016(d)	365	400	7.75%, 7/15/2029	395	384
	$ 3,242		National Australia Bank/New York
Aerospace & Defense - 1.19%			8.00%, 9/29/2049	800	854
Global Aviation Holdings Ltd			NB Capital Trust IV
14.00%, 8/15/2013(d)	2,000	2,082	8.25%, 4/15/2027	200	202
Triumph Group Inc			Societe Generale
8.00%, 11/15/2017	250	250	8.75%, 4/7/2049	2,770	2,981
Vought Aircraft Industries Inc			SunTrust Capital VIII
8.00%, 7/15/2011	1,500	1,506	6.10%, 12/15/2036	1,600	1,347
Wyle Services Corp			Susquehanna Capital II
10.50%, 4/1/2018(d)	1,500	1,562	11.00%, 3/23/2040	750	795
	$ 5,400		VTB Capital SA
Agriculture - 0.19%			6.25%, 6/30/2035(d)	400	401
MHP SA			Wachovia Capital Trust V
10.25%, 4/29/2015(c),(d)	100	98	7.97%, 6/1/2027(d)	1,000	1,001
Vector Group Ltd				$ 27,942
11.00%, 8/15/2015(d)	750	774	Building Materials - 0.26%
	$ 872		Cemex Finance LLC
Airlines - 0.89%			9.50%, 12/14/2016(d)	100	101
American Airlines Pass Through Trust 2001-02			Desarrolladora Homex SAB de CV
7.86%, 10/1/2011	230	237	9.50%, 12/11/2019(d)	425	451
American Airlines Pass Through Trust 2009-1A			Urbi Desarrollos Urbanos SAB de CV
10.38%, 7/2/2019	174	199	9.50%, 1/21/2020(d)	587	637
Delta Air Lines Inc				$ 1,189
6.72%, 1/2/2023	309	297	Chemicals - 0.57%
7.92%, 5/18/2012	250	255	CPG International I Inc
12.25%, 3/15/2015(d)	1,400	1,512	7.18%, 7/1/2012(e)	250	240
UAL 2009-1 Pass Through Trust			10.50%, 7/1/2013	2,000	2,020
10.40%, 11/1/2016(c)	215	233	Sociedad Quimica y Minera de Chile SA
UAL 2009-2A Pass Through Trust			5.50%, 4/21/2020(d)	300	300
9.75%, 1/15/2017	250	274		$ 2,560
United Air Lines Inc			Coal - 0.68%
9.88%, 8/1/2013(d)	970	1,016	Adaro Indonesia PT
	$ 4,023		7.63%, 10/22/2019(d)	100	105
Banks - 6.16%			Bumi Capital Pte Ltd
Abbey National Capital Trust I			12.00%, 11/10/2016(d)	1,750	1,932
8.96%, 12/29/2049	1,500	1,666	Consol Energy Inc
Banco do Brasil Cayman			8.25%, 4/1/2020(d)	1,000	1,065
8.50%, 12/29/2049(d)	458	511		$ 3,102
Banco Industrial e Comercial SA			Commercial Services - 2.40%
8.50%, 4/27/2020(d)	316	307	Alion Science and Technology Corp
Barclays Bank PLC			12.00%, 11/1/2014(d)	1,500	1,568
6.28%, 12/15/2034	100	84	Aramark Corp
7.43%, 9/15/2049(d),(e)	1,050	1,029	8.50%, 2/1/2015	315	323
BBVA International Preferred SA Unipersonal			Catalent Pharma Solutions Inc
5.92%, 12/29/2049(e)	1,500	1,204	9.50%, 4/15/2015	2,103	2,134
BNP Paribas			Laureate Education Inc
7.20%, 6/29/2049(d)	2,400	2,256	10.00%, 8/15/2015(d)	2,000	2,065
BPCE SA			Live Nation Entertainment Inc
12.50%, 9/30/2049(d)	500	601	8.13%, 5/15/2018(d),(f)	1,160	1,192
CIT Group Inc			NCO Group Inc
7.00%, 5/1/2016	2,400	2,283	11.88%, 11/15/2014	1,650	1,605
Credit Agricole SA			PharmaNet Development Group Inc
9.75%, 6/29/2049	2,600	2,736	10.88%, 4/15/2017(d)	2,000	2,047
Credito Real SA de CV				$ 10,934
10.25%, 4/14/2015(c),(d)	754	754	Computers - 0.55%
First Hawaiian Capital I			Compucom Systems Inc
8.34%, 7/1/2027	1,000	1,020	12.50%, 10/1/2015(d)	150	159
First Union Capital I			Stratus Technologies Inc
7.94%, 1/15/2027	350	365	12.00%, 3/29/2015(d)	2,250	2,174
First Union Institutional Capital I			SunGard Data Systems Inc
8.04%, 12/1/2026	1,550	1,618	10.25%, 8/15/2015	140	148
First Union Institutional Capital II				$ 2,481
7.85%, 1/1/2027	400	399
See accompanying notes			125

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Consumer Products - 0.13%			Electric (continued)
Prestige Brands Inc			Dubai Electricity & Water Authority
8.25%, 4/1/2018(d)	$ 560 $	577	8.50%, 4/22/2015(d)	$ 460 $	474
			Dynegy Holdings Inc
Distribution & Wholesale - 0.87%			8.38%, 5/1/2016	1,250	1,100
Intcomex Inc			Edison Mission Energy
13.25%, 12/15/2014(d)	2,000	2,020	7.50%, 6/15/2013	1,250	1,112
Minerva Overseas II Ltd			Elwood Energy LLC
10.88%, 11/15/2019(d)	1,286	1,392	8.16%, 7/5/2026	215	206
10.88%, 11/15/2019	220	238	FPL Group Capital Inc
VWR Funding Inc			7.30%, 9/1/2067(e)	200	205
10.25%, 7/15/2015	264	279	Indiantown Cogeneration LP
	$ 3,929		9.26%, 12/15/2010	99	101
Diversified Financial Services - 5.73%			Midwest Generation LLC
AngloGold Ashanti Holdings PLC			8.56%, 1/2/2016	343	350
5.38%, 4/15/2020	195	197	NRG Energy Inc
Capital One Capital III			8.50%, 6/15/2019	175	178
7.69%, 8/15/2036	1,300	1,274	Reliant Energy Mid-Atlantic Power Holdings LLC
Capital One Capital VI			9.24%, 7/2/2017	378	392
8.88%, 5/15/2040	840	933	United Maritime Group LLC/United Maritime
CEDC Finance Corp International Inc			Group Finance Corp
9.13%, 12/1/2016(d)	860	912	11.75%, 6/15/2015(d)	2,000	2,080
CEVA Group PLC				$ 7,462
11.50%, 4/1/2018(d)	550	592	Electrical Components & Equipment - 0.36%
11.63%, 10/1/2016(d)	1,050	1,140	Coleman Cable Inc
Chukchansi Economic Development Authority			9.00%, 2/15/2018(d)	1,600	1,634
4.02%, 11/15/2012(d),(e)	2,000	1,570
Citigroup Capital XXI			Entertainment - 1.48%
8.30%, 12/21/2057	1,400	1,400	Lions Gate Entertainment Inc
City National Capital Trust I			10.25%, 11/1/2016(d)	1,500	1,552
9.63%, 2/1/2040	300	336	Pinnacle Entertainment Inc
DTEK Finance BV			8.75%, 5/15/2020(d),(f)	1,100	1,099
9.50%, 4/28/2015(d)	1,154	1,154	River Rock Entertainment Authority/The
Financiera Independencia SAB de CV			9.75%, 11/1/2011	2,250	2,137
10.00%, 3/30/2015(d)	1,982	1,997	Snoqualmie Entertainment Authority
Grupo Papelero Scribe SA			4.14%, 2/1/2014(d),(e)	750	601
8.88%, 4/7/2020(d)	1,682	1,581	9.13%, 2/1/2015(d)	1,330	1,137
Icahn Enterprises LP / Icahn Enterprises Finance			WMG Holdings Corp
Corp			9.50%, 12/15/2014	220	223
7.75%, 1/15/2016(d)	2,000	1,945		$ 6,749
International Lease Finance Corp			Food - 0.55%
6.38%, 3/25/2013	1,500	1,444	B&G Foods Inc
8.63%, 9/15/2015(d)	1,260	1,244	7.63%, 1/15/2018	170	175
LBI Escrow Corp			C&S Group Enterprises LLC
8.00%, 11/1/2017(d)	1,280	1,327	8.38%, 5/1/2017(d)	1,990	2,005
MBNA Capital A			Smithfield Foods Inc
8.28%, 12/1/2026	1,000	1,012	10.00%, 7/15/2014(d)	300	337
Nuveen Investments Inc				$ 2,517
10.50%, 11/15/2015	2,000	2,000	Forest Products & Paper - 0.29%
Old Mutual Capital Funding			Corp Durango SAB de CV
8.00%, 5/29/2049	1,500	1,428	6.00%, 8/27/2016(e)	1,667	1,325
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp			Healthcare - Products - 0.25%
9.25%, 4/1/2015(d)	200	208	Biomet Inc
Pontis Ltd			11.63%, 10/15/2017	1,000	1,120
6.25%, 7/20/2010(c),(d)	600	600
TNK-BP Finance SA			Healthcare - Services - 0.35%
6.63%, 3/20/2017(d)	450	460	Apria Healthcare Group Inc
7.25%, 2/2/2020(d)	1,220	1,257	12.38%, 11/1/2014(d)	1,350	1,492
	$ 26,011		Community Health Systems Inc
Electric - 1.65%			8.88%, 7/15/2015	100	105
AES Corp/The				$ 1,597
9.75%, 4/15/2016(d)	300	328	Holding Companies - Diversified - 0.06%
AES Red Oak LLC			Susser Holdings LLC / Susser Finance Corp
8.54%, 11/30/2019	193	197	10.63%, 12/15/2013	250	264
CMS Energy Corp
8.75%, 6/15/2019	25	29	Insurance - 3.36%
Dominion Resources Inc/VA			AXA SA
7.50%, 6/30/2066	700	710	6.38%, 12/29/2049(d),(e)	1,700	1,513

See accompanying notes

126

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Insurance (continued)			Machinery - Diversified - 0.13%
Catlin Insurance Co Ltd			CPM Holdings Inc
7.25%, 12/18/2049(d)	$ 2,150 $	1,924	10.63%, 9/1/2014(d)	$ 100 $	107
Delphi Financial Group Inc			Douglas Dynamics LLC
7.88%, 1/31/2020	800	860	7.75%, 1/15/2012(d)	500	505
Liberty Mutual Group Inc				$ 612
7.00%, 3/15/2037(d),(e)	300	266	Media - 1.02%
7.80%, 3/15/2037(d)	1,500	1,387	Cablevision Systems Corp
10.75%, 6/15/2058(d),(e)	210	245	8.00%, 4/15/2020	500	509
Lincoln National Corp			CCO Holdings LLC / CCO Holdings Capital Corp
7.00%, 5/17/2066(e)	275	254	8.13%, 4/30/2020(d)	2,000	2,045
MetLife Capital Trust IV			Clear Channel Worldwide Holdings Inc
7.88%, 12/15/2037(d)	1,200	1,252	9.25%, 12/15/2017(d)	38	40
MetLife Capital Trust X			9.25%, 12/15/2017(d)	152	163
9.25%, 4/8/2068(d)	1,000	1,170	Nielsen Finance LLC / Nielsen Finance Co
Nationwide Financial Services			0.00%, 8/1/2016(e)	1,800	1,746
6.75%, 5/15/2037	2,180	1,864	UPC Holding BV
Progressive Corp/The			9.88%, 4/15/2018(d)	155	163
6.70%, 6/15/2037	300	297		$ 4,666
Prudential Financial Inc			Mining - 0.37%
8.88%, 6/15/2038(e)	300	338	Prime Dig Pte Ltd
Unitrin Inc			11.75%, 11/3/2014	1,385	1,517
6.00%, 5/15/2017	150	146	Southern Copper Corp
USI Holdings Corp			5.38%, 4/16/2020	95	96
9.75%, 5/15/2015(d)	2,173	2,091	Vedanta Resources PLC
XL Capital Ltd			9.50%, 7/18/2018(d)	100	109
6.50%, 12/31/2049(e)	2,000	1,640		$ 1,722
	$ 15,247		Miscellaneous Manufacturing - 1.29%
Internet - 0.54%			Amsted Industries Inc
GXS Worldwide Inc			8.13%, 3/15/2018(d)	2,000	2,000
9.75%, 6/15/2015(d)	2,500	2,450	Eastman Kodak Co
			7.25%, 11/15/2013	1,470	1,464
Investment Companies - 0.35%			9.75%, 3/1/2018(d)	530	553
Allied Capital Corp			RBS Global Inc / Rexnord LLC
6.00%, 4/1/2012	218	219	8.50%, 5/1/2018(d)	1,850	1,855
6.63%, 7/15/2011	490	495		$ 5,872
Man Group PLC			Mortgage Backed Securities - 3.26%
11.00%, 5/7/2049	836	876	Banc of America Commercial Mortgage Inc
	$ 1,590		5.17%, 9/10/2047	200	203
Iron & Steel - 0.68%			5.49%, 2/10/2051	205	205
Evraz Group SA			Bear Stearns Commercial Mortgage Securities
9.50%, 4/24/2018(d)	458	485	8.14%, 2/15/2032(e)	350	350
Standard Steel LLC/Standard Steel Finance Corp			Citigroup Commercial Mortgage Trust
12.00%, 5/1/2015(c),(d)	2,500	2,410	5.32%, 12/17/2049(d)	746	673
Steel Dynamics Inc			6.10%, 12/10/2049	300	320
6.75%, 4/1/2015	190	194	Citigroup/Deutsche Bank Commercial Mortgage
	$ 3,089		Trust
Leisure Products & Services - 0.89%			5.89%, 11/15/2044	300	303
Easton-Bell Sports Inc			Commercial Mortgage Loan Trust
9.75%, 12/1/2016(d)	150	160	6.22%, 9/10/2017(e)	705	713
Royal Caribbean Cruises Ltd			Commercial Mortgage Pass Through Certificates
6.88%, 12/1/2013	325	336	6.01%, 12/10/2049(e)	560	576
Sabre Holdings Corp			Credit Suisse Mortgage Capital Certificates
8.35%, 3/15/2016(e)	2,000	1,930	0.13%, 9/15/2040(d),(e)	79,480	508
Travelport LLC			5.38%, 11/15/2016(d)	400	397
9.88%, 9/1/2014	250	263	5.73%, 2/15/2039(e)	100	85
11.88%, 9/1/2016	1,250	1,369	5.85%, 3/15/2039(e)	200	204
	$ 4,058		5.91%, 6/15/2039(e)	375	358
Lodging - 1.08%			6.42%, 9/15/2017(e)	228	223
Harrah's Operating Co Inc			GMAC Commercial Mortgage Securities Inc
10.75%, 2/1/2016	1,500	1,320	7.84%, 8/16/2033	350	351
12.75%, 4/15/2018(d)	1,000	989	GS Mortgage Securities Corp II
MGM Mirage			5.37%, 8/17/2016(d)	400	385
11.38%, 3/1/2018(d)	2,000	2,055	6.00%, 8/10/2045(e)	450	441
Wyndham Worldwide Corp			JP Morgan Chase Commercial Mortgage Securities
7.38%, 3/1/2020	350	361	Corp
9.88%, 5/1/2014	170	194	4.99%, 9/12/2037	200	172
	$ 4,919		5.31%, 1/15/2049	803	807
			5.92%, 10/12/2016(e)	600	630
			5.94%, 2/12/2049(e)	300	304

See accompanying notes

127

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Pharmaceuticals - 0.45%
LB-UBS Commercial Mortgage Trust			BioScrip Inc
0.39%, 9/15/2037(d),(e)	$ 54,562 $	610	10.25%, 10/1/2015(d)	$ 2,000 $	2,050
0.71%, 2/15/2040(e)	24,301	414
5.41%, 9/15/2039(e)	990	954	Pipelines - 0.03%
5.86%, 7/15/2040(e)	445	445	Copano Energy LLC / Copano Energy Finance
6.08%, 6/15/2038(e)	400	422	Corp
7.70%, 7/15/2032	350	350	8.13%, 3/1/2016	140	142
Merrill Lynch/Countrywide Commercial Mortgage
Trust			Real Estate - 0.42%
5.64%, 11/12/2016	250	261	Country Garden Holdings Co
Morgan Stanley Capital I			11.25%, 4/22/2017(d)	700	691
5.63%, 6/12/2012	800	810	11.75%, 9/10/2014(d)	1,145	1,202
Morgan Stanley Reremic Trust				$ 1,893
4.97%, 4/15/2040(c),(d)	850	723	REITS - 0.13%
RBSCF Trust			DuPont Fabros Technology LP
4.66%, 4/15/2015(d)	150	147	8.50%, 12/15/2017(d)	550	571
6.00%, 7/17/2014(d),(e)	150	139
Wachovia Bank Commercial Mortgage Trust			Retail - 1.51%
0.66%, 6/15/2035(d)	26,165	696	Dave & Buster's Inc
5.34%, 11/15/2048	508	476	11.25%, 3/15/2014	1,630	1,708
5.37%, 11/15/2048	200	162	El Pollo Loco Inc
	$ 14,817		11.75%, 12/1/2012	250	261
Municipals - 0.13%			Landry's Restaurants Inc
City of Buenos Aires			11.63%, 12/1/2015(d)	1,505	1,625
12.50%, 4/6/2015(d)	566	594	11.63%, 12/1/2015(d)	745	805
			Rite Aid Corp
Oil & Gas - 2.41%			9.50%, 6/15/2017	2,500	2,187
Alliance Oil Co Ltd			Sally Holdings LLC/Sally Capital Inc
9.88%, 3/11/2015(d)	1,460	1,497	10.50%, 11/15/2016	250	274
Continental Resources Inc/OK				$ 6,860
7.38%, 10/1/2020(d)	1,500	1,553	Savings & Loans - 0.08%
Denbury Resources Inc			Sovereign Capital Trust VI
8.25%, 2/15/2020	746	800	7.91%, 6/13/2036	400	380
9.75%, 3/1/2016	145	160
Ecopetrol SA			Semiconductors - 0.46%
7.63%, 7/23/2019	700	784	Freescale Semiconductor Inc
Gaz Capital SA for Gazprom			9.25%, 4/15/2018(d)	2,000	2,080
7.29%, 8/16/2037(d)	1,725	1,708
9.25%, 4/23/2019(d)	100	118	Software - 1.03%
KazMunaiGaz Finance Sub BV			First Data Corp
7.00%, 5/5/2020(c),(d),(f)	307	305	9.88%, 9/24/2015	1,700	1,556
Lukoil International Finance BV			9.88%, 9/24/2015	300	271
7.25%, 11/5/2019(d)	350	365	JDA Software Group Inc
Petrobras International Finance Co			8.00%, 12/15/2014(d)	400	419
6.88%, 1/20/2040	183	189	Mantech International Corp
Petrohawk Energy Corp			7.25%, 4/15/2018(d)	500	511
9.13%, 7/15/2013	340	355	Open Solutions Inc
Petroleos de Venezuela SA			9.75%, 2/1/2015(d)	2,250	1,901
5.00%, 10/28/2015	1,067	683		$ 4,658
5.13%, 10/28/2016	241	151	Sovereign - 1.59%
5.25%, 4/12/2017	950	616	Argentina Bonos
Pioneer Natural Resources Co			7.00%, 10/3/2015	429	349
6.65%, 3/15/2017	180	185	Argentina Government International Bond
SandRidge Energy Inc			8.28%, 12/31/2033	600	446
8.63%, 4/1/2015	850	856	Brazilian Government International Bond
8.75%, 1/15/2020(d)	650	653	5.88%, 1/15/2019	600	644
	$ 10,978		Colombia Government International Bond
Oil & Gas Services - 1.01%			7.38%, 3/18/2019	547	628
Aquilex Holdings LLC/Aquilex Finance Corp			Indonesia Government International Bond
11.13%, 12/15/2016(d)	2,000	2,170	11.63%, 3/4/2019(d)	525	759
Thermon Industries Inc			Peruvian Government International Bond
9.50%, 5/1/2017(d)	2,350	2,397	7.13%, 3/30/2019	641	754
	$ 4,567		Russian Foreign Bond - Eurobond
Other Asset Backed Securities - 0.54%			3.63%, 4/29/2015(d)	400	390
Applebee's Enterprises LLC			Ukraine Government International Bond
6.43%, 12/20/2012(c),(d)	2,628	2,444	6.58%, 11/21/2016(d)	300	285
			6.58%, 11/21/2016	100	97
			United Mexican States
			5.95%, 3/19/2019	1,000	1,076

See accompanying notes

128

Schedule of Investments
Global Diversified Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS -	Amount
BONDS (continued)	(000's)	Value (000's)	0.52%	(000's)	Value (000's)
Sovereign (continued)			Electric - 0.09%
United Mexican States (continued)			Texas Competitive Electric Holdings Co LLC,
6.05%, 1/11/2040	$ 162	$ 159	Term Loan B3
Venezuela Government International Bond			3.75%, 10/10/2014(e)	$ 492	$ 400
5.75%, 2/26/2016	240	173
6.00%, 12/9/2020	200	127	Lodging - 0.11%
8.50%, 10/8/2014	567	489	Harrah's Operating Co Inc, Term Increment Loan
9.25%, 9/15/2027	1,112	865	B4
		$ 7,241	9.50%, 10/23/2016(e)	499	517
Telecommunications - 4.14%
Clearwire Communications LLC/Clearwire Finance			Software - 0.32%
Inc			Merrill Corp, Term Loan
12.00%, 12/1/2015(d)	850	882	8.50%, 12/20/2012(e)	1,541	1,452
12.00%, 12/1/2015(d)	1,150	1,199
Cleveland Unlimited Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$ 2,369
13.50%, 12/15/2010(d),(e)	250	241		Maturity
Cricket Communications Inc				Amount
7.75%, 5/15/2016	100	104	REPURCHASE AGREEMENTS - 2.87%	(000's)	Value (000's)
9.38%, 11/1/2014	135	140	Banks - 2.87%
10.00%, 7/15/2015	1,000	1,058	Investment in Joint Trading Account; Bank of	$ 3,573	$ 3,574
Digicel Group Ltd			America Repurchase Agreement; 0.19%
9.13%, 1/15/2015(d)	825	833	dated 04/30/10 maturing 05/03/10
10.50%, 4/15/2018(d)	1,055	1,126	(collateralized by US Treasury Notes;
DigitalGlobe Inc			$3,644,605; 0.00% - 4.63%; dated 06/25/10 -
10.50%, 5/1/2014(d)	195	213	10/15/15)
Frontier Communications Corp			Investment in Joint Trading Account; Credit Suisse	2,324	2,324
8.13%, 10/1/2018	250	256	Repurchase Agreement; 0.19% dated
Globo Comunicacoe e Participacoes SA			04/30/10 maturing 05/03/10 (collateralized by
7.25%, 4/26/2022(d)	200	209	Sovereign Agency Issues; $2,370,622; 0.00%
Intelsat Luxembourg SA			- 5.50%; dated 03/03/10 - 10/05/29)
11.25%, 2/4/2017	1,220	1,278	Investment in Joint Trading Account; Deutsche	3,573	3,573
Level 3 Financing Inc			Bank Repurchase Agreement; 0.18% dated
9.25%, 11/1/2014	210	208	04/30/10 maturing 05/03/10 (collateralized by
10.00%, 2/1/2018(d)	1,500	1,477	Sovereign Agency Issues; $3,644,604; 1.13%
Nextel Communications Inc			- 3.75%; dated 09/09/11 - 03/09/12)
7.38%, 8/1/2015	250	243	Investment in Joint Trading Account; Morgan	3,573	3,573
Sprint Nextel Corp			Stanley Repurchase Agreement; 0.18% dated
6.00%, 12/1/2016	250	231	04/30/10 maturing 05/03/10 (collateralized by
8.38%, 8/15/2017	200	207	Sovereign Agency Issues; $3,644,605; 0.00%
Telcordia Technologies Inc			- 5.85%; dated 03/03/10 - 02/19/25)
4.05%, 7/15/2012(d),(e)	185	185			$ 13,044
10.00%, 3/15/2013(d)	1,250	1,252	TOTAL REPURCHASE AGREEMENTS		$ 13,044
11.00%, 5/1/2018(d)	2,650	2,703	Total Investments		$ 426,900
Telemar Norte Leste SA			Other Assets in Excess of Liabilities, Net -
9.50%, 4/23/2019(d)	375	446	6.00%		$ 27,234
VIP Finance Ireland Ltd for OJSC Vimpel			TOTAL NET ASSETS - 100.00%		$ 454,134
Communications
8.38%, 4/30/2013(d)	100	107
9.13%, 4/30/2018(d)	1,620	1,845	(a) Non-Income Producing Security
West Corp			(b) Security is Illiquid
9.50%, 10/15/2014	767	794	(c)	Market value is determined in accordance with procedures established in
11.00%, 10/15/2016	725	778	good faith by the Board of Directors. At the end of the period, the value of
Wind Acquisition Finance SA			these securities totaled $7,567 or 1.67% of net assets.
11.75%, 7/15/2017(d)	340	378	(d)	Security exempt from registration under Rule 144A of the Securities Act of
Windstream Corp			1933. These securities may be resold in transactions exempt from
8.63%, 8/1/2016	375	384	registration, normally to qualified institutional buyers. Unless otherwise
		$ 18,777	indicated, these securities are not considered illiquid. At the end of the
TOTAL BONDS		$ 237,207	period, the value of these securities totaled $132,405 or 29.16% of net
	Principal		assets.
	Amount		(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
CONVERTIBLE BONDS - 0.02%	(000's)	Value (000's)	(f) Security purchased on a when-issued basis.
Agriculture - 0.02%
Vector Group Ltd
6.14%, 6/15/2026	70	76

TOTAL CONVERTIBLE BONDS		$ 76

See accompanying notes

129

     Schedule of Investments Global Diversified Income Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 20,978
Unrealized Depreciation	(2,872)
Net Unrealized Appreciation (Depreciation)	$ 18,106
Cost for federal income tax purposes	$ 408,794
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
United States	67 .20%
France	3 .26%
United Kingdom	3 .07%
Bermuda	2 .22%
Australia	1 .97%
Mexico	1 .76%
Netherlands	1 .49%
Cayman Islands	1 .31%
Japan	1 .20%
Hong Kong	1 .20%
Canada	1 .17%
Luxembourg	1 .08%
Germany	0 .97%
Venezuela	0 .69%
Singapore	0 .64%
Indonesia	0 .62%
Spain	0 .53%
Brazil	0 .47%
Ireland	0 .47%
Ukraine	0 .33%
Colombia	0 .31%
Argentina	0 .31%
Switzerland	0 .29%
Sweden	0 .26%
Italy	0 .20%
Finland	0 .18%
Peru	0 .16%
China	0 .15%
United Arab Emirates	0 .10%
Russian Federation	0 .08%
Liberia	0 .07%
Chile	0 .07%
Norway	0 .05%
Isle of Man	0 .04%
Austria	0.02%
Philippines	0 .02%
Guernsey	0 .02%
Greece	0 .01%
Portugal	0 .01%
Other Assets in Excess of Liabilities, Net	6 .00%
TOTAL NET ASSETS	100.00%

See accompanying notes

130

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 98.02%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Commercial Services - 0.59%			REITS (continued)
Corrections Corp of America (a)	3,515 $	73	Cominar Real Estate Investment Trust	2,000 $	38
			Commonwealth Property Office Fund	69,896	60
Holding Companies - Diversified - 0.65%			Corio NV	1,549	90
Wharf Holdings Ltd	15,000	81	Derwent London PLC	4,673	103
			Dexus Property Group	158,509	118
Investment Companies - 0.12%			Digital Realty Trust Inc	1,980	116
ProLogis European Properties (a)	2,368	15	Douglas Emmett Inc	4,800	80
			DuPont Fabros Technology Inc	4,009	89
Lodging - 1.03%			Education Realty Trust Inc	8,256	58
City Developments Ltd	4,000	31	Equity Lifestyle Properties Inc	1,915	106
Starwood Hotels & Resorts Worldwide Inc	1,788	97	Equity Residential	3,506	159
	$ 128		Essex Property Trust Inc	1,358	144
Real Estate - 31.22%			Eurocommercial Properties NV	1,130	42
Beni Stabili SpA	33,102	29	Federal Realty Investment Trust	1,553	120
Brookfield Properties Corp	8,500	137	FelCor Lodging Trust Inc (a)	5,633	46
CapitaLand Ltd	66,868	181	Fonciere Des Regions	212	22
Castellum AB	4,636	42	Fonciere Des Regions - Warrants (a)	260	—
CB Richard Ellis Group Inc (a)	11,865	205	General Growth Properties Inc	7,090	111
China Overseas Land & Investment Ltd	44,274	86	GEO Property Group	135,452	28
China Resources Land Ltd	48,716	89	GPT Group	260,030	139
Conwert Immobilien Invest SE	4,043	47	Great Portland Estates PLC	12,135	58
Fabege AB	7,154	44	H&R Real Estate Investment Trust	5,819	100
Filinvest Land Inc	1,133,280	24	Hammerson PLC	19,476	114
First Capital Realty Inc	1,100	24	HCP Inc	1,710	55
FKP Property Group	119,353	93	Health Care REIT Inc	3,198	144
Franshion Properties China Ltd	247,000	70	Hersha Hospitality Trust	13,307	77
Grainger PLC	17,937	38	Host Hotels & Resorts Inc	11,255	183
Hang Lung Properties Ltd	27,000	97	ICADE	697	68
Helical Bar PLC	3,987	20	ING Office Fund	42,542	24
Henderson Land Development Co Ltd	11,200	71	Japan Retail Fund Investment Corp	71	95
Henderson Land Development Co Ltd - Warrants	2,240	—	Kenedix Realty Investment Corp	20	66
(a),(b),(c)			Kimco Realty Corp	3,328	52
Hongkong Land Holdings Ltd	4,733	25	Klepierre	2,533	87
Hysan Development Co Ltd	48,000	141	K-REIT Asia	83,000	67
Jones Lang LaSalle Inc	2,450	193	Land Securities Group PLC	16,391	164
Kerry Properties Ltd	18,000	83	LaSalle Hotel Properties	2,498	66
KWG Property Holding Ltd	79,735	46	Liberty International PLC	1,548	12
Mitsubishi Estate Co Ltd	13,877	250	Mid-America Apartment Communities Inc	1,779	98
Mitsui Fudosan Co Ltd	22,193	411	Mirvac Group	101,377	130
New World Development Ltd	98,700	175	National Health Investors Inc	1,298	53
Nomura Real Estate Holdings Inc	4,700	83	Nippon Commercial Investment Corp	53	62
Norwegian Property ASA (a)	21,711	43	Northern Property Real Estate Investment Trust	2,150	51
Shimao Property Holdings Ltd	50,000	77	Orix JREIT Inc	5	25
Shui On Land Ltd	125,500	57	PS Business Parks Inc	810	49
Sino Land Co Ltd	78,000	140	Public Storage Inc	3,313	321
SM Prime Holdings Inc	113,605	26	Ramco-Gershenson Properties Trust	3,992	50
Songbird Estates PLC (a)	3,689	10	RioCan Real Estate Investment Trust	2,200	42
Sponda OYJ	10,696	42	Simon Property Group Inc	6,197	552
Sumitomo Realty & Development Co Ltd	5,947	122	SL Green Realty Corp	3,360	209
Sun Hung Kai Properties Ltd	30,087	417	Societe Immobiliere de Location pour l'Industrie et	549	65
Swiss Prime Site AG (a)	1,649	98	le Commerce
Technopolis PLC	4,957	24	Stockland	29,680	108
Tokyo Tatemono Co Ltd	15,000	69	Strategic Hotels & Resorts Inc (a)	9,427	60
Wihlborgs Fastigheter AB	1,989	40	Tanger Factory Outlet Centers	1,321	55
	$ 3,869		Tishman Speyer Office Fund (a)	300,509	123
REITS - 64.15%			Unibail-Rodamco SE	1,731	327
Alstria Office REIT-AG	2,248	25	United Urban Investment Corp	7	45
AMB Property Corp	3,510	98	Vastned Offices/Industrial NV	1,790	27
Apartment Investment & Management Co	4,151	93	Vastned Retail NV	829	48
Ascendas Real Estate Investment Trust	69,000	96	Ventas Inc	3,677	173
Ashford Hospitality Trust Inc (a)	16,011	149	Vornado Realty Trust	1,991	166
AvalonBay Communities Inc	2,106	219	Westfield Group	38,074	450
Boardwalk Real Estate Investment Trust	1,300	53		$ 7,949
Boston Properties Inc	2,935	231	Storage & Warehousing - 0.26%
British Land Co PLC	15,061	107	Safestore Holdings PLC	15,492	32
Canadian Real Estate Investment Trust	2,300	65
CapitaCommercial Trust	96,000	84	TOTAL COMMON STOCKS	$ 12,147
CapLease Inc	13,046	76	Total Investments	$ 12,147
CBL & Associates Properties Inc	6,680	98	Other Assets in Excess of Liabilities, Net -
Charter Hall Office REIT	296,341	81	1.98%	$ 246
Colonial Properties Trust	5,345	84	TOTAL NET ASSETS - 100.00%	$ 12,393

See accompanying notes

131

Schedule of Investments Global Real Estate Securities Fund April 30, 2010 (unaudited)

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 671
Unrealized Depreciation		(358)
Net Unrealized Appreciation (Depreciation)		$ 313
Cost for federal income tax purposes		$ 11,834
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Country		Percent
United States		40 .44%
Hong Kong		12 .88%
Australia		10 .92%
Japan		9 .92%
United Kingdom		5 .30%
France		4 .60%
Canada		4 .10%
Singapore		3 .71%
Netherlands		1 .67%
Sweden		1 .02%
Switzerland		0 .79%
Finland		0 .53%
China		0 .46%
Philippines		0 .41%
Austria		0 .37%
Norway		0 .35%
Italy		0 .23%
Germany		0 .20%
Luxembourg		0 .12%
Other Assets in Excess of Liabilities, Net		1 .98%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Currency Contract		14 .72%

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/18/2010	173,110 $	160	$ 160	$ —
Markets
British Pound	State Street Financial Global	05/18/2010	35,970	55	55	—
Markets
Canadian Dollar	State Street Financial Global	05/18/2010	19,672	19	19	—
Markets
Euro	State Street Financial Global	05/18/2010	47,155	63	63	—
Markets
Hong Kong Dollar	State Street Financial Global	05/18/2010	1,137,446	146	146	—
Markets
Japanese Yen	State Street Financial Global	05/18/2010	15,321,237	165	163	(2)
Markets
New Zealand Dollar	State Street Financial Global	05/18/2010	15,021	11	11	—
Markets
Norwegian Krone	State Street Financial Global	05/18/2010	1,771	—	—	—
Markets
Singapore Dollar	State Street Financial Global	05/18/2010	278,458	200	203	3
Markets
Swedish Krona	State Street Financial Global	05/18/2010	10,349	1	1	—
Markets

See accompanying notes

132

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2010 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Accept In Exchange For			Value	Appreciation/(Depreciation)
Swiss Franc	State Street Financial Global	05/18/2010	18,908 $	18	$ 18	$ —
	Markets

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Australian Dollar	State Street Financial Global	05/18/2010	576,019 $	531	$ 532	$ (1)
	Markets
British Pound	State Street Financial Global	05/18/2010	13,854	21	21	—
	Markets
Canadian Dollar	State Street Financial Global	05/18/2010	16,292	16	16	—
	Markets
Euro	State Street Financial Global	05/18/2010	59,325	80	79	1
	Markets
Hong Kong Dollar	State Street Financial Global	05/18/2010	1,131,342	146	146	—
	Markets
Japanese Yen	State Street Financial Global	05/18/2010	6,180,184	67	66	1
	Markets
Norwegian Krone	State Street Financial Global	05/18/2010	152,530	26	26	—
	Markets
Philippine Peso	State Street Financial Global	05/18/2010	2,257,997	51	51	—
	Markets
Singapore Dollar	State Street Financial Global	05/18/2010	23,482	17	17	—
	Markets
Swedish Krona	State Street Financial Global	05/18/2010	186,824	26	26	—
	Markets
Swiss Franc	State Street Financial Global	05/18/2010	5,298	5	5	—
	Markets

All dollar amounts are shown in thousands (000's)

See accompanying notes

133

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 27.49%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Banks - 0.18%			Mortgage Backed Securities (continued)
Goldman Sachs Group Inc/The			MASTR Alternative Loans Trust
3.25%, 6/15/2012	$ 2,600	$ 2,714	5.38%, 1/25/2020(a)	$ 13,394	$ 13,643
			5.50%, 1/25/2020	14,226	14,528
Finance - Mortgage Loan/Banker - 4.09%			Prime Mortgage Trust
Fannie Mae			4.75%, 10/25/2020(a)	7,717	7,729
1.25%, 6/22/2012	20,000	20,010	Residential Funding Mortgage Securities I
1.75%, 3/23/2011	6,183	6,247	5.50%, 12/25/2033	17,000	17,226
5.00%, 5/11/2017	3,000	3,286	Structured Asset Securities Corp
6.21%, 8/6/2038	1,250	1,465	5.00%, 5/25/2035	12,760	12,291
6.63%, 11/15/2030	1,300	1,592	5.50%, 12/25/2033	5,667	5,601
Freddie Mac			6.00%, 4/25/2033	23,041	23,486
2.13%, 3/23/2012	9,485	9,676	Wells Fargo Mortgage Backed Securities Trust
2.88%, 2/9/2015	20,000	20,208	5.00%, 11/25/2020	5,171	5,250
		$ 62,484	5.50%, 11/25/2035	7,966	7,591
Home Equity Asset Backed Securities - 0.26%			5.50%, 11/25/2035	10,949	10,766
Asset Backed Securities Corp Home Equity			6.00%, 4/25/2037	21,000	16,558
0.36%, 7/25/2036(a)	1,266	1,204	6.00%, 12/28/2037(a)	21,254	21,204
Morgan Stanley Home Equity Loan Trust					$ 347,170
0.43%, 2/25/2036(a)	2,896	2,725	Other Asset Backed Securities - 0.19%
		$ 3,929	Saxon Asset Securities Trust
Mortgage Backed Securities - 22.72%			0.42%, 3/25/2036(a)	3,213	2,997
Banc of America Funding Corp
0.34%, 7/20/2036(a)	2,641	2,589	Student Loan Asset Backed Securities - 0.05%
Banc of America Mortgage Securities Inc			SLM Student Loan Trust
4.75%, 8/25/2033	2,119	2,125	0.45%, 9/17/2018(a)	780	780
5.50%, 5/25/2034	4,365	4,359
Chase Mortgage Finance Corp			TOTAL BONDS		$ 420,074
6.00%, 5/25/2035	21,000	18,037		Principal
Citicorp Mortgage Securities Inc			U.S. GOVERNMENT & GOVERNMENT	Amount
5.50%, 3/25/2035	7,477	7,540	AGENCY OBLIGATIONS - 70.20%	(000's)	Value (000's)
Countrywide Home Loan Mortgage Pass Through			Federal Home Loan Mortgage Corporation
Trust			(FHLMC) - 34.26%
5.00%, 11/25/2018	8,186	8,318	3.25%, 9/1/2033(a),(b)	$ 9	$ 9
5.25%, 5/25/2034	11,406	10,864	3.35%, 10/1/2032(a),(b)	6	6
5.75%, 12/25/2035	20,878	17,906	4.00%, 6/1/2024(b)	9,307	9,480
Credit Suisse First Boston Mortgage Securities			4.00%, 8/1/2039(b)	9,871	9,655
Corp			4.50%, 4/1/2018(b)	4,088	4,314
5.75%, 4/25/2033	4,388	4,337	4.50%, 7/1/2019(b)	9,853	10,385
6.00%, 12/25/2033	4,311	4,301	4.50%, 1/1/2024(b)	1,377	1,433
Fannie Mae			4.50%, 8/1/2024(b)	10,388	10,813
0.88%, 4/25/2027(a)	48	48	4.50%, 8/1/2033(b)	3,470	3,546
5.00%, 8/25/2026	931	955	4.50%, 8/1/2033(b)	3,185	3,255
5.00%, 2/25/2027	824	14	4.50%, 6/1/2035(b)	18,410	18,723
5.50%, 2/25/2032	11,087	11,808	4.50%, 5/1/2039(b)	14,883	15,025
5.50%, 12/25/2035(a)	21,990	23,453	4.50%, 6/1/2039(b)	19,580	19,766
6.50%, 2/25/2047	2,131	2,322	4.50%, 9/1/2039(b)	19,670	19,858
7.00%, 4/25/2032	5,152	5,734	4.50%, 11/1/2039(b)	14,545	14,684
9.00%, 5/25/2020	56	62	4.50%, 12/1/2039(b)	19,868	20,058
Fannie Mae Grantor Trust			5.00%, 1/1/2019(b)	957	1,023
7.30%, 5/25/2010	7,000	7,002	5.00%, 10/1/2025(b)	789	828
Fannie Mae Interest Strip			5.00%, 12/1/2032(b)	742	776
7.00%, 4/1/2024	233	52	5.00%, 2/1/2033(b)	5,895	6,164
Federal Home Loan Banks			5.00%, 6/1/2033(b)	5,634	5,868
5.46%, 11/27/2015	2,161	2,336	5.00%, 8/1/2033(b)	9,892	10,340
Freddie Mac			5.00%, 8/1/2033(b)	9,472	9,865
1.21%, 2/15/2021(a)	52	52	5.00%, 1/1/2034(b)	5,163	5,396
4.50%, 7/15/2017	4,900	5,100	5.00%, 5/1/2034(b)	1,136	1,186
5.00%, 9/15/2027	5,520	159	5.00%, 5/1/2034(b)	9,876	10,308
5.50%, 9/15/2031(a)	1,375	1,466	5.00%, 12/1/2034(b)	348	363
5.50%, 1/15/2033	5,958	6,444	5.00%, 5/1/2035(b)	923	961
5.50%, 4/15/2033(a)	15,000	16,108	5.00%, 7/1/2035(b)	14,440	15,026
5.50%, 12/15/2033	21,000	22,539	5.00%, 7/1/2035(b)	46	48
6.50%, 8/15/2027	323	350	5.00%, 7/1/2035(b)	493	513
Ginnie Mae			5.00%, 10/1/2035(b)	94	98
3.89%, 7/16/2026	1,293	1,328	5.00%, 11/1/2035(b)	4,003	4,166
4.26%, 2/16/2032	2,196	2,295	5.00%, 10/1/2038(b)	14,757	15,245
5.08%, 1/16/2030(a)	1,203	1,264	5.00%, 5/1/2039(b)	12,920	13,404
LF Rothschild Mortgage Trust			5.00%, 6/1/2039(b)	15,351	15,926
9.95%, 9/1/2017	26	30	5.00%, 9/1/2039(b)	18,378	19,067

See accompanying notes

134

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			Federal Home Loan Mortgage Corporation
(FHLMC) (continued)			(FHLMC) (continued)
5.00%, 1/1/2040(b)	$ 19,819	$ 20,562	6.50%, 5/1/2022(b)	$ 797	$ 876
5.50%, 4/1/2018(b)	427	460	6.50%, 8/1/2022(b)	246	271
5.50%, 11/1/2018(b)	4,257	4,594	6.50%, 5/1/2023(b)	175	190
5.50%, 1/1/2029(b)	13	13	6.50%, 7/1/2023(b)	12	13
5.50%, 3/1/2029(b)	11	11	6.50%, 1/1/2024(b)	29	32
5.50%, 11/1/2032(b)	3,478	3,696	6.50%, 7/1/2025(b)	3	4
5.50%, 4/1/2033(b)	6,674	7,086	6.50%, 7/1/2025(b)	3	3
5.50%, 5/1/2033(b)	270	287	6.50%, 9/1/2025(b)	2	2
5.50%, 8/1/2033(b)	6,617	7,033	6.50%, 9/1/2025(b)	4	5
5.50%, 10/1/2033(b)	124	132	6.50%, 9/1/2025(b)	1	1
5.50%, 12/1/2033(b)	8,495	9,026	6.50%, 10/1/2025(b)	12	14
5.50%, 12/1/2033(b)	3,401	3,613	6.50%, 10/1/2025(b)	14	15
5.50%, 1/1/2034(b)	7,837	8,312	6.50%, 4/1/2027(b)	5	6
5.50%, 9/1/2035(b)	14,496	15,366	6.50%, 2/1/2028(b)	1	1
5.50%, 10/1/2035(b)	15,416	16,342	6.50%, 3/1/2029(b)	45	49
5.50%, 7/1/2037(b)	448	474	6.50%, 3/1/2029(b)	257	283
5.50%, 4/1/2038(b)	392	414	6.50%, 4/1/2029(b)	2,615	2,891
5.50%, 5/1/2038(b)	854	903	6.50%, 4/1/2031(b)	1,068	1,175
5.52%, 6/1/2037(a),(b)	1,085	1,148	6.50%, 6/1/2031(b)	2	2
5.61%, 6/1/2037(a),(b)	740	781	6.50%, 10/1/2031(b)	385	423
5.74%, 1/1/2037(a),(b)	6,787	7,244	6.50%, 1/1/2032(b)	2,826	3,103
5.82%, 11/1/2036(a),(b)	217	229	6.50%, 2/1/2032(b)	67	74
5.87%, 1/1/2037(a),(b)	7,461	7,914	6.50%, 2/1/2032(b)	11	12
5.92%, 3/1/2036(a),(b)	254	264	6.50%, 4/1/2032(b)	54	59
6.00%, 4/1/2017(b)	895	966	6.50%, 8/1/2032(b)	72	79
6.00%, 4/1/2017(b)	760	821	6.50%, 8/1/2032(b)	159	175
6.00%, 5/1/2017(b)	958	1,036	6.50%, 4/1/2035(b)	44	48
6.00%, 7/1/2017(b)	55	59	6.50%, 2/1/2037(b)	193	210
6.00%, 1/1/2021(b)	215	232	6.50%, 12/1/2037(b)	642	698
6.00%, 6/1/2028(b)	55	60	7.00%, 7/1/2024(b)	15	17
6.00%, 5/1/2031(b)	607	661	7.00%, 1/1/2028(b)	1,403	1,587
6.00%, 10/1/2031(b)	25	27	7.00%, 6/1/2029(b)	586	655
6.00%, 2/1/2032(b)	70	76	7.00%, 1/1/2031(b)	8	9
6.00%, 9/1/2032(b)	1,083	1,178	7.00%, 3/1/2031(b)	186	207
6.00%, 11/1/2033(b)	3,650	3,984	7.00%, 4/1/2031(b)	349	391
6.00%, 11/1/2033(b)	3,095	3,378	7.00%, 6/1/2031(b)	152	170
6.00%, 12/1/2033(b)	2,748	2,996	7.00%, 10/1/2031(b)	227	253
6.00%, 5/1/2034(b)	6,288	6,738	7.00%, 4/1/2032(b)	846	943
6.00%, 5/1/2034(b)	7,070	7,663	7.00%, 7/1/2036(b)	7,268	8,035
6.00%, 9/1/2034(b)	637	691	7.00%, 1/1/2037(b)	1,485	1,641
6.00%, 1/1/2035(b)	8,490	9,090	7.50%, 3/1/2013(b)	311	316
6.00%, 2/1/2035(b)	467	506	7.50%, 12/1/2030(b)	9	10
6.00%, 2/1/2035(b)	5,995	6,499	7.50%, 2/1/2031(b)	10	11
6.00%, 8/1/2036(b)	2,014	2,161	7.50%, 2/1/2031(b)	147	167
6.00%, 10/1/2036(a),(b)	552	592	7.50%, 4/1/2032(b)	142	162
6.00%, 3/1/2037(b)	1,145	1,227	8.00%, 8/1/2030(b)	2	3
6.00%, 3/1/2037(b)	12,031	12,909	8.00%, 11/1/2030(b)	2	3
6.00%, 4/1/2037(b)	2,974	3,192	8.00%, 12/1/2030(b)	43	50
6.00%, 5/1/2037(b)	959	1,029	8.50%, 4/1/2019(b)	13	14
6.00%, 1/1/2038(a),(b)	352	377	8.50%, 7/1/2029(b)	210	247
6.00%, 1/1/2038(b)	2,779	2,979	9.00%, 9/1/2016(b)	3	3
6.00%, 3/1/2038(b)	516	553	9.00%, 5/1/2017(b)	1	1
6.00%, 4/1/2038(b)	1,205	1,291	9.00%, 5/1/2021(b)	3	3
6.00%, 6/1/2038(b)	1,918	2,056	9.00%, 9/1/2021(b)	2	3
6.00%, 7/1/2038(b)	2,706	2,900	9.00%, 1/1/2022(b)	4	4
6.00%, 10/1/2038(b)	1,810	1,940	9.00%, 8/1/2022(b)	2	2
6.38%, 7/1/2036(a),(b)	824	869	9.50%, 6/1/2016(b)	3	3
6.50%, 2/1/2011(b)	3	3	9.50%, 4/1/2017(b)	13	15
6.50%, 3/1/2011(b)	9	9			$ 523,570
6.50%, 3/1/2011(b)	17	18	Federal National Mortgage Association (FNMA)
6.50%, 3/1/2011(b)	3	3	- 27.40%
6.50%, 3/1/2011(b)	34	36	1.95%, 9/1/2034(a),(b)	2,341	2,411
6.50%, 4/1/2011(b)	8	8	2.72%, 3/1/2028(a),(b)	20	20
6.50%, 4/1/2011(b)	1	1	3.11%, 7/1/2035(a),(b)	642	657
6.50%, 11/1/2016(b)	355	384	3.13%, 11/1/2033(a),(b)	13	13
6.50%, 6/1/2017(b)	151	163	4.00%, 5/1/2039(b)	13,605	13,321
6.50%, 12/1/2021(b)	1,393	1,533	4.50%, 12/1/2019(b)	443	467
6.50%, 4/1/2022(b)	1,411	1,552	4.50%, 1/1/2020(b)	1,403	1,478

See accompanying notes

135

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Federal National Mortgage Association (FNMA)
(continued)			(continued)
4.50%, 3/1/2040(b)	$ 16,474	$ 16,515	6.00%, 1/1/2017(b)	$ 47	$ 50
4.50%, 5/1/2040(b)	23,000	23,216	6.00%, 4/1/2017(b)	76	82
5.00%, 1/1/2018(b)	379	405	6.00%, 8/1/2017(b)	2,066	2,233
5.00%, 6/1/2018(b)	8,890	9,443	6.00%, 8/1/2018(b)	1,049	1,134
5.00%, 11/1/2018(b)	1,476	1,576	6.00%, 12/1/2022(b)	122	133
5.00%, 4/1/2019(b)	355	379	6.00%, 3/1/2029(b)	327	354
5.00%, 12/1/2023(b)	11,737	12,406	6.00%, 8/1/2031(b)	1,712	1,856
5.00%, 1/1/2026(b)	1,064	1,114	6.00%, 12/1/2031(b)	60	65
5.00%, 6/1/2034(b)	9,787	10,210	6.00%, 12/1/2031(b)	22	24
5.00%, 4/1/2035(b)	851	886	6.00%, 1/1/2032(b)	1,035	1,114
5.00%, 5/1/2035(b)	1,038	1,080	6.00%, 11/1/2032(b)	87	94
5.00%, 7/1/2035(b)	372	387	6.00%, 4/1/2033(b)	605	657
5.00%, 7/1/2035(b)	2,766	2,879	6.00%, 1/1/2034(b)	5,107	5,532
5.00%, 8/1/2035(b)	475	494	6.00%, 2/1/2034(b)	720	782
5.00%, 6/1/2037(b)	6,991	7,259	6.00%, 3/1/2034(b)	2,436	2,627
5.00%, 4/1/2039(b)	17,298	17,944	6.00%, 9/1/2034(b)	6,181	6,571
5.00%, 4/1/2040(b)	15,000	15,546	6.00%, 9/1/2036(b)	1,024	1,093
5.05%, 12/1/2033(a),(b)	479	504	6.00%, 4/1/2037(b)	13,540	14,422
5.50%, 1/1/2017(b)	1,880	2,028	6.00%, 11/1/2037(b)	1,740	1,854
5.50%, 9/1/2017(b)	253	272	6.00%, 2/1/2038(a),(b)	1,189	1,266
5.50%, 9/1/2017(b)	62	66	6.00%, 2/1/2038(b)	1,171	1,247
5.50%, 12/1/2017(b)	2,532	2,721	6.00%, 3/1/2038(b)	1,239	1,318
5.50%, 3/1/2018(b)	279	300	6.00%, 3/1/2038(b)	381	406
5.50%, 5/1/2018(b)	5,104	5,498	6.00%, 4/1/2038(b)	1,366	1,454
5.50%, 6/1/2019(b)	60	65	6.00%, 5/1/2038(b)	16,921	18,012
5.50%, 6/1/2019(b)	82	89	6.00%, 7/1/2038(b)	2,042	2,174
5.50%, 7/1/2019(b)	111	120	6.01%, 10/1/2036(a),(b)	3,701	3,922
5.50%, 7/1/2019(b)	39	43	6.11%, 5/1/2037(a),(b)	1,297	1,375
5.50%, 7/1/2019(b)	196	211	6.50%, 6/1/2016(b)	18	20
5.50%, 7/1/2019(b)	164	177	6.50%, 9/1/2024(b)	1,172	1,267
5.50%, 7/1/2019(b)	59	64	6.50%, 8/1/2028(b)	191	210
5.50%, 8/1/2019(b)	50	54	6.50%, 9/1/2028(b)	62	69
5.50%, 8/1/2019(b)	361	389	6.50%, 11/1/2028(b)	128	141
5.50%, 9/1/2019(b)	293	316	6.50%, 12/1/2028(b)	104	114
5.50%, 6/1/2026(b)	933	990	6.50%, 1/1/2029(b)	49	54
5.50%, 2/1/2033(b)	5,792	6,170	6.50%, 2/1/2029(b)	70	77
5.50%, 3/1/2033(b)	4,182	4,439	6.50%, 3/1/2029(b)	200	221
5.50%, 5/1/2033(b)	453	482	6.50%, 4/1/2029(b)	377	415
5.50%, 5/1/2033(b)	5,891	6,261	6.50%, 6/1/2031(b)	157	173
5.50%, 5/1/2033(b)	3,418	3,630	6.50%, 6/1/2031(b)	201	221
5.50%, 7/1/2033(b)	3,585	3,806	6.50%, 6/1/2031(b)	724	782
5.50%, 9/1/2033(b)	2,145	2,276	6.50%, 9/1/2031(b)	27	29
5.50%, 2/1/2034(b)	4,379	4,651	6.50%, 12/1/2031(b)	9	10
5.50%, 2/1/2034(b)	15,734	16,604	6.50%, 1/1/2032(b)	328	361
5.50%, 3/1/2034(b)	4,223	4,483	6.50%, 3/1/2032(b)	413	455
5.50%, 4/1/2034(b)	3,414	3,617	6.50%, 3/1/2032(b)	898	989
5.50%, 7/1/2034(b)	3,810	4,018	6.50%, 4/1/2032(b)	50	55
5.50%, 9/1/2034(b)	3,226	3,418	6.50%, 4/1/2032(b)	1,345	1,482
5.50%, 9/1/2034(b)	13,185	13,912	6.50%, 8/1/2032(b)	640	705
5.50%, 1/1/2035(b)	9,137	9,681	6.50%, 11/1/2032(b)	876	967
5.50%, 2/1/2035(b)	10,785	11,400	6.50%, 11/1/2032(b)	179	197
5.50%, 7/1/2035(b)	3,252	3,438	6.50%, 11/1/2032(b)	500	551
5.50%, 9/1/2035(b)	1,378	1,457	6.50%, 12/1/2032(b)	1,493	1,645
5.50%, 2/1/2037(b)	89	94	6.50%, 2/1/2033(b)	819	900
5.50%, 2/1/2037(b)	2,416	2,550	6.50%, 7/1/2034(b)	1,480	1,627
5.50%, 6/1/2037(b)	1,608	1,695	6.50%, 7/1/2034(b)	2,315	2,545
5.50%, 6/1/2037(b)	1,137	1,200	6.50%, 2/1/2036(b)	7,129	7,696
5.50%, 2/1/2038(b)	2,326	2,453	6.50%, 4/1/2036(b)	73	79
5.50%, 3/1/2038(b)	3,643	3,842	6.50%, 5/1/2036(b)	9,923	10,753
5.50%, 3/1/2038(b)	1,632	1,721	6.50%, 8/1/2036(b)	511	554
5.50%, 5/1/2038(b)	1,658	1,748	6.50%, 8/1/2036(b)	1,212	1,313
5.50%, 6/1/2038(b)	18,940	19,975	6.50%, 10/1/2036(b)	327	355
5.50%, 6/1/2038(b)	932	983	6.50%, 11/1/2036(b)	344	372
5.50%, 9/1/2038(b)	2,583	2,725	6.50%, 7/1/2037(b)	198	215
5.50%, 11/1/2038(b)	1,806	1,904	6.50%, 7/1/2037(b)	150	163
5.60%, 11/1/2035(a),(b)	712	752	6.50%, 8/1/2037(b)	558	604
5.75%, 5/1/2037(a),(b)	3,033	3,186	6.50%, 10/1/2037(b)	787	851
6.00%, 12/1/2016(b)	967	1,043	6.50%, 1/1/2038(b)	74	80

See accompanying notes

136

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
6.50%, 2/1/2038(b)	$ 126	$ 137	6.00%, 5/20/2032(a)	$ 1,244	$ 1,358
6.50%, 3/1/2038(b)	114	124	6.00%, 8/15/2032	206	224
6.50%, 5/1/2038(b)	72	78	6.00%, 9/15/2032	356	387
7.00%, 9/1/2010(b)	1	1	6.00%, 2/15/2033	63	68
7.00%, 9/1/2010(b)	1	1	6.00%, 7/20/2033	4,128	4,517
7.00%, 10/1/2010(b)	1	1	6.00%, 8/15/2034	6,476	7,012
7.00%, 5/1/2011(b)	3	3	6.00%, 8/15/2038	1,475	1,584
7.00%, 3/1/2012(b)	1	2	6.50%, 9/15/2023	54	59
7.00%, 5/1/2022(b)	67	75	6.50%, 9/15/2023	63	68
7.00%, 8/1/2028(b)	226	254	6.50%, 9/15/2023	34	37
7.00%, 12/1/2028(b)	196	219	6.50%, 9/15/2023	36	39
7.00%, 4/1/2029(b)	101	112	6.50%, 10/15/2023	49	54
7.00%, 7/1/2029(b)	209	234	6.50%, 11/15/2023	20	22
7.00%, 11/1/2031(b)	1,261	1,411	6.50%, 12/15/2023	55	59
7.00%, 7/1/2032(b)	366	409	6.50%, 12/15/2023	30	32
7.50%, 12/1/2024(b)	351	397	6.50%, 12/15/2023	76	83
7.50%, 7/1/2029(b)	152	171	6.50%, 12/15/2023	105	114
7.50%, 2/1/2030(b)	117	131	6.50%, 1/15/2024	57	63
7.50%, 1/1/2031(b)	6	7	6.50%, 1/15/2024	18	19
7.50%, 5/1/2031(b)	11	12	6.50%, 1/15/2024	49	53
7.50%, 8/1/2032(b)	72	82	6.50%, 1/15/2024	27	30
8.00%, 5/1/2022(b)	16	18	6.50%, 1/15/2024	78	85
8.00%, 9/1/2024(b)	1	1	6.50%, 1/15/2024	23	25
8.00%, 1/1/2025(b)	2	2	6.50%, 1/15/2024	30	32
8.00%, 1/1/2025(b)	1	1	6.50%, 1/15/2024	51	55
8.50%, 2/1/2023(b)	5	6	6.50%, 3/15/2024	15	16
8.50%, 9/1/2025(b)	4	4	6.50%, 3/15/2024	121	132
9.00%, 3/1/2017(b)	1	1	6.50%, 4/15/2024	52	57
9.00%, 1/1/2019(b)	1	1	6.50%, 4/20/2024	36	39
9.00%, 9/1/2030(b)	59	69	6.50%, 7/15/2024	153	166
		$ 418,759	6.50%, 10/15/2025	17	19
Government National Mortgage Association			6.50%, 1/15/2026	27	29
(GNMA) - 5.96%			6.50%, 3/15/2026	44	48
4.50%, 9/20/2039	16,650	16,905	6.50%, 7/20/2026	16	17
4.50%, 3/20/2040	18,070	18,348	6.50%, 2/15/2028	22	25
5.00%, 2/15/2034	821	864	6.50%, 10/20/2028	31	34
5.50%, 12/15/2013	7	8	6.50%, 3/20/2031	266	294
5.50%, 1/15/2014	65	70	6.50%, 4/20/2031	215	238
5.50%, 1/15/2014	33	35	6.50%, 7/15/2031	7	7
5.50%, 2/15/2014	29	32	6.50%, 10/15/2031	47	52
5.50%, 3/15/2014	70	75	6.50%, 7/15/2032	45	50
5.50%, 7/20/2033	6,547	7,000	6.50%, 7/15/2032	594	653
5.50%, 2/20/2034	7,009	7,487	6.50%, 4/20/2034	1,630	1,789
5.50%, 3/20/2034	6,608	7,059	6.50%, 5/20/2034	1,389	1,525
5.50%, 5/20/2035	882	941	6.80%, 4/20/2025	77	85
5.50%, 1/15/2039	839	892	7.00%, 11/15/2022	17	19
5.50%, 1/15/2039	2,375	2,526	7.00%, 11/15/2022	10	11
6.00%, 10/15/2023	295	320	7.00%, 11/15/2022	59	66
6.00%, 11/15/2023	131	142	7.00%, 12/15/2022	111	124
6.00%, 11/15/2023	97	105	7.00%, 12/15/2022	13	15
6.00%, 12/15/2023	75	82	7.00%, 1/15/2023	46	51
6.00%, 12/15/2023	65	70	7.00%, 1/15/2023	18	20
6.00%, 12/15/2023	3	3	7.00%, 1/15/2023	16	18
6.00%, 1/15/2024	45	49	7.00%, 2/15/2023	132	148
6.00%, 1/20/2024	30	33	7.00%, 3/15/2023	24	27
6.00%, 2/15/2024	54	59	7.00%, 7/15/2023	84	94
6.00%, 2/15/2024	60	65	7.00%, 7/15/2023	28	31
6.00%, 2/15/2024	102	110	7.00%, 7/15/2023	23	25
6.00%, 3/15/2024	30	32	7.00%, 8/15/2023	26	29
6.00%, 4/20/2024	64	69	7.00%, 10/15/2023	38	42
6.00%, 5/20/2024	31	34	7.00%, 12/15/2023	31	35
6.00%, 5/20/2024	43	47	7.00%, 12/15/2023	56	62
6.00%, 10/20/2024	53	58	7.00%, 1/15/2026	56	62
6.00%, 9/20/2025	31	33	7.00%, 5/15/2026	9	10
6.00%, 11/20/2025	39	42	7.00%, 1/15/2027	67	75
6.00%, 4/20/2026	227	247	7.00%, 3/15/2027	38	43
6.00%, 10/20/2028	34	37	7.00%, 10/15/2027	17	19
6.00%, 2/20/2029	342	373	7.00%, 10/15/2027	4	4

See accompanying notes

137

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
7.00%, 10/15/2027	$ 3	$ 3	8.00%, 4/15/2017	$ 13	$ 15
7.00%, 11/15/2027	6	6	8.00%, 4/15/2017	17	19
7.00%, 11/15/2027	127	142	8.00%, 4/15/2017	10	11
7.00%, 12/15/2027	4	4	8.00%, 5/15/2017	11	12
7.00%, 12/15/2027	4	4	8.00%, 6/15/2017	13	14
7.00%, 12/15/2027	54	60	8.00%, 6/15/2017	14	16
7.00%, 2/15/2028	2	2	8.00%, 7/15/2017	9	10
7.00%, 2/15/2028	1	1	8.00%, 2/15/2022	52	60
7.00%, 4/15/2028	79	88	8.00%, 4/15/2022	53	61
7.00%, 4/15/2028	3	3	8.00%, 12/15/2030	15	17
7.00%, 5/15/2028	1	1	9.00%, 11/15/2021	188	213
7.00%, 6/15/2028	183	206	9.50%, 4/15/2016	4	5
7.00%, 12/15/2028	150	168	9.50%, 9/15/2016	2	2
7.00%, 1/15/2029	124	140	9.50%, 11/15/2016	18	20
7.00%, 3/15/2029	124	139	9.50%, 7/15/2017	19	22
7.00%, 4/15/2029	228	256	9.50%, 7/15/2017	32	36
7.00%, 4/15/2029	104	117	9.50%, 10/15/2017	11	13
7.00%, 5/15/2031	27	30	9.50%, 11/15/2017	22	25
7.00%, 6/20/2031	162	181	9.50%, 9/20/2018	96	109
7.00%, 7/15/2031	8	9	9.50%, 9/15/2020	13	15
7.00%, 9/15/2031	7	8	9.50%, 12/20/2020	26	30
7.25%, 9/15/2025	69	77	9.50%, 1/20/2021	5	5
7.50%, 4/15/2017	5	6	9.50%, 2/20/2021	3	4
7.50%, 4/15/2017	33	37	9.50%, 3/20/2021	3	3
7.50%, 4/15/2017	48	53	9.50%, 8/15/2021	185	213
7.50%, 5/15/2017	3	3	13.50%, 12/15/2014	4	4
7.50%, 7/15/2018	19	21			$ 91,101
7.50%, 12/15/2021	21	24	U.S. Treasury - 1.27%
7.50%, 12/15/2021	36	41	1.50%, 10/31/2010	3,500	3,521
7.50%, 2/15/2022	20	22	1.88%, 2/28/2014	6,478	6,464
7.50%, 3/15/2022	5	6	4.13%, 5/15/2015	8,750	9,468
7.50%, 3/15/2022	7	8			$ 19,453
7.50%, 3/15/2022	31	35	U.S. Treasury Inflation-Indexed Obligations -
7.50%, 4/15/2022	36	41	0.78%
7.50%, 4/15/2022	17	19	3.00%, 7/15/2012	10,970	11,876
7.50%, 4/15/2022	13	15
7.50%, 4/15/2022	18	20	U.S. Treasury Strip - 0.53%
7.50%, 5/15/2022	35	39	0.00%, 11/15/2015(c)	4,000	3,437
7.50%, 7/15/2022	56	63	0.00%, 5/15/2020(c)	6,800	4,559
7.50%, 8/15/2022	70	79			$ 7,996
7.50%, 8/15/2022	6	6	TOTAL U.S. GOVERNMENT &
7.50%, 8/15/2022	15	17	GOVERNMENT AGENCY OBLIGATIONS		$ 1,072,755
7.50%, 8/15/2022	23	26		Maturity
7.50%, 8/15/2022	22	25		Amount
7.50%, 8/15/2022	1	1	REPURCHASE AGREEMENTS - 4.41%	(000's)	Value (000's)
7.50%, 8/15/2022	10	11	Banks - 4.41%
7.50%, 2/15/2023	5	6	Investment in Joint Trading Account; Bank of	$ 18,477	$ 18,477
7.50%, 2/15/2023	20	22	America Repurchase Agreement; 0.19%
7.50%, 5/15/2023	20	23	dated 04/30/10 maturing 05/03/10
7.50%, 5/15/2023	77	87	(collateralized by US Treasury Notes;
7.50%, 5/15/2023	6	7	$18,846,210; 0.00% - 4.63%; dated 06/25/10
7.50%, 6/15/2023	22	24	- 10/15/15)
7.50%, 10/15/2023	8	9	Investment in Joint Trading Account; Credit Suisse	12,018	12,018
7.50%, 11/15/2023	34	38	Repurchase Agreement; 0.19% dated
7.50%, 3/15/2024	54	61	04/30/10 maturing 05/03/10 (collateralized by
7.50%, 8/15/2024	6	6	Sovereign Agency Issues; $12,258,463;
7.50%, 4/15/2027	5	6	0.00% - 5.50%; dated 03/03/10 - 10/05/29)
7.50%, 5/15/2027	21	23	Investment in Joint Trading Account; Deutsche	18,477	18,477
7.50%, 5/15/2027	15	17	Bank Repurchase Agreement; 0.18% dated
7.50%, 6/15/2027	38	43	04/30/10 maturing 05/03/10 (collateralized by
7.50%, 8/15/2029	226	256	Sovereign Agency Issues; $18,846,211;
7.50%, 9/15/2029	94	106	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
7.50%, 9/15/2029	68	76
7.50%, 10/15/2029	104	117
7.50%, 11/15/2029	117	132
7.50%, 11/15/2029	96	108
8.00%, 8/15/2016	61	68
8.00%, 12/15/2016	12	13
See accompanying notes			138

Schedule of Investments Government & High Quality Bond Fund April 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 18,477	$ 18,476
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $18,846,210;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
$ 67,448
TOTAL REPURCHASE AGREEMENTS		$ 67,448
Total Investments		$ 1,560,277
Liabilities in Excess of Other Assets, Net -
(2.10)%		$ (32,041)
TOTAL NET ASSETS - 100.00%		$ 1,528,236

(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
(b)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.
(c)	Security is a Principal Only Strip.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 50,582
Unrealized Depreciation	(9,898)
Net Unrealized Appreciation (Depreciation)	$ 40,684
Cost for federal income tax purposes	$ 1,519,593
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	90 .34%
Government	6 .67%
Financial	4 .59%
Asset Backed Securities	0 .50%
Liabilities in Excess of Other Assets, Net	(2 .10)%
TOTAL NET ASSETS	100.00%

See accompanying notes

139

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 1.34%	Shares Held Value (000's)			Principal
Automobile Manufacturers - 1.02%				Amount
New Flyer Industries Inc (a)	2,733,500 $	30,839	BONDS (continued)	(000's)	Value (000's)
			Automobile Manufacturers (continued)
Biotechnology - 0.00%			Oshkosh Corp
Neuro-Hitech Inc (b)	250,000	2	8.25%, 3/1/2017(f)	$ 3,695	$ 3,889
Neuro-Hitech Inc - Warrants (b),(c),(d)	125,000	—	8.50%, 3/1/2020(f)	3,695	3,889
		$ 2			$ 21,033
Diversified Financial Services - 0.00%			Automobile Parts & Equipment - 0.59%
Neoview Holdings Inc - Warrants (b),(c),(d)	120,000	—	Goodyear Tire & Rubber Co/The
			10.50%, 5/15/2016	16,200	18,043
Food - 0.03%
B&G Foods Inc	90,126	931	Banks - 4.45%
			Bank of America Corp
Food Service - 0.03%			8.00%, 12/29/2049(e)	51,500	51,843
FU JI Food and Catering Services Holdings Ltd	962,000	942	CIT Group Inc
(b),(d)			7.00%, 5/1/2013	1,106	1,088
			7.00%, 5/1/2014	1,659	1,601
Pharmaceuticals - 0.00%			7.00%, 5/1/2015	1,659	1,582
Vion Pharmaceuticals Inc (b),(d)	50,938	—	7.00%, 5/1/2016	2,765	2,630
Vion Pharmaceuticals Inc - Rights (b),(d)	130,000	—	7.00%, 5/1/2017	3,871	3,683
		$ —	GMAC Inc
Pipelines - 0.00%			8.00%, 3/15/2020(f)	11,625	12,003
Energy Maintenance Services Group LLC -	354	—	8.30%, 2/12/2015(f)	6,050	6,315
Warrants (b),(c),(d)			Wells Fargo & Co
			7.98%, 3/29/2049(e)	25,500	26,902
Transportation - 0.26%			Wells Fargo Capital XV
Teekay LNG Partners LP	272,000	7,921	9.75%, 12/29/2049(e)	25,000	28,000
					$ 135,647
TOTAL COMMON STOCKS		$ 40,635	Beverages - 0.63%
CONVERTIBLE PREFERRED STOCKS -			Beverages & More Inc
0.21%	Shares Held Value (000's)		9.25%, 3/1/2012(c),(f)	12,500	12,484
Insurance - 0.21%			Constellation Brands Inc
Aspen Insurance Holdings Ltd	111,448	6,280	7.25%, 9/1/2016	6,400	6,568
					$ 19,052
TOTAL CONVERTIBLE PREFERRED STOCKS		$ 6,280	Biotechnology - 0.74%
PREFERRED STOCKS - 0.07%	Shares Held Value (000's)		Talecris Biotherapeutics Holdings Corp
Finance - Mortgage Loan/Banker - 0.07%			7.75%, 11/15/2016(f)	22,275	22,498
Freddie Mac - Series Z (b)	1,300,000	2,093
			Building Materials - 0.37%
TOTAL PREFERRED STOCKS		$ 2,093	Masco Corp
	Principal		7.13%, 3/15/2020	11,125	11,412
	Amount
BONDS - 79.99%	(000's)	Value (000's)	Chemicals - 0.48%
Aerospace & Defense - 0.46%			CF Industries Inc
GenCorp Inc			6.88%, 5/1/2018	3,355	3,497
9.50%, 8/15/2013	$ 4,240	$ 4,330	7.13%, 5/1/2020	1,865	1,963
L-3 Communications Corp			Nova Chemicals Corp
			8.63%, 11/1/2019(f)	8,710	9,102
6.38%, 10/15/2015	9,500	9,726
		$ 14,056			$ 14,562
Agriculture - 0.78%			Coal - 1.03%
Southern States Cooperative Inc
			Arch Coal Inc
11.00%, 11/1/2011(c),(e),(f)	16,500	16,348	8.75%, 8/1/2016 (f)	9,425	10,038
11.25%, 5/15/2015(f),(g)	7,605	7,548	Consol Energy Inc
			8.00%, 4/1/2017(f)	14,825	15,659
		$ 23,896

Airlines - 1.41%			Drummond Co Inc
American Airlines Pass Through Trust 2001-02			9.00%, 10/15/2014 (f)	2,600	2,723
7.86%, 10/1/2011	5,500	5,658	International Coal Group Inc
American Airlines Pass Through Trust 2009-1A			9.13%, 4/1/2018	2,960	3,064
10.38%, 7/2/2019	7,741	8,863			$ 31,484
UAL 2007-1 Pass Through Trust			Commercial Services - 1.08%
2.68%, 7/2/2014(d),(e),(f)	11,717	9,022	Aramark Corp
UAL 2009-1 Pass Through Trust			8.50%, 2/1/2015	6,875	7,055
10.40%, 11/1/2016(d)	4,710	5,110	Great Lakes Dredge & Dock Corp
UAL 2009-2A Pass Through Trust			7.75%, 12/15/2013	4,465	4,515
9.75%, 1/15/2017	7,170	7,851	Hertz Corp/The
UAL Pass Through Trust Series 2000-1			8.88%, 1/1/2014	10,080	10,407
8.03%, 7/1/2011	4,257	6,321	RSC Equipment Rental Inc/RSC Holdings III LLC
			10.25%, 11/15/2019(f)	5,850	6,099
		$ 42,825	Trico Shipping AS

Automobile Manufacturers - 0.69%			11.88%, 11/1/2014 (f)	4,840	4,895
New Flyer Industries Ltd
14.00%, 8/19/2020(c),(d),(f)	13,600	13,255			$ 32,971

See accompanying notes

140

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Computers - 0.58%			Electric (continued)
Seagate HDD Cayman			Energy Future Holdings Corp (continued)
6.88%, 5/1/2020(f),(g)	$ 17,645 $	17,689	10.00%, 1/15/2020(f)	$ 7,780 $	8,169
			Energy Future Intermediate Holding Co LLC
Consumer Products - 0.20%			9.75%, 10/15/2019	4,089	4,098
Yankee Acquisition Corp/MA			Mirant Americas Generation LLC
9.75%, 2/15/2017	5,684	5,940	8.50%, 10/1/2021	19,040	18,469
			Mirant Mid Atlantic Pass Through Trust C
Distribution & Wholesale - 0.26%			10.06%, 12/30/2028	27,424	29,834
McJunkin Red Man Corp			NRG Energy Inc
9.50%, 12/15/2016(f)	7,455	7,763	7.25%, 2/1/2014	7,395	7,497
			7.38%, 1/15/2017	18,855	18,572
Diversified Financial Services - 8.98%			NV Energy Inc
Capital One Capital VI			6.75%, 8/15/2017	18,600	19,057
8.88%, 5/15/2040	23,125	25,676	Orion Power Holdings Inc
CEDC Finance Corp International Inc			12.00%, 5/1/2010	2,500	2,500
9.13%, 12/1/2016(f)	5,635	5,973	TECO Energy Inc
Citigroup Capital XXI			7.50%, 6/15/2010	1	1
8.30%, 12/21/2057	26,265	26,265	United Maritime Group LLC/United Maritime
Credit Acceptance Corp			Group Finance Corp
9.13%, 2/1/2017(f)	5,255	5,492	11.75%, 6/15/2015(f)	7,910	8,227
DVI Inc				$ 143,095
0.00%, 2/1/2004(b),(c),(d)	8,575	869	Electrical Components & Equipment - 0.34%
0.00%, 2/1/2004(b),(c),(d)	6,850	623	Coleman Cable Inc
E*Trade Financial Corp			9.00%, 2/15/2018(f)	10,260	10,478
7.38%, 9/15/2013	14,795	14,351
12.50%, 11/30/2017	8,043	9,612	Electronics - 1.17%
Ford Motor Credit Co LLC			NXP BV / NXP Funding LLC
7.80%, 6/1/2012	14,125	14,644	3.05%, 10/15/2013(e)	18,530	17,696
8.00%, 6/1/2014	5,510	5,791	9.50%, 10/15/2015	14,330	14,079
General Motors Acceptance Corp of Canada Ltd			Viasystems Inc
7.13%, 9/13/2011	38,000	34,588	12.00%, 1/15/2015(f)	3,720	4,083
Grupo Papelero Scribe SA				$ 35,858
8.88%, 4/7/2020(f)	3,700	3,478	Energy - Alternate Sources - 0.37%
Icahn Enterprises LP / Icahn Enterprises Finance			Headwaters Inc
Corp			11.38%, 11/1/2014	10,670	11,284
7.75%, 1/15/2016(f)	14,740	14,335
International Lease Finance Corp			Entertainment - 3.68%
5.63%, 9/15/2010	1,495	1,493	CCM Merger Inc
5.65%, 6/1/2014	28,115	25,730	8.00%, 8/1/2013(f)	38,500	35,468
8.63%, 9/15/2015(f)	9,690	9,569	Lions Gate Entertainment Inc
Janus Capital Group Inc			10.25%, 11/1/2016(f)	7,550	7,814
6.95%, 6/15/2017(e)	7,495	7,636	Peninsula Gaming LLC
LBG Capital No.1 PLC			8.38%, 8/15/2015(f)	14,305	14,627
8.00%, 6/15/2049(e),(f)	17,450	15,661	10.75%, 8/15/2017(f)	12,635	12,919
LBI Escrow Corp			Pinnacle Entertainment Inc
8.00%, 11/1/2017(f)	5,065	5,249	7.50%, 6/15/2015	6,373	6,134
8.00%, 11/1/2017(f)	800	1,105	8.63%, 8/1/2017(f)	3,915	4,091
Pinnacle Foods Finance LLC / Pinnacle Foods			WMG Acquisition Corp
Finance Corp			9.50%, 6/15/2016(f)	15,950	17,226
9.25%, 4/1/2015(f)	8,620	8,965	WMG Holdings Corp
10.63%, 4/1/2017	1,470	1,580	9.50%, 12/15/2014	13,470	13,638
SquareTwo Financial Corp				$ 111,917
11.63%, 4/1/2017(f)	7,470	7,321
			Food Service - 0.29%
TRAINS HY-1-2006			FU JI Food and Catering Services Holdings Ltd
0.00%, 5/1/2016(b),(f)	20,295	20,286	0.00%, 10/18/2010(b)	245,000	7,359
UCI Holdco Inc			0.00%, 11/9/2049(b)	46,500	1,362
8.26%, 12/15/2013(e)	5,643	5,474
				$ 8,721
UPCB Finance Ltd			Forest Products & Paper - 0.59%
7.63%, 1/15/2020(f)	900	1,228
			Cascades Inc
	$ 272,994		7.88%, 1/15/2020(f)	5,205	5,257
Electric - 4.69%			Domtar Corp
AES Corp/The			10.75%, 6/1/2017	9,160	11,221
8.75%, 5/15/2013(f)	1	1
			Sappi Papier Holding AG
Dynegy Holdings Inc			6.75%, 6/15/2012(f)	1,332	1,332
8.38%, 5/1/2016	13,345	11,743		$ 17,810
Elwood Energy LLC			Healthcare - Products - 0.81%
8.16%, 7/5/2026	3,630	3,485	Angiotech Pharmaceuticals Inc
Energy Future Holdings Corp			4.00%, 12/1/2013(e)	22,510	18,374
9.75%, 10/15/2019	11,416	11,442

See accompanying notes

141

Schedule of Investments High Yield Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Products (continued)			Media (continued)
Angiotech Pharmaceuticals Inc (continued)			DISH DBS Corp
7.75%, 4/1/2014	$ 10,000 $	6,250	7.88%, 9/1/2019	$ 34,160 $	35,868
	$ 24,624		Frontiervision
Healthcare - Services - 6.72%			0.00%, 10/15/2006(b),(d)	7,250	—
Alliance HealthCare Services Inc			0.00%, 9/15/2008(b),(d)	9,250	277
8.00%, 12/1/2016(f)	13,345	12,478	Nielsen Finance LLC / Nielsen Finance Co
HCA Inc/DE			10.00%, 8/1/2014	22,000	23,100
7.50%, 11/6/2033	16,000	14,560	UPC Holding BV
9.25%, 11/15/2016	31,500	34,059	9.88%, 4/15/2018(f)	8,250	8,704
9.63%, 11/15/2016	25,520	27,753		$ 78,257
Healthsouth Corp			Miscellaneous Manufacturing - 1.20%
10.75%, 6/15/2016	32,000	34,880	GE Capital Trust I
IASIS Healthcare LLC / IASIS Capital Corp			6.38%, 11/15/2067	10,910	10,446
8.75%, 6/15/2014	9,480	9,741	RBS Global Inc / Rexnord LLC
Multiplan Inc			8.50%, 5/1/2018(f)	21,475	21,529
10.38%, 4/15/2016(f)	33,000	34,155	Trimas Corp
Select Medical Corp			9.75%, 12/15/2017(f)	4,410	4,548
7.63%, 2/1/2015	15,095	14,340		$ 36,523
Tenet Healthcare Corp			Mortgage Backed Securities - 0.43%
9.25%, 2/1/2015(e)	17,000	18,190	GS Mortgage Securities Corp II
US Oncology Inc			0.00%, 6/12/2016(b),(f)	7,000	6,550
9.13%, 8/15/2017	4,000	4,180	RBSCF Trust
	$ 204,336		6.00%, 7/17/2014(e),(f)	7,000	6,491
Home Furnishings - 0.28%				$ 13,041
ALH Finance LLC / ALH Finance Corp			Oil & Gas - 6.42%
8.50%, 1/15/2013	8,500	8,564	Chaparral Energy Inc
			8.50%, 12/1/2015	11,555	11,266
Insurance - 3.13%			Chesapeake Energy Corp
Genworth Financial Inc			6.50%, 8/15/2017	11,500	11,212
8.63%, 12/15/2016	4,650	5,188	Continental Resources Inc/OK
Liberty Mutual Group Inc			7.38%, 10/1/2020(f)	4,485	4,642
10.75%, 6/15/2058(e),(f)	38,125	44,416	Denbury Resources Inc
Lincoln National Corp			8.25%, 2/15/2020	16,729	17,942
7.00%, 5/17/2066(e)	49,225	45,533	9.75%, 3/1/2016	2,735	3,022
	$ 95,137		Hilcorp Energy I LP/Hilcorp Finance Co
Internet - 0.38%			8.00%, 2/15/2020(f)	13,670	13,328
Zayo Group LLC/Zayo Capital Inc			Linn Energy LLC
10.25%, 3/15/2017(f)	11,135	11,566	9.88%, 7/1/2018	34,000	36,720
			Linn Energy LLC/Linn Energy Finance Corp
Iron & Steel - 0.57%			8.63%, 4/15/2020(f)	20,000	20,750
AK Steel Corp			OPTI Canada Inc
7.63%, 5/15/2020(g)	3,765	3,878	7.88%, 12/15/2014	20,600	19,622
United States Steel Corp			9.00%, 12/15/2012(f)	2,215	2,270
7.38%, 4/1/2020	13,080	13,440	Petrohawk Energy Corp
	$ 17,318		9.13%, 7/15/2013	1,080	1,129
Leisure Products & Services - 0.59%			Petroleum Development Corp
Royal Caribbean Cruises Ltd			12.00%, 2/15/2018	17,375	18,678
7.25%, 6/15/2016	2,960	2,997	Pioneer Natural Resources Co
7.25%, 3/15/2018	15,000	15,038	7.50%, 1/15/2020	8,915	9,474
	$ 18,035		Quicksilver Resources Inc
Lodging - 2.00%			11.75%, 1/1/2016	14,918	17,305
Harrah's Operating Co Inc			Venoco Inc
10.00%, 12/15/2018	13,440	11,625	11.50%, 10/1/2017	7,550	8,041
MGM Mirage				$ 195,401
8.50%, 9/15/2010	2,670	2,690	Oil & Gas Services - 0.21%
10.38%, 5/15/2014(f)	1,830	2,004	Cie Generale de Geophysique-Veritas
13.00%, 11/15/2013	19,000	22,325	9.50%, 5/15/2016	6,020	6,441
Wyndham Worldwide Corp
7.38%, 3/1/2020	2,075	2,143	Other Asset Backed Securities - 0.40%
9.88%, 5/1/2014	17,160	19,559	Aircraft Certificate Owner Trust
Wynn Las Vegas LLC / Wynn Las Vegas Capital			6.46%, 9/20/2022(d),(f)	6,925	6,232
Corp			7.00%, 9/20/2022(d),(f)	7,160	5,871
6.63%, 12/1/2014	615	623		$ 12,103
	$ 60,969		Packaging & Containers - 0.84%
Media - 2.57%			Crown Americas LLC / Crown Americas Capital
Clear Channel Worldwide Holdings Inc			Corp
9.25%, 12/15/2017(f)	3,730	3,982	7.75%, 11/15/2015	12,000	12,450
9.25%, 12/15/2017(f)	5,905	6,326

See accompanying notes

Schedule of Investments High Yield Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's)	Value (000's)
Packaging & Containers (continued)			Software (continued)
Crown Cork & Seal Co Inc			SS&C Technologies Inc
7.38%, 12/15/2026	$ 10,500 $	9,660	11.75%, 12/1/2013	$ 16,000	$ 16,980
Plastipak Holdings Inc					$ 57,125
10.63%, 8/15/2019(f)	2,955	3,284	Sovereign - 1.36%
	$ 25,394		Brazilian Government International Bond
Pharmaceuticals - 0.91%			12.50%, 1/5/2016	45,600	29,381
Axcan Intermediate Holdings Inc			Mexican Bonos
9.25%, 3/1/2015	3,865	4,058	8.00%, 12/19/2013	138,474	11,921
Elan Finance PLC/Elan Finance Corp					$ 41,302
8.75%, 10/15/2016(f)	10,955	11,120	Telecommunications - 9.18%
Omnicare Inc			Clearwire Communications LLC/Clearwire
6.13%, 6/1/2013	12,560	12,591	Finance Inc
	$ 27,769		12.00%, 12/1/2015(f)	11,990	12,440
Pipelines - 2.05%			Digicel Group Ltd
El Paso Natural Gas Co			9.13%, 1/15/2015(f)	12,280	12,403
8.38%, 6/15/2032	12,500	15,179	10.50%, 4/15/2018(f)	4,500	4,804
El Paso Pipeline Partners Operating Co LLC			Digicel Ltd
6.50%, 4/1/2020	7,385	7,623	12.00%, 4/1/2014(f)	10,800	12,366
Energy Maintenance Services Group LLC			DigitalGlobe Inc
0.00%, 3/1/2014(b),(c),(d)	12,298	2,706	10.50%, 5/1/2014(f)	2,000	2,190
Enterprise Products Operating LLC			Global Crossing Ltd
8.38%, 8/1/2066	27,110	28,194	12.00%, 9/15/2015(f)	7,580	8,508
MarkWest Energy Partners LP / MarkWest Energy			Intelsat Luxembourg SA
Finance Corp			11.25%, 2/4/2017	43,920	46,006
8.75%, 4/15/2018	8,515	8,824	11.50%, 2/4/2017	10,551	11,131
	$ 62,526		Level 3 Financing Inc
REITS - 0.85%			9.25%, 11/1/2014	22,600	22,346
DuPont Fabros Technology LP			10.00%, 2/1/2018(f)	12,280	12,096
8.50%, 12/15/2017(f)	5,950	6,173	Nextel Communications Inc
Reckson Operating Partnership LP			7.38%, 8/1/2015	36,325	35,371
6.00%, 3/31/2016	20,000	19,939	Sprint Nextel Corp
	$ 26,112		6.00%, 12/1/2016	5,490	5,064
Retail - 2.14%			8.38%, 8/15/2017	8,745	9,040
Asbury Automotive Group Inc			Telcordia Technologies Inc
7.63%, 3/15/2017	4,800	4,608	4.05%, 7/15/2012(e),(f)	14,795	14,813
Bon-Ton Department Stores Inc/The			10.00%, 3/15/2013(f)	9,310	9,322
10.25%, 3/15/2014	6,730	6,814	11.00%, 5/1/2018(f)	2,920	2,978
Ferrellgas Partners LP			West Corp
9.13%, 10/1/2017(f)	13,510	14,321	9.50%, 10/15/2014	18,000	18,630
Ltd Brands Inc			11.00%, 10/15/2016	3,035	3,255
7.00%, 5/1/2020(g)	6,745	6,880	Wind Acquisition Finance SA
Phillips-Van Heusen Corp			11.75%, 7/15/2017(f)	23,660	26,322
7.38%, 5/15/2020(g)	5,575	5,714	Wind Acquisition Holdings Finance SA
Sonic Automotive Inc			12.25%, 7/15/2017(f)	10,000	10,475
8.63%, 8/15/2013	2,628	2,687			$ 279,560
9.00%, 3/15/2018(f)	4,840	5,034	Transportation - 1.03%
Suburban Propane Partners LP/Suburban Energy			Navios Maritime Holdings Inc / Navios Maritime
Finance Corp			Finance US Inc
7.38%, 3/15/2020	7,405	7,553	8.88%, 11/1/2017(f)	7,915	8,271
Toys R Us Property Co LLC			syncreon Global Ireland Ltd / syncreon Global
8.50%, 12/1/2017(f)	10,830	11,453	Finance US Inc
	$ 65,064		9.50%, 5/1/2018(f)	4,905	4,936
Savings & Loans - 0.00%			Trailer Bridge Inc
Washington Mutual Bank / Henderson NV			9.25%, 11/15/2011	18,000	18,270
0.00%, 6/15/2011(b)	3,500	35			$ 31,477
0.00%, 1/15/2013(b)	3,000	30	TOTAL BONDS		$ 2,435,175
0.00%, 1/15/2015(b),(e)	2,000	20		Principal
	$ 85			Amount
Semiconductors - 0.18%			CONVERTIBLE BONDS - 4.60%	(000's)	Value (000's)
Freescale Semiconductor Inc			Aerospace & Defense - 0.24%
9.25%, 4/15/2018(f)	5,210	5,418	GenCorp Inc
			2.25%, 11/15/2024	3,935	3,689
Software - 1.88%			4.06%, 12/31/2039(f)	3,765	3,709
First Data Corp					$ 7,398
10.55%, 9/24/2015	18,401	16,285	Biotechnology - 1.07%
11.25%, 3/31/2016	4,520	3,774	Amylin Pharmaceuticals Inc
Open Solutions Inc			3.00%, 6/15/2014	37,175	32,714
9.75%, 2/1/2015(f)	23,770	20,086

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		SENIOR FLOATING RATE INTERESTS	Amount
CONVERTIBLE BONDS (continued)	(000's)	Value (000's)	(continued)	(000's) Value (000's)
Electronics - 0.74%			Electronics - 0.28%
L-1 Identity Solutions Inc			L-1 Identity Solutions Operating Co, Term Loan
3.75%, 5/15/2027	$ 7,395	$ 7,025	B1
TTM Technologies Inc			6.66%, 8/5/2013(e)	$ 8,450 $	8,454
3.25%, 5/15/2015	16,150	15,544
		$ 22,569	Entertainment - 0.41%
Pharmaceuticals - 0.02%			CCM Merger Inc, Term Loan B
Vion Pharmaceuticals Inc			8.50%, 7/21/2012(e)	12,477	12,327
0.00%, 2/15/2012(b)	4,500	608
			Healthcare - Services - 0.36%
Retail - 0.41%			HCA Inc, Term Loan A1
Asbury Automotive Group Inc			1.54%, 1/22/2012(e)	4,490	4,354
3.00%, 9/15/2012	12,500	11,625	Multiplan Inc, Term Loan B
Sonic Automotive Inc			3.56%, 4/12/2013(e)	4,528	4,435
5.00%, 10/1/2029	755	839	Multiplan Inc, Term Loan C
		$ 12,464	3.56%, 4/12/2013(e)	2,415	2,367
Semiconductors - 0.61%				$ 11,156
Jazz Technologies Inc			Insurance - 0.11%
8.00%, 12/31/2011	11,205	10,925	Asurion Corp, PIK Term Loan
Linear Technology Corp			6.75%, 7/7/2015(e)	3,425	3,383
3.00%, 5/1/2027	7,500	7,481
		$ 18,406	Internet - 0.16%
Software - 0.57%			Skype Technologies, 1st Lien Term Loan
Blackboard Inc			7.00%, 2/2/2015(e)	5,000	4,996
3.25%, 7/1/2027	17,000	17,255
			Lodging - 0.76%
Telecommunications - 0.47%			Harrah's Operating Co Inc, Term Increment Loan
JDS Uniphase Corp			B4
1.00%, 5/15/2026	15,810	14,446	9.50%, 10/23/2016(e)	18,309	18,965
			Harrah's Operating Co Inc, Term Loan B1
Transportation - 0.47%			3.32%, 1/28/2015(e)	4,609	4,057
Horizon Lines Inc				$ 23,022
4.25%, 8/15/2012	16,000	14,280	Media - 0.83%
			Univision, 1st Lien Term Loan
TOTAL CONVERTIBLE BONDS		$ 140,140	2.54%, 9/29/2014(e)	27,790	25,293
	Principal
SENIOR FLOATING RATE INTERESTS -	Amount		Miscellaneous Manufacturing - 0.07%
9.79%	(000's)	Value (000's)	GenTek Holding LLC, Term Loan
			7.00%, 9/30/2014(e)	2,095	2,103
Automobile Manufacturers - 1.19%
Ford, Term Loan B
3.28%, 12/16/2013(e)	37,597	36,253	Oil & Gas - 0.34%
			Big West Oil LLC, Term Loan
			0.00%, 4/30/2015(e),(h)	3,210	3,238
Automobile Parts & Equipment - 0.12%
Hayes Lemmerz Intl, Term Loan			Venoco Inc, Term Loan C
12.00%, 12/11/2013(e)	3,701	3,756	4.31%, 5/7/2014(e)	7,410	7,086
				$ 10,324
Commercial Services - 1.08%			Retail - 0.06%
Quintiles Transnational, Term Loan			Rite Aid Corp, Term Loan 4
4.25%, 3/31/2014(e)	7,500	7,388	9.50%, 6/5/2015(e)	1,615	1,682
Quintiles Transnational, Term Loan B
2.25%, 3/31/2013(e)	18,230	17,873	Semiconductors - 0.53%
Rental Services Corp, Term Loan			Freescale Semiconductor Inc, Term Loan
3.80%, 11/30/2013(e)	7,853	7,601	4.50%, 12/1/2016(e)	11,826	11,347
		$ 32,862	Spansion Inc, Term Loan B-Exit
			7.64%, 2/9/2015(e)	4,850	4,895
Diversified Financial Services - 0.73%
American General Finance Corp, Term Loan				$ 16,242
7.25%, 4/16/2015(e)	14,740	14,779	Software - 1.33%
Nuveen Investments Inc, Term Loan			First Data Corp, Term Loan B1
12.50%, 7/9/2015(e)	6,080	6,688	3.01%, 12/24/2014(e)	15,840	14,265
Universal City Development Partners Ltd, Term			First Data Corp, Term Loan B2
Loan B			3.03%, 9/24/2014(e)	4,949	4,450
6.50%, 10/29/2014(e)	748	751	First Data Corp, Term Loan B3
		$ 22,218	3.03%, 9/24/2014(e)	7,939	7,129
Electric - 0.92%			Open Solutions Inc, Term Loan B
			2.45%, 1/23/2014(e)	12,917	11,636
Texas Competitive Electric Holdings Company,
Term Loan B2			Reynolds & Reynolds Co, Term Loan
3.75%, 10/29/2014(e)	34,089	27,944	0.00%, 4/1/2017(e),(h)	3,000	2,996
				$ 40,476

See accompanying notes

144

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
	Principal		Sector	Percent
SENIOR FLOATING RATE INTERESTS	Amount
(continued)	(000's) Value (000's)		Financial	21 .85%
			Consumer, Cyclical	15 .52%
Telecommunications - 0.51%			Consumer, Non-cyclical	14 .43%
Intelsat Jackson Holdings Ltd, Term Loan
3.29%, 2/1/2014(e)	$ 15,500	$ 14,616	Communications	14 .10%
			Energy	10 .42%
Telcordia Technologies Inc, Term Loan 1L
0.00%, 4/9/2016(e),(h)	1,000	1,002	Industrial	7 .47%
			Technology	5 .68%
		$ 15,618	Utilities	5 .61%
TOTAL SENIOR FLOATING RATE INTERESTS		$ 298,109	Basic Materials	1 .64%
	Maturity		Government	1 .43%
	Amount		Mortgage Securities	0 .43%
REPURCHASE AGREEMENTS - 2.98%	(000's)	Value (000's)	Asset Backed Securities	0 .40%
Banks - 2.98%			Other Assets in Excess of Liabilities, Net	1 .02%
Investment in Joint Trading Account; Bank of	$ 24,882	$ 24,882	TOTAL NET ASSETS	100.00%
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$25,379,557; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	16,185	16,184
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $16,508,060;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	24,882	24,882
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $25,379,557;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	24,882	24,882
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $25,379,558;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
$ 90,830
TOTAL REPURCHASE AGREEMENTS		$ 90,830
Total Investments		$ 3,013,262
Other Assets in Excess of Liabilities, Net -
1.02%		$ 31,079
TOTAL NET ASSETS - 100.00%		$ 3,044,341

(a)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).
(b)	Non-Income Producing Security
(c)	Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $44,907 or 1.48% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $847,937 or 27.85% of net assets.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after April 30, 2010, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 262,764
Unrealized Depreciation	(107,650)
Net Unrealized Appreciation (Depreciation)	$ 155,114
Cost for federal income tax purposes	$ 2,858,148
All dollar amounts are shown in thousands (000's)

See accompanying notes

145

Schedule of Investments
High Yield Fund
April 30, 2010 (unaudited)

Affiliated Securities	October 31, 2009		Purchases			Sales	April 30, 2010
Proceeds
	Shares	Cost (000's)	Shares	Cost (000's)	Shares	(000's)	Shares	Cost (000's)
New Flyer Industries Inc	2,733,500	$ 23,687	—	$ —	—	$ —	2,733,500	$ 23,687

		$ 23,687		$ –		$ –		$ 23,687

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)
New Flyer Industries Inc	$ 524		$ —			$ —
	$ 524		$ —			$ —

See accompanying notes

146

Schedule of Investments
Income Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 0.00%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%				Amount
Adelphia Recovery Trust (a),(b)	658,740 $	—	BONDS (continued)	(000's)	Value (000's)
			Diversified Financial Services (continued)
Pipelines - 0.00%			DVI Inc (continued)
Energy Maintenance Services Group LLC -	383	—	0.00%, 2/1/2004(a),(b),(c)	$ 400	$ 36
Warrants (a),(b),(c)			International Lease Finance Corp
			8.75%, 3/15/2017(d)	9,500	9,429
TOTAL COMMON STOCKS		$ —	Jefferies Group Inc
	Principal		6.25%, 1/15/2036	9,000	7,928
	Amount		7.75%, 3/15/2012	7,500	8,125
BONDS - 70.61%	(000's)	Value (000's)	Merrill Lynch & Co Inc
Aerospace & Defense - 1.11%			5.00%, 1/15/2015	3,000	3,090
Lockheed Martin Corp			6.50%, 7/15/2018	2,000	2,088
5.50%, 11/15/2039	$ 8,000	$ 8,117	6.75%, 6/1/2028	2,000	2,046
7.75%, 5/1/2026	3,000	3,794	QHP Royalty Sub LLC
Lockheed Martin Tactical Systems Inc			10.25%, 3/15/2015(c),(d)	3,832	3,888
7.63%, 6/15/2025	1,000	1,269			$ 37,453
		$ 13,180	Electric - 10.43%
Automobile Manufacturers - 0.57%			Arizona Public Service Co
New Flyer Industries Ltd			6.50%, 3/1/2012	5,000	5,393
14.00%, 8/19/2020(b),(c),(d)	7,000	6,822	Dominion Resources Inc/VA
			5.00%, 3/15/2013	10,000	10,790
Banks - 9.73%			Exelon Generation Co LLC
Bank of America Corp			6.20%, 10/1/2017	9,000	9,977
5.42%, 3/15/2017	5,000	4,959	6.25%, 10/1/2039	3,000	3,129
6.80%, 3/15/2028	670	684	Metropolitan Edison Co
8.00%, 12/29/2049(e)	4,000	4,027	4.95%, 3/15/2013	7,000	7,403
8.13%, 12/29/2049(e)	7,000	7,047	Mirant Americas Generation LLC
Bank One Corp			8.50%, 10/1/2021	15,000	14,550
10.00%, 8/15/2010	400	410	Nisource Finance Corp
Citigroup Inc			5.25%, 9/15/2017	2,000	2,053
5.85%, 8/2/2016	12,000	12,465	5.40%, 7/15/2014	5,000	5,302
FleetBoston Financial Corp			6.15%, 3/1/2013	5,000	5,463
6.88%, 1/15/2028	995	1,020	Ohio Edison Co
Goldman Sachs Group Inc/The			5.45%, 5/1/2015	5,000	5,350
5.35%, 1/15/2016	2,000	2,038	Oncor Electric Delivery Co LLC
6.60%, 1/15/2012	10,000	10,658	7.00%, 9/1/2022	12,000	14,053
JP Morgan Chase & Co			Pacific Gas & Electric Co
5.13%, 9/15/2014	12,000	12,825	4.20%, 3/1/2011	10,250	10,535
7.90%, 4/29/2049(e)	5,000	5,251	6.05%, 3/1/2034	2,000	2,123
Morgan Stanley			PacifiCorp
4.75%, 4/1/2014	5,000	5,101	4.95%, 8/15/2014	5,000	5,416
6.25%, 8/9/2026	7,000	7,327	5.25%, 6/15/2035	5,000	4,858
US Bank NA/Cincinnati OH			6.25%, 10/15/2037	2,000	2,202
4.95%, 10/30/2014	6,000	6,503	PPL Energy Supply LLC
6.38%, 8/1/2011	5,000	5,315	6.40%, 11/1/2011	5,000	5,346
Wells Fargo & Co			6.50%, 5/1/2018	3,000	3,291
4.63%, 4/15/2014	11,000	11,598	Southwestern Electric Power Co
7.98%, 3/29/2049(e)	15,000	15,825	5.38%, 4/15/2015	6,500	6,975
Wells Fargo Capital XV					$ 124,209
9.75%, 12/29/2049(e)	2,500	2,800	Entertainment - 1.88%
		$ 115,853	CCM Merger Inc
Beverages - 1.01%			8.00%, 8/1/2013(d)	11,000	10,134
Anheuser-Busch InBev Worldwide Inc			Peninsula Gaming LLC
7.75%, 1/15/2019(d)	10,000	12,036	10.75%, 8/15/2017(d)	12,000	12,270
					$ 22,404
Chemicals - 0.99%			Environmental Control - 1.31%
Airgas Inc			Republic Services Inc
4.50%, 9/15/2014	5,000	5,192	5.00%, 3/1/2020(d)	12,000	12,054
7.13%, 10/1/2018(d)	6,000	6,600	Waste Management Inc
		$ 11,792	7.38%, 8/1/2010	3,500	3,554
Commercial Services - 1.59%					$ 15,608
Ceridian Corp			Gas - 1.08%
11.25%, 11/15/2015(e)	10,000	10,300	Sempra Energy
ERAC USA Finance LLC			6.00%, 2/1/2013	9,000	9,744
6.38%, 10/15/2017(d)	4,000	4,468	6.00%, 10/15/2039	3,000	3,072
7.00%, 10/15/2037(d)	4,000	4,265			$ 12,816
		$ 19,033	Healthcare - Services - 3.21%
Diversified Financial Services - 3.14%			Alliance HealthCare Services Inc
DVI Inc			8.00%, 12/1/2016(d)	8,000	7,480
0.00%, 2/1/2004(a),(b),(c)	8,125	823

See accompanying notes

147

Schedule of Investments Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Healthcare - Services (continued)			Pharmaceuticals - 0.55%
HCA Inc/DE			Elan Finance PLC/Elan Finance Corp
7.50%, 11/6/2033	$ 1,700 $	1,547	8.75%, 10/15/2016(d)	$ 3,000 $	3,045
9.25%, 11/15/2016	6,000	6,488	Omnicare Inc
Healthsouth Corp			6.13%, 6/1/2013	3,500	3,509
10.75%, 6/15/2016	8,500	9,265		$ 6,554
Tenet Healthcare Corp			Pipelines - 3.43%
9.00%, 5/1/2015(d)	6,000	6,532	El Paso Natural Gas Co
10.00%, 5/1/2018(d)	6,000	6,832	7.50%, 11/15/2026	10,000	11,189
	$ 38,144		Energy Maintenance Services Group LLC
Insurance - 1.69%			0.00%, 3/1/2014(a),(b),(c)	13,299	2,926
Aspen Insurance Holdings Ltd			Enterprise Products Operating LLC
6.00%, 8/15/2014	2,500	2,662	6.38%, 2/1/2013	2,500	2,750
Farmers Insurance Exchange			Express Pipeline LP
6.00%, 8/1/2014(d)	6,000	6,088	7.39%, 12/31/2017(d)	7,892	8,544
Prudential Financial Inc			Southern Natural Gas Co
7.38%, 6/15/2019	4,000	4,711	8.00%, 3/1/2032	4,000	4,705
8.88%, 6/15/2038(e)	6,000	6,750	Tennessee Gas Pipeline Co
	$ 20,211		8.38%, 6/15/2032	2,000	2,429
Leisure Products & Services - 1.04%			TransCanada PipeLines Ltd
Royal Caribbean Cruises Ltd			7.25%, 8/15/2038	7,000	8,369
6.88%, 12/1/2013	6,000	6,210		$ 40,912
7.25%, 3/15/2018	2,000	2,005	Real Estate - 1.13%
8.75%, 2/2/2011	4,000	4,150	WEA Finance LLC / WT Finance Aust Pty Ltd
	$ 12,365		6.75%, 9/2/2019(d)	12,000	13,443
Lodging - 1.08%
MGM Mirage			REITS - 10.28%
11.13%, 11/15/2017(d)	1,000	1,136	Arden Realty LP
13.00%, 11/15/2013	10,000	11,750	5.20%, 9/1/2011	3,000	3,132
	$ 12,886		5.25%, 3/1/2015	8,000	8,618
Media - 4.85%			BioMed Realty LP
Comcast Corp			6.13%, 4/15/2020(d)	3,000	3,037
6.45%, 3/15/2037	7,000	7,331	Developers Diversified Realty Corp
6.95%, 8/15/2037	3,000	3,341	4.63%, 8/1/2010	10,000	10,027
COX Communications Inc			Duke Realty LP
6.45%, 12/1/2036(d)	4,000	4,183	8.25%, 8/15/2019	12,000	13,634
6.75%, 3/15/2011	8,000	8,352	HCP Inc
Frontiervision			6.00%, 3/1/2015	1,750	1,848
0.00%, 9/15/2008(a),(b)	2,500	75	6.45%, 6/25/2012	3,000	3,212
Historic TW Inc			7.07%, 6/8/2015	2,250	2,454
9.15%, 2/1/2023	5,260	6,887	Health Care REIT Inc
News America Inc			6.00%, 11/15/2013	8,000	8,633
6.40%, 12/15/2035	8,000	8,411	6.13%, 4/15/2020	2,000	2,064
Reed Elsevier Capital Inc			6.20%, 6/1/2016	3,000	3,223
6.75%, 8/1/2011	10,000	10,624	Healthcare Realty Trust Inc
Time Warner Cable Inc			5.13%, 4/1/2014	2,000	2,042
6.55%, 5/1/2037	6,000	6,315	6.50%, 1/17/2017	5,000	5,236
7.30%, 7/1/2038	2,000	2,306	8.13%, 5/1/2011	7,500	7,940
	$ 57,825		Kimco Realty Corp
Mining - 1.09%			6.88%, 10/1/2019	12,000	13,551
Xstrata Canada Corp			Nationwide Health Properties Inc
6.00%, 10/15/2015	12,000	13,016	6.00%, 5/20/2015	12,000	12,719
			Shurgard Storage Centers LLC
Oil & Gas - 2.99%			5.88%, 3/15/2013	9,000	9,489
OPTI Canada Inc			Simon Property Group LP
7.88%, 12/15/2014	10,000	9,525	10.35%, 4/1/2019	9,000	11,662
Petro-Canada				$ 122,521
4.00%, 7/15/2013	3,000	3,117	Retail - 1.92%
6.80%, 5/15/2038	5,000	5,555	Asbury Automotive Group Inc
9.25%, 10/15/2021	8,500	11,404	8.00%, 3/15/2014	5,000	5,019
XTO Energy Inc			Neiman Marcus Group Inc/The
6.75%, 8/1/2037	5,000	6,005	10.38%, 10/15/2015	13,000	13,699

	$ 35,606		Sonic Automotive Inc	4,000	4,160
Packaging & Containers - 1.00%			9.00%, 3/15/2018 (d)
Sealed Air Corp				$ 22,878
5.63%, 7/15/2013(d)	4,000	4,239	Telecommunications - 2.40%
7.88%, 6/15/2017(d)	7,000	7,643	Corning Inc
	$ 11,882		5.90%, 3/15/2014	12,000	13,182
			Qwest Corp
			8.88%, 3/15/2012(e)	8,000	8,740

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Telecommunications (continued)			Federal National Mortgage Association (FNMA)
Telus Corp			- 5.39%
8.00%, 6/1/2011	$ 6,219	$ 6,679	4.00%, 3/1/2039(f)	$ 16,887	$ 16,534
		$ 28,601	5.00%, 1/1/2018(f)	2,271	2,424
Toys, Games & Hobbies - 0.09%			5.00%, 10/1/2032(f)	2,627	2,741
Mattel Inc			5.00%, 8/1/2035(f)	20,835	21,683
7.30%, 6/13/2011	1,000	1,057	5.50%, 3/1/2033(f)	3,026	3,212
			5.50%, 2/1/2035(f)	13,481	14,250
Transportation - 1.02%			6.00%, 4/1/2032(f)	762	826
Trailer Bridge Inc			6.50%, 9/1/2028(f)	88	97
9.25%, 11/15/2011	12,000	12,180	6.50%, 11/1/2028(f)	70	77
			6.50%, 5/1/2031(f)	188	207
TOTAL BONDS		$ 841,287	6.50%, 4/1/2032(f)	956	1,053
	Principal		6.50%, 5/1/2032(f)	877	967
	Amount		7.00%, 1/1/2030(f)	22	25
CONVERTIBLE BONDS - 1.25%	(000's)	Value (000's)	7.45%, 6/1/2016(f)	100	106
Healthcare - Products - 0.75%					$ 64,202
China Medical Technologies Inc			Government National Mortgage Association
4.00%, 8/15/2013	13,000	8,889	(GNMA) - 0.17%
			6.00%, 5/20/2032(e)	1,658	1,810
Pharmaceuticals - 0.50%			7.00%, 6/20/2031	217	243
Omnicare Inc					$ 2,053
3.25%, 12/15/2035	7,000	5,993	U.S. Treasury - 2.90%
			3.63%, 2/15/2020	12,000	11,964
TOTAL CONVERTIBLE BONDS		$ 14,882	4.25%, 5/15/2039	8,000	7,639
	Principal		4.50%, 8/15/2039	15,000	14,925
SENIOR FLOATING RATE INTERESTS -	Amount				$ 34,528
0.86%	(000's)	Value (000's)	TOTAL U.S. GOVERNMENT &
Commercial Services - 0.21%			GOVERNMENT AGENCY OBLIGATIONS		$ 269,990
Quintiles Transnational, Term Loan				Maturity
4.25%, 3/31/2014(e)	2,500	2,462		Amount
			REPURCHASE AGREEMENTS - 3.09%	(000's)	Value (000's)
Entertainment - 0.65%			Banks - 3.09%
CCM Merger Inc, Term Loan B			Investment in Joint Trading Account; Bank of	$ 10,081	$ 10,081
8.50%, 7/21/2012(e)	7,867	7,773	America Repurchase Agreement; 0.19%
			dated 04/30/10 maturing 05/03/10
TOTAL SENIOR FLOATING RATE INTERESTS		$ 10,235	(collateralized by US Treasury Notes;
	Principal		$10,282,408; 0.00% - 4.63%; dated 06/25/10
U.S. GOVERNMENT & GOVERNMENT	Amount		- 10/15/15)
AGENCY OBLIGATIONS - 22.66%	(000's)	Value (000's)	Investment in Joint Trading Account; Credit Suisse	6,557	6,557
Federal Home Loan Mortgage Corporation			Repurchase Agreement; 0.19% dated
(FHLMC) - 14.20%			04/30/10 maturing 05/03/10 (collateralized by
4.00%, 4/1/2039(f)	$ 14,342	$ 14,029	Sovereign Agency Issues; $6,688,162; 0.00%
4.50%, 8/1/2033(f)	8,407	8,592	- 5.50%; dated 03/03/10 - 10/05/29)
4.50%, 8/1/2033(f)	12,047	12,313	Investment in Joint Trading Account; Deutsche	10,081	10,081
4.50%, 8/1/2033(f)	7,262	7,422	Bank Repurchase Agreement; 0.18% dated
4.50%, 5/1/2039(f)	17,116	17,279	04/30/10 maturing 05/03/10 (collateralized by
4.50%, 7/1/2039(f)	19,500	19,686	Sovereign Agency Issues; $10,282,407;
5.00%, 8/1/2035(f)	5,856	6,093	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
5.00%, 11/1/2035(f)	11,986	12,473	Investment in Joint Trading Account; Morgan	10,081	10,081
5.00%, 10/1/2038(f)	18,214	18,817	Stanley Repurchase Agreement; 0.18% dated
5.50%, 11/1/2017(f)	2,440	2,632	04/30/10 maturing 05/03/10 (collateralized by
5.50%, 1/1/2018(f)	725	782	Sovereign Agency Issues; $10,282,408;
5.50%, 5/1/2031(f)	1,165	1,239	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
5.50%, 6/1/2035(f)	12,780	13,547			$ 36,800
5.50%, 1/1/2036(f)	12,865	13,637	TOTAL REPURCHASE AGREEMENTS		$ 36,800
5.50%, 4/1/2036(f)	11,407	12,074	Total Investments		$ 1,173,194
6.00%, 3/1/2031(f)	261	284	Other Assets in Excess of Liabilities, Net -
6.00%, 5/1/2032(f)	1,034	1,124	1.53%		$ 18,179
6.00%, 6/1/2038(f)	4,543	4,870	TOTAL NET ASSETS - 100.00%		$ 1,191,373
6.50%, 1/1/2029(f)	266	293
6.50%, 5/1/2029(f)	406	447
6.50%, 6/1/2029(f)	662	729	(a) Non-Income Producing Security
6.50%, 6/1/2029(f)	228	251	(b)	Market value is determined in accordance with procedures established in
6.50%, 8/1/2029(f)	223	245	good faith by the Board of Directors. At the end of the period, the value of
7.00%, 1/1/2032(f)	313	349	these securities totaled $10,682 or 0.90% of net assets.
		$ 169,207	(c) Security is Illiquid

See accompanying notes

Schedule of Investments Income Fund April 30, 2010 (unaudited)

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $158,328 or 13.29% of net assets.
(e)	Variable Rate. Rate shown is in effect at April 30, 2010.
(f)	This entity was put into conservatorship by the US Government in 2008. See Notes to Financial Statements for additional information.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 65,247
Unrealized Depreciation	(24,708)
Net Unrealized Appreciation (Depreciation)	$ 40,539
Cost for federal income tax purposes	$ 1,132,655
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	29 .71%
Mortgage Securities	19 .76%
Utilities	11 .51%
Consumer, Non-cyclical	7 .82%
Communications	7 .25%
Consumer, Cyclical	6 .58%
Energy	6 .42%
Industrial	4 .44%
Government	2 .90%
Basic Materials	2 .08%
Other Assets in Excess of Liabilities, Net	1 .53%
TOTAL NET ASSETS	100.00%

See accompanying notes

150

Schedule of Investments Inflation Protection Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 6.18%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Automobile Asset Backed Securities - 0.35%			Mortgage Backed Securities (continued)
Capital One Auto Finance Trust			Fannie Mae Grantor Trust
0.29%, 10/15/2012(a)	$ 1,359	$ 1,352	0.61%, 5/25/2035(a)	$ 60	$ 53
Hyundai Auto Receivables Trust			Fannie Mae Whole Loan
0.65%, 1/17/2012(a)	442	442	0.41%, 5/25/2035(a),(b)	59	58
		$ 1,794	0.46%, 5/25/2035(a),(b)	80	80
Banks - 0.02%			0.51%, 6/25/2044(a)	3	3
HSBC USA Capital Trust I			0.71%, 2/25/2047(a)	72	70
7.81%, 12/15/2026(b),(c)	100	95	Freddie Mac
			0.50%, 3/15/2023(a)	155	153
Diversified Financial Services - 0.86%			0.55%, 5/15/2017(a)	205	204
Bear Stearns Cos LLC/The			0.55%, 2/15/2018(a)	268	266
0.44%, 11/28/2011(a)	1,500	1,501	0.55%, 6/15/2018(a)	281	279
Sirens BV			0.60%, 2/15/2030(a)	22	22
2.25%, 4/13/2012(a),(c),(d)	2,000	1,880	0.60%, 5/15/2030(a)	51	51
SLM Corp			0.65%, 9/15/2033(a)	276	277
0.46%, 3/15/2011(a)	1,000	985	0.70%, 6/15/2023(a)	81	80
		$ 4,366	G-Force LLC
Electric - 0.23%			0.56%, 12/25/2039(a),(b),(c)	1,000	374
Pepco Holdings Inc			Ginnie Mae
0.88%, 6/1/2010(a)	1,150	1,150	0.61%, 10/20/2031(a)	116	116
			0.82%, 3/16/2047(a)	5,325	253
Food - 0.09%			1.26%, 10/16/2012(a)	2,297	56
Kraft Foods Inc			4.51%, 10/16/2028(a)	593	612
0.75%, 8/11/2010(a)	450	450	Greenwich Capital Commercial Funding Corp
			0.51%, 3/10/2039(a),(c)	54,190	863
Home Equity Asset Backed Securities - 0.28%			GSC Capital Corp Mortgage Trust
Asset Backed Securities Corp Home Equity			0.52%, 2/25/2036(a),(b)	514	76
0.36%, 7/25/2036(a)	703	668	GSR Mortgage Loan Trust
First NLC Trust			0.52%, 8/25/2046(a),(b)	213	47
0.56%, 9/25/2035(a)	319	313	Homebanc Mortgage Trust
GSAA Trust			0.60%, 1/25/2036(a)	839	366
0.40%, 4/25/2047(a),(b)	3,025	346	Impac CMB Trust
New Century Home Equity Loan Trust			0.51%, 5/25/2037(a),(b)	1,297	1,050
0.55%, 3/25/2035(a)	55	52	0.77%, 8/25/2035(a),(b)	51	11
Option One Mortgage Loan Trust			0.88%, 4/25/2035(a),(b)	233	85
0.71%, 3/25/2037(a),(b)	2,000	29	0.91%, 8/25/2035(a),(b)	4	—
1.26%, 2/25/2035(a),(b)	27	6	1.24%, 10/25/2034(a)	38	22
		$ 1,414	1.81%, 10/25/2034(a),(b)	85	30
Mortgage Backed Securities - 3.58%			Impac Secured Assets CMN Owner Trust
			0.43%, 9/25/2036(a)	1,500	828
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	300	302	Indymac Index Mortgage Loan Trust
			0.44%, 2/25/2037(a)	1,460	910
Bear Stearns Alt-A Trust
0.43%, 4/25/2037(a)	1,052	484	JP Morgan Alternative Loan Trust
			0.41%, 3/25/2037(a),(b)	1,460	686
Bear Stearns Asset Backed Securities Trust
0.49%, 4/25/2036(a)	114	55	LB-UBS Commercial Mortgage Trust
Bear Stearns Commercial Mortgage Securities			5.59%, 6/15/2031	390	414
7.00%, 5/20/2030	341	357	Merrill Lynch / Countrywide Commercial
Chase Mortgage Finance Corp			Mortgage Trust
3.70%, 7/25/2037(a)	351	344	0.18%, 7/12/2046(a),(c)	16,588	214
			Merrill Lynch Alternative Note Asset Trust
Citigroup/Deutsche Bank Commercial Mortgage			0.47%, 4/25/2037(a)	4,627	2,407
Trust
0.12%, 12/11/2049(a),(c)	12,683	103	Morgan Stanley Capital I
0.56%, 12/11/2049(a),(c)	8,105	143	0.86%, 12/20/2046(a),(b),(c)	200	2
0.62%, 10/15/2048(a)	33,240	474	WaMu Mortgage Pass Through Certificates
Countrywide Alternative Loan Trust			0.48%, 8/25/2046(a),(b)	695	275
0.47%, 5/25/2047 (a)	3,555	1,160	0.63%, 1/25/2045(a)	156	108
0.52%, 7/25/2046(a)	2,100	945	0.64%, 11/25/2045(a)	318	315
0.54%, 6/25/2036(a),(b)	902	173	0.90%, 12/25/2027(a),(b)	722	650
0.68%, 12/25/2035(a)	401	108	Washington Mutual Alternative Mortgage Pass-
Countrywide Asset-Backed Certificates			Through Certificates
0.53%, 1/25/2036(a),(b)	127	97	0.44%, 1/25/2047(a)	3,020	276
			0.54%, 6/25/2046(a)	550	47
Fannie Mae
0.46%, 1/25/2023(a)	59	59			$ 18,154
0.51%, 11/25/2022(a)	61	60	Other Asset Backed Securities - 0.44%
0.51%, 3/25/2035(a)	143	143	Ameriquest Mortgage Securities Inc
0.56%, 2/25/2018(a)	44	44	0.57%, 4/25/2034(a),(b)	339	284
0.56%, 3/25/2018(a)	269	268	Argent Securities Inc
0.56%, 2/25/2032(a)	49	49	0.38%, 4/25/2036(a)	41	22
0.66%, 2/25/2028(a)	97	97

See accompanying notes

Schedule of Investments Inflation Protection Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
Other Asset Backed Securities (continued)			U.S. Treasury Inflation-Indexed Obligations
Carrington Mortgage Loan Trust			(continued)
0.49%, 12/25/2035(a)	$ 118	$ 113	3.88%, 4/15/2029	$ 14,839	$ 19,667
Countrywide Asset-Backed Certificates					$ 456,959
0.51%, 3/25/2036(a),(b)	1,183	763	TOTAL U.S. GOVERNMENT &
0.63%, 2/25/2036(a),(b)	126	114	GOVERNMENT AGENCY OBLIGATIONS		$ 456,959
0.76%, 2/25/2037(a),(b)	3,000	89	Total Investments		$ 488,263
1.39%, 12/25/2032(a),(b)	61	37	Other Assets in Excess of Liabilities, Net -
Fannie Mae Grantor Trust			3.58%		$ 18,128
0.39%, 4/25/2035(a)	122	117	TOTAL NET ASSETS - 100.00%		$ 506,391
Fannie Mae Whole Loan
0.56%, 11/25/2033(a),(b)	6	6
First Franklin Mortgage Loan Asset Backed			(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
Certificates			(b) Security is Illiquid
0.50%, 11/25/2035(a)	122	121	(c)	Security exempt from registration under Rule 144A of the Securities Act of
First-Citizens Home Equity Loan LLC			1933. These securities may be resold in transactions exempt from
0.46%, 9/15/2022(a),(c)	687	374	registration, normally to qualified institutional buyers. Unless otherwise
Long Beach Mortgage Loan Trust			indicated, these securities are not considered illiquid. At the end of the
0.79%, 6/25/2034(a),(b)	225	179	period, the value of these securities totaled $4,989 or 0.99% of net assets.
		$ 2,219	(d)	Market value is determined in accordance with procedures established in
Pipelines - 0.10%			good faith by the Board of Directors. At the end of the period, the value of
Williams Cos Inc			these securities totaled $1,880 or 0.37% of net assets.
2.29%, 10/1/2010(a),(c)	500	500	(e)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Student Loan Asset Backed Securities - 0.06%			these securities totaled $380 or 0.08% of net assets.
SLM Student Loan Trust
0.32%, 3/15/2017(a)	324	322
			Unrealized Appreciation (Depreciation)
Telecommunications - 0.17%			The net federal income tax unrealized appreciation (depreciation) and federal tax
Sprint Nextel Corp			cost of investments held as of the period end were as follows:
0.69%, 6/28/2010(a)	400	399
Telcordia Technologies Inc			Unrealized Appreciation		$ 21,691
4.05%, 7/15/2012(a),(c)	440	441
			Unrealized Depreciation		(25,669)
		$ 840	Net Unrealized Appreciation (Depreciation)		$ (3,978)
TOTAL BONDS		$ 31,304	Cost for federal income tax purposes		$ 492,241
	Principal		All dollar amounts are shown in thousands (000's)
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS - 90.24%	(000's)	Value (000's)	Portfolio Summary (unaudited)
U.S. Treasury Inflation-Indexed Obligations -			Sector		Percent
90.24%			Government		90 .24%
0.50%, 4/15/2015	$ 8,806	$ 8,838	Mortgage Securities		3 .60%
0.63%, 4/15/2013	226	232	Asset Backed Securities		1 .11%
1.25%, 4/15/2014	14,522	15,155	Financial		0 .88%
1.38%, 7/15/2018	7,016	7,199	Utilities		0 .23%
1.38%, 1/15/2020	29,322	29,581	Communications		0 .17%
1.63%, 1/15/2015	3,615	3,817	Energy		0 .10%
1.63%, 1/15/2018	6,590	6,895	Consumer, Non-cyclical		0 .09%
1.75%, 1/15/2028	20,402	20,252	Other Assets in Excess of Liabilities, Net		3 .58%
1.88%, 7/15/2013	4,119	4,389	TOTAL NET ASSETS		100.00%
1.88%, 7/15/2015	12,257	13,131
1.88%, 7/15/2019	2,989	3,163
2.00%, 4/15/2012	16,513	17,363	Other Assets Summary (unaudited)
2.00%, 1/15/2014(e)	33,700	36,094	Asset Type		Percent
2.00%, 7/15/2014	37,726	40,565	Futures		7 .54%
2.00%, 1/15/2016	8,731	9,411
2.00%, 1/15/2026	14,742	15,301
2.13%, 1/15/2019	12,139	13,118
2.13%, 2/15/2040	7,867	8,353
2.38%, 4/15/2011	11,717	12,079
2.38%, 1/15/2017	6,540	7,196
2.38%, 1/15/2025	23,917	26,037
2.38%, 1/15/2027	10,135	11,026
2.50%, 7/15/2016	4,073	4,528
2.50%, 1/15/2029	43,464	48,178
2.63%, 7/15/2017	21,611	24,239
3.00%, 7/15/2012	36,013	38,990
3.38%, 1/15/2012	4,022	4,312
3.38%, 4/15/2032	1,142	1,457
3.63%, 4/15/2028	5,025	6,393

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 10 Year Note; June 2010	Long	212 $	24,956	$ 24,997	$ 41
US 2 Year Note; June 2010	Long	50	10,841	10,879	38
US 5 Year Note; June 2010	Short	20	2,311	2,317	(6)
					$ 73
All dollar amounts are shown in thousands (000's)

See accompanying notes

153

     Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

COMMON STOCKS - 92.01%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Agriculture - 0.52%			Computers (continued)
Golden Agri-Resources Ltd (a)	17,737,000 $	7,493	Infosys Technologies Ltd ADR	340,807 $	20,408
			Lenovo Group Ltd	13,906,000	10,252
Airlines - 0.79%			Lite-On Technology Corp	3,334,590	4,426
Air China Ltd (a)	7,172,000	7,925	Tata Consultancy Services Ltd	545,122	9,345
Gol Linhas Aereas Inteligentes SA ADR	260,681	3,410	Wipro Ltd ADR	6,596	148
	$ 11,335			$ 51,622
Automobile Manufacturers - 3.34%			Distribution & Wholesale - 0.31%
Dongfeng Motor Group Co Ltd	5,534,000	7,860	Hyosung Corp	63,387	4,499
Ford Otomotiv Sanayi AS	454,540	3,592
Hyundai Motor Co	101,740	12,408	Diversified Financial Services - 2.83%
Kia Motors Corp	481,190	11,741	Chinatrust Financial Holding Co Ltd	11,781,000	6,653
Tata Motors Ltd	448,281	8,682	E.Sun Financial Holding Co Ltd (a)	5,521,000	2,455
Yulon Motor Co Ltd	3,087,000	3,585	Fubon Financial Holding Co Ltd (a)	7,948,000	9,689
	$ 47,868		KGI Securities Co Ltd (a),(c)	313,659	2,902
Automobile Parts & Equipment - 0.31%			Shinhan Financial Group Co Ltd	201,399	8,567
Weichai Power Co Ltd	550,000	4,498	SinoPac Financial Holdings Co Ltd (a)	10,158,000	3,455
			Woori Finance Holdings Co Ltd	438,200	6,952
Banks - 15.87%				$ 40,673
Asya Katilim Bankasi AS (a)	2,943,458	7,770	Electric - 1.78%
Banco do Brasil SA	592,090	10,212	Empresa Nacional de Electricidad SA/Chile	2,141,108	3,326
Bangkok Bank Public Co	1,238,400	4,537	Enersis SA ADR	180,060	3,581
Bank Mandiri Tbk PT	11,442,500	7,247	Reliance Infrastructure Ltd	501,584	12,717
Bank of China Ltd	9,349,000	4,813	Tenaga Nasional BHD	2,206,500	5,865
Bank of Communications Co Ltd	7,005,000	7,978		$ 25,489
Bank Pekao SA	125,409	7,146	Electronics - 3.21%
BNP Paribas - Rights (a),(b)	13,391,826	5,041	Chroma Ate Inc	144	—
China Construction Bank Corp	25,484,778	20,695	Hon Hai Precision Industry Co Ltd	4,578,525	21,494
FirstRand Ltd	2,633,730	7,234	LG Display Co Ltd	258,060	10,975
Grupo Financiero Banorte SAB de CV	1,955,100	7,860	Tripod Technology Corp	2,206,000	7,579
HDFC Bank Ltd ADR	57,072	8,511	WPG Holdings Co Ltd	2,908,000	5,969
ICICI Bank Ltd ADR	187,518	7,973		$ 46,017
Industrial and Commercial Bank of China Ltd	30,829,000	22,470	Engineering & Contruction - 0.55%
Industrial Bank of Korea	346,480	4,818	Daelim Industrial Co Ltd	138,498	7,866
Korea Exchange Bank	473,330	5,777
Malayan Banking Bhd	4,696,500	11,213	Food - 1.53%
Nedbank Group Ltd	304,225	5,478	China Yurun Food Group Ltd	950,000	2,881
OTP Bank PLC (a)	329,949	11,598	Cia Brasileira de Distribuicao Grupo Pao de	54,623	3,742
Powszechna Kasa Oszczednosci Bank Polski SA	390,023	5,616	Acucar ADR
Sberbank of Russian Federation	6,167,340	16,349	Shoprite Holdings Ltd	714,001	7,583
Siam Commercial Bank Public (b)	1,969,100	4,939	Uni-President Enterprises Corp	6,973,444	7,752
Standard Bank Group Ltd/South Africa	687,562	10,593		$ 21,958
State Bank of India Ltd	70,692	7,197	Forest Products & Paper - 0.78%
Turkiye Garanti Bankasi AS	1,418,526	6,872	Fibria Celulose SA ADR(a)	492,558	9,777
Turkiye Halk Bankasi AS	960,091	7,597	Lee & Man Paper Manufacturing Ltd	1,646,400	1,438
	$ 227,534			$ 11,215
Beverages - 1.57%			Gas - 0.29%
Cia de Bebidas das Americas ADR	133,610	13,067	Korea Gas Corp	101,585	4,092
Fomento Economico Mexicano SAB de CV ADR	199,456	9,440
	$ 22,507		Holding Companies - Diversified - 2.46%
Building Materials - 0.80%			GS Holdings	218,180	7,589
Corp GEO SAB de CV (a)	1,657,700	5,250	Imperial Holdings Ltd	442,267	5,859
Duratex SA	356,533	3,249	KOC Holding AS (a)	1,646,671	6,372
Semen Gresik Persero Tbk PT	3,258,000	2,934	LG Corp	149,262	10,177
	$ 11,433		Shanghai Industrial Holdings Ltd	1,217,000	5,258
Chemicals - 1.30%				$ 35,255
Hanwha Chem Corp	485,820	7,309	Home Furnishings - 0.38%
Kolon Industries Inc (a)	41,256	1,861	Arcelik AS	1,240,734	5,498
LG Chem Ltd	37,248	9,419
	$ 18,589		Insurance - 2.44%
Coal - 1.80%			Cathay Financial Holding Co Ltd (a)	835,000	1,336
Banpu Public Co Ltd	372,600	7,377	China Life Insurance Co Ltd	1,984,000	9,135
China Shenhua Energy Co Ltd	2,679,500	11,498	Ping An Insurance Group Co of China Ltd	1,548,500	13,257
Exxaro Resources Ltd	419,595	6,951	Sanlam Ltd	3,460,483	11,306
	$ 25,826			$ 35,034
Commercial Services - 0.76%			Internet - 0.47%
COSCO Pacific Ltd	4,734,000	6,383	Tencent Holdings Ltd	323,300	6,686
Zhejiang Expressway Co Ltd	4,786,000	4,464
	$ 10,847		Iron & Steel - 3.40%
Computers - 3.59%			Cia Siderurgica Nacional SA ADR	373,214	6,960
Chicony Electronics Co Ltd	2,669,000	7,043	Evraz Group SA (a)	174,879	6,307

See accompanying notes

     Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Iron & Steel (continued)			Software - 0.56%
JSW Steel Ltd	181,754 $	4,973	Check Point Software Technologies Ltd (a)	103,508 $	3,687
Mechel ADR	237,395	6,101	Totvs SA	62,400	4,290
POSCO ADR	171,811	19,270			$ 7,977
Ternium SA ADR(a)	139,464	5,152	Telecommunications - 7.78%
	$ 48,763		America Movil SAB de CV ADR	582,284	29,976
Lodging - 0.40%			Bezeq Israeli Telecommunication Corp Ltd	2,941,779	7,185
Genting Bhd	2,622,100	5,669	China Mobile Ltd	3,343,593	32,731
			Empresa Nacional de Telecomunicaciones SA	275,577	3,903
Machinery - Construction & Mining - 0.53%			KT Corp	192,360	8,537
United Tractors Tbk PT	3,527,000	7,538	Mobile Telesystems OJSC ADR	134,722	7,443
			Taiwan Mobile Co Ltd	3,056,000	5,848
Metal Fabrication & Hardware - 0.02%			Telkom SA Ltd	1,251,253	6,228
Confab Industrial SA	132,804	336	VimpelCom Ltd ADR(a)	137,038	2,387
			Vivo Participacoes SA ADR	273,041	7,227
Mining - 5.60%					$ 111,465
Anglo Platinum Ltd (a)	69,932	7,589	Transportation - 0.41%
Antofagasta PLC	404,770	6,137	Sincere Navigation	4,582,000	5,925
China Molybdenum Co Ltd	4,336,000	3,390
Grupo Mexico SAB de CV	3,653,300	9,640	TOTAL COMMON STOCKS		$ 1,319,497
Impala Platinum Holdings Ltd	545,202	15,372	PREFERRED STOCKS - 6.39%	Shares Held Value (000's)
KGHM Polska Miedz SA	298,936	11,148	Banks - 2.26%
Korea Zinc Co Ltd	33,726	5,871	Banco Bradesco SA	1,157,389	21,273
MMC Norilsk Nickel ADR	773,788	14,857	Itau Unibanco Holding SA	511,579	11,090
Sterlite Industries India Ltd ADR	150,836	2,736			$ 32,363
Zijin Mining Group Co Ltd	4,682,000	3,649	Electric - 0.27%
	$ 80,389		Eletropaulo Metropolitana Eletricidade de Sao	175,600	3,896
Miscellaneous Manufacturing - 0.39%			Paulo SA
Largan Precision Co Ltd (a)	338,000	5,574
			Investment Companies - 0.00%
Oil & Gas - 10.88%			Lereko Mobility Pty Ltd (a)	4,384	25
CNOOC Ltd	11,217,000	19,730
Gazprom OAO (b),(c)	23,609	1,371
			Mining - 3.86%
Gazprom OAO ADR	743,819	17,271	Vale SA	2,061,730	55,319
Lukoil OAO ADR	241,908	13,886
PetroChina Co Ltd	13,610,293	15,673	TOTAL PREFERRED STOCKS		$ 91,603
Petroleo Brasileiro SA ADR	1,126,208	47,785		Maturity
PTT Public Company Limited (b)	838,100	6,573
				Amount
Reliance Industries Ltd	476,649	11,023	REPURCHASE AGREEMENTS - 1.32%	(000's)	Value (000's)
Rosneft Oil Co	2,153,929	17,238	Banks - 1.32%
Tatneft ADR	179,097	5,400	Investment in Joint Trading Account; Bank of	$ 5,205	$ 5,205
	$ 155,950		America Repurchase Agreement; 0.19%
Pharmaceuticals - 1.86%			dated 04/30/10 maturing 05/03/10
China Shineway Pharmaceutical Group Ltd	1,786,052	5,452	(collateralized by US Treasury Notes;
Dr Reddys Laboratories Ltd	286,372	8,077	$5,309,363; 0.00% - 4.63%; dated 06/25/10 -
Teva Pharmaceutical Industries Ltd ADR	225,071	13,219	10/15/15)
	$ 26,748		Investment in Joint Trading Account; Credit Suisse	3,386	3,386
Real Estate - 1.36%			Repurchase Agreement; 0.19% dated
Cyrela Brazil Realty SA	611,306	7,332	04/30/10 maturing 05/03/10 (collateralized by
Huaku Development Co Ltd	1,291,000	3,516	Sovereign Agency Issues; $3,453,460; 0.00%
KWG Property Holding Ltd	3,977,256	2,295	- 5.50%; dated 03/03/10 - 10/05/29)
Rossi Residencial SA	870,977	6,414	Investment in Joint Trading Account; Deutsche	5,205	5,205
	$ 19,557		Bank Repurchase Agreement; 0.18% dated
Retail - 3.94%			04/30/10 maturing 05/03/10 (collateralized by
GOME Electrical Appliances Holdings Ltd (a)	11,081,000	3,571	Sovereign Agency Issues; $5,309,362; 1.13%
Lojas Renner SA	277,400	6,878	- 3.75%; dated 09/09/11 - 03/09/12)
Lotte Shopping Co Ltd	30,367	8,613	Investment in Joint Trading Account; Morgan	5,205	5,206
Massmart Holdings Ltd	393,964	5,838	Stanley Repurchase Agreement; 0.18% dated
President Chain Store Corp	651,952	1,864	04/30/10 maturing 05/03/10 (collateralized by
PT Astra International Tbk	2,883,500	14,901	Sovereign Agency Issues; $5,309,363; 0.00%
Wal-Mart de Mexico SAB de CV	2,956,800	6,916	- 5.85%; dated 03/03/10 - 02/19/25)
Woolworths Holdings Ltd/South Africa	2,519,750	7,943			$ 19,002
	$ 56,524		TOTAL REPURCHASE AGREEMENTS		$ 19,002
Semiconductors - 7.20%			Total Investments		$ 1,430,102
Hynix Semiconductor Inc (a)	507,877	12,855	Other Assets in Excess of Liabilities, Net -
Novatek Microelectronics Corp Ltd	2,127,000	7,291	0.28%		$ 4,066
Powertech Technology Inc	1,379,000	4,919	TOTAL NET ASSETS - 100.00%		$ 1,434,168
Richtek Technology Corp	728,000	7,633
Samsung Electronics Co Ltd	64,810	49,277
Taiwan Semiconductor Manufacturing Co Ltd	10,869,491	21,273	(a) Non-Income Producing Security
	$ 103,248

See accompanying notes

Schedule of Investments International Emerging Markets Fund April 30, 2010 (unaudited)

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $17,924 or 1.25% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,273 or 0.30% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 269,857
Unrealized Depreciation	(42,602)
Net Unrealized Appreciation (Depreciation)	$ 227,255
Cost for federal income tax purposes	$ 1,202,847
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent
Brazil	15 .50%
Korea, Republic Of	15 .23%
China	11 .33%
Taiwan, Province Of China	10 .33%
India	7 .10%
Russian Federation	6 .97%
South Africa	6 .83%
Hong Kong	4 .99%
Mexico	4 .82%
Turkey	2 .62%
Indonesia	2 .28%
Israel	1 .68%
United States	1 .67%
Poland	1 .67%
Thailand	1 .63%
Malaysia	1 .59%
Hungary	0 .81%
Luxembourg	0 .80%
Chile	0 .75%
Singapore	0 .52%
United Kingdom	0 .43%
Netherlands	0 .17%
Other Assets in Excess of Liabilities, Net	0 .28%
TOTAL NET ASSETS	100.00%

See accompanying notes

156

Schedule of Investments
International Growth Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 97.39%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 0.33%			Computers (continued)
Safran SA	173,988 $	4,421	TDK Corp	79,200 $	5,069
				$ 14,982
Agriculture - 1.86%			Cosmetics & Personal Care - 0.50%
British American Tobacco PLC	361,513	11,368	Shiseido Co Ltd	318,100	6,668
Golden Agri-Resources Ltd - Warrants (a)	895,502	78
Imperial Tobacco Group PLC	473,130	13,478	Distribution & Wholesale - 2.46%
	$ 24,924		ITOCHU Corp	709,000	6,142
Apparel - 1.32%			Jardine Cycle & Carriage Ltd	195,000	4,288
Christian Dior SA	45,197	4,812	Marubeni Corp	1,039,000	6,130
Gildan Activewear (a)	196,100	5,691	Mitsubishi Corp	244,800	5,799
Yue Yuen Industrial Holdings Ltd	2,085,423	7,265	Mitsui & Co Ltd	383,100	5,758
	$ 17,768		Sumitomo Corp	413,700	4,982
Automobile Manufacturers - 2.07%				$ 33,099
Daimler AG (a)	71,593	3,664	Diversified Financial Services - 1.47%
Honda Motor Co Ltd	417,500	14,127	Deutsche Boerse AG	137,125	10,523
Nissan Motor Co Ltd	1,155,000	10,050	Hong Kong Exchanges and Clearing Ltd	561,500	9,176
	$ 27,841			$ 19,699
Automobile Parts & Equipment - 1.79%			Electric - 1.58%
Aisin Seiki Co Ltd	175,500	5,333	EDP - Energias de Portugal SA	1,659,611	5,940
Denso Corp	237,700	6,937	Hongkong Electric Holdings Ltd	794,500	4,688
Sumitomo Electric Industries Ltd	417,000	5,132	National Grid PLC	823,611	7,942
Tokai Rika Co Ltd	189,000	4,055	Public Power Corp SA	165,002	2,701
Valeo SA (a)	79,528	2,660		$ 21,271
	$ 24,117		Electrical Components & Equipment - 1.22%
Banks - 9.96%			Furukawa Electric Co Ltd	875,000	4,337
Australia & New Zealand Banking Group Ltd	400,250	8,865	Hitachi Ltd	1,641,000	7,212
Barclays PLC	772,369	3,968	Schneider Electric SA	42,443	4,819
BNP Paribas	96,338	6,617		$ 16,368
Chiba Bank Ltd/The	814,000	5,155	Electronics - 1.52%
Credit Suisse Group AG	341,743	15,685	Alps Electric Co Ltd	690,100	5,022
DBS Group Holdings Ltd	548,000	6,034	Kyocera Corp	64,200	6,446
Deutsche Bank AG	83,822	5,789	Murata Manufacturing Co Ltd	150,600	8,912
DnB NOR ASA	546,266	6,465		$ 20,380
Lloyds Banking Group PLC (a)	13,156,348	13,163	Engineering & Contruction - 1.70%
National Bank of Canada	86,400	5,282	ABB Ltd (a)	175,498	3,366
Standard Chartered PLC	784,558	20,928	Bilfinger Berger AG	63,108	4,185
Sumitomo Mitsui Financial Group Inc	220,000	7,276	Hochtief AG	76,792	6,330
Svenska Handelsbanken AB	151,853	4,258	Vinci SA	161,432	8,996
Torinto Dominion Bank	125,993	9,365		$ 22,877
UBS AG (a)	290,419	4,499
			Entertainment - 0.18%
Westpac Banking Corp	421,432	10,501	OPAP SA	116,736	2,371
	$ 133,850
Beverages - 1.10%			Food - 8.89%
Carlsberg A/S	58,772	4,750	Associated British Foods PLC	302,890	4,653
Diageo PLC	194,645	3,320	Carrefour SA	146,841	7,197
Heineken NV	142,624	6,650	Delhaize Group SA	70,193	5,805
	$ 14,720		Fuji Oil Co Ltd	329,500	4,577
Building Materials - 1.27%			Koninklijke Ahold NV	770,180	10,561
Asahi Glass Co Ltd	460,000	5,436	Metro AG	83,757	5,029
Holcim Ltd	157,566	11,742	Nestle SA	755,456	36,965
	$ 17,178		Parmalat SpA	3,374,602	8,883
Chemicals - 2.56%			Tesco PLC	1,243,747	8,249
BASF SE	135,527	7,904	Toyo Suisan Kaisha Ltd	143,000	3,447
Bayer AG	157,363	10,088	Unilever NV	297,552	9,053
Daicel Chemical Industries Ltd	478,000	3,064	Unilever PLC	281,703	8,465
Koninklijke DSM NV	113,118	5,053	WM Morrison Supermarkets PLC	1,489,077	6,588
Rhodia SA	191,111	4,414		$ 119,472
Ube Industries Ltd/Japan	1,490,000	3,766	Food Service - 0.52%
	$ 34,289		Compass Group PLC	861,754	7,008
Coal - 0.26%
Grande Cache Coal Corp (a)	528,300	3,474	Forest Products & Paper - 1.21%
			Sino-Forest Corp (a)	417,000	7,414
Commercial Services - 1.24%			Svenska Cellulosa AB	680,738	8,870
Atlantia SpA	278,355	5,924		$ 16,284
Babcock International Group PLC	386,476	3,447	Gas - 0.25%
Dai Nippon Printing Co Ltd	526,000	7,287	Canadian Utilities Ltd	74,200	3,314
	$ 16,658
Computers - 1.12%			Hand & Machine Tools - 0.74%
CGI Group Inc (a)	237,800	3,521	Disco Corp	51,400	3,628
Fujitsu Ltd	909,000	6,392	Makita Corp	95,300	2,954

See accompanying notes

157

Schedule of Investments International Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Hand & Machine Tools (continued)			Oil & Gas Services (continued)
Schindler Holding AG	38,918 $	3,419	Subsea 7 Inc (a)	164,000 $	3,207
	$ 10,001		Technip SA	75,234	6,016
Healthcare - Products - 0.33%				$ 21,680
Coloplast A/S	39,578	4,386	Packaging & Containers - 0.24%
			Toyo Seikan Kaisha Ltd	191,400	3,293
Healthcare - Services - 0.49%
Ramsay Health Care Ltd	523,599	6,538	Pharmaceuticals - 8.01%
			Astellas Pharma Inc	108,100	3,785
Home Builders - 0.26%			AstraZeneca PLC	137,051	6,056
Persimmon PLC (a)	480,175	3,483	GlaxoSmithKline PLC	926,899	17,204
			Miraca Holdings Inc	91,800	2,958
Home Furnishings - 1.83%			Novartis AG	631,054	32,174
Electrolux AB	285,798	7,350	Novo Nordisk A/S	219,537	18,063
Indesit Co SpA	212,340	2,861	Roche Holding AG	132,263	20,883
Sony Corp	419,400	14,360	Sanofi-Aventis SA	43,725	2,983
	$ 24,571		Santen Pharmaceutical Co Ltd	111,700	3,567
Insurance - 3.67%				$ 107,673
AMP Ltd	929,456	5,334	Pipelines - 0.44%
Baloise-Holding AG	34,354	2,705	Enbridge Inc	120,474	5,851
CNP Assurances	31,371	2,641
Hannover Rueckversicherung AG	85,099	4,014	Publicly Traded Investment Fund - 0.98%
Sampo OYJ	291,808	7,173	iShares MSCI EAFE Index Fund	241,632	13,152
Sony Financial Holdings Inc	2,637	9,510
Tokio Marine Holdings Inc	404,000	12,027	Real Estate - 1.13%
Zurich Financial Services	26,402	5,853	Cheung Kong Holdings Ltd	527,000	6,499
	$ 49,257		Henderson Land Development Co Ltd	606,000	3,820
Iron & Steel - 0.49%			Henderson Land Development Co Ltd - Warrants	121,200	—
JFE Holdings Inc	183,600	6,548	(a),(b),(c)
			New World Development Ltd	2,752,000	4,881
Machinery - Construction & Mining - 0.55%				$ 15,200
Atlas Copco AB - A Shares	457,383	7,357	Retail - 4.33%
			Aeon Co Ltd	381,000	4,362
Machinery - Diversified - 0.95%			Cie Financiere Richemont SA	210,063	7,748
Alstom SA	118,121	6,931	Inditex SA	131,703	8,152
Kone OYJ	131,430	5,783	K's Holdings Corp	144,720	3,843
	$ 12,714		Next PLC	171,381	5,989
Media - 0.65%			Swatch Group AG/The	24,553	7,193
Mediaset SpA	509,571	4,035	Travis Perkins PLC (a)	206,737	2,670
Societe Television Francaise 1	255,547	4,739	Wesfarmers Ltd	246,630	6,612
	$ 8,774		Whitbread PLC	180,063	4,208
Mining - 9.14%			Yamada Denki Co Ltd	96,060	7,511
Anglo American PLC (a)	516,883	21,955		$ 58,288
BHP Billiton Ltd	1,034,432	37,815	Semiconductors - 1.60%
BHP Billiton PLC	412,703	12,600	Aixtron AG	140,214	4,431
Inmet Mining Corp	74,500	3,867	Dialog Semiconductor PLC (a)	238,653	3,496
Orica Ltd	148,674	3,606	Elpida Memory Inc (a)	326,400	6,953
Rio Tinto Ltd	233,607	15,264	Infineon Technologies AG (a)	942,057	6,647
Rio Tinto PLC	392,326	20,283		$ 21,527
Tek Cominco Limited (a)	185,400	7,286	Software - 0.25%
	$ 122,676		SAP AG	69,849	3,335
Miscellaneous Manufacturing - 1.72%
FUJIFILM Holdings Corp	264,800	9,075	Telecommunications - 5.85%
Invensys PLC	927,597	4,777	BT Group PLC	4,537,139	8,731
Siemens AG	94,834	9,260	Eutelsat Communications	139,256	4,957
	$ 23,112		Koninklijke KPN NV	554,620	8,321
Oil & Gas - 5.49%			NTT DoCoMo Inc	3,157	4,912
Bankers Petroleum Ltd (a)	446,600	3,939	Portugal Telecom SGPS SA	509,584	5,186
BG Group PLC	605,206	10,229	Rogers Communications - Class B	205,730	7,333
BP PLC	958,975	8,364	Singapore Telecommunications Ltd	3,636,000	8,020
Canadian Natural Resources	58,000	4,467	Softbank Corp	305,100	6,824
Cenovus Energy, Inc	337,000	9,910	Telefonica SA	703,435	15,922
EnCana Corp	275,300	9,106	Telenor ASA	593,400	8,436
Idemitsu Kosan Co Ltd	118,500	9,816		$ 78,642
Petrobank Energy & Resources Ltd (a)	99,600	5,023	Transportation - 0.26%
Statoil ASA	395,035	9,552	Central Japan Railway Co	432	3,518
Suncor Energy Inc	99,024	3,388
	$ 73,794		TOTAL COMMON STOCKS	$ 1,308,403
Oil & Gas Services - 1.61%
Acergy SA	226,800	4,321
Saipem SpA	217,878	8,136

See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)

PREFERRED STOCKS - 0.87%	Shares Held Value (000's)		Country	Percent
			Japan	21 .14%
Consumer Products - 0.45%			United Kingdom	18 .35%
Henkel AG & Co KGaA	112,683 $	6,042	Switzerland	11 .32%
			Germany	7 .17%
Media - 0.42%			Australia	7 .04%
ProSiebenSat.1 Media AG	306,357	5,682	Canada	6 .77%
			France	5 .39%
TOTAL PREFERRED STOCKS		$ 11,724	Hong Kong	3 .25%
	Maturity		Netherlands	2 .96%
	Amount		United States	2 .48%
REPURCHASE AGREEMENTS - 1.50%	(000's)	Value (000's)	Italy	2 .21%
Banks - 1.50%			Sweden	2 .08%
Investment in Joint Trading Account; Bank of	$ 5,515	$ 5,515	Denmark	2 .02%
America Repurchase Agreement; 0.19%			Norway	1 .82%
dated 04/30/10 maturing 05/03/10			Spain	1 .79%
(collateralized by US Treasury Notes;			Singapore	1 .37%
$5,624,805; 0.00% - 4.63%; dated 06/25/10 -			Finland	0 .96%
10/15/15)			Portugal	0 .83%
Investment in Joint Trading Account; Credit Suisse	3,587	3,587	Belgium	0 .43%
Repurchase Agreement; 0.19% dated			Greece	0 .38%
04/30/10 maturing 05/03/10 (collateralized by			Other Assets in Excess of Liabilities, Net	0 .24%
Sovereign Agency Issues; $3,658,638; 0.00%			TOTAL NET ASSETS	100.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	5,515	5,514
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,624,804; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	5,515	5,514
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,624,805; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
$ 20,130
TOTAL REPURCHASE AGREEMENTS		$ 20,130
Total Investments		$ 1,340,257
Other Assets in Excess of Liabilities, Net -
0.24%		$ 3,233
TOTAL NET ASSETS - 100.00%		$ 1,343,490

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 134,013
Unrealized Depreciation	(48,553)
Net Unrealized Appreciation (Depreciation)	$ 85,460
Cost for federal income tax purposes	$ 1,254,797
All dollar amounts are shown in thousands (000's)

See accompanying notes

159

Schedule of Investments LargeCap Blend Fund I

April 30, 2010 (unaudited)

COMMON STOCKS - 97.47%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.56%			Commercial Services (continued)
Boeing Co/The	34,922 $	2,529	Robert Half International Inc	14,387 $	394
Goodrich Corp	5,573	414	RR Donnelley & Sons Co	41,578	893
L-3 Communications Holdings Inc	6,542	612	SEI Investments Co	138,386	3,108
Lockheed Martin Corp	38,038	3,229		$ 9,718
Northrop Grumman Corp	162,362	11,013	Computers - 5.76%
United Technologies Corp	116,495	8,731	Accenture PLC - Class A	232,319	10,138
	$ 26,528		Apple Inc (a)	23,584	6,158
Agriculture - 2.65%			Computer Sciences Corp (a)	5,888	309
Altria Group Inc	95,321	2,020	Dell Inc (a)	434,727	7,034
Archer-Daniels-Midland Co	210,229	5,874	EMC Corp/Massachusetts (a)	215,026	4,088
Lorillard Inc	133,181	10,438	Hewlett-Packard Co	87,633	4,554
Philip Morris International Inc	186,070	9,132	IBM Corp	79,950	10,314
	$ 27,464		Lexmark International Inc (a)	31,159	1,154
Airlines - 0.04%			SanDisk Corp (a)	47,382	1,890
Copa Holdings SA	7,578	430	Seagate Technology (a)	361,053	6,632
			Western Digital Corp (a)	183,163	7,526
Apparel - 0.20%				$ 59,797
Nike Inc	27,125	2,059	Consumer Products - 0.09%
			Kimberly-Clark Corp	15,640	958
Automobile Manufacturers - 0.59%
Ford Motor Co (a)	94,261	1,227	Cosmetics & Personal Care - 2.18%
Oshkosh Corp (a)	73,000	2,819	Colgate-Palmolive Co	35,716	3,004
PACCAR Inc	43,790	2,037	Procter & Gamble Co	315,333	19,601
	$ 6,083			$ 22,605
Automobile Parts & Equipment - 0.64%			Distribution & Wholesale - 0.36%
Autoliv Inc (a)	28,440	1,557	Ingram Micro Inc (a)	204,544	3,714
BorgWarner Inc (a)	7,684	333
Johnson Controls Inc	142,466	4,786	Diversified Financial Services - 1.01%
	$ 6,676		AmeriCredit Corp (a)	13,871	332
Banks - 8.42%			Ameriprise Financial Inc	4,130	191
Bank of America Corp	1,022,601	18,233	Discover Financial Services	79,326	1,226
Bank of New York Mellon Corp/The	207,876	6,471	Eaton Vance Corp	41,933	1,478
BB&T Corp	152,460	5,068	Federated Investors Inc	107,329	2,589
Capital One Financial Corp	107,096	4,649	Franklin Resources Inc	3,889	450
Citigroup Inc (a)	1,280,281	5,595	T Rowe Price Group Inc	72,904	4,192
JP Morgan Chase & Co	445,813	18,983		$ 10,458
PNC Financial Services Group Inc	30,535	2,052	Electric - 2.41%
State Street Corp	5,481	239	Ameren Corp	14,390	374
US Bancorp	314,504	8,420	Constellation Energy Group Inc	36,560	1,292
Wells Fargo & Co	533,683	17,670	Dominion Resources Inc/VA	50,485	2,110
	$ 87,380		DTE Energy Co	17,353	836
Beverages - 1.78%			Duke Energy Corp	598,699	10,046
Coca-Cola Co/The	137,004	7,323	Exelon Corp	148,580	6,477
Hansen Natural Corp (a)	44,117	1,945	Integrys Energy Group Inc	28,282	1,403
PepsiCo Inc	141,845	9,251	Mirant Corp (a)	53,028	618
	$ 18,519		Public Service Enterprise Group Inc	47,814	1,536
Biotechnology - 2.22%			Xcel Energy Inc	13,288	289
Amgen Inc (a)	161,123	9,242		$ 24,981
Biogen Idec Inc (a)	65,848	3,507	Electrical Components & Equipment - 0.90%
Celgene Corp (a)	24,298	1,505	Emerson Electric Co	178,924	9,345
Genzyme Corp (a)	41,379	2,203
Gilead Sciences Inc (a)	167,138	6,630	Electronics - 0.86%
	$ 23,087		Arrow Electronics Inc (a)	18,805	573
Building Materials - 0.05%			Avnet Inc (a)	29,188	933
Armstrong World Industries Inc (a)	11,090	483	Flextronics International Ltd (a)	93,724	726
			Garmin Ltd	3,615	135
Chemicals - 1.49%			Gentex Corp	58,397	1,255
Dow Chemical Co/The	149,821	4,619	Jabil Circuit Inc	19,247	295
Eastman Chemical Co	29,356	1,964	Tech Data Corp (a)	9,550	410
EI du Pont de Nemours & Co	95,626	3,810	Tyco Electronics Ltd	138,219	4,440
Huntsman Corp	180,093	2,055	Vishay Intertechnology Inc (a)	21,597	225
Monsanto Co	48,273	3,044		$ 8,992
	$ 15,492		Engineering & Contruction - 0.01%
Coal - 0.05%			URS Corp (a)	2,262	116
Peabody Energy Corp	11,696	546
			Entertainment - 0.15%
Commercial Services - 0.95%			Regal Entertainment Group	93,794	1,602
Apollo Group Inc (a)	24,755	1,421
Manpower Inc	60,600	3,400	Food - 0.93%
Moody's Corp	20,283	502	Hershey Co/The	25,411	1,195

See accompanying notes

Schedule of Investments LargeCap Blend Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Food (continued)			Leisure Products & Services - 0.21%
Hormel Foods Corp	58,951 $	2,403	Carnival Corp	51,871 $	2,163
Kraft Foods Inc	39,609	1,172
SUPERVALU Inc	12,444	185	Lodging - 0.27%
Tyson Foods Inc	239,808	4,698	Marriott International Inc/DE	77,522	2,850
	$ 9,653
Forest Products & Paper - 1.19%			Machinery - Construction & Mining - 0.33%
International Paper Co	183,005	4,894	Caterpillar Inc	50,692	3,452
MeadWestvaco Corp	6,920	188
Plum Creek Timber Co Inc	54,718	2,178	Machinery - Diversified - 0.14%
Rayonier Inc	103,170	5,053	Cummins Inc	20,617	1,489
	$ 12,313
Gas - 0.21%			Media - 3.10%
NiSource Inc	131,068	2,136	Comcast Corp - Class A	375,414	7,410
			Comcast Corp - Special Class A	124,403	2,345
Healthcare - Products - 2.97%			DISH Network Corp	147,442	3,266
Baxter International Inc	31,879	1,505	Scripps Networks Interactive	51,428	2,332
Becton Dickinson and Co	6,024	460	Time Warner Inc	337,764	11,173
Boston Scientific Corp (a)	446,767	3,074	Walt Disney Co/The	156,940	5,782
CareFusion Corp (a)	157,314	4,339		$ 32,308
Covidien PLC	8,486	407	Mining - 1.04%
Hill-Rom Holdings Inc	7,869	250	Alcoa Inc	76,823	1,032
Johnson & Johnson	235,981	15,174	Freeport-McMoRan Copper & Gold Inc	62,739	4,739
Medtronic Inc	50,932	2,225	Newmont Mining Corp	88,230	4,948
Stryker Corp	60,147	3,455		$ 10,719
	$ 30,889		Miscellaneous Manufacturing - 3.50%
Healthcare - Services - 1.06%			3M Co	32,473	2,880
Coventry Health Care Inc (a)	86,558	2,055	Eaton Corp	43,351	3,345
Humana Inc (a)	13,410	613	General Electric Co	964,160	18,184
UnitedHealth Group Inc	162,487	4,925	Honeywell International Inc	73,432	3,486
WellPoint Inc (a)	63,814	3,433	Illinois Tool Works Inc	60,570	3,095
	$ 11,026		Ingersoll-Rand PLC	78,414	2,900
Home Furnishings - 0.26%			Leggett & Platt Inc	15,867	389
Harman International Industries Inc (a)	54,739	2,161	Parker Hannifin Corp	10,743	743
Whirlpool Corp	4,385	477	Tyco International Ltd	33,752	1,309
	$ 2,638			$ 36,331
Housewares - 0.39%			Oil & Gas - 9.58%
Toro Co	71,472	4,070	Apache Corp	27,647	2,813
			Chesapeake Energy Corp	10,578	252
Insurance - 3.46%			Chevron Corp	227,329	18,514
ACE Ltd	4,342	231	Cimarex Energy Co	46,085	3,137
Berkshire Hathaway Inc (a)	57,355	4,416	ConocoPhillips	284,609	16,846
Berkshire Hathaway Inc - Class A (a)	31	3,575	Devon Energy Corp	178,014	11,986
Chubb Corp	60,114	3,179	Exxon Mobil Corp	463,908	31,476
Cincinnati Financial Corp	11,393	324	Hess Corp	19,340	1,229
Genworth Financial Inc (a)	13,851	229	Occidental Petroleum Corp	32,358	2,869
Loews Corp	43,031	1,602	Sunoco Inc	58,668	1,923
Mercury General Corp	6,161	277	Tesoro Corp	89,776	1,181
MetLife Inc	107,607	4,905	Transocean Ltd (a)	11,828	857
Prudential Financial Inc	67,186	4,270	Valero Energy Corp	296,357	6,161
Reinsurance Group of America Inc	2,537	131	XTO Energy Inc	5,419	258
RenaissanceRe Holdings Ltd	9,472	530		$ 99,502
Travelers Cos Inc/The	107,216	5,440	Oil & Gas Services - 1.49%
Unum Group	278,418	6,813	Baker Hughes Inc	37,089	1,845
	$ 35,922		Exterran Holdings Inc (a)	48,184	1,405
Internet - 3.06%			Halliburton Co	142,281	4,361
Amazon.com Inc (a)	31,645	4,337	National Oilwell Varco Inc	18,998	836
eBay Inc (a)	50,788	1,209	Schlumberger Ltd	98,771	7,054
Expedia Inc	126,126	2,978		$ 15,501
Google Inc (a)	28,208	14,822	Packaging & Containers - 0.03%
Liberty Media Corp - Interactive (a)	88,416	1,359	Sonoco Products Co	8,191	271
Symantec Corp (a)	256,478	4,301
VeriSign Inc (a)	99,981	2,727	Pharmaceuticals - 5.62%
	$ 31,733		Abbott Laboratories	7,173	367
Iron & Steel - 0.19%			Bristol-Myers Squibb Co	71,202	1,801
Nucor Corp	14,183	643	Cardinal Health Inc	130,883	4,540
Reliance Steel & Aluminum Co	12,042	588	Cephalon Inc (a)	26,470	1,699
Schnitzer Steel Industries Inc	12,912	697	Eli Lilly & Co	478,380	16,729
			Forest Laboratories Inc (a)	103,800	2,830
	$ 1,928
			Herbalife Ltd	6,710	324
			King Pharmaceuticals Inc (a)	115,849	1,135

See accompanying notes

Schedule of Investments
LargeCap Blend Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Textiles - 0.04%
McKesson Corp	59,783 $	3,875	Mohawk Industries Inc (a)	7,038 $	449
Medco Health Solutions Inc (a)	45,535	2,683
Merck & Co Inc	158,757	5,563	Transportation - 1.72%
NBTY Inc (a)	16,007	651	FedEx Corp	43,944	3,955
Pfizer Inc	966,048	16,152	United Parcel Service Inc	201,039	13,900
	$ 58,349				$ 17,855
REITS - 1.80%			TOTAL COMMON STOCKS		$ 1,011,692
Annaly Capital Management Inc	24,213	410		Maturity
AvalonBay Communities Inc	22,253	2,315		Amount
Nationwide Health Properties Inc	5,551	194	REPURCHASE AGREEMENTS - 2.30%	(000's)	Value (000's)
Public Storage Inc	13,935	1,350	Banks - 2.30%
Simon Property Group Inc	162,160	14,435	Investment in Joint Trading Account; Bank of	$ 6,540	$ 6,540
	$ 18,704		America Repurchase Agreement; 0.19%
Retail - 6.54%			dated 04/30/10 maturing 05/03/10
Abercrombie & Fitch Co	20,004	875	(collateralized by US Treasury Notes;
American Eagle Outfitters Inc	9,371	157	$6,670,404; 0.00% - 4.63%; dated 06/25/10 -
AutoNation Inc (a)	53,493	1,081	10/15/15)
Barnes & Noble Inc	13,614	300	Investment in Joint Trading Account; Credit Suisse	4,254	4,253
Big Lots Inc (a)	35,454	1,354	Repurchase Agreement; 0.19% dated
CVS Caremark Corp	117,428	4,336	04/30/10 maturing 05/03/10 (collateralized by
Dollar Tree Inc (a)	47,217	2,867	Sovereign Agency Issues; $4,338,745; 0.00%
Gap Inc/The	78,633	1,945	- 5.50%; dated 03/03/10 - 10/05/29)
Guess? Inc	26,933	1,235	Investment in Joint Trading Account; Deutsche	6,540	6,540
JC Penney Co Inc	26,584	775	Bank Repurchase Agreement; 0.18% dated
Kohl's Corp (a)	93,949	5,166	04/30/10 maturing 05/03/10 (collateralized by
Ltd Brands Inc	149,332	4,002	Sovereign Agency Issues; $6,670,404; 1.13%
Macy's Inc	37,874	879	- 3.75%; dated 09/09/11 - 03/09/12)
McDonald's Corp	55,554	3,921	Investment in Joint Trading Account; Morgan	6,540	6,540
Nordstrom Inc	23,824	985	Stanley Repurchase Agreement; 0.18% dated
Office Depot Inc (a)	43,870	301	04/30/10 maturing 05/03/10 (collateralized by
PetSmart Inc	78,752	2,604	Sovereign Agency Issues; $6,670,405; 0.00%
Ross Stores Inc	119,908	6,715	- 5.85%; dated 03/03/10 - 02/19/25)
Starbucks Corp	212,273	5,515			$ 23,873
TJX Cos Inc	108,844	5,044	TOTAL REPURCHASE AGREEMENTS		$ 23,873
Walgreen Co	121,785	4,281	Total Investments		$ 1,035,565
Wal-Mart Stores Inc	216,336	11,607	Other Assets in Excess of Liabilities, Net -
Williams-Sonoma Inc	64,463	1,857	0.23%		$ 2,420
	$ 67,802		TOTAL NET ASSETS - 100.00%		$ 1,037,985
Savings & Loans - 0.26%
Hudson City Bancorp Inc	203,886	2,712
			(a) Non-Income Producing Security
Semiconductors - 3.14%
Fairchild Semiconductor International Inc (a)	106,041	1,190
Integrated Device Technology Inc (a)	86,257	570
			Unrealized Appreciation (Depreciation)
Intel Corp	839,892	19,175	The net federal income tax unrealized appreciation (depreciation) and federal tax
LSI Corp (a)	132,581	798
Micron Technology Inc (a)	90,206	843	cost of investments held as of the period end were as follows:
NVIDIA Corp (a)	17,152	270
			Unrealized Appreciation		$ 120,247
Texas Instruments Inc	374,086	9,730	Unrealized Depreciation		(43,315)
	$ 32,576		Net Unrealized Appreciation (Depreciation)		$ 76,932
Software - 4.66%			Cost for federal income tax purposes		$ 958,633
Activision Blizzard Inc	288,341	3,195	All dollar amounts are shown in thousands (000's)
Adobe Systems Inc (a)	56,878	1,911
Microsoft Corp	1,033,711	31,570	Portfolio Summary (unaudited)
Oracle Corp	453,819	11,727	Sector		Percent
	$ 48,403		Consumer, Non-cyclical		20 .43%
Telecommunications - 4.91%			Financial		17 .25%
AT&T Inc	663,075	17,280	Technology		13 .56%
CenturyTel Inc	29,482	1,005	Energy		11 .12%
Cisco Systems Inc (a)	613,529	16,516
JDS Uniphase Corp (a)	17,376	226	Communications		11 .07%
Motorola Inc (a)	194,755	1,377	Industrial		10 .10%
NeuStar Inc (a)	17,245	422	Consumer, Cyclical		9 .71%
			Basic Materials		3 .91%
Qualcomm Inc	102,488	3,970	Utilities		2 .62%
Sprint Nextel Corp (a)	880,866	3,744
			Other Assets in Excess of Liabilities, Net		0 .23%
Telephone & Data Systems Inc	5,184	180	TOTAL NET ASSETS		100.00%
Tellabs Inc	178,290	1,619
Verizon Communications Inc	158,417	4,576
	$ 50,915		Other Assets Summary (unaudited)
			Asset Type		Percent
			Futures		2 .45%
See accompanying notes

162

Schedule of Investments
LargeCap Blend Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	86 $	24,769	$ 25,443	$ 674
					$ 674
All dollar amounts are shown in thousands (000's)

See accompanying notes

163

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 98.09%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Biotechnology - 1.56%
Interpublic Group of Cos Inc (a)	17,311 $	154	Amgen Inc (a)	48,556 $	2,785
Lamar Advertising Co (a)	3,900	145	Biogen Idec Inc (a)	13,128	699
Omnicom Group Inc	22,883	976	Celgene Corp (a)	96,355	5,969
	$ 1,275		Genzyme Corp (a)	6,628	353
Aerospace & Defense - 2.46%			Gilead Sciences Inc (a)	48,293	1,916
Boeing Co/The	70,662	5,118	Life Technologies Corp (a)	13,538	741
General Dynamics Corp	16,691	1,274	Vertex Pharmaceuticals Inc (a)	3,100	120
Goodrich Corp	9,028	669		$ 12,583
L-3 Communications Holdings Inc	4,136	387	Building Materials - 1.01%
Lockheed Martin Corp	21,704	1,843	Masco Corp	503,390	8,170
Northrop Grumman Corp	14,759	1,001
Orbital Sciences Corp (a)	228,340	4,197	Chemicals - 1.94%
Raytheon Co	16,689	973	Air Products & Chemicals Inc	50,899	3,908
Rockwell Collins Inc	6,398	416	CF Industries Holdings Inc	1,727	144
United Technologies Corp	52,593	3,942	Dow Chemical Co/The	46,751	1,442
	$ 19,820		Eastman Chemical Co	2,587	173
Agriculture - 1.68%			Ecolab Inc	8,460	413
Altria Group Inc	91,485	1,938	EI du Pont de Nemours & Co	39,817	1,586
Archer-Daniels-Midland Co	21,274	594	FMC Corp	2,573	164
Lorillard Inc	5,718	448	International Flavors & Fragrances Inc	2,812	141
Philip Morris International Inc	215,080	10,557	Monsanto Co	71,907	4,535
	$ 13,537		Potash Corp of Saskatchewan Inc	1,700	188
Airlines - 0.10%			PPG Industries Inc	5,945	418
Southwest Airlines Co	59,623	786	Praxair Inc	16,307	1,366
			Sherwin-Williams Co/The	9,892	772
Apparel - 0.40%			Sigma-Aldrich Corp	6,232	370
Coach Inc	32,555	1,359		$ 15,620
Nike Inc	18,080	1,372	Coal - 0.24%
Polo Ralph Lauren Corp	2,044	184	Consol Energy Inc	13,838	619
VF Corp	3,161	273	Massey Energy Co	5,726	209
	$ 3,188		Peabody Energy Corp	23,037	1,076
Automobile Manufacturers - 0.35%				$ 1,904
Ford Motor Co (a)	123,970	1,614	Commercial Services - 1.68%
PACCAR Inc	26,756	1,245	Apollo Group Inc (a)	11,774	676
	$ 2,859		Automatic Data Processing Inc	25,349	1,099
Automobile Parts & Equipment - 0.18%			DeVry Inc	2,200	137
Goodyear Tire & Rubber Co/The (a)	9,500	128	Equifax Inc	4,503	151
Johnson Controls Inc	37,342	1,254	H&R Block Inc	29,439	539
	$ 1,382		Mastercard Inc	4,926	1,222
Banks - 8.96%			Moody's Corp	142,978	3,535
Bank of America Corp	901,778	16,079	Paychex Inc	6,400	196
			Quanta Services Inc (a)	3,400	68
Bank of New York Mellon Corp/The	50,596	1,575
BB&T Corp	15,668	521	Robert Half International Inc	3,600	99
Capital One Financial Corp	10,660	463	RR Donnelley & Sons Co	7,308	157
Citigroup Inc (a)	869,926	3,802	SAIC Inc (a)	10,904	190
Comerica Inc	5,379	226	Total System Services Inc	7,022	112
			Verisk Analytics Inc (a)	10,400	291
Fifth Third Bancorp	41,500	619
First Horizon National Corp (a)	8,017	113	Visa Inc	45,916	4,143
Goldman Sachs Group Inc/The	25,674	3,728	Western Union Co/The	50,847	928
JP Morgan Chase & Co	350,107	14,907		$ 13,543
KeyCorp	49,600	447	Computers - 5.36%
M&T Bank Corp	2,942	257	Accenture PLC - Class A	13,200	576
Marshall & Ilsley Corp	48,098	438	Apple Inc (a)	80,071	20,908
Morgan Stanley	79,281	2,396	Cognizant Technology Solutions Corp (a)	6,045	310
Northern Trust Corp	15,250	838	Computer Sciences Corp (a)	5,900	309
PNC Financial Services Group Inc	25,880	1,740	Dell Inc (a)	78,980	1,278
Regions Financial Corp	56,700	501	EMC Corp/Massachusetts (a)	93,610	1,779
State Street Corp	27,944	1,216	Hewlett-Packard Co	168,866	8,777
SunTrust Banks Inc	13,981	413	IBM Corp	64,811	8,360
US Bancorp	98,780	2,645	Lexmark International Inc (a)	2,778	103
Wells Fargo & Co	577,303	19,114	NetApp Inc (a)	9,000	312
Zions Bancorporation	8,000	230	Teradata Corp (a)	6,095	177
	$ 72,268		Western Digital Corp (a)	8,026	330
Beverages - 2.28%				$ 43,219
Brown-Forman Corp	3,910	227	Consumer Products - 0.57%
Coca-Cola Co/The	114,816	6,137	Clorox Co	17,361	1,123
Molson Coors Brewing Co	5,598	248	Fortune Brands Inc	6,100	320
PepsiCo Inc	180,721	11,787	Kimberly-Clark Corp	51,726	3,169
	$ 18,399			$ 4,612

See accompanying notes

164

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Cosmetics & Personal Care - 2.18%			Electronics (continued)
Avon Products Inc	26,258 $	849	Waters Corp (a)	7,277 $	524
Colgate-Palmolive Co	17,722	1,491		$ 9,535
Estee Lauder Cos Inc/The	4,201	277	Energy - Alternate Sources - 0.56%
Procter & Gamble Co	240,748	14,964	First Solar Inc (a)	31,620	4,539
	$ 17,581
Distribution & Wholesale - 0.10%			Engineering & Contruction - 0.19%
Fastenal Co	8,300	454	Fluor Corp	14,273	754
Genuine Parts Co	8,481	363	Foster Wheeler AG (a)	8,700	261
	$ 817		Jacobs Engineering Group Inc (a)	4,428	213
Diversified Financial Services - 1.87%			McDermott International Inc (a)	9,800	269
American Express Co	128,148	5,910		$ 1,497
Ameriprise Financial Inc	9,080	421	Entertainment - 0.03%
Charles Schwab Corp/The	212,917	4,107	International Game Technology	12,000	253
CME Group Inc	2,364	776
Discover Financial Services	19,331	299	Environmental Control - 0.22%
Federated Investors Inc	3,136	75	Republic Services Inc	33,200	1,030
Franklin Resources Inc	9,929	1,148	Stericycle Inc (a)	5,000	295
IntercontinentalExchange Inc (a)	3,300	385	Waste Management Inc	11,484	398
Invesco Ltd	25,300	582		$ 1,723
Janus Capital Group Inc	13,300	187	Food - 2.42%
NASDAQ OMX Group Inc/The (a)	5,260	110	Campbell Soup Co	27,262	978
NYSE Euronext	10,500	343	ConAgra Foods Inc	15,051	368
SLM Corp (a)	11,200	137	General Mills Inc	7,993	569
T Rowe Price Group Inc	6,099	351	Hershey Co/The	8,422	396
TD Ameritrade Holding Corp (a)	12,900	258	HJ Heinz Co	7,724	362
	$ 15,089		Hormel Foods Corp	2,484	101
Electric - 2.25%			JM Smucker Co/The	4,238	259
AES Corp/The (a)	66,573	768	Kellogg Co	130,033	7,144
Allegheny Energy Inc	26,700	582	Kraft Foods Inc	71,211	2,108
Ameren Corp	8,437	219	Kroger Co/The	43,646	970
American Electric Power Co Inc	16,065	551	McCormick & Co Inc/MD	104,100	4,119
Calpine Corp (a)	24,000	327	Sara Lee Corp	24,832	353
CMS Energy Corp	8,176	133	Sysco Corp	32,839	1,036
Consolidated Edison Inc	9,990	452	Tyson Foods Inc	10,865	213
Constellation Energy Group Inc	23,953	847	Whole Foods Market Inc (a)	13,781	538
Dominion Resources Inc/VA	14,086	589		$ 19,514
DTE Energy Co	5,873	283	Forest Products & Paper - 0.63%
Duke Energy Corp	31,656	531	International Paper Co	156,013	4,171
Edison International	11,603	399	MeadWestvaco Corp	6,093	166
Entergy Corp	14,156	1,151	Plum Creek Timber Co Inc	5,797	231
Exelon Corp	119,303	5,201	Weyerhaeuser Co	10,300	510
FirstEnergy Corp	14,856	562		$ 5,078
FPL Group Inc	13,309	693	Gas - 0.32%
Integrys Energy Group Inc	2,719	135	CenterPoint Energy Inc	81,601	1,172
Northeast Utilities	5,955	165	Nicor Inc	1,610	70
NRG Energy Inc (a)	13,730	332	NiSource Inc	31,619	515
Pepco Holdings Inc	6,700	112	Sempra Energy	15,975	786
PG&E Corp	8,746	383		$ 2,543
PPL Corp	30,327	750	Hand & Machine Tools - 0.08%
Progress Energy Inc	12,456	497	Snap-On Inc	2,055	99
Public Service Enterprise Group Inc	21,732	698	Stanley Black & Decker Inc	9,192	571
SCANA Corp	3,785	149		$ 670
Southern Co	16,409	567	Healthcare - Products - 3.41%
TECO Energy Inc	25,756	436	Baxter International Inc	30,512	1,441
Wisconsin Energy Corp	4,162	219	Becton Dickinson and Co	4,862	371
Xcel Energy Inc	16,262	354	Boston Scientific Corp (a)	86,204	593
	$ 18,085		CareFusion Corp (a)	15,556	429
Electrical Components & Equipment - 0.33%			Covidien PLC	10,125	486
Emerson Electric Co	48,743	2,546	CR Bard Inc	4,700	407
Molex Inc	4,824	108	DENTSPLY International Inc	12,513	459
	$ 2,654		Edwards Lifesciences Corp (a)	36,900	3,804
Electronics - 1.18%			Hospira Inc (a)	9,773	526
Agilent Technologies Inc (a)	11,000	399	Intuitive Surgical Inc (a)	1,100	396
Amphenol Corp	5,879	272	Johnson & Johnson	211,251	13,584
Dolby Laboratories Inc (a)	92,550	6,360	Medtronic Inc	46,398	2,027
FLIR Systems Inc (a)	5,405	165	Patterson Cos Inc	3,167	101
Jabil Circuit Inc	6,789	104	St Jude Medical Inc (a)	21,053	860
Thermo Fisher Scientific Inc (a)	17,694	978	Stryker Corp	18,875	1,084
Tyco Electronics Ltd	22,825	733	Zimmer Holdings Inc (a)	16,129	982
				$ 27,550

See accompanying notes

165

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services - 0.74%			Lodging (continued)
Aetna Inc	16,999 $	502	Wynn Resorts Ltd	2,400 $	212
CIGNA Corp	17,400	558		$ 2,594
Coventry Health Care Inc (a)	5,269	125	Machinery - Construction & Mining - 0.14%
DaVita Inc (a)	4,900	306	Caterpillar Inc	12,770	870
Humana Inc (a)	12,546	574	Joy Global Inc	4,900	278
Quest Diagnostics Inc	5,529	316		$ 1,148
Tenet Healthcare Corp (a)	59,421	371	Machinery - Diversified - 0.33%
UnitedHealth Group Inc	54,181	1,642	Cummins Inc	6,836	494
WellPoint Inc (a)	28,196	1,517	Deere & Co	14,021	839
	$ 5,911		Flowserve Corp	1,989	228
Home Builders - 0.80%			Rockwell Automation Inc	18,963	1,151
DR Horton Inc	16,600	244		$ 2,712
Lennar Corp	8,300	165	Media - 2.87%
Toll Brothers Inc (a)	266,450	6,014	Cablevision Systems Corp	17,500	480
	$ 6,423		Comcast Corp - Class A	114,239	2,255
Home Furnishings - 0.08%			DIRECTV (a)	22,302	808
Harman International Industries Inc (a)	8,500	336	Discovery Communications Inc - A Shares (a)	3,450	134
Whirlpool Corp	2,643	288	Discovery Communications Inc - C Shares (a)	11,950	399
	$ 624		Gannett Co Inc	8,412	143
Housewares - 0.39%			McGraw-Hill Cos Inc/The	19,312	651
Newell Rubbermaid Inc	185,069	3,159	New York Times Co/The (a)	4,116	41
			News Corp - Class A	46,866	723
Insurance - 2.57%			News Corp - Class B	315,156	5,607
Aflac Inc	23,084	1,176	Scripps Networks Interactive	3,184	144
Allstate Corp/The	23,809	778	Time Warner Cable Inc	26,229	1,476
Aon Corp	26,952	1,144	Time Warner Inc	72,480	2,397
Assurant Inc	4,157	151	Viacom Inc (a)	14,149	500
Berkshire Hathaway Inc (a)	74,270	5,719	Walt Disney Co/The	203,376	7,492
Berkshire Hathaway Inc - Class A (a)	25	2,883		$ 23,250
Chubb Corp	21,391	1,131	Metal Fabrication & Hardware - 0.15%
Cincinnati Financial Corp	5,792	165	Precision Castparts Corp	9,686	1,243
Hartford Financial Services Group Inc	6,400	183
Loews Corp	18,700	697	Mining - 1.43%
Marsh & McLennan Cos Inc	31,765	770	Agnico-Eagle Mines Ltd	2,600	164
MetLife Inc	42,991	1,959	Alcoa Inc	19,982	269
Progressive Corp/The	24,010	482	Eldorado Gold Corp	12,000	183
Prudential Financial Inc	27,091	1,722	Freeport-McMoRan Copper & Gold Inc	52,112	3,936
Torchmark Corp	2,947	158	Newmont Mining Corp	112,968	6,336
Travelers Cos Inc/The	26,116	1,325	Titanium Metals Corp (a)	3,011	46
Unum Group	11,814	289	Vulcan Materials Co	10,300	590
	$ 20,732			$ 11,524
Internet - 2.33%			Miscellaneous Manufacturing - 4.13%
Akamai Technologies Inc (a)	9,500	369	3M Co	40,208	3,566
Amazon.com Inc (a)	22,071	3,025	Cooper Industries PLC	14,200	697
eBay Inc (a)	39,794	947	Danaher Corp	29,503	2,486
Expedia Inc	48,905	1,155	Dover Corp	6,629	346
Google Inc (a)	18,790	9,873	Eaton Corp	43,585	3,363
Liberty Media Corp - Interactive (a)	31,500	484	General Electric Co	838,178	15,807
McAfee Inc (a)	26,000	904	Honeywell International Inc	101,690	4,828
Priceline.com Inc (a)	2,764	725	Illinois Tool Works Inc	7,910	404
Symantec Corp (a)	18,793	315	Ingersoll-Rand PLC	7,400	274
VeriSign Inc (a)	19,948	544	ITT Corp	6,504	361
Yahoo! Inc (a)	24,423	404	Leggett & Platt Inc	5,417	133
	$ 18,745		Parker Hannifin Corp	5,721	396
Iron & Steel - 0.25%			Textron Inc	13,600	311
AK Steel Holding Corp	3,891	65	Tyco International Ltd	8,400	326
Cliffs Natural Resources Inc	9,063	567		$ 33,298
Nucor Corp	18,990	861	Office & Business Equipment - 0.07%
United States Steel Corp	10,100	552	Pitney Bowes Inc	7,375	187
	$ 2,045		Xerox Corp	32,454	354
Leisure Products & Services - 0.16%				$ 541
Carnival Corp	19,360	807	Oil & Gas - 8.10%
Harley-Davidson Inc	13,800	467	Anadarko Petroleum Corp	16,559	1,029
	$ 1,274		Apache Corp	8,179	832
Lodging - 0.32%			Chesapeake Energy Corp	13,284	316
Marriott International Inc/DE	29,218	1,074	Chevron Corp	106,082	8,640
MGM Mirage (a)	54,736	870	ConocoPhillips	61,099	3,617
Starwood Hotels & Resorts Worldwide Inc	4,900	267	Devon Energy Corp	17,506	1,179
Wyndham Worldwide Corp	6,359	171	Diamond Offshore Drilling Inc	40,250	3,183
			EOG Resources Inc	15,474	1,735

See accompanying notes

166

Schedule of Investments LargeCap Blend Fund II

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			REITS (continued)
Exxon Mobil Corp	322,839 $	21,905	Vornado Realty Trust	5,583 $	465
Helmerich & Payne Inc	3,756	153		$ 6,348
Hess Corp	17,382	1,104	Retail - 5.64%
Marathon Oil Corp	17,221	554	AutoNation Inc (a)	3,291	66
Murphy Oil Corp	23,587	1,418	AutoZone Inc (a)	4,663	863
Nabors Industries Ltd (a)	10,087	218	Bed Bath & Beyond Inc (a)	30,655	1,409
Newfield Exploration Co (a)	88,770	5,165	Best Buy Co Inc	8,067	368
Occidental Petroleum Corp	38,348	3,400	Big Lots Inc (a)	2,940	112
Petroleo Brasileiro SA ADR	69,090	2,931	Costco Wholesale Corp	9,046	534
Pioneer Natural Resources Co	4,104	263	CVS Caremark Corp	63,018	2,327
Range Resources Corp	11,600	554	Darden Restaurants Inc	4,971	222
Rowan Cos Inc (a)	4,049	121	Family Dollar Stores Inc	4,941	196
Southwestern Energy Co (a)	26,582	1,055	GameStop Corp (a)	5,863	143
Suncor Energy Inc	16,100	550	Gap Inc/The	53,353	1,319
Tesoro Corp	4,771	63	Home Depot Inc	84,135	2,965
Total SA ADR	62,620	3,405	JC Penney Co Inc	8,010	234
Valero Energy Corp	18,000	374	Kohl's Corp (a)	25,346	1,394
XTO Energy Inc	33,575	1,596	Lowe's Cos Inc	103,189	2,799
	$ 65,360		Ltd Brands Inc	9,525	255
Oil & Gas Services - 2.06%			Macy's Inc	32,491	754
Baker Hughes Inc	29,402	1,463	McDonald's Corp	52,749	3,724
Cameron International Corp (a)	8,701	343	Nordstrom Inc	5,884	243
FMC Technologies Inc (a)	13,400	907	RadioShack Corp	4,457	96
Halliburton Co	136,433	4,182	Ross Stores Inc	4,453	250
National Oilwell Varco Inc	86,408	3,805	Sears Holdings Corp (a)	1,727	209
Schlumberger Ltd	68,334	4,880	Staples Inc	345,955	8,140
Smith International Inc	21,132	1,009	Starbucks Corp	52,716	1,370
	$ 16,589		Target Corp	17,536	997
Packaging & Containers - 0.09%			Tiffany & Co	4,430	215
Ball Corp	3,350	178	TJX Cos Inc	9,780	453
Bemis Co Inc	3,850	117	Urban Outfitters Inc (a)	4,615	173
Owens-Illinois Inc (a)	6,000	213	Walgreen Co	51,103	1,797
Pactiv Corp (a)	4,711	120	Wal-Mart Stores Inc	206,079	11,057
Sealed Air Corp	5,658	121	Yum! Brands Inc	16,791	712
	$ 749			$ 45,396
Pharmaceuticals - 5.56%			Savings & Loans - 0.05%
Abbott Laboratories	155,184	7,939	Hudson City Bancorp Inc	16,835	224
Allergan Inc/United States	18,404	1,172	People's United Financial Inc	13,331	207
AmerisourceBergen Corp	168,338	5,193		$ 431
Bristol-Myers Squibb Co	230,867	5,839	Semiconductors - 2.59%
Cardinal Health Inc	19,617	680	Advanced Micro Devices Inc (a)	80,200	727
Cephalon Inc (a)	5,543	356	Analog Devices Inc	20,106	602
Eli Lilly & Co	44,090	1,542	Applied Materials Inc	98,688	1,360
Express Scripts Inc (a)	17,148	1,717	ASML Holding NV	159,330	5,204
Forest Laboratories Inc (a)	10,745	293	Broadcom Corp	8,834	305
King Pharmaceuticals Inc (a)	8,840	87	Intel Corp	230,384	5,260
McKesson Corp	14,730	955	KLA-Tencor Corp	3,400	116
Medco Health Solutions Inc (a)	21,739	1,281	Marvell Technology Group Ltd (a)	6,500	134
Merck & Co Inc	160,574	5,626	MEMC Electronic Materials Inc (a)	6,600	85
Novartis AG ADR	105,630	5,371	Microchip Technology Inc	6,252	183
Pfizer Inc	405,561	6,781	Micron Technology Inc (a)	76,966	720
	$ 44,832		National Semiconductor Corp	41,573	614
Pipelines - 0.33%			NVIDIA Corp (a)	67,700	1,064
El Paso Corp	23,808	288	QLogic Corp (a)	4,078	79
Oneok Inc	3,580	176	Teradyne Inc (a)	6,016	73
Spectra Energy Corp	50,334	1,175	Texas Instruments Inc	157,432	4,094
Williams Cos Inc	44,787	1,057	Xilinx Inc	9,859	254
	$ 2,696			$ 20,874
REITS - 0.80%			Software - 4.19%
Apartment Investment & Management Co	4,165	93	Adobe Systems Inc (a)	10,791	362
AvalonBay Communities Inc	7,799	812	Autodesk Inc (a)	138,900	4,724
Boston Properties Inc	10,638	839	BMC Software Inc (a)	6,199	244
Equity Residential	9,833	445	CA Inc	61,520	1,403
HCP Inc	10,438	335	Citrix Systems Inc (a)	6,515	306
Health Care REIT Inc	4,379	197	Compuware Corp (a)	8,206	70
Host Hotels & Resorts Inc	22,475	365	Dun & Bradstreet Corp	1,849	142
Kimco Realty Corp	24,405	380	Electronic Arts Inc (a)	11,800	229
Public Storage Inc	4,829	468	Fidelity National Information Services Inc	7,100	187
Simon Property Group Inc	18,945	1,686	Fiserv Inc (a)	10,779	551
Ventas Inc	5,576	263	Intuit Inc (a)	34,079	1,232
			Microsoft Corp	692,578	21,152

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)				Maturity
Software (continued)					Amount
Oracle Corp	90,671 $	2,343	REPURCHASE AGREEMENTS (continued)		(000's)	Value (000's)
Red Hat Inc (a)	29,286	875	Banks (continued)
		$ 33,820	Investment in Joint Trading Account; Morgan		$ 1,819	$ 1,819
Telecommunications - 5.13%			Stanley Repurchase Agreement; 0.18% dated
American Tower Corp (a)	76,433	3,120	04/30/10 maturing 05/03/10 (collateralized by
AT&T Inc	319,888	8,336	Sovereign Agency Issues; $1,855,255; 0.00%
Cisco Systems Inc (a)	273,646	7,367	- 5.85%; dated 03/03/10 - 02/19/25)
Corning Inc	345,973	6,660				$ 6,640
Crown Castle International Corp (a)	13,400	507	TOTAL REPURCHASE AGREEMENTS			$ 6,640
Frontier Communications Corp	11,121	88	Total Investments			$ 797,498
Harris Corp	4,690	241	Other Assets in Excess of Liabilities, Net -
JDS Uniphase Corp (a)	23,800	309	1.09%			$ 8,820
Juniper Networks Inc (a)	186,276	5,292	TOTAL NET ASSETS - 100.00%			$ 806,318
Motorola Inc (a)	74,832	529
NII Holdings Inc (a)	5,800	246
Qualcomm Inc	89,097	3,451	(a) Non-Income Producing Security
Qwest Communications International Inc	52,881	277
Sprint Nextel Corp (a)	193,700	823
Tellabs Inc	13,751	125	Unrealized Appreciation (Depreciation)
Verizon Communications Inc	132,224	3,820	The net federal income tax unrealized appreciation (depreciation) and federal tax
Windstream Corp	15,554	172	cost of investments held as of the period end were as follows:
		$ 41,363
Textiles - 0.04%			Unrealized Appreciation			$ 95,791
Cintas Corp	12,581	343	Unrealized Depreciation			(32,634)
			Net Unrealized Appreciation (Depreciation)			$ 63,157
Toys, Games & Hobbies - 0.13%			Cost for federal income tax purposes			$ 734,341
Hasbro Inc	13,966	536	All dollar amounts are shown in thousands (000's)
Mattel Inc	23,573	543
		$ 1,079	Portfolio Summary (unaudited)
Transportation - 1.92%			Sector			Percent
CH Robinson Worldwide Inc	4,700	284	Consumer, Non-cyclical			22 .08%
CSX Corp	19,750	1,107	Financial			15 .07%
Expeditors International of Washington Inc	13,251	540	Industrial			12 .23%
FedEx Corp	13,709	1,234	Technology			12 .21%
Norfolk Southern Corp	78,535	4,659	Energy			11 .29%
Ryder System Inc	4,600	214	Communications			10 .49%
Union Pacific Corp	26,747	2,024	Consumer, Cyclical			8 .72%
United Parcel Service Inc	78,109	5,400	Basic Materials			4 .25%
		$ 15,462	Utilities			2 .57%
TOTAL COMMON STOCKS		$ 790,858	Other Assets in Excess of Liabilities, Net			1 .09%
	Maturity		TOTAL NET ASSETS			100.00%
	Amount
REPURCHASE AGREEMENTS - 0.82%	(000's)	Value (000's)	Other Assets Summary (unaudited)
Banks - 0.82%			Asset Type			Percent
Investment in Joint Trading Account; Bank of	$ 1,819	$ 1,819	Futures			1 .76%
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,855,254; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	1,183	1,183
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,206,745; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,819	1,819
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,855,255; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	48	$ 14,103 $	14,201	$ 98
					$ 98

All dollar amounts are shown in thousands (000's)

See accompanying notes

168

Schedule of Investments LargeCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.82%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 1.54%			Machinery - Diversified - 1.51%
Boeing Co/The	490,000 $	35,491	Deere & Co	581,734 $	34,799

Automobile Manufacturers - 3.28%			Mining - 1.68%
Ford Motor Co (a)	5,809,988	75,646	Newmont Mining Corp	690,000	38,695

Banks - 9.45%			Miscellaneous Manufacturing - 1.02%
Bank of America Corp	3,147,196	56,115	General Electric Co	1,242,000	23,424
Capital One Financial Corp	1,170,630	50,817
Fifth Third Bancorp	2,019,000	30,103	Pharmaceuticals - 2.57%
Goldman Sachs Group Inc/The	154,328	22,408	Merck & Co Inc	633,000	22,180
Wells Fargo & Co	1,753,000	58,042	Mylan Inc/PA (a)	1,687,000	37,165
	$ 217,485				$ 59,345
Beverages - 3.30%			Retail - 10.49%
Dr Pepper Snapple Group Inc	210,000	6,873	Bed Bath & Beyond Inc (a)	1,151,000	52,900
Hansen Natural Corp (a)	566,849	24,987	Best Buy Co Inc	1,026,000	46,786
PepsiCo Inc	678,000	44,219	Home Depot Inc	1,555,000	54,814
	$ 76,079		Kohl's Corp (a)	820,000	45,092
Biotechnology - 3.06%			Starbucks Corp	1,611,000	41,854
Amgen Inc (a)	680,900	39,056			$ 241,446
Celgene Corp (a)	506,000	31,347	Semiconductors - 5.18%
	$ 70,403		Broadcom Corp	2,126,000	73,326
Chemicals - 2.15%			Marvell Technology Group Ltd (a)	2,230,000	46,049
Dow Chemical Co/The	747,000	23,030			$ 119,375
Potash Corp of Saskatchewan Inc	239,000	26,409	Telecommunications - 3.05%
	$ 49,439		Cisco Systems Inc (a)	2,605,480	70,139
Commercial Services - 5.88%
Mastercard Inc	272,481	67,586	Transportation - 1.67%
Visa Inc	750,532	67,721	FedEx Corp	428,000	38,524
	$ 135,307
Computers - 10.02%			TOTAL COMMON STOCKS		$ 2,229,198
Apple Inc (a)	449,807	117,454		Maturity
Cognizant Technology Solutions Corp (a)	646,035	33,064		Amount
Hewlett-Packard Co	969,699	50,395	REPURCHASE AGREEMENTS - 3.96%	(000's)	Value (000's)
NetApp Inc (a)	859,388	29,795	Banks - 3.96%
	$ 230,708		Investment in Joint Trading Account; Bank of	$ 24,967	$ 24,967
Cosmetics & Personal Care - 3.96%			America Repurchase Agreement; 0.19%
Estee Lauder Cos Inc/The	745,784	49,162	dated 04/30/10 maturing 05/03/10
Procter & Gamble Co	677,000	42,082	(collateralized by US Treasury Notes;
	$ 91,244		$25,466,310; 0.00% - 4.63%; dated 06/25/10
Diversified Financial Services - 2.37%			- 10/15/15)
American Express Co	1,182,000	54,514	Investment in Joint Trading Account; Credit Suisse	16,240	16,240
			Repurchase Agreement; 0.19% dated
Electronics - 2.62%			04/30/10 maturing 05/03/10 (collateralized by
Thermo Fisher Scientific Inc (a)	1,091,700	60,349	Sovereign Agency Issues; $16,564,488;
			0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Food - 1.93%			Investment in Joint Trading Account; Deutsche	24,967	24,967
Whole Foods Market Inc (a)	1,137,000	44,366	Bank Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Healthcare - Products - 4.76%			Sovereign Agency Issues; $25,466,309;
Covidien PLC	436,000	20,924	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Intuitive Surgical Inc (a)	187,271	67,522	Investment in Joint Trading Account; Morgan	24,967	24,967
Medtronic Inc	485,000	21,190	Stanley Repurchase Agreement; 0.18% dated
	$ 109,636		04/30/10 maturing 05/03/10 (collateralized by
Internet - 10.41%			Sovereign Agency Issues; $25,466,310;
Amazon.com Inc (a)	559,600	76,699	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Equinix Inc (a)	219,000	22,042			$ 91,141
F5 Networks Inc (a)	399,000	27,304	TOTAL REPURCHASE AGREEMENTS		$ 91,141
Google Inc (a)	99,390	52,223	Total Investments		$ 2,320,339
Priceline.com Inc (a)	234,000	61,320	Liabilities in Excess of Other Assets, Net -
	$ 239,588		(0.78)%		$ (17,984)
Iron & Steel - 1.05%			TOTAL NET ASSETS - 100.00%		$ 2,302,355
Allegheny Technologies Inc	451,000	24,115

Lodging - 1.88%			(a) Non-Income Producing Security
Las Vegas Sands Corp (a)	1,740,000	43,256

Machinery - Construction & Mining - 1.99%
Caterpillar Inc	673,000	45,825

See accompanying notes

Schedule of Investments LargeCap Growth Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 523,669
Unrealized Depreciation	(20,320)
Net Unrealized Appreciation (Depreciation)	$ 503,349
Cost for federal income tax purposes	$ 1,816,990
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	25 .46%
Financial	15 .78%
Consumer, Cyclical	15 .65%
Technology	15 .20%
Communications	13 .46%
Industrial	10 .35%
Basic Materials	4 .88%
Liabilities in Excess of Other Assets, Net	(0 .78)%
TOTAL NET ASSETS	100.00%

See accompanying notes

170

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

COMMON STOCKS - 96.95%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.04%			Chemicals - 1.55%
Omnicom Group Inc	24,627 $	1,051	Air Products & Chemicals Inc	8,960 $	688
			Albemarle Corp	589	27
Aerospace & Defense - 0.42%			Ashland Inc	650	39
Alliant Techsystems Inc (a)	4,055	328	Celanese Corp	17,765	568
General Dynamics Corp	4,064	310	CF Industries Holdings Inc	4,964	415
Goodrich Corp	9,850	731	Ecolab Inc	16,828	822
Lockheed Martin Corp	24,544	2,084	EI du Pont de Nemours & Co	24,760	987
Northrop Grumman Corp	4,458	302	FMC Corp	7,656	487
Raytheon Co	24,211	1,412	International Flavors & Fragrances Inc	9,197	461
Rockwell Collins Inc	12,597	819	Lubrizol Corp	7,286	658
Spirit Aerosystems Holdings Inc (a)	4,059	90	Monsanto Co	119,759	7,553
United Technologies Corp	61,273	4,592	Mosaic Co/The	11,170	571
	$ 10,668		Praxair Inc	288,895	24,201
Agriculture - 0.59%			RPM International Inc	8,375	185
Altria Group Inc	198,387	4,204	Sherwin-Williams Co/The	9,446	737
Archer-Daniels-Midland Co	25,415	710	Sigma-Aldrich Corp	15,114	896
Lorillard Inc	11,892	932		$ 39,295
Philip Morris International Inc	188,209	9,237	Coal - 0.12%
	$ 15,083		Alpha Natural Resources Inc (a)	14,830	698
Airlines - 0.05%			Consol Energy Inc	14,307	639
Copa Holdings SA	3,723	211	Massey Energy Co	8,463	310
Delta Air Lines Inc (a)	61,568	744	Peabody Energy Corp	21,176	989
Southwest Airlines Co	28,616	377	Walter Energy Inc	6,540	529
	$ 1,332			$ 3,165
Apparel - 1.53%			Commercial Services - 3.96%
Coach Inc	849,542	35,468	Aaron's Inc	8,860	200
Hanesbrands Inc (a)	11,722	334	Apollo Group Inc (a)	10,509	603
Nike Inc	28,625	2,173	Automatic Data Processing Inc	35,425	1,536
Polo Ralph Lauren Corp	6,415	577	Career Education Corp (a)	7,910	231
VF Corp	2,460	212	Corrections Corp of America (a)	1,458	30
	$ 38,764		DeVry Inc	7,702	481
Automobile Manufacturers - 0.04%			Equifax Inc	12,222	411
PACCAR Inc	23,726	1,104	FTI Consulting Inc (a)	6,353	261
			Genpact Ltd (a)	870,965	14,702
Automobile Parts & Equipment - 0.04%			Global Payments Inc	9,543	409
Johnson Controls Inc	29,250	982	H&R Block Inc	42,055	770
			Hillenbrand Inc	2,836	70
Banks - 4.15%			Iron Mountain Inc	22,323	562
Bank of New York Mellon Corp/The	658,009	20,484	ITT Educational Services Inc (a)	4,389	444
BOK Financial Corp	755	41	Lender Processing Services Inc	11,830	447
Capital One Financial Corp	15,765	684	Mastercard Inc	228,493	56,675
Commerce Bancshares Inc	2,681	111	Moody's Corp	23,230	574
Goldman Sachs Group Inc/The	65,763	9,549	Morningstar Inc (a)	2,416	114
JP Morgan Chase & Co	522,763	22,259	Paychex Inc	22,728	696
Morgan Stanley	448,933	13,567	RR Donnelley & Sons Co	6,553	141
Northern Trust Corp	122,617	6,742	SAIC Inc (a)	36,274	632
State Street Corp	18,588	808	SEI Investments Co	14,980	336
Wells Fargo & Co	952,281	31,530	Total System Services Inc	14,448	231
	$ 105,775		Verisk Analytics Inc (a)	9,080	254
Beverages - 1.44%			Visa Inc	211,313	19,067
Brown-Forman Corp	8,890	517	Weight Watchers International Inc	351	9
Coca-Cola Co/The	157,127	8,398	Western Union Co/The	56,399	1,029
Molson Coors Brewing Co	836	37		$ 100,915
PepsiCo Inc	426,983	27,848	Computers - 11.19%
	$ 36,800		Accenture PLC - Class A	1,368,588	59,726
Biotechnology - 1.67%			Apple Inc (a)	443,371	115,773
Amgen Inc (a)	72,038	4,132	Brocade Communications Systems Inc (a)	19,166	124
Biogen Idec Inc (a)	21,737	1,157	Cognizant Technology Solutions Corp (a)	551,957	28,249
Bio-Rad Laboratories Inc (a)	2,375	265	Dell Inc (a)	145,153	2,349
Celgene Corp (a)	275,159	17,046	Diebold Inc	7,183	225
Genzyme Corp (a)	21,958	1,169	DST Systems Inc	4,188	178
Gilead Sciences Inc (a)	314,434	12,474	EMC Corp/Massachusetts (a)	570,836	10,852
Life Technologies Corp (a)	10,944	599	Hewlett-Packard Co	156,726	8,145
Myriad Genetics Inc (a)	11,821	284	IBM Corp	189,796	24,483
Vertex Pharmaceuticals Inc (a)	141,391	5,482	IHS Inc (a)	5,911	299
			MICROS Systems Inc (a)	9,950	370
	$ 42,608		NCR Corp (a)	19,635	258
Building Materials - 0.01%			NetApp Inc (a)	923,772	32,027
Lennox International Inc	5,759	261	Seagate Technology (a)	37,547	690
			Synopsys Inc (a)	11,186	254
			Teradata Corp (a)	17,426	507

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Western Digital Corp (a)	17,003 $	698	Thermo Fisher Scientific Inc (a)	4,192 $	231
	$ 285,207		Thomas & Betts Corp (a)	2,000	84
Consumer Products - 0.14%			Trimble Navigation Ltd (a)	1,023,170	33,468
Church & Dwight Co Inc	8,691	602	Vishay Intertechnology Inc (a)	4,751	50
Clorox Co	8,778	568	Waters Corp (a)	11,932	859
Kimberly-Clark Corp	34,576	2,118		$ 63,666
Scotts Miracle-Gro Co/The	5,527	268	Energy - Alternate Sources - 0.16%
	$ 3,556		First Solar Inc (a)	29,089	4,176
Cosmetics & Personal Care - 2.19%
Alberto-Culver Co	1,059,412	30,511	Engineering & Contruction - 2.77%
Avon Products Inc	30,147	975	ABB Ltd ADR(a)	1,605,612	30,763
Colgate-Palmolive Co	47,931	4,031	Aecom Technology Corp (a)	11,700	352
Estee Lauder Cos Inc/The	7,895	520	Fluor Corp	14,305	756
Procter & Gamble Co	318,130	19,775	Jacobs Engineering Group Inc (a)	780,650	37,643
	$ 55,812		McDermott International Inc (a)	28,290	775
Distribution & Wholesale - 0.52%			Shaw Group Inc/The (a)	8,410	322
Fastenal Co	216,300	11,829	URS Corp (a)	1,243	64
LKQ Corp (a)	17,354	366		$ 70,675
WESCO International Inc (a)	2,657	108	Environmental Control - 1.41%
WW Grainger Inc	7,611	841	Nalco Holding Co	17,101	423
	$ 13,144		Stericycle Inc (a)	576,208	33,939
Diversified Financial Services - 2.70%			Waste Connections Inc (a)	7,273	260
Affiliated Managers Group Inc (a)	5,107	430	Waste Management Inc	35,212	1,221
American Express Co	15,025	693		$ 35,843
AmeriCredit Corp (a)	3,266	78	Food - 0.25%
Ameriprise Financial Inc	2,493	116	General Mills Inc	11,701	833
BlackRock Inc	1,327	244	Hershey Co/The	10,657	501
Charles Schwab Corp/The	1,850,982	35,705	HJ Heinz Co	22,004	1,031
CME Group Inc	473	155	Hormel Foods Corp	759	31
Eaton Vance Corp	14,426	508	Kellogg Co	17,968	987
Federated Investors Inc	10,191	246	Kraft Foods Inc	18,065	535
Franklin Resources Inc	172,732	19,975	Kroger Co/The	38,838	863
IntercontinentalExchange Inc (a)	70,284	8,198	Sara Lee Corp	21,358	304
Invesco Ltd	3,972	91	Sysco Corp	41,660	1,314
Investment Technology Group Inc (a)	345	6		$ 6,399
NASDAQ OMX Group Inc/The (a)	7,442	156	Forest Products & Paper - 0.01%
T Rowe Price Group Inc	20,675	1,189	Plum Creek Timber Co Inc	7,192	286
TD Ameritrade Holding Corp (a)	32,360	648
Waddell & Reed Financial Inc	10,651	395	Gas - 0.02%
	$ 68,833		CenterPoint Energy Inc	40,542	582
Electric - 0.15%
AES Corp/The (a)	66,526	768	Hand & Machine Tools - 0.00%
Allegheny Energy Inc	12,810	279	Snap-On Inc	1,886	91
Calpine Corp (a)	22,429	306
Constellation Energy Group Inc	19,042	673	Healthcare - Products - 3.80%
DPL Inc	1,760	49	Baxter International Inc	57,138	2,698
Exelon Corp	7,093	309	Beckman Coulter Inc	8,138	508
FPL Group Inc	6,661	347	Becton Dickinson and Co	19,496	1,489
Integrys Energy Group Inc	2,009	100	Boston Scientific Corp (a)	66,398	457
ITC Holdings Corp	6,157	344	CR Bard Inc	7,012	607
NV Energy Inc	12,392	155	DENTSPLY International Inc	18,385	674
PPL Corp	29,508	731	Hill-Rom Holdings Inc	2,992	95
	$ 4,061		Hologic Inc (a)	3,006	54
Electrical Components & Equipment - 0.44%			Hospira Inc (a)	12,941	696
AMETEK Inc	13,298	575	IDEXX Laboratories Inc (a)	455,179	30,105
Emerson Electric Co	193,557	10,110	Intuitive Surgical Inc (a)	77,667	28,004
Energizer Holdings Inc (a)	7,188	439	Inverness Medical Innovations Inc (a)	4,594	183
Hubbell Inc	803	37	Johnson & Johnson	172,000	11,060
Molex Inc	1,256	28	Medtronic Inc	90,263	3,944
	$ 11,189		Patterson Cos Inc	12,441	398
			St Jude Medical Inc (a)	23,162	945
Electronics - 2.51%
Agilent Technologies Inc (a)	24,222	878	Stryker Corp	245,950	14,127
Amphenol Corp	572,202	26,441	Techne Corp	4,607	305
Arrow Electronics Inc (a)	6,144	188	Varian Medical Systems Inc (a)	15,519	875
Avnet Inc (a)	6,264	200		$ 97,224
AVX Corp	1,168	18	Healthcare - Services - 2.84%
FLIR Systems Inc (a)	18,587	569	Aetna Inc	11,891	351
Garmin Ltd	11,422	427	Community Health Systems Inc (a)	5,746	235
Jabil Circuit Inc	11,571	177	Covance Inc (a)	649,375	37,105
PerkinElmer Inc	3,024	76	Coventry Health Care Inc (a)	5,178	123

See accompanying notes

172

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
DaVita Inc (a)	511,487 $	31,932	Rockwell Automation Inc	132,911 $	8,070
Health Management Associates Inc (a)	30,531	284	Roper Industries Inc	502,097	30,638
Humana Inc (a)	7,706	352		$ 41,188
Laboratory Corp of America Holdings (a)	8,732	686	Media - 0.74%
Lincare Holdings Inc (a)	6,888	322	Comcast Corp - Class A	26,709	527
Mednax Inc (a)	1,827	100	CTC Media Inc	4,055	68
Quest Diagnostics Inc	12,528	716	DIRECTV (a)	36,413	1,319
Tenet Healthcare Corp (a)	40,345	252	Discovery Communications Inc - C Shares (a)	18,614	621
WellPoint Inc (a)	4,028	217	John Wiley & Sons Inc	5,116	216
	$ 72,675		McGraw-Hill Cos Inc/The	24,918	840
Housewares - 0.01%			New York Times Co/The (a)	808	8
Newell Rubbermaid Inc	5,379	92	Scripps Networks Interactive	6,459	293
Toro Co	4,138	236	Walt Disney Co/The	407,306	15,005
	$ 328			$ 18,897
Insurance - 0.19%			Metal Fabrication & Hardware - 0.62%
Aflac Inc	37,833	1,928	Precision Castparts Corp	121,217	15,557
Arthur J Gallagher & Co	11,503	302	Valmont Industries Inc	2,607	217
Axis Capital Holdings Ltd	4,623	144		$ 15,774
Brown & Brown Inc	10,610	214	Mining - 0.19%
CNA Financial Corp (a)	1,378	39	Freeport-McMoRan Copper & Gold Inc	22,616	1,708
Endurance Specialty Holdings Ltd	1,995	73	Newmont Mining Corp	43,316	2,429
Genworth Financial Inc (a)	25,763	425	Southern Copper Corp	16,029	490
Hanover Insurance Group Inc/The	432	19		$ 4,627
Marsh & McLennan Cos Inc	4,847	117	Miscellaneous Manufacturing - 2.66%
Progressive Corp/The	8,598	173	3M Co	55,405	4,913
Prudential Financial Inc	19,350	1,230	Brink's Co/The	5,925	158
Reinsurance Group of America Inc	630	33	Carlisle Cos Inc	1,982	75
Validus Holdings Ltd	1,507	39	Crane Co	3,144	113
WR Berkley Corp	5,456	147	Danaher Corp	690,625	58,206
	$ 4,883		Dover Corp	16,306	851
Internet - 6.88%			Harsco Corp	7,255	225
Akamai Technologies Inc (a)	217,500	8,446	Honeywell International Inc	59,350	2,817
Amazon.com Inc (a)	282,581	38,731	ITT Corp	2,229	124
Baidu Inc/China ADR(a)	12,740	8,782	Leggett & Platt Inc	11,459	281
eBay Inc (a)	30,920	736		$ 67,763
Expedia Inc	221,778	5,236	Office & Business Equipment - 0.01%
Google Inc (a)	185,661	97,554	Xerox Corp	33,667	367
Liberty Media Corp - Interactive (a)	723,600	11,122
NetFlix Inc (a)	4,950	489	Oil & Gas - 3.47%
Priceline.com Inc (a)	3,478	911	Atwood Oceanics Inc (a)	5,916	215
Sohu.com Inc (a)	3,630	175	Canadian Natural Resources Ltd	468,793	36,069
Symantec Corp (a)	66,025	1,107	Diamond Offshore Drilling Inc	8,535	675
VeriSign Inc (a)	23,871	651	EOG Resources Inc	206,473	23,150
Yahoo! Inc (a)	78,431	1,296	EQT Corp	16,203	705
	$ 175,236		Exxon Mobil Corp	99,722	6,766
Iron & Steel - 0.00%			Helmerich & Payne Inc	4,072	166
Cliffs Natural Resources Inc	1,555	97	Holly Corp	5,267	142
Schnitzer Steel Industries Inc	2,085	113	Patterson-UTI Energy Inc	2,470	38
	$ 210		Pride International Inc (a)	10,036	304
Leisure Products & Services - 0.36%			Range Resources Corp	123,600	5,903
Carnival Corp	215,648	8,993	Rowan Cos Inc (a)	2,378	71
WMS Industries Inc (a)	6,491	325	Southwestern Energy Co (a)	24,266	963
	$ 9,318		St Mary Land & Exploration Co	1,898	76
Lodging - 1.54%			Suncor Energy Inc	382,943	13,085
Marriott International Inc/DE	600,167	22,063	Tesoro Corp	6,733	89
MGM Mirage (a)	693,001	11,012		$ 88,417
Starwood Hotels & Resorts Worldwide Inc	107,600	5,865	Oil & Gas Services - 3.48%
Wyndham Worldwide Corp	9,744	261	Cameron International Corp (a)	17,529	692
	$ 39,201		Dresser-Rand Group Inc (a)	10,200	360
Machinery - Construction & Mining - 0.09%			FMC Technologies Inc (a)	335,863	22,734
Bucyrus International Inc	2,091	132	Oceaneering International Inc (a)	6,772	444
Caterpillar Inc	21,248	1,447	Schlumberger Ltd	891,585	63,677
Joy Global Inc	11,096	630	Smith International Inc	18,225	870
	$ 2,209			$ 88,777
Machinery - Diversified - 1.62%			Packaging & Containers - 0.07%
Cummins Inc	8,244	595	Ball Corp	7,562	402
Deere & Co	12,976	776	Crown Holdings Inc (a)	19,805	515
Flowserve Corp	6,932	794	Owens-Illinois Inc (a)	16,981	602
Graco Inc	3,380	117	Packaging Corp of America	1,164	29
IDEX Corp	5,893	198

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Pactiv Corp (a)	13,379 $	340	Tiffany & Co	14,052 $	681
	$ 1,888		TJX Cos Inc	32,741	1,517
Pharmaceuticals - 4.64%			Urban Outfitters Inc (a)	15,895	596
Abbott Laboratories	124,634	6,376	Walgreen Co	95,152	3,345
Allergan Inc/United States	776,519	49,457	Wal-Mart Stores Inc	486,211	26,085
AmerisourceBergen Corp	20,127	621	Williams-Sonoma Inc	4,702	135
Bristol-Myers Squibb Co	76,466	1,934	Yum! Brands Inc	32,601	1,383
Cephalon Inc (a)	8,763	563		$ 200,343
Eli Lilly & Co	37,786	1,321	Savings & Loans - 0.02%
Express Scripts Inc (a)	189,277	18,952	Capitol Federal Financial	2,391	90
Herbalife Ltd	7,616	367	Hudson City Bancorp Inc	32,164	428
McKesson Corp	205,287	13,305	TFS Financial Corp	1,106	16
Medco Health Solutions Inc (a)	335,057	19,742		$ 534
Merck & Co Inc	95,177	3,335	Semiconductors - 2.52%
Mylan Inc/PA (a)	25,887	570	Advanced Micro Devices Inc (a)	36,445	330
NBTY Inc (a)	4,398	179	Altera Corp	20,723	526
Omnicare Inc	6,187	172	Analog Devices Inc	20,574	616
Perrigo Co	9,861	602	Applied Materials Inc	690,500	9,515
Valeant Pharmaceuticals International (a)	8,424	379	ASML Holding NV	320,051	10,453
	$ 117,875		Broadcom Corp	34,686	1,196
Pipelines - 0.01%			Cree Inc (a)	7,291	534
El Paso Corp	23,133	280	Intel Corp	292,061	6,668
			Marvell Technology Group Ltd (a)	867,257	17,909
REITS - 0.14%			Microchip Technology Inc	19,797	578
Alexandria Real Estate Equities Inc	1,129	80	Micron Technology Inc (a)	18,449	173
Digital Realty Trust Inc	9,419	553	National Semiconductor Corp	27,759	410
Federal Realty Investment Trust	915	71	NVIDIA Corp (a)	710,812	11,174
HCP Inc	14,079	452	ON Semiconductor Corp (a)	52,296	415
Health Care REIT Inc	7,465	336	QLogic Corp (a)	14,716	285
Nationwide Health Properties Inc	10,593	371	Texas Instruments Inc	107,469	2,795
Public Storage Inc	10,875	1,054	Xilinx Inc	23,242	599
Simon Property Group Inc	8,276	737		$ 64,176
	$ 3,654		Software - 4.54%
Retail - 7.86%			Adobe Systems Inc (a)	36,994	1,243
Advance Auto Parts Inc	11,789	531	Allscripts-Misys Healthcare Solutions Inc (a)	7,745	156
Aeropostale Inc (a)	11,641	338	ANSYS Inc (a)	10,848	488
American Eagle Outfitters Inc	21,116	355	BMC Software Inc (a)	13,062	514
AutoNation Inc (a)	783	16	Broadridge Financial Solutions Inc	10,785	257
AutoZone Inc (a)	3,696	684	CA Inc	36,654	836
Barnes & Noble Inc	865	19	Citrix Systems Inc (a)	627,786	29,506
Bed Bath & Beyond Inc (a)	349,969	16,085	Dun & Bradstreet Corp	6,580	506
Best Buy Co Inc	26,682	1,217	Fiserv Inc (a)	11,072	566
Big Lots Inc (a)	1,018	39	Intuit Inc (a)	25,978	939
Brinker International Inc	12,641	234	Microsoft Corp	1,383,802	42,261
Chico's FAS Inc	20,586	307	MSCI Inc (a)	12,392	429
Chipotle Mexican Grill Inc (a)	3,943	532	Oracle Corp	307,768	7,953
Copart Inc (a)	7,927	283	Red Hat Inc (a)	23,394	699
Costco Wholesale Corp	606,685	35,843	Salesforce.com Inc (a)	329,110	28,172
CVS Caremark Corp	31,359	1,158	Sybase Inc (a)	10,294	446
Darden Restaurants Inc	16,277	728	VMware Inc (a)	6,206	383
Dick's Sporting Goods Inc (a)	10,633	310		$ 115,354
Dollar Tree Inc (a)	11,129	676	Telecommunications - 7.21%
Family Dollar Stores Inc	17,358	687	Amdocs Ltd (a)	3,398	108
GameStop Corp (a)	17,913	435	American Tower Corp (a)	610,361	24,909
Gap Inc/The	33,768	835	Cisco Systems Inc (a)	1,768,941	47,619
Guess? Inc	7,219	331	Corning Inc	93,721	1,804
Home Depot Inc	14,069	496	Crown Castle International Corp (a)	357,704	13,539
Kohl's Corp (a)	206,977	11,382	Frontier Communications Corp	16,819	134
Lowe's Cos Inc	750,711	20,359	Harris Corp	12,833	661
Ltd Brands Inc	22,089	592	Juniper Networks Inc (a)	1,027,476	29,191
McDonald's Corp	87,406	6,170	Motorola Inc (a)	17,825	126
Nordstrom Inc	20,420	844	NeuStar Inc (a)	8,946	219
O'Reilly Automotive Inc (a)	180,425	8,821	NII Holdings Inc (a)	973	41
Panera Bread Co (a)	3,403	265	Qualcomm Inc	1,657,424	64,208
PetSmart Inc	1,103,671	36,498	SBA Communications Corp (a)	14,409	510
Phillips-Van Heusen Corp	4,124	260	tw telecom inc (a)	18,458	329
RadioShack Corp	1,819	39	Windstream Corp	25,078	277
Ross Stores Inc	10,141	568		$ 183,675
Staples Inc	56,672	1,333
Starbucks Corp	536,653	13,943
Target Corp	59,580	3,388

See accompanying notes

174

Schedule of Investments LargeCap Growth Fund I April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	21 .52%
Textiles - 0.00%			Technology	18 .26%
Cintas Corp	2,845 $	78	Communications	14 .87%
			Industrial	13 .95%
Toys, Games & Hobbies - 0.04%			Consumer, Cyclical	11 .99%
Hasbro Inc	8,853	340
Mattel Inc	34,445	794	Financial	10 .16%
			Energy	7 .24%
		$ 1,134	Basic Materials	1 .75%
Transportation - 1.33%			Utilities	0 .17%
CH Robinson Worldwide Inc	11,968	722	Other Assets in Excess of Liabilities, Net	0 .09%
Expeditors International of Washington Inc	587,103	23,918	TOTAL NET ASSETS	100.00%
Landstar System Inc	6,094	269
Teekay Corp	2,204	55
Union Pacific Corp	21,780	1,648	Other Assets Summary (unaudited)
United Parcel Service Inc	104,428	7,220	Asset Type	Percent
		$ 33,832	Futures	3 .02%
Water - 0.00%
American Water Works Co Inc	1,010	22

TOTAL COMMON STOCKS		$ 2,471,262
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.96%	(000's)	Value (000's)
Banks - 2.96%
Investment in Joint Trading Account; Bank of	$ 20,680	$ 20,680
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$21,093,746; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	13,452	13,451
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $13,720,366;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	20,680	20,681
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $21,093,745;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	20,680	20,680
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $21,093,745;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 75,492
TOTAL REPURCHASE AGREEMENTS		$ 75,492
Total Investments		$ 2,546,754
Other Assets in Excess of Liabilities, Net -
0.09%		$ 2,303
TOTAL NET ASSETS - 100.00%		$ 2,549,057

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 420,764
Unrealized Depreciation	(34,424)
Net Unrealized Appreciation (Depreciation)	$ 386,340
Cost for federal income tax purposes	$ 2,160,414
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	260 $	76,246	$ 76,921	$ 675
					$ 675
All dollar amounts are shown in thousands (000's)

See accompanying notes

176

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 97.37%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.05%			Building Materials - 0.01%
Omnicom Group Inc	16,583 $	707	Lennox International Inc	3,878 $	176

Aerospace & Defense - 1.05%			Chemicals - 1.52%
Alliant Techsystems Inc (a)	2,730	221	Air Products & Chemicals Inc	6,033	463
General Dynamics Corp	2,737	209	Albemarle Corp	534	25
Goodrich Corp	6,652	494	Ashland Inc	607	36
Lockheed Martin Corp	16,546	1,405	Celanese Corp	119,284	3,816
Northrop Grumman Corp	3,001	204	CF Industries Holdings Inc	3,343	280
Raytheon Co	16,303	950	Ecolab Inc	11,344	554
Rockwell Collins Inc	128,330	8,341	EI du Pont de Nemours & Co	16,673	664
Spirit Aerosystems Holdings Inc (a)	2,829	63	FMC Corp	5,155	328
United Technologies Corp	41,258	3,092	International Flavors & Fragrances Inc	6,193	310
	$ 14,979		Lubrizol Corp	4,906	443
Agriculture - 0.71%			Monsanto Co	25,955	1,637
Altria Group Inc	133,736	2,834	Mosaic Co/The	7,517	384
Archer-Daniels-Midland Co	17,115	478	PPG Industries Inc	91,500	6,439
Lorillard Inc	8,008	627	Praxair Inc	14,750	1,236
Philip Morris International Inc	126,875	6,227	RPM International Inc	5,640	125
	$ 10,166		Sherwin-Williams Co/The	6,368	497
Airlines - 0.06%			Sigma-Aldrich Corp	75,678	4,488
Copa Holdings SA	2,508	142		$ 21,725
Delta Air Lines Inc (a)	41,457	501	Coal - 0.15%
Southwest Airlines Co	19,268	254	Alpha Natural Resources Inc (a)	9,985	470
	$ 897		Consol Energy Inc	9,633	430
Apparel - 1.12%			Massey Energy Co	5,699	209
Coach Inc	16,943	708	Peabody Energy Corp	14,258	666
Hanesbrands Inc (a)	7,893	225	Walter Energy Inc	4,404	356
Nike Inc	191,385	14,528		$ 2,131
Polo Ralph Lauren Corp	4,320	388	Commercial Services - 2.63%
VF Corp	1,657	143	Aaron's Inc	5,967	135
	$ 15,992		Apollo Group Inc (a)	7,076	406
Automobile Manufacturers - 0.28%			Automatic Data Processing Inc	23,891	1,036
Ford Motor Co (a)	249,000	3,242	Career Education Corp (a)	5,327	156
PACCAR Inc	15,967	743	Corrections Corp of America (a)	1,364	28
	$ 3,985		DeVry Inc	5,186	324
Automobile Parts & Equipment - 0.51%			Equifax Inc	8,230	277
BorgWarner Inc (a)	152,750	6,620	FTI Consulting Inc (a)	4,278	176
Johnson Controls Inc	19,696	662	Global Payments Inc	6,433	275
	$ 7,282		H&R Block Inc	28,317	518
Banks - 1.86%			Hillenbrand Inc	1,979	49
Bank of New York Mellon Corp/The	11,656	363	Iron Mountain Inc	15,031	378
			ITT Educational Services Inc (a)	2,957	299
BOK Financial Corp	732	40
Capital One Financial Corp	10,616	461	Lender Processing Services Inc	7,966	301
Commerce Bancshares Inc	1,804	75	Mastercard Inc	16,114	3,996
Goldman Sachs Group Inc/The	12,739	1,850	Moody's Corp	15,641	387
			Morningstar Inc (a)	1,627	77
JP Morgan Chase & Co	310,104	13,204
Morgan Stanley	14,985	453	Paychex Inc	183,097	5,603
Northern Trust Corp	11,451	630	RR Donnelley & Sons Co	4,413	95
			SAIC Inc (a)	24,425	425
State Street Corp	12,516	544
Wells Fargo & Co	264,234	8,749	SEI Investments Co	10,087	227
			Total System Services Inc	9,730	156
	$ 26,369		Verisk Analytics Inc (a)	6,114	171
Beverages - 5.34%			Visa Inc	236,302	21,321
Brown-Forman Corp	5,993	349	Weight Watchers International Inc	317	8
Coca-Cola Co/The	708,067	37,846	Western Union Co/The	37,955	693
Molson Coors Brewing Co	782	35
PepsiCo Inc	583,216	38,038		$ 37,517
			Computers - 11.21%
	$ 76,268		Apple Inc (a)	219,169	57,230
Biotechnology - 2.67%			Brocade Communications Systems Inc (a)	12,906	84
Alexion Pharmaceuticals Inc (a)	29,820	1,637
			Cognizant Technology Solutions Corp (a)	15,984	818
Amgen Inc (a)	201,246	11,543
			Dell Inc (a)	427,436	6,916
Biogen Idec Inc (a)	14,637	779
Bio-Rad Laboratories Inc (a)	1,600	179	Diebold Inc	4,836	151
Celgene Corp (a)	25,259	1,565	DST Systems Inc	2,820	120
			EMC Corp/Massachusetts (a)	385,974	7,338
Genzyme Corp (a)	14,802	788
Gilead Sciences Inc (a)	493,653	19,583	Hewlett-Packard Co	829,567	43,112
Life Technologies Corp (a)	7,368	403	IBM Corp	123,692	15,956
			IHS Inc (a)	3,980	201
Myriad Genetics Inc (a)	7,959	191
			Lexmark International Inc (a)	81,700	3,027
Talecris Biotherapeutics Holdings Corp (a)	54,234	1,017
			MICROS Systems Inc (a)	6,700	249
Vertex Pharmaceuticals Inc (a)	9,214	357
			NCR Corp (a)	13,221	174
	$ 38,042		NetApp Inc (a)	15,815	548

See accompanying notes

177

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
Research In Motion Ltd (a)	317,489 $	22,602	Garmin Ltd	7,691 $	288
Seagate Technology (a)	25,282	464	Jabil Circuit Inc	263,691	4,039
Synopsys Inc (a)	7,533	171	PerkinElmer Inc	2,108	53
Teradata Corp (a)	11,733	341	Thermo Fisher Scientific Inc (a)	55,686	3,078
Western Digital Corp (a)	11,449	471	Thomas & Betts Corp (a)	1,393	58
	$ 159,973		Vishay Intertechnology Inc (a)	3,790	40
Consumer Products - 0.17%			Waters Corp (a)	8,035	579
Church & Dwight Co Inc	5,852	405		$ 9,764
Clorox Co	5,918	383	Energy - Alternate Sources - 0.00%
Kimberly-Clark Corp	23,308	1,428	First Solar Inc (a)	400	57
Scotts Miracle-Gro Co/The	3,722	180
	$ 2,396		Engineering & Contruction - 1.04%
Cosmetics & Personal Care - 3.85%			Aecom Technology Corp (a)	7,878	237
Alberto-Culver Co	5,800	167	Fluor Corp	251,334	13,281
Avon Products Inc	20,289	656	Jacobs Engineering Group Inc (a)	10,291	496
Colgate-Palmolive Co	273,436	22,996	McDermott International Inc (a)	19,049	522
Estee Lauder Cos Inc/The	31,222	2,058	Shaw Group Inc/The (a)	5,663	217
Procter & Gamble Co	467,306	29,048	URS Corp (a)	863	44
	$ 54,925			$ 14,797
Distribution & Wholesale - 0.06%			Environmental Control - 0.09%
LKQ Corp (a)	11,685	246	Nalco Holding Co	11,515	285
WESCO International Inc (a)	1,852	75	Waste Connections Inc (a)	4,897	176
WW Grainger Inc	5,124	567	Waste Management Inc	23,710	822
	$ 888			$ 1,283
Diversified Financial Services - 2.29%			Food - 1.77%
Affiliated Managers Group Inc (a)	3,440	290	General Mills Inc	98,587	7,018
American Express Co	142,898	6,590	Hershey Co/The	7,184	338
AmeriCredit Corp (a)	2,276	54	HJ Heinz Co	14,818	695
Ameriprise Financial Inc	1,678	78	Hormel Foods Corp	709	29
BlackRock Inc	894	164	Kellogg Co	277,893	15,267
Charles Schwab Corp/The	1,164,863	22,471	Kraft Foods Inc	12,158	360
CME Group Inc	320	105	Kroger Co/The	26,138	581
Eaton Vance Corp	9,715	342	Sara Lee Corp	14,381	204
Federated Investors Inc	6,862	165	Sysco Corp	28,036	884
Franklin Resources Inc	3,691	427		$ 25,376
IntercontinentalExchange Inc (a)	3,495	408	Forest Products & Paper - 0.01%
Invesco Ltd	2,769	64	Plum Creek Timber Co Inc	4,843	193
Investment Technology Group Inc (a)	361	6
NASDAQ OMX Group Inc/The (a)	5,011	105	Gas - 0.03%
T Rowe Price Group Inc	13,922	801	CenterPoint Energy Inc	27,299	392
TD Ameritrade Holding Corp (a)	21,790	436
Waddell & Reed Financial Inc	7,173	266	Hand & Machine Tools - 0.00%
	$ 32,772		Snap-On Inc	1,315	63
Electric - 0.20%
AES Corp/The (a)	44,795	517	Healthcare - Products - 4.46%
Allegheny Energy Inc	8,627	188	Baxter International Inc	90,249	4,262
Calpine Corp (a)	15,103	206	Beckman Coulter Inc	5,486	342
Constellation Energy Group Inc	12,822	453	Becton Dickinson and Co	50,637	3,868
DPL Inc	1,384	39	Boston Scientific Corp (a)	44,708	308
Exelon Corp	4,777	208	Covidien PLC	110,046	5,281
FPL Group Inc	4,486	234	CR Bard Inc	4,718	408
Integrys Energy Group Inc	1,399	69	DENTSPLY International Inc	12,380	454
ITC Holdings Corp	4,145	231	Edwards Lifesciences Corp (a)	49,342	5,086
NV Energy Inc	8,344	104	Gen-Probe Inc (a)	38,430	1,821
PPL Corp	19,858	492	Hill-Rom Holdings Inc	2,084	66
	$ 2,741		Hologic Inc (a)	2,093	37
Electrical Components & Equipment - 1.09%			Hospira Inc (a)	8,714	469
AMETEK Inc	8,954	387	IDEXX Laboratories Inc (a)	4,918	325
Emerson Electric Co	283,037	14,783	Intuitive Surgical Inc (a)	2,057	742
Energizer Holdings Inc (a)	4,840	296	Inverness Medical Innovations Inc (a)	3,094	123
Hubbell Inc	752	35	Johnson & Johnson	352,616	22,673
Molex Inc	1,168	26	Medtronic Inc	60,778	2,655
	$ 15,527		Patterson Cos Inc	8,377	268
			St Jude Medical Inc (a)	15,614	637
Electronics - 0.69%
Agilent Technologies Inc (a)	16,302	591	Stryker Corp	227,674	13,077
Amphenol Corp	8,146	377	Techne Corp	3,103	206
Arrow Electronics Inc (a)	4,137	126	Varian Medical Systems Inc (a)	10,451	589
Avnet Inc (a)	4,218	135		$ 63,697
AVX Corp	1,089	17	Healthcare - Services - 0.19%
FLIR Systems Inc (a)	12,515	383	Aetna Inc	8,007	236

See accompanying notes

178

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Machinery - Diversified (continued)
Community Health Systems Inc (a)	3,869 $	158	IDEX Corp	3,968 $	133
Coventry Health Care Inc (a)	3,487	83	Rockwell Automation Inc	113,104	6,868
Health Management Associates Inc (a)	20,557	191	Roper Industries Inc	6,475	395
Humana Inc (a)	5,188	237		$ 8,934
Laboratory Corp of America Holdings (a)	5,880	462	Media - 1.94%
Lincare Holdings Inc (a)	4,639	217	Comcast Corp - Class A	17,985	355
Mednax Inc (a)	1,230	68	CTC Media Inc	2,827	48
Quest Diagnostics Inc	8,435	482	DIRECTV (a)	24,519	888
Tenet Healthcare Corp (a)	27,166	170	Discovery Communications Inc - C Shares (a)	12,548	419
WellPoint Inc (a)	2,711	146	John Wiley & Sons Inc	3,445	146
	$ 2,450		McGraw-Hill Cos Inc/The	16,777	566
Home Furnishings - 0.34%			New York Times Co/The (a)	754	7
Whirlpool Corp	44,001	4,790	Scripps Networks Interactive	94,530	4,286
			Walt Disney Co/The	569,291	20,972
Housewares - 0.01%				$ 27,687
Newell Rubbermaid Inc	3,749	64	Metal Fabrication & Hardware - 0.08%
Toro Co	2,787	159	Precision Castparts Corp	7,524	966
	$ 223		Valmont Industries Inc	1,756	146
Insurance - 0.73%				$ 1,112
Aflac Inc	162,100	8,261	Mining - 0.54%
Arthur J Gallagher & Co	7,745	203	Freeport-McMoRan Copper & Gold Inc	15,246	1,152
Axis Capital Holdings Ltd	3,113	97	Newmont Mining Corp	112,880	6,330
Brown & Brown Inc	7,145	144	Southern Copper Corp	10,793	330
CNA Financial Corp (a)	1,287	36		$ 7,812
Endurance Specialty Holdings Ltd	1,393	51	Miscellaneous Manufacturing - 3.80%
Genworth Financial Inc (a)	17,348	287	3M Co	329,943	29,256
Hanover Insurance Group Inc/The	389	18	Brink's Co/The	3,989	106
Marsh & McLennan Cos Inc	3,265	79	Carlisle Cos Inc	1,380	52
Progressive Corp/The	5,790	116	Crane Co	2,117	76
Prudential Financial Inc	13,029	828	Danaher Corp	8,635	728
Reinsurance Group of America Inc	608	32	Dover Corp	10,980	573
Validus Holdings Ltd	1,408	36	Eaton Corp	84,000	6,482
WR Berkley Corp	3,674	99	Harsco Corp	4,884	151
	$ 10,287		Honeywell International Inc	140,881	6,688
Internet - 3.83%			Illinois Tool Works Inc	112,830	5,766
Amazon.com Inc (a)	50,235	6,885	ITT Corp	1,501	83
eBay Inc (a)	20,843	496	Leggett & Platt Inc	7,717	189
Expedia Inc	13,939	329	Textron Inc	181,200	4,139
F5 Networks Inc (a)	61,351	4,198		$ 54,289
Google Inc (a)	75,904	39,883	Office & Business Equipment - 0.02%
NetFlix Inc (a)	3,334	330	Xerox Corp	22,670	247
Priceline.com Inc (a)	2,344	614
Sohu.com Inc (a)	2,445	118	Oil & Gas - 2.43%
Symantec Corp (a)	44,537	747	Apache Corp	22,855	2,326
VeriSign Inc (a)	16,074	438	Atwood Oceanics Inc (a)	3,984	145
Yahoo! Inc (a)	52,782	872	Diamond Offshore Drilling Inc	5,747	455
	$ 54,910		EQT Corp	10,911	475
Iron & Steel - 0.01%			Exxon Mobil Corp	157,262	10,670
Cliffs Natural Resources Inc	1,047	65	Helmerich & Payne Inc	2,742	112
Schnitzer Steel Industries Inc	1,405	76	Holly Corp	3,547	96
	$ 141		Occidental Petroleum Corp	201,587	17,872
Leisure Products & Services - 0.05%			Patterson-UTI Energy Inc	2,308	35
Carnival Corp	9,459	394	Pride International Inc (a)	6,758	205
WMS Industries Inc (a)	4,371	219	Rowan Cos Inc (a)	1,657	49
	$ 613		Southwestern Energy Co (a)	52,930	2,100
Lodging - 0.42%			St Mary Land & Exploration Co	1,279	52
Marriott International Inc/DE	11,766	432	Tesoro Corp	4,692	61
Starwood Hotels & Resorts Worldwide Inc	97,649	5,323		$ 34,653
Wyndham Worldwide Corp	6,562	176	Oil & Gas Services - 3.48%
	$ 5,931		Cameron International Corp (a)	365,153	14,409
Machinery - Construction & Mining - 0.31%			Dresser-Rand Group Inc (a)	6,869	242
Bucyrus International Inc	1,407	89	FMC Technologies Inc (a)	5,927	401
Caterpillar Inc	58,400	3,977	Oceaneering International Inc (a)	4,560	299
Joy Global Inc	7,473	424	Schlumberger Ltd	473,068	33,786
	$ 4,490		Smith International Inc	12,272	586
Machinery - Diversified - 0.63%				$ 49,723
Cummins Inc	5,552	401	Packaging & Containers - 0.09%
Deere & Co	8,738	523	Ball Corp	5,091	271
Flowserve Corp	4,669	535	Crown Holdings Inc (a)	13,336	347
Graco Inc	2,276	79	Owens-Illinois Inc (a)	11,434	405

See accompanying notes

179

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Retail (continued)
Packaging Corp of America	1,089 $	27	Ross Stores Inc	6,837 $	383
Pactiv Corp (a)	9,008	229	Staples Inc	38,161	898
	$ 1,279		Starbucks Corp	39,257	1,020
Pharmaceuticals - 7.77%			Target Corp	192,917	10,971
Abbott Laboratories	745,876	38,158	Tiffany & Co	9,462	459
Allergan Inc/United States	348,217	22,179	TJX Cos Inc	425,209	19,705
AmerisourceBergen Corp	129,152	3,984	Urban Outfitters Inc (a)	10,704	401
Bristol-Myers Squibb Co	51,488	1,302	Walgreen Co	201,049	7,067
Cephalon Inc (a)	5,907	379	Wal-Mart Stores Inc	642,892	34,491
Eli Lilly & Co	25,473	891	Williams-Sonoma Inc	92,065	2,651
Express Scripts Inc (a)	104,663	10,480	Yum! Brands Inc	21,938	931
Herbalife Ltd	5,128	247		$ 159,271
McKesson Corp	31,221	2,024	Savings & Loans - 0.03%
Mead Johnson Nutrition Co	48,432	2,500	Capitol Federal Financial	1,666	63
Medco Health Solutions Inc (a)	26,194	1,543	Hudson City Bancorp Inc	21,657	288
Merck & Co Inc	640,383	22,439	TFS Financial Corp	1,035	14
Mylan Inc/PA (a)	17,451	384		$ 365
NBTY Inc (a)	2,965	121	Semiconductors - 2.58%
Novo Nordisk A/S ADR	34,903	2,866	Advanced Micro Devices Inc (a)	24,540	222
Omnicare Inc	4,167	116	Altera Corp	161,746	4,102
Perrigo Co	15,940	973	Analog Devices Inc	13,853	415
Valeant Pharmaceuticals International (a)	5,673	255	Broadcom Corp	182,687	6,301
	$ 110,841		Cree Inc (a)	36,310	2,659
Pipelines - 0.01%			Emulex Corp (a)	45,000	529
El Paso Corp	15,594	189	Intel Corp	371,256	8,476
			Linear Technology Corp	219,404	6,595
REITS - 0.17%			Marvell Technology Group Ltd (a)	22,055	455
Alexandria Real Estate Equities Inc	769	54	MEMC Electronic Materials Inc (a)	110,500	1,433
Digital Realty Trust Inc	6,342	372	Microchip Technology Inc	13,345	390
Federal Realty Investment Trust	638	49	Micron Technology Inc (a)	12,422	116
HCP Inc	9,480	304	National Semiconductor Corp	18,696	276
Health Care REIT Inc	5,027	226	NVIDIA Corp (a)	31,826	500
Nationwide Health Properties Inc	7,133	250	ON Semiconductor Corp (a)	35,214	280
Public Storage Inc	7,323	710	QLogic Corp (a)	88,910	1,722
Simon Property Group Inc	5,572	496	Texas Instruments Inc	72,380	1,883
	$ 2,461		Xilinx Inc	15,650	403
Retail - 11.15%				$ 36,757
Abercrombie & Fitch Co	87,000	3,805	Software - 4.61%
Advance Auto Parts Inc	7,938	358	Adobe Systems Inc (a)	24,910	837
Aeropostale Inc (a)	7,840	228	Allscripts-Misys Healthcare Solutions Inc (a)	5,215	105
American Eagle Outfitters Inc	14,220	239	ANSYS Inc (a)	7,304	329
AutoNation Inc (a)	713	14	BMC Software Inc (a)	8,796	346
AutoZone Inc (a)	2,489	460	Broadridge Financial Solutions Inc	7,262	173
Barnes & Noble Inc	792	17	CA Inc	24,687	563
Bed Bath & Beyond Inc (a)	13,917	640	Citrix Systems Inc (a)	8,680	408
Best Buy Co Inc	17,965	819	Dun & Bradstreet Corp	4,432	341
Big Lots Inc (a)	984	38	Fiserv Inc (a)	7,464	381
Brinker International Inc	8,513	158	Intuit Inc (a)	124,453	4,500
Chico's FAS Inc	13,862	206	Microsoft Corp	1,270,741	38,808
Chipotle Mexican Grill Inc (a)	32,901	4,438	MSCI Inc (a)	8,344	289
Copart Inc (a)	5,344	191	Oracle Corp	623,152	16,102
Costco Wholesale Corp	330,638	19,534	Red Hat Inc (a)	15,752	471
CVS Caremark Corp	21,104	779	Salesforce.com Inc (a)	18,216	1,559
Darden Restaurants Inc	10,973	491	Sybase Inc (a)	6,931	301
Dick's Sporting Goods Inc (a)	7,160	208	VMware Inc (a)	4,180	258
Dollar Tree Inc (a)	7,493	455		$ 65,771
Family Dollar Stores Inc	11,689	462	Telecommunications - 5.10%
GameStop Corp (a)	12,062	293	Amdocs Ltd (a)	2,289	73
Gap Inc/The	22,738	562	American Tower Corp (a)	121,889	4,974
Guess? Inc	4,861	223	Arris Group Inc (a)	92,100	1,132
Home Depot Inc	291,874	10,289	Cisco Systems Inc (a)	745,356	20,065
J Crew Group Inc (a)	38,113	1,771	Corning Inc	309,572	5,959
Kohl's Corp (a)	102,347	5,628	Crown Castle International Corp (a)	8,704	329
Lowe's Cos Inc	22,068	598	Frontier Communications Corp	11,325	90
Ltd Brands Inc	14,875	399	Harris Corp	8,642	445
McDonald's Corp	363,876	25,686	Juniper Networks Inc (a)	379,579	10,784
Nordstrom Inc	13,751	568	Motorola Inc (a)	12,230	86
Panera Bread Co (a)	2,291	178	NeuStar Inc (a)	6,024	148
PetSmart Inc	10,504	347	NII Holdings Inc (a)	909	39
Phillips-Van Heusen Corp	2,778	175	Qualcomm Inc	720,446	27,911
RadioShack Corp	1,699	37	SBA Communications Corp (a)	9,703	343
See accompanying notes			180

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Consumer, Non-cyclical	29 .56%
Telecommunications (continued)
tw telecom inc (a)	12,428 $	221	Technology	18 .42%
			Consumer, Cyclical	14 .05%
Windstream Corp	16,885	187	Industrial	10 .96%
		$ 72,786	Communications	10 .92%
Textiles - 0.00%			Financial	7 .11%
Cintas Corp	1,985	54	Energy	6 .07%
			Basic Materials	2 .08%
Toys, Games & Hobbies - 0.05%			Utilities	0 .23%
Hasbro Inc	5,968	229	Other Assets in Excess of Liabilities, Net	0 .60%
Mattel Inc	23,194	535	TOTAL NET ASSETS	100.00%
		$ 764
Transportation - 2.08%
CH Robinson Worldwide Inc	8,053	485	Other Assets Summary (unaudited)
Expeditors International of Washington Inc	11,406	465	Asset Type	Percent
Landstar System Inc	4,108	182	Futures	2 .61%
Teekay Corp	1,537	39	Currency Contract	0 .13%
Union Pacific Corp	88,239	6,676
United Parcel Service Inc	316,312	21,870
		$ 29,717
Water - 0.00%
American Water Works Co Inc	944	21

TOTAL COMMON STOCKS		$ 1,389,648
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.03%	(000's)	Value (000's)
Banks - 2.03%
Investment in Joint Trading Account; Bank of	$ 7,954	$ 7,953
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$8,112,652; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	5,173	5,173
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,276,852; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	7,954	7,954
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $8,112,653; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	7,954	7,954
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $8,112,651; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 29,034
TOTAL REPURCHASE AGREEMENTS		$ 29,034
Total Investments		$ 1,418,682
Other Assets in Excess of Liabilities, Net -
0.60%		$ 8,615
TOTAL NET ASSETS - 100.00%		$ 1,427,297

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation) The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 200,813
Unrealized Depreciation	(19,590)
Net Unrealized Appreciation (Depreciation)	$ 181,223
Cost for federal income tax purposes	$ 1,237,459
All dollar amounts are shown in thousands (000's)

See accompanying notes

181

Schedule of Investments
LargeCap Growth Fund II
April 30, 2010 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date Contracts to Deliver In Exchange For			Value	Appreciation/(Depreciation)
Danish Kroner	Banc of America Securities	05/28/2010	10,574,131 $	1,890 $	1,892	$ (2)

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value		Appreciation/(Depreciation)
S&P 500; June 2010	Long	126 $	37,368 $		37,277	$ (91)
						$ (91)
All dollar amounts are shown in thousands (000's)

See accompanying notes

182

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS - 96.54%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Beverages (continued)
Interpublic Group of Cos Inc (a)	55,726 $	496	PepsiCo Inc	187,436 $	12,225
Omnicom Group Inc	35,607	1,519		$ 30,276
	$ 2,015		Biotechnology - 1.48%
Aerospace & Defense - 2.28%			Amgen Inc (a)	112,321	6,443
Boeing Co/The	86,821	6,288	Biogen Idec Inc (a)	30,922	1,647
General Dynamics Corp	44,241	3,378	Celgene Corp (a)	52,729	3,266
Goodrich Corp	14,356	1,065	Genzyme Corp (a)	30,520	1,625
L-3 Communications Holdings Inc	13,257	1,240	Gilead Sciences Inc (a)	103,613	4,110
Lockheed Martin Corp	36,170	3,071	Life Technologies Corp (a)	20,740	1,135
Northrop Grumman Corp	34,726	2,356	Millipore Corp (a)	6,426	682
Raytheon Co	43,479	2,535		$ 18,908
Rockwell Collins Inc	18,032	1,172	Building Materials - 0.05%
United Technologies Corp	107,402	8,050	Masco Corp	41,150	668
	$ 29,155
Agriculture - 1.57%			Chemicals - 1.88%
Altria Group Inc	238,626	5,056	Air Products & Chemicals Inc	24,333	1,868
Archer-Daniels-Midland Co	73,702	2,059	Airgas Inc	9,489	602
Lorillard Inc	17,756	1,392	CF Industries Holdings Inc	7,944	665
Philip Morris International Inc	215,736	10,588	Dow Chemical Co/The	131,933	4,067
Reynolds American Inc	19,387	1,036	Eastman Chemical Co	8,339	558
	$ 20,131		Ecolab Inc	27,098	1,324
Airlines - 0.09%			EI du Pont de Nemours & Co	103,665	4,130
Southwest Airlines Co	85,249	1,124	FMC Corp	8,318	529
			International Flavors & Fragrances Inc	9,066	454
Apparel - 0.50%			Monsanto Co	62,586	3,946
Coach Inc	36,037	1,504	PPG Industries Inc	19,023	1,339
Nike Inc	44,726	3,395	Praxair Inc	35,133	2,943
Polo Ralph Lauren Corp	6,562	590	Sherwin-Williams Co/The	10,556	824
VF Corp	10,147	877	Sigma-Aldrich Corp	13,967	828
	$ 6,366			$ 24,077
Automobile Manufacturers - 0.54%			Coal - 0.23%
Ford Motor Co (a)	386,322	5,030	Consol Energy Inc	25,171	1,125
PACCAR Inc	41,771	1,943	Massey Energy Co	11,639	426
	$ 6,973		Peabody Energy Corp	30,825	1,440
Automobile Parts & Equipment - 0.23%				$ 2,991
Goodyear Tire & Rubber Co/The (a)	27,781	373	Commercial Services - 1.50%
Johnson Controls Inc	77,045	2,588	Apollo Group Inc (a)	14,744	846
	$ 2,961		Automatic Data Processing Inc	57,902	2,511
Banks - 9.00%			DeVry Inc	7,101	443
Bank of America Corp	1,150,617	20,516	Equifax Inc	14,493	487
Bank of New York Mellon Corp/The	138,574	4,314	H&R Block Inc	38,485	705
BB&T Corp	79,217	2,633	Iron Mountain Inc	20,784	523
Capital One Financial Corp	52,220	2,267	Mastercard Inc	11,069	2,745
Citigroup Inc (a)	2,253,640	9,848	Monster Worldwide Inc (a)	14,406	251
Comerica Inc	19,960	838	Moody's Corp	22,552	557
Fifth Third Bancorp	91,190	1,360	Paychex Inc	36,892	1,129
First Horizon National Corp (a)	25,832	365	Quanta Services Inc (a)	24,093	485
Goldman Sachs Group Inc/The	60,358	8,764	Robert Half International Inc	17,045	467
Huntington Bancshares Inc/OH	82,165	556	RR Donnelley & Sons Co	23,567	506
JP Morgan Chase & Co	455,683	19,403	SAIC Inc (a)	34,965	609
KeyCorp	100,718	909	Total System Services Inc	22,621	362
M&T Bank Corp	9,528	832	Visa Inc	51,198	4,620
Marshall & Ilsley Corp	60,407	550	Washington Post Co/The	700	355
Morgan Stanley	160,353	4,846	Western Union Co/The	78,310	1,429
Northern Trust Corp	27,719	1,524		$ 19,030
PNC Financial Services Group Inc	59,294	3,985	Computers - 5.88%
Regions Financial Corp	136,790	1,209	Apple Inc (a)	104,005	27,158
State Street Corp	56,818	2,471	Cognizant Technology Solutions Corp (a)	34,129	1,747
SunTrust Banks Inc	57,273	1,695	Computer Sciences Corp (a)	17,619	923
US Bancorp	219,452	5,875	Dell Inc (a)	197,488	3,195
Wells Fargo & Co	594,202	19,674	EMC Corp/Massachusetts (a)	235,436	4,476
Zions Bancorporation	17,250	496	Hewlett-Packard Co	270,001	14,032
	$ 114,930		IBM Corp	148,989	19,220
Beverages - 2.37%			Lexmark International Inc (a)	8,958	332
Brown-Forman Corp	12,466	725	NetApp Inc (a)	39,529	1,370
Coca-Cola Co/The	264,385	14,131	SanDisk Corp (a)	26,233	1,046
Coca-Cola Enterprises Inc	36,652	1,016	Teradata Corp (a)	19,122	556
Constellation Brands Inc (a)	22,909	419	Western Digital Corp (a)	26,224	1,078
Dr Pepper Snapple Group Inc	29,146	954		$ 75,133
Molson Coors Brewing Co	18,171	806

See accompanying notes

183

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products - 0.42%			Electronics - 0.55%
Avery Dennison Corp	12,852 $	502	Agilent Technologies Inc (a)	40,009 $	1,451
Clorox Co	16,085	1,040	Amphenol Corp	19,869	918
Fortune Brands Inc	17,431	914	FLIR Systems Inc (a)	17,534	536
Kimberly-Clark Corp	47,748	2,925	Jabil Circuit Inc	22,146	339
	$ 5,381		PerkinElmer Inc	13,485	338
Cosmetics & Personal Care - 2.19%			Thermo Fisher Scientific Inc (a)	46,963	2,596
Avon Products Inc	49,031	1,585	Waters Corp (a)	10,734	773
Colgate-Palmolive Co	56,630	4,762		$ 6,951
Estee Lauder Cos Inc/The	13,556	894	Energy - Alternate Sources - 0.06%
Procter & Gamble Co	333,141	20,708	First Solar Inc (a)	5,572	800
	$ 27,949
Distribution & Wholesale - 0.19%			Engineering & Contruction - 0.14%
Fastenal Co	15,049	823	Fluor Corp	20,507	1,084
Genuine Parts Co	18,202	779	Jacobs Engineering Group Inc (a)	14,289	689
WW Grainger Inc	7,061	781		$ 1,773
	$ 2,383		Entertainment - 0.06%
Diversified Financial Services - 1.77%			International Game Technology	34,021	717
American Express Co	137,258	6,330
Ameriprise Financial Inc	29,305	1,359	Environmental Control - 0.28%
Charles Schwab Corp/The	112,127	2,163	Republic Services Inc	37,142	1,153
CME Group Inc	7,644	2,510	Stericycle Inc (a)	9,724	573
Discover Financial Services	62,349	964	Waste Management Inc	55,624	1,929
E*Trade Financial Corp (a)	219,787	369		$ 3,655
Federated Investors Inc	10,157	245	Food - 1.94%
Franklin Resources Inc	17,014	1,967	Campbell Soup Co	21,632	776
IntercontinentalExchange Inc (a)	8,442	985	ConAgra Foods Inc	50,856	1,244
Invesco Ltd	49,179	1,131	Dean Foods Co (a)	20,794	326
Janus Capital Group Inc	21,066	297	General Mills Inc	37,796	2,690
Legg Mason Inc	18,647	591	Hershey Co/The	19,083	897
NASDAQ OMX Group Inc/The (a)	16,975	356	HJ Heinz Co	36,271	1,700
NYSE Euronext	29,935	977	Hormel Foods Corp	7,971	325
SLM Corp (a)	55,617	681	JM Smucker Co/The	13,652	834
T Rowe Price Group Inc	29,705	1,708	Kellogg Co	29,245	1,607
	$ 22,633		Kraft Foods Inc	199,181	5,896
Electric - 2.96%			Kroger Co/The	74,539	1,657
AES Corp/The (a)	76,670	885	McCormick & Co Inc/MD	15,155	600
Allegheny Energy Inc	19,449	424	Safeway Inc	44,593	1,052
Ameren Corp	27,174	705	Sara Lee Corp	79,980	1,137
American Electric Power Co Inc	54,830	1,881	SUPERVALU Inc	24,316	362
CMS Energy Corp	26,354	429	Sysco Corp	67,962	2,144
Consolidated Edison Inc	32,269	1,459	Tyson Foods Inc	34,987	685
Constellation Energy Group Inc	23,064	815	Whole Foods Market Inc (a)	19,539	763
Dominion Resources Inc/VA	68,829	2,877		$ 24,695
DTE Energy Co	18,916	911	Forest Products & Paper - 0.30%
Duke Energy Corp	150,171	2,520	International Paper Co	49,674	1,328
Edison International	37,369	1,284	MeadWestvaco Corp	19,645	534
Entergy Corp	21,700	1,764	Plum Creek Timber Co Inc	18,674	743
Exelon Corp	75,686	3,299	Weyerhaeuser Co	24,242	1,201
FirstEnergy Corp	34,963	1,324		$ 3,806
FPL Group Inc	47,409	2,468	Gas - 0.22%
Integrys Energy Group Inc	8,777	435	CenterPoint Energy Inc	45,043	647
Northeast Utilities	20,125	559	Nicor Inc	5,188	226
NRG Energy Inc (a)	30,038	726	NiSource Inc	31,747	517
Pepco Holdings Inc	25,503	427	Sempra Energy	28,330	1,393
PG&E Corp	42,590	1,865		$ 2,783
Pinnacle West Capital Corp	12,314	460	Hand & Machine Tools - 0.11%
PPL Corp	43,248	1,071	Snap-On Inc	6,625	319
Progress Energy Inc	32,644	1,303	Stanley Black & Decker Inc	18,055	1,122
Public Service Enterprise Group Inc	58,030	1,865		$ 1,441
SCANA Corp	12,787	505	Healthcare - Products - 3.37%
Southern Co	94,092	3,252	Baxter International Inc	69,123	3,264
TECO Energy Inc	24,518	415	Becton Dickinson and Co	27,033	2,065
Wisconsin Energy Corp	13,408	704	Boston Scientific Corp (a)	173,346	1,193
Xcel Energy Inc	52,375	1,139	CareFusion Corp (a)	20,337	561
	$ 37,771		CR Bard Inc	10,971	949
Electrical Components & Equipment - 0.38%			DENTSPLY International Inc	16,880	619
Emerson Electric Co	86,301	4,508	Hospira Inc (a)	18,793	1,011
Molex Inc	15,549	348	Intuitive Surgical Inc (a)	4,466	1,610
	$ 4,856		Johnson & Johnson	315,631	20,295
			Medtronic Inc	126,698	5,535
See accompanying notes

184

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel (continued)
Patterson Cos Inc	10,701 $	342	Cliffs Natural Resources Inc	15,509 $	970
St Jude Medical Inc (a)	37,325	1,524	Nucor Corp	36,119	1,637
Stryker Corp	32,415	1,862	United States Steel Corp	16,444	899
Varian Medical Systems Inc (a)	14,214	801		$ 4,319
Zimmer Holdings Inc (a)	24,428	1,488	Leisure Products & Services - 0.23%
	$ 43,119		Carnival Corp	49,780	2,076
Healthcare - Services - 1.05%			Harley-Davidson Inc	26,873	909
Aetna Inc	49,433	1,461		$ 2,985
CIGNA Corp	31,537	1,011	Lodging - 0.27%
Coventry Health Care Inc (a)	16,977	403	Marriott International Inc/DE	29,196	1,073
DaVita Inc (a)	11,836	739	Starwood Hotels & Resorts Worldwide Inc	21,426	1,168
Humana Inc (a)	19,524	893	Wyndham Worldwide Corp	20,510	550
Laboratory Corp of America Holdings (a)	12,009	944	Wynn Resorts Ltd	7,919	699
Quest Diagnostics Inc	17,237	985		$ 3,490
Tenet Healthcare Corp (a)	49,667	310	Machinery - Construction & Mining - 0.38%
UnitedHealth Group Inc	132,763	4,024	Caterpillar Inc	71,652	4,879
WellPoint Inc (a)	50,916	2,739
	$ 13,509		Machinery - Diversified - 0.55%
Holding Companies - Diversified - 0.04%			Cummins Inc	23,095	1,668
Leucadia National Corp (a)	21,765	551	Deere & Co	48,631	2,909
			Flowserve Corp	6,406	734
Home Builders - 0.10%			Rockwell Automation Inc	16,374	994
DR Horton Inc	31,725	466	Roper Industries Inc	10,745	656
Lennar Corp	18,662	372		$ 6,961
Pulte Group Inc (a)	36,390	476	Media - 2.85%
	$ 1,314		CBS Corp	77,653	1,259
Home Furnishings - 0.09%			Comcast Corp - Class A	325,454	6,424
Harman International Industries Inc (a)	7,964	314	DIRECTV (a)	107,256	3,886
Whirlpool Corp	8,580	934	Discovery Communications Inc - A Shares (a)	32,520	1,258
	$ 1,248		Gannett Co Inc	27,224	463
Housewares - 0.04%			McGraw-Hill Cos Inc/The	36,208	1,221
Newell Rubbermaid Inc	31,862	544	Meredith Corp	4,211	152
			New York Times Co/The (a)	13,344	133
Insurance - 3.53%			News Corp - Class A	258,450	3,985
Aflac Inc	53,807	2,742	Scripps Networks Interactive	10,274	466
Allstate Corp/The	61,542	2,010	Time Warner Cable Inc	40,437	2,275
American International Group Inc (a)	15,475	602	Time Warner Inc	131,925	4,364
Aon Corp	30,606	1,300	Viacom Inc (a)	69,658	2,461
Assurant Inc	13,360	487	Walt Disney Co/The	222,452	8,195
Berkshire Hathaway Inc (a)	189,808	14,615		$ 36,542
Chubb Corp	37,686	1,993	Metal Fabrication & Hardware - 0.16%
Cincinnati Financial Corp	18,687	531	Precision Castparts Corp	16,250	2,086
Genworth Financial Inc (a)	56,094	927
Hartford Financial Services Group Inc	50,851	1,453	Mining - 0.74%
Lincoln National Corp	34,668	1,060	Alcoa Inc	117,020	1,573
Loews Corp	40,699	1,516	Freeport-McMoRan Copper & Gold Inc	49,383	3,730
Marsh & McLennan Cos Inc	61,039	1,478	Newmont Mining Corp	56,314	3,158
MetLife Inc	93,948	4,282	Titanium Metals Corp (a)	9,684	149
Progressive Corp/The	77,024	1,547	Vulcan Materials Co	14,490	830
Prudential Financial Inc	53,333	3,390		$ 9,440
Torchmark Corp	9,502	509	Miscellaneous Manufacturing - 3.61%
Travelers Cos Inc/The	58,904	2,989	3M Co	81,632	7,238
Unum Group	38,122	933	Danaher Corp	30,052	2,533
XL Capital Ltd	39,237	698	Dover Corp	21,369	1,116
	$ 45,062		Eastman Kodak Co (a)	30,812	189
Internet - 2.41%			Eaton Corp	18,970	1,464
Akamai Technologies Inc (a)	19,737	766	General Electric Co	1,223,771	23,080
Amazon.com Inc (a)	39,260	5,381	Honeywell International Inc	87,690	4,162
eBay Inc (a)	129,621	3,086	Illinois Tool Works Inc	44,370	2,267
Expedia Inc	24,251	573	ITT Corp	20,978	1,166
Google Inc (a)	27,718	14,564	Leggett & Platt Inc	17,027	418
McAfee Inc (a)	18,201	632	Pall Corp	13,461	525
Priceline.com Inc (a)	5,228	1,370	Parker Hannifin Corp	18,443	1,276
Symantec Corp (a)	92,471	1,551	Textron Inc	31,268	714
VeriSign Inc (a)	21,040	574		$ 46,148
Yahoo! Inc (a)	136,506	2,257	Office & Business Equipment - 0.18%
	$ 30,754		Pitney Bowes Inc	23,794	605
Iron & Steel - 0.35%			Xerox Corp	155,060	1,690
AK Steel Holding Corp	12,601	211		$ 2,295
Allegheny Technologies Inc	11,263	602

See accompanying notes

185

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas - 8.69%			Publicly Traded Investment Fund - 0.35%
Anadarko Petroleum Corp	56,494 $	3,512	iShares S&P 500 Index Fund/US	37,656 $	4,490
Apache Corp	38,600	3,928
Cabot Oil & Gas Corp	11,889	430	Real Estate - 0.04%
Chesapeake Energy Corp	74,765	1,779	CB Richard Ellis Group Inc (a)	31,005	537
Chevron Corp	230,347	18,759
ConocoPhillips	170,532	10,094	REITS - 1.20%
Denbury Resources Inc (a)	45,355	868	Apartment Investment & Management Co	13,435	301
Devon Energy Corp	51,246	3,450	AvalonBay Communities Inc	9,353	973
Diamond Offshore Drilling Inc	7,972	631	Boston Properties Inc	15,939	1,257
EOG Resources Inc	28,969	3,248	Equity Residential	32,331	1,464
EQT Corp	16,483	717	HCP Inc	33,702	1,083
Exxon Mobil Corp	541,505	36,741	Health Care REIT Inc	14,186	637
Helmerich & Payne Inc	12,125	492	Host Hotels & Resorts Inc	74,917	1,218
Hess Corp	33,403	2,123	Kimco Realty Corp	46,514	725
Marathon Oil Corp	81,195	2,610	ProLogis	54,389	716
Murphy Oil Corp	21,922	1,319	Public Storage Inc	15,562	1,508
Nabors Industries Ltd (a)	32,650	705	Simon Property Group Inc	33,260	2,961
Noble Energy Inc	20,008	1,529	Ventas Inc	17,973	849
Occidental Petroleum Corp	93,127	8,257	Vornado Realty Trust	18,082	1,507
Pioneer Natural Resources Co	13,253	850		$ 15,199
Questar Corp	20,031	960	Retail - 6.03%
Range Resources Corp	18,253	872	Abercrombie & Fitch Co	10,091	441
Rowan Cos Inc (a)	13,056	389	AutoNation Inc (a)	10,366	209
Southwestern Energy Co (a)	39,694	1,575	AutoZone Inc (a)	3,406	630
Sunoco Inc	13,413	439	Bed Bath & Beyond Inc (a)	30,051	1,381
Tesoro Corp	16,123	212	Best Buy Co Inc	39,316	1,793
Valero Energy Corp	64,781	1,347	Big Lots Inc (a)	9,481	362
XTO Energy Inc	66,907	3,179	Costco Wholesale Corp	50,389	2,977
	$ 111,015		CVS Caremark Corp	159,485	5,890
Oil & Gas Services - 1.64%			Darden Restaurants Inc	16,037	718
Baker Hughes Inc	49,251	2,450	Family Dollar Stores Inc	15,871	628
Cameron International Corp (a)	28,038	1,107	GameStop Corp (a)	17,513	426
FMC Technologies Inc (a)	13,991	947	Gap Inc/The	54,606	1,351
Halliburton Co	103,809	3,182	Home Depot Inc	195,028	6,874
National Oilwell Varco Inc	47,994	2,113	JC Penney Co Inc	27,066	789
Schlumberger Ltd	137,242	9,802	Kohl's Corp (a)	35,166	1,934
Smith International Inc	28,492	1,361	Lowe's Cos Inc	168,834	4,579
	$ 20,962		Ltd Brands Inc	30,681	822
Packaging & Containers - 0.19%			Macy's Inc	48,288	1,120
Ball Corp	10,791	574	McDonald's Corp	123,407	8,711
Bemis Co Inc	12,503	380	Nordstrom Inc	18,958	784
Owens-Illinois Inc (a)	19,338	686	Office Depot Inc (a)	31,511	216
Pactiv Corp (a)	15,178	386	O'Reilly Automotive Inc (a)	15,778	772
Sealed Air Corp	18,229	392	RadioShack Corp	14,364	309
	$ 2,418		Ross Stores Inc	14,208	796
Pharmaceuticals - 4.96%			Sears Holdings Corp (a)	5,567	673
Abbott Laboratories	178,080	9,111	Staples Inc	83,612	1,968
Allergan Inc/United States	35,270	2,246	Starbucks Corp	85,264	2,215
AmerisourceBergen Corp	32,388	999	Target Corp	86,286	4,907
Bristol-Myers Squibb Co	196,603	4,972	Tiffany & Co	14,274	692
Cardinal Health Inc	41,458	1,438	TJX Cos Inc	48,138	2,231
Cephalon Inc (a)	8,594	552	Urban Outfitters Inc (a)	14,881	558
Eli Lilly & Co	116,388	4,070	Walgreen Co	112,994	3,971
Express Scripts Inc (a)	31,575	3,162	Wal-Mart Stores Inc	244,723	13,129
Forest Laboratories Inc (a)	34,680	945	Yum! Brands Inc	53,823	2,283
King Pharmaceuticals Inc (a)	28,499	279		$ 77,139
McKesson Corp	30,898	2,003	Savings & Loans - 0.11%
Mead Johnson Nutrition Co	23,455	1,210	Hudson City Bancorp Inc	54,347	723
Medco Health Solutions Inc (a)	53,225	3,136	People's United Financial Inc	42,585	661
Merck & Co Inc	357,310	12,520		$ 1,384
Mylan Inc/PA (a)	35,174	775	Semiconductors - 2.44%
Pfizer Inc	925,628	15,477	Advanced Micro Devices Inc (a)	64,755	587
Watson Pharmaceuticals Inc (a)	12,223	523	Altera Corp	34,109	865
	$ 63,418		Analog Devices Inc	34,144	1,022
Pipelines - 0.38%			Applied Materials Inc	154,049	2,123
El Paso Corp	80,438	973	Broadcom Corp	49,453	1,706
Oneok Inc	12,099	595	Intel Corp	633,573	14,464
Spectra Energy Corp	74,263	1,733	KLA-Tencor Corp	19,736	672
Williams Cos Inc	66,936	1,580	Linear Technology Corp	25,636	771
	$ 4,881		LSI Corp (a)	75,301	453
			MEMC Electronic Materials Inc (a)	26,078	338

See accompanying notes

186

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Semiconductors (continued)				Amount
Microchip Technology Inc	21,131 $	617	REPURCHASE AGREEMENTS - 3.50%	(000's)	Value (000's)
Micron Technology Inc (a)	97,566	912	Banks - 3.50%
National Semiconductor Corp	27,276	403	Investment in Joint Trading Account; Bank of	$ 12,247	$ 12,247
Novellus Systems Inc (a)	10,996	288	America Repurchase Agreement; 0.19%
NVIDIA Corp (a)	63,644	1,001	dated 04/30/10 maturing 05/03/10
QLogic Corp (a)	13,064	253	(collateralized by US Treasury Notes;
Teradyne Inc (a)	20,328	249	$12,491,577; 0.00% - 4.63%; dated 06/25/10
Texas Instruments Inc	142,438	3,705	- 10/15/15)
Xilinx Inc	31,730	818	Investment in Joint Trading Account; Credit Suisse	7,966	7,966
	$ 31,247		Repurchase Agreement; 0.19% dated
Software - 4.01%			04/30/10 maturing 05/03/10 (collateralized by
Adobe Systems Inc (a)	60,114	2,019	Sovereign Agency Issues; $8,125,110; 0.00%
Autodesk Inc (a)	26,348	896	- 5.50%; dated 03/03/10 - 10/05/29)
BMC Software Inc (a)	20,946	825	Investment in Joint Trading Account; Deutsche	12,247	12,246
CA Inc	45,330	1,034	Bank Repurchase Agreement; 0.18% dated
Cerner Corp (a)	7,789	661	04/30/10 maturing 05/03/10 (collateralized by
Citrix Systems Inc (a)	21,084	991	Sovereign Agency Issues; $12,491,577;
Compuware Corp (a)	26,083	224	1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Dun & Bradstreet Corp	5,849	450	Investment in Joint Trading Account; Morgan	12,247	12,247
Electronic Arts Inc (a)	37,464	726	Stanley Repurchase Agreement; 0.18% dated
Fidelity National Information Services Inc	37,841	995	04/30/10 maturing 05/03/10 (collateralized by
Fiserv Inc (a)	17,470	893	Sovereign Agency Issues; $12,491,577;
Intuit Inc (a)	36,005	1,302	0.00% - 5.85%; dated 03/03/10 - 02/19/25)
Microsoft Corp	875,154	26,727			$ 44,706
Novell Inc (a)	39,946	224	TOTAL REPURCHASE AGREEMENTS		$ 44,706
Oracle Corp	448,313	11,584	Total Investments		$ 1,278,314
Red Hat Inc (a)	21,644	647	Liabilities in Excess of Other Assets, Net -
Salesforce.com Inc (a)	12,606	1,079	(0.04)%		$ (498)
	$ 51,277		TOTAL NET ASSETS - 100.00%		$ 1,277,816
Telecommunications - 5.27%
American Tower Corp (a)	46,184	1,885
AT&T Inc	676,936	17,641	(a) Non-Income Producing Security
CenturyTel Inc	34,359	1,172
Cisco Systems Inc (a)	656,700	17,678
Corning Inc	178,796	3,442	Unrealized Appreciation (Depreciation)
Frontier Communications Corp	35,822	285	The net federal income tax unrealized appreciation (depreciation) and federal tax
Harris Corp	15,003	773	cost of investments held as of the period end were as follows:
JDS Uniphase Corp (a)	25,635	333
Juniper Networks Inc (a)	60,265	1,712
MetroPCS Communications Inc (a)	29,936	228	Unrealized Appreciation		$ 205,351
Motorola Inc (a)	265,275	1,876	Unrealized Depreciation		(157,035)
			Net Unrealized Appreciation (Depreciation)		$ 48,316
Qualcomm Inc	192,756	7,467	Cost for federal income tax purposes		$ 1,229,998
Qwest Communications International Inc	170,662	893	All dollar amounts are shown in thousands (000's)
Sprint Nextel Corp (a)	341,486	1,451
Tellabs Inc	44,084	400	Portfolio Summary (unaudited)
Verizon Communications Inc	325,243	9,396	Sector		Percent
Windstream Corp	52,405	579	Consumer, Non-cyclical		20 .82%
	$ 67,211		Financial		19 .15%
Textiles - 0.03%			Technology		12 .51%
Cintas Corp	15,079	411	Energy		11 .00%
			Communications		10 .69%
Toys, Games & Hobbies - 0.12%			Industrial		10 .48%
Hasbro Inc	14,077	540	Consumer, Cyclical		8 .55%
Mattel Inc	41,710	961	Basic Materials		3 .27%
	$ 1,501		Utilities		3 .18%
Transportation - 1.80%			Exchange Traded Funds		0 .35%
CH Robinson Worldwide Inc	19,104	1,152	Diversified		0 .04%
CSX Corp	44,735	2,507	Liabilities in Excess of Other Assets, Net		(0 .04)%
Expeditors International of Washington Inc	24,329	991	TOTAL NET ASSETS		100.00%
FedEx Corp	35,890	3,231
Norfolk Southern Corp	42,397	2,516	Other Assets Summary (unaudited)
Ryder System Inc	6,126	285
Union Pacific Corp	57,954	4,385	Asset Type		Percent
United Parcel Service Inc	113,875	7,873	Futures		3 .45%
	$ 22,940
TOTAL COMMON STOCKS	$ 1,233,608

See accompanying notes

187

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	149 $	43,327	$ 44,082	$ 755
					$ 755
All dollar amounts are shown in thousands (000's)

See accompanying notes

188

Schedule of Investments LargeCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.75%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 2.16%			Gas (continued)
Interpublic Group of Cos Inc (a)	1,469,192 $	13,091	Southern Union Co	338,099 $	8,834
Omnicom Group Inc	302,042	12,885		$ 23,776
	$ 25,976		Healthcare - Products - 1.69%
Automobile Manufacturers - 1.29%			CareFusion Corp (a)	370,430	10,216
Ford Motor Co (a)	1,194,571	15,553	Hologic Inc (a)	564,960	10,096
				$ 20,312
Banks - 14.10%			Healthcare - Services - 1.41%
Bank of America Corp	1,694,024	30,204	UnitedHealth Group Inc	557,949	16,911
Citigroup Inc (a)	1,262,226	5,516
Comerica Inc	185,675	7,798	Insurance - 5.79%
Commerce Bancshares Inc	148,240	6,140	Chubb Corp	285,511	15,095
Goldman Sachs Group Inc/The	105,134	15,266	Endurance Specialty Holdings Ltd	188,992	6,964
JP Morgan Chase & Co	463,032	19,716	Travelers Cos Inc/The	380,938	19,329
M&T Bank Corp	61,553	5,377	Unitrin Inc	383,480	11,217
PNC Financial Services Group Inc	296,558	19,932	Unum Group	696,095	17,033
US Bancorp	754,461	20,197		$ 69,638
Wells Fargo & Co	1,191,044	39,435	Internet - 0.70%
	$ 169,581		AOL Inc (a)	361,637	8,448
Chemicals - 2.19%
Ashland Inc	210,724	12,551	Media - 1.97%
Lubrizol Corp	153,128	13,833	DISH Network Corp	261,722	5,797
	$ 26,384		Gannett Co Inc	615,663	10,479
Coal - 0.81%			News Corp - Class A	479,850	7,399
Arch Coal Inc	360,033	9,721		$ 23,675
			Metal Fabrication & Hardware - 1.41%
Commercial Services - 0.75%			Timken Co	482,267	16,966
Equifax Inc	267,431	8,986
			Mining - 1.11%
Computers - 3.18%			Freeport-McMoRan Copper & Gold Inc	176,454	13,328
EMC Corp/Massachusetts (a)	1,120,298	21,297
Hewlett-Packard Co	326,990	16,994	Miscellaneous Manufacturing - 5.96%
	$ 38,291		Carlisle Cos Inc	61,108	2,306
Consumer Products - 0.70%			General Electric Co	2,837,495	53,515
Kimberly-Clark Corp	138,267	8,470	Illinois Tool Works Inc	310,399	15,861
				$ 71,682
Distribution & Wholesale - 0.47%			Office & Business Equipment - 1.43%
WESCO International Inc (a)	139,432	5,664	Xerox Corp	1,583,409	17,259

Diversified Financial Services - 4.65%			Oil & Gas - 10.04%
American Express Co	388,085	17,899	Chevron Corp	132,871	10,821
Ameriprise Financial Inc	369,180	17,115	Ensco PLC ADR	194,582	9,180
Discover Financial Services	446,520	6,903	Exxon Mobil Corp (b)	697,065	47,296
NASDAQ OMX Group Inc/The (a)	669,779	14,065	Hess Corp	241,903	15,373
	$ 55,982		Occidental Petroleum Corp	235,829	20,908
Electric - 5.36%			Whiting Petroleum Corp (a)	48,499	4,381
CMS Energy Corp	590,634	9,604	XTO Energy Inc	270,449	12,852
DTE Energy Co	284,031	13,682		$ 120,811
Edison International	389,789	13,397	Oil & Gas Services - 2.95%
Entergy Corp	148,103	12,039	Halliburton Co	363,902	11,154
Integrys Energy Group Inc	194,868	9,667	National Oilwell Varco Inc	337,401	14,856
Xcel Energy Inc	280,097	6,092	Oil States International Inc (a)	198,103	9,570
	$ 64,481			$ 35,580
Electronics - 1.59%			Pharmaceuticals - 5.66%
Garmin Ltd	151,979	5,681	AmerisourceBergen Corp	307,922	9,499
Thomas & Betts Corp (a)	320,256	13,432	Bristol-Myers Squibb Co	600,723	15,192
	$ 19,113		Cardinal Health Inc	425,622	14,765
Engineering & Contruction - 0.86%			Endo Pharmaceuticals Holdings Inc (a)	469,586	10,284
Jacobs Engineering Group Inc (a)	215,593	10,396	Forest Laboratories Inc (a)	342,063	9,325
			Pfizer Inc (b)	534,892	8,943
Food - 2.12%				$ 68,008
Del Monte Foods Co	802,466	11,989	Pipelines - 2.26%
Tyson Foods Inc	686,600	13,451	El Paso Corp	933,005	11,290
	$ 25,440		Williams Cos Inc	670,914	15,840
Forest Products & Paper - 1.25%				$ 27,130
International Paper Co	563,955	15,080	REITS - 1.77%
			Mack-Cali Realty Corp	318,531	10,945
Gas - 1.98%			Ventas Inc	217,761	10,285
AGL Resources Inc	245,287	9,691		$ 21,230
Energen Corp	107,439	5,251	Retail - 4.30%
			Best Buy Co Inc	230,135	10,494

See accompanying notes

Schedule of Investments LargeCap Value Fund April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	27 .50%
Retail (continued)
Big Lots Inc (a)	179,066 $	6,840	Energy	16 .06%
			Consumer, Non-cyclical	12 .33%
Gap Inc/The	492,694	12,184	Industrial	9 .82%
Starbucks Corp	370,174	9,617
Wal-Mart Stores Inc	236,861	12,708	Communications	9 .17%
			Utilities	7 .34%
		$ 51,843	Consumer, Cyclical	6 .83%
Semiconductors - 0.73%			Technology	5 .34%
Intel Corp	387,108	8,838	Basic Materials	4 .55%
			Other Assets in Excess of Liabilities, Net	1 .06%
Telecommunications - 4.34%			TOTAL NET ASSETS	100.00%
Amdocs Ltd (a)	275,677	8,805
AT&T Inc	1,219,475	31,779
Qwest Communications International Inc	2,239,690	11,714	Other Assets Summary (unaudited)
		$ 52,298	Asset Type	Percent
Toys, Games & Hobbies - 0.77%			Futures	1 .18%
Mattel Inc	402,754	9,284

TOTAL COMMON STOCKS		$ 1,176,135
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.19%	(000's)	Value (000's)
Banks - 1.19%
Investment in Joint Trading Account; Bank of	$ 3,935	$ 3,935
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$4,014,104; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	2,560	2,560
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $2,610,962; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	3,935	3,936
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $4,014,104; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	3,935	3,935
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $4,014,104; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 14,366
TOTAL REPURCHASE AGREEMENTS		$ 14,366
Total Investments		$ 1,190,501
Other Assets in Excess of Liabilities, Net -
1.06%		$ 12,765
TOTAL NET ASSETS - 100.00%		$ 1,203,266

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $4,008 or 0.33% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 103,789
Unrealized Depreciation	(20,896)
Net Unrealized Appreciation (Depreciation)	$ 82,893
Cost for federal income tax purposes	$ 1,107,608
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500 eMini; June 2010	Long	65 $	3,861	$ 3,846	$ (15)
S&P 500; June 2010	Long	35	9,998	10,355	357
					$ 342
All dollar amounts are shown in thousands (000's)

See accompanying notes

191

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS - 97.05%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.03%			Beverages - 0.57%
Interpublic Group of Cos Inc (a)	61,282 $	546	Brown-Forman Corp	1,950 $	113
			Coca-Cola Co/The	45,473	2,430
Aerospace & Defense - 1.94%			Constellation Brands Inc (a)	363,356	6,639
Boeing Co/The	167,935	12,164	Dr Pepper Snapple Group Inc	23,301	763
General Dynamics Corp	27,571	2,105	Molson Coors Brewing Co	15,448	685
L-3 Communications Holdings Inc	10,269	961		$ 10,630
Northrop Grumman Corp	98,503	6,681	Biotechnology - 0.01%
Raytheon Co	237,992	13,875	Life Technologies Corp (a)	2,563	140
Spirit Aerosystems Holdings Inc (a)	9,114	202
United Technologies Corp	8,787	659	Chemicals - 1.29%
	$ 36,647		Air Products & Chemicals Inc	12,181	935
Agriculture - 1.88%			Albemarle Corp	11,034	504
Altria Group Inc	330,700	7,008	Ashland Inc	9,236	550
Archer-Daniels-Midland Co	134,139	3,747	Cabot Corp	8,376	272
Bunge Ltd	76,383	4,045	CF Industries Holdings Inc	1,455	122
Lorillard Inc	2,335	183	Cytec Industries Inc	6,044	290
Philip Morris International Inc	267,951	13,151	Dow Chemical Co/The	98,633	3,041
Reynolds American Inc	138,881	7,419	Eastman Chemical Co	9,307	623
	$ 35,553		EI du Pont de Nemours & Co	390,788	15,569
Airlines - 0.28%			FMC Corp	1,384	88
Delta Air Lines Inc (a)	364,700	4,406	Huntsman Corp	20,772	237
Southwest Airlines Co	65,645	865	International Flavors & Fragrances Inc	632	32
	$ 5,271		Lubrizol Corp	1,096	99
Apparel - 0.87%			PPG Industries Inc	14,580	1,026
Jones Apparel Group Inc	298,900	6,504	RPM International Inc	7,782	172
Nike Inc	118,630	9,005	Sherwin-Williams Co/The	1,840	144
Polo Ralph Lauren Corp	454	41	Valspar Corp	12,842	402
VF Corp	8,787	759		$ 24,106
	$ 16,309		Coal - 0.03%
Automobile Manufacturers - 0.68%			Arch Coal Inc	20,812	562
Ford Motor Co (a)	953,475	12,414	Massey Energy Co	2,480	91
Oshkosh Corp (a)	11,452	442		$ 653
	$ 12,856		Commercial Services - 0.38%
Automobile Parts & Equipment - 0.27%			Career Education Corp (a)	759	22
Autoliv Inc (a)	10,897	597	Convergys Corp (a)	10,907	138
Johnson Controls Inc	26,233	881	Corrections Corp of America (a)	13,072	271
TRW Automotive Holdings Corp (a)	114,173	3,677	Education Management Corp (a)	1,086	24
	$ 5,155		Equifax Inc	3,526	118
			Hertz Global Holdings Inc (a)	338,200	4,890
Banks - 13.23%
BancorpSouth Inc	10,672	236	Hillenbrand Inc	4,878	120
Bank of America Corp	3,271,893	58,338	Interactive Data Corp	2,482	83
			KAR Auction Services Inc (a)	1,314	20
Bank of Hawaii Corp	6,121	324	Quanta Services Inc (a)	26,943	542
Bank of New York Mellon Corp/The	73,186	2,279
BB&T Corp	231,785	7,704	RR Donnelley & Sons Co	19,505	419
			SAIC Inc (a)	13,185	230
BOK Financial Corp	1,713	93
Capital One Financial Corp	29,964	1,301	Service Corp International/US	32,147	289
Citigroup Inc (a)	2,764,697	12,082	Total System Services Inc	5,783	93
			Verisk Analytics Inc (a)	3,148	88
City National Corp/CA	5,519	344
Comerica Inc	75,976	3,191	Weight Watchers International Inc	3,863	103
Commerce Bancshares Inc	5,313	220		$ 7,450
Cullen/Frost Bankers Inc	6,622	393	Computers - 2.86%
Deutsche Bank AG	66,100	4,540	Accenture PLC - Class A	38,100	1,663
Fifth Third Bancorp	61,628	919	Brocade Communications Systems Inc (a)	36,570	237
First Citizens BancShares Inc/NC	773	159	Computer Sciences Corp (a)	13,041	683
First Horizon National Corp (a)	28,959	410	Dell Inc (a)	302,800	4,899
Fulton Financial Corp	22,491	236	Diebold Inc	1,175	37
Goldman Sachs Group Inc/The	140,029	20,332	DST Systems Inc	660	28
JP Morgan Chase & Co	1,234,791	52,577	EMC Corp/Massachusetts (a)	587,683	11,172
KeyCorp	68,079	614	Hewlett-Packard Co	174,730	9,081
M&T Bank Corp	9,762	853	IBM Corp	67,449	8,701
Morgan Stanley	353,582	10,685	Lexmark International Inc (a)	10,002	371
PNC Financial Services Group Inc	45,238	3,041	Seagate Technology (a)	194,130	3,566
Regions Financial Corp	89,504	791	Synopsys Inc (a)	6,887	156
State Street Corp	17,867	777	Teradata Corp (a)	4,095	119
SunTrust Banks Inc	38,650	1,144	Western Digital Corp (a)	318,324	13,080
TCF Financial Corp	18,269	341		$ 53,793
US Bancorp	396,772	10,621	Consumer Products - 0.22%
Wells Fargo & Co	1,652,949	54,729	Clorox Co	2,013	130
	$ 249,274		Fortune Brands Inc	22,365	1,172
			Jarden Corp	11,256	362

See accompanying notes

192

Schedule of Investments LargeCap Value Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electronics (continued)
Kimberly-Clark Corp	40,296 $	2,469	Jabil Circuit Inc	12,068 $	185
	$ 4,133		Tech Data Corp (a)	6,436	276
Cosmetics & Personal Care - 0.75%			Thermo Fisher Scientific Inc (a)	34,670	1,917
Alberto-Culver Co	1,631	47	Thomas & Betts Corp (a)	4,617	194
Procter & Gamble Co	226,105	14,055	Tyco Electronics Ltd	244,900	7,866
	$ 14,102		Vishay Intertechnology Inc (a)	18,808	196
Distribution & Wholesale - 0.07%				$ 18,700
Genuine Parts Co	20,423	874	Energy - Alternate Sources - 0.02%
Ingram Micro Inc (a)	20,738	377	Covanta Holding Corp (a)	16,519	289
WESCO International Inc (a)	2,566	104
	$ 1,355		Engineering & Contruction - 0.05%
Diversified Financial Services - 2.43%			KBR Inc	20,557	454
American Express Co	76,594	3,533	Shaw Group Inc/The (a)	2,228	85
AmeriCredit Corp (a)	8,017	192	URS Corp (a)	9,326	479
Ameriprise Financial Inc	320,398	14,854		$ 1,018
BlackRock Inc	46,092	8,481	Entertainment - 0.01%
CME Group Inc	5,777	1,897	International Game Technology	6,377	134
Discover Financial Services	49,942	772	Regal Entertainment Group	4,983	85
Federated Investors Inc	842	20		$ 219
Franklin Resources Inc	125,618	14,526	Environmental Control - 0.06%
Invesco Ltd	35,639	820	Republic Services Inc	28,320	879
Investment Technology Group Inc (a)	5,098	89	Waste Connections Inc (a)	2,740	98
NASDAQ OMX Group Inc/The (a)	9,643	203	Waste Management Inc	6,490	225
Raymond James Financial Inc	12,606	386		$ 1,202
	$ 45,773		Food - 2.62%
Electric - 3.07%			Campbell Soup Co	8,096	290
AES Corp/The (a)	16,565	191	ConAgra Foods Inc	233,553	5,715
Allegheny Energy Inc	8,486	185	Dean Foods Co (a)	90,800	1,426
Ameren Corp	30,275	786	Del Monte Foods Co	25,333	378
American Electric Power Co Inc	42,384	1,454	General Mills Inc	17,757	1,264
CMS Energy Corp	29,212	475	Hershey Co/The	8,222	387
Consolidated Edison Inc	24,392	1,103	HJ Heinz Co	7,654	359
Constellation Energy Group Inc	90,843	3,212	Hormel Foods Corp	8,053	328
Dominion Resources Inc/VA	463,043	19,355	JM Smucker Co/The	11,011	672
DPL Inc	12,970	365	Kraft Foods Inc	312,921	9,262
DTE Energy Co	14,565	702	Safeway Inc	275,539	6,503
Duke Energy Corp	99,119	1,663	Sara Lee Corp	210,239	2,990
Edison International	132,262	4,545	Smithfield Foods Inc (a)	118,800	2,227
Entergy Corp	17,430	1,417	SUPERVALU Inc	182,000	2,712
Exelon Corp	53,467	2,331	Sysco Corp	275,500	8,689
FirstEnergy Corp	27,096	1,026	Tyson Foods Inc	306,646	6,007
FPL Group Inc	27,664	1,440	Whole Foods Market Inc (a)	2,751	107
Integrys Energy Group Inc	7,635	379		$ 49,316
MDU Resources Group Inc	23,564	500	Forest Products & Paper - 0.16%
Northeast Utilities	22,433	623	International Paper Co	38,313	1,024
NV Energy Inc	17,206	215	MeadWestvaco Corp	21,919	596
OGE Energy Corp	12,304	509	Plum Creek Timber Co Inc	13,411	534
Pepco Holdings Inc	349,132	5,844	Weyerhaeuser Co	16,378	811
PG&E Corp	32,743	1,434		$ 2,965
Pinnacle West Capital Corp	12,950	484	Gas - 0.47%
Progress Energy Inc	24,802	990	AGL Resources Inc	9,883	390
Public Service Enterprise Group Inc	44,980	1,445	Atmos Energy Corp	11,785	349
SCANA Corp	15,688	619	CenterPoint Energy Inc	7,988	115
Southern Co	60,251	2,082	Energen Corp	9,183	449
TECO Energy Inc	27,415	464	National Fuel Gas Co	9,065	472
Westar Energy Inc	13,920	330	NiSource Inc	324,473	5,289
Wisconsin Energy Corp	14,977	786	Sempra Energy	21,717	1,068
Xcel Energy Inc	40,507	881	Southern Union Co	14,253	372
	$ 57,835		UGI Corp	13,871	381
Electrical Components & Equipment - 0.05%				$ 8,885
Energizer Holdings Inc (a)	1,438	88	Hand & Machine Tools - 0.08%
General Cable Corp (a)	6,650	190	Lincoln Electric Holdings Inc	5,446	326
Hubbell Inc	6,757	314	Snap-On Inc	5,359	258
Molex Inc	15,419	346	Stanley Black & Decker Inc	13,523	841
	$ 938			$ 1,425
Electronics - 0.99%			Healthcare - Products - 1.81%
Arrow Electronics Inc (a)	8,963	274	Baxter International Inc	144,900	6,842
Avnet Inc (a)	12,866	411	Boston Scientific Corp (a)	74,709	514
AVX Corp	5,454	84	Cooper Cos Inc/The	5,782	225
Garmin Ltd	195,210	7,297	Covidien PLC	166,517	7,991

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Insurance (continued)
Hospira Inc (a)	17,000 $	914	WR Berkley Corp	11,567 $	312
Johnson & Johnson	256,473	16,492	XL Capital Ltd	244,200	4,347
Kinetic Concepts Inc (a)	5,118	222		$ 87,906
Zimmer Holdings Inc (a)	15,611	951	Internet - 0.66%
	$ 34,151		AOL Inc (a)	82,915	1,937
Healthcare - Services - 0.79%			eBay Inc (a)	400,372	9,533
Aetna Inc	124,739	3,686	Expedia Inc	2,361	56
CIGNA Corp	19,763	634	IAC/InterActiveCorp (a)	6,087	136
Community Health Systems Inc (a)	15,100	617	Liberty Media Corp - Interactive (a)	51,763	796
Coventry Health Care Inc (a)	13,651	324		$ 12,458
Health Net Inc (a)	13,372	294	Iron & Steel - 0.86%
Humana Inc (a)	13,754	629	AK Steel Holding Corp	124,800	2,090
LifePoint Hospitals Inc (a)	7,000	267	Carpenter Technology Corp	5,673	223
Lincare Holdings Inc (a)	1,683	79	Cliffs Natural Resources Inc	10,497	656
Mednax Inc (a)	3,972	218	Nucor Corp	211,153	9,570
UnitedHealth Group Inc	200,985	6,092	Reliance Steel & Aluminum Co	8,061	393
WellPoint Inc (a)	38,406	2,066	Schnitzer Steel Industries Inc	646	35
	$ 14,906		Steel Dynamics Inc	177,561	2,789
Home Builders - 0.55%			United States Steel Corp	11,102	607
DR Horton Inc	196,100	2,881		$ 16,363
NVR Inc (a)	5,851	4,201	Leisure Products & Services - 0.35%
Pulte Group Inc (a)	255,000	3,338	Carnival Corp	18,539	773
	$ 10,420		Harley-Davidson Inc	18,051	611
Home Furnishings - 0.21%			Royal Caribbean Cruises Ltd (a)	144,800	5,190
Whirlpool Corp	36,862	4,013		$ 6,574
			Lodging - 0.10%
Housewares - 0.03%			Choice Hotels International Inc	2,657	97
Newell Rubbermaid Inc	29,800	509	Marriott International Inc/DE	20,306	746
			Starwood Hotels & Resorts Worldwide Inc	13,465	734
Insurance - 4.66%			Wyndham Worldwide Corp	12,730	341
ACE Ltd	264,661	14,077		$ 1,918
Allied World Assurance Co Holdings Ltd	6,343	276	Machinery - Construction & Mining - 0.12%
Allstate Corp/The	93,857	3,066	Bucyrus International Inc	8,076	509
American Financial Group Inc/OH	11,015	324	Caterpillar Inc	23,167	1,577
Aon Corp	21,316	905	Joy Global Inc	1,611	92
Arch Capital Group Ltd (a)	5,876	444		$ 2,178
Arthur J Gallagher & Co	1,042	27	Machinery - Diversified - 1.59%
Aspen Insurance Holdings Ltd	10,623	287	Cummins Inc	133,417	9,637
Assurant Inc	15,085	550	Deere & Co	314,012	18,784
Axis Capital Holdings Ltd	12,117	378	Gardner Denver Inc	6,650	335
Chubb Corp	50,974	2,695	IDEX Corp	4,236	142
Cincinnati Financial Corp	18,534	526	Manitowoc Co Inc/The	16,698	234
CNA Financial Corp (a)	2,081	59
			Rockwell Automation Inc	11,249	683
Endurance Specialty Holdings Ltd	4,192	154		$ 29,815
Everest Re Group Ltd	7,886	604	Media - 5.33%
Fidelity National Financial Inc	25,798	392	Cablevision Systems Corp	30,050	825
First American Corp	12,739	440	CBS Corp	322,748	5,232
Genworth Financial Inc (a)	36,114	597
			Comcast Corp - Class A	1,114,913	22,009
Hanover Insurance Group Inc/The	5,607	252	DIRECTV (a)	415,975	15,071
Hartford Financial Services Group Inc	34,166	976	Discovery Communications Inc - C Shares (a)	2,522	84
HCC Insurance Holdings Inc	14,370	391	DISH Network Corp	25,749	570
Loews Corp	30,276	1,128	Gannett Co Inc	29,775	507
Marsh & McLennan Cos Inc	44,659	1,082	Liberty Global Inc - A Shares (a)	20,620	565
Mercury General Corp	3,418	154	Meredith Corp	4,338	156
MetLife Inc	411,336	18,748	New York Times Co/The (a)	12,382	123
OneBeacon Insurance Group Ltd	3,314	54	News Corp - Class A	750,553	11,573
PartnerRe Ltd	10,578	821	Scripps Networks Interactive	4,550	207
Progressive Corp/The	56,505	1,135	Time Warner Cable Inc	212,369	11,945
Protective Life Corp	10,961	264	Time Warner Inc	453,135	14,990
Prudential Financial Inc	20,473	1,301	Viacom Inc (a)	46,784	1,653
Reinsurance Group of America Inc	8,595	444	Walt Disney Co/The	403,484	14,864
RenaissanceRe Holdings Ltd	7,983	447		$ 100,374
StanCorp Financial Group Inc	6,278	282
Symetra Financial Corp	2,916	39	Metal Fabrication & Hardware - 0.02%
Torchmark Corp	10,598	568	Timken Co	12,401	436
Transatlantic Holdings Inc	3,492	174
Travelers Cos Inc/The	483,298	24,523	Mining - 0.51%
Unitrin Inc	5,393	158	Alcoa Inc	40,542	545
Unum Group	170,683	4,177	Compass Minerals International Inc	1,933	146
Validus Holdings Ltd	10,335	264	Freeport-McMoRan Copper & Gold Inc	109,142	8,243
Wesco Financial Corp	170	64	Royal Gold Inc	3,972	203

See accompanying notes

194

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Mining (continued)			Oil & Gas Services (continued)
Southern Copper Corp	5,951 $	182	SEACOR Holdings Inc (a)	2,905 $	245
Titanium Metals Corp (a)	10,903	168	Smith International Inc	12,906	616
	$ 9,487			$ 18,733
Miscellaneous Manufacturing - 6.40%			Packaging & Containers - 0.13%
Aptargroup Inc	8,678	374	Ball Corp	4,211	224
Carlisle Cos Inc	5,721	216	Bemis Co Inc	13,831	421
Crane Co	3,065	110	Greif Inc	4,255	252
Danaher Corp	8,611	726	Owens-Illinois Inc (a)	3,986	141
Dover Corp	6,959	363	Packaging Corp of America	11,829	292
Eaton Corp	56,190	4,336	Pactiv Corp (a)	3,061	78
General Electric Co	3,260,165	61,487	Sealed Air Corp	20,317	437
Harsco Corp	2,776	86	Sonoco Products Co	12,784	423
Honeywell International Inc	359,100	17,046	Temple-Inland Inc	13,642	318
Illinois Tool Works Inc	39,556	2,021		$ 2,586
Ingersoll-Rand PLC	291,500	10,780	Pharmaceuticals - 5.19%
ITT Corp	172,763	9,600	AmerisourceBergen Corp	4,525	140
Leggett & Platt Inc	7,205	177	Bristol-Myers Squibb Co	400,647	10,132
Parker Hannifin Corp	85,344	5,904	Cardinal Health Inc	32,473	1,126
SPX Corp	42,409	2,964	Eli Lilly & Co	37,381	1,307
Textron Inc	121,200	2,768	Endo Pharmaceuticals Holdings Inc (a)	15,007	329
Tyco International Ltd	39,900	1,548	Forest Laboratories Inc (a)	27,204	742
	$ 120,506		King Pharmaceuticals Inc (a)	31,937	313
Office & Business Equipment - 0.09%			McKesson Corp	12,482	809
Pitney Bowes Inc	26,440	671	Mead Johnson Nutrition Co	13,071	674
Xerox Corp	89,697	978	Merck & Co Inc	697,655	24,445
	$ 1,649		Mylan Inc/PA (a)	162,800	3,587
Oil & Gas - 15.03%			NBTY Inc (a)	2,133	87
Anadarko Petroleum Corp	239,562	14,892	Pfizer Inc	2,751,186	46,000
Apache Corp	200,044	20,356	Teva Pharmaceutical Industries Ltd ADR	136,900	8,040
Atwood Oceanics Inc (a)	1,164	42		$ 97,731
Chesapeake Energy Corp	267,520	6,367	Pipelines - 0.23%
Chevron Corp	631,191	51,404	El Paso Corp	64,837	785
Cimarex Energy Co	130,100	8,857	Oneok Inc	13,488	663
Concho Resources Inc/Midland TX (a)	10,470	595	Spectra Energy Corp	63,903	1,491
ConocoPhillips	421,394	24,943	Williams Cos Inc	57,478	1,357
Denbury Resources Inc (a)	30,556	585		$ 4,296
Devon Energy Corp	208,332	14,027	Real Estate - 0.02%
Ensco PLC ADR	97,700	4,610	Jones Lang LaSalle Inc	5,352	422
EOG Resources Inc	19,275	2,161
EQT Corp	302,200	13,143	REITS - 0.94%
Exxon Mobil Corp	787,347	53,421	Alexandria Real Estate Equities Inc	4,447	315
Forest Oil Corp (a)	186,600	5,467	AMB Property Corp	18,730	522
Helmerich & Payne Inc	9,291	377	Annaly Capital Management Inc	47,337	802
Hess Corp	28,773	1,828	Apartment Investment & Management Co	15,001	336
Marathon Oil Corp	70,126	2,255	AvalonBay Communities Inc	6,958	724
Murphy Oil Corp	18,902	1,137	Boston Properties Inc	12,048	950
Nabors Industries Ltd (a)	36,256	782	Brandywine Realty Trust	16,467	210
Newfield Exploration Co (a)	113,275	6,592	BRE Properties Inc	6,959	291
Nexen Inc	239,700	5,820	Camden Property Trust	8,542	414
Noble Corp	73,100	2,887	Chimera Investment Corp	85,871	350
Noble Energy Inc	13,430	1,026	Corporate Office Properties Trust SBI MD	7,347	297
Occidental Petroleum Corp	237,239	21,034	Douglas Emmett Inc	15,536	260
Pioneer Natural Resources Co	11,296	724	Equity Residential	23,815	1,078
Pride International Inc (a)	11,852	359	Essex Property Trust Inc	3,732	395
Questar Corp	13,404	643	Federal Realty Investment Trust	6,586	510
Rowan Cos Inc (a)	99,736	2,972	HCP Inc	22,977	738
Tesoro Corp	10,511	138	Health Care REIT Inc	7,630	343
Transocean Ltd (a)	54,200	3,927	Hospitality Properties Trust	15,644	414
Unit Corp (a)	5,229	250	Host Hotels & Resorts Inc	56,877	925
Valero Energy Corp	303,507	6,310	HRPT Properties Trust	33,274	261
Whiting Petroleum Corp (a)	6,513	588	Kimco Realty Corp	51,949	810
XTO Energy Inc	57,437	2,729	Liberty Property Trust	14,302	484
	$ 283,248		Macerich Co/The	12,547	561
Oil & Gas Services - 1.00%			Mack-Cali Realty Corp	10,022	344
Baker Hughes Inc	30,704	1,528	Nationwide Health Properties Inc	3,614	126
Cameron International Corp (a)	2,463	97	Piedmont Office Realty Trust Inc	5,807	116
Halliburton Co	69,081	2,117	Realty Income Corp	13,361	438
Helix Energy Solutions Group Inc (a)	13,320	194	Senior Housing Properties Trust	16,262	366
National Oilwell Varco Inc	227,931	10,036	Simon Property Group Inc	12,038	1,072
Oil States International Inc (a)	6,353	307	SL Green Realty Corp	9,840	612
Schlumberger Ltd	50,303	3,593	Taubman Centers Inc	6,801	295

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
REITS (continued)			Telecommunications (continued)
UDR Inc	19,274 $	391	CommScope Inc (a)	11,991 $	391
Ventas Inc	13,611	643	Corning Inc	661,300	12,730
Vornado Realty Trust	11,845	987	Crown Castle International Corp (a)	14,444	547
Weingarten Realty Investors	13,376	309	EchoStar Holding Corp (a)	4,853	93
	$ 17,689		Frontier Communications Corp	22,609	180
Retail - 4.47%			Harris Corp	3,677	189
Abercrombie & Fitch Co	5,661	247	Motorola Inc (a)	1,608,536	11,372
AutoNation Inc (a)	8,419	170	NII Holdings Inc (a)	20,111	853
Barnes & Noble Inc	3,770	83	Nokia OYJ ADR	445,500	5,417
Big Lots Inc (a)	9,403	359	Qwest Communications International Inc	127,497	667
CarMax Inc (a)	8,189	201	Sprint Nextel Corp (a)	2,042,362	8,680
Chico's FAS Inc	1,569	23	Tellabs Inc	50,696	460
CVS Caremark Corp	310,439	11,465	Verizon Communications Inc	295,956	8,551
Dollar General Corp (a)	1,596	46	Vodafone Group PLC ADR	99,700	2,213
Foot Locker Inc	198,527	3,048	Windstream Corp	31,202	345
GameStop Corp (a)	2,843	69			$ 116,205
Gap Inc/The	794,965	19,660	Textiles - 0.04%
Home Depot Inc	223,817	7,890	Cintas Corp	13,803	376
JC Penney Co Inc	19,312	563	Mohawk Industries Inc (a)	7,121	454
Kohl's Corp (a)	2,459	135			$ 830
Lowe's Cos Inc	87,035	2,360	Toys, Games & Hobbies - 0.03%
Ltd Brands Inc	197,703	5,298	Hasbro Inc	6,474	248
Macy's Inc	392,420	9,104	Mattel Inc	10,286	237
Office Depot Inc (a)	603,100	4,137			$ 485
Penske Auto Group Inc (a)	3,464	52	Transportation - 1.35%
Phillips-Van Heusen Corp	2,330	147	CSX Corp	34,493	1,934
RadioShack Corp	13,930	300	FedEx Corp	119,974	10,799
Ross Stores Inc	96,700	5,415	Frontline Ltd/Bermuda	6,602	241
Sears Holdings Corp (a)	6,377	771	Norfolk Southern Corp	24,744	1,468
Signet Jewelers Ltd (a)	10,923	350	Overseas Shipholding Group Inc	3,413	171
Tiffany & Co	1,486	72	Ryder System Inc	7,196	335
TJX Cos Inc	265,100	12,285	Teekay Corp	3,035	76
Williams-Sonoma Inc	7,209	208	Union Pacific Corp	137,436	10,398
	$ 84,458		UTI Worldwide Inc	988	15
Savings & Loans - 0.11%					$ 25,437
First Niagara Financial Group Inc	26,860	373	TOTAL COMMON STOCKS		$ 1,828,580
Hudson City Bancorp Inc	26,665	355		Maturity
New York Community Bancorp Inc	37,034	610		Amount
People's United Financial Inc	47,799	742	REPURCHASE AGREEMENTS - 2.42%	(000's)	Value (000's)
	$ 2,080		Banks - 2.42%
Semiconductors - 1.12%			Investment in Joint Trading Account; Bank of	$ 12,497	$ 12,497
Advanced Micro Devices Inc (a)	33,841	307	America Repurchase Agreement; 0.19%
Applied Materials Inc	102,367	1,411	dated 04/30/10 maturing 05/03/10
Atmel Corp (a)	57,750	314	(collateralized by US Treasury Notes;
Fairchild Semiconductor International Inc (a)	15,865	178	$12,746,753; 3.25% - 8.75%; dated 07/31/16
Intel Corp	671,361	15,327	- 05/15/20)
Intersil Corp	7,916	118	Investment in Joint Trading Account; Credit Suisse	8,129	8,129
LSI Corp (a)	83,123	500	Repurchase Agreement; 0.19% dated
Marvell Technology Group Ltd (a)	6,596	136	04/30/10 maturing 05/03/10 (collateralized by
Maxim Integrated Products Inc	6,320	123	Sovereign Agency Issues; $8,291,089; 0.00%
Microchip Technology Inc	2,072	60	- 6.00%; dated 05/03/10 - 08/05/24)
Micron Technology Inc (a)	60,084	562	Investment in Joint Trading Account; Deutsche	12,497	12,497
PMC - Sierra Inc (a)	28,531	252	Bank Repurchase Agreement; 0.18% dated
Rovi Corp (a)	3,991	156	04/30/10 maturing 05/03/10 (collateralized by
Teradyne Inc (a)	134,300	1,642	Sovereign Agency Issues; $12,746,753;
	$ 21,086		0.00%; dated 10/20/10 - 10/27/10)
Software - 1.76%			Investment in Joint Trading Account; Morgan	12,497	12,496
Activision Blizzard Inc	29,903	331	Stanley Repurchase Agreement; 0.18% dated
Broadridge Financial Solutions Inc	6,807	162	04/30/10 maturing 05/03/10 (collateralized by
CA Inc	307,471	7,014	Sovereign Agency Issues; $12,746,752;
Compuware Corp (a)	29,129	250	1.00% - 6.25%; dated 02/01/11 - 03/11/24)
Microsoft Corp	553,915	16,917			$ 45,619
Nuance Communications Inc (a)	2,687	49	TOTAL REPURCHASE AGREEMENTS		$ 45,619
Oracle Corp	323,930	8,370	Total Investments		$ 1,874,199
	$ 33,093		Other Assets in Excess of Liabilities, Net -
Telecommunications - 6.18%			0.53%		$ 9,935
Amdocs Ltd (a)	21,272	679	TOTAL NET ASSETS - 100.00%		$ 1,884,134
AT&T Inc	1,863,450	48,561
CenturyTel Inc	22,991	784
Cisco Systems Inc (a)	501,243	13,493	(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 232,240
Unrealized Depreciation		(67,671)
Net Unrealized Appreciation (Depreciation)		$ 164,569
Cost for federal income tax purposes		$ 1,709,630
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		23 .81%
Energy		16 .31%
Consumer, Non-cyclical		14 .08%
Industrial		12 .78%
Communications		12 .20%
Consumer, Cyclical		8 .10%
Technology		5 .83%
Utilities		3 .54%
Basic Materials		2 .82%
Other Assets in Excess of Liabilities, Net		0 .53%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		2 .92%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P 500; June 2010	Long	186	$ 55,596	$ 55,028	$ (568)
$ (568)

All dollar amounts are shown in thousands (000's)

See accompanying notes

197

Schedule of Investments MidCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.80%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.30%			Insurance (continued)
Lamar Advertising Co (a)	93,895 $	3,495	Progressive Corp/The	483,694 $	9,717
			White Mountains Insurance Group Ltd	31,459	10,809
Aerospace & Defense - 1.07%				$ 142,180
Alliant Techsystems Inc (a)	155,923	12,616	Internet - 0.79%
			Liberty Media Corp - Interactive (a)	606,090	9,316
Commercial Services - 8.90%
Automatic Data Processing Inc	145,067	6,290	Investment Companies - 0.27%
Iron Mountain Inc	1,299,105	32,672	RHJ International (a),(b)	365,861	3,183
Lender Processing Services Inc	281,367	10,622
Moody's Corp	331,872	8,204	Media - 10.72%
SAIC Inc (a)	1,104,440	19,228	Discovery Communications Inc - A Shares (a)	603,582	23,359
Washington Post Co/The	31,714	16,084	Discovery Communications Inc - C Shares (a)	388,490	12,964
Western Union Co/The	646,771	11,803	DISH Network Corp	1,186,977	26,292
	$ 104,903		Liberty Global Inc - A Shares (a)	642,225	17,603
Consumer Products - 1.85%			Liberty Global Inc - B Shares (a)	235,397	6,374
Clorox Co	337,323	21,825	Liberty Media Corp - Capital Series A (a)	781,702	34,606
			Liberty Media Corp - Starz (a)	93,837	5,198
Distribution & Wholesale - 0.37%				$ 126,396
Fastenal Co	80,298	4,392	Mining - 4.65%
			Franco-Nevada Corp	676,288	19,494
Diversified Financial Services - 2.38%			Newmont Mining Corp	543,539	30,481
Ameriprise Financial Inc	193,955	8,992	Royal Gold Inc	94,373	4,830
Onex Corp	657,968	19,063		$ 54,805
	$ 28,055		Miscellaneous Manufacturing - 0.89%
Electric - 2.44%			Tyco International Ltd	270,823	10,505
AES Corp/The (a)	644,118	7,433
Allegheny Energy Inc	399,101	8,692	Oil & Gas - 7.57%
Brookfield Infrastructure Partners LP	45,804	808	Cimarex Energy Co	173,702	11,826
Calpine Corp (a)	866,919	11,816	Denbury Resources Inc (a)	668,579	12,803
	$ 28,749		EOG Resources Inc	169,899	19,049
Electronics - 1.09%			EQT Corp	402,921	17,523
Gentex Corp	597,441	12,839	Nabors Industries Ltd (a)	284,606	6,139
			Newfield Exploration Co (a)	72,991	4,247
Energy - Alternate Sources - 2.09%			Questar Corp	367,163	17,606
Covanta Holding Corp (a)	1,408,062	24,613		$ 89,193
			Oil & Gas Services - 0.27%
Entertainment - 0.94%			Weatherford International Ltd (a)	178,185	3,227
Ascent Media Corp (a)	65,993	1,948
International Game Technology	427,645	9,015	Pharmaceuticals - 2.46%
	$ 10,963		Mead Johnson Nutrition Co	166,495	8,593
Food - 2.77%			Valeant Pharmaceuticals International (a)	453,143	20,391
Kellogg Co	228,785	12,569		$ 28,984
Sysco Corp	635,273	20,037	Pipelines - 2.98%
	$ 32,606		Spectra Energy Corp	679,968	15,870
Gas - 0.75%			Williams Cos Inc	817,058	19,291
National Fuel Gas Co	170,197	8,854		$ 35,161
			Real Estate - 2.51%
Healthcare - Products - 3.22%			Brookfield Asset Management Inc	853,519	21,628
Covidien PLC	283,883	13,624	Forest City Enterprises Inc (a)	516,909	7,986
DENTSPLY International Inc	372,446	13,646		$ 29,614
St Jude Medical Inc (a)	259,590	10,596	Retail - 8.53%
	$ 37,866		AutoZone Inc (a)	67,809	12,546
Healthcare - Services - 4.80%			Copart Inc (a)	263,459	9,403
Coventry Health Care Inc (a)	381,354	9,053	O'Reilly Automotive Inc (a)	961,532	47,009
Laboratory Corp of America Holdings (a)	437,631	34,385	TJX Cos Inc	410,093	19,004
Lincare Holdings Inc (a)	279,291	13,040	Yum! Brands Inc	297,675	12,627
	$ 56,478			$ 100,589
Holding Companies - Diversified - 1.39%			Semiconductors - 0.88%
Leucadia National Corp (a)	648,401	16,411	Microchip Technology Inc	356,313	10,408

Insurance - 12.07%			Software - 4.58%
Aon Corp	270,217	11,473	Broadridge Financial Solutions Inc	322,891	7,688
Brown & Brown Inc	571,273	11,506	Dun & Bradstreet Corp	207,932	16,005
Everest Re Group Ltd	267,592	20,511	Fidelity National Information Services Inc	637,169	16,751
Fidelity National Financial Inc	84,936	1,289	Intuit Inc (a)	373,807	13,517
First American Corp	215,591	7,453		$ 53,961
Loews Corp	777,328	28,948	Telecommunications - 3.62%
Markel Corp (a)	67,440	25,819	American Tower Corp (a)	538,280	21,967
Marsh & McLennan Cos Inc	359,361	8,704	EchoStar Holding Corp (a)	393,078	7,551
Mercury General Corp	132,263	5,951	Telephone & Data Systems Inc	140,928	4,885

See accompanying notes

		Schedule of Investments
		MidCap Blend Fund
		April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Telecommunications (continued)
Telephone & Data Systems Inc - Special Shares	273,558 $	8,283
	$ 42,686
Textiles - 2.55%
Cintas Corp	854,018	23,272
Mohawk Industries Inc (a)	106,236	6,771
	$ 30,043
Transportation - 0.10%
Heartland Express Inc	72,063	1,192

TOTAL COMMON STOCKS	$ 1,176,108
Total Investments	$ 1,176,108
Other Assets in Excess of Liabilities, Net -
0.20%	$ 2,410
TOTAL NET ASSETS - 100.00%	$ 1,178,518

(a)	Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $3,183 or 0.27% of net assets.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 198,014
Unrealized Depreciation	(77,773)
Net Unrealized Appreciation (Depreciation)	$ 120,241
Cost for federal income tax purposes	$ 1,055,867
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	24 .00%
Financial	17 .23%
Communications	15 .43%
Energy	12 .91%
Consumer, Cyclical	12 .39%
Technology	5 .46%
Basic Materials	4 .65%
Utilities	3 .19%
Industrial	3 .15%
Diversified	1 .39%
Other Assets in Excess of Liabilities, Net	0 .20%
TOTAL NET ASSETS	100.00%

See accompanying notes

199

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS - 97.50%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.44%			Building Materials - 0.68%
Focus Media Holding Ltd ADR(a)	371,360 $	6,231	Armstrong World Industries Inc (a)	2,581 $	113
			Lennox International Inc	42,693	1,932
Aerospace & Defense - 1.44%			Owens Corning Inc (a)	215,246	7,486
Alliant Techsystems Inc (a)	40,985	3,316		$ 9,531
BE Aerospace Inc (a)	27,100	805	Chemicals - 2.37%
Goodrich Corp	141,230	10,477	Albemarle Corp	1,484	68
L-3 Communications Holdings Inc	9,672	905	Ashland Inc	48,104	2,865
Rockwell Collins Inc	72,548	4,715	Celanese Corp	27,460	878
Spirit Aerosystems Holdings Inc (a)	9,502	211	CF Industries Holdings Inc	83,865	7,017
	$ 20,429		Ecolab Inc	203,923	9,960
Agriculture - 0.36%			FMC Corp	11,590	738
Lorillard Inc	65,012	5,095	International Flavors & Fragrances Inc	60,815	3,046
			Lubrizol Corp	54,767	4,948
Airlines - 1.05%			NewMarket Corp	800	88
Allegiant Travel Co (a)	21,550	1,108	RPM International Inc	37,949	838
AMR Corp (a)	55,241	408	Sherwin-Williams Co/The	18,539	1,447
Continental Airlines Inc (a)	405,149	9,055	Sigma-Aldrich Corp	29,464	1,747
Copa Holdings SA	8,375	475		$ 33,640
Delta Air Lines Inc (a)	148,813	1,797	Coal - 1.47%
Southwest Airlines Co	157,317	2,074	Alpha Natural Resources Inc (a)	127,911	6,022
	$ 14,917		Consol Energy Inc	152,532	6,815
Apparel - 1.95%			Massey Energy Co	13,174	482
Coach Inc	388,476	16,219	Walter Energy Inc	92,831	7,502
Hanesbrands Inc (a)	17,871	509		$ 20,821
Polo Ralph Lauren Corp	44,485	3,998	Commercial Services - 3.24%
Under Armour Inc (a)	5,600	189	Aaron's Inc	19,716	445
VF Corp	25,915	2,240	Alliance Data Systems Corp (a)	10,385	779
Warnaco Group Inc/The (a)	84,620	4,048	Apollo Group Inc (a)	25,092	1,441
Wolverine World Wide Inc	8,700	266	Career Education Corp (a)	26,255	768
	$ 27,469		Convergys Corp (a)	119,300	1,508
Automobile Manufacturers - 0.16%			Corinthian Colleges Inc (a)	64,800	1,012
Navistar International Corp (a)	22,688	1,096	Corrections Corp of America (a)	3,642	75
Oshkosh Corp (a)	30,000	1,159	DeVry Inc	11,354	709
	$ 2,255		Education Management Corp (a)	9,400	205
Automobile Parts & Equipment - 0.19%			Equifax Inc	18,975	638
BorgWarner Inc (a)	17,030	738	FTI Consulting Inc (a)	32,822	1,350
Cooper Tire & Rubber Co	13,100	278	Genpact Ltd (a)	17,803	300
Goodyear Tire & Rubber Co/The (a)	39,814	535	Global Payments Inc	198,623	8,503
TRW Automotive Holdings Corp (a)	35,500	1,144	H&R Block Inc	156,456	2,864
	$ 2,695		Hewitt Associates Inc (a)	68,430	2,805
Banks - 1.05%			Hillenbrand Inc	6,552	161
Bank of Hawaii Corp	77,054	4,075	Iron Mountain Inc	34,508	868
BOK Financial Corp	1,949	106	ITT Educational Services Inc (a)	9,935	1,005
Commerce Bancshares Inc	6,146	254	KAR Auction Services Inc (a)	4,882	76
Fifth Third Bancorp	700,540	10,445	Lender Processing Services Inc	19,806	748
	$ 14,880		MAXIMUS Inc	5,600	347
Beverages - 1.46%			Moody's Corp	90,899	2,247
Brown-Forman Corp	64,964	3,780	Paychex Inc	53,226	1,629
Coca-Cola Enterprises Inc	43,493	1,206	Pharmaceutical Product Development Inc	29,401	809
Green Mountain Coffee Roasters Inc (a)	105,327	7,653	Robert Half International Inc	100,003	2,738
Hansen Natural Corp (a)	177,891	7,841	RR Donnelley & Sons Co	118,397	2,544
			SAIC Inc (a)	138,664	2,414
Molson Coors Brewing Co	2,040	90
	$ 20,570		SEI Investments Co	22,389	503
Biotechnology - 3.53%			Strayer Education Inc	2,329	566
			TeleTech Holdings Inc (a)	19,738	327
Alexion Pharmaceuticals Inc (a)	185,967	10,206
Amylin Pharmaceuticals Inc (a)	23,226	480	Total System Services Inc	71,044	1,138
			Valassis Communications Inc (a)	6,100	199
Bio-Rad Laboratories Inc (a)	20,002	2,234
			Verisk Analytics Inc (a)	20,468	573
Charles River Laboratories International Inc (a)	182,710	6,117
			VistaPrint NV (a)	67,985	3,507
Dendreon Corp (a)	87,534	4,746
Human Genome Sciences Inc (a)	165,300	4,577	Weight Watchers International Inc	880	23
Illumina Inc (a)	24,388	1,021		$ 45,824
Life Technologies Corp (a)	50,700	2,774	Computers - 3.44%
Millipore Corp (a)	10,988	1,167	Brocade Communications Systems Inc (a)	43,403	282
Myriad Genetics Inc (a)	26,500	636	CACI International Inc (a)	22,300	1,058
OSI Pharmaceuticals Inc (a)	9,602	563	Cadence Design Systems Inc (a)	16,400	122
Talecris Biotherapeutics Holdings Corp (a)	13,978	262	Cognizant Technology Solutions Corp (a)	105,088	5,379
United Therapeutics Corp (a)	153,932	8,757	Diebold Inc	16,700	523
Vertex Pharmaceuticals Inc (a)	167,499	6,494	DST Systems Inc	42,200	1,791
			IHS Inc (a)	13,387	678
	$ 50,034		Mentor Graphics Corp (a)	25,700	231
			MICROS Systems Inc (a)	55,692	2,070

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electronics (continued)
NCR Corp (a)	173,219 $	2,280	Avnet Inc (a)	76,034 $	2,431
NetApp Inc (a)	456,703	15,833	AVX Corp	3,025	47
SanDisk Corp (a)	65,517	2,614	Benchmark Electronics Inc (a)	49,500	1,071
Seagate Technology (a)	326,026	5,989	Dolby Laboratories Inc (a)	14,882	1,023
Synopsys Inc (a)	100,489	2,282	FLIR Systems Inc (a)	29,204	893
Syntel Inc	10,800	390	Garmin Ltd	46,402	1,735
Teradata Corp (a)	35,389	1,028	Gentex Corp	22,865	491
Unisys Corp (a)	6,500	182	Itron Inc (a)	6,087	485
Western Digital Corp (a)	141,250	5,804	Jabil Circuit Inc	137,090	2,100
	$ 48,536		Mettler-Toledo International Inc (a)	9,851	1,236
Consumer Products - 0.54%			PerkinElmer Inc	31,300	784
Avery Dennison Corp	29,800	1,163	Plexus Corp (a)	10,000	370
Church & Dwight Co Inc	23,775	1,646	Tech Data Corp (a)	24,800	1,064
Clorox Co	65,427	4,233	Thomas & Betts Corp (a)	4,899	206
Scotts Miracle-Gro Co/The	12,664	614	Trimble Navigation Ltd (a)	23,786	778
	$ 7,656		Vishay Intertechnology Inc (a)	11,296	118
Cosmetics & Personal Care - 1.61%			Waters Corp (a)	158,873	11,437
Alberto-Culver Co	68,012	1,959		$ 30,684
Avon Products Inc	448,767	14,508	Engineering & Contruction - 1.49%
Estee Lauder Cos Inc/The	96,227	6,344	Aecom Technology Corp (a)	18,461	555
	$ 22,811		EMCOR Group Inc (a)	37,900	1,082
Distribution & Wholesale - 1.09%			Fluor Corp	112,302	5,934
Fastenal Co	196,973	10,772	Jacobs Engineering Group Inc (a)	35,854	1,729
LKQ Corp (a)	26,866	566	McDermott International Inc (a)	343,186	9,407
WESCO International Inc (a)	10,507	427	Shaw Group Inc/The (a)	57,888	2,216
WW Grainger Inc	32,666	3,611	URS Corp (a)	2,917	150
	$ 15,376			$ 21,073
Diversified Financial Services - 4.58%			Entertainment - 0.10%
Affiliated Managers Group Inc (a)	107,812	9,076	Bally Technologies Inc (a)	11,400	526
AmeriCredit Corp (a)	7,514	180	International Game Technology	40,768	859
Ameriprise Financial Inc	5,591	259		$ 1,385
Discover Financial Services	61,300	948	Environmental Control - 0.20%
Eaton Vance Corp	36,825	1,298	Nalco Holding Co	26,330	651
Federated Investors Inc	42,897	1,034	Republic Services Inc	23,766	737
Greenhill & Co Inc	5,790	509	Stericycle Inc (a)	14,098	830
IntercontinentalExchange Inc (a)	95,159	11,099	Waste Connections Inc (a)	16,469	590
Invesco Ltd	9,295	214		$ 2,808
Investment Technology Group Inc (a)	68,808	1,195	Food - 1.80%
Jefferies Group Inc	24,576	669	Campbell Soup Co	25,370	910
Lazard Ltd	186,154	7,197	ConAgra Foods Inc	10,140	248
NASDAQ OMX Group Inc/The (a)	42,365	889	Dean Foods Co (a)	130,256	2,045
NYSE Euronext	58,000	1,893	Del Monte Foods Co	89,100	1,331
T Rowe Price Group Inc	294,557	16,940	Hershey Co/The	25,038	1,177
TD Ameritrade Holding Corp (a)	488,583	9,781	HJ Heinz Co	54,606	2,559
Waddell & Reed Financial Inc	43,887	1,629	Hormel Foods Corp	53,526	2,182
	$ 64,810		McCormick & Co Inc/MD	21,652	857
Electric - 1.21%			United Natural Foods Inc (a)	8,100	249
AES Corp/The (a)	99,489	1,148	Whole Foods Market Inc (a)	362,158	14,131
Allegheny Energy Inc	29,003	632		$ 25,689
Constellation Energy Group Inc	88,513	3,129	Forest Products & Paper - 0.08%
DPL Inc	50,885	1,434	International Paper Co	18,200	487
Great Plains Energy Inc	44,900	868	Plum Creek Timber Co Inc	16,349	651
Integrys Energy Group Inc	4,690	233		$ 1,138
ITC Holdings Corp	9,057	506	Gas - 0.08%
Northeast Utilities	28,700	797	CenterPoint Energy Inc	63,001	905
NV Energy Inc	157,411	1,966	Southern Union Co	8,800	230
Pinnacle West Capital Corp	31,900	1,191		$ 1,135
PPL Corp	166,524	4,123	Hand & Machine Tools - 0.43%
TECO Energy Inc	63,800	1,080	Baldor Electric Co	3,900	150
	$ 17,107		Snap-On Inc	4,356	210
Electrical Components & Equipment - 0.50%			Stanley Black & Decker Inc	92,860	5,771
AMETEK Inc	20,594	890		$ 6,131
Energizer Holdings Inc (a)	40,739	2,489	Healthcare - Products - 4.56%
Hubbell Inc	45,256	2,103	Beckman Coulter Inc	47,689	2,976
Molex Inc	70,444	1,579	CR Bard Inc	35,568	3,078
	$ 7,061		DENTSPLY International Inc	30,407	1,114
Electronics - 2.17%			Edwards Lifesciences Corp (a)	104,601	10,783
Agilent Technologies Inc (a)	56,723	2,057	Henry Schein Inc (a)	165,384	10,000
Amphenol Corp	33,137	1,531	Hill-Rom Holdings Inc	46,412	1,471
Arrow Electronics Inc (a)	27,126	827	Hologic Inc (a)	6,940	124

See accompanying notes

201

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Products (continued)			Iron & Steel - 0.61%
Hospira Inc (a)	246,095 $	13,238	Cliffs Natural Resources Inc	3,594 $	225
IDEXX Laboratories Inc (a)	11,241	744	Reliance Steel & Aluminum Co	20,700	1,011
Integra LifeSciences Holdings Corp (a)	8,500	386	Schnitzer Steel Industries Inc	4,800	259
Intuitive Surgical Inc (a)	33,540	12,093	United States Steel Corp	130,190	7,116
Inverness Medical Innovations Inc (a)	10,388	413		$ 8,611
Kinetic Concepts Inc (a)	36,736	1,591	Leisure Products & Services - 1.40%
Patterson Cos Inc	77,242	2,471	Harley-Davidson Inc	218,670	7,398
ResMed Inc (a)	12,516	856	WMS Industries Inc (a)	247,723	12,391
Techne Corp	10,436	691		$ 19,789
Teleflex Inc	18,500	1,135	Lodging - 2.30%
Varian Medical Systems Inc (a)	25,664	1,447	Hyatt Hotels Corp (a)	14,700	605
	$ 64,611		Las Vegas Sands Corp (a)	36,000	895
Healthcare - Services - 2.78%			Marriott International Inc/DE	26,710	982
AMERIGROUP Corp (a)	4,900	177	Starwood Hotels & Resorts Worldwide Inc	315,980	17,224
CIGNA Corp	153,180	4,911	Wyndham Worldwide Corp	22,236	596
Community Health Systems Inc (a)	96,151	3,929	Wynn Resorts Ltd	138,690	12,238
Covance Inc (a)	10,488	599		$ 32,540
Coventry Health Care Inc (a)	88,637	2,105	Machinery - Construction & Mining - 0.97%
DaVita Inc (a)	103,619	6,469	Bucyrus International Inc	23,992	1,511
Health Management Associates Inc (a)	528,725	4,928	Joy Global Inc	215,711	12,255
Healthsouth Corp (a)	36,450	746
Humana Inc (a)	94,151	4,304		$ 13,766
Laboratory Corp of America Holdings (a)	44,381	3,487	Machinery - Diversified - 1.78%
Lincare Holdings Inc (a)	15,364	717	Cummins Inc	202,246	14,608
Mednax Inc (a)	12,000	659	Flowserve Corp	60,393	6,920
			Graco Inc	32,814	1,138
Quest Diagnostics Inc	72,416	4,140	IDEX Corp	23,583	792
Tenet Healthcare Corp (a)	89,975	562
			Rockwell Automation Inc	3,956	240
Universal Health Services Inc	42,682	1,584	Roper Industries Inc	14,892	909
	$ 39,317		Wabtec Corp/DE	13,326	634
Home Builders - 0.67%				$ 25,241
NVR Inc (a)	800	575
Pulte Group Inc (a)	683,810	8,951	Media - 1.23%
			Cablevision Systems Corp	228,200	6,262
	$ 9,526		CTC Media Inc	10,051	170
Home Furnishings - 0.10%			Discovery Communications Inc - C Shares (a)	43,115	1,439
Harman International Industries Inc (a)	35,200	1,390	DISH Network Corp	40,175	890
			Factset Research Systems Inc	33,217	2,499
Housewares - 0.05%			John Wiley & Sons Inc	39,648	1,676
Newell Rubbermaid Inc	12,548	214	McGraw-Hill Cos Inc/The	116,350	3,923
Toro Co	10,146	578	Scripps Networks Interactive	14,761	669
	$ 792			$ 17,528
Insurance - 1.16%			Metal Fabrication & Hardware - 1.11%
Arthur J Gallagher & Co	26,250	689	Precision Castparts Corp	111,332	14,288
Axis Capital Holdings Ltd	62,925	1,962	Valmont Industries Inc	16,624	1,385
Brown & Brown Inc	23,715	478		$ 15,673
CNA Financial Corp (a)	3,365	94
			Mining - 0.50%
Endurance Specialty Holdings Ltd	45,679	1,683	Thompson Creek Metals Co Inc (a)	557,300	7,145
Erie Indemnity Co	5,741	266
Fidelity National Financial Inc	9,673	147	Miscellaneous Manufacturing - 1.34%
Genworth Financial Inc (a)	251,244	4,151
			Carlisle Cos Inc	35,910	1,355
Hanover Insurance Group Inc/The	1,076	48	Crane Co	37,187	1,337
Lincoln National Corp	63,367	1,938	Donaldson Co Inc	29,990	1,388
Marsh & McLennan Cos Inc	11,180	271	Dover Corp	25,298	1,321
Progressive Corp/The	106,053	2,131	Harsco Corp	67,159	2,080
Reinsurance Group of America Inc	20,607	1,064	ITT Corp	18,521	1,029
Validus Holdings Ltd	45,645	1,167	Leggett & Platt Inc	27,766	681
WR Berkley Corp	12,567	339	Pall Corp	19,484	760
	$ 16,428		Parker Hannifin Corp	113,990	7,886
Internet - 4.02%			Pentair Inc	32,545	1,176
Akamai Technologies Inc (a)	33,774	1,311
Equinix Inc (a)	9,296	936		$ 19,013
			Office & Business Equipment - 0.04%
Expedia Inc	31,614	746	Xerox Corp	52,857	576
F5 Networks Inc (a)	316,077	21,630
IAC/InterActiveCorp (a)	60,300	1,352
(a)			Oil & Gas - 3.82%
McAfee Inc	94,292	3,276	Atwood Oceanics Inc (a)	25,058	912
MercadoLibre Inc (a)	88,260	4,450
(a)			Cimarex Energy Co	108,960	7,418
NetFlix Inc	33,837	3,342	CNX Gas Corp (a)	6,870	263
Priceline.com Inc (a)	64,127	16,805	Cobalt International Energy Inc (a)	6,980	80
Sohu.com Inc (a)	8,484	408	Concho Resources Inc/Midland TX (a)	141,090	8,017
VeriSign Inc (a)	96,584	2,634
			Diamond Offshore Drilling Inc	12,860	1,017
	$ 56,890		Ensco PLC ADR	23,502	1,109

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Oil & Gas (continued)			Retail (continued)
EQT Corp	23,823 $	1,036	AutoZone Inc (a)	5,628 $	1,041
Forest Oil Corp (a)	26,000	762	Barnes & Noble Inc	2,200	48
Frontier Oil Corp	22,669	344	Bed Bath & Beyond Inc (a)	261,163	12,003
Helmerich & Payne Inc	35,096	1,426	Big Lots Inc (a)	44,106	1,686
Holly Corp	43,675	1,180	BJ's Wholesale Club Inc (a)	33,200	1,271
Murphy Oil Corp	14,715	885	Brinker International Inc	28,048	519
Noble Corp	6,143	243	CarMax Inc (a)	25,474	626
Patterson-UTI Energy Inc	36,812	563	Chico's FAS Inc	45,914	684
Petrohawk Energy Corp (a)	49,748	1,074	Chipotle Mexican Grill Inc (a)	21,815	2,944
Plains Exploration & Production Co (a)	12,416	364	Copart Inc (a)	18,708	668
Pride International Inc (a)	119,887	3,636	Darden Restaurants Inc	32,335	1,447
Questar Corp	151,810	7,279	Dick's Sporting Goods Inc (a)	24,627	717
Range Resources Corp	151,115	7,217	Dollar Tree Inc (a)	77,044	4,678
Rowan Cos Inc (a)	64,204	1,913	Family Dollar Stores Inc	52,267	2,067
St Mary Land & Exploration Co	25,184	1,014	Foot Locker Inc	115,533	1,774
Tesoro Corp	53,700	706	GameStop Corp (a)	38,555	937
Whiting Petroleum Corp (a)	62,330	5,630	Guess? Inc	252,236	11,570
	$ 54,088		Ltd Brands Inc	34,230	917
Oil & Gas Services - 1.11%			Nordstrom Inc	196,939	8,139
Cameron International Corp (a)	270,153	10,660	Office Depot Inc (a)	31,200	214
Dresser-Rand Group Inc (a)	15,763	556	O'Reilly Automotive Inc (a)	22,132	1,082
Exterran Holdings Inc (a)	8,099	236	Panera Bread Co (a)	139,687	10,887
FMC Technologies Inc (a)	23,051	1,561	Penske Auto Group Inc (a)	50,484	756
Oceaneering International Inc (a)	19,644	1,287	PetSmart Inc	23,356	772
Smith International Inc	27,413	1,309	PF Chang's China Bistro Inc (a)	8,300	362
Tetra Technologies Inc (a)	17,100	210	Phillips-Van Heusen Corp	9,489	598
	$ 15,819		RadioShack Corp	20,959	452
Packaging & Containers - 0.50%			Ross Stores Inc	84,176	4,714
Ball Corp	39,444	2,099	Tiffany & Co	66,375	3,218
Crown Holdings Inc (a)	68,611	1,784	TJX Cos Inc	117,546	5,448
Owens-Illinois Inc (a)	26,395	935	Tractor Supply Co	5,400	363
Packaging Corp of America	2,830	70	Urban Outfitters Inc (a)	433,355	16,255
Pactiv Corp (a)	86,376	2,195	Williams-Sonoma Inc	23,819	686
	$ 7,083			$ 103,388
Pharmaceuticals - 2.91%			Savings & Loans - 0.06%
AmerisourceBergen Corp	432,388	13,339	Capitol Federal Financial	5,593	211
BioMarin Pharmaceutical Inc (a)	152,200	3,557	Hudson City Bancorp Inc	48,200	641
Cephalon Inc (a)	47,144	3,027		$ 852
Forest Laboratories Inc (a)	37,686	1,027	Semiconductors - 8.57%
Herbalife Ltd	44,236	2,134	Advanced Micro Devices Inc (a)	187,557	1,699
Mead Johnson Nutrition Co	162,838	8,405	Altera Corp	55,218	1,400
Mylan Inc/PA (a)	185,337	4,083	Analog Devices Inc	54,808	1,640
NBTY Inc (a)	10,284	418	ASML Holding NV	233,620	7,630
Omnicare Inc	101,110	2,810	Broadcom Corp	352,760	12,167
Perrigo Co	21,070	1,286	Cree Inc (a)	114,048	8,349
Valeant Pharmaceuticals International (a)	24,531	1,104	Cypress Semiconductor Corp (a)	36,453	470
Warner Chilcott PLC (a)	6,866	195	Fairchild Semiconductor International Inc (a)	38,800	435
	$ 41,385		Integrated Device Technology Inc (a)	222,114	1,469
Pipelines - 0.05%			Intersil Corp	17,021	253
El Paso Corp	54,359	658	Lam Research Corp (a)	319,098	12,940
			Linear Technology Corp	64,460	1,938
Real Estate - 0.73%			Marvell Technology Group Ltd (a)	693,628	14,323
CB Richard Ellis Group Inc (a)	567,827	9,835	Maxim Integrated Products Inc	183,324	3,560
St Joe Co/The (a)	15,339	507	MEMC Electronic Materials Inc (a)	37,028	480
	$ 10,342		Microchip Technology Inc	32,416	947
			Micron Technology Inc (a)	1,429,331	13,364
REITS - 1.13%
Alexandria Real Estate Equities Inc	2,336	165	National Semiconductor Corp	44,784	662
			Netlogic Microsystems Inc (a)	225,908	7,042
Digital Realty Trust Inc	146,206	8,582	NVIDIA Corp (a)	150,985	2,374
EastGroup Properties Inc	29,800	1,218	ON Semiconductor Corp (a)	83,654	664
Federal Realty Investment Trust	2,188	169	PMC - Sierra Inc (a)	567,220	5,020
HCP Inc	21,344	686	QLogic Corp (a)	466,589	9,038
Health Care REIT Inc	11,318	508	Teradyne Inc (a)	48,033	587
Nationwide Health Properties Inc	14,640	513	Tessera Technologies Inc (a)	22,600	458
Public Storage Inc	42,928	4,160
	$ 16,001		Varian Semiconductor Equipment Associates Inc	309,926	10,209
			(a)
Retail - 7.31%
Advance Auto Parts Inc	50,995	2,300	Xilinx Inc	86,681	2,235
Aeropostale Inc (a)	32,899	955		$ 121,353
American Eagle Outfitters Inc	32,725	550	Software - 4.58%
AutoNation Inc (a)	1,981	40	Allscripts-Misys Healthcare Solutions Inc (a)	24,435	493
			ANSYS Inc (a)	17,128	771

See accompanying notes

Schedule of Investments MidCap Growth Fund III April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)			Maturity
Software (continued)				Amount
Autodesk Inc (a)	78,044 $	2,654	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
BMC Software Inc (a)	81,344	3,202	Banks (continued)
Broadridge Financial Solutions Inc	77,321	1,841	Investment in Joint Trading Account; Credit Suisse $	5,061	$ 5,061
CA Inc	96,879	2,210	Repurchase Agreement; 0.19% dated
Cerner Corp (a)	113,541	9,641	04/30/10 maturing 05/03/10 (collateralized by
Citrix Systems Inc (a)	60,376	2,838	Sovereign Agency Issues; $5,162,027; 0.00%
CSG Systems International Inc (a)	34,900	793	- 5.50%; dated 03/03/10 - 10/05/29)
Dun & Bradstreet Corp	10,099	777	Investment in Joint Trading Account; Deutsche	7,781	7,780
Electronic Arts Inc (a)	172,886	3,349	Bank Repurchase Agreement; 0.18% dated
Emdeon Inc (a)	33,908	555	04/30/10 maturing 05/03/10 (collateralized by
Fidelity National Information Services Inc	41,332	1,086	Sovereign Agency Issues; $7,936,122; 1.13%
Fiserv Inc (a)	60,372	3,085	- 3.75%; dated 09/09/11 - 03/09/12)
Intuit Inc (a)	117,494	4,249	Investment in Joint Trading Account; Morgan	7,781	7,780
MicroStrategy Inc (a)	4,100	314	Stanley Repurchase Agreement; 0.18% dated
MSCI Inc (a)	181,910	6,303	04/30/10 maturing 05/03/10 (collateralized by
Nuance Communications Inc (a)	33,254	608	Sovereign Agency Issues; $7,936,122; 0.00%
Red Hat Inc (a)	37,431	1,118	- 5.85%; dated 03/03/10 - 02/19/25)
Salesforce.com Inc (a)	180,032	15,410			$ 28,402
Sybase Inc (a)	76,974	3,339	TOTAL REPURCHASE AGREEMENTS		$ 28,402
		$ 64,636	Total Investments		$ 1,408,656
Telecommunications - 2.67%			Other Assets in Excess of Liabilities, Net -
Amdocs Ltd (a)	59,224	1,891	0.49%		$ 6,906
Arris Group Inc (a)	100,100	1,230	TOTAL NET ASSETS - 100.00%		$ 1,415,562
Atheros Communications Inc (a)	292,650	11,367
Ciena Corp (a)	9,200	170
Crown Castle International Corp (a)	19,277	730	(a) Non-Income Producing Security
Frontier Communications Corp	37,862	301
Harris Corp	19,508	1,004
JDS Uniphase Corp (a)	112,035	1,455
Juniper Networks Inc (a)	311,660	8,854	Unrealized Appreciation (Depreciation)
MetroPCS Communications Inc (a)	51,252	391	The net federal income tax unrealized appreciation (depreciation) and federal tax
			cost of investments held as of the period end were as follows:
Millicom International Cellular SA	51,970	4,588
NeuStar Inc (a)	20,581	504
NII Holdings Inc (a)	35,476	1,505	Unrealized Appreciation		$ 338,588
SBA Communications Corp (a)	21,711	768	Unrealized Depreciation		(19,659)
tw telecom inc (a)	124,280	2,212	Net Unrealized Appreciation (Depreciation)		$ 318,929
			Cost for federal income tax purposes		$ 1,089,727
Windstream Corp	56,519	625	All dollar amounts are shown in thousands (000's)
		$ 37,595
Textiles - 0.08%			Portfolio Summary (unaudited)
Cintas Corp	25,353	691	Sector		Percent
Unifirst Corp/MA	10,300	503	Consumer, Non-cyclical		22 .79%
		$ 1,194	Technology		16 .63%
Toys, Games & Hobbies - 0.12%			Consumer, Cyclical		16 .57%
Hasbro Inc	14,052	539	Industrial		13 .14%
Mattel Inc	53,061	1,223	Financial		10 .72%
		$ 1,762	Communications		8 .36%
Transportation - 0.53%			Energy		6 .45%
CH Robinson Worldwide Inc	27,664	1,668	Basic Materials		3 .56%
Expeditors International of Washington Inc	35,273	1,437	Utilities		1 .29%
JB Hunt Transport Services Inc	14,542	536	Other Assets in Excess of Liabilities, Net		0 .49%
Kansas City Southern (a)	21,700	880
Kirby Corp (a)	19,069	802	TOTAL NET ASSETS		100.00%
Teekay Corp	25,618	642	Other Assets Summary (unaudited)
UTI Worldwide Inc	95,000	1,506	Asset Type		Percent
		$ 7,471	Futures		2 .68%
TOTAL COMMON STOCKS		$ 1,380,254
	Maturity
	Amount
REPURCHASE AGREEMENTS - 2.01%	(000's)	Value (000's)
Banks - 2.01%
Investment in Joint Trading Account; Bank of	$ 7,781	$ 7,781
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$7,936,122; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	462 $	37,064	$ 37,958	$ 894
					$ 894
All dollar amounts are shown in thousands (000's)

See accompanying notes

205

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

COMMON STOCKS - 95.76%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.25%			Biotechnology (continued)
Interpublic Group of Cos Inc (a)	285,246 $	2,542	Biogen Idec Inc (a)	150,690 $	8,024
Lamar Advertising Co (a)	30,556	1,137	Life Technologies Corp (a)	25,058	1,371
	$ 3,679			$ 10,180
Aerospace & Defense - 0.53%			Building Materials - 0.24%
BE Aerospace Inc (a)	128,580	3,820	Masco Corp	75,389	1,224
L-3 Communications Holdings Inc	38,082	3,563	Owens Corning Inc (a)	67,711	2,355
Spirit Aerosystems Holdings Inc (a)	18,282	406		$ 3,579
	$ 7,789		Chemicals - 2.62%
Agriculture - 0.45%			Airgas Inc	14,178	900
Bunge Ltd	64,252	3,402	Albemarle Corp	13,289	607
Lorillard Inc	31,337	2,456	Ashland Inc	34,373	2,047
Reynolds American Inc	15,664	837	Cabot Corp	59,596	1,940
	$ 6,695		Celanese Corp	179,430	5,740
Airlines - 0.47%			CF Industries Holdings Inc	49,001	4,100
AMR Corp (a)	104,900	774	Cytec Industries Inc	65,779	3,161
Continental Airlines Inc (a)	78,725	1,759	Eastman Chemical Co	35,815	2,396
JetBlue Airways Corp (a)	458,300	2,562	FMC Corp	62,591	3,983
Southwest Airlines Co	140,506	1,852	Huntsman Corp	153,058	1,746
	$ 6,947		International Flavors & Fragrances Inc	15,992	801
Apparel - 0.35%			Lubrizol Corp	2,199	199
Hanesbrands Inc (a)	87,565	2,493	PPG Industries Inc	48,526	3,415
Polo Ralph Lauren Corp	793	71	RPM International Inc	128,358	2,834
VF Corp	29,495	2,549	Sherwin-Williams Co/The	38,387	2,997
	$ 5,113		Valspar Corp	58,499	1,832
Automobile Manufacturers - 0.36%				$ 38,698
Navistar International Corp (a)	79,478	3,842	Coal - 0.13%
Oshkosh Corp (a)	37,470	1,447	Arch Coal Inc	53,672	1,449
	$ 5,289		Massey Energy Co	11,953	438
Automobile Parts & Equipment - 0.63%				$ 1,887
Autoliv Inc (a)	55,095	3,016	Commercial Services - 1.48%
TRW Automotive Holdings Corp (a)	196,019	6,314	Career Education Corp (a)	1,345	40
	$ 9,330		Convergys Corp (a)	100,179	1,266
			Corrections Corp of America (a)	26,214	543
Banks - 5.36%			Education Management Corp (a)	2,184	48
Associated Banc-Corp	161,401	2,345
BancorpSouth Inc	39,688	879	Equifax Inc	195,899	6,582
			Genpact Ltd (a)	27,696	468
Bank of Hawaii Corp	54,853	2,900	Hertz Global Holdings Inc (a)	75,100	1,086
BB&T Corp	18,300	608
BOK Financial Corp	3,351	182	Hillenbrand Inc	43,515	1,070
City National Corp/CA	11,066	689	Interactive Data Corp	4,978	167
			KAR Auction Services Inc (a)	2,630	41
Comerica Inc	266,929	11,211
Commerce Bancshares Inc	29,308	1,214	Manpower Inc	19,023	1,067
			Morningstar Inc (a)	11,839	556
Cullen/Frost Bankers Inc	38,482	2,284
Fifth Third Bancorp	810,369	12,082	Pharmaceutical Product Development Inc	17,931	493
			Quanta Services Inc (a)	36,117	727
First Citizens BancShares Inc/NC	1,547	319
First Horizon National Corp (a)	383,576	5,428	RR Donnelley & Sons Co	57,489	1,235
			SAIC Inc (a)	26,442	460
Fulton Financial Corp	45,109	474
Huntington Bancshares Inc/OH	194,509	1,317	Service Corp International/US	164,965	1,481
KeyCorp	377,001	3,401	Total System Services Inc	11,600	186
			Verisk Analytics Inc (a)	6,314	177
M&T Bank Corp	79,719	6,963
Marshall & Ilsley Corp	405,526	3,691	Washington Post Co/The	6,287	3,188
PNC Financial Services Group Inc	11,800	793	Weight Watchers International Inc	45,108	1,199
Regions Financial Corp	544,994	4,818		$ 22,080
State Street Corp	16,538	719	Computers - 0.59%
SunTrust Banks Inc	466,292	13,802	Brocade Communications Systems Inc (a)	215,542	1,399
Synovus Financial Corp	243,600	733	Cadence Design Systems Inc (a)	82,600	616
TCF Financial Corp	36,443	679	Computer Sciences Corp (a)	43,995	2,305
Valley National Bancorp	25,800	419	Diebold Inc	20,466	642
Whitney Holding Corp/LA	18,600	255	DST Systems Inc	11,693	496
Zions Bancorporation	35,424	1,018	Lexmark International Inc (a)	13,691	507
	$ 79,223		NCR Corp (a)	49,517	651
			SanDisk Corp (a)	20,961	836
Beverages - 0.86%			Seagate Technology (a)	12,497	230
Brown-Forman Corp	3,913	228	Synopsys Inc (a)	13,809	314
Coca-Cola Enterprises Inc	59,905	1,661	Teradata Corp (a)	19,132	556
Constellation Brands Inc (a)	127,250	2,325	Western Digital Corp (a)	5,669	233
Dr Pepper Snapple Group Inc	93,301	3,054
Green Mountain Coffee Roasters Inc (a)	4,600	334		$ 8,785
Molson Coors Brewing Co	117,128	5,196	Consumer Products - 0.55%
	$ 12,798		Avery Dennison Corp	14,140	552
Biotechnology - 0.69%			Clorox Co	4,035	261
Alexion Pharmaceuticals Inc (a)	14,300	785	Fortune Brands Inc	94,113	4,933
See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Consumer Products (continued)			Electrical Components & Equipment - 0.27%
Jarden Corp	71,259 $	2,289	Energizer Holdings Inc (a)	2,881 $	176
	$ 8,035		General Cable Corp (a)	13,340	381
Cosmetics & Personal Care - 0.11%			Hubbell Inc	38,388	1,784
Alberto-Culver Co	3,258	94	Molex Inc	75,208	1,685
Avon Products Inc	49,589	1,603		$ 4,026
	$ 1,697		Electronics - 0.90%
Distribution & Wholesale - 0.57%			Amphenol Corp	109,918	5,079
Fastenal Co	34,913	1,909	Arrow Electronics Inc (a)	49,870	1,521
Fossil Inc (a)	84,670	3,294	Avnet Inc (a)	30,848	987
Genuine Parts Co	28,542	1,222	AVX Corp	9,595	148
Ingram Micro Inc (a)	99,856	1,813	Garmin Ltd	5,232	196
WESCO International Inc (a)	5,146	209	Jabil Circuit Inc	24,202	371
	$ 8,447		PerkinElmer Inc	38,075	954
Diversified Financial Services - 3.33%			Tech Data Corp (a)	55,142	2,365
AmeriCredit Corp (a)	16,074	385	Thomas & Betts Corp (a)	9,224	387
Ameriprise Financial Inc	95,174	4,412	Vishay Intertechnology Inc (a)	127,582	1,328
BlackRock Inc	4,200	773		$ 13,336
Discover Financial Services	277,023	4,283	Energy - Alternate Sources - 0.04%
E*Trade Financial Corp (a)	394,987	663	Covanta Holding Corp (a)	33,135	579
Federated Investors Inc	1,473	36
Franklin Resources Inc	5,471	633	Engineering & Contruction - 0.43%
Invesco Ltd	886,808	20,387	Fluor Corp	53,370	2,820
Jefferies Group Inc	13,732	374	KBR Inc	92,005	2,031
Lazard Ltd	90	3	Shaw Group Inc/The (a)	4,014	154
Legg Mason Inc	50,454	1,599	URS Corp (a)	27,166	1,395
NASDAQ OMX Group Inc/The (a)	19,342	406		$ 6,400
NYSE Euronext	97,804	3,192	Entertainment - 0.52%
Raymond James Financial Inc	36,794	1,128	DreamWorks Animation SKG Inc (a)	27,758	1,102
SLM Corp (a)	762,081	9,328	International Game Technology	38,587	813
TD Ameritrade Holding Corp (a)	57,900	1,159	International Speedway Corp	20,967	641
Waddell & Reed Financial Inc	14,373	533	Madison Square Garden Inc (a)	26,025	540
	$ 49,294		Penn National Gaming Inc (a)	130,310	4,034
Electric - 7.34%			Regal Entertainment Group	32,510	555
AES Corp/The (a)	33,223	383		$ 7,685
Allegheny Energy Inc	19,200	418	Environmental Control - 0.44%
Alliant Energy Corp	149,872	5,126	Nalco Holding Co	14,834	367
Ameren Corp	190,412	4,943	Republic Services Inc	195,994	6,081
American Electric Power Co Inc	135,668	4,653	Waste Connections Inc (a)	5,469	196
Calpine Corp (a)	55,900	762		$ 6,644
CMS Energy Corp	535,269	8,703	Food - 2.77%
Consolidated Edison Inc	111,727	5,050	Campbell Soup Co	16,230	582
Constellation Energy Group Inc	7,305	258	ConAgra Foods Inc	214,239	5,243
DPL Inc	164,967	4,649	Corn Products International Inc	39,198	1,411
DTE Energy Co	28,991	1,397	Dean Foods Co (a)	83,292	1,308
Duke Energy Corp	67,060	1,125	Del Monte Foods Co	143,194	2,139
Dynegy Inc (a)	1,922,874	2,557	Hershey Co/The	11,957	562
Edison International	293,207	10,077	HJ Heinz Co	11,128	521
FirstEnergy Corp	76,276	2,889	Hormel Foods Corp	96,218	3,922
Great Plains Energy Inc	214,420	4,145	JM Smucker Co/The	88,541	5,407
Hawaiian Electric Industries Inc	45,202	1,055	Kellogg Co	22,003	1,209
Integrys Energy Group Inc	10,542	523	McCormick & Co Inc/MD	23,207	918
MDU Resources Group Inc	33,967	720	Ralcorp Holdings Inc (a)	10,530	701
Mirant Corp (a)	36,169	422	Safeway Inc	356,438	8,412
Northeast Utilities	152,518	4,239	Sara Lee Corp	289,831	4,121
NRG Energy Inc (a)	46,929	1,134	Smithfield Foods Inc (a)	76,949	1,442
NSTAR	16,478	603	SUPERVALU Inc	128,543	1,915
NV Energy Inc	496,180	6,197	Tyson Foods Inc	56,172	1,100
OGE Energy Corp	50,736	2,100	Whole Foods Market Inc (a)	5,487	214
Pepco Holdings Inc	169,749	2,841		$ 41,127
Pinnacle West Capital Corp	96,148	3,591	Forest Products & Paper - 1.70%
PPL Corp	170,236	4,215	International Paper Co	419,932	11,229
Progress Energy Inc	108,885	4,346	MeadWestvaco Corp	113,233	3,077
RRI Energy Inc (a)	353,995	1,441	Plum Creek Timber Co Inc	77,931	3,102
SCANA Corp	131,563	5,194	Rayonier Inc	51,050	2,500
TECO Energy Inc	111,271	1,884	Weyerhaeuser Co	105,242	5,211
Westar Energy Inc	148,124	3,509		$ 25,119
Wisconsin Energy Corp	46,331	2,433	Gas - 1.07%
Xcel Energy Inc	225,441	4,903	AGL Resources Inc	38,524	1,522
	$ 108,485		Atmos Energy Corp	39,778	1,177
			CenterPoint Energy Inc	16,020	230

See accompanying notes

207

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Gas (continued)			Insurance (continued)
Energen Corp	12,684 $	620	Axis Capital Holdings Ltd	53,477 $	1,667
National Fuel Gas Co	12,520	651	Brown & Brown Inc	7,940	160
NiSource Inc	273,148	4,452	Cincinnati Financial Corp	162,835	4,625
Sempra Energy	63,068	3,102	CNA Financial Corp (a)	27,931	785
Southern Union Co	87,979	2,298	Endurance Specialty Holdings Ltd	46,345	1,708
UGI Corp	64,154	1,764	Everest Re Group Ltd	105,356	8,075
	$ 15,816		Fidelity National Financial Inc	76,567	1,162
Hand & Machine Tools - 0.57%			First American Corp	70,669	2,444
Kennametal Inc	25,902	851	Genworth Financial Inc (a)	609,093	10,063
Lincoln Electric Holdings Inc	10,919	655	Hanover Insurance Group Inc/The	23,951	1,079
Snap-On Inc	92,653	4,464	Hartford Financial Services Group Inc	601,038	17,171
Stanley Black & Decker Inc	40,581	2,522	HCC Insurance Holdings Inc	62,709	1,705
	$ 8,492		Lincoln National Corp	215,550	6,594
Healthcare - Products - 1.48%			Loews Corp	14,140	527
Cooper Cos Inc/The	45,156	1,756	Markel Corp (a)	1,512	579
CR Bard Inc	71,776	6,211	Marsh & McLennan Cos Inc	491,584	11,906
DENTSPLY International Inc	26,441	969	Mercury General Corp	16,460	740
Hill-Rom Holdings Inc	53,326	1,691	Old Republic International Corp	76,464	1,148
Hologic Inc (a)	242,791	4,339	OneBeacon Insurance Group Ltd	5,956	97
IDEXX Laboratories Inc (a)	16,682	1,104	PartnerRe Ltd	40,324	3,128
Inverness Medical Innovations Inc (a)	37,538	1,493	Progressive Corp/The	437,532	8,789
Kinetic Concepts Inc (a)	64,114	2,776	Protective Life Corp	52,396	1,261
Patterson Cos Inc	26,901	860	Prudential Financial Inc	13,000	826
Techne Corp	6,926	459	Reinsurance Group of America Inc	36,259	1,872
Teleflex Inc	5,868	360	RenaissanceRe Holdings Ltd	32,230	1,804
	$ 22,018		StanCorp Financial Group Inc	36,043	1,620
Healthcare - Services - 1.29%			Symetra Financial Corp	5,817	79
Aetna Inc	228,992	6,767	Torchmark Corp	49,642	2,658
CIGNA Corp	75,878	2,432	Transatlantic Holdings Inc	7,005	348
Community Health Systems Inc (a)	55,942	2,286	Unitrin Inc	66,068	1,932
Coventry Health Care Inc (a)	52,740	1,252	Unum Group	217,234	5,316
DaVita Inc (a)	1,869	117	Validus Holdings Ltd	20,687	529
Health Management Associates Inc (a)	29,284	273	Wesco Financial Corp	344	130
Health Net Inc (a)	54,029	1,190	White Mountains Insurance Group Ltd	1,204	414
Humana Inc (a)	18,874	863	WR Berkley Corp	459,877	12,417
LifePoint Hospitals Inc (a)	27,407	1,046	XL Capital Ltd	574,860	10,232
Lincare Holdings Inc (a)	3,375	158		$ 136,515
Mednax Inc (a)	15,396	846	Internet - 1.53%
Tenet Healthcare Corp (a)	38,992	244	Equinix Inc (a)	24,138	2,430
Universal Health Services Inc	43,314	1,608	Expedia Inc	4,299	102
	$ 19,082		F5 Networks Inc (a)	10,000	684
Holding Companies - Diversified - 0.05%			IAC/InterActiveCorp (a)	350,274	7,853
Leucadia National Corp(a)	27,470	695	Liberty Media Corp - Interactive (a)	740,189	11,376
			VeriSign Inc (a)	3,600	98
Home Builders - 1.12%				$ 22,543
DR Horton Inc	150,154	2,205	Iron & Steel - 1.51%
KB Home	33,600	623	AK Steel Holding Corp	88,030	1,474
Lennar Corp	155,003	3,085	Allegheny Technologies Inc	44,213	2,364
MDC Holdings Inc	16,200	620	Carpenter Technology Corp	28,424	1,116
NVR Inc (a)	9,675	6,947	Cliffs Natural Resources Inc	87,941	5,499
Pulte Group Inc (a)	186,165	2,437	Reliance Steel & Aluminum Co	11,667	570
Thor Industries Inc	4,060	145	Schnitzer Steel Industries Inc	6,725	363
Toll Brothers Inc (a)	20,996	474	Steel Dynamics Inc	227,059	3,567
	$ 16,536		United States Steel Corp	135,445	7,404
Home Furnishings - 0.34%				$ 22,357
Harman International Industries Inc (a)	11,800	466	Leisure Products & Services - 0.96%
Whirlpool Corp	41,916	4,563	Harley-Davidson Inc	345,620	11,692
	$ 5,029		Royal Caribbean Cruises Ltd (a)	68,663	2,461
Housewares - 0.68%				$ 14,153
Newell Rubbermaid Inc	585,711	9,998	Lodging - 0.79%
			Choice Hotels International Inc	5,329	193
Insurance - 9.23%			Las Vegas Sands Corp (a)	74,300	1,847
Allied World Assurance Co Holdings Ltd	19,464	848	Marriott International Inc/DE	28,383	1,043
American Financial Group Inc/OH	81,342	2,394	MGM Mirage (a)	28,100	447
American International Group Inc (a)	11,587	451	Starwood Hotels & Resorts Worldwide Inc	88,303	4,814
Aon Corp	51,646	2,193	Wyndham Worldwide Corp	57,321	1,537
Arch Capital Group Ltd (a)	29,955	2,264	Wynn Resorts Ltd	20,729	1,829
Arthur J Gallagher & Co	1,879	49		$ 11,710
Aspen Insurance Holdings Ltd	21,300	575	Machinery - Construction & Mining - 0.70%
Assurant Inc	59,050	2,151	Bucyrus International Inc	53,727	3,385

See accompanying notes

208

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Machinery - Construction & Mining (continued)			Oil & Gas (continued)
Caterpillar Inc	50,200 $	3,418	Continental Resources Inc/OK (a)	14,767 $	726
Joy Global Inc	27,677	1,573	Denbury Resources Inc (a)	91,570	1,753
Terex Corp (a)	73,773	1,956	Forest Oil Corp (a)	227,690	6,671
	$ 10,332		Frontier Oil Corp	6,100	93
Machinery - Diversified - 1.06%			Helmerich & Payne Inc	28,590	1,162
AGCO Corp (a)	53,180	1,862	Hercules Offshore Inc (a)	138,387	548
Cummins Inc	114,737	8,287	Holly Corp	29,300	791
Deere & Co	12,800	766	Murphy Oil Corp	82,770	4,979
Gardner Denver Inc	13,336	671	Nabors Industries Ltd (a)	137,178	2,959
Graco Inc	8,369	290	Newfield Exploration Co (a)	320,311	18,640
IDEX Corp	8,500	286	Noble Energy Inc	46,928	3,585
Manitowoc Co Inc/The	33,487	469	Patterson-UTI Energy Inc	118,187	1,807
Rockwell Automation Inc	45,836	2,783	Pioneer Natural Resources Co	44,142	2,830
Roper Industries Inc	3,301	201	Pride International Inc (a)	16,942	514
	$ 15,615		Questar Corp	128,370	6,156
Media - 3.21%			Quicksilver Resources Inc (a)	28,657	398
Cablevision Systems Corp	162,897	4,470	Range Resources Corp	215,244	10,280
CBS Corp	1,075,889	17,440	Rowan Cos Inc (a)	46,884	1,397
Central European Media Enterprises Ltd (a)	10,460	356	SandRidge Energy Inc (a)	72,400	544
Discovery Communications Inc - C Shares (a)	36,926	1,233	St Mary Land & Exploration Co	29,464	1,185
DISH Network Corp	588,874	13,043	Sunoco Inc	37,805	1,239
Gannett Co Inc	110,113	1,874	Tesoro Corp	190,859	2,510
Liberty Global Inc - A Shares (a)	150,999	4,139	Unit Corp (a)	14,417	688
Liberty Media Corp - Capital Series A (a)	26,781	1,185	Whiting Petroleum Corp (a)	143,048	12,922
Meredith Corp	19,437	698		$ 92,452
New York Times Co/The (a)	47,430	471	Oil & Gas Services - 1.85%
News Corp - Class A	37,600	580	Baker Hughes Inc	64,476	3,209
Scripps Networks Interactive	41,975	1,903	Cameron International Corp (a)	4,944	195
Viacom Inc (a)	5,780	204	Dril-Quip Inc (a)	105,641	6,120
	$ 47,596		Exterran Holdings Inc (a)	113,151	3,298
Metal Fabrication & Hardware - 0.26%			Helix Energy Solutions Group Inc (a)	75,028	1,094
Commercial Metals Co	151,825	2,259	Key Energy Services Inc (a)	248,320	2,697
Timken Co	47,069	1,656	Oceaneering International Inc (a)	44,320	2,903
	$ 3,915		Oil States International Inc (a)	12,736	615
			SEACOR Holdings Inc (a)	5,808	489
Mining - 0.71%
Century Aluminum Co (a)	12,109	163	Smith International Inc	18,348	876
			Superior Energy Services Inc (a)	45,345	1,227
Compass Minerals International Inc	5,000	376	Weatherford International Ltd (a)	253,500	4,591
Southern Copper Corp	36,200	1,107
Titanium Metals Corp (a)	71,390	1,101		$ 27,314
Vulcan Materials Co	138,852	7,954	Packaging & Containers - 0.96%
	$ 10,701		Ball Corp	8,449	450
Miscellaneous Manufacturing - 3.85%			Bemis Co Inc	67,353	2,048
3M Co	13,028	1,155	Greif Inc	42,335	2,505
			Owens-Illinois Inc (a)	7,867	279
Aptargroup Inc	30,431	1,310
Brink's Co/The	37,192	990	Packaging Corp of America	78,088	1,932
			Pactiv Corp (a)	130,180	3,308
Carlisle Cos Inc	11,470	433
Cooper Industries PLC	79,146	3,886	Sealed Air Corp	29,413	632
Crane Co	27,260	980	Sonoco Products Co	44,133	1,462
Dover Corp	9,379	490	Temple-Inland Inc	68,651	1,601
Eastman Kodak Co (a)	245,571	1,503		$ 14,217
Eaton Corp	206,824	15,959	Pharmaceuticals - 1.01%
Harsco Corp	5,568	172	Allergan Inc/United States	16,951	1,080
Ingersoll-Rand PLC	15,213	563	AmerisourceBergen Corp	9,076	280
ITT Corp	28,309	1,573	Endo Pharmaceuticals Holdings Inc (a)	46,666	1,022
Leggett & Platt Inc	109,060	2,675	Forest Laboratories Inc (a)	113,857	3,103
Parker Hannifin Corp	151,164	10,458	Herbalife Ltd	32,560	1,571
Pentair Inc	125,580	4,541	King Pharmaceuticals Inc (a)	122,842	1,204
SPX Corp	18,557	1,297	Mead Johnson Nutrition Co	28,444	1,468
Textron Inc	298,453	6,816	Mylan Inc/PA (a)	55,323	1,219
Trinity Industries Inc	88,908	2,213	NBTY Inc (a)	68,258	2,777
	$ 57,014		Omnicare Inc	17,586	489
			Watson Pharmaceuticals Inc (a)	18,529	793
Office & Business Equipment - 0.35%
Pitney Bowes Inc	35,630	905		$ 15,006
Xerox Corp	391,811	4,271	Pipelines - 0.74%
	$ 5,176		El Paso Corp	136,350	1,650
Oil & Gas - 6.25%			Oneok Inc	18,628	915
Atwood Oceanics Inc (a)	2,097	76	Spectra Energy Corp	340,223	7,941
Cabot Oil & Gas Corp	15,991	578	Williams Cos Inc	20,544	485
Cimarex Energy Co	15,253	1,038		$ 10,991
Concho Resources Inc/Midland TX (a)	112,334	6,383

See accompanying notes

Schedule of Investments
MidCap Value Fund I
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Real Estate - 0.07%			Savings & Loans (continued)
Jones Lang LaSalle Inc	12,444 $	982	People's United Financial Inc	160,511 $	2,493
			TFS Financial Corp	18,827	266
REITS - 7.96%			Washington Federal Inc	28,833	593
Alexandria Real Estate Equities Inc	113,001	8,002		$ 11,811
AMB Property Corp	71,988	2,005	Semiconductors - 1.59%
Annaly Capital Management Inc	613,935	10,406	Advanced Micro Devices Inc (a)	46,329	420
Apartment Investment & Management Co	30,082	674	Atmel Corp (a)	115,812	630
AvalonBay Communities Inc	74,339	7,734	Cypress Semiconductor Corp (a)	95,400	1,230
Boston Properties Inc	117,371	9,255	Fairchild Semiconductor International Inc (a)	63,178	710
Brandywine Realty Trust	33,026	421	Integrated Device Technology Inc (a)	174,818	1,155
BRE Properties Inc	13,401	560	Intersil Corp	132,219	1,967
Camden Property Trust	36,658	1,775	KLA-Tencor Corp	60,506	2,061
Chimera Investment Corp	419,120	1,706	LSI Corp (a)	113,313	682
Corporate Office Properties Trust SBI MD	14,737	596	Marvell Technology Group Ltd (a)	13,228	273
Digital Realty Trust Inc	121,110	7,109	Microchip Technology Inc	4,132	121
Douglas Emmett Inc	332,035	5,559	Micron Technology Inc (a)	287,213	2,685
Duke Realty Corp	113,872	1,541	National Semiconductor Corp	51,489	761
Equity Residential	181,327	8,209	ON Semiconductor Corp (a)	838,425	6,657
Essex Property Trust Inc	32,946	3,486	PMC - Sierra Inc (a)	57,216	506
Federal Realty Investment Trust	7,934	614	Rovi Corp (a)	8,003	312
HCP Inc	49,700	1,597	Teradyne Inc (a)	276,267	3,379
Health Care REIT Inc	58,560	2,631		$ 23,549
Hospitality Properties Trust	103,567	2,744	Software - 0.71%
Host Hotels & Resorts Inc	627,650	10,205	Allscripts-Misys Healthcare Solutions Inc (a)	78,700	1,587
HRPT Properties Trust	200,159	1,569	BMC Software Inc (a)	105,320	4,145
Kimco Realty Corp	206,626	3,221	Broadridge Financial Solutions Inc	13,657	325
Liberty Property Trust	64,260	2,172	CA Inc	23,003	525
Macerich Co/The	58,489	2,615	Compuware Corp (a)	47,770	411
Mack-Cali Realty Corp	57,805	1,986	Fidelity National Information Services Inc	19,451	512
Nationwide Health Properties Inc	17,663	619	Parametric Technology Corp (a)	147,418	2,741
ProLogis	194,362	2,560		$ 10,246
Realty Income Corp	20,471	671	Telecommunications - 3.70%
Regency Centers Corp	36,409	1,495	Amdocs Ltd (a)	48,937	1,563
Senior Housing Properties Trust	65,716	1,477	CenturyTel Inc	204,113	6,963
SL Green Realty Corp	39,566	2,460	Clearwire Corp (a)	493,560	3,810
Taubman Centers Inc	24,145	1,047	CommScope Inc (a)	242,112	7,888
UDR Inc	29,526	600	Crown Castle International Corp (a)	29,784	1,127
Ventas Inc	30,713	1,450	EchoStar Holding Corp (a)	45,289	870
Vornado Realty Trust	71,344	5,948	Frontier Communications Corp	647,069	5,151
Weingarten Realty Investors	40,234	930	Harris Corp	7,378	380
	$ 117,649		JDS Uniphase Corp (a)	38,500	500
Retail - 3.36%			Leap Wireless International Inc (a)	39,730	728
Abercrombie & Fitch Co	124,075	5,426	Level 3 Communications Inc (a)	1,100,419	1,716
AutoNation Inc (a)	16,885	341	MetroPCS Communications Inc (a)	40,229	307
Barnes & Noble Inc	58,494	1,289	Motorola Inc (a)	86,900	615
Big Lots Inc (a)	13,142	502	NII Holdings Inc (a)	31,183	1,323
BJ's Wholesale Club Inc (a)	103,122	3,947	Qwest Communications International Inc	1,517,962	7,939
CarMax Inc (a)	16,424	404	Sprint Nextel Corp (a)	1,977,816	8,406
Chico's FAS Inc	21,239	316	Telephone & Data Systems Inc	17,716	614
Dollar General Corp (a)	2,688	77	Tellabs Inc	96,504	876
Foot Locker Inc	126,614	1,944	Virgin Media Inc	193,518	3,404
GameStop Corp (a)	4,955	121	Windstream Corp	50,191	554
Guess? Inc	143,410	6,578		$ 54,734
JC Penney Co Inc	304,742	8,889	Textiles - 0.23%
Ltd Brands Inc	77,383	2,074	Cintas Corp	18,601	507
Macy's Inc	227,001	5,266	Mohawk Industries Inc (a)	47,508	3,028
Office Depot Inc (a)	263,827	1,810
Penske Auto Group Inc (a)	91,474	1,370		$ 3,535
			Toys, Games & Hobbies - 0.15%
Phillips-Van Heusen Corp	4,673	294	Hasbro Inc	34,486	1,323
RadioShack Corp	90,531	1,951	Mattel Inc	38,630	890
Rite Aid Corp (a)	551,723	817
Sears Holdings Corp (a)	8,910	1,078		$ 2,213
Signet Jewelers Ltd (a)	24,368	780	Transportation - 1.45%
Tiffany & Co	2,601	126	Alexander & Baldwin Inc	4,462	159
Wendy's/Arby's Group Inc	280,900	1,492	CSX Corp	11,600	650
			Frontline Ltd/Bermuda	29,576	1,079
Williams-Sonoma Inc	99,617	2,869	Kansas City Southern (a)	120,310	4,878
	$ 49,761		Norfolk Southern Corp	6,500	386
Savings & Loans - 0.80%			Overseas Shipholding Group Inc	66,109	3,310
First Niagara Financial Group Inc	35,054	487	Ryder System Inc	126,575	5,889
Hudson City Bancorp Inc	262,755	3,495	Teekay Corp	109,891	2,753
New York Community Bancorp Inc	271,808	4,477

See accompanying notes

Schedule of Investments MidCap Value Fund I

April 30, 2010 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		Sector	Percent
			Financial	30 .54%
Transportation (continued)			Industrial	11 .69%
Tidewater Inc	43,790 $	2,347
UTI Worldwide Inc	1,977	31	Consumer, Cyclical	10 .66%
			Consumer, Non-cyclical	10 .56%
		$ 21,482	Energy	9 .01%
Trucking & Leasing - 0.03%			Communications	8 .69%
GATX Corp	11,669	381	Utilities	8 .57%
			Basic Materials	6 .54%
Water - 0.16%			Technology	3 .24%
American Water Works Co Inc	91,700	1,997	Diversified	0 .05%
Aqua America Inc	20,926	384	Other Assets in Excess of Liabilities, Net	0 .45%
		$ 2,381	TOTAL NET ASSETS	100.00%
TOTAL COMMON STOCKS		$ 1,416,943

	Maturity		Other Assets Summary (unaudited)
	Amount		Asset Type	Percent
REPURCHASE AGREEMENTS - 3.79%	(000's)	Value (000's)
Banks - 3.79%			Futures	4 .19%
Investment in Joint Trading Account; Bank of	$ 15,368	$ 15,369
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$15,675,595; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	9,996	9,996
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,196,145;
0.00% - 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	15,368	15,368
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $15,675,595;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	15,368	15,368
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $15,675,596;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 56,101
TOTAL REPURCHASE AGREEMENTS		$ 56,101
Total Investments		$ 1,473,044
Other Assets in Excess of Liabilities, Net -
0.45%		$ 6,604
TOTAL NET ASSETS - 100.00%		$ 1,479,648

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 278,666
Unrealized Depreciation		(33,141)
Net Unrealized Appreciation (Depreciation)		$ 245,525
Cost for federal income tax purposes		$ 1,227,519
All dollar amounts are shown in thousands (000's)

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
S&P Mid 400 eMini; June 2010	Long	755	$ 60,230	$ 62,031	$ 1,801
$ 1,801

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

COMMON STOCKS - 2.10%	Shares Held Value (000's)			Principal
Publicly Traded Investment Fund - 2.10%				Amount
BlackRock Liquidity Funds TempFund Portfolio	29,670,000 $	29,670	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
			California (continued)
TOTAL COMMON STOCKS		$ 29,670	San Jose Redevelopment Agency JP Morgan
	Principal		Chase Bank
	Amount		0.26%, 8/1/2028	$ 27,250	$ 27,250
BONDS - 6.54%	(000's)	Value (000's)			$ 44,614
Automobile Asset Backed Securities - 0.32%			Colorado - 0.53%
Hyundai Auto Receivables Trust			Colorado Housing & Finance Authority Wells
0.36%, 9/15/2010	$ 2,202	$ 2,203	Fargo Bank NA
World Omni Automobile Lease Securitization			0.35%, 4/1/2029	325	325
Trust			County of Kit Carson CO Wells Fargo Bank NA
0.40%, 11/15/2010	2,292	2,292	0.34%, 6/1/2027	1,700	1,700
		$ 4,495	County of Montrose CO Wells Fargo Bank NA
Banks - 0.79%			0.35%, 6/1/2010	400	400
JP Morgan Chase & Co			Sheridan Redevelopment Agency Citibank NA
2.63%, 12/1/2010	1,200	1,208	1.00%, 12/1/2029	5,000	5,000
JP Morgan Chase Bank NA					$ 7,425
0.26%, 5/21/2010(a)	8,000	8,000	Georgia - 0.14%
Morgan Stanley			Savannah College of Art & Design Inc Bank of
2.90%, 12/1/2010	2,000	2,017	America NA
		$ 11,225	0.34%, 4/1/2024	2,000	2,000
Diversified Financial Services - 2.37%
Corporate Finance Managers Inc			Illinois - 1.60%
0.30%, 2/2/2043	13,465	13,465	City of Chicago IL US Bank NA
NGSP Inc			1.34%, 7/8/2010	5,600	5,600
0.33%, 6/1/2046	20,000	20,000	Memorial Health System/IL JP Morgan Chase
		$ 33,465	Bank
Healthcare - Services - 1.20%			0.34%, 10/1/2024	16,870	16,870
Everett Clinic PS					$ 22,470
0.36%, 5/1/2022	5,300	5,300	Indiana - 0.18%
Portland Clinic LLP/The			Ball State University Foundation Inc US Bank NA
0.36%, 11/20/2027	11,560	11,560	0.30%, 9/1/2031	2,550	2,550
		$ 16,860
Insurance - 0.81%			Iowa - 0.15%
Berkshire Hathaway Inc			Iowa Finance Authority
0.23%, 5/10/2010(a)	11,400	11,400	0.34%, 3/1/2018	2,160	2,160

Other Asset Backed Securities - 1.05%			New Mexico - 0.28%
CNH Equipment Trust			City of Las Cruces NM
0.35%, 4/15/2011	12,539	12,539	0.30%, 12/1/2018	4,000	4,000
Great America Leasing Receivables
0.50%, 11/15/2010(b)	2,278	2,277	New York - 0.38%
		$ 14,816	New York City Housing Development
TOTAL BONDS		$ 92,261	Corp Landesbank Hessen-Thueringen
	Principal		0.31%, 6/1/2039	5,400	5,400
	Amount
MUNICIPAL BONDS - 8.06%	(000's)	Value (000's)	North Carolina - 0.24%
			North Carolina Capital Facilities Finance Agency
Arizona - 0.77%			0.40%, 9/1/2018	3,410	3,410
Glendale Industrial Development Authority Bank
of New York
0.40%, 7/1/2035	$ 7,240	$ 7,240	Oklahoma - 0.38%
Tucson Airport Authority Inc Bank of America			Oklahoma University Hospital
NA			0.30%, 8/15/2021	5,385	5,385
0.55%, 12/1/2018	3,635	3,635
		$ 10,875	Oregon - 0.08%
			Lake Oswego Redevelopment Agency Wells
California - 3.16%			Fargo Bank NA
Abag Finance Authority for Nonprofit Corps			0.35%, 6/1/2020	1,090	1,090
0.55%, 11/1/2031	1,935	1,935
California Statewide Communities Development			Washington - 0.17%
Authority			Washington State Housing Finance Commission
0.29%, 8/15/2034	600	600	0.30%, 9/1/2028	895	895
City of Fairfield CA Landesbank Hessen-			0.30%, 12/15/2037	1,165	1,165
Thueringen			0.39%, 12/1/2028	375	375
0.70%, 6/1/2034	2,000	2,000			$ 2,435
0.70%, 6/1/2034	2,700	2,700
City of Santa Rosa CA Landesbank Hessen-			TOTAL MUNICIPAL BONDS		$ 113,814
Thueringen
0.65%, 9/1/2024	4,560	4,560
Kern Water Bank Authority Wells Fargo Bank NA
0.30%, 7/1/2028	5,569	5,569

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
U.S. GOVERNMENT & GOVERNMENT	Amount			Amount
AGENCY OBLIGATIONS - 2.19%	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
U.S. Treasury Bill - 2.19%			Banks (continued)
0.33%, 9/23/2010(c)	$ 10,000	$ 9,987	UBS Finance Delaware LLC
0.44%, 6/3/2010(c)	13,000	12,995	0.23%, 5/13/2010	$ 8,000	$ 7,999
0.44%, 4/7/2011(c)	8,000	7,967	0.40%, 9/28/2010	5,000	4,992
		$ 30,949	0.42%, 5/28/2010	10,000	9,997
TOTAL U.S. GOVERNMENT &					$ 226,243
GOVERNMENT AGENCY OBLIGATIONS		$ 30,949	Beverages - 0.50%
	Maturity		Coca-Cola Co
	Amount		0.18%, 5/24/2010(b)	7,000	6,999
REPURCHASE AGREEMENTS - 2.60%	(000's)	Value (000's)
Banks - 2.60%			Chemicals - 3.75%
Investment in Joint Trading Account; Bank of	$ 3,740	$ 3,740	BASF SE
America Repurchase Agreement; 0.19%			0.24%, 6/28/2010(b)	8,000	7,997
dated 04/30/10 maturing 05/03/10			0.27%, 8/24/2010(b)	8,000	7,993
(collateralized by Sovereign Agency Issue;			0.65%, 7/9/2010(b)	7,500	7,491
$3,814,800; 0.88%; dated 02/28/11)			EI du Pont de Nemours & Co
Investment in Joint Trading Account; Credit Suisse	33,001	33,000	0.43%, 6/21/2010(b)	12,000	11,993
Repurchase Agreement; 0.19% dated			0.43%, 6/22/2010(b)	8,000	7,995
04/30/10 maturing 05/03/10 (collateralized by			0.55%, 9/13/2010	9,500	9,480
US Treasury Note; $33,660,000; 0.88%;					$ 52,949
dated 10/18/10)			Diversified Financial Services - 39.71%
		$ 36,740	American Express Credit
TOTAL REPURCHASE AGREEMENTS		$ 36,740	0.25%, 5/13/2010	16,000	15,999
	Principal		American Honda Finance Corp
	Amount		0.22%, 6/9/2010	7,000	6,998
COMMERCIAL PAPER - 75.15%	(000's)	Value (000's)	0.22%, 6/10/2010	8,000	7,998
Agriculture - 0.55%			0.23%, 6/17/2010	8,000	7,998
Philip Morris International Inc			0.28%, 8/31/2010	8,000	7,992
0.20%, 5/26/2010(b)	4,700	4,699	BlackRock Inc
0.29%, 6/25/2010(b)	3,000	2,999	0.22%, 5/5/2010(b)	7,700	7,700
		$ 7,698	0.22%, 5/19/2010(b)	6,000	5,999
Banks - 16.01%			0.22%, 6/15/2010	6,000	5,998
Bank of America NA			BNP Paribas Finance
0.46%, 11/18/2010	8,000	8,000	0.28%, 8/17/2010	8,000	7,993
Barclays US Funding Corp			0.33%, 11/1/2010	6,000	5,990
0.24%, 7/8/2010	7,000	6,997	CAFCO LLC
Commonwealth Bank of Australia			0.30%, 6/8/2010(b)	8,400	8,397
0.19%, 5/19/2010 (b),(d)	8,000	7,999	0.30%, 7/8/2010(b)	6,000	5,997
0.34%, 9/8/2010(b),(d)	7,000	6,992	0.30%, 7/12/2010(b)	4,670	4,667
0.35%, 9/17/2010(b),(d)	7,000	6,991	0.30%, 7/13/2010(b)	7,000	6,996
0.36%, 9/27/2010(b),(d)	8,000	7,988	0.30%, 7/19/2010(b)	8,300	8,294
Dexia Delaware LLC			Caterpillar Financial Services Corp
0.30%, 5/4/2010	7,400	7,400	0.23%, 5/12/2010	1,205	1,205
DnB NOR Bank ASA			Charta Corp
0.23%, 7/2/2010(b),(d)	9,000	8,996	0.20%, 6/1/2010(b)	3,000	2,999
0.26%, 5/25/2010(b),(d)	8,000	7,999	0.22%, 6/3/2010(b)	7,000	6,999
0.26%, 7/14/2010(b),(d)	7,800	7,796	0.24%, 6/25/2010(b)	8,000	7,997
0.28%, 6/30/2010(b),(d)	10,500	10,495	0.30%, 9/1/2010(b)	8,700	8,691
0.31%, 7/7/2010(b),(d)	5,000	4,997	0.32%, 9/2/2010(b)	8,000	7,991
Intesa Funding LLC			CRC Funding LLC
			0.28%, 8/12/2010(b)	5,900	5,895
0.23%, 6/18/2010	17,800	17,794	0.30%, 7/6/2010(b)	7,900	7,896
0.27%, 7/7/2010	7,000	6,997	0.30%, 7/7/2010(b)	6,000	5,997
0.33%, 9/9/2010	7,500	7,491	0.30%, 7/22/2010(b)	7,100	7,095
JPMorgan Chase & Co			0.34%, 9/3/2010(b)	8,000	7,991
0.20%, 5/12/2010	6,000	6,000
Royal Bank of Scotland Group PLC			Credit Agricole North America Inc
0.23%, 6/2/2010(b),(d)	8,200	8,198	0.26%, 5/28/2010	9,180	9,178
0.27%, 6/9/2010(b),(d)	6,000	5,998	0.32%, 7/6/2010	8,000	7,995
Skandinaviska Enskilda Banken AB			0.33%, 8/24/2010	6,000	5,994
0.25%, 5/4/2010(b),(d)	7,000	7,000	Danske Corp
0.27%, 5/6/2010(b),(d)	7,000	7,000	0.20%, 5/4/2010(b)	8,000	8,000
			0.28%, 6/24/2010(b)	7,000	6,997
Standard Chartered Bank/New York
0.35%, 6/1/2010(b)	9,650	9,647	Gemini Securitization Corp LLC
0.40%, 5/7/2010(b)	10,000	9,999	0.20%, 6/4/2010(b)	8,000	7,999
0.43%, 9/15/2010(b)	8,500	8,486	0.23%, 6/11/2010(b)	7,000	6,998
0.45%, 6/7/2010(b)	10,000	9,995	0.25%, 7/1/2010(b)	7,000	6,997
			0.26%, 7/6/2010(b)	8,300	8,296
State Street Corp
0.18%, 5/6/2010	6,000	6,000	ING US Funding LLC
			0.32%, 6/28/2010	4,000	3,998
			0.33%, 8/13/2010	7,000	6,993

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
COMMERCIAL PAPER (continued)	(000's)	Value (000's)	COMMERCIAL PAPER (continued)	(000's)	Value (000's)
Diversified Financial Services (continued)			Insurance - 5.75%
ING US Funding LLC (continued)			New York Life Funding
0.40%, 10/7/2010	$ 8,100	$ 8,086	0.45%, 5/3/2010(a),(e)	$ 36,000	$ 36,000
1.00%, 6/3/2010(e)	15,000	15,000	Prudential PLC
John Deere Bank SA			0.28%, 5/20/2010(b)	7,000	6,999
0.19%, 5/12/2010(b)	7,000	7,000	0.45%, 5/24/2010(b)	7,000	6,998
Metlife Funding Inc			Swiss Re Treasury US Corp
1.05%, 7/19/2010(e)	15,000	15,000	0.35%, 7/21/2010(b)	7,000	6,994
Nordea North America Inc/DE			0.36%, 7/20/2010(b)	7,500	7,494
0.28%, 7/16/2010	8,000	7,995	0.45%, 5/25/2010(b)	8,000	7,998
PACCAR Financial Corp			0.72%, 8/23/2010(b)	8,200	8,181
0.17%, 5/13/2010	2,750	2,750	0.78%, 7/8/2010(b)	600	599
0.18%, 6/4/2010	6,600	6,599			$ 81,263
Park Avenue Receivables Corp			Miscellaneous Manufacturing - 0.50%
0.17%, 5/5/2010(b)	8,000	8,000	General Electric Co
0.18%, 5/6/2010(b)	8,000	8,000	0.21%, 6/24/2010	7,000	6,998
0.22%, 5/14/2010(b)	8,000	7,999
Private Export Funding Corp			Oil & Gas - 1.13%
0.23%, 7/15/2010(b)	8,700	8,696	Total Capital SA
Prudential Funding LLC			0.23%, 6/28/2010(b)	8,000	7,997
0.25%, 5/4/2010	7,000	7,000	0.23%, 6/30/2010(b)	8,000	7,997
Rabobank USA Financial Corp					$ 15,994
0.20%, 6/8/2010	7,000	6,999	Supranational Bank - 2.87%
Ranger Funding Co LLC			Corp Andina de Fomento
0.21%, 5/12/2010	8,000	7,999	0.35%, 5/17/2010(b)	10,000	9,998
0.21%, 5/20/2010(b)	7,600	7,599	0.36%, 5/19/2010(b)	11,000	10,998
0.22%, 5/7/2010(b)	8,200	8,200	0.47%, 6/17/2010(b)	10,000	9,994
0.23%, 6/10/2010(b)	5,000	4,999	0.62%, 8/20/2010(b)	9,000	8,983
Sheffield Receivables Corp			0.68%, 6/21/2010(b)	500	500
0.19%, 5/11/2010(b)	5,000	5,000			$ 40,473
0.22%, 5/25/2010(b)	7,000	6,999
0.23%, 6/14/2010(b)	8,000	7,998	TOTAL COMMERCIAL PAPER		$ 1,061,025
0.24%, 6/7/2010(b)	7,000	6,998		Principal
0.24%, 6/16/2010(b)	7,500	7,498		Amount
			CERTIFICATE OF DEPOSIT - 3.73%	(000's)	Value (000's)
Societe Generale North America Inc			Banks - 3.28%
0.21%, 5/17/2010	7,000	6,999	Bank of America NA
0.22%, 5/3/2010	3,030	3,030	0.40%, 11/12/2010	8,000	8,000
0.31%, 8/19/2010	2,400	2,398	0.41%, 10/25/2010	8,000	8,000
0.32%, 7/20/2010	8,000	7,994	0.45%, 6/14/2010	7,300	7,300
0.32%, 8/16/2010	7,000	6,993	Citibank NA
0.35%, 9/8/2010	3,600	3,595	0.20%, 5/3/2010	8,000	8,000
Straight-A Funding LLC			US Bank NA
0.18%, 5/10/2010	8,000	8,000	0.66%, 5/18/2010	15,000	15,000
0.18%, 5/14/2010	8,000	7,999			$ 46,300
0.25%, 6/23/2010	6,000	5,998
0.26%, 6/21/2010(b)	8,000	7,997	Diversified Financial Services - 0.45%
Toyota Credit Canada Inc			Nordea Bank
0.28%, 6/29/2010	6,900	6,896	1.07%, 5/21/2010	6,300	6,300
0.33%, 5/11/2010	8,500	8,499
Toyota Motor Credit Corp			TOTAL CERTIFICATE OF DEPOSIT		$ 52,600
0.26%, 5/27/2010	7,000	6,999	Total Investments		$ 1,417,059
0.29%, 6/23/2010	7,000	6,997	Liabilities in Excess of Other Assets, Net -
0.36%, 7/26/2010	6,000	5,995	(0.37)%		$ (5,171)
Yorktown Capital LLC			TOTAL NET ASSETS - 100.00%		$ 1,411,888
0.20%, 5/3/2010(b)	7,000	7,000
0.20%, 5/24/2010(b)	7,000	6,999
0.23%, 5/26/2010(b)	12,600	12,598
			(a)	Variable Rate. Rate shown is in effect at April 30, 2010.
		$ 560,617	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Electric - 4.38%			1933. These securities may be resold in transactions exempt from
E.ON AG			registration, normally to qualified institutional buyers. Unless otherwise
0.19%, 5/18/2010	8,000	7,999	indicated, these securities are not considered illiquid. At the end of the
0.20%, 5/20/2010	7,800	7,799	period, the value of these securities totaled $637,210 or 45.13% of net
0.23%, 6/7/2010(b)	7,000	6,998
0.23%, 6/16/2010(b)	8,000	7,998	assets.
			(c) Rate shown is the discount rate.
GDF Suez			(d)	Security issued by foreign bank and denominated in USD.
0.21%, 5/3/2010(b)	7,000	7,000
0.22%, 5/19/2010(b)	8,000	7,999	(e) Security is Illiquid
0.22%, 5/21/2010(b)	8,000	7,999
0.23%, 5/24/2010(b)	8,000	7,999
		$ 61,791

See accompanying notes

Schedule of Investments Money Market Fund April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ —
Unrealized Depreciation	—
Net Unrealized Appreciation (Depreciation)	$ —
Cost for federal income tax purposes	$ 1,417,059
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	71 .77%
Revenue	6 .86%
Government	5 .06%
Utilities	4 .38%
Basic Materials	3 .75%
Consumer, Non-cyclical	2 .25%
Exchange Traded Funds	2 .10%
Asset Backed Securities	1 .37%
Energy	1 .13%
Insured	0 .76%
Industrial	0 .50%
Tax Allocation	0 .44%
Liabilities in Excess of Other Assets, Net	(0 .37)%
TOTAL NET ASSETS	100.00%

See accompanying notes

215

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

COMMON STOCKS - 0.38%	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Publicly Traded Investment Fund - 0.38%			Diversified Financial Services - 12.11%
BlackRock Preferred Income Strategies Fund Inc	242,500 $	2,510	Ameriprise Financial Inc	1,183,159 $	31,236
Flaherty & Crumrine/Claymore Preferred	335,900	5,280	Citigroup Capital IX	245,900	4,989
Securities Income Fund Inc			Citigroup Capital VII	447,900	10,297
Flaherty & Crumrine/Claymore Total Return Fund	109,500	1,853	Citigroup Capital VIII	210,379	4,656
Inc			Citigroup Capital X	308,100	6,128
	$ 9,643		Citigroup Capital XI	333,900	6,551
TOTAL COMMON STOCKS	$ 9,643		Corporate-Backed Trust Certificates 6.00%	6,000	133
CONVERTIBLE PREFERRED STOCKS -			Corporate-Backed Trust Certificates 6.00%; Series	170,300	3,442
0.09%	Shares Held Value (000's)		GS
Agriculture - 0.09%			Corporate-Backed Trust Certificates 6.30%	6,900	145
Archer-Daniels-Midland Co	57,000	2,257	Corporate-Backed Trust Certificates - Series BMY	17,300	430
			CORTS Trust for Bristol Meyers Squibb	24,400	621
TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,257		CORTS Trust for First Union Institutional Capital I	41,000	1,072
PREFERRED STOCKS - 64.34%	Shares Held Value (000's)		CORTS Trust II for Bellsouth Telecommunications	67,464	1,703
			(b)
Banks - 15.69%
ASBC Capital I	10,700	238	CORTS Trust VI for IBM Debentures	1,300	33
BAC Capital Trust I	30,200	706	Countrywide Financial Corp	634,419	13,742
BAC Capital Trust II	125,000	2,875	Credit Suisse Guernsey Ltd	1,515,792	39,107
BAC Capital Trust III	6,000	142	Deutsche Bank Capital Funding Trust IX	126,300	2,899
BAC Capital Trust V	115,700	2,372	Deutsche Bank Capital Funding Trust VIII	406,900	9,196
BAC Capital Trust VIII	162,900	3,377	Deutsche Bank Capital Funding Trust X	356,100	8,450
BAC Capital Trust X	95,000	1,975	Deutsche Bank Contingent Capital Trust II	1,655,900	36,711
BAC Capital Trust XII	53,400	1,221	Deutsche Bank Contingent Capital Trust III	531,300	13,192
Banesto Holdings Ltd (a)	87,689	2,206	General Electric Capital Corp 5.88%	36,548	901
Bank of America Corp	179,800	4,734	General Electric Capital Corp 6.00%	95,100	2,358
Bank One Capital VI	339,409	8,499	General Electric Capital Corp 6.05%	106,500	2,665
Barclays Bank PLC 6.63%	70,500	1,540	General Electric Capital Corp 6.10%	21,700	541
Barclays Bank PLC 7.10%	1,020,235	23,945	General Electric Capital Corp 6.45%	19,000	478
Barclays Bank PLC 7.75%	646,329	15,854	HSBC Finance Corp 6.88%	336,055	8,358
Barclays Bank PLC 8.13%	427,539	10,757	HSBC Finance Corp 6.00%	17,100	398
BB&T Capital Trust V	964,400	26,743	JP Morgan Chase Capital XI	708,980	16,306
BNY Capital V	114,793	2,811	JP Morgan Chase Capital XII	139,700	3,339
CoBank ACB 11.00%; Series C (a)	202,000	10,826	JP Morgan Chase Capital XIV	115,700	2,756
CoBank ACB 11.00%; Series D (b)	115,000	6,171	Merrill Lynch Capital Trust I	319,600	6,520
CoBank ACB 7.00% (a),(b)	29,000	1,178	Merrill Lynch Capital Trust II	109,200	2,222
Fifth Third Capital Trust V	94,300	2,233	Merrill Lynch Capital Trust III 7.375%	16,900	397
Fifth Third Capital Trust VI	312,571	7,448	Merrill Lynch Preferred Capital Trust IV	85,500	1,918
Fifth Third Capital Trust VII	130,300	3,440	Merrill Lynch Preferred Capital Trust V	140,294	3,220
Fleet Capital Trust IX	108,900	2,152	Morgan Stanley Capital Trust III	313,000	6,877
Fleet Capital Trust VIII	138,522	3,200	Morgan Stanley Capital Trust IV	513,971	11,148
HSBC Holdings PLC 6.20%	1,074,600	24,264	Morgan Stanley Capital Trust V	470,150	9,516
HSBC USA Inc	16,200	703	Morgan Stanley Capital Trust VI	359,930	8,296
JP Morgan Chase & Co	94,200	2,619	Morgan Stanley Capital Trust VII	176,800	4,043
JP Morgan Chase Capital XVI	60,000	1,435	Morgan Stanley Capital Trust VIII	93,700	2,071
KeyCorp Capital V	15,000	295	National City Capital Trust IV	54,200	1,393
KeyCorp Capital X	30,966	772	National Rural Utilities Cooperative Finance	19,100	463
M&T Capital Trust IV	381,400	10,309	Corp 5.95%
National Bank of Greece SA	44,700	842	National Rural Utilities Cooperative Finance	78,400	1,907
National City Capital Trust II	309,708	7,256	Corp 6.10%
National City Capital Trust III	133,900	3,076	National Rural Utilities Cooperative Finance	49,000	1,230
PNC Capital Trust C	749,300	19,721	Corp 6.75%
PNC Capital Trust D	568,900	13,540	PreferredPlus TR-CCR1 5.75%; Series GSG2	17,800	357
PNC Financial Services Group Inc	180,727	5,169	PreferredPlus TR-CCR1 6.00%; Series GSC3	59,200	1,192
Santander Finance Preferred SA Unipersonal	2,467,206	67,034	PreferredPlus TR-CCR1 6.00%; Series GSC4	42,500	853
SunTrust Capital IX	321,800	8,055	PreferredPlus TR-CCR1 6.00%; Series GSG1	14,300	294
USB Capital VI	786,800	17,475	PreferredPlus TR-CCR1 7.63%; Series VER1	13,799	356
USB Capital VII	197,700	4,399	SATURNS - Series VZ; 6.130%	11,700	289
USB Capital VIII	40,900	956	SATURNS 2003-06 6.00%; Series GS	4,000	83
USB Capital X	198,000	4,714	SATURNS 2003-11 5.63%; Series GS	10,400	204
USB Capital XI	181,392	4,488	SATURNS 2003-13 6.25%; Series CSFB	13,800	317
USB Capital XII	346,700	8,186	SATURNS 2004-04 6.00%; Series GS	140,400	2,822
Wachovia Capital Trust IX	685,800	15,917	SATURNS 2004-06 6.00%; Series GS	177,400	3,573
Wachovia Capital Trust X	34,900	899	SATURNS 2004-2 5.75%; Series GS	27,400	561
Wells Fargo Capital IX	445,743	9,704		$ 304,955
Wells Fargo Capital VII	355,439	7,987	Electric - 5.91%
Wells Fargo Capital XI	19,800	472	Alabama Power Co - Series 2007B	100,122	2,566
Wells Fargo Capital XII	219,400	5,735	Alabama Power Co - Series II	417,210	10,522
Wells Fargo Capital XIV	78,609	2,118	Dominion Resources Inc/VA	1,209,856	34,263
			Entergy Louisiana LLC (c)	9,700	238
	$ 394,783
			Entergy Texas Inc	972,023	27,100
			FPL Group Capital Inc 8.75%	473,770	13,777

See accompanying notes

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000's)		PREFERRED STOCKS (continued)	Shares Held Value (000's)
Electric (continued)			REITS (continued)
Georgia Power Capital Trust VII	102,400 $	2,570	Duke Realty Corp 6.60%	81,400 $	1,784
Georgia Power Co 5.90%	48,330	1,214	Duke Realty Corp 6.63%	261,600	5,711
Georgia Power Co 6.50%	50,000	5,075	Duke Realty Corp 6.95%	705,111	16,239
Georgia Power Co 8.20%	247,500	7,195	Duke Realty Corp 7.25%	161,732	3,899
Gulf Power Co 5.88%	1,800	45	Duke Realty Corp 8.38%	660,922	16,821
PPL Capital Funding Inc	450,400	11,377	Equity Residential	4,300	100
PPL Electric Utilities Corp	22,705	564	Harris Preferred Capital Corp	71,900	1,775
PPL Energy Supply LLC	210,800	5,365	HCP Inc 7.10%	6,400	151
SCANA Corp	22,400	614	HCP Inc 7.25%	5,400	132
Xcel Energy Inc 7.60%	975,389	26,277	HRPT Properties Trust 7.125%	748,300	17,585
	$ 148,762		HRPT Properties Trust 7.50%	302,330	6,031
Insurance - 10.45%			HRPT Properties Trust 8.75%	123,251	3,099
ABN AMRO North America Capital Funding Trust	2,500	1,759	Kimco Realty Corp 6.65%	91,149	2,122
I (a)			Kimco Realty Corp 7.75%	1,495,370	38,565
Aegon NV 4.00%	67,500	1,345	PFGI Capital Corp	48,300	1,201
Aegon NV 6.375%	523,407	10,117	Prologis - Series C	125,000	6,145
Aegon NV 6.50%	242,458	4,675	Prologis - Series G	93,600	2,028
Allianz SE	957,650	24,989	PS Business Parks Inc - Series H	161,600	3,794
Arch Capital Group Ltd 7.88%	135,400	3,384	PS Business Parks Inc - Series I	170,600	3,939
Arch Capital Group Ltd 8.00%	562,382	14,194	PS Business Parks Inc - Series K	78,100	1,953
Assured Guaranty Municipal Holdings Inc	338,125	6,726	PS Business Parks Inc - Series L	2,400	60
Assured Guaranty Municipal Holdings Inc	69,800	1,289	PS Business Parks Inc - Series M	111,686	2,637
Axis Capital Holdings Ltd	97,000	9,167	PS Business Parks Inc - Series O	32,500	796
Berkley W R Capital Trust	784,925	19,340	PS Business Parks Inc - Series P	592,709	13,443
Delphi Financial Group Inc 7.38%	480,200	10,324	Public Storage Inc 6.18%; Series D	40,600	928
Delphi Financial Group Inc 8.00%	45,500	1,149	Public Storage Inc 6.25%; Series Z	22,700	533
Everest Re Capital Trust II	381,319	8,225	Public Storage Inc 6.45%; Series F	318,900	7,507
ING Groep NV 6.13%	107,000	1,884	Public Storage Inc 6.45%; Series X	226,740	5,328
ING Groep NV 6.20%	29,700	526	Public Storage Inc 6.50%; Series W	345,625	8,271
ING Groep NV 6.38%	848,000	15,205	Public Storage Inc 6.60%; Series C	166,800	4,038
ING Groep NV 7.05%	912,938	18,167	Public Storage Inc 6.63%; Series M	264,900	6,511
ING Groep NV 7.20%	162,445	3,285	Public Storage Inc 6.75%; Series E	44,728	1,090
ING Groep NV 7.38%	844,300	17,350	Public Storage Inc 6.75%; Series L	325,000	8,060
ING Groep NV 8.50%	81,300	1,907	Public Storage Inc 6.95%; Series H	73,170	1,826
Lincoln National Capital VI	127,337	3,035	Public Storage Inc 7.00%; Series G	41,800	1,048
Lincoln National Corp 6.75%	29,400	697	Public Storage Inc 7.00%; Series N	48,000	1,210
Markel Corp	162,300	4,259	Public Storage Inc 7.25%; Series K	440,133	11,276
PartnerRe Ltd 6.50%	201,466	4,735	Public Storage Inc - Series Y (c)	98,900	2,457
PartnerRe Ltd 6.75%	133,700	3,309	Realty Income Corp - Series D	337,393	8,320
PLC Capital Trust III	12,400	306	Regency Centers Corp 6.70%	265,700	5,912
PLC Capital Trust IV	41,400	1,025	Regency Centers Corp 7.25%	257,000	6,065
PLC Capital Trust V	269,000	5,636	Regency Centers Corp 7.45%	309,344	7,449
Protective Life Corp	561,700	13,340	UDR Inc	100,500	2,355
Prudential Financial Inc	714,818	19,636	Vornado Realty LP	1,431,833	36,755
Prudential PLC 6.50%	99,800	2,308	Vornado Realty Trust - Series F	419,925	9,591
Prudential PLC 6.75%	171,492	4,131	Vornado Realty Trust - Series G	12,700	286
RenaissanceRe Holdings Ltd - Series B	114,300	2,784	Vornado Realty Trust - Series H	37,700	869
RenaissanceRe Holdings Ltd - Series C	249,435	5,066	Vornado Realty Trust - Series I	116,293	2,642
RenaissanceRe Holdings Ltd - Series D	610,800	13,468	Wachovia Corp 7.25%	397,254	9,435
Torchmark Capital Trust III	23,800	588	Weingarten Realty Investors 6.50%	819,000	18,354
XL Capital Ltd (a),(d)	180,000	3,555	Weingarten Realty Investors 6.75%	900	20
	$ 262,885		Weingarten Realty Investors 6.95%	204,300	4,750
Media - 3.13%			Weingarten Realty Investors 8.10%	1,832,200	41,060
CBS Corp 6.75%	780,000	18,494			$ 385,845
CBS Corp 7.25%	449,900	11,085	Telecommunications - 1.50%
Comcast Corp 6.63%	858,254	20,787	AT&T Inc	82,543	2,176
Comcast Corp 7.00%	290,745	7,353	Centaur Funding Corp (a)	21,543	23,704
Comcast Corp 7.00%; Series B	308,000	7,780	Telephone & Data Systems Inc 6.63%	379,318	9,028
Viacom Inc	533,500	13,322	Telephone & Data Systems Inc 7.60%	106,129	2,612
	$ 78,821		United States Cellular Corp 7.50%	15,300	380
Oil & Gas - 0.21%					$ 37,900
Nexen Inc	211,490	5,234	TOTAL PREFERRED STOCKS		$ 1,619,185
				Principal
REITS - 15.34%				Amount
AMB Property Corp - Series L	145,500	3,200	BONDS - 32.87%	(000's)	Value (000's)
AMB Property Corp - Series M	55,900	1,250	Banks - 11.89%
AMB Property Corp - Series P	144,458	3,399	ABN Amro North American Holding Preferred
BRE Properties Inc - Series C	198,777	4,534	Capital Repackage Trust I
Developers Diversified Realty Corp 7.50%	70,000	1,575	6.52%, 12/29/2049(a),(e)	$ 9,600	$ 8,352
Developers Diversified Realty Corp 8.00%	69,100	1,668	Agfirst Farm Credit Bank
Duke Realty Corp 6.50%	288,100	6,263	7.30%, 10/31/2049(a),(b)	1,850	1,657

See accompanying notes

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Banks (continued)			Banks (continued)
BankAmerica Institutional Capital A			Westpac Capital Trust III
8.07%, 12/31/2026(a)	$ 500 $	502	5.82%, 9/30/2013(a)	$ 1,300 $	1,279
Barclays Bank PLC				$ 299,043
6.28%, 12/15/2034	10,000	8,365	Diversified Financial Services - 6.49%
6.86%, 9/29/2049(a),(e)	4,000	3,660	BankBoston Capital Trust IV
7.43%, 9/15/2049(a),(e)	8,956	8,777	0.85%, 6/8/2028(e)	5,000	3,520
BB&T Capital Trust IV			Capital One Capital III
6.82%, 6/12/2057(e)	4,000	3,840	7.69%, 8/15/2036	5,700	5,586
BBVA International Preferred SA Unipersonal			Capital One Capital IV
5.92%, 12/29/2049(e)	20,700	16,619	6.75%, 2/17/2037	28,620	25,472
BNP Paribas			Countrywide Capital III
7.20%, 6/29/2049(a)	26,500	24,910	8.05%, 6/15/2027	10,160	10,160
7.20%, 6/29/2049(e)	1,000	957	Glen Meadow Pass-Through Trust
BPCE SA			6.51%, 2/12/2067(a),(e)	5,000	4,188
12.50%, 9/30/2049(a)	500	601	Goldman Sachs Capital I
Caisse Nationale des Caisses			6.35%, 2/15/2034	15,000	13,423
6.75%, 1/27/2049	1,500	1,266	HSBC Finance Capital Trust IX
CBA Capital Trust I			5.91%, 11/30/2035	5,000	4,562
5.81%, 12/31/2049(a)	10,500	10,382	JP Morgan Chase Capital XV
Corestates Capital I			5.88%, 3/15/2035	2,000	1,810
8.00%, 12/15/2026(a)	1,725	1,775	JP Morgan Chase Capital XX
Credit Agricole SA			6.55%, 9/29/2036	9,950	9,495
9.75%, 6/29/2049	22,738	23,932	JP Morgan Chase Capital XXV
Fifth Third Capital Trust IV			6.80%, 10/1/2037	8,005	8,025
6.50%, 4/15/2037(e)	8,000	6,840	JP Morgan Chase Capital XXVII
First Empire Capital Trust I			7.00%, 11/1/2039	19,700	20,252
8.23%, 2/1/2027	2,000	1,851	Old Mutual Capital Funding
First Empire Capital Trust II			8.00%, 5/29/2049	8,239	7,846
8.28%, 6/1/2027	7,000	6,500	Swiss Re Capital I LP
First Hawaiian Capital I			6.85%, 5/29/2049(a),(e)	14,100	13,086
8.34%, 7/1/2027	5,000	5,100	ZFS Finance USA Trust I
First Union Capital II			6.15%, 12/15/2065(a),(e)	5,000	4,800
7.95%, 11/15/2029	700	737	ZFS Finance USA Trust II
First Union Institutional Capital I			6.45%, 12/15/2065(a),(e)	32,430	31,295
8.04%, 12/1/2026	1,100	1,148		$ 163,520
HSBC Capital Funding LP/Jersey Channel Islands			Electric - 1.99%
9.55%, 12/29/2049(a),(e)	3,000	3,008	FPL Group Capital Inc
10.18%, 12/29/2049(a),(e)	11,000	14,069	6.35%, 10/1/2066(e)	4,000	3,800
JP Morgan Chase & Co			6.65%, 6/15/2067(e)	3,000	2,910
7.90%, 4/29/2049(e)	12,900	13,548	7.30%, 9/1/2067(e)	42,255	43,311
National Australia Bank/New York				$ 50,021
8.00%, 9/29/2049	1,200	1,281	Hand & Machine Tools - 0.63%
NB Capital Trust IV			Stanley Black & Decker Inc
8.25%, 4/15/2027	1,800	1,813	5.90%, 12/1/2045(e)	16,130	15,830
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	3,372	Insurance - 10.88%
Northgroup Preferred Capital Corp			ACE Capital Trust II
6.38%, 12/29/2049(a),(e)	8,600	8,061
			9.70%, 4/1/2030	3,690	4,479
PNC Preferred Funding Trust I			Allstate Corp/The
6.52%, 12/31/2049(a),(e)	6,700	5,744
			6.50%, 5/15/2057	1,500	1,440
Rabobank Nederland NV			AXA SA
11.00%, 12/29/2049(a),(e)	25,764	33,144	6.38%, 12/29/2049(a),(e)	35,426	31,529
Republic New York Capital I			6.46%, 12/31/2049(a),(e)	12,300	10,947
7.75%, 11/15/2026	7,200	7,391	8.60%, 12/15/2030	8,000	9,758
Santander Finance Preferred SA Unipersonal			Catlin Insurance Co Ltd
10.50%, 9/29/2049(e)	1,520	1,729	7.25%, 12/18/2049(a)	18,200	16,289
Societe Generale			Everest Reinsurance Holdings Inc
8.75%, 4/7/2049	17,300	18,616	6.60%, 5/15/2037(e)	6,700	6,097
Standard Chartered PLC			Great-West Life & Annuity Insurance Capital I
6.41%, 1/30/2017(a),(e)	5,000	4,599	6.63%, 11/15/2034(a)	4,000	3,812
7.01%, 12/29/2049(a)	11,500	10,792
			Great-West Life & Annuity Insurance Co
SunTrust Capital VIII			7.15%, 5/16/2046(a),(e)	4,750	4,560
6.10%, 12/15/2036	23,759	19,999	Hartford Financial Services Group Inc
SunTrust Preferred Capital I			8.13%, 6/15/2068(e)	10,900	11,227
5.85%, 12/31/2049(e)	6,677	5,225
			Liberty Mutual Group Inc
USB Capital IX			7.00%, 3/15/2037(a),(e)	2,700	2,393
6.19%, 4/15/2049(e)	8,750	7,602	7.80%, 3/15/2037(a)	2,000	1,850
			10.75%, 6/15/2058(a),(e)	22,000	25,630

See accompanying notes

Schedule of Investments Preferred Securities Fund April 30, 2010 (unaudited)

			(a)	Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
	Principal		registration, normally to qualified institutional buyers. Unless otherwise
	Amount		indicated, these securities are not considered illiquid. At the end of the
BONDS (continued)	(000's)	Value (000's)	period, the value of these securities totaled $398,463 or 15.83% of net
Insurance (continued)			assets.
Lincoln National Corp			(b) Security is Illiquid
7.00%, 5/17/2066(e)	$ 6,375	$ 5,897
			(c) Non-Income Producing Security
MetLife Capital Trust IV			(d)	Market value is determined in accordance with procedures established in
7.88%, 12/15/2037(a)	25,500	26,605
			good faith by the Board of Directors. At the end of the period, the value of
MetLife Capital Trust X			these securities totaled $3,555 or 0.14% of net assets.
9.25%, 4/8/2068(a)	22,000	25,740
			(e) Variable Rate. Rate shown is in effect at April 30, 2010.
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,032
Nationwide Financial Services
6.75%, 5/15/2037	10,300	8,807	Unrealized Appreciation (Depreciation)
Progressive Corp/The			The net federal income tax unrealized appreciation (depreciation) and federal tax
6.70%, 6/15/2037	15,550	15,409	cost of investments held as of the period end were as follows:
Prudential Financial Inc
8.88%, 6/15/2038(e)	24,123	27,138	Unrealized Appreciation	$ 370,106
Prudential PLC			Unrealized Depreciation	(40,272)
6.50%, 6/29/2049	10,400	9,152	Net Unrealized Appreciation (Depreciation)	$ 329,834
USF&G Capital III			Cost for federal income tax purposes	$ 2,157,397
8.31%, 7/1/2046(a)	2,000	2,193	All dollar amounts are shown in thousands (000's)
XL Capital Ltd
6.50%, 12/31/2049(e)	26,500	21,730	Portfolio Summary (unaudited)
		$ 273,714	Sector	Percent
Savings & Loans - 0.11%			Financial	84 .49%
Sovereign Capital Trust VI			Utilities	7 .90%
7.91%, 6/13/2036	3,060	2,905	Communications	4 .63%
			Industrial	1 .15%
Sovereign - 0.36%			Exchange Traded Funds	0 .38%
Svensk Exportkredit AB			Government	0 .36%
6.38%, 10/29/2049(a)	10,000	9,006	Energy	0 .21%
			Consumer, Non-cyclical	0 .09%
Transportation - 0.52%			Other Assets in Excess of Liabilities, Net	0 .79%
BNSF Funding Trust I			TOTAL NET ASSETS	100.00%
6.61%, 12/15/2055(e)	13,150	12,986

TOTAL BONDS		$ 827,025
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.53%	(000's)	Value (000's)
Banks - 1.53%
Investment in Joint Trading Account; Bank of	$ 10,549	$ 10,549
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$10,759,734; 0.00% - 4.63%; dated 06/25/10
- 10/15/15)
Investment in Joint Trading Account; Credit Suisse	6,862	6,861
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $6,998,638; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	10,549	10,549
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,759,734;
1.13% - 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	10,549	10,549
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $10,759,735;
0.00% - 5.85%; dated 03/03/10 - 02/19/25)
		$ 38,508
TOTAL REPURCHASE AGREEMENTS		$ 38,508
Total Investments		$ 2,496,618
Other Assets in Excess of Liabilities, Net -
0.79%		$ 19,938
TOTAL NET ASSETS - 100.00%		$ 2,516,556

See accompanying notes

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.89%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.58%			Cosmetics & Personal Care - 1.00%
Boeing Co/The	239,383 $	17,339	Alberto-Culver Co	101,877 $	2,934
Northrop Grumman Corp	71,830	4,872	Procter & Gamble Co	116,425	7,237
Teledyne Technologies Inc (a)	93,175	4,062		$ 10,171
	$ 26,273		Diversified Financial Services - 3.44%
Agriculture - 0.42%			Charles Schwab Corp/The	993,087	19,157
Archer-Daniels-Midland Co	152,550	4,262	Franklin Resources Inc	137,805	15,936
				$ 35,093
Airlines - 0.83%			Electric - 1.18%
Alaska Air Group Inc (a)	126,892	5,255	Edison International	118,225	4,063
Cathay Pacific Airways Ltd ADR	309,200	3,237	PG&E Corp	180,950	7,926
	$ 8,492			$ 11,989
Apparel - 1.94%			Electronics - 2.89%
Columbia Sportswear Co	110,177	6,119	Dionex Corp (a)	145,607	11,877
Nike Inc	180,202	13,679	Electro Scientific Industries Inc (a)	56,863	783
	$ 19,798		FEI Co (a)	219,042	4,929
Automobile Manufacturers - 1.37%			FLIR Systems Inc (a)	36,550	1,118
PACCAR Inc	252,302	11,737	Itron Inc (a)	67,925	5,407
Toyota Motor Corp ADR	29,726	2,292	Trimble Navigation Ltd (a)	92,018	3,010
	$ 14,029		Waters Corp (a)	31,450	2,264
Automobile Parts & Equipment - 0.60%				$ 29,388
Johnson Controls Inc	182,060	6,115	Engineering & Contruction - 1.35%
			Granite Construction Inc	129,264	4,345
Banks - 4.96%			Jacobs Engineering Group Inc (a)	195,186	9,412
Barclays PLC ADR	43,440	887		$ 13,757
City National Corp/CA	55,996	3,487	Environmental Control - 0.71%
East West Bancorp Inc	112,348	2,201	Energy Recovery Inc (a)	153,673	927
JP Morgan Chase & Co	254,044	10,817	Waste Connections Inc (a)	175,716	6,289
State Street Corp	121,015	5,264		$ 7,216
US Bancorp	151,800	4,064	Food - 2.51%
Wells Fargo & Co	682,218	22,588	Campbell Soup Co	53,600	1,922
Westamerica Bancorporation	21,594	1,269	Dairy Farm International Holdings Ltd ADR	170,522	5,866
	$ 50,577		Dean Foods Co (a)	28,600	449
Beverages - 0.51%			General Mills Inc	95,971	6,831
Brown-Forman Corp	42,297	2,461	Kroger Co/The	137,225	3,051
PepsiCo Inc	41,626	2,715	Ralcorp Holdings Inc (a)	31,875	2,122
	$ 5,176		Safeway Inc	226,450	5,344
Biotechnology - 1.73%				$ 25,585
Dendreon Corp (a)	57,326	3,108	Forest Products & Paper - 1.96%
Gilead Sciences Inc (a)	194,519	7,717	Plum Creek Timber Co Inc	113,550	4,519
Life Technologies Corp (a)	91,084	4,983	Weyerhaeuser Co	311,431	15,422
Martek Biosciences Corp (a)	82,254	1,812		$ 19,941
	$ 17,620		Gas - 1.30%
Building Materials - 0.78%			Northwest Natural Gas Co	12,850	609
Apogee Enterprises Inc	93,939	1,291	Sempra Energy	258,150	12,696
Cemex SAB de CV ADR(a)	105,622	1,255		$ 13,305
Simpson Manufacturing Co Inc	157,559	5,355	Healthcare - Products - 3.10%
	$ 7,901		Beckman Coulter Inc	109,082	6,807
Chemicals - 0.80%			Becton Dickinson and Co	36,883	2,817
FMC Corp	35,965	2,289	Johnson & Johnson	159,011	10,224
Potash Corp of Saskatchewan Inc	34,865	3,853	ResMed Inc (a)	43,905	3,004
Sigma-Aldrich Corp	35,050	2,078	Techne Corp	43,618	2,889
	$ 8,220		Varian Medical Systems Inc (a)	104,283	5,880
Commercial Services - 0.98%				$ 31,621
AMN Healthcare Services Inc (a)	112,548	1,029	Healthcare - Services - 0.79%
Resources Connection Inc (a)	148,954	2,612	DaVita Inc (a)	96,550	6,028
Robert Half International Inc	96,350	2,638	Health Net Inc (a)	51,435	1,133
TrueBlue Inc (a)	152,500	2,408	Sun Healthcare Group Inc (a)	98,830	883
Visa Inc	14,330	1,293		$ 8,044
	$ 9,980		Home Builders - 0.40%
Computers - 3.34%			KB Home	119,700	2,218
Apple Inc (a)	25,025	6,535	Winnebago Industries Inc (a)	113,017	1,879
Hewlett-Packard Co	320,925	16,678		$ 4,097
IBM Corp	74,425	9,601	Insurance - 2.14%
Mentor Graphics Corp (a)	135,961	1,222	Fidelity National Financial Inc	40,800	619
	$ 34,036		HCC Insurance Holdings Inc	132,525	3,604
Consumer Products - 1.82%			Mercury General Corp	52,633	2,368
Clorox Co	197,205	12,759	MetLife Inc	96,040	4,377
Kimberly-Clark Corp	77,550	4,751	StanCorp Financial Group Inc	240,385	10,808
WD-40 Co	28,925	1,019		$ 21,776
	$ 18,529

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Internet - 1.89%			Retail (continued)
Amazon.com Inc (a)	37,465 $	5,135	CVS Caremark Corp	60,950 $	2,251
Art Technology Group Inc (a)	521,069	2,230	Home Depot Inc	116,175	4,095
Google Inc (a)	22,755	11,956	Jack in the Box Inc (a)	142,416	3,350
	$ 19,321		McDonald's Corp	131,300	9,268
Iron & Steel - 1.45%			Nordstrom Inc	260,381	10,762
Reliance Steel & Aluminum Co	126,785	6,188	Ross Stores Inc	25,050	1,403
Schnitzer Steel Industries Inc	159,508	8,614	Starbucks Corp	542,925	14,105
	$ 14,802		Yum! Brands Inc	46,375	1,967
Leisure Products & Services - 0.78%					$ 70,962
Ambassadors Group Inc	172,679	2,096	Savings & Loans - 1.64%
Carnival Corp	84,200	3,511	Washington Federal Inc	810,809	16,678
Harley-Davidson Inc	69,411	2,348
	$ 7,955		Semiconductors - 3.64%
Lodging - 0.56%			Applied Materials Inc	478,612	6,595
Red Lion Hotels Corp (a)	741,254	5,663	Avago Technologies Ltd (a)	99,550	2,043
			Intel Corp	649,650	14,831
Machinery - Diversified - 0.34%			LSI Corp (a)	374,551	2,255
Cascade Corp	100,484	3,503	Microchip Technology Inc	175,388	5,123
			Novellus Systems Inc (a)	38,800	1,017
Media - 1.57%			QLogic Corp (a)	160,425	3,107
Walt Disney Co/The	434,910	16,022	Supertex Inc (a)	78,260	2,114
					$ 37,085
Metal Fabrication & Hardware - 0.61%			Software - 6.25%
Northwest Pipe Co (a)	3,265	79	Actuate Corp (a)	360,640	2,041
Precision Castparts Corp	47,700	6,122	Adobe Systems Inc (a)	410,205	13,779
	$ 6,201		Autodesk Inc (a)	93,750	3,188
Mining - 0.18%			Informatica Corp (a)	81,400	2,036
Freeport-McMoRan Copper & Gold Inc	23,750	1,794	Microsoft Corp	957,322	29,237
			Omnicell Inc (a)	135,778	1,813
Miscellaneous Manufacturing - 1.36%			Oracle Corp	231,369	5,979
Crane Co	70,852	2,546	Quality Systems Inc	12,663	811
General Electric Co	598,168	11,282	Quest Software Inc (a)	107,350	1,882
	$ 13,828		Sybase Inc (a)	69,953	3,034
Oil & Gas - 10.13%					$ 63,800
Apache Corp	146,640	14,922	Telecommunications - 4.71%
Berry Petroleum Co	158,956	5,145	AT&T Inc	570,550	14,869
Chevron Corp	389,693	31,736	China Mobile Ltd ADR	39,875	1,950
CNOOC Ltd ADR	22,380	3,938	Cisco Systems Inc (a)	575,000	15,479
Devon Energy Corp	124,625	8,391	Polycom Inc (a)	67,167	2,186
Nabors Industries Ltd (a)	75,676	1,632	Qualcomm Inc	71,800	2,781
Occidental Petroleum Corp	240,108	21,288	Verizon Communications Inc	374,300	10,813
Total SA ADR	114,375	6,220			$ 48,078
Transocean Ltd (a)	19,350	1,402	Toys, Games & Hobbies - 0.51%
XTO Energy Inc	181,535	8,627	Mattel Inc	226,835	5,229
	$ 103,301
Oil & Gas Services - 0.15%			Transportation - 2.19%
Natural Gas Services Group Inc (a)	87,472	1,568	Con-way Inc	103,682	4,027
			Expeditors International of Washington Inc	380,858	15,516
Pharmaceuticals - 4.79%			Union Pacific Corp	36,225	2,741
Allergan Inc/United States	222,505	14,171			$ 22,284
Bristol-Myers Squibb Co	281,018	7,107	Trucking & Leasing - 0.22%
Forest Laboratories Inc (a)	102,479	2,794	Greenbrier Cos Inc (a)	136,601	2,224
McKesson Corp	215,917	13,994
Obagi Medical Products Inc (a)	108,278	1,460	Water - 0.40%
Teva Pharmaceutical Industries Ltd ADR	20,120	1,182	California Water Service Group	106,400	4,121
VCA Antech Inc (a)	216,125	6,151
Watson Pharmaceuticals Inc (a)	49,632	2,125	TOTAL COMMON STOCKS		$ 998,117
	$ 48,984			Maturity
Publicly Traded Investment Fund - 0.07%				Amount
iShares Russell 3000 Index Fund	9,900	696	REPURCHASE AGREEMENTS - 1.94%	(000's)	Value (000's)
			Banks - 1.94%
REITS - 2.06%			Investment in Joint Trading Account; Bank of	$ 5,419	$ 5,419
Alexandria Real Estate Equities Inc	106,636	7,551	America Repurchase Agreement; 0.19%
Essex Property Trust Inc	20,035	2,120	dated 04/30/10 maturing 05/03/10
HCP Inc	239,935	7,707	(collateralized by US Treasury Notes;
Nationwide Health Properties Inc	104,213	3,649	$5,527,338; 0.00% - 4.63%; dated 06/25/10 -
	$ 21,027		10/15/15)
Retail - 6.96%
Copart Inc (a)	151,020	5,390
Costco Wholesale Corp	310,960	18,371

See accompanying notes

221

Schedule of Investments Principal Capital Appreciation Fund April 30, 2010 (unaudited)

	Maturity
	Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Credit Suisse $	3,525	$ 3,525
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $3,595,241; 0.00%
- 5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	5,419	5,419
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,527,337; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	5,419	5,419
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $5,527,338; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 19,782
TOTAL REPURCHASE AGREEMENTS		$ 19,782
Total Investments		$ 1,017,899
Other Assets in Excess of Liabilities, Net -
0.17%		$ 1,760
TOTAL NET ASSETS - 100.00%		$ 1,019,659

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 360,698
Unrealized Depreciation	(17,054)
Net Unrealized Appreciation (Depreciation)	$ 343,644
Cost for federal income tax purposes	$ 674,255
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	17 .65%
Financial	16 .18%
Consumer, Cyclical	13 .95%
Technology	13 .23%
Industrial	13 .03%
Energy	10 .28%
Communications	8 .17%
Basic Materials	4 .39%
Utilities	2 .88%
Exchange Traded Funds	0 .07%
Other Assets in Excess of Liabilities, Net	0 .17%
TOTAL NET ASSETS	100.00%

See accompanying notes

222

Schedule of Investments Real Estate Securities Fund April 30, 2010 (unaudited)

COMMON STOCKS - 99.05%	Shares Held Value (000's)			Maturity
Commercial Services - 0.42%				Amount
Corrections Corp of America (a)	369,600 $	7,658	REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
			Banks (continued)
Lodging - 2.57%			Investment in Joint Trading Account; Credit Suisse $	2,102	$ 2,103
Marriott International Inc/DE	261,045	9,596	Repurchase Agreement; 0.19% dated
Starwood Hotels & Resorts Worldwide Inc	675,400	36,816	04/30/10 maturing 05/03/10 (collateralized by
		$ 46,412	Sovereign Agency Issues; $2,144,337; 0.00%
Real Estate - 2.68%			- 5.50%; dated 03/03/10 - 10/05/29)
Brookfield Properties Corp	112,969	1,805	Investment in Joint Trading Account; Deutsche	3,232	3,232
CB Richard Ellis Group Inc (a)	1,557,800	26,981	Bank Repurchase Agreement; 0.18% dated
Jones Lang LaSalle Inc	249,000	19,641	04/30/10 maturing 05/03/10 (collateralized by
		$ 48,427	Sovereign Agency Issues; $3,296,711; 1.13%
REITS - 93.38%			- 3.75%; dated 09/09/11 - 03/09/12)
Acadia Realty Trust	806,160	15,382	Investment in Joint Trading Account; Morgan	3,232	3,232
Alexandria Real Estate Equities Inc	313,974	22,232	Stanley Repurchase Agreement; 0.18% dated
AMB Property Corp	1,307,170	36,418	04/30/10 maturing 05/03/10 (collateralized by
American Campus Communities Inc	661,912	18,646	Sovereign Agency Issues; $3,296,712; 0.00%
Apartment Investment & Management Co	714,200	16,005	- 5.85%; dated 03/03/10 - 02/19/25)
Ashford Hospitality Trust Inc (a)	412,000	3,832			$ 11,799
AvalonBay Communities Inc	745,670	77,579	TOTAL REPURCHASE AGREEMENTS		$ 11,799
Boston Properties Inc	1,265,431	99,792	Total Investments		$ 1,798,540
Brandywine Realty Trust	1,917,309	24,427	Other Assets in Excess of Liabilities, Net -
CBL & Associates Properties Inc	2,015,450	29,426	0.30%		$ 5,342
Colonial Properties Trust	1,467,695	23,145	TOTAL NET ASSETS - 100.00%		$ 1,803,882
Corporate Office Properties Trust SBI MD	106,500	4,308
Digital Realty Trust Inc	797,050	46,787
Douglas Emmett Inc	1,644,948	27,536	(a) Non-Income Producing Security
DuPont Fabros Technology Inc	84,200	1,867
Education Realty Trust Inc	916,350	6,479
Entertainment Properties Trust	433,700	18,961	Unrealized Appreciation (Depreciation)
Equity Lifestyle Properties Inc	513,847	28,524	The net federal income tax unrealized appreciation (depreciation) and federal tax
Equity Residential	1,545,146	69,949	cost of investments held as of the period end were as follows:
Essex Property Trust Inc	534,789	56,591
Federal Realty Investment Trust	556,058	43,033	Unrealized Appreciation		$ 387,243
FelCor Lodging Trust Inc (a)	291,600	2,365
			Unrealized Depreciation		(23,012)
General Growth Properties Inc	1,168,800	18,350	Net Unrealized Appreciation (Depreciation)		$ 364,231
HCP Inc	1,436,530	46,141	Cost for federal income tax purposes		$ 1,434,309
Health Care REIT Inc	1,074,438	48,274	All dollar amounts are shown in thousands (000's)
Hersha Hospitality Trust	2,479,004	14,304
Home Properties Inc	520,860	25,882	Portfolio Summary (unaudited)
Hospitality Properties Trust	1,173,399	31,083	Sector		Percent
Host Hotels & Resorts Inc	4,278,197	69,563	Financial		96 .71%
Kimco Realty Corp	1,804,005	28,124	Consumer, Cyclical		2 .57%
LaSalle Hotel Properties	1,493,949	39,365	Consumer, Non-cyclical		0 .42%
Liberty Property Trust	348,800	11,793	Other Assets in Excess of Liabilities, Net		0 .30%
Macerich Co/The	244,070	10,913
Mack-Cali Realty Corp	226,548	7,784	TOTAL NET ASSETS		100.00%
Mid-America Apartment Communities Inc	353,100	19,516
ProLogis	2,441,011	32,148
PS Business Parks Inc	212,395	12,744
Public Storage Inc	1,170,070	113,391
Ramco-Gershenson Properties Trust	626,895	7,811
Saul Centers Inc	28,577	1,130
Simon Property Group Inc	2,356,540	209,779
SL Green Realty Corp	1,201,606	74,704
Strategic Hotels & Resorts Inc (a)	426,100	2,736
Tanger Factory Outlet Centers	590,590	24,569
Taubman Centers Inc	624,815	27,098
Ventas Inc	1,256,247	59,333
Vornado Realty Trust	892,703	74,425
		$ 1,684,244
TOTAL COMMON STOCKS		$ 1,786,741
	Maturity
	Amount
REPURCHASE AGREEMENTS - 0.65%	(000's)	Value (000's)
Banks - 0.65%
Investment in Joint Trading Account; Bank of	$ 3,232	$ 3,232
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$3,296,712; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 83.20%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 1.12%			Banks (continued)
BAE Systems Holdings Inc			SunTrust Preferred Capital I
4.75%, 8/15/2010(a)	$ 500	$ 505	5.85%, 12/31/2049(b)	$ 62	$ 48
Boeing Co/The			US Bancorp
1.88%, 11/20/2012	800	810	2.88%, 11/20/2014	300	299
5.00%, 3/15/2014	170	186	3.15%, 3/4/2015	375	377
		$ 1,501	Wachovia Corp
Agriculture - 0.30%			0.40%, 3/1/2012(b)	275	273
Reynolds American Inc			5.35%, 3/15/2011	600	622
6.50%, 7/15/2010	400	403	Wells Fargo & Co
			3.63%, 4/15/2015	600	609
Automobile Asset Backed Securities - 1.97%			Westpac Banking Corp
Bank of America Auto Trust			2.25%, 11/19/2012	700	708
1.70%, 12/15/2011(a)	309	309			$ 16,142
2.67%, 7/15/2013(a)	305	311	Beverages - 2.31%
Capital Auto Receivables Asset Trust			Anheuser-Busch InBev Worldwide Inc
5.52%, 3/15/2011(b)	309	310	2.50%, 3/26/2013(a)	500	502
Ford Credit Auto Lease Trust			Dr Pepper Snapple Group Inc
1.04%, 3/15/2013(a)	300	300	2.35%, 12/21/2012	790	799
Ford Credit Auto Owner Trust			PepsiCo Inc/NC
3.96%, 4/15/2012	367	372	3.10%, 1/15/2015	1,350	1,374
5.47%, 9/15/2012(b)	350	367	SABMiller PLC
Honda Auto Receivables Owner Trust			6.20%, 7/1/2011(a)	400	420
1.50%, 11/15/2010	379	380			$ 3,095
Nissan Auto Receivables Owner Trust			Biotechnology - 0.61%
4.28%, 7/15/2013	280	291	Life Technologies Corp
		$ 2,640	3.38%, 3/1/2013	800	811
Automobile Floor Plan Asset Backed Securities -
0.17%			Building Materials - 0.78%
Nissan Master Owner Trust Receivables			CRH America Inc
1.40%, 1/15/2015(a),(b)	230	231	6.95%, 3/15/2012	400	434
			Lafarge SA
Banks - 12.07%			6.15%, 7/15/2011	590	615
American Express Bank FSB					$ 1,049
5.50%, 4/16/2013	650	703	Chemicals - 1.80%
BAC Capital Trust XIII			EI du Pont de Nemours & Co
0.66%, 3/15/2043(b)	435	298	3.25%, 1/15/2015	400	408
BAC Capital Trust XIV			Praxair Inc
5.63%, 3/15/2043(b)	550	403	1.75%, 11/15/2012	2,000	2,009
Banco Santander Chile					$ 2,417
2.88%, 11/13/2012(a)	335	335	Commercial Services - 1.01%
Bank of America Corp			Yale University
4.90%, 5/1/2013	615	647	2.90%, 10/15/2014	1,330	1,358
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	595	637	Computers - 0.16%
Bank of Nova Scotia			Seagate Technology HDD Holdings
2.25%, 1/22/2013	900	908	6.38%, 10/1/2011	200	208
Barclays Bank PLC
2.50%, 1/23/2013	2,100	2,113	Consumer Products - 0.69%
BNP Paribas/BNP Paribas US Medium-Term Note			Clorox Co
Program LLC			3.55%, 11/1/2015	890	920
2.13%, 12/21/2012	300	303
Capital One Financial Corp			Credit Card Asset Backed Securities - 0.30%
5.70%, 9/15/2011	300	314	Capital One Multi-Asset Execution Trust
Citigroup Inc			0.54%, 7/15/2013(b)	400	400
5.50%, 8/27/2012	550	578
5.50%, 4/11/2013	750	792	Diversified Financial Services - 8.99%
Deutsche Bank AG/London			American Honda Finance Corp
5.38%, 10/12/2012	630	680	2.38%, 3/18/2013(a)	800	804
Goldman Sachs Group Inc/The			BlackRock Inc
0.43%, 2/6/2012(b)	175	172	2.25%, 12/10/2012	2,000	2,033
6.88%, 1/15/2011	1,050	1,087	Capital One Bank USA NA
JP Morgan Chase & Co			5.75%, 9/15/2010	250	254
3.70%, 1/20/2015	900	919	CDP Financial Inc
5.60%, 6/1/2011	600	627	3.00%, 11/25/2014(a)	750	747
Morgan Stanley			Countrywide Financial Corp
4.20%, 11/20/2014	500	499	5.80%, 6/7/2012	375	399
4.75%, 4/1/2014	300	306	Ford Motor Credit Co LLC
Santander US Debt SA Unipersonal			9.88%, 8/10/2011	175	185
2.49%, 1/18/2013(a)	900	885

See accompanying notes

224

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Diversified Financial Services (continued)			Home Equity Asset Backed Securities
General Electric Capital Corp			(continued)
2.80%, 1/8/2013	$ 1,250 $	1,271	Residential Asset Securities Corp
3.75%, 11/14/2014	750	769	4.47%, 3/25/2032	$ 381 $	376
4.80%, 5/1/2013	575	615	4.59%, 8/25/2031	125	122
5.25%, 10/19/2012	750	808		$ 2,923
Genworth Global Funding Trusts			Insurance - 3.80%
5.20%, 10/8/2010	375	381	Berkshire Hathaway Inc
HSBC Finance Corp			0.68%, 2/11/2013(b)	1,260	1,264
0.61%, 9/14/2012(b)	325	321	3.20%, 2/11/2015	600	611
International Lease Finance Corp			Genworth Financial Inc
5.30%, 5/1/2012	400	390	6.15%, 11/15/2066(b)	185	148
Merrill Lynch & Co Inc			Metropolitan Life Global Funding I
0.45%, 11/1/2011(b)	300	297	2.50%, 1/11/2013(a)	850	853
0.48%, 6/5/2012(b)	250	245	New York Life Global Funding
5.45%, 2/5/2013	120	128	4.65%, 5/9/2013(a)	795	853
6.05%, 8/15/2012	400	429	Pacific Life Global Funding
6.15%, 4/25/2013	550	595	0.50%, 6/22/2011(a),(b)	175	174
TD Ameritrade Holding Corp			Prudential Financial Inc
2.95%, 12/1/2012	415	423	5.15%, 1/15/2013	950	1,011
Textron Financial Canada Funding Corp			Sun Life Financial Global Funding LP
5.13%, 11/1/2010	650	658	0.54%, 7/6/2010(a),(b)	175	175
USB Realty Corp				$ 5,089
6.09%, 12/22/2049(a),(b)	330	278	Media - 1.84%
	$ 12,030		Comcast Corp
Electric - 1.76%			5.45%, 11/15/2010	300	307
Duke Energy Ohio Inc			COX Communications Inc
2.10%, 6/15/2013	2,250	2,261	7.13%, 10/1/2012	300	337
Indiantown Cogeneration LP			DirecTV Holdings LLC / DirecTV Financing Co
9.26%, 12/15/2010	88	89	Inc
	$ 2,350		6.38%, 6/15/2015	1,750	1,813
Electronics - 1.28%				$ 2,457
Thermo Fisher Scientific Inc			Miscellaneous Manufacturing - 0.76%
2.15%, 12/28/2012(a)	1,720	1,718	Tyco Electronics Group SA
			6.00%, 10/1/2012	150	162
Finance - Mortgage Loan/Banker - 13.10%			Tyco International Finance SA
Fannie Mae			3.38%, 10/15/2015(d)	850	853
4.75%, 12/15/2010	6,000	6,161		$ 1,015
Federal Home Loan Banks			Mortgage Backed Securities - 12.49%
1.63%, 7/27/2011	11,250	11,374	Banc of America Commercial Mortgage Inc
	$ 17,535		0.61%, 7/10/2046(b)	45,415	581
Food - 2.39%			6.85%, 4/15/2036	200	202
General Mills Inc			Banc of America Mortgage Securities Inc
8.02%, 2/5/2013	650	746	4.03%, 5/25/2035(b)	44	44
Kraft Foods Inc			Bear Stearns Adjustable Rate Mortgage Trust
2.63%, 5/8/2013	2,400	2,454	3.71%, 9/25/2034(b)	267	235
	$ 3,200		Bear Stearns Alt-A Trust
Healthcare - Products - 0.52%			0.54%, 7/25/2035(b)	27	7
Angiotech Pharmaceuticals Inc			Bear Stearns Commercial Mortgage Securities
4.00%, 12/1/2013(b)	225	184	0.38%, 2/11/2041(b)	17,620	104
Covidien International Finance SA			7.00%, 5/20/2030	386	405
5.45%, 10/15/2012	465	507	Bella Vista Mortgage Trust
	$ 691		0.51%, 5/20/2045(b),(c)	131	75
Home Equity Asset Backed Securities - 2.19%			Chase Commercial Mortgage Securities Corp
Bear Stearns Asset Backed Securities Trust			7.56%, 10/15/2032	500	505
0.44%, 6/25/2047(b)	950	622	Citigroup / Deutsche Bank Commercial Mortgage
0.86%, 3/25/2034(b)	409	308	Trust
Countrywide Asset-Backed Certificates			0.37%, 11/15/2044(a)	46,390	378
5.51%, 8/25/2036	430	323	Commercial Mortgage Pass Through Certificates
5.56%, 4/25/2036	689	300	1.68%, 6/10/2010(a),(b)	3,145	5
5.81%, 11/25/2036	883	410	Countrywide Alternative Loan Trust
First NLC Trust			0.53%, 5/20/2046(b)	1,160	232
0.76%, 5/25/2035(b)	176	93	0.54%, 6/25/2036(b),(c)	1,203	230
Indymac Seconds Asset Backed Trust			0.76%, 9/25/2036(b)	318	201
5.77%, 5/25/2036(b)	140	129	1.77%, 7/20/2035(b)	295	158
New Century Home Equity Loan Trust			6.00%, 5/25/2036	584	443
4.76%, 11/25/2033	239	233	Countrywide Asset-Backed Certificates
Option One Mortgage Loan Trust			0.53%, 1/25/2036(b),(c)	406	310
0.71%, 3/25/2037(b),(c)	500	7	0.54%, 11/25/2035(b)	64	60

See accompanying notes

225

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse First Boston Mortgage Securities			Wachovia Bank Commercial Mortgage Trust
Corp			(continued)
0.42%, 8/15/2038(a)	$ 37,061 $	215	0.49%, 4/15/2042(a),(b)	$ 62,036 $	412
Fannie Mae			WaMu Mortgage Pass Through Certificates
0.51%, 3/25/2035(b)	72	71	0.51%, 11/25/2045(b)	40	40
0.56%, 2/25/2032(b)	136	136	0.53%, 4/25/2045(b)	69	44
Fannie Mae Whole Loan			0.55%, 7/25/2045(b)	129	107
0.46%, 5/25/2035(b),(c)	261	260	2.39%, 3/25/2033(b)	84	76
Freddie Mac				$ 16,709
0.65%, 7/15/2023(b)	546	545	Office & Business Equipment - 0.61%
0.70%, 6/15/2023(b)	199	197	Xerox Corp
GE Capital Commercial Mortgage Corp			4.25%, 2/15/2015	495	506
0.77%, 3/10/2040(a),(b)	1,854	11	5.50%, 5/15/2012	295	315
5.99%, 12/10/2035	18	18		$ 821
Ginnie Mae			Oil & Gas - 1.67%
1.26%, 10/16/2012(b)	3,813	92	Canadian Natural Resources Ltd
GMAC Commercial Mortgage Securities Inc			5.15%, 2/1/2013	650	700
0.56%, 8/10/2038(a),(b)	48,418	248	Husky Energy Inc
1.02%, 3/10/2038(a),(b)	1,753	14	5.90%, 6/15/2014	1,000	1,107
GMAC Mortgage Corp Loan Trust			6.25%, 6/15/2012	400	434
5.25%, 7/25/2034	684	588		$ 2,241
Greenwich Capital Commercial Funding Corp			Oil & Gas Services - 0.50%
0.46%, 12/10/2049(a),(b)	46,415	535
			Weatherford International Inc
GSR Mortgage Loan Trust			5.95%, 6/15/2012	375	405
4.42%, 7/25/2035(b)	439	419
			6.63%, 11/15/2011	250	268
Impac CMB Trust				$ 673
0.51%, 5/25/2037(b),(c)	590	477
1.26%, 10/25/2033(b)	47	31	Other Asset Backed Securities - 2.06%
			Carrington Mortgage Loan Trust
Indymac Index Mortgage Loan Trust			0.54%, 12/25/2035(b)	475	436
0.44%, 2/25/2037(b)	930	580
0.50%, 6/25/2037(b),(c)	691	443	CNH Equipment Trust
0.86%, 4/25/2034(b)	39	22	4.12%, 5/15/2012	184	186
			Countrywide Asset-Backed Certificates
JP Morgan Chase Commercial Mortgage Securities			6.02%, 9/25/2046(b)	1,879	1,437
Corp			Countrywide Home Equity Loan Trust
5.31%, 1/15/2049	625	629	0.48%, 12/15/2035(b)	81	30
7.20%, 11/15/2035(a),(b)	350	351
			0.49%, 2/15/2036(b)	125	102
JP Morgan Mortgage Trust			First-Citizens Home Equity Loan LLC
3.81%, 5/25/2034	232	227	0.46%, 9/15/2022(a),(b)	155	84
3.87%, 6/25/2035(b)	309	274
			GMAC Mortgage Corp Loan Trust
LB-UBS Commercial Mortgage Trust			0.44%, 8/25/2035(b)	131	51
1.64%, 10/15/2035(a),(b)	8,601	263
4.44%, 12/15/2029(b)	1,000	1,021	John Deere Owner Trust
			4.18%, 6/15/2012	245	248
6.06%, 6/15/2020	33	33	Marriott Vacation Club Owner Trust
MASTR Asset Securitization Trust			5.81%, 10/20/2029(a)	143	146
5.25%, 9/25/2033(b)	115	115
			Nomura Asset Acceptance Corp
Merrill Lynch / Countrywide Commercial			0.48%, 1/25/2036(a),(b)	203	42
Mortgage Trust
0.67%, 9/12/2049(b)	21,791	453		$ 2,762
0.86%, 7/12/2046	43,313	1,005	Packaging & Containers - 0.14%
Merrill Lynch Mortgage Trust			Pactiv Corp
0.25%, 7/12/2038	80,770	529	5.88%, 7/15/2012	175	187
0.33%, 11/12/2035(a),(b)	24,778	33
0.40%, 9/12/2042(b)	40,710	284	Pharmaceuticals - 0.71%
Morgan Stanley Dean Witter Capital I			Cardinal Health Inc
6.54%, 2/15/2031	15	16	5.65%, 6/15/2012	51	55
New Century Alternative Mortgage Loan Trust			Novartis Capital Corp
5.91%, 7/25/2036(b)	275	260	1.90%, 4/24/2013	900	903
Residential Accredit Loans Inc				$ 958
4.14%, 12/25/2035(b)	103	60	Pipelines - 0.74%
6.00%, 11/25/2032	452	456	NGPL PipeCo LLC
			6.51%, 12/15/2012(a)	650	714
Residential Funding Mortgage Securities I
3.61%, 11/25/2035(b)	424	296	ONEOK Partners LP
5.66%, 2/25/2036(b)	234	181	5.90%, 4/1/2012	255	273
Structured Asset Mortgage Investments Inc				$ 987
0.57%, 9/25/2045(b)	110	66	Real Estate - 0.44%
Thornburg Mortgage Securities Trust			Regency Centers LP
0.96%, 12/25/2033(b)	412	375	8.45%, 9/1/2010	575	583
Wachovia Bank Commercial Mortgage Trust
0.34%, 1/15/2041(a),(b)	14,488	26
See accompanying notes

226

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

	Principal			Maturity
	Amount			Amount
BONDS (continued)	(000's)	Value (000's)	REPURCHASE AGREEMENTS - 1.21%	(000's)	Value (000's)
REITS - 0.65%			Banks - 1.21%
Brandywine Operating Partnership LP			Investment in Joint Trading Account; Bank of	$ 443	$ 443
5.63%, 12/15/2010	$ 364	$ 370	America Repurchase Agreement; 0.19%
iStar Financial Inc			dated 04/30/10 maturing 05/03/10
6.00%, 12/15/2010	500	490	(collateralized by US Treasury Notes;
		$ 860	$452,282; 0.00% - 4.63%; dated 06/25/10 -
Retail - 0.34%			10/15/15)
CVS Caremark Corp			Investment in Joint Trading Account; Credit Suisse	288	289
0.55%, 6/1/2010(b)	450	450	Repurchase Agreement; 0.19% dated
			04/30/10 maturing 05/03/10 (collateralized by
Student Loan Asset Backed Securities - 0.46%			Sovereign Agency Issues; $294,185; 0.00% -
SLM Student Loan Trust			5.50%; dated 03/03/10 - 10/05/29)
1.42%, 10/25/2016(b)	600	611	Investment in Joint Trading Account; Deutsche	443	444
			Bank Repurchase Agreement; 0.18% dated
Telecommunications - 2.47%			04/30/10 maturing 05/03/10 (collateralized by
British Telecommunications PLC			Sovereign Agency Issues; $452,282; 1.13% -
5.15%, 1/15/2013	750	799	3.75%; dated 09/09/11 - 03/09/12)
Cisco Systems Inc			Investment in Joint Trading Account; Morgan	443	443
2.90%, 11/17/2014	335	342	Stanley Repurchase Agreement; 0.18% dated
Rogers Cable Inc			04/30/10 maturing 05/03/10 (collateralized by
7.88%, 5/1/2012	500	557	Sovereign Agency Issues; $452,281; 0.00% -
Telecom Italia Capital SA			5.85%; dated 03/03/10 - 02/19/25)
5.25%, 11/15/2013	750	790			$ 1,619
Telefonica Emisiones SAU			TOTAL REPURCHASE AGREEMENTS		$ 1,619
2.58%, 4/26/2013	800	802	Total Investments		$ 133,167
		$ 3,290	Other Assets in Excess of Liabilities, Net -
TOTAL BONDS		$ 111,315	0.47%		$ 628
	Principal		TOTAL NET ASSETS - 100.00%		$ 133,795
U.S. GOVERNMENT & GOVERNMENT	Amount
AGENCY OBLIGATIONS - 15.12%	(000's)	Value (000's)
Federal Home Loan Mortgage Corporation			(a)	Security exempt from registration under Rule 144A of the Securities Act of
(FHLMC) - 0.39%			1933. These securities may be resold in transactions exempt from
3.46%, 9/1/2035(b),(e)	$ 268	$ 277	registration, normally to qualified institutional buyers. Unless otherwise
4.50%, 7/1/2011(e)	63	64	indicated, these securities are not considered illiquid. At the end of the
6.50%, 12/1/2015(e)	14	15	period, the value of these securities totaled $12,877 or 9.62% of net
7.00%, 12/1/2022(e)	147	165	assets.
7.50%, 12/1/2029(e)	3	3	(b)	Variable Rate. Rate shown is in effect at April 30, 2010.
		$ 524	(c) Security is Illiquid
Federal National Mortgage Association (FNMA)			(d) Security purchased on a when-issued basis.
- 2.30%			(e)	This entity was put into conservatorship by the US Government in 2008.
2.62%, 1/1/2035(b),(e)	82	85	See Notes to Financial Statements for additional information.
2.79%, 2/1/2037(b),(e)	349	365	(f) Rate shown is the discount rate.
2.85%, 12/1/2032(b),(e)	120	125
2.86%, 2/1/2035(b),(e)	56	59
2.89%, 1/1/2035(b),(e)	316	327	Unrealized Appreciation (Depreciation)
3.04%, 10/1/2035(b),(e)	1,115	1,159	The net federal income tax unrealized appreciation (depreciation) and federal tax
3.37%, 7/1/2034(b),(e)	339	350	cost of investments held as of the period end were as follows:
3.39%, 7/1/2034(b),(e)	134	139
3.46%, 8/1/2034(b),(e)	200	208	Unrealized Appreciation		$ 1,886
4.00%, 7/1/2010(e)	77	78	Unrealized Depreciation		(8,123)
4.00%, 8/1/2010(e)	55	56	Net Unrealized Appreciation (Depreciation)		$ (6,237)
4.50%, 5/1/2010(e)	1	1	Cost for federal income tax purposes		$ 139,404
6.00%, 7/1/2028(e)	71	77	All dollar amounts are shown in thousands (000's)
7.50%, 10/1/2029(e)	12	14
8.00%, 5/1/2027(e)	5	5
8.50%, 5/1/2022(e)	30	34
		$ 3,082
U.S. Treasury - 12.43%
1.13%, 6/30/2011	10,500	10,575
1.38%, 4/15/2012	6,000	6,051
		$ 16,626
U.S. Treasury Bill - 0.00%
0.18%, 8/26/2010(f)	1	1

TOTAL U.S. GOVERNMENT &
GOVERNMENT AGENCY OBLIGATIONS		$ 20,233

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2010 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27 .16%
Government	25 .53%
Mortgage Securities	15 .18%
Consumer, Non-cyclical	8 .54%
Asset Backed Securities	7 .15%
Communications	4 .31%
Industrial	4 .08%
Energy	2 .91%
Basic Materials	1 .80%
Utilities	1 .76%
Technology	0 .77%
Consumer, Cyclical	0 .34%
Other Assets in Excess of Liabilities, Net	0 .47%
TOTAL NET ASSETS	100.00%

See accompanying notes

228

Schedule of Investments Short-Term Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS - 95.51%	(000's)	Value (000's)	BONDS (continued)	(000's)	Value (000's)
Aerospace & Defense - 0.67%			Diversified Financial Services - 9.24%
General Dynamics Corp			American Express Credit Corp
1.80%, 7/15/2011	$ 2,600	$ 2,621	5.88%, 5/2/2013	$ 7,000	$ 7,653
United Technologies Corp			American Honda Finance Corp
4.38%, 5/1/2010	2,000	2,000	3.50%, 3/16/2015(a)	1,750	1,755
		$ 4,621	4.63%, 4/2/2013(a)	6,500	6,917
Agriculture - 0.80%			BlackRock Inc
Cargill Inc			2.25%, 12/10/2012	4,250	4,319
5.20%, 1/22/2013(a)	5,250	5,595	Caterpillar Financial Services Corp
			4.85%, 12/7/2012	2,500	2,697
Banks - 11.12%			Countrywide Financial Corp
Bank of America Corp			5.80%, 6/7/2012	4,000	4,257
2.10%, 4/30/2012	3,000	3,058	FMR LLC
4.50%, 4/1/2015	2,750	2,775	4.75%, 3/1/2013(a)	9,750	10,197
6.25%, 4/15/2012	2,750	2,961	General Electric Capital Corp
Citigroup Inc			2.80%, 1/8/2013	1,750	1,779
5.50%, 8/27/2012	2,500	2,627	5.72%, 8/22/2011	5,000	5,045
Commonwealth Bank of Australia			International Lease Finance Corp
3.75%, 10/15/2014(a)	12,500	12,772	6.38%, 3/25/2013	4,000	3,851
Goldman Sachs Group Inc/The			Jefferies Group Inc
5.25%, 10/15/2013	3,500	3,671	5.88%, 6/8/2014	4,000	4,252
JP Morgan Chase & Co			John Deere Capital Corp
2.20%, 6/15/2012	5,000	5,108	4.95%, 12/17/2012	4,000	4,346
3.70%, 1/20/2015	3,500	3,572	PACCAR Financial Corp
5.38%, 10/1/2012	5,250	5,709	1.95%, 12/17/2012	7,250	7,262
Morgan Stanley					$ 64,330
1.95%, 6/20/2012	4,500	4,568	Electric - 5.20%
5.63%, 1/9/2012	4,500	4,745	Commonwealth Edison Co
Regions Bank/Birmingham AL			4.70%, 4/15/2015	2,000	2,132
3.25%, 12/9/2011	4,500	4,665	5.40%, 12/15/2011	4,500	4,787
SunTrust Bank/Atlanta GA			7.50%, 7/1/2013	1,750	1,989
3.00%, 11/16/2011	3,500	3,615	Korea Electric Power Corp
Wells Fargo & Co			5.50%, 7/21/2014(a)	4,250	4,581
3.63%, 4/15/2015	5,250	5,330	Nisource Finance Corp
4.38%, 1/31/2013	5,500	5,814	6.15%, 3/1/2013	4,250	4,644
Westpac Banking Corp			Oncor Electric Delivery Co LLC
2.25%, 11/19/2012	6,250	6,325	5.95%, 9/1/2013	8,750	9,607
		$ 77,315	6.38%, 5/1/2012	2,000	2,169
Beverages - 1.60%			Virginia Electric and Power Co
Anheuser-Busch InBev Worldwide Inc			5.10%, 11/30/2012	5,750	6,266
2.50%, 3/26/2013(a)	4,500	4,522			$ 36,175
7.20%, 1/15/2014(a)	5,750	6,619	Environmental Control - 0.45%
		$ 11,141	Allied Waste North America Inc
Chemicals - 2.00%			5.75%, 2/15/2011	3,000	3,105
Air Products & Chemicals Inc
4.15%, 2/1/2013	1,750	1,840	Finance - Mortgage Loan/Banker - 12.40%
EI du Pont de Nemours & Co			Fannie Mae
3.25%, 1/15/2015	2,750	2,808	1.00%, 4/4/2012	10,000	9,983
5.00%, 7/15/2013	2,500	2,732	1.25%, 6/22/2012	10,000	10,005
PPG Industries Inc			1.75%, 5/7/2013	10,000	10,012
5.75%, 3/15/2013	6,000	6,553	1.88%, 4/20/2012	6,000	6,088
		$ 13,933	1.88%, 10/29/2012	5,250	5,259
Commercial Services - 1.58%			2.00%, 1/9/2012	16,000	16,266
ERAC USA Finance LLC			5.00%, 10/15/2011	10,000	10,601
5.80%, 10/15/2012(a)	5,250	5,674	Freddie Mac
Western Union Co/The			1.75%, 6/15/2012	2,500	2,525
5.40%, 11/17/2011	5,000	5,303	2.50%, 4/23/2014	10,000	10,110
		$ 10,977	5.75%, 1/15/2012	5,000	5,392
Computers - 1.37%					$ 86,241
Hewlett-Packard Co			Food - 0.22%
4.25%, 2/24/2012	4,000	4,224	Kellogg Co
International Business Machines Corp			5.13%, 12/3/2012	1,400	1,529
2.10%, 5/6/2013	5,250	5,307
		$ 9,531	Healthcare - Services - 0.65%
Consumer Products - 0.66%			UnitedHealth Group Inc
Clorox Co			4.88%, 2/15/2013	4,250	4,553
5.00%, 3/1/2013	4,250	4,605
			Home Equity Asset Backed Securities - 2.75%
			Aegis Asset Backed Securities Trust
			0.74%, 3/25/2035(b)	7,412	7,219

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
BONDS (continued)	(000's) Value (000's)		BONDS (continued)	(000's) Value (000's)
Home Equity Asset Backed Securities			Mortgage Backed Securities (continued)
(continued)			Countrywide Home Loan Mortgage Pass Through
Bayview Financial Acquisition Trust			Trust (continued)
6.04%, 11/28/2036	$ 3,636 $	3,716	5.00%, 11/25/2018	$ 8,459 $	8,595
Home Equity Asset Trust			5.00%, 6/25/2034	6,612	6,615
0.69%, 10/25/2035(b)	5,782	5,743	5.00%, 8/25/2034	5,710	5,759
Mastr Asset Backed Securities Trust			5.50%, 10/25/2035	685	684
0.32%, 11/25/2036(b)	2,432	2,415	Credit Suisse First Boston Mortgage Securities
	$ 19,093		Corp
Insurance - 4.71%			6.00%, 12/25/2033	1,274	1,271
Berkshire Hathaway Inc			Fannie Mae
2.13%, 2/11/2013	7,750	7,849	5.00%, 11/25/2035	1,882	2,007
Fidelity National Financial Inc			6.00%, 2/25/2031	10,000	10,599
7.30%, 8/15/2011	4,250	4,430	Freddie Mac
Metropolitan Life Global Funding I			4.50%, 5/15/2030	2,526	2,561
2.88%, 9/17/2012(a)	1,500	1,529	5.50%, 10/15/2027	3,533	3,593
5.13%, 6/10/2014(a)	5,000	5,409	6.00%, 9/15/2029	4,831	5,026
New York Life Global Funding			Ginnie Mae
2.25%, 12/14/2012(a)	5,250	5,351	4.50%, 8/20/2032	861	906
3.00%, 5/4/2015(a),(c)	2,750	2,754	GSR Mortgage Loan Trust
Prudential Financial Inc			5.00%, 8/25/2019	5,884	6,042
3.63%, 9/17/2012	4,250	4,374	6.00%, 6/25/2036	2,296	2,041
4.50%, 7/15/2013	1,000	1,048	JP Morgan Mortgage Trust
	$ 32,744		4.50%, 9/25/2034	2,843	2,824
Iron & Steel - 1.30%			Lehman Mortgage Trust
Nucor Corp			5.75%, 4/25/2036	6,050	5,994
5.00%, 12/1/2012	8,300	9,036	Residential Accredit Loans Inc
			5.00%, 3/25/2019	4,046	3,941
Manufactured Housing Asset Backed Securities			Residential Asset Securitization Trust
- 0.02%			6.00%, 5/25/2036	2,992	1,712
Green Tree Financial Corp			Residential Funding Mortgage Securities I
7.70%, 9/15/2026(d)	120	108	5.50%, 9/25/2036	3,181	2,744
			Structured Asset Securities Corp
Media - 1.20%			5.50%, 12/25/2033	2,050	2,027
Time Warner Cable Inc			Wells Fargo Mortgage Backed Securities Trust
5.40%, 7/2/2012	3,500	3,767	5.50%, 5/25/2035	6,027	6,067
Walt Disney Co/The			5.75%, 10/25/2036(b)	3,208	3,201
4.70%, 12/1/2012	4,250	4,591		$ 136,156
	$ 8,358		Oil & Gas - 1.33%
Mining - 0.66%			Apache Corp
Vulcan Materials Co			6.25%, 4/15/2012	4,500	4,909
5.60%, 11/30/2012	4,250	4,591	Statoil ASA
			2.90%, 10/15/2014	4,250	4,314
Miscellaneous Manufacturing - 0.38%				$ 9,223
Honeywell International Inc			Oil & Gas Services - 0.78%
4.25%, 3/1/2013	2,500	2,674	Smith International Inc
			8.63%, 3/15/2014	4,500	5,394
Mortgage Backed Securities - 19.58%
Banc of America Funding Corp			Other Asset Backed Securities - 0.39%
0.34%, 7/20/2036(b)	5,199	5,097	Merrill Lynch First Franklin Mortgage Loan Trust
5.00%, 6/25/2035(b)	4,188	4,085	0.96%, 10/25/2037(b)	2,815	2,724
5.75%, 3/25/2036	3,679	3,442
Banc of America Mortgage Securities Inc			Pharmaceuticals - 1.60%
4.75%, 8/25/2033	394	395	Merck & Co Inc
4.75%, 2/25/2035	3,749	3,768	1.88%, 6/30/2011	1,000	1,013
5.00%, 2/25/2020	6,313	6,284	Novartis Capital Corp
5.00%, 5/25/2034	5,100	5,144	2.90%, 4/24/2015	4,500	4,527
5.25%, 10/25/2034	3,489	3,536	Pfizer Inc
Chase Mortgage Finance Corp			4.45%, 3/15/2012	5,250	5,560
5.50%, 5/25/2035	1,462	1,461		$ 11,100
Citicorp Mortgage Securities Inc			Real Estate - 0.81%
4.50%, 9/25/2034(b)	2,565	2,548	WCI Finance LLC / WEA Finance LLC
5.25%, 2/25/2035	5,076	5,217	5.40%, 10/1/2012(a)	5,250	5,612
5.50%, 12/25/2033	1,776	1,791
Countrywide Alternative Loan Trust			REITS - 6.53%
6.00%, 2/25/2017	2,330	2,370	Arden Realty LP
Countrywide Home Loan Mortgage Pass Through			5.25%, 3/1/2015	2,000	2,154
Trust			AvalonBay Communities Inc
4.50%, 8/25/2033	3,197	3,250	5.50%, 1/15/2012	4,500	4,743
4.75%, 8/25/2034	3,546	3,559

See accompanying notes

230

Schedule of Investments Short-Term Income Fund April 30, 2010 (unaudited)

	Principal			Principal
	Amount		U.S. GOVERNMENT & GOVERNMENT	Amount
BONDS (continued)	(000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	(000's)	Value (000's)
REITS (continued)			Federal National Mortgage Association (FNMA)
Duke Realty LP			(continued)
6.25%, 5/15/2013	$ 6,750	$ 7,221	8.50%, 11/1/2017(f)	$ 14	$ 16
ERP Operating LP			10.00%, 5/1/2022(f)	8	9
5.50%, 10/1/2012	4,000	4,301			$ 281
6.63%, 3/15/2012	5,000	5,422	Government National Mortgage Association
Health Care REIT Inc			(GNMA) - 0.02%
5.88%, 5/15/2015	4,250	4,497	8.00%, 3/15/2012	2	2
6.00%, 11/15/2013	5,250	5,666	9.00%, 4/20/2025	3	3
Nationwide Health Properties Inc			10.00%, 1/15/2019	54	62
6.25%, 2/1/2013	2,750	2,934	10.00%, 2/15/2019	1	1
6.50%, 7/15/2011	5,000	5,152	11.00%, 10/15/2015	17	19
8.25%, 7/1/2012	3,000	3,296	11.00%, 11/15/2015	26	29
		$ 45,386	11.00%, 11/15/2015	3	3
Retail - 0.77%					$ 119
Wal-Mart Stores Inc			U.S. Treasury - 1.72%
2.88%, 4/1/2015	1,750	1,763	0.88%, 12/31/2010(g)	850	853
3.20%, 5/15/2014	3,500	3,624	1.38%, 3/15/2012	5,000	5,045
		$ 5,387	1.38%, 5/15/2012	6,000	6,048
Savings & Loans - 0.00%					$ 11,946
Washington Mutual Bank / Henderson NV			TOTAL U.S. GOVERNMENT &
0.00%, 1/15/2013(e)	1,200	12	GOVERNMENT AGENCY OBLIGATIONS		$ 12,832
				Maturity
Software - 0.69%				Amount
Microsoft Corp			REPURCHASE AGREEMENTS - 2.53%	(000's)	Value (000's)
2.95%, 6/1/2014	2,000	2,055	Banks - 2.53%
Oracle Corp			Investment in Joint Trading Account; Bank of	$ 4,818	$ 4,818
3.75%, 7/8/2014	2,600	2,729	America Repurchase Agreement; 0.19%
		$ 4,784	dated 04/30/10 maturing 05/03/10
Telecommunications - 2.00%			(collateralized by US Treasury Notes;
America Movil SA de CV			$4,914,260; 0.00% - 4.63%; dated 06/25/10 -
5.50%, 3/1/2014	2,000	2,184	10/15/15)
AT&T Inc			Investment in Joint Trading Account; Credit Suisse	3,134	3,133
4.95%, 1/15/2013	4,250	4,584	Repurchase Agreement; 0.19% dated
Verizon New Jersey Inc			04/30/10 maturing 05/03/10 (collateralized by
5.88%, 1/17/2012	6,750	7,194	Sovereign Agency Issues; $3,196,467; 0.00%
		$ 13,962	- 5.50%; dated 03/03/10 - 10/05/29)
Textiles - 0.74%			Investment in Joint Trading Account; Deutsche	4,818	4,818
Mohawk Industries Inc			Bank Repurchase Agreement; 0.18% dated
7.20%, 4/15/2012	4,750	5,130	04/30/10 maturing 05/03/10 (collateralized by
			Sovereign Agency Issues; $4,914,260; 1.13%
Transportation - 0.65%			- 3.75%; dated 09/09/11 - 03/09/12)
United Parcel Service Inc			Investment in Joint Trading Account; Morgan	4,818	4,818
4.50%, 1/15/2013	4,250	4,552	Stanley Repurchase Agreement; 0.18% dated
			04/30/10 maturing 05/03/10 (collateralized by
Water - 0.66%			Sovereign Agency Issues; $4,914,260; 0.00%
Veolia Environnement			- 5.85%; dated 03/03/10 - 02/19/25)
5.25%, 6/3/2013	4,250	4,572			$ 17,587
			TOTAL REPURCHASE AGREEMENTS		$ 17,587
TOTAL BONDS		$ 664,249	Total Investments		$ 694,668
	Principal		Other Assets in Excess of Liabilities, Net -
U.S. GOVERNMENT & GOVERNMENT	Amount		0.11%		$ 788
AGENCY OBLIGATIONS - 1.85%	(000's)	Value (000's)	TOTAL NET ASSETS - 100.00%		$ 695,456
Federal Home Loan Mortgage Corporation
(FHLMC) - 0.07%
3.00%, 11/1/2021(b),(f)	$ 16	$ 17	(a)		Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 4/1/2017(f)	152	164	1933. These securities may be resold in transactions exempt from
6.00%, 5/1/2017(f)	274	296	registration, normally to qualified institutional buyers. Unless otherwise
9.50%, 8/1/2016(f)	8	9	indicated, these securities are not considered illiquid. At the end of the
		$ 486	period, the value of these securities totaled $79,287 or 11.40% of net
Federal National Mortgage Association (FNMA)			assets.
0.04%			(b)	Variable Rate. Rate shown is in effect at April 30, 2010.
2.67%, 11/1/2032(b),(f)	119	123	(c) Security purchased on a when-issued basis.
3.05%, 11/1/2022(b),(f)	3	3	(d) Security is Illiquid
4.62%, 11/1/2035(b),(f)	24	25	(e) Non-Income Producing Security
4.78%, 1/1/2019(b),(f)	6	7	(f)		This entity was put into conservatorship by the US Government in 2008.
5.61%, 4/1/2019(b),(f)	7	8	See Notes to Financial Statements for additional information.
6.50%, 1/1/2012(f)	28	29	(g)		Security or a portion of the security was pledged to cover margin
6.50%, 1/1/2014(f)	57	61	requirements for futures contracts. At the end of the period, the value of
			these securities totaled $366 or 0.05% of net assets.

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 15,852
Unrealized Depreciation		(3,900)
Net Unrealized Appreciation (Depreciation)		$ 11,952
Cost for federal income tax purposes		$ 682,716
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Financial		34 .94%
Mortgage Securities		19 .71%
Government		14 .12%
Consumer, Non-cyclical		7 .11%
Utilities		5 .86%
Basic Materials		3 .96%
Communications		3 .20%
Asset Backed Securities		3 .16%
Industrial		2 .15%
Energy		2 .11%
Technology		2 .06%
Consumer, Cyclical		1 .51%
Other Assets in Excess of Liabilities, Net		0 .11%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		5 .33%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
US 5 Year Note; June 2010	Short	320	$ 36,925	$ 37,074	$ (149)
$ (149)

All dollar amounts are shown in thousands (000's)

See accompanying notes

232

Schedule of Investments SmallCap Blend Fund April 30, 2010 (unaudited)

COMMON STOCKS - 97.41%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.21%			Chemicals (continued)
inVentiv Health Inc (a)	20,200 $	465	WR Grace & Co (a)	15,990 $	462
				$ 5,812
Aerospace & Defense - 1.94%			Commercial Services - 7.79%
Esterline Technologies Corp (a)	25,539	1,425	Aaron's Inc	40,275	909
Moog Inc (a)	16,790	624	ABM Industries Inc	38,510	828
Teledyne Technologies Inc (a)	20,687	902	Advance America Cash Advance Centers Inc	55,210	316
Triumph Group Inc	17,450	1,354	American Public Education Inc (a)	9,670	410
	$ 4,305		CBIZ Inc (a)	69,700	488
Apparel - 2.69%			Coinstar Inc (a)	23,640	1,049
Carter's Inc (a)	21,680	699	Corinthian Colleges Inc (a)	31,910	498
G-III Apparel Group Ltd (a)	21,946	628	Cornell Cos Inc (a)	41,594	1,144
Steven Madden Ltd (a)	26,063	1,511	Emergency Medical Services Corp (a)	23,140	1,224
True Religion Apparel Inc (a)	51,500	1,609	Euronet Worldwide Inc (a)	30,990	494
Warnaco Group Inc/The (a)	31,232	1,494	Global Cash Access Holdings Inc (a)	101,160	878
	$ 5,941		Grand Canyon Education Inc (a)	14,050	340
Automobile Parts & Equipment - 0.78%			Healthcare Services Group Inc	40,430	869
ArvinMeritor Inc (a)	16,100	247	Kenexa Corp (a)	6,153	92
Dana Holding Corp (a)	30,230	404	Kforce Inc (a)	41,810	581
Dorman Products Inc (a)	16,150	409	On Assignment Inc (a)	39,970	281
Tenneco Inc (a)	22,390	577	Parexel International Corp (a)	63,070	1,487
Wonder Auto Technology Inc (a)	7,359	85	Providence Service Corp/The (a)	18,460	306
	$ 1,722		Rent-A-Center Inc/TX (a)	55,520	1,434
Banks - 5.99%			Steiner Leisure Ltd (a)	16,723	784
Banco Latinoamericano de Comercio Exterior SA	56,030	794	TeleTech Holdings Inc (a)	64,390	1,066
Bancorp Inc/DE (a)	32,482	288	TNS Inc (a)	26,408	685
Camden National Corp	7,253	259	Towers Watson & Co	14,630	702
City Holding Co	23,443	822	Valassis Communications Inc (a)	10,690	349
Columbia Banking System Inc	24,465	550		$ 17,214
Community Bank System Inc	39,490	974	Computers - 1.50%
Community Trust Bancorp Inc	10,910	328	CACI International Inc (a)	10,760	510
East West Bancorp Inc	54,245	1,063	Insight Enterprises Inc (a)	41,730	627
First Bancorp/Troy NC	18,170	296	Rimage Corp (a)	14,630	257
First Interstate Bancsystem Inc	14,192	229	Super Micro Computer Inc (a)	31,400	445
Iberiabank Corp	10,988	677	SYKES Enterprises Inc (a)	26,380	600
Independent Bank Corp/Rockland MA	20,020	519	Syntel Inc	17,110	618
Nara Bancorp Inc (a)	12,930	116	Unisys Corp (a)	9,080	255
NBT Bancorp Inc	29,790	729		$ 3,312
PrivateBancorp Inc	26,670	382	Consumer Products - 1.60%
Prosperity Bancshares Inc	38,020	1,491	American Greetings Corp	47,930	1,177
Renasant Corp	20,020	331	Central Garden and Pet Co - A Shares (a)	80,800	835
Signature Bank/New York NY (a)	13,940	563	Ennis Inc	20,270	375
Southwest Bancorp Inc/Stillwater OK	19,578	287	Helen of Troy Ltd (a)	15,560	420
Tompkins Financial Corp	8,646	351	Tupperware Brands Corp	14,200	725
Trustmark Corp	43,380	1,062		$ 3,532
United Bankshares Inc	21,200	616	Distribution & Wholesale - 0.91%
Webster Financial Corp	25,400	526	Beacon Roofing Supply Inc (a)	42,820	951
	$ 13,253		Brightpoint Inc (a)	39,600	320
Biotechnology - 3.89%			Core-Mark Holding Co Inc (a)	6,265	191
Acorda Therapeutics Inc (a)	8,980	348	United Stationers Inc (a)	9,050	554
Affymax Inc (a)	29,800	711		$ 2,016
Arqule Inc (a)	67,560	430	Diversified Financial Services - 1.18%
Bio-Rad Laboratories Inc (a)	7,130	796	Calamos Asset Management Inc	35,970	448
Celldex Therapeutics Inc (a)	54,880	448	KBW Inc (a)	36,450	1,092
Cubist Pharmaceuticals Inc (a)	41,222	924	National Financial Partners Corp (a)	6,395	98
Cytokinetics Inc (a)	96,404	310	Piper Jaffray Cos (a)	9,120	359
Exelixis Inc (a)	135,140	781	SWS Group Inc	54,590	604
Human Genome Sciences Inc (a)	60,877	1,686		$ 2,601
Incyte Corp (a)	69,790	937	Electric - 2.14%
Ligand Pharmaceuticals Inc (a)	130,990	241	Avista Corp	64,550	1,396
OncoGenex Pharmaceutical Inc (a)	16,284	358	IDACORP Inc	19,440	701
Vical Inc (a)	96,421	349	NorthWestern Corp	41,870	1,265
XOMA Ltd (a)	419,700	278	Unisource Energy Corp	41,310	1,377
	$ 8,597			$ 4,739
Chemicals - 2.62%			Electrical Components & Equipment - 0.53%
HB Fuller Co	45,340	1,063	EnerSys (a)	29,090	753
Innophos Holdings Inc	47,930	1,366	Fushi Copperweld Inc (a)	37,354	413
Olin Corp	81,880	1,719		$ 1,166
Sensient Technologies Corp	20,710	653	Electronics - 2.79%
Stepan Co	7,250	549	Benchmark Electronics Inc (a)	59,030	1,277
			Brady Corp	16,790	577

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Electronics (continued)			Insurance (continued)
Checkpoint Systems Inc (a)	17,350 $	392	Radian Group Inc	31,430 $	446
CTS Corp	37,310	392	StanCorp Financial Group Inc	12,990	584
LaBarge Inc (a)	20,125	249	Symetra Financial Corp	24,017	324
Multi-Fineline Electronix Inc (a)	21,690	562	Unitrin Inc	9,140	267
OSI Systems Inc (a)	13,390	349	Validus Holdings Ltd	16,690	427
Park Electrochemical Corp	15,500	468		$ 7,591
Rofin-Sinar Technologies Inc (a)	29,100	773	Internet - 2.14%
Watts Water Technologies Inc	13,420	476	Art Technology Group Inc (a)	150,348	644
Woodward Governor Co	19,600	628	Earthlink Inc	119,540	1,078
	$ 6,143		j2 Global Communications Inc (a)	32,780	789
Engineering & Contruction - 1.33%			Perficient Inc (a)	32,680	408
EMCOR Group Inc (a)	54,153	1,546	SonicWALL Inc (a)	39,040	396
Exponent Inc (a)	10,290	307	TIBCO Software Inc (a)	124,290	1,417
Insituform Technologies Inc (a)	30,890	740		$ 4,732
Sterling Construction Co Inc (a)	20,040	351	Investment Companies - 0.77%
	$ 2,944		Ares Capital Corp	91,970	1,459
Entertainment - 0.88%			PennantPark Investment Corp	21,327	233
Bally Technologies Inc (a)	31,830	1,468		$ 1,692
National CineMedia Inc	25,430	484	Iron & Steel - 0.10%
	$ 1,952		Schnitzer Steel Industries Inc	4,220	228
Environmental Control - 0.28%
Tetra Tech Inc (a)	25,440	620	Leisure Products & Services - 0.36%
			Polaris Industries Inc	13,430	795
Food - 1.78%
American Italian Pasta Co (a)	33,960	1,332	Machinery - Diversified - 2.33%
Diamond Foods Inc	18,320	783	Alamo Group Inc	13,360	315
Fresh Del Monte Produce Inc (a)	18,390	384	Altra Holdings Inc (a)	24,090	365
Seneca Foods Corp (a)	10,110	332	Applied Industrial Technologies Inc	29,240	900
TreeHouse Foods Inc (a)	26,370	1,115	Briggs & Stratton Corp	34,810	826
	$ 3,946		Chart Industries Inc (a)	37,060	852
Forest Products & Paper - 0.28%			Middleby Corp (a)	17,760	1,086
PH Glatfelter Co	42,290	621	Wabtec Corp/DE	17,170	817
				$ 5,161
Gas - 0.25%			Media - 0.30%
WGL Holdings Inc	15,360	549	Journal Communications Inc (a)	54,190	307
			Scholastic Corp	13,340	360
Hand & Machine Tools - 0.95%				$ 667
Franklin Electric Co Inc	13,380	468	Metal Fabrication & Hardware - 0.53%
Regal-Beloit Corp	25,830	1,634	CIRCOR International Inc	11,040	380
	$ 2,102		Dynamic Materials Corp	29,220	525
Healthcare - Products - 2.62%			LB Foster Co (a)	9,180	272
American Medical Systems Holdings Inc (a)	67,290	1,206		$ 1,177
Immucor Inc (a)	75,353	1,613	Mining - 0.57%
Integra LifeSciences Holdings Corp (a)	9,210	418	Hecla Mining Co (a)	94,140	562
Merit Medical Systems Inc (a)	34,030	550	Kaiser Aluminum Corp	17,700	711
Orthofix International NV (a)	14,920	510		$ 1,273
PSS World Medical Inc (a)	63,590	1,490	Miscellaneous Manufacturing - 1.92%
	$ 5,787		Actuant Corp	62,170	1,425
Healthcare - Services - 3.34%			AO Smith Corp	16,540	854
Amedisys Inc (a)	22,687	1,306	Brink's Co/The	27,180	724
AMERIGROUP Corp (a)	18,530	672	ESCO Technologies Inc	17,880	552
Ensign Group Inc/The	27,274	474	Koppers Holdings Inc	24,223	682
Gentiva Health Services Inc (a)	17,790	510		$ 4,237
ICON PLC ADR(a)	31,120	908	Oil & Gas - 2.20%
LHC Group Inc (a)	27,170	927	Berry Petroleum Co	25,140	814
Magellan Health Services Inc (a)	36,750	1,551	Callon Petroleum Co (a)	41,090	249
Odyssey HealthCare Inc (a)	21,290	443	Concho Resources Inc/Midland TX (a)	16,400	932
Psychiatric Solutions Inc (a)	18,730	603	Petroquest Energy Inc (a)	205,240	1,213
	$ 7,394		Swift Energy Co (a)	46,045	1,666
Home Furnishings - 0.91%				$ 4,874
Tempur-Pedic International Inc (a)	59,710	2,012	Oil & Gas Services - 1.65%
			Dril-Quip Inc (a)	15,070	873
Insurance - 3.43%			Lufkin Industries Inc	18,190	1,548
Aspen Insurance Holdings Ltd	39,980	1,079	RPC Inc	47,940	654
Delphi Financial Group Inc	45,994	1,265	T-3 Energy Services Inc (a)	19,120	569
eHealth Inc (a)	19,050	261		$ 3,644
Flagstone Reinsurance Holdings Ltd	33,120	369	Packaging & Containers - 1.43%
Max Capital Group Ltd	34,020	758	BWAY Holding Co (a)	22,870	452
OneBeacon Insurance Group Ltd	14,530	236	Rock-Tenn Co	30,430	1,570
Platinum Underwriters Holdings Ltd	42,330	1,575

See accompanying notes

234

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Packaging & Containers (continued)			Semiconductors (continued)
Silgan Holdings Inc	18,990 $	1,146	Hittite Microwave Corp (a)	21,990 $	1,128
	$ 3,168		IXYS Corp (a)	50,130	453
Pharmaceuticals - 3.00%			Kopin Corp (a)	79,590	335
Alexza Pharmaceuticals Inc (a)	89,435	299	Micrel Inc	35,150	410
Catalyst Health Solutions Inc (a)	36,070	1,526	Microsemi Corp (a)	36,360	602
Cornerstone Therapeutics Inc (a)	37,066	259	PMC - Sierra Inc (a)	80,820	715
Dyax Corp (a)	82,270	288	Skyworks Solutions Inc (a)	104,160	1,754
Idenix Pharmaceuticals Inc (a)	23,289	108	Standard Microsystems Corp (a)	13,920	357
Orexigen Therapeutics Inc (a)	88,630	601			$ 8,698
Par Pharmaceutical Cos Inc (a)	20,870	566	Software - 3.54%
Perrigo Co	17,280	1,055	ACI Worldwide Inc (a)	22,810	429
SXC Health Solutions Corp (a)	4,040	282	CSG Systems International Inc (a)	19,490	443
Vivus Inc (a)	69,260	706	Informatica Corp (a)	30,050	752
XenoPort Inc (a)	91,460	951	JDA Software Group Inc (a)	25,247	730
	$ 6,641		Mantech International Corp (a)	15,070	679
Publicly Traded Investment Fund - 0.11%			MicroStrategy Inc (a)	10,140	777
THL Credit Inc (a)	18,100	235	Pegasystems Inc	34,630	1,097
			Quest Software Inc (a)	42,050	737
REITS - 5.95%			SYNNEX Corp (a)	37,620	1,031
Agree Realty Corp	10,720	275	Taleo Corp (a)	44,940	1,167
Ashford Hospitality Trust Inc (a)	38,080	354			$ 7,842
BioMed Realty Trust Inc	36,600	677	Telecommunications - 3.62%
CBL & Associates Properties Inc	77,130	1,126	Anaren Inc (a)	18,870	280
Chimera Investment Corp	190,039	773	Arris Group Inc (a)	81,711	1,004
Entertainment Properties Trust	19,120	836	Consolidated Communications Holdings Inc	49,420	917
Essex Property Trust Inc	8,760	927	InterDigital Inc (a)	29,590	819
Getty Realty Corp	11,810	292	MasTec Inc (a)	29,180	365
Hersha Hospitality Trust	191,233	1,104	Oplink Communications Inc (a)	16,410	248
Home Properties Inc	11,360	565	PAETEC Holding Corp (a)	134,920	672
Inland Real Estate Corp	79,330	747	Polycom Inc (a)	28,390	924
Kilroy Realty Corp	45,630	1,600	Premiere Global Services Inc (a)	59,930	561
PS Business Parks Inc	12,810	768	SAVVIS Inc (a)	48,800	859
Saul Centers Inc	15,020	594	Symmetricom Inc (a)	44,090	292
Sunstone Hotel Investors Inc (a)	58,940	750	Syniverse Holdings Inc (a)	28,700	576
Universal Health Realty Income Trust	7,820	260	Tekelec (a)	26,090	473
Urstadt Biddle Properties Inc	18,049	304			$ 7,990
Washington Real Estate Investment Trust	38,430	1,209	Transportation - 2.61%
	$ 13,161		Atlas Air Worldwide Holdings Inc (a)	24,060	1,330
Retail - 6.47%			Bristow Group Inc (a)	39,800	1,541
Asbury Automotive Group Inc (a)	50,190	780	Heartland Express Inc	72,170	1,194
Barnes & Noble Inc	36,000	793	HUB Group Inc (a)	39,920	1,278
Big 5 Sporting Goods Corp	31,780	539	Marten Transport Ltd (a)	20,320	444
Cash America International Inc	21,860	810			$ 5,787
DineEquity Inc (a)	13,200	543	Trucking & Leasing - 0.28%
Dress Barn Inc (a)	55,300	1,531	TAL International Group Inc	24,180	628
Einstein Noah Restaurant Group Inc (a)	14,485	188
First Cash Financial Services Inc (a)	14,800	327	TOTAL COMMON STOCKS		$ 215,499
Jo-Ann Stores Inc (a)	33,600	1,482		Maturity
JOS A Bank Clothiers Inc (a)	8,760	533		Amount
PF Chang's China Bistro Inc (a)	17,840	779	REPURCHASE AGREEMENTS - 2.92%	(000's)	Value (000's)
Pier 1 Imports Inc (a)	65,270	540	Banks - 2.92%
Ruby Tuesday Inc (a)	119,920	1,342	Investment in Joint Trading Account; Bank of	$ 1,767	$ 1,767
Sally Beauty Holdings Inc (a)	74,560	712	America Repurchase Agreement; 0.19%
			dated 04/30/10 maturing 05/03/10
Stage Stores Inc	38,960	594	(collateralized by US Treasury Notes;
Texas Roadhouse Inc (a)	76,420	1,129	$1,802,316; 0.00% - 4.63%; dated 06/25/10 -
Wet Seal Inc/The (a)	168,051	795	10/15/15)

World Fuel Services Corp	32,360	920
	$ 14,337		Investment in Joint Trading Account; Credit Suisse	1,149	1,149
Savings & Loans - 0.99%			Repurchase Agreement; 0.19% dated
Dime Community Bancshares	21,510	274	04/30/10 maturing 05/03/10 (collateralized by
ESSA Bancorp Inc	17,603	222	Sovereign Agency Issues; $1,172,312; 0.00%
Flushing Financial Corp	30,738	419	- 5.50%; dated 03/03/10 - 10/05/29)
Investors Bancorp Inc (a)	48,680	677	Investment in Joint Trading Account; Deutsche	1,767	1,767
OceanFirst Financial Corp	23,130	298	Bank Repurchase Agreement; 0.18% dated
United Financial Bancorp Inc	21,900	306	04/30/10 maturing 05/03/10 (collateralized by
	$ 2,196		Sovereign Agency Issues; $1,802,316; 1.13%
Semiconductors - 3.93%			- 3.75%; dated 09/09/11 - 03/09/12)
Cabot Microelectronics Corp (a)	21,290	817
Diodes Inc (a)	50,240	1,079
Entegris Inc (a)	169,390	1,048

See accompanying notes

235

Schedule of Investments
SmallCap Blend Fund
April 30, 2010 (unaudited)

Maturity
Amount
REPURCHASE AGREEMENTS (continued)	(000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; Morgan	$ 1,767	$ 1,767
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,802,317; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
$ 6,450
TOTAL REPURCHASE AGREEMENTS		$ 6,450
Total Investments		$ 221,949
Liabilities in Excess of Other Assets, Net -
(0.33)%		$ (721)
TOTAL NET ASSETS - 100.00%		$ 221,228

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 51,259
Unrealized Depreciation		(4,736)
Net Unrealized Appreciation (Depreciation)		$ 46,523
Cost for federal income tax purposes		$ 175,426
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24 .01%
Financial		21 .34%
Industrial		16 .93%
Consumer, Cyclical		13 .00%
Technology		8 .97%
Communications		6 .27%
Energy		3 .85%
Basic Materials		3 .57%
Utilities		2 .39%
Liabilities in Excess of Other Assets, Net		(0 .33)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .07%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	33	$ 2,217	$ 2,361	$ 144
$ 144

All dollar amounts are shown in thousands (000's)

See accompanying notes

236

Schedule of Investments SmallCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS - 98.45%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.33%			Diversified Financial Services - 1.01%
Esterline Technologies Corp (a)	42,754 $	2,385	Calamos Asset Management Inc	48,000 $	598
Teledyne Technologies Inc (a)	39,605	1,727	KBW Inc (a)	70,000	2,097
Triumph Group Inc	27,119	2,103		$ 2,695
	$ 6,215		Electronics - 3.27%
Apparel - 3.80%			Benchmark Electronics Inc (a)	89,900	1,946
Carter's Inc (a)	90,500	2,916	Checkpoint Systems Inc (a)	68,000	1,536
Steven Madden Ltd (a)	40,280	2,335	CTS Corp	53,261	559
True Religion Apparel Inc (a)	58,462	1,827	Multi-Fineline Electronix Inc (a)	40,630	1,053
Warnaco Group Inc/The (a)	63,357	3,031	Park Electrochemical Corp	28,000	846
	$ 10,109		Rofin-Sinar Technologies Inc (a)	51,529	1,369
Automobile Parts & Equipment - 0.24%			Woodward Governor Co	44,300	1,420
Wonder Auto Technology Inc (a)	55,505	642		$ 8,729
			Engineering & Contruction - 1.24%
Banks - 0.97%			EMCOR Group Inc (a)	70,577	2,016
Signature Bank/New York NY (a)	63,900	2,580	Exponent Inc (a)	43,319	1,291
				$ 3,307
Beverages - 0.32%			Entertainment - 0.46%
Central European Distribution Corp (a)	24,476	848	National CineMedia Inc	64,000	1,219

Biotechnology - 6.78%			Environmental Control - 1.04%
Acorda Therapeutics Inc (a)	41,000	1,589	Tetra Tech Inc (a)	114,014	2,776
Affymax Inc (a)	49,200	1,173
Arqule Inc (a)	152,350	971	Food - 1.76%
Bio-Rad Laboratories Inc (a)	16,496	1,843	American Italian Pasta Co (a)	61,400	2,409
Celldex Therapeutics Inc (a)	106,000	866	Diamond Foods Inc	53,300	2,276
Cubist Pharmaceuticals Inc (a)	93,899	2,105		$ 4,685
Cytokinetics Inc (a)	190,322	613	Healthcare - Products - 6.49%
Exelixis Inc (a)	219,220	1,267	American Medical Systems Holdings Inc (a)	142,840	2,560
Human Genome Sciences Inc (a)	133,636	3,700	Haemonetics Corp (a)	41,400	2,395
Incyte Corp (a)	126,963	1,704	Immucor Inc (a)	126,781	2,714
Ligand Pharmaceuticals Inc (a)	307,750	566	Integra LifeSciences Holdings Corp (a)	54,100	2,458
Nanosphere Inc (a)	88,000	554	Inverness Medical Innovations Inc (a)	50,168	1,996
Vical Inc (a)	177,743	643	Merit Medical Systems Inc (a)	85,880	1,389
XOMA Ltd (a)	675,710	447	Orthofix International NV (a)	35,860	1,226
	$ 18,041		PSS World Medical Inc (a)	108,380	2,539
Commercial Services - 11.75%				$ 17,277
ABM Industries Inc	57,600	1,238	Healthcare - Services - 4.43%
Advance America Cash Advance Centers Inc	102,000	583	Amedisys Inc (a)	42,092	2,424
American Public Education Inc (a)	40,110	1,699	AMERIGROUP Corp (a)	44,300	1,605
Coinstar Inc (a)	65,950	2,926	Gentiva Health Services Inc (a)	45,200	1,296
Corinthian Colleges Inc (a)	49,600	775	Healthsouth Corp (a)	85,195	1,743
Emergency Medical Services Corp (a)	37,090	1,961	ICON PLC ADR(a)	65,160	1,901
Euronet Worldwide Inc (a)	51,896	827	LHC Group Inc (a)	57,606	1,964
Geo Group Inc/The (a)	75,592	1,601	Odyssey HealthCare Inc (a)	43,900	914
Global Cash Access Holdings Inc (a)	224,020	1,944
Grand Canyon Education Inc (a)	56,018	1,354		$ 11,847
			Home Furnishings - 1.33%
Healthcare Services Group Inc	77,030	1,655	Tempur-Pedic International Inc (a)	105,470	3,554
ICF International Inc (a)	39,133	906
Kenexa Corp (a)	14,794	222
(a)			Internet - 3.02%
Kforce Inc	78,100	1,085	Art Technology Group Inc (a)	277,713	1,189
Parexel International Corp (a)	103,747	2,446	j2 Global Communications Inc (a)	66,720	1,607
Providence Service Corp/The (a)	39,300	653	Perficient Inc (a)	64,000	798
Steiner Leisure Ltd (a)	41,902	1,964	S1 Corp (a)	167,500	1,033
TeleTech Holdings Inc (a)	102,000	1,688	SonicWALL Inc (a)	98,400	997
TNS Inc (a)	90,560	2,350	TIBCO Software Inc (a)	214,000	2,440
Towers Watson & Co	55,330	2,656		$ 8,064
Valassis Communications Inc (a)	21,700	709
			Iron & Steel - 0.21%
	$ 31,242		Schnitzer Steel Industries Inc	10,300	556
Computers - 1.82%
Insight Enterprises Inc (a)	67,000	1,007
NCI Inc (a)	44,900	1,276	Leisure Products & Services - 1.37%
(a)			Polaris Industries Inc	31,000	1,834
SYKES Enterprises Inc	81,140	1,844	WMS Industries Inc (a)	36,013	1,801
Syntel Inc	20,000	723		$ 3,635
	$ 4,850		Machinery - Diversified - 1.95%
Consumer Products - 1.09%			Applied Industrial Technologies Inc	52,370	1,612
Tupperware Brands Corp	56,900	2,906	Chart Industries Inc (a)	58,500	1,345
			Middleby Corp (a)	36,447	2,228
Distribution & Wholesale - 0.51%				$ 5,185
Brightpoint Inc (a)	166,650	1,348

See accompanying notes

Schedule of Investments SmallCap Growth Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Metal Fabrication & Hardware - 0.29%			Semiconductors (continued)
Dynamic Materials Corp	42,300 $	760	Standard Microsystems Corp (a)	26,200 $	673
					$ 15,812
Mining - 0.20%			Software - 6.31%
Hecla Mining Co (a)	89,300	533	ACI Worldwide Inc (a)	53,420	1,004
			Informatica Corp (a)	93,662	2,342
Miscellaneous Manufacturing - 1.04%			JDA Software Group Inc (a)	72,142	2,085
ESCO Technologies Inc	56,000	1,728	Mantech International Corp (a)	41,880	1,886
Koppers Holdings Inc	37,184	1,047	MicroStrategy Inc (a)	20,190	1,547
	$ 2,775		Pegasystems Inc	65,540	2,076
Oil & Gas - 1.18%			Progress Software Corp (a)	54,500	1,758
Berry Petroleum Co	37,530	1,215	Quest Software Inc (a)	53,590	939
Concho Resources Inc/Midland TX (a)	24,850	1,412	SYNNEX Corp (a)	37,646	1,032
Petroquest Energy Inc (a)	87,600	518	Taleo Corp (a)	82,400	2,141
	$ 3,145				$ 16,810
Oil & Gas Services - 2.02%			Telecommunications - 6.15%
Dril-Quip Inc (a)	36,150	2,094	Anaren Inc (a)	45,920	680
Lufkin Industries Inc	29,600	2,520	Arris Group Inc (a)	181,500	2,231
RPC Inc	4,708	64	Consolidated Communications Holdings Inc	35,000	649
T-3 Energy Services Inc (a)	23,890	711	InterDigital Inc (a)	47,510	1,315
	$ 5,389		MasTec Inc (a)	118,663	1,484
Packaging & Containers - 0.86%			PAETEC Holding Corp (a)	218,200	1,087
BWAY Holding Co (a)	42,600	843	Polycom Inc (a)	39,000	1,269
Rock-Tenn Co	27,780	1,433	Premiere Global Services Inc (a)	136,446	1,279
	$ 2,276		RF Micro Devices Inc (a)	131,000	736
Pharmaceuticals - 5.69%			SAVVIS Inc (a)	101,010	1,778
Alexza Pharmaceuticals Inc (a)	221,601	740	Syniverse Holdings Inc (a)	89,270	1,793
Array Biopharma Inc (a)	242,800	898	Tekelec (a)	113,600	2,060
BioScrip Inc (a)	86,096	770			$ 16,361
Catalyst Health Solutions Inc (a)	60,556	2,562	Transportation - 1.71%
Cornerstone Therapeutics Inc (a)	71,782	502	Heartland Express Inc	130,200	2,153
Dyax Corp (a)	190,470	667	HUB Group Inc (a)	50,700	1,623
Herbalife Ltd	48,060	2,319	Marten Transport Ltd (a)	35,510	776
Idenix Pharmaceuticals Inc (a)	265,874	1,228			$ 4,552
Orexigen Therapeutics Inc (a)	176,854	1,199	TOTAL COMMON STOCKS		$ 262,150
Perrigo Co	28,500	1,739		Maturity
SXC Health Solutions Corp (a)	9,700	676		Amount
Vivus Inc (a)	147,058	1,498	REPURCHASE AGREEMENTS - 2.28%	(000's)	Value (000's)
XenoPort Inc (a)	34,297	357	Banks - 2.28%
	$ 15,155		Investment in Joint Trading Account; Bank of	$ 1,666	$ 1,666
REITS - 1.45%			America Repurchase Agreement; 0.19%
Alexandria Real Estate Equities Inc	11,500	814	dated 04/30/10 maturing 05/03/10
Digital Realty Trust Inc	34,407	2,020	(collateralized by US Treasury Notes;
Saul Centers Inc	25,600	1,012	$1,699,429; 0.00% - 4.63%; dated 06/25/10 -
	$ 3,846		10/15/15)
Retail - 8.04%			Investment in Joint Trading Account; Credit Suisse	1,084	1,084
Barnes & Noble Inc	65,800	1,450	Repurchase Agreement; 0.19% dated
Big 5 Sporting Goods Corp	58,580	993	04/30/10 maturing 05/03/10 (collateralized by
Cato Corp/The	39,800	945	Sovereign Agency Issues; $1,105,388; 0.00%
DineEquity Inc (a)	81,190	3,339	- 5.50%; dated 03/03/10 - 10/05/29)
Dress Barn Inc (a)	87,200	2,414	Investment in Joint Trading Account; Deutsche	1,666	1,666
Finish Line Inc/The	192,270	3,097	Bank Repurchase Agreement; 0.18% dated
First Cash Financial Services Inc (a)	54,300	1,198	04/30/10 maturing 05/03/10 (collateralized by
PF Chang's China Bistro Inc (a)	49,740	2,171	Sovereign Agency Issues; $1,699,429; 1.13%
Texas Roadhouse Inc (a)	152,650	2,256	- 3.75%; dated 09/09/11 - 03/09/12)
Tractor Supply Co	22,800	1,531	Investment in Joint Trading Account; Morgan	1,666	1,666
World Fuel Services Corp	70,700	2,010	Stanley Repurchase Agreement; 0.18% dated
	$ 21,404		04/30/10 maturing 05/03/10 (collateralized by
Savings & Loans - 0.38%			Sovereign Agency Issues; $1,699,429; 0.00%
Investors Bancorp Inc (a)	73,500	1,022	- 5.85%; dated 03/03/10 - 02/19/25)
					$ 6,082
Semiconductors - 5.94%			TOTAL REPURCHASE AGREEMENTS		$ 6,082
Cabot Microelectronics Corp (a)	42,900	1,646	Total Investments		$ 268,232
Diodes Inc (a)	101,800	2,186	Liabilities in Excess of Other Assets, Net -
Hittite Microwave Corp (a)	41,640	2,135	(0.73)%		$ (1,953)
IXYS Corp (a)	57,880	523	TOTAL NET ASSETS - 100.00%		$ 266,279
Kopin Corp (a)	149,200	628
Micrel Inc	60,000	700
Microsemi Corp (a)	146,641	2,428	(a) Non-Income Producing Security
PMC - Sierra Inc (a)	185,760	1,644
Skyworks Solutions Inc (a)	192,924	3,249

See accompanying notes			238

Schedule of Investments
SmallCap Growth Fund
April 30, 2010 (unaudited)

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation		$ 61,052
Unrealized Depreciation		(6,293)
Net Unrealized Appreciation (Depreciation)		$ 54,759
Cost for federal income tax purposes		$ 213,473
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		38 .31%
Consumer, Cyclical		15 .75%
Technology		14 .07%
Industrial		13 .73%
Communications		9 .17%
Financial		6 .09%
Energy		3 .20%
Basic Materials		0 .41%
Liabilities in Excess of Other Assets, Net		(0 .73)%
TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)
Asset Type		Percent
Futures		1 .07%

Futures Contracts

Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	40	$ 2,688	$ 2,862	$ 174
$ 174

All dollar amounts are shown in thousands (000's)

See accompanying notes

239

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS - 96.30%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Advertising - 0.16%			Banks (continued)
APAC Customer Services Inc (a)	4,323 $	25	Bryn Mawr Bank Corp	210 $	4
inVentiv Health Inc (a)	1,831	42	Cardinal Financial Corp	2,276	25
Valuevision Media Inc (a)	164,008	505	Cathay General Bancorp	3,190	40
	$ 572		Citizens Holding Co	166	4
Aerospace & Defense - 0.75%			City Holding Co	246	9
AAR Corp (a)	559	13	CNB Financial Corp/PA	694	11
Aerovironment Inc (a)	1,268	33	Columbia Banking System Inc	15,580	350
Argon ST Inc (a)	1,912	50	First Financial Bankshares Inc	1,200	64
Astronics Corp (a)	1,302	19	First of Long Island Corp/The	143	4
Cubic Corp	1,762	66	Great Southern Bancorp Inc	387	10
Esterline Technologies Corp (a)	34,726	1,937	Hancock Holding Co	619	25
GenCorp Inc (a)	8,432	52	Iberiabank Corp	16,666	1,027
HEICO Corp	2,756	119	Nara Bancorp Inc (a)	1,884	17
Kaman Corp	2,109	58	Orrstown Financial Services Inc	410	11
LMI Aerospace Inc (a)	733	13	Park National Corp	108	7
National Presto Industries Inc	525	59	Penns Woods Bancorp Inc	371	12
Orbital Sciences Corp (a)	6,212	114	PrivateBancorp Inc	3,283	47
Teledyne Technologies Inc (a)	1,331	58	Republic Bancorp Inc/KY	150	4
	$ 2,591		Signature Bank/New York NY (a)	27,519	1,111
Agriculture - 0.06%			Southside Bancshares Inc	575	12
Alliance One International Inc (a)	10,115	52	Suffolk Bancorp	1,064	33
Cadiz Inc (a)	2,176	27	SVB Financial Group (a)	28,454	1,401
Tejon Ranch Co (a)	1,800	52	SY Bancorp Inc	786	19
Universal Corp/VA	313	16	Texas Capital Bancshares Inc (a)	111,394	2,216
Vector Group Ltd	3,680	60	Tompkins Financial Corp	570	23
	$ 207		Trustco Bank Corp NY	4,698	31
Airlines - 0.94%			Westamerica Bancorporation	1,758	103
AirTran Holdings Inc (a)	279,271	1,475	Wilshire Bancorp Inc	209	2
Alaska Air Group Inc (a)	337	14		$ 6,707
Allegiant Travel Co (a)	26,285	1,352	Beverages - 0.04%
Hawaiian Holdings Inc (a)	5,829	41	Boston Beer Co Inc (a)	941	54
Republic Airways Holdings Inc (a)	1,166	7	Coca-Cola Bottling Co Consolidated	688	38
UAL Corp (a)	17,672	381	Peet's Coffee & Tea Inc (a)	1,239	49
	$ 3,270			$ 141
Apparel - 3.25%			Biotechnology - 3.56%
Carter's Inc (a)	4,860	157	3SBio Inc ADR(a)	98,071	1,169
CROCS Inc (a)	148,170	1,432	Acorda Therapeutics Inc (a)	4,198	163
Deckers Outdoor Corp (a)	1,431	201	Affymax Inc (a)	1,661	40
G-III Apparel Group Ltd (a)	65,750	1,881	Alnylam Pharmaceuticals Inc (a)	3,419	58
Maidenform Brands Inc (a)	81,017	1,849	AMAG Pharmaceuticals Inc (a)	2,002	68
Oxford Industries Inc	1,403	30	American Oriental Bioengineering Inc (a)	3,798	15
Skechers U.S.A. Inc (a)	41,925	1,608	Arena Pharmaceuticals Inc (a)	107,514	349
Steven Madden Ltd (a)	30,923	1,792	Ariad Pharmaceuticals Inc (a)	10,381	37
Timberland Co/The (a)	3,052	66	Cambrex Corp (a)	4,601	20
True Religion Apparel Inc (a)	2,766	86	Celera Corp (a)	2,898	22
Under Armour Inc (a)	3,615	122	Cell Therapeutics Inc (a)	54,467	34
Volcom Inc (a)	2,060	49	Cubist Pharmaceuticals Inc (a)	6,365	143
Warnaco Group Inc/The (a)	39,454	1,887	Curis Inc (a)	1,347	4
Wolverine World Wide Inc	5,369	164	Cytokinetics Inc (a)	7,404	24
			Discovery Laboratories Inc (a)	21,879	11
Automobile Manufacturers - 0.01%	$ 11,324		Emergent Biosolutions Inc (a)	2,662	43
Force Protection Inc (a)	7,903	42	Enzo Biochem Inc (a)	4,141	25
			Enzon Pharmaceuticals Inc (a)	6,566	69
Automobile Parts & Equipment - 1.68%			Exact Sciences Corp (a)	69,629	309
ATC Technology Corp/IL (a)	2,456	50	Exelixis Inc (a)	11,892	69
China Automotive Systems Inc (a)	730	16	Halozyme Therapeutics Inc (a)	6,414	55
Cooper Tire & Rubber Co	52,877	1,122	Harvard Bioscience Inc (a)	3,959	17
Dorman Products Inc (a)	311	8	Human Genome Sciences Inc (a)	113,781	3,150
Exide Technologies (a)	214,111	1,272	Idera Pharmaceuticals Inc (a)	3,653	23
Fuel Systems Solutions Inc (a)	1,504	48	Illumina Inc (a)	22,823	956
Standard Motor Products Inc	1,656	18	Immunogen Inc (a)	68,333	677
Westport Innovations Inc (a)	85,417	1,623	Immunomedics Inc (a)	10,705	37
Wonder Auto Technology Inc (a)	146,343	1,693	Incyte Corp (a)	9,609	129
			Insmed Inc (a)	20,926	22
	$ 5,850		InterMune Inc (a)	28,383	1,208
Banks - 1.93%			Lexicon Pharmaceuticals Inc (a)	14,301	23
Ames National Corp	503	10	Ligand Pharmaceuticals Inc (a)	9,191	17
Arrow Financial Corp	947	26	Martek Biosciences Corp (a)	1,008	22
Bank of Marin Bancorp	688	23	Maxygen Inc (a)	2,993	19
Bank of the Ozarks Inc	146	6	Medicines Co/The (a)	6,233	46
Bridge Bancorp Inc	867	20	Micromet Inc (a)	151,328	1,153

See accompanying notes

240

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Biotechnology (continued)			Commercial Services (continued)
Momenta Pharmaceuticals Inc (a)	3,716 $	52	ExlService Holdings Inc (a)	72,925 $	1,161
NPS Pharmaceuticals Inc (a)	56,530	394	Forrester Research Inc (a)	1,490	48
OncoGenex Pharmaceutical Inc (a)	727	16	Gartner Inc (a)	7,399	178
PDL BioPharma Inc	13,346	78	Geo Group Inc/The (a)	4,636	98
Protalix BioTherapeutics Inc (a)	5,791	39	Global Cash Access Holdings Inc (a)	5,585	49
Regeneron Pharmaceuticals Inc (a)	52,241	1,334	Grand Canyon Education Inc (a)	1,496	36
Repligen Corp (a)	2,650	9	Great Lakes Dredge & Dock Corp	6,106	33
RTI Biologics Inc (a)	3,241	12	Healthcare Services Group Inc	4,564	98
Sangamo Biosciences Inc (a)	101	1	Heartland Payment Systems Inc	3,574	66
Seattle Genetics Inc (a)	7,939	100	Hill International Inc (a)	3,725	24
Sequenom Inc (a)	5,828	36	HMS Holdings Corp (a)	2,857	153
SuperGen Inc (a)	6,430	19	Huron Consulting Group Inc (a)	2,436	57
Zymogenetics Inc (a)	7,762	46	ICF International Inc (a)	1,861	43
	$ 12,362		K12 Inc (a)	2,239	53
Building Materials - 0.30%			Kendle International Inc (a)	532	9
AAON Inc	2,044	49	Kenexa Corp (a)	2,506	38
Apogee Enterprises Inc	323	4	Kforce Inc (a)	50,416	700
LSI Industries Inc	124,510	875	Korn/Ferry International (a)	134,218	2,175
Quanex Building Products Corp	2,495	47	Landauer Inc	536	37
Simpson Manufacturing Co Inc	2,796	95	Lincoln Educational Services Corp (a)	1,587	40
	$ 1,070		Live Nation Entertainment Inc (a)	5,265	83
Chemicals - 0.89%			MAXIMUS Inc	1,766	109
Balchem Corp	2,624	68	McGrath Rentcorp	547	14
China Green Agriculture Inc (a)	1,731	22	Medifast Inc (a)	1,400	45
Hawkins Inc	1,351	36	MoneyGram International Inc (a)	11,569	35
Landec Corp (a)	3,719	23	Monro Muffler Brake Inc	1,831	66
NewMarket Corp	13,406	1,475	Multi-Color Corp	1,596	20
Olin Corp	57,540	1,208	National Research Corp	281	7
Omnova Solutions Inc (a)	4,759	36	Navigant Consulting Inc (a)	5,637	73
PolyOne Corp (a)	2,779	31	Net 1 UEPS Technologies Inc (a)	3,406	56
Stepan Co	725	55	On Assignment Inc (a)	198,261	1,394
WR Grace & Co (a)	2,300	67	Parexel International Corp (a)	79,896	1,884
Zep Inc	2,328	43	PDI Inc (a)	52,460	476
	$ 3,064		Pre-Paid Legal Services Inc (a)	1,133	50
			Providence Service Corp/The (a)	1,794	30
Coal - 0.03%
Cloud Peak Energy Inc (a)	2,055	33	QC Holdings Inc	581	3
James River Coal Co (a)	3,027	57	Resources Connection Inc (a)	4,275	75
Westmoreland Coal Co (a)	372	5	Rewards Network Inc	360	5
			Riskmetrics Group Inc (a)	2,363	53
	$ 95
Commercial Services - 6.04%			Rollins Inc	4,952	108
			RSC Holdings Inc (a)	4,647	43
ABM Industries Inc	1,702	36	Sotheby's	5,824	195

Administaff Inc	2,012	45	Standard Parking Corp (a)	238	4
Advance America Cash Advance Centers Inc	6,753	39	Steiner Leisure Ltd (a)	785	37
Advisory Board Co/The (a)	1,753	58
			SuccessFactors Inc (a)	128,487	2,689
American Public Education Inc (a)	26,584	1,125
			Team Health Holdings Inc (a)	2,067	33
American Reprographics Co (a)	5,275	53
			Team Inc (a)	2,992	52
AMN Healthcare Services Inc (a)	5,462	50
			TeleTech Holdings Inc (a)	3,557	59
Arbitron Inc	2,515	77	TNS Inc (a)	2,404	62
Avis Budget Group Inc (a)	6,702	101
Bridgepoint Education Inc (a)	1,525	39	Towers Watson & Co	3,926	188
			Transcend Services Inc (a)	85,769	1,275
Capella Education Co (a)	12,508	1,134
			Universal Technical Institute Inc (a)	2,167	52
Cardtronics Inc (a)	89,181	1,243
			Valassis Communications Inc (a)	4,300	140
CBIZ Inc (a)	7,337	52
			Wright Express Corp (a)	3,660	124
Cenveo Inc (a)	6,062	52
Chemed Corp	2,494	137		$ 20,943
ChinaCast Education Corp (a)	5,559	37	Computers - 2.84%
Coinstar Inc (a)	2,860	127	3D Systems Corp (a)	2,107	33
Corinthian Colleges Inc (a)	77,641	1,213	3PAR Inc (a)	4,598	43
Corporate Executive Board Co	3,860	106	CACI International Inc (a)	566	27
Corvel Corp (a)	1,155	39	Compellent Technologies Inc (a)	88,676	1,115
CoStar Group Inc (a)	1,883	83	Cray Inc (a)	4,186	28
			Fortinet Inc (a)	1,508	27
CPI Corp	832	22
CRA International Inc (a)	1,517	35	iGate Corp	3,723	46
Cross Country Healthcare Inc (a)	476	5	Imation Corp (a)	479	5
			Insight Enterprises Inc (a)	1,006	15
Deluxe Corp	3,140	66
Diamond Management & Technology Consultants	3,671	30	Jack Henry & Associates Inc	9,186	234
			LivePerson Inc (a)	120,447	995
Inc Dollar Financial Corp (a)	2,196	51	Manhattan Associates Inc (a)	2,525	72
DynCorp International Inc (a)	605	10	MTS Systems Corp	302	9
Emergency Medical Services Corp (a)	3,205	169	Ness Technologies Inc (a)	155,886	1,009
Euronet Worldwide Inc (a)	4,672	74	Netezza Corp (a)	4,498	62
See accompanying notes			241

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Computers (continued)			Electrical Components & Equipment - 2.27%
Netscout Systems Inc (a)	3,582 $	52	Advanced Energy Industries Inc (a)	47,334 $	697
Palm Inc (a)	13,857	80	American Superconductor Corp (a)	56,979	1,663
PAR Technology Corp (a)	974	7	Generac Holdings Inc (a)	1,299	20
Quantum Corp (a)	23,423	68	GrafTech International Ltd (a)	5,271	89
Radiant Systems Inc (a)	115,263	1,621	Graham Corp	1,126	20
Radisys Corp (a)	3,826	38	Harbin Electric Inc (a)	1,656	36
Riverbed Technology Inc (a)	53,638	1,662	JA Solar Holdings Co Ltd ADR(a)	176,655	1,079
SRA International Inc (a)	1,963	45	Lihua International Inc (a)	304	3
STEC Inc (a)	2,849	39	NIVS IntelliMedia Technology Group Inc (a)	1,356	4
Stratasys Inc (a)	1,916	46	Powell Industries Inc (a)	1,274	43
Super Micro Computer Inc (a)	64,004	908	Power-One Inc (a)	246,836	1,940
SYKES Enterprises Inc (a)	4,248	97	PowerSecure International Inc (a)	81,613	919
Synaptics Inc (a)	3,821	117	Satcon Technology Corp (a)	193,626	544
Syntel Inc	1,409	51	SmartHeat Inc (a)	1,525	13
Unisys Corp (a)	401	11	Universal Display Corp (a)	60,097	802
Virtusa Corp (a)	1,668	17		$ 7,872
Xyratex Ltd (a)	75,295	1,325	Electronics - 2.26%
	$ 9,904		American Science & Engineering Inc	1,028	77
Consumer Products - 0.51%			Analogic Corp	925	44
Blyth Inc	75	4	Badger Meter Inc	1,665	69
Tupperware Brands Corp	34,015	1,737	Ballantyne Strong Inc (a)	91,478	704
WD-40 Co	1,230	44	Benchmark Electronics Inc (a)	1,219	26
	$ 1,785		Checkpoint Systems Inc (a)	1,522	34
Cosmetics & Personal Care - 0.01%			China Security & Surveillance Technology Inc (a)	5,801	35
Inter Parfums Inc	468	8	Cogent Inc (a)	4,753	49
Revlon Inc (a)	1,503	26	CTS Corp	298	3
	$ 34		Daktronics Inc	4,778	40
Distribution & Wholesale - 1.40%			DDi Corp	375	3
Beacon Roofing Supply Inc (a)	7,097	157	Dionex Corp (a)	1,953	159
BMP Sunstone Corp (a)	4,841	26	FARO Technologies Inc (a)	1,434	36
Brightpoint Inc (a)	4,944	40	FEI Co (a)	3,839	87
Chindex International Inc (a)	2,064	26	II-VI Inc (a)	33,986	1,218
Core-Mark Holding Co Inc (a)	452	14	Imax Corp (a)	61,947	1,171
Fossil Inc (a)	5,122	199	L-1 Identity Solutions Inc (a)	6,666	58
MWI Veterinary Supply Inc (a)	41,814	1,755	LaBarge Inc (a)	1,670	21
Owens & Minor Inc	5,520	174	MEMSIC Inc (a)	229	1
Pool Corp	2,471	61	Methode Electronics Inc	693	8
Scansource Inc (a)	261	7	Multi-Fineline Electronix Inc (a)	1,611	42
School Specialty Inc (a)	1,125	26	Newport Corp (a)	86,203	1,020
Titan Machinery Inc (a)	1,977	29	OSI Systems Inc (a)	2,030	53
Watsco Inc	2,332	138	Park Electrochemical Corp	36,665	1,108
WESCO International Inc (a)	54,220	2,202	Plexus Corp (a)	1,472	54
	$ 4,854		RAE Systems Inc (a)	6,904	5
Diversified Financial Services - 0.41%			Rofin-Sinar Technologies Inc (a)	2,143	57
BGC Partners Inc	3,701	24	Rogers Corp (a)	22,218	744
Calamos Asset Management Inc	249	3	SRS Labs Inc (a)	1,799	17
Credit Acceptance Corp (a)	909	41	Varian Inc (a)	738	38
Diamond Hill Investment Group Inc	328	26	Woodward Governor Co	29,647	950
Duff & Phelps Corp	2,656	42		$ 7,931
Epoch Holding Corp	1,885	24	Energy - Alternate Sources - 1.13%
Evercore Partners Inc - Class A	707	25	China Integrated Energy Inc (a)	73,505	865
GAMCO Investors Inc	692	32	Clean Energy Fuels Corp (a)	3,377	59
GFI Group Inc	6,934	48	Comverge Inc (a)	78,381	889
JMP Group Inc	235	2	FuelCell Energy Inc (a)	235,555	648
KBW Inc (a)	1,535	46	Headwaters Inc (a)	243,594	1,462
Knight Capital Group Inc (a)	5,048	78		$ 3,923
MarketAxess Holdings Inc	3,390	53	Engineering & Contruction - 0.35%
Nelnet Inc	985	20	Argan Inc (a)	1,240	14
optionsXpress Holdings Inc (a)	4,030	72	EMCOR Group Inc (a)	2,333	67
Portfolio Recovery Associates Inc (a)	1,821	121	ENGlobal Corp (a)	2,902	10
Pzena Investment Management Inc	1,309	10	Exponent Inc (a)	1,537	46
Stifel Financial Corp (a)	13,058	748	Layne Christensen Co (a)	33,561	919
SWS Group Inc	283	3	Michael Baker Corp (a)	1,312	46
US Global Investors Inc	1,912	17	Mistras Group Inc (a)	1,089	13
Westwood Holdings Group Inc	819	32	Orion Marine Group Inc (a)	3,022	57
	$ 1,467		Stanley Inc (a)	1,295	41
Electric - 0.01%			Sterling Construction Co Inc (a)	193	4
EnerNOC Inc (a)	1,330	39	VSE Corp	530	21
US Geothermal Inc (a)	8,238	8		$ 1,238
	$ 47		Entertainment - 1.53%
			Bally Technologies Inc (a)	5,947	275
See accompanying notes			242

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Entertainment (continued)			Healthcare - Products (continued)
Bluegreen Corp (a)	154,668 $	939	Cardiac Science Corp (a)	480 $	1
Cinemark Holdings Inc	78,022	1,425	Cepheid Inc (a)	38,645	773
Dover Downs Gaming & Entertainment Inc	2,389	9	Conceptus Inc (a)	3,408	65
Pinnacle Entertainment Inc (a)	3,060	42	CryoLife Inc (a)	4,250	26
Shuffle Master Inc (a)	274,412	2,634	Cutera Inc (a)	50,040	578
Youbet.com Inc (a)	5,019	15	Cyberonics Inc (a)	3,052	60
	$ 5,339		Delcath Systems Inc (a)	3,087	47
Environmental Control - 0.90%			DexCom Inc (a)	5,034	55
Calgon Carbon Corp (a)	5,940	92	Electro-Optical Sciences Inc (a)	3,724	27
Clean Harbors Inc (a)	1,930	122	Endologix Inc (a)	7,915	37
Darling International Inc (a)	78,761	748	ev3 Inc (a)	72,786	1,392
EnergySolutions Inc	1,181	9	Exactech Inc (a)	1,326	27
Fuel Tech Inc (a)	2,324	17	Genomic Health Inc (a)	2,354	38
Metalico Inc (a)	280,679	1,852	Given Imaging Ltd (a)	49,392	1,036
Mine Safety Appliances Co	2,353	69	Greatbatch Inc (a)	1,835	41
Perma-Fix Environmental Services (a)	9,148	20	Haemonetics Corp (a)	2,831	164
Tetra Tech Inc (a)	6,771	165	Hanger Orthopedic Group Inc (a)	28,428	530
US Ecology Inc	3,037	47	HeartWare International Inc (a)	33,001	1,856
Waste Services Inc (a)	341	4	ICU Medical Inc (a)	1,331	47
	$ 3,145		Immucor Inc (a)	7,780	166
Food - 1.07%			Insulet Corp (a)	3,336	46
American Italian Pasta Co (a)	1,595	63	Integra LifeSciences Holdings Corp (a)	2,101	95
B&G Foods Inc	2,236	23	Invacare Corp	1,393	37
Calavo Growers Inc	1,707	30	IRIS International Inc (a)	2,939	34
Cal-Maine Foods Inc	1,450	48	Kensey Nash Corp (a)	1,345	30
Diamond Foods Inc	65,060	2,779	Luminex Corp (a)	3,926	64
Dole Food Co Inc (a)	3,890	44	Masimo Corp	5,602	131
J&J Snack Foods Corp	1,517	71	Medical Action Industries Inc (a)	1,894	23
Lancaster Colony Corp	2,056	113	Medtox Scientific Inc (a)	46,812	600
Lance Inc	2,631	61	Merge Healthcare Inc (a)	187,837	465
Overhill Farms Inc (a)	2,690	16	Meridian Bioscience Inc	4,525	91
Ruddick Corp	1,255	44	Merit Medical Systems Inc (a)	3,117	50
Sanderson Farms Inc	2,176	123	Micrus Endovascular Corp (a)	2,613	52
Tootsie Roll Industries Inc	2,358	63	Natus Medical Inc (a)	3,445	59
United Natural Foods Inc (a)	4,601	141	NuVasive Inc (a)	28,335	1,179
Village Super Market Inc	1,041	28	NxStage Medical Inc (a)	3,852	49
Zhongpin Inc (a),(b)	2,581	33	OraSure Technologies Inc (a)	3,044	19
			Orthofix International NV (a)	1,908	65
	$ 3,680		Orthovita Inc (a)	10,021	40
Forest Products (a) & Paper - 0.37%			PSS World Medical Inc (a)	6,558	154
Boise Inc	2,356	16	Quidel Corp (a)	2,876	42
Clearwater Paper Corp (a)	167	11	Rockwell Medical Technologies Inc (a)	2,900	17
Deltic Timber Corp	779	41	Sirona Dental Systems Inc (a)	24,221	1,010
Orchids Paper Products Co (a)	928	14	Somanetics Corp (a)	1,974	40
Potlatch Corp	2,231	84	SonoSite Inc (a)	1,605	54
Schweitzer-Mauduit International Inc	19,182	1,092	Spectranetics Corp (a)	5,252	36
Wausau Paper Corp (a)	2,753	24	Stereotaxis Inc (a)	5,047	24
	$ 1,282
Gas - 0.03%			STERIS Corp	6,457	215
			SurModics Inc (a)	1,720	32
New Jersey Resources Corp	1,118	42	Symmetry Medical Inc (a)	1,345	16
Piedmont Natural Gas Co Inc	775	21	Synovis Life Technologies Inc (a)	1,930	28
South Jersey Industries Inc	587	27	Thoratec Corp (a)	98,276	4,383
	$ 90		TomoTherapy Inc (a)	215,224	837
Hand & Machine Tools - 0.01%			Utah Medical Products Inc	545	15
Baldor Electric Co	865	33	Vascular Solutions Inc (a)	2,652	26
			Vital Images Inc (a)	1,644	26
Healthcare - Products - 7.28%			Volcano Corp (a)	152,540	3,664
Abaxis Inc (a)	2,445	63
ABIOMED Inc (a)	5,108	49	West Pharmaceutical Services Inc	3,126	131
			Wright Medical Group Inc (a)	4,247	80
Accuray Inc (a)	6,499	42
Affymetrix Inc (a)	113,263	786	Young Innovations Inc	653	16
			Zoll Medical Corp (a)	1,761	54
Align Technology Inc (a)	6,510	110
Alpha PRO Tech Ltd (a)	117,209	261		$ 25,280
Alphatec Holdings Inc (a)	5,518	37	Healthcare - Services - 1.84%
			Air Methods Corp (a)	1,211	40
American Medical Systems Holdings Inc (a)	8,152	146
			Alliance HealthCare Services Inc (a)	4,114	22
Angiodynamics Inc (a)	1,170	19
			Allied Healthcare International Inc (a)	1,268	3
Atrion Corp	246	35	Almost Family Inc (a)	1,343	57
BioMimetic Therapeutics Inc (a)	112,871	1,504
			Amedisys Inc (a)	2,852	164
Bovie Medical Corp (a)	2,894	15
Bruker BioSciences Corp (a)	77,748	1,189	America Service Group Inc	1,403	24
			American Dental Partners Inc (a)	915	12
Cantel Medical Corp	1,477	29	AMERIGROUP Corp (a)	5,842	212

See accompanying notes

243

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Healthcare - Services (continued)			Internet (continued)
Bio-Reference Labs Inc (a)	132,728 $	3,106	GSI Commerce Inc (a)	170,750 $	4,653
Centene Corp (a)	2,886	66	Health Grades Inc (a)	97,281	682
Continucare Corp (a)	4,276	14	Infospace Inc (a)	118,696	1,242
Emeritus Corp (a)	1,877	42	j2 Global Communications Inc (a)	4,490	108
Ensign Group Inc/The	1,801	31	Lionbridge Technologies Inc (a)	9,609	52
Genoptix Inc (a)	1,881	73	Liquidity Services Inc (a)	2,511	29
Gentiva Health Services Inc (a)	1,263	36	Local.com Corp (a)	86,562	750
Healthsouth Corp (a)	43,176	884	LoopNet Inc (a)	3,300	37
Healthways Inc (a)	297	5	MercadoLibre Inc (a)	2,831	143
IPC The Hospitalist Co Inc (a)	1,797	55	ModusLink Global Solutions Inc (a)	425	4
LHC Group Inc (a)	1,692	58	Move Inc (a)	14,712	33
Metropolitan Health Networks Inc (a)	6,237	19	Network Engines Inc (a)	243,851	744
National Healthcare Corp	584	21	NIC Inc	153,411	1,082
NovaMed Inc (a)	2,033	7	NutriSystem Inc	114,655	2,216
Odyssey HealthCare Inc (a)	2,682	56	Online Resources Corp (a)	2,842	13
Psychiatric Solutions Inc (a)	4,211	135	PC-Tel Inc (a)	416	3
RadNet Inc (a)	4,547	17	Perficient Inc (a)	98,056	1,223
RehabCare Group Inc (a)	43,523	1,241	Rackspace Hosting Inc (a)	122,379	2,197
Select Medical Holdings Corp (a)	1,712	15	Saba Software Inc (a)	4,179	21
Triple-S Management Corp (a)	174	3	Safeguard Scientifics Inc (a)	1,323	18
US Physical Therapy Inc (a)	907	16	Sapient Corp	9,246	95
Virtual Radiologic Corp (a)	1,071	13	Shutterfly Inc (a)	499	12
	$ 6,447		SonicWALL Inc (a)	666	7
Holding Companies - Diversified - 0.00%			Sourcefire Inc (a)	38,286	856
Primoris Services Corp	1,385	11	TeleCommunication Systems Inc (a)	4,869	34
			Terremark Worldwide Inc (a)	5,507	39
Home Builders - 0.35%			TIBCO Software Inc (a)	6,692	76
Hovnanian Enterprises Inc (a)	170,600	1,213	US Auto Parts Network Inc (a)	7,040	66
			ValueClick Inc (a)	9,533	98
Home Furnishings - 1.33%			VASCO Data Security International Inc (a)	3,454	22
DTS Inc/CA (a)	1,647	55	Vitacost.com Inc (a)	56,535	492
La-Z-Boy Inc (a)	69,638	908	Websense Inc (a)	4,874	111
Select Comfort Corp (a)	121,092	1,371		$ 20,754
Tempur-Pedic International Inc (a)	60,959	2,054	Investment Companies - 0.00%
TiVo Inc (a)	10,420	183	Main Street Capital Corp	754	12
Universal Electronics Inc (a)	1,667	35	Solar Capital Ltd	170	4
	$ 4,606			$ 16
Insurance - 0.38%			Iron & Steel - 0.11%
American Safety Insurance Holdings Ltd (a)	156	3	General Steel Holdings Inc (a)	99,208	370
Amtrust Financial Services Inc	533	7
Assured Guaranty Ltd	1,444	31	Leisure Products & Services - 0.09%
Citizens Inc/TX (a)	4,202	29	Ambassadors Group Inc	3,080	37
eHealth Inc (a)	2,494	34	Interval Leisure Group Inc (a)	4,060	60
FBL Financial Group Inc	923	24	Polaris Industries Inc	3,343	198
First Mercury Financial Corp	1,164	15	Universal Travel Group (a)	1,524	14
Hallmark Financial Services (a)	184	2		$ 309
Life Partners Holdings Inc	1,204	28	Lodging - 0.01%
PMA Capital Corp (a)	140,733	967	Ameristar Casinos Inc	2,429	46
RLI Corp	829	48
Safety Insurance Group Inc	279	10	Machinery - Construction & Mining - 0.38%
Tower Group Inc	3,836	89	Bucyrus International Inc	21,163	1,333
Universal Insurance Holdings Inc	1,393	7
	$ 1,294		Machinery - Diversified - 1.65%
Internet - 5.98%			Altra Holdings Inc (a)	606	9
AboveNet Inc (a)	29,956	1,514	Chart Industries Inc (a)	2,834	65
Ancestry.com Inc (a)	986	19	Duoyuan Printing Inc (a)	466	4
Archipelago Learning Inc (a)	1,202	18	DXP Enterprises Inc (a)	70,269	1,166
Art Technology Group Inc (a)	17,483	75	Gorman-Rupp Co/The	1,500	42
AsiaInfo Holdings Inc (a)	3,419	97	Intermec Inc (a)	6,911	79
Blue Coat Systems Inc (a)	37,437	1,218	Intevac Inc (a)	77,492	1,079
Blue Nile Inc (a)	1,380	75	iRobot Corp (a)	3,250	66
Cogent Communications Group Inc (a)	4,200	43	Lindsay Corp	1,321	50
comScore Inc (a)	2,056	37	Middleby Corp (a)	1,558	95
Constant Contact Inc (a)	2,265	58	Nordson Corp	33,611	2,414
Cybersource Corp (a)	6,598	170	Presstek Inc (a)	134,012	619
DealerTrack Holdings Inc (a)	3,561	54	Robbins & Myers Inc	324	9
Dice Holdings Inc (a)	2,676	23	Tennant Co	1,778	61
Digital River Inc (a)	3,374	94		$ 5,758
Drugstore.Com Inc (a)	8,282	30	Media - 0.64%
Earthlink Inc	2,229	20	Acacia Research - Acacia Technologies (a)	7,019	104
eResearchTechnology Inc (a)	6,950	51	CKX Inc (a)	5,542	32
See accompanying notes			244

Schedule of Investments SmallCap Growth Fund II April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Media (continued)			Oil & Gas (continued)
DG FastChannel Inc (a)	35,695 $	1,256	Rex Energy Corp (a)	3,033 $	40
Dolan Media Co (a)	63,121	751	Swift Energy Co (a)	40,534	1,467
World Wrestling Entertainment Inc	2,833	52	Vaalco Energy Inc (a)	624	3
	$ 2,195		Venoco Inc (a)	965	14
Metal Fabrication & Hardware - 0.71%			Warren Resources Inc (a)	6,435	23
Ampco-Pittsburgh Corp	721	18	Whiting Petroleum Corp (a)	29,595	2,673
CIRCOR International Inc	31,589	1,089		$ 10,527
Dynamic Materials Corp	2,105	38	Oil & Gas Services - 0.63%
Hawk Corp (a)	167	4	Bolt Technology Corp (a)	486	5
Kaydon Corp	27,342	1,138	Cal Dive International Inc (a)	1,775	11
North American Galvanizing & Coating Inc (a)	1,562	12	CARBO Ceramics Inc	1,691	124
RBC Bearings Inc (a)	2,313	73	Dril-Quip Inc (a)	3,187	185
Worthington Industries Inc	5,959	95	Geokinetics Inc (a)	1,095	10
	$ 2,467		Gulf Island Fabrication Inc	120	3
Mining - 0.92%			ION Geophysical Corp (a)	1,353	8
Allied Nevada Gold Corp (a)	84,278	1,541	Lufkin Industries Inc	1,444	123
AMCOL International Corp	896	26	Matrix Service Co (a)	1,316	14
Horsehead Holding Corp (a)	138,286	1,643	Natural Gas Services Group Inc (a)	201	3
Stillwater Mining Co (a)	937	16	RPC Inc	117,098	1,599
United States Lime & Minerals Inc (a)	243	10	Tetra Technologies Inc (a)	4,414	54
	$ 3,236		TGC Industries Inc (a)	1,987	8
Miscellaneous Manufacturing - 0.95%			Willbros Group Inc (a)	4,329	54
Actuant Corp	42,991	985		$ 2,201
Acuity Brands Inc	3,158	143	Packaging & Containers - 0.78%
AZZ Inc	1,370	56	BWAY Holding Co (a)	127	3
Blount International Inc (a)	2,125	24	Graham Packaging Co Inc (a)	1,134	14
China Fire & Security Group Inc (a)	2,295	31	Rock-Tenn Co	50,467	2,604
CLARCOR Inc	1,802	68	Silgan Holdings Inc	1,516	91
Colfax Corp (a)	1,143	15		$ 2,712
ESCO Technologies Inc	2,959	91	Pharmaceuticals - 5.60%
GP Strategies Corp (a)	1,671	14	Acura Pharmaceuticals Inc (a)	1,353	5
Hexcel Corp (a)	9,211	149	Adolor Corp (a)	4,238	8
Koppers Holdings Inc	47,086	1,326	Alkermes Inc (a)	51,688	677
Matthews International Corp	3,344	117	Allos Therapeutics Inc (a)	6,842	54
PMFG Inc (a)	2,445	35	Amicus Therapeutics Inc (a)	2,492	8
Polypore International Inc (a)	1,203	22	Ardea Biosciences Inc (a)	1,355	34
Portec Rail Products Inc	574	7	Auxilium Pharmaceuticals Inc (a)	5,108	182
Raven Industries Inc	1,807	55	AVI BioPharma Inc (a)	16,664	22
Smith & Wesson Holding Corp (a)	9,746	43	BioDelivery Sciences International Inc (a)	1,729	6
STR Holdings Inc (a)	1,311	30	BioScrip Inc (a)	518,473	4,635
Sturm Ruger & Co Inc	2,907	49	Caraco Pharmaceutical Laboratories Ltd (a)	661	4
Trimas Corp (a)	1,548	16	Catalyst Health Solutions Inc (a)	48,401	2,048
	$ 3,276		China Sky One Medical Inc (a)	1,709	24
Office Furnishings - 0.50%			China-Biotics Inc (a)	1,564	28
Herman Miller Inc	5,133	109	Cornerstone Therapeutics Inc (a)	1,106	8
HNI Corp	3,691	114	Cumberland Pharmaceuticals Inc (a)	1,106	12
Interface Inc	109,718	1,435	Cypress Bioscience Inc (a)	6,316	32
Knoll Inc	4,487	63	Cytori Therapeutics Inc (a)	4,893	28
	$ 1,721		Depomed Inc (a)	67,041	270
Oil & Gas - 3.03%			Durect Corp (a)	6,518	19
Apco Oil and Gas International Inc	1,496	42	Dyax Corp (a)	12,031	42
Approach Resources Inc (a)	689	6	Hi-Tech Pharmacal Co Inc (a)	330	8
Arena Resources Inc (a)	3,646	135	Impax Laboratories Inc (a)	110,394	1,998
Atlas Energy Inc (a)	3,575	129	Infinity Pharmaceuticals Inc (a)	1,394	10
ATP Oil & Gas Corp (a)	1,346	25	Inspire Pharmaceuticals Inc (a)	166,708	1,142
BPZ Resources Inc (a)	7,001	46	Ironwood Pharmaceuticals Inc (a)	2,573	33
Brigham Exploration Co (a)	140,914	2,749	Isis Pharmaceuticals Inc (a)	63,585	684
Carrizo Oil & Gas Inc (a)	2,644	58	ISTA Pharmaceuticals Inc (a)	5,647	22
Contango Oil & Gas Co (a)	1,257	69	Jazz Pharmaceuticals Inc (a)	88,635	899
CVR Energy Inc (a)	293	2	KV Pharmaceutical Co (a)	3,321	5
FX Energy Inc (a)	7,108	31	Lannett Co Inc (a)	1,717	8
Georesources Inc (a)	54,513	935	MannKind Corp (a)	5,480	38
GMX Resources Inc (a)	60,007	481	Matrixx Initiatives Inc (a)	1,606	8
Gulfport Energy Corp (a)	4,142	52	Medicis Pharmaceutical Corp	1,302	33
Hercules Offshore Inc (a)	2,066	8	MiddleBrook Pharmaceuticals Inc (a)	6,191	2
McMoRan Exploration Co (a)	7,199	86	Nabi Biopharmaceuticals (a)	6,265	35
Northern Oil and Gas Inc (a)	3,390	55	Nektar Therapeutics (a)	10,221	143
Panhandle Oil and Gas Inc	1,197	30	Neogen Corp (a)	62,829	1,652
Penn Virginia Corp	53,161	1,356	NeurogesX Inc (a)	1,749	18
Pioneer Drilling Co (a)	1,678	12	Nutraceutical International Corp (a)	116	2
			Obagi Medical Products Inc (a)	2,830	38
See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Onyx Pharmaceuticals Inc (a)	5,852 $	169	Einstein Noah Restaurant Group Inc (a)	751 $	10
Optimer Pharmaceuticals Inc (a)	3,157	39	Ezcorp Inc (a)	4,835	100
Orexigen Therapeutics Inc (a)	4,447	30	Finish Line Inc/The	2,536	41
Pain Therapeutics Inc (a)	2,953	18	First Cash Financial Services Inc (a)	2,454	54
Pharmasset Inc (a)	19,584	634	Fred's Inc	2,042	28
PharMerica Corp (a)	3,405	66	Fuqi International Inc (a)	2,031	21
Progenics Pharmaceuticals Inc (a)	539	3	Gymboree Corp (a)	2,526	124
Questcor Pharmaceuticals Inc (a)	6,505	63	hhgregg Inc (a)	1,214	35
Rigel Pharmaceuticals Inc (a)	4,753	37	Hibbett Sports Inc (a)	54,352	1,495
Salix Pharmaceuticals Ltd (a)	48,961	1,968	HSN Inc (a)	4,337	131
Santarus Inc (a)	8,498	28	J Crew Group Inc (a)	27,109	1,260
Savient Pharmaceuticals Inc (a)	6,313	92	Jack in the Box Inc (a)	5,412	127
Sciclone Pharmaceuticals Inc (a)	6,075	25	Jo-Ann Stores Inc (a)	1,077	48
SXC Health Solutions Corp (a)	14,254	994	JOS A Bank Clothiers Inc (a)	1,997	121
Synta Pharmaceuticals Corp (a)	2,769	11	Kirkland's Inc (a)	54,005	1,203
Synutra International Inc (a)	1,715	40	Liz Claiborne Inc (a)	6,257	55
Theravance Inc (a)	6,671	112	Lululemon Athletica Inc (a)	4,439	167
USANA Health Sciences Inc (a)	1,026	37	Lumber Liquidators Holdings Inc (a)	71,086	2,165
Vanda Pharmaceuticals Inc (a)	4,423	37	McCormick & Schmick's Seafood Restaurants Inc	82,243	815
Viropharma Inc (a)	2,537	32	(a)
Vivus Inc (a)	7,664	78	Nu Skin Enterprises Inc	5,295	159
	$ 19,437		OfficeMax Inc (a)	5,229	99
REITS - 0.20%			Papa John's International Inc (a)	1,934	53
Acadia Realty Trust	1,519	29	PC Mall Inc (a)	470	2
Alexander's Inc	119	38	PetMed Express Inc	2,547	56
Associated Estates Realty Corp	423	6	PF Chang's China Bistro Inc (a)	2,587	113
DuPont Fabros Technology Inc	2,297	51	Pricesmart Inc	1,515	38
EastGroup Properties Inc	1,745	71	Rue21 Inc (a)	513	16
Equity Lifestyle Properties Inc	1,681	93	Ruth's Hospitality Group Inc (a)	4,336	24
Government Properties Income Trust	169	5	Sally Beauty Holdings Inc (a)	3,803	36
Invesco Mortgage Capital Inc	129	3	Sonic Automotive Inc (a)	1,322	14
LTC Properties Inc	421	12	Sonic Corp (a)	5,303	62
Mid-America Apartment Communities Inc	1,508	83	Sport Supply Group Inc	438	6
National Health Investors Inc	224	9	Stein Mart Inc (a)	4,008	38
Omega Healthcare Investors Inc	2,725	55	Texas Roadhouse Inc (a)	148,202	2,191
PS Business Parks Inc	622	38	Tractor Supply Co	3,919	263
Saul Centers Inc	652	26	Ulta Salon Cosmetics & Fragrance Inc (a)	126,181	2,918
Tanger Factory Outlet Centers	2,268	94	Wet Seal Inc/The (a)	394,304	1,865
UMH Properties Inc	374	4	World Fuel Services Corp	6,675	190
Universal Health Realty Income Trust	971	32	Zumiez Inc (a)	1,806	33
Washington Real Estate Investment Trust	1,059	33		$ 22,925
	$ 682		Savings & Loans - 0.02%
Retail - 6.59%			Brookline Bancorp Inc	2,438	27
99 Cents Only Stores (a)	4,528	70	Cheviot Financial Corp	111	1
AFC Enterprises Inc (a)	403	4	Danvers Bancorp Inc	243	4
Big 5 Sporting Goods Corp	2,348	40	Investors Bancorp Inc (a)	671	9
BJ's Restaurants Inc (a)	59,684	1,440	Prudential Bancorp Inc of Pennsylvania	604	5
Books-A-Million Inc	136	1	Roma Financial Corp	581	7
Buckle Inc/The	2,236	81	Territorial Bancorp Inc	218	4
Buffalo Wild Wings Inc (a)	1,704	70	United Financial Bancorp Inc	469	6
Build-A-Bear Workshop Inc (a)	104,911	1,003		$ 63
California Pizza Kitchen Inc (a)	3,166	65	Semiconductors - 7.89%
Carrols Restaurant Group Inc (a)	1,916	14	Amkor Technology Inc (a)	12,175	92
Casey's General Stores Inc	3,326	128	Amtech Systems Inc (a)	79,703	763
Cato Corp/The	3,020	72	Applied Micro Circuits Corp (a)	7,500	85
CEC Entertainment Inc (a)	2,512	98	ATMI Inc (a)	1,535	28
Cheesecake Factory Inc/The (a)	6,561	178	Cavium Networks Inc (a)	93,719	2,588
Chico's FAS Inc	126,516	1,884	Ceva Inc (a)	84,993	1,041
Childrens Place Retail Stores Inc/The (a)	2,411	110	Cirrus Logic Inc (a)	144,917	1,842
Citi Trends Inc (a)	29,749	998	Conexant Systems Inc (a)	72,574	221
CKE Restaurants Inc	4,627	57	Diodes Inc (a)	3,742	80
Coldwater Creek Inc (a)	4,389	31	Emulex Corp (a)	78,940	927
Collective Brands Inc (a)	3,049	71	Entegris Inc (a)	242,085	1,499
Cost Plus Inc (a)	10,755	58	Formfactor Inc (a)	83,300	1,250
Cracker Barrel Old Country Store Inc	1,818	90	GT Solar International Inc (a)	5,160	30
Denny's Corp (a)	10,560	35	Hittite Microwave Corp (a)	20,323	1,043
Destination Maternity Corp (a)	801	25	IXYS Corp (a)	3,226	29
DineEquity Inc (a)	1,667	69	Kopin Corp (a)	11,294	48
Domino's Pizza Inc (a)	588	9	Kulicke & Soffa Industries Inc (a)	145,195	1,190
Dress Barn Inc (a)	1,576	44	Lattice Semiconductor Corp (a)	1,626	9
DSW Inc (a)	119	4	Micrel Inc	3,031	35

See accompanying notes

246

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Semiconductors (continued)			Software (continued)
Microsemi Corp (a)	96,778 $	1,603	RightNow Technologies Inc (a)	2,389 $	39
Microtune Inc (a)	5,386	14	Scientific Learning Corp (a)	90,575	458
Mindspeed Technologies Inc (a)	96,142	964	Seachange International Inc (a)	2,798	23
MIPS Technologies Inc (a)	7,379	37	SolarWinds Inc (a)	1,988	37
Monolithic Power Systems Inc (a)	39,506	974	Solera Holdings Inc	7,736	301
Netlogic Microsystems Inc (a)	69,537	2,167	Synchronoss Technologies Inc (a)	1,859	38
O2Micro International Ltd ADR(a)	154,037	1,078	SYNNEX Corp (a)	658	18
PLX Technology Inc (a)	89,521	470	Taleo Corp (a)	86,174	2,239
Power Integrations Inc	2,258	87	THQ Inc (a)	4,807	37
Richardson Electronics Ltd/United States	113,718	1,307	Tyler Technologies Inc (a)	3,475	59
Rovi Corp (a)	29,863	1,164	Ultimate Software Group Inc (a)	55,229	1,848
Rubicon Technology Inc (a)	46,628	1,265	Unica Corp (a)	5,931	55
Semtech Corp (a)	5,828	106	VeriFone Holdings Inc (a)	7,908	151
Sigma Designs Inc (a)	3,668	44		$ 25,989
Skyworks Solutions Inc (a)	98,128	1,652	Storage & Warehousing - 0.01%
Standard Microsystems Corp (a)	942	24	Mobile Mini Inc (a)	1,524	25
Supertex Inc (a)	1,817	49
Tessera Technologies Inc (a)	5,418	110	Telecommunications - 5.07%
TriQuint Semiconductor Inc (a)	9,294	70	Acme Packet Inc (a)	116,625	3,049
Ultratech Inc (a)	2,239	33	ADC Telecommunications Inc (a)	3,220	26
Veeco Instruments Inc (a)	29,658	1,304	ADTRAN Inc	4,957	133
Volterra Semiconductor Corp (a)	2,273	54	Alaska Communications Systems Group Inc	4,188	36
Zoran Corp (a)	4,342	42	Anaren Inc (a)	2,100	31
	$ 27,418		Anixter International Inc (a)	741	39
Software - 7.48%			Applied Signal Technology Inc	57,117	1,068
Accelrys Inc (a)	4,469	31	Arris Group Inc (a)	10,773	132
ACI Worldwide Inc (a)	3,321	62	Aruba Networks Inc (a)	220,070	2,764
Actuate Corp (a)	7,329	42	Atheros Communications Inc (a)	45,821	1,779
Acxiom Corp (a)	64,014	1,221	AudioCodes Ltd (a)	141,835	554
Advent Software Inc (a)	1,671	76	Calix Inc (a)	10,870	131
ANSYS Inc (a)	37,803	1,701	Cbeyond Inc (a)	2,324	36
ArcSight Inc (a)	2,016	46	Cincinnati Bell Inc (a)	6,282	21
Ariba Inc (a)	8,288	118	Comtech Telecommunications Corp (a)	3,134	98
athenahealth Inc (a)	15,716	456	Consolidated Communications Holdings Inc	1,991	37
Blackbaud Inc	4,803	111	CPI International Inc (a)	361	5
Blackboard Inc (a)	92,635	3,942	DigitalGlobe Inc (a)	1,405	37
Bottomline Technologies Inc (a)	3,001	52	EMS Technologies Inc (a)	2,035	32
China Information Security Technology Inc (a)	3,951	24	GeoEye Inc (a)	2,246	64
China TransInfo Technology Corp (a)	1,460	10	Global Crossing Ltd (a)	2,371	35
CommVault Systems Inc (a)	4,563	96	Harmonic Inc (a)	8,165	56
Computer Programs & Systems Inc	1,085	49	HickoryTech Corp	2,216	19
Concur Technologies Inc (a)	32,418	1,359	Hughes Communications Inc (a)	1,457	41
CSG Systems International Inc (a)	2,302	52	Infinera Corp (a)	7,969	73
Deltek Inc (a)	2,955	23	InterDigital Inc (a)	5,040	140
Digi International Inc (a)	1,486	16	Iowa Telecommunications Services Inc	815	14
DivX Inc (a)	71,494	598	IPG Photonics Corp (a)	99,769	1,747
Double-Take Software Inc (a)	2,663	29	Ixia (a)	114,067	1,169
Ebix Inc (a)	85,504	1,391	LogMeIn Inc (a)	914	21
Eclipsys Corp (a)	103,368	2,137	Loral Space & Communications Inc (a)	1,234	53
EPIQ Systems Inc (a)	3,549	43	MasTec Inc (a)	4,229	53
infoGROUP Inc (a)	3,039	24	Netgear Inc (a)	1,459	40
Informatica Corp (a)	9,553	239	Neutral Tandem Inc (a)	3,131	53
Innodata Isogen Inc (a)	3,642	13	Novatel Wireless Inc (a)	4,969	34
Interactive Intelligence Inc (a)	102,041	2,018	NTELOS Holdings Corp	3,635	71
JDA Software Group Inc (a)	2,783	80	Oplink Communications Inc (a)	2,434	37
Lawson Software Inc (a)	6,148	48	PAETEC Holding Corp (a)	11,639	58
Mantech International Corp (a)	1,951	88	Plantronics Inc	4,967	165
MedAssets Inc (a)	45,608	1,041	Polycom Inc (a)	36,197	1,178
Medidata Solutions Inc (a)	1,000	15	Preformed Line Products Co	345	10
MicroStrategy Inc (a)	15,561	1,192	Premiere Global Services Inc (a)	4,436	41
Omnicell Inc (a)	71,144	950	RCN Corp (a)	3,474	51
Opnet Technologies Inc	2,193	35	RF Micro Devices Inc (a)	28,357	159
Parametric Technology Corp (a)	10,986	204	SAVVIS Inc (a)	3,962	70
Pegasystems Inc	1,645	52	Shenandoah Telecommunications Co	2,847	50
Phase Forward Inc (a)	3,840	65	ShoreTel Inc (a)	7,218	47
Progress Software Corp (a)	3,787	122	Switch & Data Facilities Co Inc (a)	2,186	42
PROS Holdings Inc (a)	3,126	28	Syniverse Holdings Inc (a)	6,709	135
QAD Inc (a)	1,700	9	Tekelec (a)	2,469	45
Quality Systems Inc	2,604	167	USA Mobility Inc (a)	3,342	47
Quest Software Inc (a)	1,091	19	Viasat Inc (a)	49,683	1,762
Renaissance Learning Inc	41,636	592		$ 17,588

See accompanying notes

247

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax
COMMON STOCKS (continued)	Shares Held Value (000's)		cost of investments held as of the period end were as follows:
Textiles - 0.01%
Unifirst Corp/MA	453 $	22	Unrealized Appreciation	$ 77,470
			Unrealized Depreciation	(8,167)
Transportation - 1.12%			Net Unrealized Appreciation (Depreciation)	$ 69,303
Air Transport Services Group Inc (a)	5,653	31
Celadon Group Inc (a)	2,985	44	Cost for federal income tax purposes	$ 269,972
Dynamex Inc (a)	1,170	21	All dollar amounts are shown in thousands (000's)
Forward Air Corp	1,558	44
Genesee & Wyoming Inc (a)	3,546	139	Portfolio Summary (unaudited)
Golar LNG Ltd (a)	3,393	44	Sector	Percent
Gulfmark Offshore Inc (a)	1,309	45	Consumer, Non-cyclical	26 .02%
Heartland Express Inc	3,571	59	Technology	18 .21%
HUB Group Inc (a)	76,889	2,461	Consumer, Cyclical	17 .70%
Knight Transportation Inc	4,281	91	Industrial	12 .44%
Marten Transport Ltd (a)	2,550	56	Communications	11 .84%
PHI Inc (a)	1,157	24	Energy	4 .82%
Ship Finance International Ltd	2,938	58	Financial	4 .24%
Teekay Tankers Ltd	1,785	23	Basic Materials	2 .29%
UTI Worldwide Inc	48,903	775	Utilities	0 .05%
		$ 3,915	Diversified	0 .00%
			Other Assets in Excess of Liabilities, Net	2 .39%
Trucking & Leasing - 0.00%			TOTAL NET ASSETS	100.00%
TAL International Group Inc	132	3

Water - 0.01%			Other Assets Summary (unaudited)
Consolidated Water Co Ltd	814	11	Asset Type	Percent
Pennichuck Corp	152	4	Futures	2 .35%
York Water Co	817	11
		$ 26
TOTAL COMMON STOCKS		$ 334,727
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.31%	(000's)	Value (000's)
Banks - 1.31%
Investment in Joint Trading Account; Bank of	$ 1,246	$ 1,246
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,270,881; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	810	810
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $826,642; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,246	1,246
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,270,881; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	1,246	1,246
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,270,882; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 4,548
TOTAL REPURCHASE AGREEMENTS		$ 4,548
Total Investments		$ 339,275
Other Assets in Excess of Liabilities, Net -
2.39%		$ 8,306
TOTAL NET ASSETS - 100.00%		$ 347,581

(a)	Non-Income Producing Security
(b)	Security is Illiquid

See accompanying notes

248

Schedule of Investments
SmallCap Growth Fund II
April 30, 2010 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Current Market Value	Appreciation/(Depreciation)
Russell 2000 Mini; June 2010	Long	114 $	8,123	$ 8,157	$ 34
					$ 34
All dollar amounts are shown in thousands (000's)

See accompanying notes

249

Schedule of Investments SmallCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS - 96.31%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Aerospace & Defense - 2.23%			Consumer Products (continued)
Esterline Technologies Corp (a)	57,710 $	3,219	Helen of Troy Ltd (a)	65,970 $	1,782
Moog Inc (a)	45,020	1,673		$ 6,518
Teledyne Technologies Inc (a)	52,050	2,269	Distribution & Wholesale - 0.61%
Triumph Group Inc	38,950	3,021	Beacon Roofing Supply Inc (a)	126,180	2,801
	$ 10,182
Airlines - 0.40%			Diversified Financial Services - 2.30%
Skywest Inc	123,418	1,849	Calamos Asset Management Inc	191,250	2,381
			E*Trade Financial Corp (a)	926,230	1,556
Apparel - 1.44%			Evercore Partners Inc - Class A	63,930	2,291
Jones Apparel Group Inc	145,280	3,161	National Financial Partners Corp (a)	141,180	2,173
Perry Ellis International Inc (a)	142,820	3,446	SWS Group Inc	188,702	2,089
	$ 6,607			$ 10,490
Automobile Parts & Equipment - 2.30%			Electric - 2.79%
ArvinMeritor Inc (a)	126,080	1,932	Avista Corp	112,970	2,443
Dana Holding Corp (a)	163,030	2,178	Central Vermont Public Service Corp	98,290	2,144
Modine Manufacturing Co (a)	201,860	2,828	IDACORP Inc	44,020	1,588
Tenneco Inc (a)	138,740	3,575	NorthWestern Corp	73,050	2,208
	$ 10,513		UIL Holdings Corp	70,950	2,060
Banks - 10.82%			Unisource Energy Corp	69,020	2,300
Bancfirst Corp	47,860	2,113		$ 12,743
Banco Latinoamericano de Comercio Exterior SA	182,360	2,582	Electrical Components & Equipment - 1.06%
Banner Corp	184,167	1,044	EnerSys (a)	105,570	2,732
City Holding Co	50,094	1,755	Fushi Copperweld Inc (a)	190,779	2,110
Columbia Banking System Inc	63,000	1,416		$ 4,842
Community Bank System Inc	151,950	3,749	Electronics - 4.12%
Community Trust Bancorp Inc	119,671	3,593	Brady Corp	70,170	2,411
CVB Financial Corp	256,100	2,820	Checkpoint Systems Inc (a)	114,340	2,583
East West Bancorp Inc	98,260	1,925	CTS Corp	228,670	2,401
Great Southern Bancorp Inc	110,540	2,696	Cymer Inc (a)	64,600	2,206
Iberiabank Corp	34,580	2,132	Methode Electronics Inc	173,160	1,922
Independent Bank Corp/Rockland MA	126,910	3,292	OSI Systems Inc (a)	80,360	2,093
PrivateBancorp Inc	92,410	1,323	Plexus Corp (a)	61,930	2,294
Prosperity Bancshares Inc	82,360	3,230	Watts Water Technologies Inc	83,230	2,953
Renasant Corp	143,490	2,372		$ 18,863
Republic Bancorp Inc/KY	96,610	2,333	Engineering & Contruction - 0.99%
Southside Bancshares Inc	75,495	1,629	EMCOR Group Inc (a)	90,440	2,583
Texas Capital Bancshares Inc (a)	87,360	1,738	Insituform Technologies Inc (a)	80,910	1,939
Trustmark Corp	134,520	3,293		$ 4,522
Webster Financial Corp	81,560	1,690	Environmental Control - 0.40%
Wilshire Bancorp Inc	252,500	2,742	Tetra Tech Inc (a)	75,420	1,837
	$ 49,467
Biotechnology - 0.45%			Food - 1.16%
Incyte Corp (a)	152,680	2,049	Fresh Del Monte Produce Inc (a)	123,470	2,577
			Seneca Foods Corp (a)	43,720	1,436
Building Materials - 0.36%			TreeHouse Foods Inc (a)	31,220	1,320
Universal Forest Products Inc	38,840	1,633		$ 5,333
			Forest Products & Paper - 1.20%
Chemicals - 2.90%			Domtar Corp	44,190	3,131
Arch Chemicals Inc	49,989	1,700	PH Glatfelter Co	161,760	2,376
HB Fuller Co	105,790	2,481		$ 5,507
Innophos Holdings Inc	90,740	2,585	Gas - 1.87%
Olin Corp	158,420	3,327	Nicor Inc	36,320	1,580
Sensient Technologies Corp	100,450	3,167	Northwest Natural Gas Co	47,930	2,271
	$ 13,260		Southwest Gas Corp	83,020	2,582
Commercial Services - 3.30%			WGL Holdings Inc	59,110	2,113
ABM Industries Inc	118,600	2,549		$ 8,546
Global Cash Access Holdings Inc (a)	259,410	2,252
On Assignment Inc (a)	294,250	2,069	Hand & Machine Tools - 0.66%
Parexel International Corp (a)	78,890	1,860	Regal-Beloit Corp	47,890	3,030
Rent-A-Center Inc/TX (a)	109,780	2,835
SFN Group Inc (a)	128,830	1,101	Healthcare - Products - 0.77%
			Integra LifeSciences Holdings Corp (a)	36,390	1,653
Steiner Leisure Ltd (a)	51,440	2,411
			Orthofix International NV (a)	55,090	1,884
	$ 15,077			$ 3,537
Computers - 0.96%			Healthcare - Services - 2.10%
CACI International Inc (a)	44,160	2,095
			Amedisys Inc (a)	41,890	2,412
Cogo Group Inc (a)	323,330	2,276
			AMERIGROUP Corp (a)	51,740	1,875
	$ 4,371		Magellan Health Services Inc (a)	62,890	2,655
Consumer Products - 1.42%			RehabCare Group Inc (a)	93,550	2,668
Central Garden and Pet Co - A Shares (a)	218,310	2,255
				$ 9,610
Ennis Inc	134,160	2,481

See accompanying notes

Schedule of Investments SmallCap Value Fund April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000's)
Home Builders - 0.36%			Pharmaceuticals - 0.99%
Ryland Group Inc	71,910 $	1,638	BioScrip Inc (a)	263,670 $	2,357
			Par Pharmaceutical Cos Inc (a)	79,380	2,154
Insurance - 4.59%				$ 4,511
American Physicians Capital Inc	70,716	2,365	REITS - 10.15%
Delphi Financial Group Inc	117,720	3,237	American Campus Communities Inc	78,420	2,209
Flagstone Reinsurance Holdings Ltd	201,620	2,248	Ashford Hospitality Trust Inc (a)	360,820	3,356
Horace Mann Educators Corp	234,630	4,038	BioMed Realty Trust Inc	218,050	4,036
Max Capital Group Ltd	92,980	2,073	CBL & Associates Properties Inc	191,010	2,789
Platinum Underwriters Holdings Ltd	68,650	2,555	Corporate Office Properties Trust SBI MD	59,240	2,396
Radian Group Inc	129,492	1,838	DuPont Fabros Technology Inc	131,730	2,920
Selective Insurance Group Inc	159,060	2,658	Entertainment Properties Trust	78,633	3,438
	$ 21,012		Extra Space Storage Inc	144,550	2,171
Internet - 0.91%			Highwoods Properties Inc	54,290	1,736
j2 Global Communications Inc (a)	72,930	1,756	Home Properties Inc	59,080	2,936
TIBCO Software Inc (a)	213,640	2,436	Kilroy Realty Corp	51,010	1,788
	$ 4,192		LTC Properties Inc	77,600	2,165
Investment Companies - 2.08%			MFA Mortgage Investments Inc	217,510	1,547
American Capital Ltd (a)	277,650	1,705	Mid-America Apartment Communities Inc	36,460	2,015
Apollo Investment Corp	102,330	1,244	PS Business Parks Inc	52,250	3,135
Hercules Technology Growth Capital Inc	236,920	2,568	Saul Centers Inc	88,270	3,490
MCG Capital Corp (a)	210,408	1,395	Urstadt Biddle Properties Inc	157,899	2,662
PennantPark Investment Corp	239,346	2,619	Washington Real Estate Investment Trust	50,360	1,584
	$ 9,531			$ 46,373
Iron & Steel - 1.01%			Retail - 7.42%
Schnitzer Steel Industries Inc	38,470	2,077	Asbury Automotive Group Inc (a)	168,700	2,623
Universal Stainless & Alloy (a)	110,550	2,579	Cash America International Inc	43,700	1,620
	$ 4,656		Dillard's Inc	68,160	1,914
Leisure Products & Services - 0.69%			Domino's Pizza Inc (a)	173,000	2,666
Life Time Fitness Inc (a)	85,240	3,133	Dress Barn Inc (a)	113,040	3,129
			Finish Line Inc/The	226,100	3,642
Machinery - Diversified - 1.56%			Jo-Ann Stores Inc (a)	64,330	2,838
Alamo Group Inc	98,530	2,321	MarineMax Inc (a)	181,940	2,029
Altra Holdings Inc (a)	185,960	2,819	McCormick & Schmick's Seafood Restaurants Inc	210,620	2,087
			(a)
Briggs & Stratton Corp	82,570	1,960
	$ 7,100		Men's Wearhouse Inc	85,910	2,030
			Ruby Tuesday Inc (a)	259,930	2,909
Media - 0.49%			Sally Beauty Holdings Inc (a)	307,130	2,933
Scholastic Corp	82,990	2,242	Tuesday Morning Corp (a)	274,360	1,550
Metal Fabrication & Hardware - 1.06%			World Fuel Services Corp	70,280	1,998
CIRCOR International Inc	70,790	2,440		$ 33,968
LB Foster Co (a)	80,960	2,396	Savings & Loans - 1.45%
	$ 4,836		Flushing Financial Corp	119,081	1,621
			Investors Bancorp Inc (a)	115,700	1,609
Mining - 1.17%
Century Aluminum Co (a)	79,480	1,071	OceanFirst Financial Corp	128,270	1,650
Hecla Mining Co (a)	319,130	1,905	Provident Financial Services Inc	134,470	1,772
Kaiser Aluminum Corp	58,470	2,350		$ 6,652

	$ 5,326		Semiconductors - 2.27%
Miscellaneous Manufacturing - 2.06%			Cabot Microelectronics Corp (a)	57,900	2,221
Actuant Corp	106,560	2,443	Intersil Corp	133,120	1,981
			Kulicke & Soffa Industries Inc (a)	209,990	1,722
Ameron International Corp	30,170	2,094
AO Smith Corp	56,960	2,941	Micrel Inc	223,830	2,612
			TriQuint Semiconductor Inc (a)	247,980	1,870
Koppers Holdings Inc	68,580	1,932
	$ 9,410			$ 10,406
Oil & Gas - 2.76%			Software - 1.80%
Berry Petroleum Co	99,820	3,231	Acxiom Corp (a)	117,610	2,244
Penn Virginia Corp	95,930	2,447	JDA Software Group Inc (a)	74,480	2,153
Petroquest Energy Inc (a)	212,760	1,258	Quest Software Inc (a)	87,190	1,528
Rosetta Resources Inc (a)	100,660	2,507	SYNNEX Corp (a)	85,500	2,344
Swift Energy Co (a)	88,040	3,185		$ 8,269
	$ 12,628		Telecommunications - 1.91%
Oil & Gas Services - 1.17%			Anaren Inc (a)	116,310	1,724
Oil States International Inc (a)	57,440	2,775	Arris Group Inc (a)	168,450	2,070
T-3 Energy Services Inc (a)	86,790	2,582	Consolidated Communications Holdings Inc	135,060	2,505
			Oplink Communications Inc (a)	65,390	988
	$ 5,357		Symmetricom Inc (a)	216,947	1,438
Packaging & Containers - 1.29%
BWAY Holding Co (a)	100,780	1,993		$ 8,725
Rock-Tenn Co	41,130	2,122	Transportation - 2.51%
			Atlas Air Worldwide Holdings Inc (a)	53,070	2,933
Silgan Holdings Inc	29,720	1,793	Bristow Group Inc (a)	47,730	1,848
	$ 5,908		Genco Shipping & Trading Ltd (a)	70,420	1,631

See accompanying notes

		Schedule of Investments
		SmallCap Value Fund
		April 30, 2010 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000's)
Transportation (continued)
HUB Group Inc (a)	92,450 $	2,959
Marten Transport Ltd (a)	96,710	2,113
		$ 11,484
TOTAL COMMON STOCKS		$ 440,544
	Maturity
	Amount
REPURCHASE AGREEMENTS - 1.03%	(000's)	Value (000's)
Banks - 1.03%
Investment in Joint Trading Account; Bank of	$ 1,288	$ 1,288
America Repurchase Agreement; 0.19%
dated 04/30/10 maturing 05/03/10
(collateralized by US Treasury Notes;
$1,313,721; 0.00% - 4.63%; dated 06/25/10 -
10/15/15)
Investment in Joint Trading Account; Credit Suisse	838	838
Repurchase Agreement; 0.19% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $854,506; 0.00% -
5.50%; dated 03/03/10 - 10/05/29)
Investment in Joint Trading Account; Deutsche	1,288	1,288
Bank Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,313,721; 1.13%
- 3.75%; dated 09/09/11 - 03/09/12)
Investment in Joint Trading Account; Morgan	1,288	1,288
Stanley Repurchase Agreement; 0.18% dated
04/30/10 maturing 05/03/10 (collateralized by
Sovereign Agency Issues; $1,313,720; 0.00%
- 5.85%; dated 03/03/10 - 02/19/25)
		$ 4,702
TOTAL REPURCHASE AGREEMENTS		$ 4,702
Total Investments		$ 445,246
Other Assets in Excess of Liabilities, Net -
2.66%		$ 12,166
TOTAL NET ASSETS - 100.00%		$ 457,412

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held as of the period end were as follows:

Unrealized Appreciation	$ 84,463
Unrealized Depreciation	(8,350)
Net Unrealized Appreciation (Depreciation)	$ 76,113
Cost for federal income tax purposes	$ 369,133
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent
Financial	32 .42%
Industrial	18 .30%
Consumer, Cyclical	13 .22%
Consumer, Non-cyclical	10 .19%
Basic Materials	6 .28%
Technology	5 .03%
Utilities	4 .66%
Energy	3 .93%
Communications	3 .31%
Other Assets in Excess of Liabilities, Net	2 .66%
TOTAL NET ASSETS	100.00%

See accompanying notes

252

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS - 105.89%	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Alabama - 1.33%			California (continued)
Auburn University			Los Angeles Harbor Department
5.00%, 6/1/2038	$ 1,500	$ 1,551	5.00%, 8/1/2031	$ 1,240	$ 1,284
Courtland Industrial Development Board			Los Angeles Unified School District/CA
5.20%, 6/1/2025	1,250	1,153	5.00%, 7/1/2029	1,000	1,038
Selma Industrial Development Board			Morongo Band of Mission Indians
6.25%, 11/1/2033	700	719	6.50%, 3/1/2028(c)	500	466
		$ 3,423	Poway Unified School District
Alaska - 4.16%			0.00%, 8/1/2023(b)	1,250	611
Alaska International Airports System AMBAC			0.00%, 8/1/2026(b)	1,275	508
5.25%, 10/1/2027	4,500	4,948	Quechan Indian Tribe of Fort Yuma
Borough of Matanuska-Susitna AK			7.00%, 12/1/2027	200	163
5.50%, 9/1/2023	1,500	1,706	Richmond Joint Powers Financing Authority
City of Anchorage AK			6.25%, 7/1/2024	1,000	1,052
6.38%, 1/1/2020	2,000	2,020	San Joaquin Hills Transportation Corridor Agency
City of Anchorage AK MBIA			0.00%, 1/15/2034(b)	7,000	1,065
6.50%, 12/1/2013	1,235	1,430	State of California
Northern Tobacco Securitization Corp			5.25%, 7/1/2021	1,000	1,118
5.00%, 6/1/2046	1,000	669	5.25%, 11/1/2025	2,000	2,042
		$ 10,773	5.75%, 4/1/2031	675	725
Arizona - 2.92%			Tobacco Securitization Authority of Northern
Arizona State Transportation Board			California
5.00%, 07/01/2026(a)	1,500	1,642	5.38%, 6/1/2038	1,000	824
Arizona State University			Tobacco Securitization Authority of Southern
5.25%, 9/1/2024	1,090	1,131	California
Maricopa County Pollution Control Corp			5.00%, 6/1/2037	1,000	780
6.00%, 5/1/2029	500	526	University of California
Navajo County Pollution Control Corp			5.50%, 5/15/2027	1,375	1,476
5.75%, 6/1/2034	1,000	1,067	5.75%, 05/15/2023(a)	930	1,084
Phoenix Civic Improvement Corp			5.75%, 05/15/2025(a)	1,380	1,591
5.00%, 7/1/2034	1,000	1,046			$ 33,855
Pima County Industrial Development Authority			Colorado - 3.11%
5.75%, 7/1/2036	100	80	City of Colorado Springs CO FSA
6.00%, 6/1/2036	160	107	5.25%, 12/15/2022	3,000	3,219
6.25%, 6/1/2026	160	135	Colorado Educational & Cultural Facilities
6.55%, 12/1/2037	300	293	Authority
Salt River Project Agricultural Improvement &			0.27%, 10/1/2038	2,100	2,100
Power District			Colorado Health Facilities Authority FSA
5.00%, 1/1/2039	1,500	1,574	5.20%, 3/1/2031	1,000	1,020
		$ 7,601	Lincoln Park Metropolitan District
California - 13.09%			6.20%, 12/1/2037	500	486
Bay Area Toll Authority			Platte River Power Authority
5.00%, 04/01/2034(a)	2,500	2,576	5.00%, 6/1/2026	1,135	1,242
5.00%, 04/01/2039(a)	1,000	1,027			$ 8,067
Beverly Hills Unified School District/CA			Connecticut - 0.55%
0.00%, 8/1/2027(b)	3,000	1,256	State of Connecticut ACA
California State Public Works Board			6.60%, 7/1/2024	1,500	1,420
5.00%, 4/1/2030	1,175	1,108
California Statewide Communities Development			District of Columbia - 2.53%
Authority			District of Columbia
6.25%, 11/15/2019	500	540	6.38%, 10/1/2034	1,000	1,068
6.63%, 11/15/2024	500	531	District of Columbia Income Tax Revenue MBIA
6.63%, 8/1/2029	1,000	1,118	5.00%, 12/01/2024(a)	715	794
City of Vernon CA			District of Columbia Income Tax Revenue MBIA-
5.13%, 8/1/2021	1,000	1,056	IBC
Foothill-Eastern Transportation Corridor Agency			5.00%, 12/01/2023(a)	1,785	1,996
0.00%, 1/15/2018(b)	2,000	1,186	District of Columbia Water & Sewer
Golden State Tobacco Securitization Corp			Authority FSA
4.50%, 6/1/2027	1,240	1,135	5.50%, 10/1/2017	500	586
5.00%, 6/1/2045	1,000	910	5.50%, 10/1/2041	2,000	2,095
5.75%, 6/1/2047	1,660	1,273			$ 6,539
Hesperia Public Financing Authority XLCA			Florida - 5.64%
5.00%, 9/1/2031	1,000	865	Bay Laurel Center Community Development
Jurupa Unified School District FGIC			District
5.13%, 8/1/2022	1,700	1,739	5.45%, 5/1/2037	470	357
Lancaster Redevelopment Agency			City of Port St Lucie FL MBIA
6.50%, 8/1/2029	580	637	5.00%, 7/1/2033	500	457
Los Angeles Department of Water & Power			County of Alachua FL
5.25%, 07/01/2038(a)	1,000	1,071	5.88%, 11/15/2042	150	122

See accompanying notes

253

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Florida (continued)			Illinois (continued)
County of Miami-Dade FL ASSURED GTY			Illinois Finance Authority (continued)
5.25%, 10/1/2033	$ 2,000	$ 1,995	5.75%, 11/15/2037	$ 1,500	$ 1,501
Escambia County Health Facilities			6.00%, 5/15/2025	500	439
Authority AMBAC			6.00%, 3/1/2038	1,000	1,070
5.95%, 7/1/2020	75	76	6.25%, 11/15/2035	1,000	1,048
Florida Housing Finance Corporation			6.50%, 11/1/2038	1,000	1,112
6.50%, 7/1/2036	900	900	7.00%, 2/15/2018	685	828
Hillsborough County Port District MBIA			7.25%, 11/1/2038	1,000	1,124
5.38%, 6/1/2027	1,000	1,004	Village of Bartlett IL
Miami-Dade County Educational Facilities			5.60%, 1/1/2023	300	252
Authority			Village of Bolingbrook IL
5.50%, 4/1/2038	1,000	1,049	6.25%, 1/1/2024(d)	500	313
Miami-Dade County School Board			Village of Gilberts IL
5.25%, 5/1/2028	2,000	2,093	0.00%, 3/1/2016(b),(e)	500	275
Orange County Housing Finance Authority			Village of Pingree Grove IL
7.00%, 10/1/2025	500	516	5.25%, 3/1/2015	400	368
Orlando Utilities Commission			6.00%, 3/1/2036	122	101
6.00%, 10/1/2010	5,000	5,116	Volo Village Special Service Area No 3
Seminole Indian Tribe of Florida			6.00%, 3/1/2036	250	195
5.75%, 10/1/2022(c)	250	243			$ 25,516
Tolomato Community Development District			Indiana - 2.18%
6.55%, 5/1/2027	300	253	Indiana Finance Authority
6.65%, 5/1/2040	300	239	5.38%, 11/1/2032	1,000	1,037
Wentworth Estates Community Development			Indiana Municipal Power Agency
District			6.00%, 1/1/2039	1,000	1,081
5.63%, 5/1/2037	155	51	Indiana Municipal Power Agency MBIA
West Villages Improvement District			6.13%, 1/1/2013	3,265	3,528
5.50%, 5/1/2037	160	73			$ 5,646
		$ 14,544	Iowa - 1.50%
Georgia - 0.61%			City of Altoona IA
City of Atlanta GA			5.75%, 6/1/2031	1,200	1,214
6.00%, 11/1/2027	1,000	1,080	County of Pottawattamie IA
7.38%, 1/1/2031	500	504	5.75%, 5/15/2026	385	306
		$ 1,584	Iowa Finance Authority
Hawaii - 0.84%			5.75%, 11/15/2024	400	344
City & County of Honolulu HI			Iowa Tobacco Settlement Authority
6.00%, 1/1/2012	1,270	1,378	5.50%, 6/1/2042	1,000	735
6.00%, 1/1/2012	730	794	State of Iowa
		$ 2,172	5.00%, 6/1/2027	1,200	1,283
Idaho - 1.35%					$ 3,882
Idaho Health Facilities Authority			Kansas - 1.84%
6.65%, 2/15/2021	2,000	2,633	City of Lenexa KS
Idaho Housing & Finance Association/ID			5.50%, 5/15/2039	1,000	813
5.85%, 7/1/2036	825	862	City of Manhattan KS
		$ 3,495	5.00%, 5/15/2024	500	445
Illinois - 9.84%			5.00%, 5/15/2036	300	232
Chicago O'Hare International Airport/IL AGC-			Kansas Development Finance Authority
ICC MBIA			5.50%, 11/15/2029	1,000	1,057
5.25%, 01/01/2025(a)	2,250	2,360	Sedgwick & Shawnee Counties
City of Chicago IL			KS GNMA/FNMA
5.50%, 1/1/2038	1,000	1,065	5.65%, 6/1/2037	1,135	1,167
7.13%, 3/15/2022	575	579	Wyandotte County-Kansas City Unified
7.46%, 2/15/2026	250	250	Government
City of Chicago IL ASSURED GTY			5.00%, 9/1/2029	1,000	1,060
5.25%, 01/01/2025(a)	2,000	2,173			$ 4,774
City of Chicago IL FSA			Kentucky - 2.73%
5.75%, 01/01/2020(a)	5,230	5,492	Kentucky Economic Development Finance
City of United City of Yorkville IL			Authority
5.75%, 3/1/2028	500	450	5.38%, 8/15/2024	1,000	1,078
6.00%, 3/1/2036	600	452	5.63%, 8/15/2027	1,000	1,086
Huntley Special Service Area No			Kentucky Economic Development Finance
10/IL ASSURED GTY			Authority ASSURED GTY
5.10%, 3/1/2029	1,000	1,021	6.00%, 12/1/2033	1,000	1,096
Illinois Finance Authority			Kentucky Economic Development Finance
5.00%, 8/15/2026	160	132	Authority Owensboro Medical Health Systems
5.10%, 8/15/2031	505	397	6.50%, 3/1/2045	500	516
5.38%, 8/15/2024	500	536	Kentucky State Property & Building Commission
5.50%, 8/1/2037	1,000	902	5.25%, 2/1/2025	1,000	1,097
5.75%, 8/15/2030	1,000	1,081
See accompanying notes			254

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Kentucky (continued)			Minnesota (continued)
Louisville/Jefferson County Metropolitan			City of Pine City MN
Government			6.25%, 5/1/2035	$ 100	$ 89
5.25%, 10/1/2036	$ 665	$ 653			$ 1,868
Paducah Electric Plant Board			Mississippi - 0.52%
5.25%, 10/1/2035	1,500	1,565	County of Jackson MS
		$ 7,091	0.23%, 12/1/2016	1,355	1,355
Louisiana - 0.85%
Louisiana Public Facilities Authority			Missouri - 1.19%
0.00%, 12/1/2019(b)	1,500	1,050	Cape Girardeau County Industrial Development
New Orleans Aviation Board			Authority
6.00%, 1/1/2023	1,000	1,137	5.50%, 6/1/2034	1,000	1,003
		$ 2,187	5.63%, 6/1/2027	160	154
Maryland - 1.78%			City of Carthage MO
City of Baltimore MD			5.88%, 4/1/2030	160	137
6.50%, 10/1/2011	2,000	2,006	6.00%, 4/1/2038	250	203
County of Howard MD			City of Fenton MO
5.25%, 4/1/2037	500	366	7.00%, 10/1/2021	575	629
County of Prince George's MD			City of Kansas City MO
5.20%, 7/1/2034	100	86	5.25%, 3/1/2018	200	196
Maryland Community Development			5.40%, 6/1/2024	120	102
Administration			City of Maryland Heights MO
5.05%, 9/1/2032	1,000	1,018	5.50%, 9/1/2018	230	218
Maryland Economic Development Corp			St Louis County Industrial Development Authority
5.38%, 6/1/2025	390	395	6.38%, 12/1/2030	500	434
5.75%, 6/1/2035	545	557			$ 3,076
Maryland Health & Higher Educational Facilities			Nebraska - 1.66%
Authority			Municipal Energy Agency of Nebraska
5.25%, 1/1/2027	250	205	5.13%, 4/1/2029	1,000	1,069
		$ 4,633	Omaha Public Power District
Massachusetts - 2.94%			5.50%, 2/1/2039	1,000	1,078
Massachusetts Bay Transportation Authority			6.15%, 2/1/2012	1,025	1,092
5.25%, 7/1/2028	2,000	2,312	University of Nebraska
Massachusetts Development Finance Agency			5.25%, 7/1/2039	1,000	1,071
5.75%, 11/15/2042	500	356			$ 4,310
5.75%, 12/1/2042	1,000	1,070	Nevada - 1.25%
6.38%, 7/1/2029(e)	800	728	City of Reno NV
Massachusetts Health & Educational Facilities			5.25%, 6/1/2037	1,260	1,167
Authority			County of Clark NV
6.00%, 7/1/2031	200	219	5.13%, 7/1/2034	1,000	997
6.00%, 7/1/2031	800	815	State of Nevada
Massachusetts Health & Educational Facilities			5.00%, 06/01/2022(a)	1,000	1,073
Authority GO OF UNIV					$ 3,237
5.00%, 7/1/2038	1,000	1,058	New Hampshire - 1.49%
Massachusetts State College Building Authority			City of Manchester NH AGM
5.50%, 5/1/2039	1,000	1,082	5.13%, 1/1/2030	1,000	1,012
		$ 7,640	New Hampshire Business Finance Authority
Michigan - 3.66%			7.13%, 7/1/2027(d)	750	793
City of Detroit MI			New Hampshire Health & Education Facilities
5.00%, 7/1/2026	1,000	1,010	Authority FSA
7.00%, 7/1/2027	1,500	1,747	5.50%, 8/1/2027	2,000	2,039
Kent Hospital Finance Authority					$ 3,844
5.50%, 1/15/2047	500	557	New Jersey - 2.19%
Michigan Strategic Fund			New Jersey Economic Development Authority
5.45%, 9/1/2029	2,000	2,005	5.00%, 9/1/2034	1,000	1,032
Michigan Strategic Fund XLCA			5.13%, 7/1/2025	160	137
5.45%, 12/15/2032	1,000	951	5.75%, 4/1/2031	1,000	976
Michigan Tobacco Settlement Finance Authority			New Jersey Health Care Facilities Financing
6.00%, 6/1/2048	4,000	3,054	Authority
Summit Academy North			5.75%, 7/1/2037	1,750	1,733
5.00%, 11/1/2015	160	150	New Jersey Housing & Mortgage Finance Agency
		$ 9,474	6.38%, 10/1/2028	960	1,060
Minnesota - 0.72%			Tobacco Settlement Financing Corp/NJ
City of Minneapolis MN			4.75%, 6/1/2034	1,000	714
6.50%, 11/15/2038	1,000	1,122			$ 5,652
6.75%, 11/15/2032	500	558	New Mexico - 0.58%
City of North Oaks MN			New Mexico Hospital Equipment Loan Council
6.00%, 10/1/2027	100	99	5.00%, 8/1/2039	1,500	1,504

See accompanying notes

255

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
New York - 4.95%			Pennsylvania (continued)
Brooklyn Arena Local Development Corp			Philadelphia Redevelopment Authority FGIC
6.25%, 7/15/2040	$ 480	$ 492	5.50%, 4/15/2017	$ 1,000	$ 1,046
6.38%, 7/15/2043	200	205			$ 4,025
East Rochester Housing Authority			Puerto Rico - 1.00%
5.50%, 8/1/2033	160	134	Puerto Rico Sales Tax Financing Corp
Metropolitan Transportation Authority			5.00%, 8/1/2039	1,000	1,044
5.25%, 11/15/2030	1,500	1,601	5.38%, 8/1/2039	700	722
New York City Industrial Development Agency			5.50%, 8/1/2042	800	833
6.13%, 1/1/2029	1,000	1,110			$ 2,599
6.25%, 3/1/2015	1,000	1,007	South Carolina - 0.92%
New York City Transitional Finance Authority			South Carolina Jobs-Economic Development
5.25%, 1/15/2039	2,000	2,123	Authority AMBAC
New York State Dormitory Authority			5.20%, 11/1/2027	1,000	1,041
5.00%, 10/1/2023	2,000	2,184	South Carolina Jobs-Economic Development
New York State Thruway Authority			Authority ASSURED GTY
5.00%, 03/15/2026(a)	1,480	1,624	5.38%, 2/1/2029	1,000	1,049
Port Authority of New York & New Jersey FGIC			Tobacco Settlement Revenue Management
5.00%, 10/01/2035(a)	2,250	2,340	Authority
		$ 12,820	5.00%, 6/1/2018	275	275
Ohio - 3.33%					$ 2,365
Buckeye Tobacco Settlement Financing Authority			Tennessee - 1.46%
5.13%, 6/1/2024	1,000	920	Chattanooga Health Educational & Housing
5.38%, 6/1/2024	1,750	1,652	Facility Board
5.75%, 6/1/2034	500	392	5.50%, 10/1/2020	480	456
County of Adams OH			Johnson City Health & Educational Facilities
6.25%, 9/1/2020(e)	1,000	825	Board
County of Montgomery OH			5.50%, 7/1/2036	375	357
6.25%, 11/15/2033	1,310	1,383	7.50%, 7/1/2033	1,000	1,119
Ohio Air Quality Development Authority			Shelby County Health Educational & Housing
5.63%, 6/1/2018	1,000	1,062	Facilities Board
Ohio Higher Educational Facility Commission			5.63%, 9/1/2026	500	479
6.75%, 1/15/2039	1,000	1,067	Tennessee Housing Development Agency GO OF
Ohio Housing Finance Agency			AGY
5.20%, 9/1/2029	1,000	1,029	4.85%, 1/1/2032	1,000	984
Ohio Housing Finance			5.70%, 7/1/2031	355	355
Agency/OH GNMA/FNMA/FHLMC					$ 3,750
5.40%, 3/1/2033	280	287	Texas - 7.35%
		$ 8,617	Austin Convention Enterprises Inc
Oklahoma - 0.10%			5.75%, 1/1/2034(c)	500	425
Oklahoma Housing Finance Agency GNMA			Capital Area Cultural Education Facilities Finance
8.00%, 8/1/2018	90	94	Corp
Weatherford Hospital Authority			6.13%, 4/1/2045	1,000	1,002
6.00%, 5/1/2025	160	146	City of Houston TX FSA
		$ 240	5.75%, 3/1/2015	85	87
Oregon - 0.99%			County of Harris TX
Oregon State Department of Administrative			5.00%, 08/15/2032(a)	1,500	1,564
Services			Dallas County Flood Control District No 1
5.25%, 4/1/2026	1,500	1,678	6.75%, 4/1/2016	205	218
Oregon State Housing & Community Services			Dallas-Fort Worth International Airport Facilities
Department/OR			Improvement Corp BHAC-CR FGIC
5.65%, 7/1/2028	395	394	5.50%, 11/1/2031	1,500	1,508
Warm Springs Reservation Confederated Tribe			Dallas-Fort Worth International Airport Facilities
6.38%, 11/1/2033	500	503	Improvement Corp MBIA
		$ 2,575	6.00%, 11/1/2023	500	502
Pennsylvania - 1.55%			El Paso County Hospital District/TX ASSURED
Allegheny County Hospital Development Authority			GTY
5.00%, 11/15/2028	250	211	5.00%, 8/15/2037	1,000	1,030
Fulton County Industrial Development Authority			Harris County Industrial Development Corp
5.90%, 7/1/2040	160	138	5.00%, 2/1/2023	400	405
Geisinger Authority Geisinger Hlth Sys Fndtn			McLennan County Public Facility Corp
0.25%, 11/15/2032	300	300	6.63%, 6/1/2035	1,000	1,093
Pennsylvania Economic Development Financing			Metro Health Facilities Development Corp
Authority			7.20%, 1/1/2021	1,100	1,145
5.00%, 12/1/2042	750	794	North Texas Health Facilities Development
Pennsylvania Turnpike Commission			Corp FSA
5.00%, 6/1/2039	1,500	1,536	5.00%, 9/1/2024	1,000	1,013
			5.00%, 9/1/2032	1,000	989
			North Texas Tollway Authority
			5.63%, 1/1/2033	1,000	1,046

See accompanying notes

256

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2010 (unaudited)

	Principal			Principal
	Amount			Amount
MUNICIPAL BONDS (continued)	(000's)	Value (000's)	MUNICIPAL BONDS (continued)	(000's)	Value (000's)
Texas (continued)			Wisconsin (continued)
North Texas Tollway Authority (continued)			Wisconsin Housing & Economic Development
5.75%, 1/1/2033	$ 1,000	$ 1,054	Authority
Sea Breeze Public Facility Corp			4.75%, 9/1/2033	$ 1,000	$ 953
6.50%, 1/1/2046	100	82			$ 10,211
Spring Independent School District			TOTAL MUNICIPAL BONDS		$ 274,199
5.00%, 8/15/2034	1,000	1,056	Total Investments		$ 274,199
Tarrant County Cultural Education Facilities			Liability for Floating Rate Notes Issued in
Finance Corp			Conjunction with Securities Held - (7.45)%
6.13%, 11/15/2029	1,000	999	Notes with interest rates ranging from 0.30% to	$ (19,284)	$ (19,284)
6.25%, 7/1/2028	1,000	1,105	0.37% at April 30, 2010 and contractual maturity of
Texas A&M University			collateral from 2011-2039.(f)
5.00%, 5/15/2027	1,000	1,092	Total Net Investments		$ 254,915
Texas Private Activity Bond Surface			Other Assets in Excess of Liabilities, Net -
Transportation Corp			1.56%		$ 4,049
6.88%, 12/31/2039	550	575	TOTAL NET ASSETS - 100.00%		$ 258,964
Texas State Transportation Commission
5.00%, 4/1/2020	1,000	1,099
		$ 19,089	(a)	Security or portion of underlying security related to Inverse Floaters
Utah - 1.97%			entered into by the Fund. See notes.
Utah Housing Corp			(b) Non-Income Producing Security
5.25%, 01/01/2039(a)	4,000	4,086	(c)	Security exempt from registration under Rule 144A of the Securities Act of
5.75%, 7/1/2036	965	998	1933. These securities may be resold in transactions exempt from
		$ 5,084	registration, normally to qualified institutional buyers. Unless otherwise
Virginia - 0.72%			indicated, these securities are not considered illiquid. At the end of the
Lexington Industrial Development Authority			period, the value of these securities totaled $1,134 or 0.44% of net assets.
5.38%, 1/1/2028	750	630	(d)	Variable Rate. Rate shown is in effect at April 30, 2010.
Washington County Industrial Development			(e) Security is Illiquid
Authority/VA			(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
7.50%, 7/1/2029	750	854	effect at April 30, 2010
White Oak Village Shops Community
Development Authority
5.30%, 3/1/2017	400	398	Unrealized Appreciation (Depreciation)
		$ 1,882	The net federal income tax unrealized appreciation (depreciation) and federal tax
Washington - 3.02%			cost of investments held as of the period end were as follows:
FYI Properties
5.50%, 6/1/2039	1,000	1,060	Unrealized Appreciation		$ 14,638
State of Washington			Unrealized Depreciation		(6,754)
6.40%, 6/1/2017	3,000	3,604	Net Unrealized Appreciation (Depreciation)		$ 7,884
Washington Health Care Facilities Authority			Cost for federal income tax purposes		$ 247,023
7.38%, 3/1/2038	1,000	1,110	All dollar amounts are shown in thousands (000's)
Washington Health Care Facilities Authority FSA
5.50%, 8/15/2038	1,000	1,031	Portfolio Summary (unaudited)
Washington Higher Education Facilities Authority			Sector		Percent
5.63%, 10/1/2040	1,000	1,002	Revenue		66 .57%
		$ 7,807	Insured		22 .52%
West Virginia - 1.54%			Prerefunded		7 .28%
County of Harrison WV			General Obligation		5 .87%
6.88%, 4/15/2022	2,500	2,501	Revenue - Special Tax		1 .72%
County of Ohio WV			Tax Allocation		1 .30%
5.85%, 6/1/2034	250	225	Certificate Participation		0 .63%
West Virginia Hospital Finance Authority			Liability for floating rate notes issued		(7 .45)%
5.50%, 6/1/2034	1,250	1,247	Other Assets in Excess of Liabilities, Net		1 .56%
		$ 3,973	TOTAL NET ASSETS		100.00%
Wisconsin - 3.94%
City of Superior WI
5.38%, 11/1/2021	750	761
County of Milwaukee WI FSA
5.25%, 12/1/2025	4,000	4,040
State of Wisconsin
5.38%, 5/1/2025	1,000	1,100
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/1/2033	1,000	999
5.65%, 6/1/2026	500	434
6.00%, 8/15/2019	600	604
6.38%, 2/15/2029	500	541
6.63%, 2/15/2039	720	779

See accompanying notes

257

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9.69	$ 8.52	$ 10.50	$ 10.67	$ 10.63	$ 10 .90
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .22	0 .44	0 .50	0 .53	0 .47	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	1 .11	(2 .00)	(0 .17)	0 .04	(0 .27)
Total From Investment Operations	0 .62	1.55	(1 .50)	0.36	0 .51	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .38)	(0 .48)	(0 .53)	(0 .47)	(0 .15)
Total Dividends and Distributions	(0 .22)	(0 .38)	(0 .48)	(0.53)	(0 .47)	(0 .15)
Net Asset Value, End of Period	$ 10.09	$ 9.69	$ 8.52	$ 10.50	$ 10.67	$ 10.63
Total Return(d)	6 .53%(e)	18 .80%	(14 .83)%	3.42%	4 .93%	(1 .09)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 130,504	$ 126,500	$ 116,109	$ 162,637	$ 168,767	$ 172,274
Ratio of Expenses to Average Net Assets(f)	0 .94%(g)	0 .94%	0 .94%	0.94%	0 .94%	0 .94%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	N/A	0 .94%	0 .94%(g)
Ratio of Net Investment Income to Average Net Assets	4 .41%(g)	5 .10%	5 .01%	4.98%	4 .42%	3 .95%(g)
Portfolio Turnover Rate	385 .3%(g)	365 .1%	302 .6%	259.1%	274 .5%	202.1%(g),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .70	$ 8.52	$ 10 .50	$ 10.67	$ 10.64	$ 10 .90
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .18	0 .39	0 .43	0 .46	0 .40	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	1 .11	(2 .00)	(0 .17)	0 .03	(0 .26)
Total From Investment Operations	0 .60	1.50	(1 .57)	0.29	0 .43	(0 .14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .32)	(0 .41)	(0 .46)	(0 .40)	(0 .12)
Total Dividends and Distributions	(0 .19)	(0 .32)	(0 .41)	(0 .46)	(0 .40)	(0 .12)
Net Asset Value, End of Period	$ 10.11	$ 9.70	$ 8.52	$ 10.50	$ 10.67	$ 10.64
Total Return(d)	6 .28%(e)	18 .15%	(15 .41)%	2.74%	4 .15%	(1 .27)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,713	$ 12,952	$ 14,841	$ 22,624	$ 25,384	$ 28,559
Ratio of Expenses to Average Net Assets(f)	1 .60%(g)	1 .60%	1 .60%	1.60%	1 .60%	1 .60%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	N/A	1 .60%	1 .60%(g)
Ratio of Net Investment Income to Average Net Assets	3 .73%(g)	4 .47%	4 .35%	4.32%	3 .76%	3 .30%(g)
Portfolio Turnover Rate	385.3%(g)	365 .1%	302 .6%	259.1%	274 .5%	202.1%(g),(i)

	2010(a)	2009	2008	2007(j)
BOND & MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 9 .69	$ 8 .51	$ 10 .50	$ 10 .66
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .17	0 .37	0 .41	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	0 .41	1 .11	(2 .00)	(0 .15)
Total From Investment Operations	0 .58	1.48	(1 .59)	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .30)	(0 .40)	(0 .36)
Total Dividends and Distributions	(0 .18)	(0 .30)	(0 .40)	(0 .36)
Net Asset Value, End of Period	$ 10.09	$ 9.69	$ 8.51	$ 10 .50
Total Return(d)	6 .10%(e)	17 .99%	(15 .62)%	1.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,913	$ 3,944	$ 2,263	$ 2,445
Ratio of Expenses to Average Net Assets(f)	1 .75%(g)	1 .75%	1 .75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	3 .56%(g)	4 .22%	4 .20%	4.26%(g)
Portfolio Turnover Rate	385.3%(g)	365 .1%	302 .6%	259 .1%(g)

(a) Six months ended April 30, 2010.
(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c) Calculated based on average shares outstanding during the period.
(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.
(h) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(i) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(j) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .24(b)	0.47(b)	0.47(b)	0 .47(b)	0.48	0.48
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	0 .77	(1 .95)	(0 .51)	0 .22	(0 .15)
Total From Investment Operations	0 .40	1.24	(1 .48)	(0.04)	0 .70	0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .46)	(0 .47)	(0 .47)	(0 .48)	(0 .48)
Distributions from Realized Gains	–	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .24)	(0 .46)	(0 .47)	(0.54)	(0 .62)	(0 .51)
Net Asset Value, End of Period	$ 9.73	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24
Total Return(c)	4 .19%(d)	14 .66%	(14 .26)%	(0 .37)%	6 .45%	2 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 259,915	$ 266,967	$ 250,177	$ 273,618	$ 264,924	$ 241,879
Ratio of Expenses to Average Net Assets	0 .89%(e)	0 .91%	1 .07%	1.18%	0 .84%	0 .84%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	0 .82%(e)	0 .83%	0 .83%	0.82%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	0 .89%(e)	0 .91%	1 .08%	1.18%	0 .84%	0 .84%
Ratio of Net Investment Income to Average Net Assets	5 .03%(e)	5 .29%	4 .67%	4.30%	4 .26%	4 .19%
Portfolio Turnover Rate	30 .7%(e)	57 .3%	41 .7%	63.7%	29 .0%	26 .0%

	2010(a)	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9.57	$ 8.79	$ 10 .74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .20(b)	0.40(b)	0.40(b)	0 .39(b)	0.39	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	0 .77	(1 .96)	(0 .51)	0 .22	(0 .15)
Total From Investment Operations	0 .36	1.17	(1 .56)	(0 .12)	0 .61	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .39)	(0 .39)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .20)	(0 .39)	(0 .39)	(0 .46)	(0 .53)	(0 .42)
Net Asset Value, End of Period	$ 9.73	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24
Total Return(c)	3 .75%(d)	13 .76%	(14 .93)%	(1 .12)%	5 .66%	2 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 25,397	$ 39,715	$ 61,118	$ 84,070	$ 132,364	$ 162,534
Ratio of Expenses to Average Net Assets	1 .75%(e)	1 .70%	1 .85%	1.92%	1 .58%	1 .59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1 .68%(e)	1 .63%	1 .61%	1.58%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1 .75%(e)	1 .70%	1 .85%	1.92%	1 .58%	1 .59%
Ratio of Net Investment Income to Average Net Assets	4 .17%(e)	4 .54%	3 .88%	3.53%	3 .52%	3 .44%
Portfolio Turnover Rate	30 .7%(e)	57 .3%	41 .7%	63.7%	29 .0%	26 .0%

	2010(a)	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class C shares
Net Asset Value, Beginning of Period	$ 9 .58	$ 8 .79	$ 10 .74	$ 11 .32	$ 11 .24	$ 11 .42
Income from Investment Operations:
Net Investment Income (Loss)	0 .20(b)	0.38(b)	0.38(b)	0 .39(b)	0.39	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0 .15	0 .78	(1 .95)	(0 .51)	0 .22	(0 .15)
Total From Investment Operations	0 .35	1.16	(1 .57)	(0 .12)	0 .61	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .37)	(0 .38)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .19)	(0 .37)	(0 .38)	(0 .46)	(0 .53)	(0 .42)
Net Asset Value, End of Period	$ 9.74	$ 9.58	$ 8.79	$ 10 .74	$ 11 .32	$ 11.24
Total Return(c)	3 .72%(d)	13 .62%	(15 .01)%	(1 .14)%	5 .65%	2 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,828	$ 12,335	$ 8,010	$ 5,127	$ 4,413	$ 4,641
Ratio of Expenses to Average Net Assets	1 .80%(e)	1 .88%	1 .95%	1.95%	1 .59%	1 .59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1 .73%(e)	1 .81%	1 .71%	1.59%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1 .80%(e)	1 .88%	2 .07%	2.49%	1 .59%	1 .59%
Ratio of Net Investment Income to Average Net Assets	4 .12%(e)	4 .28%	3 .81%	3.53%	3 .52%	3 .44%
Portfolio Turnover Rate	30 .7%(e)	57 .3%	41 .7%	63.7%	29 .0%	26 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

259

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10.42	$ 9.93	$ 17.85	$ 16.07	$ 14 .35	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .11	0 .14	0 .12	0 .11	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	0 .49	(6 .01)	2 .13	1 .86	0 .25
Total From Investment Operations	1 .48	0.60	(5 .87)	2.25	1 .97	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .11)	(0 .13)	(0 .09)	(0 .05)	–
Distributions from Realized Gains	–	–	(1 .92)	(0 .38)	(0 .20)	–
Total Dividends and Distributions	(0 .09)	(0 .11)	(2 .05)	(0 .47)	(0 .25)	–
Net Asset Value, End of Period	$ 11.81	$ 10.42	$ 9.93	$ 17.85	$ 16 .07	$ 14.35
Total Return(d)	14 .29%(e)	6 .26%	(36 .96)%	14.31%	13 .86%	1 .92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 214,930	$ 201,464	$ 218,451	$ 690,007	$ 95,018	$ 88,400
Ratio of Expenses to Average Net Assets	1 .17%(f)	1 .19%	1 .00%(g)	0.89%(g)	1 .20%(g)	1 .11%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .70%(f)	1 .14%	1 .03%	0.74%	0 .70%	0 .40%(f)
Portfolio Turnover Rate	117 .9%(f)	129 .9%	121 .7%	101.4%(h)	92 .4%	86 .7%(f),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10.26	$ 9 .77	$ 17 .62	$ 15 .94	$ 14 .32	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .01)	–	(0.05)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .41	0 .50	(5 .93)	2.11	1 .85	0 .25
Total From Investment Operations	1 .38	0.49	(5 .93)	2.06	1 .82	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .92)	(0.38)	(0 .20)	–
Total Dividends and Distributions	–	–	(1 .92)	(0 .38)	(0 .20)	–
Net Asset Value, End of Period	$ 11.64	$ 10.26	$ 9.77	$ 17 .62	$ 15 .94	$ 14.32
Total Return(d)	13 .45%(e)	5 .02%	(37 .61)%	13.14%	12 .82%	1 .70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,309	$ 18,368	$ 25,190	$ 61,799	$ 13,117	$ 14,390
Ratio of Expenses to Average Net Assets	2 .46%(f)	2 .43%	2 .04%(g)	1.91%(g)	2 .14%(g)	1 .78%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0 .58)%(f)	(0 .06)%	(0 .03)%	(0 .27)%	(0 .22)%	(0 .27)%(f)
Portfolio Turnover Rate	117 .9%(f)	129 .9%	121 .7%	101 .4%(h)	92 .4%	86 .7%(f),(i)

	2010(a)	2009	2008	2007(j)
DISCIPLINED LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10.31	$ 9.85	$ 17 .71	$ 16.26
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0 .04	0 .02	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	0 .49	(5 .96)	1 .48
Total From Investment Operations	1 .43	0.53	(5 .94)	1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .07)	–	–
Distributions from Realized Gains	–	–	(1 .92)	–
Total Dividends and Distributions	(0 .03)	(0 .07)	(1 .92)	–
Net Asset Value, End of Period	$ 11.71	$ 10.31	$ 9.85	$ 17.71
Total Return(d)	13 .92%(e)	5 .53%	(37 .46)%	8.92%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,116	$ 1,967	$ 1,526	$ 2,480
Ratio of Expenses to Average Net Assets	1 .82%(f),(g)	1 .82%(g)	1 .82%(g)	1.82%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .05%(f)	0 .48%	0 .17%	(0.21)%(f)
Portfolio Turnover Rate	117 .9%(f)	129 .9%	121 .7%	101 .4%(f),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(i) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8.67	$ 7.43	$ 17.33	$ 14.33	$ 11.43	$ 10 .35
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .03	0 .09	0 .16	0 .15	0 .11	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	1 .30	(7 .97)	4 .26	3 .28	1 .07
Total From Investment Operations	0 .52	1.39	(7 .81)	4.41	3 .39	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .15)	(0 .12)	(0 .14)	(0 .03)	–
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	–
Total Dividends and Distributions	(0 .11)	(0 .15)	(2 .09)	(1.41)	(0 .49)	–
Net Asset Value, End of Period	$ 9.08	$ 8.67	$ 7.43	$ 17.33	$ 14.33	$ 11.43
Total Return(d)	5 .96%(e)	19 .13%	(50 .60)%	33.39%	30 .57%	10 .43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 275,211	$ 273,110	$ 257,621	$ 699,188	$ 366,675	$ 291,878
Ratio of Expenses to Average Net Assets	1 .54%(f)	1 .58%	1 .39%(g)	1.30%(g)	1.41%(g)	1 .38%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .69%(f)	1 .26%	1 .30%	0.99%	0 .84%	0 .13%(f)
Portfolio Turnover Rate	113 .4%(f)	115 .6%	101 .5%	111.3%(h)	107 .5%	202.7%(f),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period	$ 8.66	$ 7.37	$ 17 .21	$ 14 .26	$ 11.41	$ 10 .35
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	0 .01	0 .05	–	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	1 .30	(7 .92)	4 .25	3 .29	1 .08
Total From Investment Operations	0 .46	1.31	(7 .87)	4.25	3 .31	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	–	(0 .03)	–	–
Distributions from Realized Gains	–	–	(1 .97)	(1 .27)	(0 .46)	–
Total Dividends and Distributions	–	(0 .02)	(1 .97)	(1 .30)	(0 .46)	–
Net Asset Value, End of Period	$ 9.12	$ 8.66	$ 7.37	$ 17 .21	$ 14.26	$ 11.41
Total Return(d)	5 .35%(e)	17 .84%	(51 .01)%	32.17%	29 .88%	10 .24%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,625	$ 23,810	$ 27,621	$ 74,783	$ 48,040	$ 43,285
Ratio of Expenses to Average Net Assets	2 .69%(f)	2 .69%	2 .34%(g)	2.26%(g)	2.10%(g)	1 .99%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0 .49)%(f)	0 .17%	0 .41%	0.01%	0 .14%	(0 .48)%(f)
Portfolio Turnover Rate	113 .4%(f)	115 .6%	101 .5%	111 .3%(h)	107 .5%	202.7%(f),(i)

	2010(a)	2009	2008	2007(j)
DIVERSIFIED INTERNATIONAL FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8.67	$ 7.39	$ 17 .22	$ 13.71
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .01	0 .06	0 .09	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	1 .29	(7 .95)	3 .48
Total From Investment Operations	0 .49	1.35	(7 .86)	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .07)	–	–
Distributions from Realized Gains	–	–	(1 .97)	–
Total Dividends and Distributions	(0 .07)	(0 .07)	(1 .97)	–
Net Asset Value, End of Period	$ 9.09	$ 8.67	$ 7.39	$ 17.22
Total Return(d)	5 .59%(e)	18 .50%	(50 .91)%	25.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,806	$ 11,339	$ 11,322	$ 22,837
Ratio of Expenses to Average Net Assets	2 .08%(f),(g)	2 .08%(g)	2 .08%(g)	2.08%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .15%(f)	0 .76%	0 .73%	0.24%(f)
Portfolio Turnover Rate	113 .4%(f)	115 .6%	101 .5%	111 .3%(f),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(i) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 14.38	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0 .39	0 .39	0 .37	0 .33	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	1 .90	0 .59	(7 .96)	2 .54	3 .00	2 .25
Total From Investment Operations	2 .11	0.98	(7 .57)	2.91	3 .33	2.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .41)	(0 .39)	(0 .33)	(0 .34)	(0 .38)
Distributions from Realized Gains	–	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .21)	(0 .41)	(2 .43)	(1.53)	(0 .97)	(0 .38)
Net Asset Value, End of Period	$ 16.28	$ 14.38	$ 13.81	$ 23.81	$ 22.43	$ 20.07
Total Return(c)	14 .75%(d)	7 .45%	(35 .04)%	13.59%	17 .16%	15 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 618,570	$ 594,176	$ 712,089	$ 1,894,426	$ 1,514,188	$ 887,828
Ratio of Expenses to Average Net Assets	1 .00%(e)	1 .00%	0 .94%	0.84%	0 .87%	0 .90%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	0 .84%	0 .87%	0 .90%
Ratio of Net Investment Income to Average Net Assets	2 .73%(e)	3 .02%	2 .06%	1.60%	1 .56%	2 .13%
Portfolio Turnover Rate	22 .6%(e)	35 .3%	75 .8%	85.6%(g)	81 .0%	32 .0%

	2010(a)	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 14.25	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0 .27	0 .23	0 .17	0 .15	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	1 .87	0 .58	(7 .89)	2 .53	2 .98	2 .24
Total From Investment Operations	2 .01	0.85	(7 .66)	2.70	3 .13	2.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .28)	(0 .24)	(0 .14)	(0 .17)	(0 .22)
Distributions from Realized Gains	–	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .14)	(0 .28)	(2 .28)	(1.34)	(0 .80)	(0 .22)
Net Asset Value, End of Period	$ 16.12	$ 14.25	$ 13.68	$ 23.62	$ 22.26	$ 19.93
Total Return(c)	14 .12%(d)	6 .48%	(35 .61)%	12.68%	16 .16%	14 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 133,470	$ 139,115	$ 177,768	$ 391,824	$ 330,900	$ 226,390
Ratio of Expenses to Average Net Assets	1 .95%(e)	1 .95%	1 .80%	1.68%	1 .73%	1 .78%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .68%	1 .73%	1 .78%
Ratio of Net Investment Income to Average Net Assets	1 .78%(e)	2 .09%	1 .24%	0.76%	0 .70%	1 .25%
Portfolio Turnover Rate	22 .6%(e)	35 .3%	75 .8%	85.6%(g)	81 .0%	32 .0%

	2010(a)	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 14.11	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .15	0 .29	0 .25	0 .19	0 .16	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .86	0 .58	(7 .82)	2 .51	2 .96	2 .22
Total From Investment Operations	2 .01	0.87	(7 .57)	2.70	3 .12	2.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .31)	(0 .26)	(0 .16)	(0 .20)	(0 .26)
Distributions from Realized Gains	–	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .15)	(0 .31)	(2 .30)	(1.36)	(0 .83)	(0 .26)
Net Asset Value, End of Period	$ 15.97	$ 14.11	$ 13.55	$ 23.42	$ 22.08	$ 19.79
Total Return(c)	14 .31%(d)	6 .68%	(35 .55)%	12.72%	16 .28%	14 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 107,039	$ 106,430	$ 134,522	$ 299,675	$ 251,685	$ 128,523
Ratio of Expenses to Average Net Assets	1 .74%(e)	1 .77%	1 .70%	1.61%	1 .64%	1 .68%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .61%	1 .64%	1 .68%
Ratio of Net Investment Income to Average Net Assets	1 .99%(e)	2 .27%	1 .33%	0.83%	0 .79%	1 .35%
Portfolio Turnover Rate	22 .6%(e)	35 .3%	75 .8%	85.6%(g)	81 .0%	32 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.
(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 12.72	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .38	0 .65
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	2 .72
Total From Investment Operations	1 .43	3.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .65)
Distributions from Realized Gains	(1 .05)	–
Total Dividends and Distributions	(1 .43)	(0 .65)
Net Asset Value, End of Period	$ 12.72	$ 12.72
Total Return(d)	12 .70%(e)	35 .00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 238,610	$ 8,591
Ratio of Expenses to Average Net Assets	1 .12%(f),(g)	1 .25%(f),(g)
Ratio of Net Investment Income to Average Net Assets	6 .08%(f)	6 .07%(f)
Portfolio Turnover Rate	104 .5%(f)	182 .5%(f)

	2010(a)	2009(b)
GLOBAL DIVERSIFIED INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 12.68	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .33	0 .57
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	2 .71
Total From Investment Operations	1 .40	3.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .60)
Distributions from Realized Gains	(1 .05)	–
Total Dividends and Distributions	(1 .39)	(0 .60)
Net Asset Value, End of Period	$ 12.69	$ 12.68
Total Return(d)	12 .35%(e)	33 .99%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,463	$ 999
Ratio of Expenses to Average Net Assets	1 .93%(f),(g)	2 .00%(f),(g)
Ratio of Net Investment Income to Average Net Assets	5 .30%(f)	5 .48%(f)
Portfolio Turnover Rate	104 .5%(f)	182 .5%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from December 15, 2008, date shares first offered, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

263

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 5.66	$ 5.04	$ 10 .08	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .06	0 .11	0 .16	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .74	0 .77	(5 .02)	0 .07
Total From Investment Operations	0 .80	0.88	(4 .86)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .23)	(0 .26)	(0 .18)	–
Total Dividends and Distributions	(0 .23)	(0 .26)	(0 .18)	–
Net Asset Value, End of Period	$ 6.23	$ 5.66	$ 5.04	$ 10.08
Total Return(d)	14 .28%(e)	18 .84%	(48 .89)%(f)	0.80%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,864	$ 5,635	$ 2,704	$ 2,139
Ratio of Expenses to Average Net Assets	1 .45%(g),(h)	1 .45%(h)	1 .45%(h)	1 .45%(g),(h)
Ratio of Net Investment Income to Average Net Assets	2 .01%(g)	2 .42%	2 .06%	1.31%(g)
Portfolio Turnover Rate	170 .1%(g)	131 .1%	100 .9%	86.7%(g)

	2010(a)	2009	2008	2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 5.58	$ 4.99	$ 10 .07	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .08	0 .10	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	0 .75	(5 .05)	0.07
Total From Investment Operations	0 .76	0.83	(4 .95)	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .24)	(0 .13)	–
Total Dividends and Distributions	(0 .21)	(0 .24)	(0 .13)	–
Net Asset Value, End of Period	$ 6.13	$ 5.58	$ 4.99	$ 10.07
Total Return(d)	13 .76%(e)	18 .05%	(49 .64)%	0.70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,278	$ 1,420	$ 932	$ 1,546
Ratio of Expenses to Average Net Assets	2 .20%(g),(h)	2 .20%(h)	2 .20%(h)	2 .20%(g),(h)
Ratio of Net Investment Income to Average Net Assets	1 .29%(g)	1 .76%	1 .23%	0.50%(g)
Portfolio Turnover Rate	170 .1%(g)	131 .1%	100 .9%	86.7%(g)

(a) Six months ended April 30, 2010.

(b) Period from October 1, 2007, date shares first offered, through October 31, 2007. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(g) Computed on an annualized basis.

(h) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10.89	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .21(b)	0.45(b)	0.46(b)	0 .47(b)	0.44	0.41(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	0 .57	(0 .17)	0 .01	0 .04	(0 .30)
Total From Investment Operations	0 .32	1.02	0.29	0.48	0 .48	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .47)	(0 .49)	(0 .48)	(0 .47)	(0 .46)
Total Dividends and Distributions	(0 .24)	(0 .47)	(0 .49)	(0 .48)	(0 .47)	(0 .46)
Net Asset Value, End of Period	$ 10.97	$ 10.89	$ 10.34	$ 10.54	$ 10.54	$ 10.53
Total Return(c)	2 .92%(d)	10 .01%	2 .72%	4.65%	4 .74%	1 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 343,528	$ 290,408	$ 83,376	$ 90,167	$ 98,110	$ 120,615
Ratio of Expenses to Average Net Assets	0 .83%(e),(f)	0 .89%(f)	0 .91%(g)	0.91%	0 .91%	0 .92%
Ratio of Gross Expenses to Average Net Assets(h)	–	–	–	0 .93%	0 .91%	0 .92%
Ratio of Net Investment Income to Average Net Assets	3 .95%(e)	4 .16%	4 .38%	4.45%	4 .25%	3 .84%
Portfolio Turnover Rate	21 .4%(e)	26 .6%	5 .3%	13.6%	13 .0%	34 .0%

	2010(a)	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10.89	$ 10.34	$ 10.53	$ 10.54	$ 10.52	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)	0 .17(b)	0.37(b)	0.39(b)	0 .39(b)	0.37	0.33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .09	0 .57	(0 .17)	–	0 .05	(0 .30)
Total From Investment Operations	0 .26	0.94	0.22	0.39	0 .42	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .39)	(0 .41)	(0 .40)	(0 .40)	(0 .38)
Total Dividends and Distributions	(0 .19)	(0 .39)	(0 .41)	(0 .40)	(0 .40)	(0 .38)
Net Asset Value, End of Period	$ 10.96	$ 10.89	$ 10.34	$ 10.53	$ 10.54	$ 10.52
Total Return(c)	2 .41%(d)	9 .18%	2 .06%	3.78%	4 .06%	0 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,143	$ 56,957	$ 39,613	$ 58,227	$ 85,761	$ 122,147
Ratio of Expenses to Average Net Assets	1 .65%(e),(g)	1 .65%(g)	1 .65%(g)	1.66%	1 .66%	1 .65%
Ratio of Gross Expenses to Average Net Assets(h)	–	–	–	1 .68%	1 .66%	1 .65%
Ratio of Net Investment Income to Average Net Assets	3 .14%(e)	3 .46%	3 .64%	3.72%	3 .50%	3 .11%
Portfolio Turnover Rate	21 .4%(e)	26 .6%	5 .3%	13.6%	13 .0%	34 .0%

	2010(a)	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10.88	$ 10 .32	$ 10.52	$ 10.53	$ 10.51	$ 10 .86
Income from Investment Operations:
Net Investment Income (Loss)	0 .17(b)	0.37(b)	0.39(b)	0 .39(b)	0.37	0.33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	0 .58	(0 .18)	0 .01	0 .05	(0 .30)
Total From Investment Operations	0 .27	0.95	0.21	0.40	0 .42	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .19)	(0 .39)	(0 .41)	(0 .41)	(0 .40)	(0 .38)
Total Dividends and Distributions	(0 .19)	(0 .39)	(0 .41)	(0 .41)	(0 .40)	(0 .38)
Net Asset Value, End of Period	$ 10.96	$ 10.88	$ 10.32	$ 10.52	$ 10.53	$ 10.51
Total Return(c)	2 .51%(d)	9 .32%	1 .99%	3.92%	4 .00%	0 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 43,647	$ 26,914	$ 6,118	$ 7,273	$ 7,964	$ 6,775
Ratio of Expenses to Average Net Assets	1 .63%(e),(g)	1 .63%(g)	1 .63%(g)	1.63%	1 .63%	1 .64%
Ratio of Gross Expenses to Average Net Assets(h)	–	–	–	1 .93%	1 .63%	1 .64%
Ratio of Net Investment Income to Average Net Assets	3 .15%(e)	3 .43%	3 .66%	3.74%	3 .53%	3 .12%
Portfolio Turnover Rate	21 .4%(e)	26 .6%	5 .3%	13.6%	13 .0%	34 .0%
(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Reflect's Manager's contractual expense limit and Underwriter's contractual distribution fee limit.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager, Underwriter and/or custodian.

See accompanying notes.

265

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7.61	$ 6.11	$ 8.75	$ 8.79	$ 8.23	$ 8.28
Income from Investment Operations:
Net Investment Income (Loss)	0 .33(b)	0.62(b)	0.59(b)	0 .59(b)	0.61	0.56
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	1 .54	(2 .39)	0 .21	0 .55	(0 .03)
Total From Investment Operations	0 .75	2.16	(1 .80)	0.80	1 .16	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .66)	(0 .60)	(0 .66)	(0 .60)	(0 .58)
Distributions from Realized Gains	–	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .33)	(0 .66)	(0 .84)	(0.84)	(0 .60)	(0 .58)
Net Asset Value, End of Period	$ 8.03	$ 7.61	$ 6.11	$ 8.75	$ 8.79	$ 8.23
Total Return(c)	10 .11%(d)	37 .46%	(22 .40)%	9.63%	14 .63%	6 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,748,205	$ 1,543,091	$ 770,504	$ 809,318	$ 422,747	$ 111,164
Ratio of Expenses to Average Net Assets	0 .92%(e)	0 .95%	0 .92%	0.85%	0 .90%	0 .92%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	0 .85%	0 .90%	0 .92%
Ratio of Net Investment Income to Average Net Assets	8 .44%(e)	9 .18%	7 .48%	6.74%	7 .31%	6 .76%
Portfolio Turnover Rate	79 .8%(e)	57 .0%	28 .8%	47.4%	85 .0%	94 .0%

	2010(a)	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class B shares
Net Asset Value, Beginning of Period	$ 7 .65	$ 6 .15	$ 8 .80	$ 8 .83	$ 8 .27	$ 8 .32
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(b)	0.57(b)	0.53(b)	0 .52(b)	0.55	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	1 .54	(2 .40)	0 .22	0 .55	(0 .03)
Total From Investment Operations	0 .72	2.11	(1 .87)	0.74	1 .10	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .61)	(0 .54)	(0 .59)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .30)	(0 .61)	(0 .78)	(0 .77)	(0 .54)	(0 .52)
Net Asset Value, End of Period	$ 8.07	$ 7.65	$ 6.15	$ 8 .80	$ 8 .83	$ 8.27
Total Return(c)	9 .62%(d)	36 .15%	(23 .06)%	8.82%	13 .72%	5 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 77,333	$ 75,011	$ 49,432	$ 82,104	$ 83,143	$ 73,667
Ratio of Expenses to Average Net Assets	1 .71%(e)	1 .75%	1 .71%	1.65%	1 .66%	1 .68%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .68%	1 .66%	1 .68%
Ratio of Net Investment Income to Average Net Assets	7 .65%(e)	8 .44%	6 .64%	5.95%	6 .55%	6 .00%
Portfolio Turnover Rate	79 .8%(e)	57 .0%	28 .8%	47.4%	85 .0%	94 .0%

	2010(a)	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7.66	$ 6.14	$ 8.79	$ 8.83	$ 8 .27	$ 8.32
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(b)	0.57(b)	0.53(b)	0 .52(b)	0 .55	0 .50
Net Realized and Unrealized Gain (Loss) on Investments	0 .43	1 .56	(2 .40)	0 .22	0 .55	(0 .03)
Total From Investment Operations	0 .73	2.13	(1 .87)	0.74	1 .10	0.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .61)	(0 .54)	(0 .60)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .31)	(0 .61)	(0 .78)	(0 .78)	(0 .54)	(0 .52)
Net Asset Value, End of Period	$ 8.08	$ 7.66	$ 6.14	$ 8.79	$ 8 .83	$ 8.27
Total Return(c)	9 .65%(d)	36 .61%	(23 .06)%	8.76%	13 .74%	5 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 411,065	$ 336,498	$ 121,038	$ 139,417	$ 76,883	$ 38,475
Ratio of Expenses to Average Net Assets	1 .64%(e)	1 .68%	1 .70%	1.63%	1 .65%	1 .66%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .63%	1 .65%	1 .66%
Ratio of Net Investment Income to Average Net Assets	7 .72%(e)	8 .34%	6 .69%	5.97%	6 .56%	6 .02%
Portfolio Turnover Rate	79 .8%(e)	57 .0%	28 .8%	47.4%	85 .0%	94 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

266

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9.26	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46
Income from Investment Operations:
Net Investment Income (Loss)	0 .25(b)	0.52(b)	0.47(b)	0 .46(b)	0.48	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	1 .44	(1 .14)	(0 .06)	0 .05	(0 .38)
Total From Investment Operations	0 .41	1.96	(0 .67)	0.40	0 .53	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .53)	(0 .49)	(0 .50)	(0 .49)	(0 .48)
Total Dividends and Distributions	(0 .28)	(0 .53)	(0 .49)	(0.50)	(0 .49)	(0 .48)
Net Asset Value, End of Period	$ 9.39	$ 9.26	$ 7.83	$ 8.99	$ 9.09	$ 9.05
Total Return(c)	4 .52%(d)	25 .80%	(7 .90)%	4.47%	6 .02%	0 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 214,260	$ 180,680	$ 122,603	$ 145,964	$ 143,590	$ 147,521
Ratio of Expenses to Average Net Assets	0 .90%(e)	0 .90%	0 .90%	0.90%	0 .89%	0 .91%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	0 .90%	0 .89%	0 .91%
Ratio of Net Investment Income to Average Net Assets	5 .45%(e)	6 .09%	5 .32%	5.13%	5 .27%	4 .83%
Portfolio Turnover Rate	16 .0%(e)	30 .6%	15 .5%	15.2%	26 .0%	20 .0%

	2010(a)	2009	2008	2007	2006	2005
INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .29	$ 7 .85	$ 9 .02	$ 9 .12	$ 9 .08	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(b)	0.46(b)	0.41(b)	0 .40(b)	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	1 .44	(1 .16)	(0 .07)	0 .05	(0 .38)
Total From Investment Operations	0 .38	1.90	(0 .75)	0.33	0 .46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Total Dividends and Distributions	(0 .24)	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Net Asset Value, End of Period	$ 9.43	$ 9.29	$ 7.85	$ 9 .02	$ 9 .12	$ 9.08
Total Return(c)	4 .19%(d)	24 .95%	(8 .67)%	3.69%	5 .23%	0 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 47,588	$ 53,887	$ 51,278	$ 77,832	$ 99,751	$ 128,067
Ratio of Expenses to Average Net Assets	1 .68%(e)	1 .64%	1 .64%	1.65%	1 .65%	1 .65%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .66%	1 .65%	1 .65%
Ratio of Net Investment Income to Average Net Assets	4 .68%(e)	5 .39%	4 .57%	4.38%	4 .51%	4 .09%
Portfolio Turnover Rate	16 .0%(e)	30 .6%	15 .5%	15.2%	26 .0%	20 .0%

	2010(a)	2009	2008	2007	2006	2005
INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 9 .30	$ 7 .85	$ 9 .02	$ 9 .12	$ 9 .08	$ 9 .49
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(b)	0.46(b)	0.41(b)	0 .40(b)	0.41	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0 .16	1 .45	(1 .16)	(0 .07)	0 .05	(0 .38)
Total From Investment Operations	0 .38	1.91	(0 .75)	0.33	0 .46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Total Dividends and Distributions	(0 .25)	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Net Asset Value, End of Period	$ 9.43	$ 9.30	$ 7.85	$ 9 .02	$ 9 .12	$ 9.08
Total Return(c)	4 .10%(d)	25 .07%	(8 .68)%	3.71%	5 .23%	0 .01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 45,572	$ 36,367	$ 15,103	$ 12,107	$ 10,412	$ 10,761
Ratio of Expenses to Average Net Assets	1 .66%(e)	1 .65%	1 .65%	1.65%	1 .64%	1 .66%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .84%	1 .64%	1 .66%
Ratio of Net Investment Income to Average Net Assets	4 .69%(e)	5 .30%	4 .59%	4.37%	4 .52%	4 .08%
Portfolio Turnover Rate	16 .0%(e)	30 .6%	15 .5%	15.2%	26 .0%	20 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

267

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7 .62	$ 7 .15	$ 9 .53	$ 9 .67	$ 9 .85	$ 10.13
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .06	0 .12	0 .49	0 .41	0 .54	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	0 .22	0 .36	(2 .04)	(0 .14)	(0 .21)	(0 .32)
Total From Investment Operations	0 .28	0.48	(1 .55)	0.27	0 .33	(0 .11)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .01)	(0 .72)	(0 .41)	(0 .50)	(0 .17)
Distributions from Realized Gains	–	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	–	(0 .12)	–	–	–
Total Dividends and Distributions	(0 .04)	(0 .01)	(0 .84)	(0 .41)	(0 .51)	(0 .17)
Redemption fees	–	–	0.01	–	–	–
Net Asset Value, End of Period	$ 7.86	$ 7.62	$ 7.15	$ 9 .53	$ 9 .67	$ 9.85
Total Return(d)	3 .73%(e)	6 .71%	(17 .81)%	2.88%	3 .38%	(1 .09)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,336	$ 11,568	$ 6,167	$ 4,223	$ 3,851	$ 1,508
Ratio of Expenses to Average Net Assets(f)	0 .90%(g)	0 .90%	0 .90%	0.90%	0 .95%	1 .10%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f),(h)	N/A	N/A	N/A	N/A	0 .95%	1 .10%(g)
Ratio of Net Investment Income to Average Net Assets	1 .46%(g)	1 .60%	5 .54%	4.34%	5 .57%	6 .26%(g)
Portfolio Turnover Rate	74 .4%(g)	109 .5%	32 .3%	88.2%	51 .4%	45 .5%(g)

	2010(a)	2009	2008	2007(i)
INFLATION PROTECTION FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .58	$ 7 .17	$ 9 .56	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .03	–	0 .43	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .23	0 .42	(2 .05)	0 .07
Total From Investment Operations	0 .26	0.42	(1 .62)	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .01)	(0 .67)	(0 .30)
Tax Return of Capital Distribution	–	–	(0 .10)	–
Total Dividends and Distributions	(0 .03)	(0 .01)	(0 .77)	(0 .30)
Net Asset Value, End of Period	$ 7.81	$ 7.58	$ 7.17	$ 9.56
Total Return(d)	3 .37%(e)	5 .81%	(18 .45)%	4.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,390	$ 1,488	$ 1,808	$ 838
Ratio of Expenses to Average Net Assets(f)	1 .65%(g)	1 .65%	1 .65%	1.65%(g)
Ratio of Net Investment Income to Average Net Assets	0 .70%(g)	0 .00%	4 .89%	4.06%(g)
Portfolio Turnover Rate	74 .4%(g)	109 .5%	32 .3%	88.2%(g)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit. (g) Computed on an annualized basis.

(h) Excludes interest expense paid on borrowings through reverse repurchase agreements.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

268

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period	$ 20.73	$ 13.76	$ 39 .50	$ 24.63	$ 19.43	$ 17.32
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	0 .11	0 .21	0 .25	0 .14	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	2 .71	6 .90	(20 .16)	16 .45	7 .04	2 .05
Total From Investment Operations	2 .67	7.01	(19 .95)	16.70	7 .18	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .04)	(0 .10)	(0 .08)	(0 .05)	–
Distributions from Realized Gains	–	–	(5 .69)	(1 .75)	(1 .93)	–
Total Dividends and Distributions	(0 .05)	(0 .04)	(5 .79)	(1.83)	(1 .98)	–
Net Asset Value, End of Period	$ 23.35	$ 20.73	$ 13.76	$ 39.50	$ 24.63	$ 19.43
Total Return(d)	12 .90%(e)	51 .11%	(58 .51)%	72.31%	39 .48%	12 .18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 130,059	$ 111,976	$ 85,229	$ 225,132	$ 83,566	$ 55,053
Ratio of Expenses to Average Net Assets	1 .83%(f)	2 .00%	1 .81%	1.74%	1 .98%	1 .98%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .38)%(f)	0 .71%	0 .78%	0.86%	0 .63%	0 .91%(f)
Portfolio Turnover Rate	80 .0%(f)	133 .4%	127 .6%	141.6%	134 .0%	181.2%(f),(g)

	2010(a)	2009	2008	2007	2006	2005(b)
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period	$ 20 .01	$ 13.39	$ 38 .83	$ 24.37	$ 19.34	$ 17.32
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .15)	(0 .05)	(0 .04)	–	(0 .04)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	2 .62	6 .67	(19 .71)	16.21	7 .00	2 .05
Total From Investment Operations	2 .47	6.62	(19 .75)	16.21	6 .96	2.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(5 .69)	(1.75)	(1 .93)	–
Total Dividends and Distributions	–	–	(5 .69)	(1 .75)	(1 .93)	–
Net Asset Value, End of Period	$ 22.48	$ 20.01	$ 13.39	$ 38.83	$ 24.37	$ 19.34
Total Return(d)	12 .34%(e)	49 .44%	(58 .91)%	70.81%	38 .41%	11 .66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,606	$ 17,515	$ 12,272	$ 33,457	$ 14,597	$ 9,520
Ratio of Expenses to Average Net Assets	2 .86%(f)	3 .08%	2 .72%	2.62%	2 .81%	3 .38%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .44)%(f)	(0 .34)%	(0 .17)%	(0 .01)%	(0 .16)%	(0 .48)%(f)
Portfolio Turnover Rate	80 .0%(f)	133 .4%	127 .6%	141.6%	134 .0%	181.2%(f),(g)

	2010(a)	2009	2008	2007(h)
INTERNATIONAL EMERGING MARKETS FUND
Class C shares
Net Asset Value, Beginning of Period	$ 20.36	$ 13 .58	$ 39 .30	$ 25.31
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .14)	(0 .01)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .67	6 .79	(20 .00)	13 .99
Total From Investment Operations	2 .53	6.78	(20 .03)	13.98
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(5 .69)	–
Total Dividends and Distributions	–	–	(5 .69)	–
Redemption fees	–	–	–	0.01
Net Asset Value, End of Period	$ 22.89	$ 20.36	$ 13.58	$ 39.30
Total Return(d)	12 .43%(e)	49 .93%	(58 .91)%	55.43%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,860	$ 10,583	$ 6,248	$ 10,276
Ratio of Expenses to Average Net Assets(i)	2 .74%(f)	2 .80%	2 .79%	2.80%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .29)%(f)	(0 .08)%	(0 .12)%	(0.01)%(f)
Portfolio Turnover Rate	80 .0%(f)	133 .4%	127 .6%	141.6%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
INTERNATIONAL GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7 .78	$ 6.95	$ 15 .53	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .03	0 .06	0 .12	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .45	0 .89	(7 .46)	0 .54
Total From Investment Operations	0 .48	0.95	(7 .34)	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .12)	(0 .03)	–
Distributions from Realized Gains	–	–	(1 .22)	–
Total Dividends and Distributions	(0 .10)	(0 .12)	(1 .25)	–
Redemption fees	–	–	0.01	–
Net Asset Value, End of Period	$ 8.16	$ 7.78	$ 6.95	$ 15.53
Total Return(d)	6 .22%(e)	13 .92%	(51 .07)%	3.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,913	$ 4,792	$ 1,760	$ 375
Ratio of Expenses to Average Net Assets(f)	1 .60%(g)	1 .60%	1 .60%	1.60%(g)
Ratio of Net Investment Income to Average Net Assets	0 .78%(g)	0 .87%	1 .03%	(0.47)%(g)
Portfolio Turnover Rate	102.0%(g)	137 .7%	125 .2%	129.4%(g)

	2010(a)	2009	2008	2007(b)
INTERNATIONAL GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .79	$ 6.95	$ 15 .52	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0 .01	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .45	0 .88	(7 .37)	0 .54
Total From Investment Operations	0 .45	0.89	(7 .35)	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .05)	–	–
Distributions from Realized Gains	–	–	(1 .22)	–
Total Dividends and Distributions	(0 .04)	(0 .05)	(1 .22)	–
Net Asset Value, End of Period	$ 8.20	$ 7.79	$ 6.95	$ 15.52
Total Return(d)	5 .77%(e)	12 .86%	(51 .14)%	3.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 556	$ 437	$ 246	$ 22
Ratio of Expenses to Average Net Assets(f)	2 .35%(g)	2 .35%	2 .35%	2.35%(g)
Ratio of Net Investment Income to Average Net Assets	0 .04%(g)	0 .12%	0 .22%	(1.36)%(g)
Portfolio Turnover Rate	102.0%(g)	137 .7%	125 .2%	129.4%(g)

(a)	Six months ended April 30, 2010.
(b)	Period from October 1, 2007, date shares first offered, through October 31, 2007.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Reflects Manager's contractual expense limit.
(g)	Computed on an annualized basis.

See accompanying notes.

270

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 6.75	$ 6.44	$ 10 .57	$ 9.46	$ 8.36	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .03	0 .06	0 .08	0 .07	0 .06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	0 .32	(3 .88)	1 .05	1 .10	0 .15
Total From Investment Operations	1 .03	0.38	(3 .80)	1.12	1 .16	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .07)	(0 .05)	(0 .01)	(0 .03)	–
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	–
Total Dividends and Distributions	(0 .04)	(0 .07)	(0 .33)	(0.01)	(0 .06)	–
Net Asset Value, End of Period	$ 7.74	$ 6.75	$ 6.44	$ 10.57	$ 9.46	$ 8.36
Total Return(d)	15 .34%(e)	6 .05%	(37 .03)%	11.81%	13 .97%	1 .95%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 87,149	$ 79,710	$ 82,298	$ 145,312	$ 138,832	$ 126,739
Ratio of Expenses to Average Net Assets	1 .27%(f),(g)	1 .44%(g)	1 .11%	1.11%	1 .11%	1 .04%(f)
Ratio of Net Investment Income to Average Net Assets	0 .71%(f)	0 .95%	0 .96%	0.70%	0 .69%	0 .41%(f)
Portfolio Turnover Rate	49 .4%(f)	94 .4%	100 .6%	106.2%	65 .1%	148.8%(f),(h)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 6.59	$ 6 .30	$ 10 .39	$ 9.39	$ 8.35	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .03)	–	(0 .03)	(0 .02)	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	0 .32	(3 .81)	1 .03	1 .09	0 .15
Total From Investment Operations	0 .95	0.29	(3 .81)	1.00	1 .07	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .28)	–	(0 .03)	–
Total Dividends and Distributions	–	–	(0 .28)	–	(0 .03)	–
Net Asset Value, End of Period	$ 7.54	$ 6.59	$ 6.30	$ 10.39	$ 9.39	$ 8.35
Total Return(d)	14 .42%(e)	4 .60%	(37 .62)%	10.65%	12 .87%	1 .83%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,239	$ 4,527	$ 5,947	$ 13,747	$ 17,761	$ 21,617
Ratio of Expenses to Average Net Assets	2 .80%(f),(g)	2 .94%(g)	2 .07%	2.15%	2 .05%	1 .47%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .80)%(f)	(0 .51)%	0 .02%	(0 .34)%	(0 .24)%	(0 .02)%(f)
Portfolio Turnover Rate	49 .4%(f)	94 .4%	100 .6%	106.2%	65 .1%	148.8%(f),(h)

	2010(a)	2009	2008	2007(i)
LARGECAP BLEND FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 6.73	$ 6 .38	$ 10 .52	$ 9.84
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0 .03	0 .02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .00	0 .32	(3 .88)	0 .70
Total From Investment Operations	1 .00	0.35	(3 .86)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–
Distributions from Realized Gains	–	–	(0 .28)	–
Total Dividends and Distributions	(0 .02)	–	(0 .28)	–
Net Asset Value, End of Period	$ 7.71	$ 6.73	$ 6.38	$ 10.52
Total Return(d)	14 .90%(e)	5 .51%	(37 .63)%	6.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 872	$ 748	$ 581	$ 970
Ratio of Expenses to Average Net Assets	1 .89%(f),(g)	1 .90%(g)	1 .90%(g)	1 .90%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .07%(f)	0 .43%	0 .19%	(0.29)%(f)
Portfolio Turnover Rate	49 .4%(f)	94 .4%	100 .6%	106.2%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP BLEND FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 7.94	$ 7.22	$ 12 .45	$ 11 .41	$ 10 .35	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .05	0 .06	0 .04	0 .05	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .20	0 .73	(4 .22)	1 .61	1 .47	0 .05
Total From Investment Operations	1 .22	0.78	(4 .16)	1.65	1 .52	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .06)	(0 .03)	(0 .04)	(0 .02)	–
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	–
Total Dividends and Distributions	(0 .04)	(0 .06)	(1 .07)	(0 .61)	(0 .46)	–
Net Asset Value, End of Period	$ 9.12	$ 7.94	$ 7.22	$ 12 .45	$ 11 .41	$ 10.35
Total Return(d)	15 .41%(e)	11 .03%	(36 .29)%	15.07%	15 .08%	0 .49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,690	$ 37,739	$ 37,841	$ 68,879	$ 59,400	$ 52,211
Ratio of Expenses to Average Net Assets	1 .45%(f),(g)	1 .67%(g)	1 .35%	1.40%	1 .40%	1 .44%(f)
Ratio of Net Investment Income to Average Net Assets	0 .43%(f)	0 .77%	0 .61%	0.32%	0 .45%	(0 .01)%(f)
Portfolio Turnover Rate	36 .0%(f)	79 .8%	60 .0%	53.2%	52 .1%	51.8%(f),(h)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP BLEND FUND II
Class B shares
Net Asset Value, Beginning of Period	$ 7.82	$ 7.10	$ 12 .33	$ 11 .33	$ 10 .32	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	–	(0 .02)	(0 .04)	(0 .02)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	0 .72	(4 .17)	1 .61	1 .47	0 .05
Total From Investment Operations	1 .16	0.72	(4 .19)	1.57	1 .45	0.02
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .04)	(0 .57)	(0 .44)	–
Total Dividends and Distributions	–	–	(1 .04)	(0 .57)	(0 .44)	–
Net Asset Value, End of Period	$ 8.98	$ 7.82	$ 7.10	$ 12 .33	$ 11 .33	$ 10.32
Total Return(d)	14 .83%(e)	10 .14%	(36 .82)%	14.37%	14 .40%	0 .19%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,920	$ 12,229	$ 14,273	$ 27,824	$ 25,615	$ 22,978
Ratio of Expenses to Average Net Assets	2 .39%(f),(g)	2 .52%(g)	2 .16%	2.09%	2 .00%	2 .15%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .49)%(f)	(0 .06)%	(0 .19)%	(0 .37)%	(0 .15)%	(0 .71)%(f)
Portfolio Turnover Rate	36 .0%(f)	79 .8%	60 .0%	53.2%	52 .1%	51.8%(f),(h)

	2010(a)	2009	2008	2007(i)
LARGECAP BLEND FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 7.87	$ 7 .13	$ 12 .38	$ 11.37
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	0 .02	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .19	0 .72	(4 .19)	1 .07
Total From Investment Operations	1 .18	0.74	(4 .21)	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	–	–	–
Distributions from Realized Gains	–	–	(1 .04)	–
Total Dividends and Distributions	(0 .01)	–	(1 .04)	–
Net Asset Value, End of Period	$ 9.04	$ 7.87	$ 7.13	$ 12.38
Total Return(d)	15 .06%(e)	10 .38%	(36 .84)%	8.88%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,246	$ 1,100	$ 922	$ 1,182
Ratio of Expenses to Average Net Assets	2 .18%(f),(g)	2 .19%(g)	2 .20%(g)	2 .20%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0 .30)%(f)	0 .24%	(0 .25)%	(0.65)%(f)
Portfolio Turnover Rate	36 .0%(f)	79 .8%	60 .0%	53.2%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.26	$ 6.09	$ 9.96	$ 7.78	$ 7.09	$ 6 .79
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .03)	–	(0 .01)	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	0 .20	(3 .70)	2 .30	0 .69	0 .31
Total From Investment Operations	1 .15	0.17	(3 .70)	2.29	0 .69	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	(0 .01)	–	–
Distributions from Realized Gains	–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	–	(0 .17)	(0.11)	–	–
Net Asset Value, End of Period	$ 7.41	$ 6.26	$ 6.09	$ 9.96	$ 7.78	$ 7.09
Total Return(d)	18 .37%(e)	2 .79%	(37 .78)%	29.78%	9 .73%	4 .42%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 321,981	$ 287,902	$ 321,555	$ 535,659	$ 280,969	$ 270,930
Ratio of Expenses to Average Net Assets	1 .38%(f)	1 .38%(g)	1 .21%(g)	1.19%(g)	1 .13%	1 .01%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .77)%(f)	(0 .46)%	(0 .02)%	(0 .09)%	0 .06%	(0 .24)%(f)
Portfolio Turnover Rate	70 .6%(f)	86 .5%	88 .8%	113.1%(h)	93 .5%	169.0%(f),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$ 6.03	$ 5.91	$ 9 .76	$ 7 .69	$ 7.07	$ 6 .79
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .07)	(0 .08)	(0 .09)	(0 .06)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .12	0 .19	(3 .60)	2 .26	0 .68	0 .30
Total From Investment Operations	1 .06	0.12	(3 .68)	2.17	0 .62	0.28
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	–	(0 .17)	(0 .10)	–	–
Net Asset Value, End of Period	$ 7.09	$ 6.03	$ 5.91	$ 9 .76	$ 7.69	$ 7.07
Total Return(d)	17 .58%(e)	2 .03%	(38 .36)%	28.52%	8 .77%	4 .12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,907	$ 22,560	$ 31,802	$ 94,254	$ 28,890	$ 35,551
Ratio of Expenses to Average Net Assets	2 .48%(f)	2 .30%(g)	2 .13%(g)	2.12%(g)	2 .03%	1 .73%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .88)%(f)	(1 .34)%	(0 .91)%	(1 .06)%	(0 .85)%	(0 .96)%(f)
Portfolio Turnover Rate	70 .6%(f)	86 .5%	88 .8%	113 .1%(h)	93 .5%	169.0%(f),(i)

	2010(a)	2009	2008	2007(j)
LARGECAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6.13	$ 6.00	$ 9 .90	$ 8.15
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .05)	(0 .07)	(0 .07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	1 .14	0 .20	(3 .66)	1.82
Total From Investment Operations	1 .09	0.13	(3 .73)	1.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .15)	–
Tax Return of Capital Distribution	–	–	(0 .02)	–
Total Dividends and Distributions	–	–	(0 .17)	–
Net Asset Value, End of Period	$ 7.22	$ 6.13	$ 6.00	$ 9.90
Total Return(d)	17 .78%(e)	2 .17%	(38 .32)%	21.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,421	$ 9,067	$ 9,311	$ 8,037
Ratio of Expenses to Average Net Assets	2 .09%(f)	2 .13%(g)	2 .02%(g)	2.03%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .48)%(f)	(1 .21)%	(0 .89)%	(1.06)%(f)
Portfolio Turnover Rate	70 .6%(f)	86 .5%	88 .8%	113 .1%(f),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(i) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 6.77	$ 5 .32	$ 9 .45	$ 8 .27	$ 8 .08	$ 7 .93
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .06)	(0 .06)	(0 .05)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .24	1 .51	(3 .67)	1 .60	0 .52	0 .17
Total From Investment Operations	1 .21	1.45	(3 .73)	1.55	0 .50	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .37)	(0 .31)	–
Net Asset Value, End of Period	$ 7.98	$ 6.77	$ 5.32	$ 9 .45	$ 8 .27	$ 8.08
Total Return(d)	17 .87%(e)	27 .26%	(41 .07)%	19.42%	6 .12%	1 .89%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 45,478	$ 39,354	$ 30,125	$ 55,689	$ 48,815	$ 48,782
Ratio of Expenses to Average Net Assets	1 .51%(f)	1 .94%(g)	1 .57%	1.59%	1 .56%	1 .47%(f)
Ratio of Gross Expenses to Average Net Assets(h)	1 .56%(f)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .69)%(f)	(1 .04)%	(0 .83)%	(0 .57)%	(0 .30)%	(0 .86)%(f)
Portfolio Turnover Rate	46 .4%(f)	98 .9%	64 .5%	47.7%	58 .5%	66.5%(f),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 6.49	$ 5.16	$ 9 .25	$ 8 .18	$ 8 .06	$ 7 .93
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .07)	(0 .12)	(0 .13)	(0 .12)	(0 .09)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	1 .45	(3 .56)	1 .56	0 .52	0 .18
Total From Investment Operations	1 .11	1.33	(3 .69)	1.44	0 .43	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	–	(0 .40)	(0 .37)	(0 .31)	–
Net Asset Value, End of Period	$ 7.60	$ 6.49	$ 5.16	$ 9 .25	$ 8 .18	$ 8.06
Total Return(d)	17 .10%(e)	25 .78%	(41 .54)%	18.25%	5 .24%	1 .64%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,132	$ 5,317	$ 5,467	$ 12,656	$ 13,696	$ 14,707
Ratio of Expenses to Average Net Assets	2 .82%(f)	3 .17%(g)	2 .47%	2.50%	2 .39%	2 .39%(f)
Ratio of Gross Expenses to Average Net Assets(h)	2 .86%(f)	–	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(1 .99)%(f)	(2 .27)%	(1 .73)%	(1 .46)%	(1 .12)%	(1 .79)%(f)
Portfolio Turnover Rate	46 .4%(f)	98 .9%	64 .5%	47.7%	58 .5%	66.5%(f),(i)

	2010(a)	2009	2008	2007(j)
LARGECAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 6.76	$ 5.32	$ 9 .50	$ 8.55
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .05)	(0 .07)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .23	1 .51	(3 .67)	1 .05
Total From Investment Operations	1 .18	1.44	(3 .78)	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .40)	–
Total Dividends and Distributions	–	–	(0 .40)	–
Net Asset Value, End of Period	$ 7.94	$ 6.76	$ 5.32	$ 9.50
Total Return(d)	17 .46%(e)	27 .07%	(41 .39)%	11.11%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,676	$ 998	$ 415	$ 652
Ratio of Expenses to Average Net Assets	2 .18%(f)	2 .19%(g)	2 .20%(g)	2 .20%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	3 .47%(f)	–	–	–
Ratio of Net Investment Income to Average Net Assets	(1 .37)%(f)	(1 .30)%	(1 .46)%	(1.44)%(f)
Portfolio Turnover Rate	46 .4%(f)	98 .9%	64 .5%	47.7%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit. (h) Excludes expense reimbursement from Manager.

(i) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 6.66	$ 5 .87	$ 9 .91	$ 8 .92	$ 8 .15	$ 8.06
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	(0 .02)	(0 .04)	(0 .05)	(0 .05)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .92	0 .81	(3 .07)	1 .77	0 .91	0 .11
Total From Investment Operations	0 .91	0.79	(3 .11)	1.72	0 .86	0.09
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .93)	(0 .73)	(0 .09)	–
Total Dividends and Distributions	–	–	(0 .93)	(0 .73)	(0 .09)	–
Net Asset Value, End of Period	$ 7.57	$ 6.66	$ 5.87	$ 9 .91	$ 8 .92	$ 8.15
Total Return(d)	13 .66%(e)	13 .46%	(34 .55)%	20.74%	10 .61%	1 .12%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,727	$ 3,188	$ 1,107	$ 1,235	$ 595	$ 141
Ratio of Expenses to Average Net Assets	1 .69%(f),(g)	1 .69%(g)	1 .70%(g)	1.70%(g)	1 .70%(g)	1 .70%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0 .21)%(f)	(0 .26)%	(0 .53)%	(0 .55)%	(0 .58)%	(0 .80)%(f)
Portfolio Turnover Rate	61 .5%(f)	140 .0%	132 .4%	138 .3%(h)	143 .4%	95 .2%(f)

	2010(a)	2009	2008	2007(i)
LARGECAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 6.51	$ 5.78	$ 9 .84	$ 8.52
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .06)	(0 .10)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	0 .89	0 .79	(3 .03)	1 .42
Total From Investment Operations	0 .86	0.73	(3 .13)	1.32
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .93)	–
Total Dividends and Distributions	–	–	(0 .93)	–
Net Asset Value, End of Period	$ 7.37	$ 6.51	$ 5.78	$ 9.84
Total Return(d)	13 .21%(e)	12 .63%	(35 .04)%	15.49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 724	$ 531	$ 374	$ 418
Ratio of Expenses to Average Net Assets	2 .44%(f),(g)	2 .44%(g)	2 .45%(g)	2.45%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(0 .98)%(f)	(0 .97)%	(1 .28)%	(1.38)%(f)
Portfolio Turnover Rate	61 .5%(f)	140 .0%	132 .4%	138 .3%(f),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7 .31	$ 6 .85	$ 11 .06	$ 9 .86	$ 8 .66	$ 8.59
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .05	0 .11	0 .15	0 .14	0 .12	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	0 .48	(4 .10)	1 .21	1 .22	0 .04
Total From Investment Operations	1 .11	0.59	(3 .95)	1.35	1 .34	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .13)	(0 .14)	(0 .12)	(0 .10)	–
Distributions from Realized Gains	–	–	(0 .12)	(0 .03)	(0 .04)	–
Total Dividends and Distributions	(0 .10)	(0 .13)	(0 .26)	(0 .15)	(0 .14)	–
Net Asset Value, End of Period	$ 8.32	$ 7.31	$ 6.85	$ 11 .06	$ 9 .86	$ 8.66
Total Return(d)	15.30%(e)	9 .03%	(36 .55)%	13.86%	15 .54%	0 .81%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 63,151	$ 55,393	$ 53,542	$ 90,317	$ 78,995	$ 72,994
Ratio of Expenses to Average Net Assets	0 .70%(f)	0 .79%	0 .65%	0.66%	0 .67%	0 .64%(f)
Ratio of Net Investment Income to Average Net Assets	1 .25%(f)	1 .69%	1 .57%	1.34%	1 .31%	1 .03%(f)
Portfolio Turnover Rate	11 .4%(f)	7 .6%	8 .2%	5.6%	3 .7%	11.5%(f),(g)

	2010(a)	2009	2008	2007(h)
LARGECAP S&P 500 INDEX FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .25	$ 6 .81	$ 10 .99	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .08	0 .08	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	0 .46	(4 .07)	0 .82
Total From Investment Operations	1 .08	0.54	(3 .99)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .10)	(0 .07)	–
Distributions from Realized Gains	–	–	(0 .12)	–
Total Dividends and Distributions	(0 .08)	(0 .10)	(0 .19)	–
Net Asset Value, End of Period	$ 8.25	$ 7.25	$ 6.81	$ 10.99
Total Return(d)	14.92%(e)	8 .11%	(36 .92)%	8.60%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,075	$ 3,898	$ 2,428	$ 2,691
Ratio of Expenses to Average Net Assets(i)	1 .30%(f)	1 .30%	1 .30%	1.30%(f)
Ratio of Net Investment Income to Average Net Assets	0 .63%(f)	1 .20%	0 .92%	0.56%(f)
Portfolio Turnover Rate	11 .4%(f)	7 .6%	8 .2%	5.6%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7.84	$ 7.93	$ 13.53	$ 13.11	$ 11.34	$ 11.31
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .05	0 .14	0 .19	0 .19	0 .18	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .07)	(4 .59)	1 .00	1 .98	(0 .02)
Total From Investment Operations	1 .27	0.07	(4 .40)	1.19	2 .16	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .16)	(0 .16)	(0 .17)	(0 .10)	–
Distributions from Realized Gains	–	–	(1 .04)	(0 .60)	(0 .29)	–
Total Dividends and Distributions	(0 .12)	(0 .16)	(1 .20)	(0.77)	(0 .39)	–
Net Asset Value, End of Period	$ 8.99	$ 7.84	$ 7.93	$ 13.53	$ 13.11	$ 11.34
Total Return(d)	16 .27%(e)	1 .01%	(35 .48)%	9.47%	19 .53%	0 .27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 167,859	$ 152,407	$ 171,897	$ 298,926	$ 295,285	$ 281,278
Ratio of Expenses to Average Net Assets	1 .06%(f)	1 .11%	0 .97%	0.94%	0 .90%	0 .80%(f)
Ratio of Net Investment Income to Average Net Assets	1 .19%(f)	1 .91%	1 .78%	1.41%	1 .50%	1 .18%(f)
Portfolio Turnover Rate	207 .5%(f)	170 .2%	132 .1%	100.3%	92 .8%	181.1%(f),(g)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$ 7.80	$ 7.87	$ 13 .42	$ 13.00	$ 11.33	$ 11.31
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .01)	0 .04	0 .09	0.04	0 .06	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .07)	(4 .57)	1.01	1 .96	(0 .01)
Total From Investment Operations	1 .21	(0 .03)	(4 .48)	1.05	2 .02	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .04)	(0 .03)	(0.03)	(0 .06)	–
Distributions from Realized Gains	–	–	(1 .04)	(0.60)	(0 .29)	–
Total Dividends and Distributions	–	(0 .04)	(1 .07)	(0 .63)	(0 .35)	–
Net Asset Value, End of Period	$ 9.01	$ 7.80	$ 7.87	$ 13.42	$ 13.00	$ 11.33
Total Return(d)	15 .55%(e)	(0 .37)%	(36 .08)%	8.37%	18 .18%	0 .18%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,402	$ 7,575	$ 9,598	$ 20,306	$ 23,025	$ 24,515
Ratio of Expenses to Average Net Assets	2 .40%(f)	2 .42%	1 .96%	2.01%	1 .88%	1 .22%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .12)%(f)	0 .62%	0 .80%	0.34%	0 .52%	0 .77%(f)
Portfolio Turnover Rate	207 .5%(f)	170 .2%	132 .1%	100.3%	92 .8%	181.1%(f),(g)

	2010(a)	2009	2008	2007(h)
LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .76	$ 7 .89	$ 13 .44	$ 12.80
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .09	0 .11	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .22	(0 .08)	(4 .55)	0 .59
Total From Investment Operations	1 .24	0.01	(4 .44)	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	(0 .14)	(0 .07)	–
Distributions from Realized Gains	–	–	(1 .04)	–
Total Dividends and Distributions	(0 .08)	(0 .14)	(1 .11)	–
Net Asset Value, End of Period	$ 8.92	$ 7.76	$ 7.89	$ 13.44
Total Return(d)	16.00%(e)	0 .28%	(35 .81)%	5.00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,593	$ 1,300	$ 1,130	$ 1,043
Ratio of Expenses to Average Net Assets(i)	1 .70%(f)	1 .70%	1 .70%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	0 .54%(f)	1 .31%	1 .02%	0.44%(f)
Portfolio Turnover Rate	207 .5%(f)	170 .2%	132 .1%	100.3%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP VALUE FUND III
Class A shares
Net Asset Value, Beginning of Period	$ 8.71	$ 8.47	$ 15 .88	$ 15 .58	$ 13 .51	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .13	0 .22	0 .18	0 .16	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .35	0 .26	(6 .50)	0 .97	2 .51	(0 .10)
Total From Investment Operations	1 .39	0.39	(6 .28)	1.15	2 .67	(0 .08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .15)	(0 .19)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	–
Total Dividends and Distributions	(0 .12)	(0 .15)	(1 .13)	(0 .85)	(0 .60)	–
Net Asset Value, End of Period	$ 9.98	$ 8.71	$ 8.47	$ 15 .88	$ 15 .58	$ 13.51
Total Return(d)	16 .09%(e)	4 .79%	(42 .36)%	7.63%	20 .40%	(0 .59)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,329	$ 30,568	$ 32,423	$ 69,156	$ 64,815	$ 53,806
Ratio of Expenses to Average Net Assets	1 .14%(f),(g)	1 .15%(g)	1 .43%	1.41%	1 .41%	1 .49%(f)
Ratio of Net Investment Income to Average Net Assets	0 .96%(f)	1 .70%	1 .81%	1.17%	1 .10%	0 .47%(f)
Portfolio Turnover Rate	75 .0%(f)	98 .7%	55 .3%	29.2%	20 .7%	28.1%(f),(h)

	2010(a)	2009	2008	2007	2006	2005(b)
LARGECAP VALUE FUND III
Class B shares
Net Asset Value, Beginning of Period	$ 8.72	$ 8 .42	$ 15 .81	$ 15 .54	$ 13 .47	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .01	0 .08	0 .11	0 .06	0 .07	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .36	0 .25	(6 .47)	0 .96	2 .51	(0 .10)
Total From Investment Operations	1 .37	0.33	(6 .36)	1.02	2 .58	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .03)	(0 .09)	(0 .04)	–	–
Distributions from Realized Gains	–	–	(0 .94)	(0 .71)	(0 .51)	–
Total Dividends and Distributions	(0 .05)	(0 .03)	(1 .03)	(0 .75)	(0 .51)	–
Net Asset Value, End of Period	$ 10.04	$ 8.72	$ 8.42	$ 15 .81	$ 15 .54	$ 13.47
Total Return(d)	15 .72%(e)	3 .97%	(42 .87)%	6.74%	19 .67%	(0 .88)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,409	$ 7,596	$ 10,135	$ 23,269	$ 23,374	$ 20,509
Ratio of Expenses to Average Net Assets	1 .89%(f),(g)	1 .90%(g)	2 .30%	2.18%	2 .05%	2 .28%(f)
Ratio of Net Investment Income to Average Net Assets	0 .22%(f)	0 .99%	0 .94%	0.40%	0 .46%	(0 .33)%(f)
Portfolio Turnover Rate	75 .0%(f)	98 .7%	55 .3%	29.2%	20 .7%	28.1%(f),(h)

	2010(a)	2009	2008	2007(i)
LARGECAP VALUE FUND III
Class C shares
Net Asset Value, Beginning of Period	$ 8.70	$ 8 .43	$ 15 .80	$ 15.39
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .01	0 .07	0 .11	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	1 .35	0 .25	(6 .46)	0 .39
Total From Investment Operations	1 .36	0.32	(6 .35)	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .05)	(0 .08)	–
Distributions from Realized Gains	–	–	(0 .94)	–
Total Dividends and Distributions	(0 .06)	(0 .05)	(1 .02)	–
Net Asset Value, End of Period	$ 10.00	$ 8.70	$ 8.43	$ 15.80
Total Return(d)	15 .73%(e)	3 .92%	(42 .78)%	2.66%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,007	$ 866	$ 884	$ 1,363
Ratio of Expenses to Average Net Assets	1 .89%(f),(g)	1 .90%(g)	2 .25%(g)	2 .25%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .20%(f)	0 .94%	0 .95%	0.13%(f)
Portfolio Turnover Rate	75 .0%(f)	98 .7%	55 .3%	29.2%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10.45	$ 9.54	$ 15.97	$ 14.89	$ 13.78	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	–	(0 .01)	0 .01	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	2 .17	1 .43	(4 .94)	2 .52	1 .81	0 .49
Total From Investment Operations	2 .19	1.43	(4 .95)	2.53	1 .85	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–	–	(0 .03)	(0 .03)	–
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Total Dividends and Distributions	(0 .04)	(0 .52)	(1 .48)	(1.45)	(0 .74)	–
Net Asset Value, End of Period	$ 12.60	$ 10.45	$ 9.54	$ 15.97	$ 14.89	$ 13.78
Total Return(d)	20 .99%(e)	16 .52%	(33 .98)%	18.27%	13 .87%	3 .77%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 511,033	$ 435,797	$ 362,130	$ 596,568	$ 549,528	$ 517,870
Ratio of Expenses to Average Net Assets(f)	1 .15%(g)	1 .23%	1 .06%	1.02%	1 .02%	1 .02%(g)
Ratio of Net Investment Income to Average Net Assets	0 .32%(g)	0 .02%	(0 .05)%	0.03%	0 .28%	0 .21%(g)
Portfolio Turnover Rate	30 .5%(g)	12 .9%	26 .8%	30.6%	43 .4%	133.8%(g),(h)

	2010(a)	2009	2008	2007	2006	2005(b)
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10.24	$ 9.46	$ 15 .92	$ 14.86	$ 13.76	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	(0 .09)	(0 .06)	(0 .04)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	2 .13	1 .39	(4 .92)	2 .52	1 .81	0 .48
Total From Investment Operations	2 .09	1.30	(4 .98)	2.48	1 .81	0.48
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Total Dividends and Distributions	–	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Net Asset Value, End of Period	$ 12.33	$ 10.24	$ 9.46	$ 15.92	$ 14.86	$ 13.76
Total Return(d)	20 .41%(e)	15 .21%	(34 .31)%	17.93%	13 .60%	3 .61%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 43,717	$ 42,993	$ 35,769	$ 69,393	$ 68,090	$ 71,900
Ratio of Expenses to Average Net Assets(f)	2 .13%(g)	2 .27%	1 .50%	1.32%	1 .32%	1 .32%(g)
Ratio of Net Investment Income to Average Net Assets	(0 .64)%(g)	(1 .01)%	(0 .48)%	(0 .26)%	(0 .02)%	(0 .09)%(g)
Portfolio Turnover Rate	30 .5%(g)	12 .9%	26 .8%	30.6%	43 .4%	133.8%(g),(h)

	2010(a)	2009	2008	2007(i)
MIDCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10.18	$ 9 .38	$ 15 .86	$ 14.20
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .07)	(0 .12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	2 .12	1 .39	(4 .88)	1.78
Total From Investment Operations	2 .09	1.32	(5 .00)	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	–	–
Distributions from Realized Gains	–	(0 .52)	(1 .48)	–
Total Dividends and Distributions	(0 .02)	(0 .52)	(1 .48)	–
Net Asset Value, End of Period	$ 12.25	$ 10.18	$ 9.38	$ 15.86
Total Return(d)	20 .57%(e)	15 .57%	(34 .58)%	11.69%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 16,232	$ 10,048	$ 3,639	$ 3,914
Ratio of Expenses to Average Net Assets(f)	1 .95%(g)	1 .95%	1 .95%	1.95%(g)
Ratio of Net Investment Income to Average Net Assets	(0 .54)%(g)	(0 .73)%	(0 .94)%	(0.98)%(g)
Portfolio Turnover Rate	30 .5%(g)	12 .9%	26 .8%	30.6%(g)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit. (g) Computed on an annualized basis.

(h) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
MIDCAP GROWTH FUND III
Class A shares
Net Asset Value, Beginning of Period	$ 7.20	$ 6.20	$ 11 .99	$ 9.46	$ 8.77	$ 8 .40
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	(0 .06)	(0 .10)	(0 .12)	(0 .09)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .77	1 .06	(4 .92)	2 .93	0 .85	0 .41
Total From Investment Operations	1 .73	1.00	(5 .02)	2.81	0 .76	0.37
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 8.93	$ 7.20	$ 6.20	$ 11.99	$ 9.46	$ 8.77
Total Return(d)	24 .03%(e)	16 .13%	(44 .68)%	30.43%	8 .64%	4 .40%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 33,915	$ 26,926	$ 21,252	$ 39,400	$ 27,926	$ 25,628
Ratio of Expenses to Average Net Assets	1 .73%(f)	1 .74%	1 .73%(g)	1.75%(g)	1.75%(g)	1 .75%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	1 .78%(f)	1 .98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .88)%(f)	(0 .92)%	(1 .05)%	(1 .17)%	(0 .97)%	(1 .40)%(f)
Portfolio Turnover Rate	69 .1%(f)	126 .2%	167 .3%	144.9%	145 .8%	185.7%(f),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
MIDCAP GROWTH FUND III
Class B shares
Net Asset Value, Beginning of Period	$ 6.97	$ 6.04	$ 11 .78	$ 9.36	$ 8.75	$ 8 .40
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .10)	(0 .17)	(0.20)	(0 .16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .70	1 .03	(4 .80)	2.90	0 .84	0 .41
Total From Investment Operations	1 .64	0.93	(4 .97)	2.70	0 .68	0.35
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	(0.28)	(0 .07)	–
Total Dividends and Distributions	–	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 8.61	$ 6.97	$ 6.04	$ 11.78	$ 9.36	$ 8.75
Total Return(d)	23 .53%(e)	15 .40%	(45 .07)%	29.55%	7 .74%	4 .17%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,474	$ 5,206	$ 5,477	$ 12,895	$ 10,516	$ 10,436
Ratio of Expenses to Average Net Assets	2 .48%(f),(g)	2 .49%(g)	2 .50%(g)	2.50%(g)	2.50%(g)	2 .50%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .62)%(f)	(1 .66)%	(1 .81)%	(1 .91)%	(1 .71)%	(2 .14)%(f)
Portfolio Turnover Rate	69 .1%(f)	126 .2%	167 .3%	144.9%	145 .8%	185.7%(f),(i)

	2010(a)	2009	2008	2007(j)
MIDCAP GROWTH FUND III
Class C shares
Net Asset Value, Beginning of Period	$ 7.08	$ 6 .15	$ 11 .99	$ 9.79
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .07)	(0 .10)	(0 .17)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	1 .74	1 .03	(4 .90)	2 .37
Total From Investment Operations	1 .67	0.93	(5 .07)	2.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .77)	–
Total Dividends and Distributions	–	–	(0 .77)	–
Net Asset Value, End of Period	$ 8.75	$ 7.08	$ 6.15	$ 11.99
Total Return(d)	23 .59%(e)	15 .12%	(45 .12)%	22.47%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,131	$ 1,513	$ 778	$ 1,070
Ratio of Expenses to Average Net Assets	2 .48%(f),(g)	2 .49%(g)	2 .50%(g)	2 .50%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .65)%(f)	(1 .69)%	(1 .82)%	(1.94)%(f)
Portfolio Turnover Rate	69 .1%(f)	126 .2%	167 .3%	144.9%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager’s contractual expense limit. (h) Excludes expense reimbursement from Manager.

(i) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS PRINCIPAL FUNDS,INC.

(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009(b)
MIDCAP VALUE FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 9.66	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .04	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	2 .39	3 .39
Total From Investment Operations	2 .43	3.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .08)	–
Total Dividends and Distributions	(0 .08)	–
Net Asset Value, End of Period	$ 12.01	$ 9.66
Total Return(d)	25 .27%(e)	54 .81%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,569	$ 5,996
Ratio of Expenses to Average Net Assets	1 .33%(f),(g)	1 .34%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .82%(f)	0 .53%(f)
Portfolio Turnover Rate	71 .7%(f)	95 .7%(f)

	2010(a)	2009(b)
MIDCAP VALUE FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 9.61	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .39	3 .38
Total From Investment Operations	2 .39	3.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–
Total Dividends and Distributions	(0 .04)	–
Net Asset Value, End of Period	$ 11.96	$ 9.61
Total Return(d)	24 .88%(e)	54 .01%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,340	$ 1,063
Ratio of Expenses to Average Net Assets	2 .08%(f),(g)	2 .09%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .09%(f)	(0 .21)%(f)
Portfolio Turnover Rate	71 .7%(f)	95 .7%(f)

	2010(a)	2009(b)
MIDCAP VALUE FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 9.61	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .38	3 .38
Total From Investment Operations	2 .38	3.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	–
Total Dividends and Distributions	(0 .04)	–
Net Asset Value, End of Period	$ 11.95	$ 9.61
Total Return(d)	24 .87%(e)	54 .01%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,516	$ 1,091
Ratio of Expenses to Average Net Assets	2 .08%(f),(g)	2 .09%(f),(g)
Ratio of Net Investment Income to Average Net Assets	0 .09%(f)	(0 .23)%(f)
Portfolio Turnover Rate	71 .7%(f)	95 .7%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from March 2, 2009, date shares first offered, through October 31, 2009.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.

See accompanying notes.

281

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	0 .01	0 .03	0 .05	0 .04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	–	(0 .01)	–	–	–	–
Total From Investment Operations	–	–	0.03	0.05	0 .04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .05)	(0 .04)	(0 .01)
Total Dividends and Distributions	–	–	(0 .03)	(0.05)	(0 .04)	(0 .01)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(d)	0 .00%(e)	0 .47%	3 .02%	5.02%	4 .41%	1 .02%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 540,945	$ 637,007	$ 775,670	$ 1,953,474	$ 431,696	$ 344,589
Ratio of Expenses to Average Net Assets	0 .33%(f)	0 .55%	0 .50%(g)	0.44%(g)	0 .54%(g)	0 .60%(f),(g)
Ratio of Gross Expenses to Average Net Assets(h)	0 .58%(f)	0.58%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(f)	0 .51%	3 .19%	4.91%	4 .35%	2 .95%(f)

	2010(a)	2009	2008	2007	2006	2005(b)
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period	$ 1 .00	$ 1 .00	$ 1 .00	$ 1 .00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	–	0 .02	0 .04	0 .03	0 .01
Total From Investment Operations	–	–	0.02	0.04	0 .03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	(0 .04)	(0 .03)	(0 .01)
Total Dividends and Distributions	–	–	(0 .02)	(0 .04)	(0 .03)	(0 .01)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1 .00	$ 1.00	$ 1.00
Total Return(d)	0 .00%(e)	0 .16%	2 .03%	4.04%	2 .90%	0 .59%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 46,625	$ 66,726	$ 87,353	$ 33,265	$ 2,976	$ 3,099
Ratio of Expenses to Average Net Assets	0 .33%(f)	0 .89%	1 .50%(g)	1.41%(g)	1 .98%(g)	1 .87%(f),(g)
Ratio of Gross Expenses to Average Net Assets(i)	1 .69%(f)	1 .62%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(f)	0 .17%	1 .87%	3.95%	2 .90%	1 .67%(f)

	2010(a)	2009	2008	2007(j)
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period	$ 1 .00	$ 1 .00	$ 1 .00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(c)	–	–	0 .02	0 .03
Total From Investment Operations	–	–	0.02	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .02)	(0 .03)
Total Dividends and Distributions	–	–	(0 .02)	(0 .03)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(d)	0 .00%(e)	0 .21%	2 .08%	2.94%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,084	$ 30,747	$ 42,966	$ 11,214
Ratio of Expenses to Average Net Assets	0 .33%(f)	0 .83%	1 .44%(g)	1 .70%(f),(g)
Ratio of Gross Expenses to Average Net Assets(i)	1 .72%(f)	1 .63%	–	–
Ratio of Net Investment Income to Average Net Assets	0 .00%(f)	0 .23%	1 .84%	3.67%(f)

(a)	Six months ended April 30, 2010.
(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.
(c)	Calculated based on average shares outstanding during the period.
(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Reflects Manager's contractual expense limit.
(h)	Excludes expense reimbursement from Manager.
(i)	Excludes expense reimbursement from Manager and/or Underwriter.
(j)	Period from January 16, 2007, date shares first offered, through October 31, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8.88	$ 6.68	$ 10.11	$ 10.76	$ 10 .60	$ 10.94
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .31	0 .59	0 .58	0 .59	0 .57	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	0 .70	2 .20	(3 .45)	(0 .63)	0 .09	(0 .26)
Total From Investment Operations	1 .01	2.79	(2 .87)	(0 .04)	0 .66	(0 .07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .59)	(0 .56)	(0 .61)	(0 .50)	(0 .27)
Total Dividends and Distributions	(0 .32)	(0 .59)	(0 .56)	(0 .61)	(0 .50)	(0 .27)
Net Asset Value, End of Period	$ 9.57	$ 8.88	$ 6.68	$ 10.11	$ 10 .76	$ 10.60
Total Return(d)	11 .57%(e)	44 .34%	(29 .61)%	(0 .45)%	6 .44%	(0 .66)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 740,125	$ 669,875	$ 190,999	$ 81,441	$ 7,105	$ 2,174
Ratio of Expenses to Average Net Assets(f)	1 .04%(g)	1 .00%	1 .00%	1.00%	1 .08%	1 .35%(g)
Ratio of Net Investment Income to Average Net Assets	6 .67%(g)	7 .87%	6 .61%	5.65%	5 .42%	5 .07%(g)
Portfolio Turnover Rate	16 .4%(g)	26 .2%	18 .7%	33.9%	22 .4%	17 .8%(g)

	2010(a)	2009	2008	2007(h)
PREFERRED SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8.87	$ 6.68	$ 10.11	$ 10.79
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .27	0 .53	0 .52	0.39
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	2 .20	(3 .46)	(0.68)
Total From Investment Operations	0 .98	2.73	(2 .94)	(0 .29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .54)	(0 .49)	(0.39)
Total Dividends and Distributions	(0 .29)	(0 .54)	(0 .49)	(0 .39)
Net Asset Value, End of Period	$ 9.56	$ 8.87	$ 6.68	$ 10.11
Total Return(d)	11 .17%(e)	43 .19%	(30 .14)%	(2.72)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 523,237	$ 432,896	$ 116,229	$ 21,750
Ratio of Expenses to Average Net Assets(f)	1 .78%(g)	1 .75%	1 .75%	1.75%(g)
Ratio of Net Investment Income to Average Net Assets	5 .91%(g)	7 .14%	5 .94%	4.85%(g)
Portfolio Turnover Rate	16 .4%(g)	26 .2%	18 .7%	33.9%(g)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit. (g) Computed on an annualized basis.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
Net Asset Value, Beginning of Period	$ 32.55	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04
Income from Investment Operations:
Net Investment Income (Loss)	0 .12(b)	0.18(b)	0.23(b)	0 .30(b)	0.18	0.25
Net Realized and Unrealized Gain (Loss) on Investments	5 .19	3 .34	(15 .43)	7 .13	5 .02	4 .33
Total From Investment Operations	5 .31	3.52	(15 .20)	7.43	5 .20	4.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .16)	(0 .23)	(0 .18)	(0 .13)	(0 .20)
Distributions from Realized Gains	(0 .22)	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(0 .39)	(1 .68)	(3 .44)	(1.17)	(1 .10)	(0 .63)
Net Asset Value, End of Period	$ 37.47	$ 32.55	$ 30.71	$ 49.35	$ 43.09	$ 38.99
Total Return(c)	16 .43%(d)	12 .58%	(32 .95)%	17.59%	13 .50%	13 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 428,352	$ 375,874	$ 390,075	$ 956,005	$ 880,755	$ 735,037
Ratio of Expenses to Average Net Assets	1 .03%(e)	1 .07%	0 .93%	0.83%	0 .85%	0 .91%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	0 .83%	0 .85%	0 .91%
Ratio of Net Investment Income to Average Net Assets	0 .67%(e)	0 .65%	0 .57%	0.63%	0 .44%	0 .68%
Portfolio Turnover Rate	21 .4%(e)	23 .8%	9 .7%	17.6%	15 .0%	13 .0%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND
Class B shares
Net Asset Value, Beginning of Period	$ 27.81	$ 26.58	$ 43 .33	$ 38.16	$ 34.84	$ 31.48
Income from Investment Operations:
Net Investment Income (Loss)	(0 .05)(b)	(0 .10)(b)	(0 .14)(b)	(0.10)(b)	(0 .18)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	4 .43	2 .85	(13 .40)	6.26	4 .47	3 .88
Total From Investment Operations	4 .38	2.75	(13 .54)	6.16	4 .29	3.79
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .22)	(1 .52)	(3 .21)	(0.99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(0 .22)	(1 .52)	(3 .21)	(0.99)	(0 .97)	(0 .43)
Net Asset Value, End of Period	$ 31.97	$ 27.81	$ 26.58	$ 43.33	$ 38.16	$ 34.84
Total Return(c)	15 .83%(d)	11 .42%	(33 .59)%	16.46%	12 .45%	12 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 76,385	$ 80,421	$ 92,828	$ 185,705	$ 184,340	$ 167,531
Ratio of Expenses to Average Net Assets	2 .08%(e)	2 .12%	1 .88%	1.74%	1 .78%	1 .85%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1.74%	1 .78%	1 .85%
Ratio of Net Investment Income to Average Net Assets	(0 .36)%(e)	(0 .39)%	(0 .41)%	(0 .27)%	(0 .49)%	(0 .26)%
Portfolio Turnover Rate	21 .4%(e)	23 .8%	9 .7%	17.6%	15 .0%	13 .0%

	2010(a)	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND
Class C shares
Net Asset Value, Beginning of Period	$ 27.94	$ 26 .71	$ 43 .53	$ 38 .31	$ 34 .94	$ 31.56
Income from Investment Operations:
Net Investment Income (Loss)	(0 .04)(b)	(0 .11)(b)	(0 .14)(b)	(0 .08)(b)	(0 .16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	4 .47	2 .86	(13 .47)	6 .29	4 .50	3 .88
Total From Investment Operations	4 .43	2.75	(13 .61)	6.21	4 .34	3.82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	–	(0 .01)
Distributions from Realized Gains	(0 .22)	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(0 .22)	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .44)
Net Asset Value, End of Period	$ 32.15	$ 27.94	$ 26.71	$ 43 .53	$ 38 .31	$ 34.94
Total Return(c)	15 .94%(d)	11 .36%	(33 .60)%	16.56%	12 .53%	12 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 19,701	$ 15,610	$ 12,632	$ 22,174	$ 21,039	$ 13,613
Ratio of Expenses to Average Net Assets	1 .95%(e)	2 .15%	1 .87%	1.69%	1 .69%	1 .78%
Ratio of Gross Expenses to Average Net Assets(f)	–	–	–	1 .74%	1 .69%	1 .78%
Ratio of Net Investment Income to Average Net Assets	(0 .27)%(e)	(0 .46)%	(0 .40)%	(0 .23)%	(0 .40)%	(0 .19)%
Portfolio Turnover Rate	21 .4%(e)	23 .8%	9 .7%	17.6%	15 .0%	13 .0%
(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

284

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 11 .62	$ 11.83	$ 24 .97	$ 27.56	$ 20.43	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .15	0 .28	0 .27	0 .19	0 .14	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	3 .62	(0 .21)	(7 .39)	(0 .60)	7 .80	0 .35
Total From Investment Operations	3 .77	0.07	(7 .12)	(0.41)	7 .94	0.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .28)	(0 .29)	(0 .11)	(0 .19)	(0 .13)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	–
Total Dividends and Distributions	(0 .15)	(0 .28)	(6 .02)	(2.18)	(0 .81)	(0 .13)
Net Asset Value, End of Period	$ 15.24	$ 11.62	$ 11.83	$ 24.97	$ 27.56	$ 20.43
Total Return(d)	32.60%(e)	1 .30%	(36 .02)%	(1 .92)%	40 .07%	2 .20%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 94,486	$ 63,894	$ 64,787	$ 124,434	$ 125,408	$ 80,894
Ratio of Expenses to Average Net Assets(f)	1 .34%(g)	1 .28%	1 .28%	1.29%	1 .43%	1 .49%(g)
Ratio of Net Investment Income to Average Net Assets	2 .27%(g)	2 .88%	1 .62%	0.75%	0 .61%	1 .29%(g)
Portfolio Turnover Rate	55 .2%(g)	57 .3%	47 .2%	77.8%(h)	37 .8%	26.7%(g),(i)

	2010(a)	2009	2008	2007	2006	2005(b)
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$ 11 .53	$ 11 .74	$ 24 .83	$ 27 .56	$ 20 .44	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .21	0 .13	(0 .02)	0 .02	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	3 .60	(0 .22)	(7 .32)	(0 .60)	7 .80	0 .35
Total From Investment Operations	3 .70	(0 .01)	(7 .19)	(0 .62)	7 .82	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .20)	(0 .17)	(0 .04)	(0 .08)	(0 .06)
Distributions from Realized Gains	–	–	(5 .73)	(2 .07)	(0 .62)	–
Total Dividends and Distributions	(0 .10)	(0 .20)	(5 .90)	(2 .11)	(0 .70)	(0 .06)
Net Asset Value, End of Period	$ 15.13	$ 11.53	$ 11.74	$ 24 .83	$ 27 .56	$ 20.44
Total Return(d)	32.16%(e)	0 .46%	(36 .50)%	(2 .74)%	39 .33%	1 .90%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,709	$ 11,502	$ 14,551	$ 31,026	$ 29,044	$ 22,712
Ratio of Expenses to Average Net Assets(f)	2 .13%(g)	2 .08%	2 .08%	2.07%	1 .95%	2 .38%(g)
Ratio of Net Investment Income to Average Net Assets	1 .52%(g)	2 .18%	0 .81%	(0 .06)%	0 .10%	0 .39%(g)
Portfolio Turnover Rate	55 .2%(g)	57 .3%	47 .2%	77.8%(h)	37 .8%	26.7%(g),(i)

	2010(a)	2009	2008	2007(j)
REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 11 .56	$ 11 .77	$ 24 .89	$ 27.41
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .10	0 .21	0 .15	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	3 .60	(0 .20)	(7 .36)	(2 .44)
Total From Investment Operations	3 .70	0.01	(7 .21)	(2 .52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .22)	(0 .18)	–
Distributions from Realized Gains	–	–	(5 .73)	–
Total Dividends and Distributions	(0 .11)	(0 .22)	(5 .91)	–
Net Asset Value, End of Period	$ 15.15	$ 11.56	$ 11.77	$ 24.89
Total Return(d)	32.12%(e)	0 .62%	(36 .48)%	(9.19)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,202	$ 5,172	$ 4,382	$ 7,976
Ratio of Expenses to Average Net Assets(f)	2 .07%(g)	1 .98%	1 .98%	1.99%(g)
Ratio of Net Investment Income to Average Net Assets	1 .51%(g)	2 .15%	0 .93%	(0.37)%(g)
Portfolio Turnover Rate	55 .2%(g)	57 .3%	47 .2%	77 .8%(g),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit. (g) Computed on an annualized basis.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(i) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8 .69	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .11	0 .43	0 .45	0 .46	0 .41	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	0 .26	(1 .33)	(0 .11)	0 .01	(0 .10)
Total From Investment Operations	0 .30	0.69	(0 .88)	0.35	0 .42	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .44)	(0 .47)	(0 .49)	(0 .46)	(0 .16)
Total Dividends and Distributions	(0 .13)	(0 .44)	(0 .47)	(0 .49)	(0 .46)	(0 .16)
Net Asset Value, End of Period	$ 8.86	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.97
Total Return(d)	3 .53%(e)	8 .65%	(9 .33)%	3.57%	4 .29%	0 .07%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 62,858	$ 58,642	$ 62,240	$ 89,390	$ 93,951	$ 122,471
Ratio of Expenses to Average Net Assets	0 .77%(f)	0 .82%	0 .79%	0.78%	0 .96%	0 .80%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(g)	N/A	N/A	N/A	N/A	0 .73%	0 .70%(f)
Ratio of Net Investment Income to Average Net Assets	2 .60%(f)	5 .22%	4 .82%	4.66%	4 .10%	3 .15%(f)
Portfolio Turnover Rate	100 .0%(f)	33 .9%	22 .1%	42.8%	49 .1%	110.8%(f),(h)

	2010(a)	2009	2008	2007(i)
SHORT-TERM BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8 .70	$ 8 .44	$ 9 .79	$ 9.93
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .07	0 .33	0 .37	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .19	0 .29	(1 .34)	(0 .11)
Total From Investment Operations	0 .26	0.62	(0 .97)	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .37)	(0 .38)	(0 .33)
Total Dividends and Distributions	(0 .09)	(0 .37)	(0 .38)	(0 .33)
Redemption fees	–	0.01	–	–
Net Asset Value, End of Period	$ 8.87	$ 8.70	$ 8.44	$ 9.79
Total Return(d)	3 .04%(e)	7 .80%	(10 .18)%	1.91%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,304	$ 4,784	$ 1,641	$ 1,585
Ratio of Expenses to Average Net Assets(j)	1 .70%(f)	1 .70%	1 .70%	1.70%(f)
Ratio of Net Investment Income to Average Net Assets	1 .67%(f)	3 .98%	3 .91%	3.79%(f)
Portfolio Turnover Rate	100 .0%(f)	33 .9%	22 .1%	42.8%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.

(h) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.

(j) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(b)
Class A shares
Net Asset Value, Beginning of Period	$ 11.84	$ 11.16	$ 11.59	$ 11.60	$ 11.55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .18(c)	0.41(c)	0.43(c)	0 .29(c)	0.40	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0 .15	0 .69	(0 .43)	0 .11	0 .05	(0 .35)
Total From Investment Operations	0 .33	1.10	–	0.40	0 .45	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .18)	(0 .42)	(0 .43)	(0 .41)	(0 .40)	(0 .40)
Total Dividends and Distributions	(0 .18)	(0 .42)	(0 .43)	(0 .41)	(0 .40)	(0 .40)
Net Asset Value, End of Period	$ 11.99	$ 11.84	$ 11.16	$ 11.59	$ 11.60	$ 11.55
Total Return(d)	2 .82%(e)	10 .06%	(0 .06)%	4.14%	4 .15%	0 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 207,051	$ 135,394	$ 36,725	$ 36,639	$ 32,081	$ 36,287
Ratio of Expenses to Average Net Assets	0 .72%(f)	0 .83%	0 .95%	0.95%	0 .95%	0 .81%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	0 .97%	0 .95%	0 .93%
Ratio of Net Investment Income to Average Net Assets	3 .10%(f)	3 .54%	3 .67%	4.11%	3 .54%	3 .36%
Portfolio Turnover Rate	22 .8%(f)	40 .8%	64 .5%	29.4%	14 .0%	13 .0%

	2010(a)	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(b)
Class C shares
Net Asset Value, Beginning of Period	$ 11 .85	$ 11 .17	$ 11 .60	$ 11 .60	$ 11 .55	$ 11 .90
Income from Investment Operations:
Net Investment Income (Loss)	0 .13(c)	0.30(c)	0.34(c)	0 .21(c)	0.35	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0 .15	0 .71	(0 .42)	0 .13	0 .05	(0 .35)
Total From Investment Operations	0 .28	1.01	(0 .08)	0.34	0 .40	(0 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .33)	(0 .35)	(0 .34)	(0 .35)	(0 .30)
Total Dividends and Distributions	(0 .13)	(0 .33)	(0 .35)	(0 .34)	(0 .35)	(0 .30)
Net Asset Value, End of Period	$ 12.00	$ 11.85	$ 11.17	$ 11 .60	$ 11 .60	$ 11.55
Total Return(d)	2 .37%(e)	9 .18%	(0 .78)%	3.47%	3 .39%	(0 .26)%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 63,734	$ 42,128	$ 4,892	$ 4,952	$ 6,980	$ 13,477
Ratio of Expenses to Average Net Assets	1 .59%(f)	1 .67%	1 .67%	1.68%	1 .68%	1 .56%
Ratio of Gross Expenses to Average Net Assets(g)	–	–	–	2 .10%	1 .68%	1 .65%
Ratio of Net Investment Income to Average Net Assets	2 .23%(f)	2 .58%	2 .95%	3.38%	2 .81%	2 .61%
Portfolio Turnover Rate	22 .8%(f)	40 .8%	64 .5%	29.4%	14 .0%	13 .0%

(a) Six months ended April 30, 2010.

(b) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10.47	$ 10 .36	$ 17 .95	$ 17.30	$ 15.93	$ 15.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .02)	–	(0 .02)	(0.05)	(0 .02)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .76	0 .11	(6 .14)	2.10	2 .33	0 .25
Total From Investment Operations	2 .74	0.11	(6 .16)	2.05	2 .31	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	(1.40)	(0 .94)	–
Total Dividends and Distributions	–	–	(1 .43)	(1.40)	(0 .94)	–
Net Asset Value, End of Period	$ 13.21	$ 10.47	$ 10.36	$ 17.95	$ 17.30	$ 15.93
Total Return(d)	26 .17%(e)	1 .06%	(36 .97)%	12.48%	14 .97%	1 .53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,450	$ 61,823	$ 66,286	$ 118,157	$ 109,783	$ 97,133
Ratio of Expenses to Average Net Assets	1 .55%(f)	1 .65%	1 .46%	1.43%	1 .40%	1 .37%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .39)%(f)	(0 .01)%	(0 .11)%	(0 .28)%	(0 .15)%	(0 .27)%(f)
Portfolio Turnover Rate	69 .0%(f)	89 .5%	55 .6%	60.9%	103 .0%	137.4%(f),(g)

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10.04	$ 10.05	$ 17 .60	$ 17.12	$ 15.89	$ 15.69
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .09)	(0 .10)	(0 .13)	(0.19)	(0 .14)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .64	0 .09	(5 .99)	2.07	2 .31	0 .26
Total From Investment Operations	2 .55	(0 .01)	(6 .12)	1.88	2 .17	0.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	(1.40)	(0 .94)	–
Total Dividends and Distributions	–	–	(1 .43)	(1 .40)	(0 .94)	–
Net Asset Value, End of Period	$ 12.59	$ 10.04	$ 10.05	$ 17.60	$ 17.12	$ 15.89
Total Return(d)	25 .40%(e)	(0 .10)%	(37 .52)%	11.55%	14 .09%	1 .27%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,484	$ 7,037	$ 10,021	$ 22,058	$ 24,476	$ 25,241
Ratio of Expenses to Average Net Assets	2 .75%(f)	2 .78%	2 .33%	2.26%	2 .11%	2 .22%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .59)%(f)	(1 .15)%	(0 .97)%	(1 .11)%	(0 .85)%	(1 .13)%(f)
Portfolio Turnover Rate	69 .0%(f)	89 .5%	55 .6%	60.9%	103 .0%	137.4%(f),(g)

	2010(a)	2009	2008	2007(h)
SMALLCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10.27	$ 10.22	$ 17 .85	$ 16.60
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .05)	(0 .12)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	2 .71	0 .10	(6 .08)	1 .39
Total From Investment Operations	2 .65	0.05	(6 .20)	1.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .43)	–
Total Dividends and Distributions	–	–	(1 .43)	–
Net Asset Value, End of Period	$ 12.92	$ 10.27	$ 10.22	$ 17.85
Total Return(d)	25 .80%(e)	0 .49%	(37 .44)%	7.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,228	$ 940	$ 836	$ 1,573
Ratio of Expenses to Average Net Assets(i)	2 .20%(f)	2 .20%	2 .20%	2.20%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .04)%(f)	(0 .56)%	(0 .85)%	(1.04)%(f)
Portfolio Turnover Rate	69 .0%(f)	89 .5%	55 .6%	60.9%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

(i) Reflects Manager's contractual expense limit.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007(b)
SMALLCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 5.77	$ 5 .43	$ 10 .18	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	(0 .06)	(0 .07)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .47	0 .40	(4 .10)	1.35
Total From Investment Operations	1 .43	0.34	(4 .17)	1.31
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	–
Total Dividends and Distributions	–	–	(0 .58)	–
Net Asset Value, End of Period	$ 7.20	$ 5.77	$ 5.43	$ 10.18
Total Return(d)	24 .78%(e)	6 .26%	(43 .33)%	14.77%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 34,760	$ 28,743	$ 29,467	$ 115,046
Ratio of Expenses to Average Net Assets	1 .72%(f)	1 .82%	1 .51%(g)	1.19%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .38)%(f)	(1 .16)%	(0 .80)%	(0.59)%(f)
Portfolio Turnover Rate	71 .8%(f)	96 .8%	62 .9%	70.0%(f),(h)

	2010(a)	2009	2008	2007(b)
SMALLCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$ 5.62	$ 5 .32	$ 10 .07	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .07)	(0 .09)	(0 .15)	(0 .15)
Net Realized and Unrealized Gain (Loss) on Investments	1 .42	0 .39	(4 .02)	1 .35
Total From Investment Operations	1 .35	0.30	(4 .17)	1.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	–
Total Dividends and Distributions	–	–	(0 .58)	–
Net Asset Value, End of Period	$ 6.97	$ 5.62	$ 5.32	$ 10.07
Total Return(d)	24 .02%(e)	5 .64%	(43 .82)%	13.53%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,525	$ 2,337	$ 2,931	$ 7,549
Ratio of Expenses to Average Net Assets	2 .57%(f),(g)	2 .57%(g)	2 .57%(g)	2 .54%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(2 .23)%(f)	(1 .91)%	(1 .90)%	(1.94)%(f)
Portfolio Turnover Rate	71 .8%(f)	96 .8%	62 .9%	70 .0%(f),(h)

	2010(a)	2009	2008	2007(b)
SMALLCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 5.68	$ 5 .36	$ 10 .10	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .08)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	0 .40	(4 .04)	1 .35
Total From Investment Operations	1 .38	0.32	(4 .16)	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .58)	–
Total Dividends and Distributions	–	–	(0 .58)	–
Net Asset Value, End of Period	$ 7.06	$ 5.68	$ 5.36	$ 10.10
Total Return(d)	24 .30%(e)	5 .97%	(43 .58)%	13.87%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,689	$ 1,427	$ 1,184	$ 1,730
Ratio of Expenses to Average Net Assets	2 .21%(f),(g)	2 .21%(g)	2 .21%(g)	2 .21%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .87)%(f)	(1 .54)%	(1 .55)%	(1.60)%(f)
Portfolio Turnover Rate	71 .8%(f)	96 .8%	62 .9%	70 .0%(f),(h)

(a) Six months ended April 30, 2010.

(b) Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

(c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 5.80	$ 5.47	$ 10 .16	$ 9 .42	$ 8 .85	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	(0 .06)	(0 .12)	(0 .14)	(0 .15)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .53	0 .39	(4 .03)	1 .58	1 .20	0 .18
Total From Investment Operations	1 .49	0.33	(4 .15)	1.44	1 .05	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	–
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	–
Net Asset Value, End of Period	$ 7.29	$ 5.80	$ 5.47	$ 10 .16	$ 9 .42	$ 8.85
Total Return(d)	25 .69%(e)	6 .03%	(42 .88)%	16.21%	12 .12%	1 .49%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 14,662	$ 11,609	$ 10,302	$ 19,434	$ 16,263	$ 13,137
Ratio of Expenses to Average Net Assets	1 .43%(f),(g)	1 .44%(g)	1 .95%(g)	1 .95%(g)	1 .95%(g)	1 .95%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .09)%(f)	(1 .08)%	(1 .54)%	(1 .50)%	(1 .57)%	(1 .68)%(f)
Portfolio Turnover Rate	81 .3%(f)	131 .8%	78 .0%	62.9%	80 .7%	53.4%(f),(h)

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period	$ 5.60	$ 5 .33	$ 9 .97	$ 9 .33	$ 8 .83	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .09)	(0 .18)	(0 .21)	(0 .21)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	1 .47	0 .36	(3 .92)	1 .55	1 .19	0 .19
Total From Investment Operations	1 .41	0.27	(4 .10)	1 .34	0 .98	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	(0 .70)	(0 .48)	–
Total Dividends and Distributions	–	–	(0 .54)	(0 .70)	(0 .48)	–
Net Asset Value, End of Period	$ 7.01	$ 5.60	$ 5.33	$ 9 .97	$ 9 .33	$ 8.83
Total Return(d)	25 .18%(e)	5 .07%	(43 .22)%	15.24%	11 .31%	1 .26%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,076	$ 3,049	$ 3,699	$ 7,842	$ 7,413	$ 6,720
Ratio of Expenses to Average Net Assets	2 .18%(f),(g)	2 .19%(g)	2 .70%(g)	2.70%(g)	2 .70%(g)	2 .70%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .84)%(f)	(1 .83)%	(2 .29)%	(2 .24)%	(2 .32)%	(2 .43)%(f)
Portfolio Turnover Rate	81 .3%(f)	131 .8%	78 .0%	62.9%	80 .7%	53.4%(f),(h)

	2010(a)	2009	2008	2007(i)
SMALLCAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 5.70	$ 5 .40	$ 10 .10	$ 9.04
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .06)	(0 .10)	(0 .18)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	1 .50	0 .40	(3 .98)	1 .23
Total From Investment Operations	1 .44	0.30	(4 .16)	1.06
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(0 .54)	–
Total Dividends and Distributions	–	–	(0 .54)	–
Redemption fees	0 .01	–	–	–
Net Asset Value, End of Period	$ 7.15	$ 5.70	$ 5.40	$ 10.10
Total Return(d)	25 .44%(e)	5 .56%	(43 .25)%	11.73%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 923	$ 759	$ 339	$ 502
Ratio of Expenses to Average Net Assets	2 .18%(f),(g)	2 .19%(g)	2 .70%(g)	2 .70%(f),(g)
Ratio of Net Investment Income to Average Net Assets	(1 .84)%(f)	(1 .85)%	(2 .29)%	(2.28)%(f)
Portfolio Turnover Rate	81 .3%(f)	131 .8%	78 .0%	62.9%(f)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$ 11 .61	$ 12 .30	$ 18 .82	$ 19 .21	$ 17.49	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(c)	0 .02	0 .06	0 .05	0 .06	0 .01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	2 .90	(0 .73)	(5 .16)	0 .44	2 .99	0 .52
Total From Investment Operations	2 .92	(0 .67)	(5 .11)	0.50	3 .00	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .02)	(0 .08)	–	–	–
Distributions from Realized Gains	–	–	(1 .33)	(0 .89)	(1 .28)	–
Total Dividends and Distributions	(0 .05)	(0 .02)	(1 .41)	(0 .89)	(1 .28)	–
Net Asset Value, End of Period	$ 14.48	$ 11.61	$ 12.30	$ 18 .82	$ 19.21	$ 17.49
Total Return(d)	25.22%(e)	(5 .46)%	(29 .06)%	2.55%	18 .03%	3 .00%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,974	$ 13,392	$ 14,995	$ 23,033	$ 8,839	$ 1,302
Ratio of Expenses to Average Net Assets(f)	1 .35%(g)	1 .35%	1 .35%	1.36%	1 .49%	1 .70%(g)
Ratio of Net Investment Income to Average Net Assets	0 .29%(g)	0 .57%	0 .33%	0.34%	0 .07%	(0 .18)%(g)
Portfolio Turnover Rate	79 .0%(g)	97 .2%	101 .9%	112 .8%(h)	97 .9%	133 .7%(g)

	2010(a)	2009	2008	2007	2006	2005(b)
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$ 11.31	$ 12 .08	$ 18 .59	$ 19 .14	$ 17 .55	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .04)	(0 .04)	(0 .09)	(0.11)	(0 .13)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	2 .83	(0 .73)	(5 .09)	0.45	3 .00	0 .62
Total From Investment Operations	2 .79	(0 .77)	(5 .18)	0.34	2 .87	0.57
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .33)	(0.89)	(1 .28)	–
Total Dividends and Distributions	–	–	(1 .33)	(0 .89)	(1 .28)	–
Net Asset Value, End of Period	$ 14.10	$ 11.31	$ 12.08	$ 18 .59	$ 19 .14	$ 17.55
Total Return(d)	24 .67%(e)	(6 .37)%	(29 .76)%	1.68%	17 .18%	3 .36%(e),(i)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,086	$ 2,676	$ 2,789	$ 4,545	$ 1,612	$ 439
Ratio of Expenses to Average Net Assets(f)	2 .29%(g)	2 .29%	2 .29%	2.27%	2 .24%	2 .45%(g)
Ratio of Net Investment Income to Average Net Assets	(0 .65)%(g)	(0 .37)%	(0 .60)%	(0 .58)%	(0 .70)%	(0 .82)%(g)
Portfolio Turnover Rate	79 .0%(g)	97 .2%	101 .9%	112 .8%(h)	97 .9%	133 .7%(g)

	2010(a)	2009	2008	2007(j)
SMALLCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$ 11.45	$ 12.21	$ 18 .72	$ 18.93
Income from Investment Operations:
Net Investment Income (Loss)(c)	(0 .03)	(0 .01)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .87	(0 .75)	(5 .12)	(0 .15)
Total From Investment Operations	2 .84	(0 .76)	(5 .18)	(0.21)
Less Dividends and Distributions:
Distributions from Realized Gains	–	–	(1 .33)	–
Total Dividends and Distributions	–	–	(1 .33)	–
Net Asset Value, End of Period	$ 14.29	$ 11.45	$ 12.21	$ 18.72
Total Return(d)	24 .80%(e)	(6 .22)%	(29 .54)%	(1.11)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,682	$ 3,048	$ 3,481	$ 4,496
Ratio of Expenses to Average Net Assets(f)	2 .08%(g)	2 .08%	2 .08%	2.09%(g)
Ratio of Net Investment Income to Average Net Assets	(0 .44)%(g)	(0 .13)%	(0 .41)%	(0.42)%(g)
Portfolio Turnover Rate	79 .0%(g)	97 .2%	101 .9%	112.8%(g),(h)

(a) Six months ended April 30, 2010.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005. (c) Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge. (e) Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit. (g) Computed on an annualized basis.

(h) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(i) During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(j) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.

See accompanying notes.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2010(a)	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.98	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .17(b)	0.35(b)	0.34(b)	0 .33(b)	0.33	0.33
Net Realized and Unrealized Gain (Loss) on Investments	0 .12	0 .66	(1 .10)	(0 .25)	0 .15	(0 .16)
Total From Investment Operations	0 .29	1.01	(0 .76)	0.08	0 .48	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .34)	(0 .34)	(0 .35)	(0 .33)	(0 .33)
Distributions from Realized Gains	–	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .17)	(0 .34)	(0 .34)	(0.37)	(0 .48)	(0 .42)
Net Asset Value, End of Period	$ 7.10	$ 6.98	$ 6.31	$ 7.41	$ 7.70	$ 7.70
Total Return(c)	4 .24%(d)	16 .51%	(10 .57)%	0.72%	6 .42%	2 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 244,238	$ 244,298	$ 220,771	$ 282,685	$ 165,325	$ 175,146
Ratio of Expenses to Average Net Assets	0 .88%(e)	0 .87%	1 .00%	1.09%	1 .15%	1 .00%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	0 .81%(e)	0 .79%	0 .76%	0.77%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	0 .90%(e)	0 .92%	1 .07%	1.15%	1 .15%	1 .00%
Ratio of Net Investment Income to Average Net Assets	5 .02%(e)	5 .32%	4 .85%	4.37%	4 .32%	4 .22%
Portfolio Turnover Rate	30 .5%(e)	75 .8%	65 .3%	51.0%	25 .0%	28 .0%

	2010(a)	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 6 .98	$ 6 .31	$ 7 .41	$ 7 .70	$ 7 .70	$ 7 .95
Income from Investment Operations:
Net Investment Income (Loss)	0 .15(b)	0.31(b)	0.32(b)	0 .29(b)	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	0 .66	(1 .10)	(0 .25)	0 .15	(0 .16)
Total From Investment Operations	0 .26	0.97	(0 .78)	0.04	0 .42	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .30)	(0 .32)	(0 .31)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .14)	(0 .30)	(0 .32)	(0 .33)	(0 .42)	(0 .36)
Net Asset Value, End of Period	$ 7.10	$ 6.98	$ 6.31	$ 7 .41	$ 7 .70	$ 7.70
Total Return(c)	3 .83%(d)	15 .71%	(10 .94)%	0.24%	5 .63%	1 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,394	$ 9,561	$ 11,837	$ 19,941	$ 22,881	$ 30,073
Ratio of Expenses to Average Net Assets	1 .67%(e)	1 .55%	1 .39%	1.54%	1 .91%	1 .75%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1 .60%(e)	1 .47%	1 .15%	1.24%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1 .96%(e)	1 .90%	1 .96%	1.98%	1 .91%	1 .75%
Ratio of Net Investment Income to Average Net Assets	4 .23%(e)	4 .65%	4 .44%	3.90%	3 .56%	3 .47%
Portfolio Turnover Rate	30 .5%(e)	75 .8%	65 .3%	51.0%	25 .0%	28 .0%

	2010(a)	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6 .99	$ 6 .31	$ 7 .42	$ 7 .70	$ 7 .70	$ 7 .95
Income from Investment Operations:
Net Investment Income (Loss)	0 .15(b)	0.29(b)	0.28(b)	0 .26(b)	0.27	0.27
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	0 .68	(1 .11)	(0 .24)	0 .15	(0 .16)
Total From Investment Operations	0 .26	0.97	(0 .83)	0.02	0 .42	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .29)	(0 .28)	(0 .28)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .14)	(0 .29)	(0 .28)	(0 .30)	(0 .42)	(0 .36)
Net Asset Value, End of Period	$ 7.11	$ 6.99	$ 6.31	$ 7 .42	$ 7 .70	$ 7.70
Total Return(c)	3 .82%(d)	15 .68%	(11 .52)%	(0 .01)%	5 .60%	1 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,332	$ 6,728	$ 3,672	$ 2,931	$ 2,547	$ 2,360
Ratio of Expenses to Average Net Assets	1 .67%(e)	1 .73%	1 .89%	1.94%	1 .93%	1 .76%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(f)	1 .60%(e)	1 .65%	1 .65%	1.65%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1 .96%(e)	2 .17%	2 .50%	2.74%	1 .93%	1 .76%
Ratio of Net Investment Income to Average Net Assets	4 .23%(e)	4 .42%	3 .99%	3.50%	3 .54%	3 .46%
Portfolio Turnover Rate	30 .5%(e)	75 .8%	65 .3%	51.0%	25 .0%	28 .0%

(a)	Six months ended April 30, 2010.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(g)	Excludes expense reimbursement from Manager and/or custodian.

See accompanying notes.

292

SHAREHOLDER EXPENSE EXAMPLE PRINCIPAL FUNDS,INC. April 30, 2010 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 to April 30, 2010), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2009 to April	November 1,	Account Value	2009 to April	Expense
	2009	April 30, 2010	30, 2010(a)	2009	April 30, 2010	30, 2010(a)	Ratio
Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,065.29	$4.81	$1,000.00	$1,020.13	$4.71	0.94%
Class B	1,000.00	1,062.77	8.18	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,061.02	8.94	1,000.00	1,016.12	8.75	1.75
California Municipal Fund
Class A	1,000.00	1,041.93	4.51	1,000.00	1,020.38	4.46	0.89
Class B	1,000.00	1,037.50	8.84	1,000.00	1,016.12	8.75	1.75
Class C	1,000.00	1,037.16	9.09	1,000.00	1,015.87	9.00	1.80
California Municipal Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,041.90	4.15	1,000.00	1,020.68	4.12	0.82
Class B	1,000.00	1,037.50	8.49	1,000.00	1,016.36	8.43	1.68
Class C	1,000.00	1,037.20	8.74	1,000.00	1,016.11	8.69	1.73
Disciplined LargeCap Blend Fund
Class A	1,000.00	1,142.91	6.22	1,000.00	1,018.99	5.86	1.17
Class B	1,000.00	1,134.50	13.02	1,000.00	1,012.60	12.28	2.46
Class C	1,000.00	1,139.21	9.65	1,000.00	1,015.77	9.10	1.82
Diversified International Fund
Class A	1,000.00	1,059.63	7.86	1,000.00	1,017.16	7.70	1.54
Class B	1,000.00	1,053.54	13.70	1,000.00	1,011.46	13.42	2.69
Class C	1,000.00	1,055.91	10.60	1,000.00	1,014.48	10.39	2.08
Equity Income Fund
Class A	1,000.00	1,147.48	5.32	1,000.00	1,019.84	5.01	1.00
Class B	1,000.00	1,141.18	10.35	1,000.00	1,015.12	9.74	1.95
Class C	1,000.00	1,143.08	9.25	1,000.00	1,016.17	8.70	1.74
Global Diversified Income Fund
Class A	1,000.00	1,127.02	5.91	1,000.00	1,019.24	5.61	1.12
Class C	1,000.00	1,123.52	10.16	1,000.00	1,015.22	9.64	1.93

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2009 to April	November 1,	Account Value	2009 to April	Expense
	2009	April 30, 2010	30, 2010(a)	2009	April 30, 2010	30, 2010(a)	Ratio
Global Real Estate Securities Fund
Class A	$1,000.00	$1,142.82	$7.70	$1,000.00	$1,017.60	$7.25	1.45%
Class C	1,000.00	1,137.64	11.66	1,000.00	1,013.88	10.99	2.20
Government & High Quality
Bond Fund
Class A	1,000.00	1,029.18	4.18	1,000.00	1,020.68	4.16	0.83
Class B	1,000.00	1,024.10	8.28	1,000.00	1,016.61	8.25	1.65
Class C	1,000.00	1,025.10	8.18	1,000.00	1,016.71	8.15	1.63
High Yield Fund
Class A	1,000.00	1,101.08	4.79	1,000.00	1,020.23	4.61	0.92
Class B	1,000.00	1,096.23	8.89	1,000.00	1,016.31	8.55	1.71
Class C	1,000.00	1,096.48	8.52	1,000.00	1,016.66	8.20	1.64
Income Fund
Class A	1,000.00	1,045.17	4.56	1,000.00	1,020.33	4.51	0.90
Class B	1,000.00	1,041.93	8.51	1,000.00	1,016.46	8.40	1.68
Class C	1,000.00	1,040.99	8.40	1,000.00	1,016.56	8.30	1.66
Inflation Protection Fund
Class A	1,000.00	1,037.29	4.55	1,000.00	1,020.33	4.51	0.90
Class C	1,000.00	1,033.74	8.32	1,000.00	1,016.61	8.25	1.65
International Emerging Markets Fund
Class A	1,000.00	1,129.04	9.66	1,000.00	1,015.72	9.15	1.83
Class B	1,000.00	1,123.44	15.06	1,000.00	1,010.61	14.26	2.86
Class C	1,000.00	1,124.26	14.43	1,000.00	1,011.21	13.66	2.74
International Growth Fund
Class A	1,000.00	1,062.17	8.18	1,000.00	1,016.86	8.00	1.60
Class C	1,000.00	1,057.66	11.99	1,000.00	1,013.14	11.73	2.35
LargeCap Blend Fund I
Class A	1,000.00	1,153.35	6.78	1,000.00	1,018.50	6.36	1.27
Class B	1,000.00	1,144.16	14.89	1,000.00	1,010.91	13.96	2.80
Class C	1,000.00	1,149.04	10.07	1,000.00	1,015.42	9.44	1.89
LargeCap Blend Fund II
Class A	1,000.00	1,154.07	7.74	1,000.00	1,017.60	7.25	1.45
Class B	1,000.00	1,148.34	12.73	1,000.00	1,012.94	11.93	2.39
Class C	1,000.00	1,150.57	11.62	1,000.00	1,013.98	10.89	2.18
LargeCap Growth Fund
Class A	1,000.00	1,183.71	7.47	1,000.00	1,017.95	6.90	1.38
Class B	1,000.00	1,175.79	13.38	1,000.00	1,012.50	12.37	2.48
Class C	1,000.00	1,177.81	11.29	1,000.00	1,014.43	10.44	2.09
LargeCap Growth Fund I
Class A	1,000.00	1,178.73	8.16	1,000.00	1,017.31	7.55	1.51
Class B	1,000.00	1,171.03	15.18	1,000.00	1,010.81	14.06	2.82
Class C	1,000.00	1,174.56	11.75	1,000.00	1,013.98	10.89	2.18
LargeCap Growth Fund II
Class A	1,000.00	1,136.64	8.95	1,000.00	1,016.41	8.45	1.69
Class C	1,000.00	1,132.10	12.90	1,000.00	1,012.69	12.18	2.44
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,153.02	3.74	1,000.00	1,021.32	3.51	0.70
Class C	1,000.00	1,149.22	6.93	1,000.00	1,018.35	6.51	1.30
LargeCap Value Fund
Class A	1,000.00	1,162.71	5.68	1,000.00	1,019.54	5.31	1.06
Class B	1,000.00	1,155.54	12.83	1,000.00	1,012.89	11.98	2.40
Class C	1,000.00	1,159.98	9.10	1,000.00	1,016.36	8.50	1.70
LargeCap Value Fund III
Class A	1,000.00	1,160.85	6.11	1,000.00	1,019.14	5.71	1.14
Class B	1,000.00	1,157.23	10.11	1,000.00	1,015.42	9.44	1.89
Class C	1,000.00	1,157.30	10.11	1,000.00	1,015.42	9.44	1.89
MidCap Blend Fund
Class A	1,000.00	1,209.92	6.30	1,000.00	1,019.09	5.76	1.15
Class B	1,000.00	1,204.10	11.64	1,000.00	1,014.23	10.64	2.13
Class C	1,000.00	1,205.74	10.66	1,000.00	1,015.12	9.74	1.95
MidCap Growth Fund III
Class A	1,000.00	1,240.28	9.61	1,000.00	1,016.22	8.65	1.73
Class B	1,000.00	1,235.29	13.74	1,000.00	1,012.50	12.37	2.48
Class C	1,000.00	1,235.88	13.75	1,000.00	1,012.50	12.37	2.48
MidCap Value Fund I
Class A	1,000.00	1,252.70	7.43	1,000.00	1,018.20	6.66	1.33
Class B	1,000.00	1,248.75	11.60	1,000.00	1,014.48	10.39	2.08
Class C	1,000.00	1,248.65	11.60	1,000.00	1,014.48	10.39	2.08

SHAREHOLDER EXPENSE EXAMPLE
PRINCIPAL FUNDS, INC.
April 30, 2010 (unaudited)

		Actual			Hypothetical
			Expenses Paid			Expenses Paid
	Beginning		During Period	Beginning		During Period
	Account Value	Ending	November 1, Account Value		Ending	November 1,	Annualized
	November 1,	Account Value	2009 to April	November 1,	Account Value	2009 to April	Expense
	2009	April 30, 2010	30, 2010(a)	2009	April 30, 2010	30, 2010(a)	Ratio

Money Market Fund
Class A	$1,000.00	$1,000.00	$1.64	$1,000.00	$1,023.16	$1.66	0.33%
Class B	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
Class C	1,000.00	1,000.00	1.64	1,000.00	1,023.16	1.66	0.33
Preferred Securities Fund
Class A	1,000.00	1,115.66	5.46	1,000.00	1,019.64	5.21	1.04
Class C	1,000.00	1,111.70	9.32	1,000.00	1,015.97	8.90	1.78
Principal Capital Appreciation Fund
Class A	1,000.00	1,164.25	5.53	1,000.00	1,019.69	5.16	1.03
Class B	1,000.00	1,158.31	11.13	1,000.00	1,014.48	10.39	2.08
Class C	1,000.00	1,159.37	10.44	1,000.00	1,015.12	9.74	1.95
Real Estate Securities Fund
Class A	1,000.00	1,326.02	7.73	1,000.00	1,018.15	6.71	1.34
Class B	1,000.00	1,321.62	12.26	1,000.00	1,014.23	10.64	2.13
Class C	1,000.00	1,321.25	11.91	1,000.00	1,014.53	10.34	2.07
Short-Term Bond Fund
Class A	1,000.00	1,035.27	3.89	1,000.00	1,020.98	3.86	0.77
Class C	1,000.00	1,030.45	8.56	1,000.00	1,016.36	8.50	1.70
Short-Term Income Fund
Class A	1,000.00	1,028.19	3.62	1,000.00	1,021.22	3.61	0.72
Class C	1,000.00	1,023.68	7.98	1,000.00	1,016.91	7.95	1.59
SmallCap Blend Fund
Class A	1,000.00	1,261.70	8.69	1,000.00	1,017.11	7.75	1.55
Class B	1,000.00	1,253.98	15.37	1,000.00	1,011.16	13.71	2.75
Class C	1,000.00	1,258.03	12.32	1,000.00	1,013.88	10.99	2.20
SmallCap Growth Fund
Class A	1,000.00	1,247.83	9.59	1,000.00	1,016.27	8.60	1.72
Class B	1,000.00	1,240.21	14.28	1,000.00	1,012.05	12.82	2.57
Class C	1,000.00	1,242.96	12.29	1,000.00	1,013.84	11.04	2.21
SmallCap Growth Fund II
Class A	1,000.00	1,256.90	8.00	1,000.00	1,017.70	7.15	1.43
Class B	1,000.00	1,251.79	12.17	1,000.00	1,013.98	10.89	2.18
Class C	1,000.00	1,254.39	12.19	1,000.00	1,013.98	10.89	2.18
SmallCap Value Fund
Class A	1,000.00	1,252.16	7.54	1,000.00	1,018.10	6.76	1.35
Class B	1,000.00	1,246.68	12.76	1,000.00	1,013.44	11.43	2.29
Class C	1,000.00	1,248.03	11.59	1,000.00	1,014.48	10.39	2.08
Tax-Exempt Bond Fund
Class A	1,000.00	1,042.38	4.46	1,000.00	1,020.43	4.41	0.88
Class B	1,000.00	1,038.27	8.44	1,000.00	1,016.51	8.35	1.67
Class C	1,000.00	1,038.20	8.44	1,000.00	1,016.51	8.35	1.67
Tax-Exempt Bond Fund
(Excluding Interest Expense & Fees)
Class A	1,000.00	1,042.40	4.10	1,000.00	1,020.73	4.07	0.81
Class B	1,000.00	1,038.30	8.09	1,000.00	1,016.76	8.03	1.60
Class C	1,000.00	1,038.20	8.09	1,000.00	1,016.76	8.03	1.60

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	107	Durango Herald, Inc;
Director since 2004			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Kristianne Blake	President, Kristianne Gates Blake,	107	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	Chairman/CEO/President, and	107	None
Director since 2008	Vertical Growth Officer, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	107	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance
Committee
Member, Executive Committee
1940

Mark A. Grimmett	Executive Vice President and CFO,	107	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee
1960

Fritz S. Hirsch	Director, Focus Products Group;	107	None
Director since 2005	formerly President, Sassy, Inc.
Member, Audit Committee
1951

William C. Kimball	Partner, Kimball – Porter Investments	107	Casey’s General Stores,
Director since 1999	L.L.C.		Inc.
Member, Nominating and Governance
Committee
1947

Barbara A. Lukavsky	President and CEO, Barbican	107	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance
Committee
1940

Daniel Pavelich	Retired.	107	Catalytic Inc.; Vaagen
Director since 2007			Bros. Lumber, Inc.
Member, Audit Committee
1944

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management Corporation (the	107	None
Director, Chairman	“Manager”), since 2008; Chairman, Principal Funds
Member, Executive Committee	Distributor, Inc. (“PFD”) and Princor, since 2008; Senior
1952	Vice President, Principal Life, and Principal Financial
Group, since 2008; Director, Principal Shareholder Services
(“PSS”) and Currency Management Committee – London,
since 2008; Director CCI since 2009; Director, Spectrum,
since 2005.

Nora M. Everett	President and Director, the Manager, since 2008; Senior	107	None
Director, President and CEO	Vice President, Retirement & Investor Services, Principal
Member, Executive Committee	Life, since 2008; Senior Vice President & Deputy General
1959	Counsel, Principal Life, 2004-2008; Director, PFD, since
2008; CEO, Princor, since 2009; Director, Princor, PSS,
Edge, Principal Asset Management Co. (Asia) Limited,
since 2008; Chairman, PFA since 2010; Director, Principal
International and Principal International Holding Company,
LLC, since 2006.

William G. Papesh	Retired December 2007. Prior thereto, President and	107	None
Director	Director of Edge Asset Management, Inc.; President and
Member, Operations Committee	CEO of WM Group of Funds 1987-2006.
1943

*Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life; Treasurer, the Manager, PFD,
Treasurer	Princor and Spectrum since 2006; Vice President and Treasurer, Edge and
711 High Street, Des Moines, IA 50392	Principal – REI since 2006; Treasurer, PSS since 2007; Vice President and
1952	Treasurer, Columbus Circle, LLC and PGI since 2007.

Michael J. Beer	Executive Vice President, Chief Operating Officer and Director, the Manager,
Executive Vice President	since 2008; Executive Vice President, PFD since 2006. President and Director,
711 High Street, Des Moines, IA 50392	Princor, since 2006; Vice President/Mutual Funds and Broker Dealer, Principal
1961	Life, since 2001; President and Director, PSS since 2007.

Randy L. Bergstrom	Counsel, Principal Life; Counsel, PGI, since 2006.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1955

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance, Principal Life; Senior Vice
Chief Compliance Officer	President, PFD, the Manager, and Princor since 2006. Senior Vice President,
711 High Street, Des Moines, IA 50392	PSS, since 2007.
1960

Jill R. Brown	President, PFD since 2010; Senior Vice President/Chief Financial Officer,
Senior Vice President	Princor since 2006; Senior Vice President/Chief Financial Officer, PFD, and PSS,
1100 Investment Blvd, ste 200	since 2007. Senior Vice President/Chief Financial Officer, the Manager, since
El Dorado Hills, CA 95762	2008.
1967

Cary Fuchs	Vice President, PSS, since 2008; FVO, WMSS, 2005-2007; prior thereto,
Senior Vice President of Distribution	Divisional Vice President, BFDS.
1100 Investment Blvd, ste 200
El Dorado Hills, CA 95762
1957

Steve Gallaher	Assistant General Counsel, Principal Life and PFD since 2006; Assistant General
Assistant Counsel	Counsel, PMC, PSS, and Princor since 2007; Prior thereto, self-employed writer.
711 High Street Des Moines, IA 50392
1955

Ernie H. Gillum	Chief Compliance Officer, the Manager, since 2004; Vice President, Product
Vice President, Assistant Secretary	Development, the Manager, and Princor, since 2000; Vice President, PSS, since
711 High Street Des Moines, IA 50392	2007.
1955

Patrick A. Kirchner	Counsel, Principal Life; Assistant General Counsel, the Manager, PGI, and
Assistant Counsel	Princor since 2008.
711 High Street, Des Moines, IA 50392
1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003.
Assistant Tax Counsel
711 High Street, Des Moines, IA 50392
1962

Jennifer A. Mills	Attorney, Principal Life since 2008; Counsel, Princor, PSS, the Manager, and
Assistant Counsel	PFD, since 2009; Registered Product Analyst, Principal Funds, 2007-2008,
711 High Street, Des Moines, IA 50392	Registered Product Development Consultant, Princor 2006-2007; and prior
1973	thereto, Judicial Law Clerk, Iowa Supreme Court.

Layne A. Rasmussen	Vice President and Controller – Mutual Funds, the Manager.
Vice President, Controller, and CFO
711 High Street, Des Moines, IA 50392
1958

Michael D. Roughton	Vice President and Associate General Counsel, Principal Life and Principal
Counsel	Financial Group, since 2001; Counsel, PGI, since 2001; Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, the Manager, and Princor, since 2001. Senior Vice President and
1951	Counsel, PFD, since 2007.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Adam U. Shaikh	Counsel, Principal Life and PFD, since 2006. Prior thereto, practicing attorney;
Assistant Counsel	Counsel, the Manager, since 2007.
711 High Street, Des Moines, IA 50392
1972

Dan Westholm	Director Treasury, Principal Life, the Manger, and Princor.
Assistant Treasurer
711 High Street, Des Moines, IA 50392
1966

Beth Wilson	Vice President, Principal, since 2007. Prior thereto, Segment Business Manager
Vice President and Secretary	for Pella Corporation.
711 High Street, Des Moines, IA 50392
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.

The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.

Additional information about the Fund is available in the Prospectuses dated March 1, 2010 and the Statement of Additional Information dated March 1, 2010. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852, at the Principal Funds website at www.principal.com, or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) Sub-advisory agreements with Credit Suisse Asset Management, LLC (“Credit Suisse”) and Jennison Associates LLC (“Jennison”) and amended Sub-advisory agreements with BlackRock, Inc. (“BlackRock”), Tortoise Capital Advisors, LLC (“Tortoise”) and Principal Real Estate Investors, LLC (“Principal REI”) related to the Diversified Real Asset Fund; (2) an Amended Management Agreement with Principal Management Corporation (“PMC” or the Manager”) related to the Diversified Real Asset Fund; (3) a Sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder, Inc.”) and a Sub-Sub-advisory agreement with Schroder Investment Management North America Limited (“Schroder Limited”) related to the International Fund I; (4) amended Sub-advisory agreements with AllianceBernstein, LP (“AllianceBernstein”), American Century Investment Management, Inc. (“American Century”), AXA Rosenberg Investment Management LLC (“AXA Rosenberg”), BlackRock, Causeway Capital Management LLC (“Causeway”), Columbus Circle Investors (“Columbus Circle”), Dimensional Fund Advisors, Inc. (“Dimensional”), Emerald Advisers, Inc. (“Emerald”), Essex Investment Management Company, LLC (“Essex”), Goldman Sachs Asset Management, L.P. (“Goldman Sachs”), Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), J.P. Morgan Investment Management (“J.P. Morgan”), Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), Mellon Capital Management Corporation (“Mellon Capital”), Pyramis Global Advisors, LLC (“Pyramis”), T. Rowe Price Associates (“T. Rowe”), Turner Investment Partners, Inc. (“Turner”), UBS Global Asset Management (Americas) Inc. (“UBS”), Vaughan Nelson Investment Management, LP (“Vaughan Nelson”), and Westwood Management Corporation (“Westwood”) related to certain funds of PFI; (5) an Interim Sub-advisory agreement and Sub-advisory agreement with American Century related to the LargeCap Growth Fund II; (6) a Sub-advisory agreement with Invesco Advisers, Inc. (“Invesco”) related to the Tax Exempt Bond Fund and California Municipal Fund; and (7) a Sub-advisory agreement with Montag & Caldwell. LLC (“Montag”) related to the LargeCap Growth Fund II.

Amended Management Agreement and Sub-advisory Agreements with Credit Suisse, Jennison, BlackRock, Tortoise, and Principal REI.

On December 13, 2009, the Board considered whether to approve (1) an Amended Management Agreement (“Management Agreement”) between PFI and the Manager and (2) Sub-advisory agreements between the Manager and each of BlackRock, Credit Suisse, Jennison, Tortoise, and Principal REI (each a “Subadviser”) related to the Diversified Real Asset Fund (the “Fund”). The Management Agreement and the Sub-advisory agreements are together referred to as the “Advisory Agreements.”

The Board considered the nature, quality and extent of services to be provided under the Management Agreement, including administrative services. The Board noted that in September 2009, in connection with the renewal of Management Agreement for the other PFI Funds, the Board had: (1) reviewed the services provided by the Manager to the other PFI Funds under the Management Agreement; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the Management Agreement for the existing funds; (3) considered the program developed by the Manager for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager and the level of compliance attained by the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services the Manager is expected to provide to the Fund under the Management Agreement are satisfactory.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the reputation, qualifications and background of the Subadvisers, investment approaches of the Subadvisers, the experience and skills of the Subadvisers’ investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadvisers for the Fund based upon that program.

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical performance of a composite portfolio for each Subadviser with an investment strategy similar to the portfolio strategy that each Subadviser has been proposed to manage, as compared to a Morningstar peer group, where available, and to each strategy’s relevant benchmark index. The Board noted that as of September 30, 2009, each Subadviser had outperformed the relevant benchmark index over the last one, three and five (where available) year periods. The Board also reviewed the hypothetical three-year performance for a total Fund composite (using the Subadvisers’ actual returns), as compared to a composite constructed using the proposed portfolios’ underlying index returns. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

The Board considered the Fund’s management and subadvisory fees. With respect to the subadvisory fees proposed to be paid to BlackRock, Credit Suisse, Jennison and Tortoise, the Board considered that the subadvisory fee rates were negotiated at arm’s length between the Manager and these Subadvisers. The Board also noted that each Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other clients with comparable mandates. With respect to the proposed management fee, the Board evaluated the proposed fee in comparison to the fees proposed to be paid to the Subadvisers. The Board also received information from the Manager, comparing the proposed expense ratio for the Fund to a custom peer group selected by the Manager and reviewed by the Board. Because of the unique nature of this Fund, the Board concluded that this data was more relevant than the data provided by the Manager from Lipper Analytical Services (“Lipper”), comparing the proposed management fee to advisory fees of a category of mutual funds identified by Lipper as a potential basis for comparison. The Board considered whether there are economies of scale with respect to the management and subadvisory services to be provided to the Fund under the Advisory Agreements. The Board noted that the proposed management fee schedule includes breakpoints and that all but one of the subadvisory fee schedules include breakpoints, and concluded that the fee schedules reflect an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

As the Fund is a newly created series, the Board did not review information about the profitability of the Advisory Agreements to the Manager or Subadvisers. The Board noted that, at least for the first year of operations, the profitability of the Fund to the Manager was expected to be negative due to start-up costs and fee waivers, based upon forecasted asset levels.

The Board also considered the character and amount of other incidental benefits to be received by the Manager and Subadvisers. The Board noted that they had previously reviewed Principal REI’s soft dollar policies and procedures in connection with the retention of Principal REI to subadvise other PFI Funds, that BlackRock, Credit Suisse and Tortoise will not use soft dollars and that the Manager reported that Jennison’s policy is to use soft dollars within the Section 28(e) safe harbor. Therefore, the Board concluded that, taking into account these potential benefits, the management and subadvisory fees were reasonable.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements was in the best interests of the Fund.

Sub-advisory Agreement with Schroder, Inc. and Sub-Sub-advisory Agreement with Schroder Limited.

On December 13, 2009, the Board considered whether to approve a Sub-advisory agreement between the Manager and Schroder Inc. and a Sub-Sub-advisory agreement (the Sub-Sub-advisory Agreement and, together with the Sub-advisory Agreement, the “Agreements”) among the Manager, Schroder Inc. and Schroder Limited (together with Schroder, Inc., the “Subadviser”) related to the International Fund I (the “Fund”).

The Board considered the nature, quality and extent of services expected to be provided under the Agreements. The Board considered the reputation, qualifications and background of the Subadviser, investment approach of the Subadviser, the experience and skills of the Subadviser’s investment personnel who would be responsible for the day-to-day management of the series, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the Fund and that the Manager recommended the Subadviser for the Fund based upon that due diligence program.

The Board reviewed historical composite performance of the Subadviser as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of September 30, 2009, the Subadviser’s composite performance outperformed the relevant benchmark index over the last one, three and five year periods. The Board also reviewed an analysis of the impact the Subadviser’s performance would have had on the Fund’s risk-adjusted excess returns over three and five year periods ended September 30, 2009. The Board concluded, based on this information, that investment performance was expected to be satisfactory.

With respect to the fees proposed to be paid to the Subadviser, the Board considered that the subadvisory fee rate was negotiated at arm’s length between the Manager and the Subadviser. The Board also compared the proposed fee schedule to that of the existing subadviser for the Fund. The Board noted that the Subadviser represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients with the same mandate. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the proposed Agreements. The Board noted the breakpoints included in the fee schedule and concluded that it reflects an appropriate recognition of economies of scale at currently anticipated asset levels. On the basis of the information provided, the Board concluded that the proposed fees were reasonable.

The Board determined that it need not review estimated levels of profits to the Subadviser because, as the Board noted, the Manager will compensate the Subadviser from its own management fees, the Manager had negotiated the Agreements at arm’s-length and the proposed fee is represented to be competitive.

The Board also considered the character and amount of other incidental benefits to be received by the Subadvisor. The Board noted the Manager’s representation that the Subadviser has a policy to use soft dollars within the Section 28(e) safe harbor.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements are fair and reasonable and that approval of the Agreements were in the best interests of the Fund.

Sub-advisory Agreements with Invesco, Montag, and American Century.

On March 7, 2010, the Board considered whether to approve the following subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and: (1) Invesco related to the Tax-Exempt Bond Fund and the California Municipal Bond Fund (the “Bond Funds”); (2) Montag related to the LargeCap Growth Fund II (the “LargeCap Fund” and, together with the Bond Funds, the “Funds”); and (3) American Century related to the LargeCap Fund. American Century, Invesco and Montag are referred to collectively herein as the “Subadvisers.”

The Sub-advisory Agreements were considered in connection with changes in control involving each of the Subadvisers. With respect to American Century, the change in control resulted from the appointment of a new trustee for the trust owning a controlling block of voting securities of American Century’s parent company. With respect to Invesco, the pending change in control would result from the sale of a controlling ownership interest in Van Kampen Asset Management, the current subadviser to the Bond Funds, to Invesco’s parent company. With respect to Montag, the pending change in control would result from the purchase by Montag employees of a controlling ownership interest in Montag. Each of these transactions (the “Transactions”) would effect an assignment and thus cause the automatic termination of each of the Sub-advisory Agreements upon the respective effective dates of the Transactions.

The Board noted that on February 25, 2010, the Board approved an interim subadvisory agreement between the Manager and American Century in connection with the American Century Transaction. In addition, in approving the Sub-advisory Agreements, the Board noted that in September 2009, the Board had renewed the current sub-advisory agreements with the Subadvisers and considered the information provided by the Manager and independent legal counsel in connection with that annual review. The Board noted their findings and conclusions from the annual review of the current sub-advisory agreements.

Based upon their review, the Board concluded that it was in the best interests of the Funds to approve the Sub-advisory Agreements. The Board considered the following factors, and made certain findings and conclusions with regard thereto, for the Funds, in approving the Sub-advisory Agreements.

The Board considered the nature, quality and extent of services to be provided under the Sub-advisory Agreements. The Board considered the continuing aspects of the Subadvisers’ operations. The Board noted the Manager’s statement that the individuals who are currently responsible for the day-to-day management of the Funds were expected to continue to be responsible for the management of the Funds following the close of the Transactions. With respect to Montag, the Board also considered the Manager’s assessment of the anticipated financial stability of Montag going forward. Accordingly, the Board considered the current reputation, qualifications and background of the Subadvisers, investment approach of the Subadvisers, the experience and skills of investment personnel responsible for the day-to-day management of the Funds and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing subadvisers for the PFI Funds and that the Manager had recommended the Subadvisers for the Funds based upon that program.

With respect to investment performance, the Board considered that the Subadvisers expected to retain the portfolio management personnel currently responsible for the management of the Funds following the closing of the Transactions. The Board concluded that based on this factor, along with the Board’s prior findings regarding performance, investment performance was expected to be satisfactory.

With respect to the subadvisory fees proposed to be paid to the Subadvisers, the Board considered that neither the advisory fees paid by the Funds to the Manager nor the subadvisory fees paid by the Manager to the Subadvisers were proposed to change as a result of the Transactions. Taking into consideration the Board’s prior evaluation of the subadvisory fees, the Board concluded that the subadvisory fees were reasonable. With respect to the costs of services to be provided and profits to be realized by the Subadvisers, the Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements and noted that no change in profits would result based upon the Transactions.

The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Funds under the Sub-advisory agreements. The Board noted their recent evaluation of this factor in connection with the annual renewal of the current subadvisory agreements. In addition, the Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels.

The Board also considered the character and amount of other incidental benefits received by the Subadvisers. The Board noted that no additional benefits were reported beyond those benefits considered by the Board when the current subadvisory agreements were last renewed. Therefore, the Board concluded that the subadvisory fees continued to be reasonable, taking into account these benefits.

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Sub-advisory Agreements are fair and reasonable and that approval of the Sub-advisory Agreements is in the best interests of the Funds.

Amended Sub-advisory Agreements

At its December 14, 2009 meeting, the Board considered whether to amend subadvisory agreements (the “Sub-advisory Agreements”) between the Manager and AllianceBernstein related to the SmallCap Growth Fund I and LargeCap Value Fund III, American Century related to the LargeCap Growth Fund III, AXA Rosenberg related to the International Value Fund I, BlackRock related to the Inflation Protection Fund, Causeway related to International Value Fund I, Columbus Circle related to the SmallCap Growth Fund III, Dimensional related to the SmallCap Value Fund II, Emerald related to the SmallCap Growth Fund II, Essex related to the SmallCap Growth Fund II, Goldman Sachs related to the LargeCap Blend Fund I and MidCap Value Fund I, Jacobs Levy related to the MidCap Growth Fund III, J.P. Morgan related to the SmallCap Value Fund I, LA Capital related to the MidCap Value Fund I and SmallCap Value Fund II, Mellon Capital related to the MidCap Growth Fund III and SmallCap Value Fund I, Pyramis related to the International Fund I, T. Rowe related to the LargeCap Blend Fund II and LargeCap Growth Fund I, Turner related to the MidCap Growth Fund III, UBS related to the LargeCap Value Fund I and SmallCap Growth Fund II, Vaughan Nelson related to the SmallCap Value Fund II, and Westwood related to the LargeCap Value Fund III.

The Board noted that the amended Sub-advisory Agreements were the same in all material aspects as the current subadvisory agreements other than changes to certain fee schedules to reduce fees or to limit the fees the subadvisers are paid on cash and cash equivalents held in the portfolio of the Funds and certain other administrative changes. As part of its consideration of the amendments, the Board noted that it approved the continuation of the current subadvisory agreements for these subadvisers at its September 2009 meeting. In approving the amended Sub-advisory Agreements, the Board determined that, given its recent consideration of the current subadvisory agreements, it was not necessary to reconsider all of the factors it considered at its September 2009 meeting. The Board noted the Manager’s representation that the reduced fee schedule would not reduce the quality or quantity of the services the subadvisers provide to the Funds and that the subadvisers’ obligations under the Sub-advisory Agreements would remain the same in all material respects.

SHAREHOLDER MEETING RESULTS

Special Meeting of Shareholders Principal Funds, Inc. – Ultra Short Bond Fund Held December 15, 2009

1.	Approval of a Plan of Reorganization providing for the reorganization of the Ultra Short Bond Fund into the Money Market Fund:

In Favor	Opposed	Abstain
15,850,722.484	1,027,562.148	2,517,763.439

Principal Funds Distributor, Inc. 711 High Street Des Moines, IA 50392-6370 Do not use this address for business correspondence.

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